UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of November 30, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.6%
3,743	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 4.79%, 01/25/2034 (bb)	3,840
	Academic Loan Funding Trust,
766	Series 2012-1A, Class A1, 2.13%, 12/27/2022 (e) (z)	767
3,276	Series 2013-1A, Class A, 2.13%, 12/26/2044 (e) (z)	3,260
2,800	Air Canada Pass-Through Trust, (Canada), Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	2,924
19,413	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.12%, 10/25/2056 (e) (bb)	19,369
	American Airlines Pass-Through Trust,
769	Series 2011-1, Class A, 5.25%, 01/31/2021	817
2,814	Series 2013-2, Class A, 4.95%, 01/15/2023	2,989
349	Series 2014-1A, Class A, 3.70%, 10/01/2026	357
1,838	Series 2016-2, Class A, 3.65%, 06/15/2028	1,868
17,920	Series 2016-3, Class AA, 3.00%, 10/15/2028	17,606
5,250	Series 2017-1, Class AA, 3.65%, 02/15/2029	5,440
3,272	Series 2017-2, Class AA, 3.35%, 10/15/2029	3,297
	American Credit Acceptance Receivables Trust,
8,997	Series 2015-2, Class C, 4.32%, 05/12/2021 (e)	9,100
5,000	Series 2016-2, Class C, 6.09%, 05/12/2022 (e)	5,244
2,122	Series 2016-3, Class A, 1.70%, 11/12/2020 (e)	2,121
7,301	Series 2016-4, Class C, 2.91%, 02/13/2023 (e) (bb)	7,308
15,875	Series 2016-1A, Class B, 4.24%, 06/13/2022 (e) (bb)	15,993
8,350	Series 2017-1, Class B, 2.39%, 02/16/2021 (e)	8,356
12,907	Series 2017-1, Class C, 2.88%, 03/13/2023 (e)	12,900
	American Homes 4 Rent Trust,
11,847	Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (e)	12,374
2,400	Series 2014-SFR2, Class B, 4.29%, 10/17/2036 (e) (bb)	2,523
8,100	Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (e) (bb)	8,710
7,300	Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (e)	8,161
9,474	Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (e)	9,817
3,750	Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (e)	3,968
16,970	Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (e) (bb)	19,143
17,389	Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (e) (bb)	17,793
7,420	Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (e) (bb)	8,078
1,415	Series 2015-SFR2, Class E, 6.07%, 10/17/2045 (e) (bb)	1,579
5,659	AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.81%, 10/08/2020	5,658
	AmeriCredit Automobile Receivables Trust,
2,902	Series 2016-2, Class A2A, 1.42%, 10/08/2019	2,902
3,582	Series 2016-2, Class A3, 1.60%, 11/09/2020	3,577
5,937	Series 2016-3, Class A3, 1.46%, 05/10/2021	5,911
18,856	Series 2017-4, Class C, 2.60%, 09/18/2023	18,809
16	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 5.13%, 01/25/2034 (bb)	18
74,650	Anchor Assets IX LLC, Series 2016-1, Class A, 5.13%, 02/15/2020 (e) (bb)	74,650
	Axis Equipment Finance Receivables III LLC,
2,027	Series 2015-1A, Class A2, 1.90%, 03/20/2020 (e)	2,026
1,200	Series 2015-1A, Class C, 3.41%, 04/20/2020 (e)	1,188
1,200	Series 2015-1A, Class D, 4.05%, 05/20/2020 (e)	1,176
8,085	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.21%, 11/20/2021 (e)	8,050
	B2R Mortgage Trust,
7,849	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	7,787
18,284	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	18,507
5,048	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 (e) (bb)	4,989

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	BCC Funding Corp. X,
3,733	Series 2015-1, Class A2, 2.22%, 10/20/2020 (e)	3,729
2,717	Series 2015-1, Class D, 4.54%, 12/21/2020 (e) (bb)	2,714
269	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, 1.70%, 04/25/2036 (z) (bb)	264
2,355	BXG Receivables Note Trust, Series 2012-A, Class A, 2.66%, 12/02/2027 (e)	2,326
5,757	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.25%, 07/17/2023	5,749
10,565	CAM Mortgage Trust, Series 2017-1, Class A1, SUB, 3.22%, 08/01/2057 (e) (bb)	10,559
41,050	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.00%, 12/05/2023 (bb)	40,961
	Capital Auto Receivables Asset Trust,
15,445	Series 2016-1, Class A3, 1.73%, 04/20/2020	15,442
16	Series 2016-2, Class A2A, 1.32%, 01/20/2019	16
	CarFinance Capital Auto Trust,
466	Series 2014-1A, Class B, 2.72%, 04/15/2020 (e)	467
1,434	Series 2014-2A, Class A, 1.44%, 11/16/2020 (e)	1,433
1,932	Series 2015-1A, Class A, 1.75%, 06/15/2021 (e)	1,930
819	CarMax Auto Owner Trust, Series 2013-4, Class A4, 1.28%, 05/15/2019	819
10,000	Carnow Auto Receivables Trust, Series 2016-1A, Class C, 5.11%, 02/15/2021 (e) (bb)	10,166
	Chase Funding Trust,
1,498	Series 2003-4, Class 1A5, SUB, 5.28%, 05/25/2033 (bb)	1,519
2,244	Series 2003-6, Class 1A5, SUB, 5.11%, 11/25/2034 (bb)	2,318
3,825	Series 2003-6, Class 1A7, SUB, 5.11%, 11/25/2034 (bb)	3,909
16,859	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 05/15/2023 (e)	16,849
	Citi Held For Asset Issuance,
5,214	Series 2016-MF1, Class A, 4.48%, 08/15/2022 (e)	5,251
3,837	Series 2016-PM1, Class A, 4.65%, 04/15/2025 (e)	3,854
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/2039	1,257
164	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.95%, 04/25/2032 (e) (bb)	163
258	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, 2.09%, 12/25/2033 (z)	257
	CLUB Credit Trust,
5,100	Series 2017-NP1, Class A, 2.39%, 04/17/2023 (e)	5,101
11,989	Series 2017-P2, Class A, 2.61%, 01/15/2024 (e)	11,989
16,249	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	16,197
15,951	Colony American Homes, Series 2014-2A, Class A, 2.19%, 07/17/2031 (e) (z)	15,978
	Continental Airlines Pass-Through Trust,
177	Series 1999-2, Class A-1, 7.26%, 03/15/2020	187
2,805	Series 2007-1, Class A, 5.98%, 04/19/2022	3,077
13,870	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, 2.87%, 06/25/2040 (e) (z) (bb)	1,268
	CPS Auto Receivables Trust,
6,350	Series 2014-B, Class C, 3.23%, 05/15/2020 (e)	6,368
4,347	Series 2014-C, Class C, 3.77%, 08/17/2020 (e)	4,426
4,000	Series 2014-D, Class C, 4.35%, 11/16/2020 (e)	4,106
1,014	Series 2015-A, Class A, 1.53%, 07/15/2019 (e)	1,013
2,900	Series 2015-A, Class C, 4.00%, 02/16/2021 (e)	2,949
6,573	Series 2015-B, Class A, 1.65%, 11/15/2019 (e)	6,572
16,500	Series 2015-B, Class C, 4.20%, 05/17/2021 (e)	16,780
5,849	Series 2015-C, Class D, 4.63%, 08/16/2021 (e) (bb)	5,952
2,724	Series 2016-A, Class A, 2.25%, 10/15/2019 (e)	2,726
2,176	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	2,178

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,456	Series 2016-B, Class B, 3.18%, 09/15/2020 (e)	2,473
7,840	Series 2016-C, Class C, 3.27%, 06/15/2022 (e)	7,870
	CPS Auto Trust,
9,823	Series 2017-A, Class A, 1.68%, 08/17/2020 (e)	9,810
5,383	Series 2017-A, Class C, 3.31%, 12/15/2022 (e)	5,403
3,060	Series 2017-A, Class D, 4.61%, 12/15/2022 (e)	3,120
7,027	Series 2017-D, Class C, 3.01%, 10/17/2022 (e)	6,994
	Credit Acceptance Auto Loan Trust,
12,389	Series 2015-2A, Class A, 2.40%, 02/15/2023 (e)	12,412
2,605	Series 2015-2A, Class C, 3.76%, 02/15/2024 (e)	2,626
13,659	Series 2017-1A, Class A, 2.56%, 10/15/2025 (e)	13,649
5,989	Series 2017-1A, Class B, 3.04%, 12/15/2025 (e)	5,962
5,018	Series 2017-1A, Class C, 3.48%, 02/17/2026 (e)	5,040
5,343	Series 2017-2A, Class C, 3.35%, 06/15/2026 (e)	5,293
5,479	CVS Pass-Through Trust, 5.93%, 01/10/2034 (e)	6,181
	CWABS, Inc. Asset-Backed Certificates,
221	Series 2003-5, Class MF1, 5.26%, 01/25/2034 (z) (bb)	224
10	Series 2004-1, Class 3A, 1.89%, 04/25/2034 (z) (bb)	10
458	Series 2004-1, Class M1, 2.08%, 03/25/2034 (z) (bb)	460
78	Series 2004-1, Class M2, 2.15%, 03/25/2034 (z) (bb)	77
159	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, 2.23%, 10/25/2034 (z)	156
7,750	Dell Equipment Finance Trust, Series 2017-2, Class B, 2.47%, 10/24/2022 (e)	7,720
	Delta Air Lines Pass-Through Trust,
1,504	Series 2010-2, Class A, 4.95%, 05/23/2019	1,545
608	Series 2011-1, Class A, 5.30%, 04/15/2019	631
1,940	Series 2012-1, Class A, 4.75%, 05/07/2020	2,030
	Diamond Resorts Owner Trust,
24,235	Series 2017-1A, Class A, 3.27%, 10/22/2029 (e)	24,104
8,525	Series 2017-1A, Class B, 4.11%, 10/22/2029 (e) (bb)	8,480
	Drive Auto Receivables Trust,
12,065	Series 2015-AA, Class D, 4.12%, 07/15/2022 (e)	12,272
14,251	Series 2015-BA, Class D, 3.84%, 07/15/2021 (e)	14,511
6,588	Series 2015-CA, Class D, 4.20%, 09/15/2021 (e)	6,748
2,640	Series 2015-DA, Class D, 4.59%, 01/17/2023 (e) (bb)	2,708
2,163	Series 2016-AA, Class B, 3.17%, 05/15/2020 (e)	2,166
16,810	Series 2016-AA, Class C, 3.91%, 05/17/2021 (e)	16,966
1,861	Series 2016-BA, Class B, 2.56%, 06/15/2020 (e)	1,864
23,204	Series 2016-CA, Class D, 4.18%, 03/15/2024 (e)	23,900
23,209	Series 2017-1, Class C, 2.84%, 04/15/2022	23,334
26,357	Series 2017-1, Class D, 3.84%, 03/15/2023	26,844
15,725	Series 2017-3, Class C, 2.80%, 07/15/2022	15,757
8,545	Series 2017-BA, Class B, 2.20%, 05/15/2020 (e)	8,558
23,480	Series 2017-BA, Class C, 2.61%, 08/16/2021 (e)	23,532
20,505	Series 2017-BA, Class D, 3.72%, 10/17/2022 (e)	20,654
	DT Auto Owner Trust,
12,166	Series 2015-2A, Class D, 4.25%, 02/15/2022 (e)	12,400
5,808	Series 2016-2A, Class C, 3.67%, 01/18/2022 (e)	5,854
7,434	Series 2016-4A, Class B, 2.02%, 08/17/2020 (e)	7,428
12,831	Series 2016-4A, Class D, 3.77%, 10/17/2022 (e)	12,839
17,503	Series 2017-1A, Class C, 2.70%, 11/15/2022 (e)	17,466
20,343	Series 2017-2A, Class C, 3.03%, 01/17/2023 (e)	20,373
10,458	Series 2017-3A, Class D, 3.58%, 05/15/2023 (e)	10,453
10,455	Series 2017-4A, Class C, 2.86%, 07/17/2023 (e)	10,452

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
19,583	Series 2017-4A, Class D, 3.47%, 07/17/2023 (e)	19,579
	Elara HGV Timeshare Issuer LLC,
9,811	Series 2017-A, Class B, 2.96%, 03/25/2030 (e)	9,758
6,622	Series 2017-A, Class C, 3.31%, 03/25/2030 (e)	6,588
5,112	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.63%, 02/22/2022 (e)	5,088
	Exeter Automobile Receivables Trust,
1,867	Series 2014-2A, Class C, 3.26%, 12/16/2019 (e)	1,875
876	Series 2014-3A, Class B, 2.77%, 11/15/2019 (e)	877
4,207	Series 2015-1A, Class B, 2.84%, 03/16/2020 (e)	4,217
94	Series 2015-3A, Class A, 2.00%, 03/16/2020 (e)	94
3,806	Series 2016-2A, Class A, 2.21%, 07/15/2020 (e)	3,805
7,800	Series 2016-2A, Class B, 3.64%, 02/15/2022 (e)	7,859
8,037	Series 2016-3A, Class B, 2.84%, 08/16/2021 (e)	8,036
5,500	Series 2016-3A, Class C, 4.22%, 06/15/2022 (e)	5,603
9,251	Series 2017-3A, Class C, 3.68%, 07/17/2023 (e)	9,236
1,460	Federal Express Corp. Pass-Through Trust, Series 981A, 6.72%, 01/15/2022	1,577
60	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96%, 03/15/2019	60
	First Investors Auto Owner Trust,
947	Series 2014-3A, Class A3, 1.67%, 11/16/2020 (e)	946
2,933	Series 2015-2A, Class D, 4.22%, 12/15/2021 (e)	2,977
3,026	Series 2016-1A, Class A1, 1.92%, 05/15/2020 (e)	3,026
6,528	Series 2017-1A, Class A2, 2.20%, 03/15/2022 (e)	6,506
7,127	Series 2017-1A, Class C, 2.95%, 04/17/2023 (e)	7,096
	FirstKey Lending Trust,
27,434	Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	27,308
11,055	Series 2015-SFR1, Class B, 3.42%, 03/09/2047 (e) (bb)	11,088
	Flagship Credit Auto Trust,
538	Series 2014-1, Class B, 2.55%, 02/18/2020 (e)	538
6,437	Series 2014-2, Class B, 2.84%, 11/16/2020 (e)	6,459
3,958	Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	4,018
2,318	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	2,317
6,936	Series 2015-3, Class A, 2.38%, 10/15/2020 (e)	6,954
5,299	Series 2015-3, Class B, 3.68%, 03/15/2022 (e)	5,355
5,163	Series 2015-3, Class C, 4.65%, 03/15/2022 (e)	5,298
11,341	Series 2016-1, Class A, 2.77%, 12/15/2020 (e)	11,397
3,150	Series 2016-2, Class B, 3.84%, 09/15/2022 (e)	3,220
21,080	Series 2016-2, Class C, 6.22%, 09/15/2022 (e)	22,344
20,085	Series 2017-R, Class A, 5.61%, 05/17/2023 (e) (bb)	20,085
13,343	Ford Credit Auto Lease Trust, Series 2017-B, Class A3, 2.03%, 12/15/2020	13,316
7,756	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, 1.33%, 10/15/2020	7,720
309	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, 6.71%, 04/25/2029 (z) (bb)	261
	GLS Auto Receivables Trust,
3,147	Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	3,146
9,473	Series 2015-1A, Class B, 4.43%, 12/15/2020 (e)	9,514
9,750	Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	9,744
10,500	Series 2016-1A, Class C, 6.90%, 10/15/2021 (e)	10,733
4,041	GM Financial Automobile Leasing Trust, Series 2015-1, Class A4, 1.73%, 06/20/2019	4,041
1,605	GMAT Trust, Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	1,607
12	GO Financial Auto Securitization Trust, Series 2015-1, Class B, 3.59%, 10/15/2020 (e)	12
5,142	Gold Key Resorts LLC, Series 2014-A, Class A, 3.22%, 03/17/2031 (e)	5,128

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
11,989	Golden Bear LLC, Series 2016-R, Class R, 5.65%, 09/20/2047 (e) (bb)	12,130
	Goodgreen Trust,
27,907	Series 2016-1A, Class A, 3.23%, 10/15/2052 (e)	27,355
7,782	Series 2017-1A, Class A, 3.74%, 10/15/2052 (e)	7,827
33,597	Series 2017-2A, Class A, 3.26%, 10/15/2053 (e)	33,594
	Green Tree Agency Advance Funding Trust I,
8,846	Series 2016-T1, Class AT1, 2.38%, 10/15/2048 (e)	8,798
12,823	Series 2016-T1, Class BT1, 3.12%, 10/15/2048 (e) (bb)	12,742
31,539	Hero Funding, (Cayman Islands), Series 2017-3A, Class A2, 3.95%, 09/20/2048 (e)	32,321
	HERO Funding II, (Cayman Islands),
16,654	3.75%, 09/21/2044 (bb)	15,594
12,102	Series 2016-3B, Class B, 5.24%, 09/20/2042 (e) (bb)	12,312
8,972	Series 2016-4B, Class B, 5.75%, 09/20/2047 (e) (bb)	9,003
	HERO Funding Trust,
15,263	Series 2016-3A, Class A1, 3.08%, 09/20/2042 (e)	15,043
4,191	Series 2016-4A, Class A1, 3.57%, 09/20/2047 (e)	4,233
8,730	Series 2016-4A, Class A2, 4.29%, 09/20/2047 (e)	9,035
27,419	Series 2017-1A, Class A2, 4.46%, 09/20/2047 (e)	28,295
16,476	Hero Residual Funding, (Cayman Islands), Series 2016-1R, Class A1, 4.50%, 09/21/2042 (e)	16,393
5,094	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/2028 (e)	5,070
447	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, 1.53%, 03/25/2036 (z) (bb)	420
	Hyundai Auto Receivables Trust,
3,963	Series 2015-B, Class A3, 1.12%, 11/15/2019	3,955
6,560	Series 2016-A, Class A3, 1.56%, 09/15/2020	6,545
	Kabbage Asset Securitization LLC,
75,570	Series 2017-1, Class A, 4.57%, 03/15/2022 (e)	77,376
23,690	Series 2017-1, Class B, 5.79%, 03/15/2022 (e) (bb)	24,438
	KGS-Alpha SBA COOF Trust,
56,102	Series 2012-2, Class A, IO, 0.76%, 08/25/2038 (e) (z) (bb)	1,338
11,140	Series 2012-3, Class A, IO, 1.34%, 09/25/2026 (e) (z) (bb)	171
82,083	Series 2012-4, Class A, IO, 1.06%, 09/25/2037 (e) (z) (bb)	2,388
34,575	Series 2012-6, Class A, IO, 0.60%, 05/25/2039 (e) (z) (bb)	554
39,422	Series 2013-2, Class A, IO, 1.73%, 03/25/2039 (e) (z) (bb)	1,668
33,990	Series 2014-1, Class A, IO, 1.40%, 10/25/2032 (e) (z)	1,216
12,358	Series 2014-2, Class A, IO, 2.93%, 04/25/2040 (e) (z) (bb)	1,023
16,892	Series 2015-2, Class A, IO, 2.81%, 07/25/2041 (e) (z)	1,779
	LendingClub Issuance Trust,
2,687	Series 2016-NP1, Class A, 3.75%, 06/15/2022 (e)	2,698
2,399	Series 2016-NP1, Class B, 6.50%, 06/15/2022 (e) (bb)	2,453
3,807	Series 2016-NP2, Class A, 3.00%, 01/17/2023 (e)	3,815
	Lendmark Funding Trust,
20,739	Series 2016-A, Class A, 4.82%, 08/21/2023 (e)	21,071
16,439	Series 2017-1A, Class A, 2.83%, 01/22/2024 (e)	16,433
2,200	Series 2017-1A, Class B, 3.77%, 12/22/2025 (e) (bb)	2,216
23,070	Series 2017-2A, Class A, 2.80%, 05/20/2026 (e)	23,069
	Long Beach Mortgage Loan Trust,
2,563	Series 2004-1, Class M1, 2.08%, 02/25/2034 (z) (bb)	2,566
415	Series 2004-3, Class M1, 2.18%, 07/25/2034 (z)	414
240	Series 2006-WL2, Class 2A3, 1.53%, 01/25/2036 (z) (bb)	239
	LV Tower 52 Issuer,
42,862	Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	42,862
15,452	Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	15,452
	Mariner Finance Issuance Trust,
18,601	Series 2017-AA, Class A, 3.62%, 02/20/2029 (e)	18,656

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
7,750	Series 2017-AA, Class B, 4.74%, 02/20/2029 (e) (bb)	7,885
6,500	Series 2017-AA, Class C, 6.73%, 02/20/2029 (e) (bb)	6,768
	Marlette Funding Trust,
7,455	Series 2016-1A, Class A, 3.06%, 01/17/2023 (e)	7,475
23,936	Series 2017-1A, Class A, 2.83%, 03/15/2024 (e)	24,033
9,500	Series 2017-3A, Class B, 3.01%, 12/15/2024 (e)	9,488
7,251	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.08%, 10/15/2040 (e) (bb)	8,142
	Mid-State Capital Trust,
3,062	Series 2010-1, Class A, 3.50%, 12/15/2045 (e)	3,119
5,510	Series 2010-1, Class M, 5.25%, 12/15/2045 (e) (bb)	5,774
2,560	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.19%, 11/25/2022 (e)	2,566
	Nationstar HECM Loan Trust,
2,376	Series 2016-2A, Class A, 2.24%, 06/25/2026 (e) (z)	2,379
3,875	Series 2016-3A, Class A, 2.01%, 08/25/2026 (e)	3,875
3,345	Series 2017-1A, Class M1, 2.94%, 05/25/2027 (e) (bb)	3,347
2,038	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.13%, 11/25/2033 (bb)	2,061
15,120	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (e)	14,993
	NRPL Trust,
10,454	Series 2015-1A, Class A1, SUB, 3.88%, 11/01/2054 (e)	10,439
12,500	Series 2015-1A, Class A2, SUB, 3.88%, 11/01/2054 (e)	12,535
28,418	Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e) (bb)	28,490
7,000	Series 2015-2A, Class A2, SUB, 3.75%, 10/25/2057 (e) (bb)	6,977
4,874	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/2049 (e)	4,825
	Ocwen Master Advance Receivables Trust,
9,662	Series 2016-T1, Class AT1, 2.52%, 08/17/2048 (e)	9,615
4,384	Series 2016-T1, Class DT1, 4.25%, 08/17/2048 (e) (bb)	4,339
8,466	Series 2017-T1, Class AT1, 2.50%, 09/15/2048 (e)	8,479
	OnDeck Asset Securitization Trust II LLC,
20,847	Series 2016-1A, Class A, 4.21%, 05/17/2020 (e)	20,924
7,826	Series 2016-1A, Class B, 7.63%, 05/17/2020 (e)	8,031
	OneMain Direct Auto Receivables Trust,
4,994	Series 2016-1A, Class A, 2.04%, 01/15/2021 (e)	4,999
11,557	Series 2016-1A, Class C, 4.58%, 09/15/2021 (e)	11,653
	OneMain Financial Issuance Trust,
2,373	Series 2014-2A, Class A, 2.47%, 09/18/2024 (e)	2,374
11,466	Series 2014-2A, Class B, 3.02%, 09/18/2024 (e) (bb)	11,480
28,767	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	28,961
10,800	Series 2015-1A, Class B, 3.85%, 03/18/2026 (e)	10,922
29,747	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	29,746
11,620	Series 2015-2A, Class B, 3.10%, 07/18/2025 (e) (bb)	11,621
21,450	Series 2016-1A, Class A, 3.66%, 02/20/2029 (e)	21,919
12,500	Series 2016-1A, Class C, 6.00%, 02/20/2029 (e)	12,952
	Oportun Funding II LLC,
29,486	Series 2016-A, Class A, 4.70%, 03/08/2021 (e)	29,786
11,354	Series 2016-A, Class B, 6.41%, 03/08/2021 (e) (bb)	11,519
	Oportun Funding III LLC,
24,511	Series 2016-B, Class A, 3.69%, 07/08/2021 (e)	24,682
2,677	Series 2016-B, Class B, 5.16%, 07/08/2021 (e)	2,717
12,817	Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 06/08/2023 (e)	12,794

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
10,654	Oportun Funding VII LLC, Series 2017-B, Class A, 3.22%, 10/10/2023 (e)	10,626
	Progress Residential Trust,
26,402	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	26,333
7,295	Series 2015-SFR2, Class B, 3.14%, 06/12/2032 (e) (bb)	7,293
16,110	Series 2015-SFR2, Class C, 3.44%, 06/12/2032 (e) (bb)	16,163
8,917	Series 2015-SFR2, Class E, 4.43%, 06/12/2032 (e) (bb)	9,019
32,347	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e)	32,510
3,041	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e)	3,132
4,000	Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (e)	4,184
5,000	Series 2017-SFR1, Class E, 4.26%, 08/17/2034 (e) (bb)	5,024
	Prosper Marketplace Issuance Trust,
11,778	Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	11,822
17,133	Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	17,165
32,781	Series 2017-3A, Class A, 2.36%, 11/15/2023 (e)	32,723
2,006	Purchasing Power Funding LLC, Series 2016-A, 5.99%, 02/27/2019 (e) (z) (bb)	2,006
	RASC Trust,
36	Series 2002-KS4, Class AIIB, 1.83%, 07/25/2032 (z) (bb)	33
50	Series 2003-KS9, Class A2B, 1.97%, 11/25/2033 (z) (bb)	43
2,691	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.69%, 10/25/2047 (e) (bb)	2,697
34,500	RCM Fund 1 Issuer LLC, Series 2017-1, Class A, 5.50%, 10/25/2021 (e) (bb)	34,500
96	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.68%, 06/25/2037 (bb)	47
10,687	Renew, (Cayman Islands), Series 2017-1A, Class A, 3.67%, 09/20/2052 (e)	10,679
47,317	Rice Park Financing Trust, Series 2016-A, Class A, 4.63%, 10/31/2041 (e) (bb)	47,317
3,661	Santander Drive Auto Receivables Trust, Series 2016-1, Class A3, 1.62%, 03/16/2020	3,661
509	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.78%, 06/25/2033 (bb)	515
614	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.44%, 01/25/2036 (bb)	551
1,500	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 01/18/2022 (e)	1,503
41	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.55%, 02/15/2020 (e)	41
9,925	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	9,991
4,345	Spirit Airlines Pass Through Trust, Series 2017-1AA, 3.38%, 02/15/2030	4,337
19,879	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/2029 (e)	20,037
	Springleaf Funding Trust,
38,406	Series 2015-AA, Class A, 3.16%, 11/15/2024 (e)	38,580
8,805	Series 2015-AA, Class B, 3.62%, 11/15/2024 (e)	8,848
16,735	Series 2016-AA, Class B, 3.80%, 11/15/2029 (e)	16,884
19,015	Sprint Spectrum Co. LLC, 3.36%, 09/20/2021 (e)	19,163
9,849	Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 06/15/2028 (e)	9,760
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,460	Series 2004-6XS, Class A5A, SUB, 6.03%, 03/25/2034 (bb)	1,467
1,168	Series 2004-6XS, Class A5B, SUB, 6.05%, 03/25/2034 (bb)	1,189
	Structured Asset Securities Corp. Pass-Through Certificates,
423	Series 2002-AL1, Class A2, 3.45%, 02/25/2032 (bb)	421
848	Series 2002-AL1, Class A3, 3.45%, 02/25/2032 (bb)	833
588	Tidewater Auto Receivables Trust, Series 2014-AA, Class C, 2.56%, 08/15/2019 (e)	588
16,244	Tricolor Auto Securitization Trust, Series 2017-1, Class A, 5.09%, 05/15/2020 (e) (bb)	16,244
14,468	Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (e) (bb)	14,257

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
45,245	U.S. Residential Opportunity Fund IV Trust, Series 2017-1IV, Class A, SUB, 3.35%, 11/27/2037 (e)	45,245
	Union Pacific Railroad Co. Pass-Through Trust,
145	Series 2003-1, 4.70%, 01/02/2024	152
3,260	Series 2015-1, 2.70%, 05/12/2027	3,189
	United Airlines Pass-Through Trust,
1,009	Class B, 3.65%, 01/07/2026	1,003
6,874	Series 2016-1, Class A, 3.45%, 07/07/2028	6,994
211	United Auto Credit Securitization Trust, Series 2016-1, Class C, 3.55%, 08/15/2019 (e)	211
16,377	Upstart Securitization Trust, Series 2017-1, Class A, 2.64%, 06/20/2024 (e)	16,357
27,004	USASF Receivables LLC, Series 2017-1, Class A, 5.75%, 09/15/2030 (e) (bb)	26,924
	Verizon Owner Trust,
2,394	Series 2016-1A, Class A, 1.42%, 01/20/2021 (e)	2,379
18,701	Series 2017-3A, Class A1A, 2.06%, 04/20/2022 (e)	18,648
21,944	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.84%, 04/17/2023 (e)	21,927
31,900	VM DEBT LLC, Series 2017-1, Class A, 6.50%, 10/02/2024 (e) (bb)	31,900
9,112	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	9,162
9,475	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	9,517
10,605	VOLT LV LLC, Series 2017-NPL2, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	10,652
16,372	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 04/25/2059 (e)	16,431
11,716	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e)	11,737
61,135	VOLT LXIV LLC, Series 2017-NP11, Class A1, SUB, 3.38%, 10/25/2047 (e)	61,130
5,099	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.38%, 11/27/2045 (e) (bb)	5,116
33,511	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	33,501
	Westgate Resorts LLC,
1,633	Series 2015-1A, Class A, 2.75%, 05/20/2027 (e)	1,633
12,857	Series 2017-1A, Class A, 3.05%, 12/20/2030 (e)	12,843
	Westlake Automobile Receivables Trust,
4,017	Series 2016-2A, Class A2, 1.57%, 06/17/2019 (e)	4,016
4,000	Series 2016-3A, Class D, 3.58%, 01/18/2022 (e)	4,012
8,210	Series 2017-1A, Class C, 2.70%, 10/17/2022 (e)	8,221
8,261	Series 2017-1A, Class D, 3.46%, 10/17/2022 (e)	8,310

	Total Asset-Backed Securities (Cost $3,099,115)	3,118,164

Collateralized Mortgage Obligations — 10.4%
11,498	Access PT Funding Trust, Series 2016-1, 6.25%, 02/16/2021 (bb)	11,496
	Alternative Loan Trust,
6,923	Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	7,085
1,992	Series 2005-1CB, Class 1A6, IF, IO, 5.77%, 03/25/2035 (z) (bb)	362
6,631	Series 2005-20CB, Class 3A8, IF, IO, 3.42%, 07/25/2035 (z) (bb)	776
6,763	Series 2005-22T1, Class A2, IF, IO, 3.74%, 06/25/2035 (z) (bb)	867
2,784	Series 2005-28CB, Class 1A4, 5.50%, 08/25/2035	2,689
89	Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	70
23,093	Series 2005-37T1, Class A2, IF, IO, 3.72%, 09/25/2035 (z) (bb)	3,066
2,846	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	2,695
11,204	Series 2005-54CB, Class 1A2, IF, IO, 3.52%, 11/25/2035 (z) (bb)	1,315
37	Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	37
1,178	Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	1,173
1,556	Series 2005-J1, Class 1A4, IF, IO, 3.77%, 02/25/2035 (z)	57
125	American General Mortgage Loan Trust, Series 2006-1, Class A5, 5.75%, 12/25/2035 (e) (z)	129

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Angel Oak Mortgage Trust LLC,
1,971	Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	1,964
4,533	Series 2015-1, Class M, SUB, 5.50%, 11/25/2045 (e) (bb)	4,510
27,050	Aqua Finance Trust, Series 2017-A, Class A, 3.72%, 11/15/2035 (e)	27,047
	ASG Resecuritization Trust,
2,250	Series 2009-3, Class A65, 2.88%, 03/26/2037 (e) (z)	2,255
2,830	Series 2011-1, Class 2A35, 6.00%, 09/28/2036 (e)	2,314
1,288	Series 2011-1, Class 3A50, 3.62%, 11/28/2035 (e) (z)	1,285
	Banc of America Alternative Loan Trust,
46	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	44
442	Series 2005-5, Class 1CB1, 5.50%, 06/25/2035	415
1,347	Series 2005-9, Class CBIO, IO, 5.50%, 10/25/2035 (bb)	312
	Banc of America Funding Trust,
308	Series 2004-1, Class PO, PO, 03/25/2034 (bb)	258
468	Series 2004-2, Class 1CB1, 5.75%, 09/20/2034	498
705	Series 2004-C, Class 1A1, 3.88%, 12/20/2034 (z)	707
342	Series 2005-6, Class 2A7, 5.50%, 10/25/2035	332
297	Series 2005-7, Class 30PO, PO, 11/25/2035	246
107	Series 2005-8, Class 30PO, PO, 01/25/2036 (z)	81
626	Series 2005-E, Class 4A1, 3.52%, 03/20/2035 (z)	635
186	Series 2006-1, Class XPO, PO, 01/25/2036 (z) (bb)	150
	Banc of America Mortgage Trust,
198	Series 2003-C, Class 3A1, 3.75%, 04/25/2033 (z)	201
209	Series 2004-9, Class 3A1, 6.50%, 09/25/2032	217
1	Series 2004-9, Class 3PO, PO, 09/25/2032 (bb)	1
700	Series 2004-J, Class 3A1, 3.92%, 11/25/2034 (z)	701
	BCAP LLC Trust,
1,060	Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (e) (z)	1,091
7,236	Series 2010-RR7, Class 2A1, 3.18%, 07/26/2045 (e) (z)	7,138
336	Series 2012-RR1, Class 5A1, 2.48%, 07/26/2037 (e) (z)	339
1,032	Series 2012-RR10, Class 1A1, 1.47%, 02/26/2037 (e) (z)	1,031
947	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, 1.83%, 03/25/2035 (z)	944
	Bear Stearns ARM Trust,
1,185	Series 2003-2, Class A5, 3.22%, 11/25/2007 (e) (z)	1,198
92	Series 2003-7, Class 3A, 3.39%, 10/25/2033 (z)	92
645	Series 2004-2, Class 14A, 3.57%, 05/25/2034 (z)	648
3,546	Series 2005-5, Class A1, 3.28%, 08/25/2035 (z)	3,609
3,038	Series 2006-1, Class A1, 3.67%, 02/25/2036 (z)	3,044
203	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/2033 (bb)	190
61	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/2034 (bb)	55
	Chase Mortgage Finance Trust,
593	Series 2007-A1, Class 1A3, 3.65%, 02/25/2037 (z)	591
1,200	Series 2007-A1, Class 2A1, 3.69%, 02/25/2037 (z)	1,211
148	Series 2007-A1, Class 7A1, 3.58%, 02/25/2037 (z)	148
814	Series 2007-A1, Class 9A1, 3.57%, 02/25/2037 (z)	809
487	Series 2007-A2, Class 1A1, 3.67%, 07/25/2037 (z)	487
760	Series 2007-A2, Class 2A1, 3.58%, 07/25/2037 (z)	772
	CHL Mortgage Pass-Through Trust,
146	Series 2002-18, Class PO, PO, 11/25/2032 (z) (bb)	133
339	Series 2004-3, Class A26, 5.50%, 04/25/2034	346
230	Series 2004-3, Class A4, 5.75%, 04/25/2034	237
1,592	Series 2004-5, Class 1A4, 5.50%, 06/25/2034	1,615
107	Series 2004-7, Class 2A1, 3.53%, 06/25/2034 (z)	108

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
169	Series 2004-8, Class 2A1, 4.50%, 06/25/2019	170
178	Series 2004-HYB1, Class 2A, 3.29%, 05/20/2034 (z)	179
936	Series 2004-HYB3, Class 2A, 3.18%, 06/20/2034 (z)	936
517	Series 2004-HYB6, Class A3, 3.49%, 11/20/2034 (z)	527
21	Series 2004-J8, Class 1A2, 4.75%, 11/25/2019	21
260	Series 2005-14, Class A2, 5.50%, 07/25/2035	253
138	Series 2005-16, Class A23, 5.50%, 09/25/2035	136
2,195	Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (z)	1,925
	Citicorp Mortgage Securities Trust,
71	Series 2006-1, Class 2A1, 5.00%, 02/25/2021	73
635	Series 2006-4, Class 1A2, 6.00%, 08/25/2036	643
	Citigroup Global Markets Mortgage Securities VII, Inc.,
1,327	Series 2003-HYB1, Class A, 3.74%, 09/25/2033 (z)	1,337
3	Series 2003-UP2, Class PO1, PO, 12/25/2018 (bb)	2
	Citigroup Mortgage Loan Trust,
517	Series 2009-5, Class 8A1, 6.00%, 06/25/2036 (e) (z)	518
233	Series 2009-8, Class 4A1, 6.00%, 11/25/2036 (e)	235
3,127	Series 2009-10, Class 1A1, 3.32%, 09/25/2033 (e) (z)	3,170
1,315	Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (e) (z)	1,338
315	Series 2009-11, Class 3A1, 5.75%, 05/25/2037 (e) (z)	314
12	Series 2010-3, Class 4A1, 3.67%, 02/25/2036 (e) (z)	12
3,972	Series 2015-A, Class B2, 4.50%, 06/25/2058 (e) (z)	3,857
	Citigroup Mortgage Loan Trust, Inc.,
376	Series 2003-1, Class 2A5, 5.25%, 10/25/2033	381
66	Series 2003-1, Class 2A6, PO, 10/25/2033 (bb)	61
62	Series 2003-1, Class PO2, PO, 10/25/2033 (bb)	54
50	Series 2003-1, Class PO3, PO, 09/25/2033 (bb)	46
66	Series 2003-UP3, Class A3, 7.00%, 09/25/2033	67
100	Series 2003-UST1, Class A1, 5.50%, 12/25/2018	100
28	Series 2003-UST1, Class PO1, PO, 12/25/2018 (bb)	28
5	Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	5
358	Series 2004-UST1, Class A6, 3.25%, 08/25/2034 (z)	350
263	Series 2005-1, Class 2A1A, 2.44%, 02/25/2035 (z)	229
1,370	Series 2005-2, Class 2A11, 5.50%, 05/25/2035	1,407
807	Series 2005-5, Class 1A2, 4.17%, 08/25/2035 (z)	681
8,628	Conix Mortgage Asset Trust, Series 2013-1, Class A12/25/2047 (d) (z) (bb)	926
	Credit Suisse First Boston Mortgage Securities Corp.,
3	Series 1997-2, Class A, 7.50%, 06/25/2020 (e)	3
919	Series 2003-1, Class DB1, 6.69%, 02/25/2033 (z)	926
725	Series 2003-21, Class 1A4, 5.25%, 09/25/2033	744
498	Series 2003-23, Class 1P, PO, 10/25/2033 (bb)	436
38	Series 2003-23, Class 2A5, 5.00%, 10/25/2018	38
5	Series 2003-25, Class 2A1, 4.50%, 10/25/2018	5
464	Series 2003-AR15, Class 3A1, 3.74%, 06/25/2033 (z)	465
305	Series 2004-5, Class 3A1, 5.25%, 08/25/2019	307
3	Series 2004-5, Class 5P, PO, 08/25/2019 (bb)	4
	CSFB Mortgage-Backed Pass-Through Certificates,
1,063	Series 2003-27, Class 5A3, 5.25%, 11/25/2033	1,076
471	Series 2003-27, Class 5A4, 5.25%, 11/25/2033	477
710	Series 2004-4, Class 2A4, 5.50%, 09/25/2034	740
1,116	Series 2004-8, Class 1A4, 5.50%, 12/25/2034	1,164
181	Series 2005-9, Class AP, PO, 10/25/2035 (bb)	141

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,464		Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 (bb)	42
139		Series 2005-10, Class AP, PO, 11/25/2035 (bb)	96
		CSMC,
1,759		Series 2010-11R, Class A6, 2.34%, 06/28/2047 (e) (z)	1,759
1,083		Series 2010-17R, Class 1A1, 3.36%, 06/26/2036 (e) (z)	1,090
240		CVS Pass-Through Trust, 8.35%, 07/10/2031 (e)	310
		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
320		Series 2005-1, Class 2A1, 5.70%, 02/25/2020 (z)	321
534		Series 2005-3, Class 1A1, 3.45%, 06/25/2020 (z)	513
4		Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/2018 (bb)	4
		FHLMC - GNMA,
110		Series 8, Class ZA, 7.00%, 03/25/2023	117
76		Series 24, Class ZE, 6.25%, 11/25/2023	81
535		Series 29, Class L Shares, 7.50%, 04/25/2024	586
		FHLMC Reference REMIC,
3,811		Series R006, Class ZA, 6.00%, 04/15/2036	4,242
5,274		Series R007, Class ZA, 6.00%, 05/15/2036	5,878
		FHLMC REMIC,
–	(h)	Series 22, Class C, 9.50%, 04/15/2020	—	(h)
2		Series 23, Class F, 9.60%, 04/15/2020	2
–	(h)	Series 46, Class B, 7.80%, 09/15/2020	—	(h)
–	(h)	Series 47, Class F, 10.00%, 06/15/2020	—	(h)
–	(h)	Series 85, Class C, 8.60%, 01/15/2021	—	(h)
2		Series 99, Class Z, 9.50%, 01/15/2021	2
10		Series 114, Class H, 6.95%, 01/15/2021	10
–	(h)	Series 204, Class E, HB, IF, IO, 1,639.90%, 05/15/2023 (z)	1
–	(h)	Series 1045, Class G, HB, IO, 1,066.21%, 02/15/2021	—	(h)
2		Series 1065, Class J, 9.00%, 04/15/2021	3
1		Series 1079, Class S, HB, IF, 29.75%, 05/15/2021 (z)	1
2		Series 1084, Class F, 2.20%, 05/15/2021 (z)	2
1		Series 1084, Class S, HB, IF, 39.60%, 05/15/2021 (z)	1
3		Series 1116, Class I Shares, 5.50%, 08/15/2021	3
16		Series 1144, Class KB, 8.50%, 09/15/2021	18
–	(h)	Series 1172, Class L Shares, HB, IO, 1,181.25%, 11/15/2021 (z)	—	(h)
–	(h)	Series 1196, Class B, HB, IF, IO, 1,104.54%, 01/15/2022 (z)	—	(h)
7		Series 1206, Class IA, 7.00%, 03/15/2022	7
9		Series 1250, Class J, 7.00%, 05/15/2022	9
33		Series 1343, Class LA, 8.00%, 08/15/2022	36
13		Series 1343, Class LB, 7.50%, 08/15/2022	15
22		Series 1370, Class JA, 2.40%, 09/15/2022 (z)	22
21		Series 1455, Class WB, IF, 4.05%, 12/15/2022 (z)	21
209		Series 1466, Class PZ, 7.50%, 02/15/2023	228
3		Series 1470, Class F, 1.73%, 02/15/2023 (z)	3
36		Series 1491, Class I Shares, 7.50%, 04/15/2023	39
117		Series 1498, Class I Shares, 2.40%, 04/15/2023 (z)	119
178		Series 1502, Class PX, 7.00%, 04/15/2023	192
19		Series 1505, Class Q, 7.00%, 05/15/2023	20
80		Series 1518, Class G, IF, 7.70%, 05/15/2023 (z)	88
16		Series 1541, Class M, HB, IF, 24.61%, 07/15/2023 (z)	21
75		Series 1541, Class O, 1.66%, 07/15/2023 (z)	75
4		Series 1570, Class F, 2.23%, 08/15/2023 (z)	4
147		Series 1573, Class PZ, 7.00%, 09/15/2023	160
83		Series 1591, Class PV, 6.25%, 10/15/2023	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
46	Series 1602, Class SA, IF, 18.69%, 10/15/2023 (z)	61
495	Series 1608, Class L Shares, 6.50%, 09/15/2023	548
205	Series 1642, Class PJ, 6.00%, 11/15/2023	219
70	Series 1658, Class GZ, 7.00%, 01/15/2024	76
14	Series 1671, Class L Shares, 7.00%, 02/15/2024	17
19	Series 1671, Class QC, IF, 10.00%, 02/15/2024 (z)	25
8	Series 1686, Class SH, IF, 16.42%, 02/15/2024 (z)	11
66	Series 1695, Class EB, 7.00%, 03/15/2024	72
13	Series 1699, Class FC, 1.85%, 03/15/2024 (z)	13
76	Series 1700, Class GA, PO, 02/15/2024	73
354	Series 1706, Class K, 7.00%, 03/15/2024	384
6	Series 1709, Class FA, 1.48%, 03/15/2024 (z)	6
238	Series 1720, Class PL, 7.50%, 04/15/2024	259
217	Series 1737, Class L Shares, 6.00%, 06/15/2024	244
55	Series 1745, Class D, 7.50%, 08/15/2024	61
180	Series 1798, Class F, 5.00%, 05/15/2023	188
2	Series 1807, Class G, 9.00%, 10/15/2020	2
31	Series 1829, Class ZB, 6.50%, 03/15/2026	34
231	Series 1863, Class Z, 6.50%, 07/15/2026	256
52	Series 1865, Class D, PO, 02/15/2024	47
34	Series 1890, Class H, 7.50%, 09/15/2026	38
103	Series 1899, Class ZE, 8.00%, 09/15/2026	118
225	Series 1927, Class PH, 7.50%, 01/15/2027	255
162	Series 1927, Class ZA, 6.50%, 01/15/2027	180
6	Series 1935, Class FL, 1.95%, 02/15/2027 (z)	6
79	Series 1963, Class Z, 7.50%, 01/15/2027	90
9	Series 1970, Class PG, 7.25%, 07/15/2027	10
198	Series 1981, Class Z, 6.00%, 05/15/2027	213
114	Series 1983, Class Z, 6.50%, 12/15/2023	122
84	Series 1987, Class PE, 7.50%, 09/15/2027	96
117	Series 2019, Class Z, 6.50%, 12/15/2027	129
365	Series 2033, Class J, 5.60%, 06/15/2023	385
44	Series 2033, Class SN, HB, IF, IO, 28.16%, 03/15/2024 (z)	15
137	Series 2038, Class PN, IO, 7.00%, 03/15/2028	26
430	Series 2040, Class PE, 7.50%, 03/15/2028	491
145	Series 2054, Class PV, 7.50%, 05/15/2028	165
2	Series 2056, Class TD, 6.50%, 05/15/2018	2
214	Series 2063, Class PG, 6.50%, 06/15/2028	238
26	Series 2064, Class TE, 7.00%, 06/15/2028	30
91	Series 2070, Class C, 6.00%, 07/15/2028	99
429	Series 2075, Class PH, 6.50%, 08/15/2028	478
459	Series 2075, Class PM, 6.25%, 08/15/2028	498
75	Series 2086, Class GB, 6.00%, 09/15/2028	82
167	Series 2089, Class PJ, IO, 7.00%, 10/15/2028	20
364	Series 2095, Class PE, 6.00%, 11/15/2028	400
725	Series 2106, Class ZD, 6.00%, 12/15/2028	795
980	Series 2110, Class PG, 6.00%, 01/15/2029	1,110
210	Series 2125, Class JZ, 6.00%, 02/15/2029	231
1,110	Series 2126, Class CB, 6.25%, 02/15/2029	1,219
29	Series 2132, Class SB, HB, IF, 25.17%, 03/15/2029 (z)	45
5	Series 2134, Class PI, IO, 6.50%, 03/15/2019	—	(h)
15	Series 2141, Class IO, IO, 7.00%, 04/15/2029	2

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
71	Series 2163, Class PC, IO, 7.50%, 06/15/2029	9
842	Series 2169, Class TB, 7.00%, 06/15/2029	949
423	Series 2172, Class QC, 7.00%, 07/15/2029	482
244	Series 2176, Class OJ, 7.00%, 08/15/2029	276
1	Series 2196, Class TL, 7.50%, 11/15/2029	1
206	Series 2201, Class C, 8.00%, 11/15/2029	234
10	Series 2204, Class GB, 8.00%, 12/20/2029 (z) (bb)	10
398	Series 2208, Class PG, 7.00%, 01/15/2030	455
120	Series 2209, Class TC, 8.00%, 01/15/2030	141
414	Series 2210, Class Z, 8.00%, 01/15/2030	488
82	Series 2224, Class CB, 8.00%, 03/15/2030	95
125	Series 2230, Class Z, 8.00%, 04/15/2030	147
86	Series 2234, Class PZ, 7.50%, 05/15/2030	101
92	Series 2247, Class Z, 7.50%, 08/15/2030	103
251	Series 2256, Class MC, 7.25%, 09/15/2030	290
278	Series 2259, Class ZM, 7.00%, 10/15/2030	317
1	Series 2261, Class ZY, 7.50%, 10/15/2030	1
25	Series 2262, Class Z, 7.50%, 10/15/2030	30
324	Series 2271, Class PC, 7.25%, 12/15/2030	371
209	Series 2283, Class K, 6.50%, 12/15/2023	224
162	Series 2296, Class PD, 7.00%, 03/15/2031	185
52	Series 2306, Class K, PO, 05/15/2024	49
124	Series 2306, Class SE, IF, IO, 8.27%, 05/15/2024 (z)	21
80	Series 2313, Class LA, 6.50%, 05/15/2031	91
144	Series 2325, Class PM, 7.00%, 06/15/2031	165
335	Series 2332, Class ZH, 7.00%, 07/15/2031	382
93	Series 2333, Class HC, 6.00%, 07/15/2031	103
2,091	Series 2344, Class ZD, 6.50%, 08/15/2031	2,417
198	Series 2344, Class ZJ, 6.50%, 08/15/2031	217
162	Series 2345, Class NE, 6.50%, 08/15/2031	181
21	Series 2347, Class VP, 6.50%, 03/15/2020	21
177	Series 2351, Class PZ, 6.50%, 08/15/2031	198
346	Series 2359, Class ZB, 8.50%, 06/15/2031	398
180	Series 2367, Class ME, 6.50%, 10/15/2031	199
174	Series 2388, Class FB, 1.85%, 01/15/2029 (z)	177
217	Series 2399, Class OH, 6.50%, 01/15/2032	245
308	Series 2399, Class TH, 6.50%, 01/15/2032	347
384	Series 2410, Class NG, 6.50%, 02/15/2032	433
229	Series 2410, Class OE, 6.38%, 02/15/2032	248
413	Series 2410, Class QS, IF, 16.25%, 02/15/2032 (z)	603
172	Series 2410, Class QX, IF, IO, 7.40%, 02/15/2032 (z)	42
451	Series 2412, Class SP, IF, 13.60%, 02/15/2032 (z)	566
972	Series 2418, Class FO, 2.15%, 02/15/2032 (z)	993
362	Series 2420, Class XK, 6.50%, 02/15/2032	408
329	Series 2423, Class MC, 7.00%, 03/15/2032	374
398	Series 2423, Class MT, 7.00%, 03/15/2032	455
485	Series 2423, Class TB, 6.50%, 03/15/2032	538
520	Series 2430, Class WF, 6.50%, 03/15/2032	586
733	Series 2434, Class TC, 7.00%, 04/15/2032	833
1,150	Series 2434, Class ZA, 6.50%, 04/15/2032	1,282
806	Series 2435, Class CJ, 6.50%, 04/15/2032	908
240	Series 2436, Class MC, 7.00%, 04/15/2032	270

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
127	Series 2441, Class GF, 6.50%, 04/15/2032	143
336	Series 2444, Class ES, IF, IO, 6.70%, 03/15/2032 (z)	73
324	Series 2450, Class GZ, 7.00%, 05/15/2032	374
219	Series 2450, Class SW, IF, IO, 6.75%, 03/15/2032 (z)	44
386	Series 2455, Class GK, 6.50%, 05/15/2032	418
367	Series 2458, Class ZM, 6.50%, 06/15/2032	405
262	Series 2466, Class DH, 6.50%, 06/15/2032	292
475	Series 2466, Class PH, 6.50%, 06/15/2032	536
357	Series 2474, Class NR, 6.50%, 07/15/2032	396
800	Series 2475, Class S, IF, IO, 6.75%, 02/15/2032 (z)	173
544	Series 2484, Class LZ, 6.50%, 07/15/2032	611
522	Series 2500, Class MC, 6.00%, 09/15/2032	584
587	Series 2512, Class PG, 5.50%, 10/15/2022	616
191	Series 2535, Class BK, 5.50%, 12/15/2022	201
5	Series 2537, Class TE, 5.50%, 12/15/2017	5
3	Series 2543, Class LX, 5.00%, 12/15/2017	3
906	Series 2543, Class YX, 6.00%, 12/15/2032	1,001
459	Series 2544, Class HC, 6.00%, 12/15/2032	515
1	Series 2549, Class ZG, 5.00%, 01/15/2018	1
674	Series 2552, Class ME, 6.00%, 01/15/2033	758
488	Series 2567, Class QD, 6.00%, 02/15/2033	550
526	Series 2571, Class FY, 2.00%, 12/15/2032 (z)	536
63	Series 2571, Class SK, HB, IF, 29.11%, 09/15/2023 (z)	93
310	Series 2571, Class SY, IF, 15.60%, 12/15/2032 (z)	409
2,398	Series 2575, Class ME, 6.00%, 02/15/2033	2,662
1,270	Series 2586, Class HD, 5.50%, 03/15/2023	1,372
270	Series 2586, Class WI, IO, 6.50%, 03/15/2033	51
1,273	Series 2595, Class HC, 5.50%, 04/15/2023	1,378
408	Series 2596, Class QG, 6.00%, 03/15/2033	436
18	Series 2611, Class UH, 4.50%, 05/15/2018	18
24	Series 2626, Class NS, IF, IO, 5.30%, 06/15/2023 (z)	—	(h)
888	Series 2631, Class SA, IF, 12.56%, 06/15/2033 (z)	1,125
162	Series 2636, Class Z, 4.50%, 06/15/2018	163
23	Series 2637, Class SA, IF, IO, 4.85%, 06/15/2018 (z)	—	(h)
102	Series 2638, Class DS, IF, 7.35%, 07/15/2023 (z)	108
4	Series 2642, Class SL, IF, 6.18%, 07/15/2033 (z)	5
4	Series 2650, Class PO, PO, 12/15/2032	4
95	Series 2650, Class SO, PO, 12/15/2032	94
166	Series 2651, Class VZ, 4.50%, 07/15/2018	167
7,205	Series 2653, Class PZ, 5.00%, 07/15/2033	7,920
277	Series 2671, Class S, IF, 12.47%, 09/15/2033 (z)	345
263	Series 2692, Class SC, IF, 10.79%, 07/15/2033 (z)	317
2,324	Series 2709, Class PG, 5.00%, 11/15/2023	2,438
595	Series 2710, Class HB, 5.50%, 11/15/2023	630
238	Series 2720, Class PC, 5.00%, 12/15/2023	251
2,137	Series 2722, Class PF, 1.85%, 12/15/2033 (z)	2,150
7,617	Series 2733, Class SB, IF, 6.88%, 10/15/2033 (z)	8,175
99	Series 2744, Class PE, 5.50%, 02/15/2034	103
121	Series 2748, Class KO, PO, 10/15/2023	119
134	Series 2758, Class AO, PO, 03/15/2019	132
132	Series 2780, Class SY, IF, 13.75%, 11/15/2033 (z)	174
1,947	Series 2802, Class OH, 6.00%, 05/15/2034	2,106

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
70	Series 2835, Class QO, PO, 12/15/2032	60
3	Series 2840, Class JO, PO, 06/15/2023	3
659	Series 2903, Class Z, 5.00%, 12/15/2024	702
528	Series 2929, Class MS, HB, IF, 22.66%, 02/15/2035 (z)	710
947	Series 2934, Class EC, PO, 02/15/2020	929
282	Series 2934, Class HI, IO, 5.00%, 02/15/2020	11
157	Series 2934, Class KI, IO, 5.00%, 02/15/2020	6
29	Series 2945, Class SA, IF, 10.04%, 03/15/2020 (z)	30
197	Series 2967, Class S, HB, IF, 26.95%, 04/15/2025 (z)	259
9,187	Series 2968, Class EH, 6.00%, 04/15/2035	10,424
719	Series 2981, Class FA, 1.65%, 05/15/2035 (z)	721
810	Series 2988, Class AF, 1.55%, 06/15/2035 (z)	809
4	Series 2989, Class PO, PO, 06/15/2023	4
409	Series 2990, Class GO, PO, 02/15/2035	371
707	Series 2990, Class SL, IF, 19.91%, 06/15/2034 (z)	881
31	Series 2990, Class WP, IF, 13.80%, 06/15/2035 (z)	38
72	Series 3014, Class OD, PO, 08/15/2035	66
102	Series 3022, Class SX, IF, 13.75%, 08/15/2025 (z)	121
296	Series 3029, Class SO, PO, 09/15/2035	270
226	Series 3051, Class DP, HB, IF, 22.53%, 10/15/2025 (z)	305
402	Series 3064, Class SG, IF, 15.83%, 11/15/2035 (z)	545
3	Series 3068, Class AO, PO, 01/15/2035	3
669	Series 3077, Class TO, PO, 04/15/2035	613
701	Series 3085, Class WF, 2.05%, 08/15/2035 (z)	715
1,519	Series 3101, Class UZ, 6.00%, 01/15/2036	1,724
116	Series 3102, Class HS, IF, 19.98%, 01/15/2036 (z)	167
1,303	Series 3117, Class AO, PO, 02/15/2036	1,206
340	Series 3117, Class EO, PO, 02/15/2036	297
434	Series 3117, Class OG, PO, 02/15/2036	393
294	Series 3117, Class OK, PO, 02/15/2036	256
781	Series 3122, Class OH, PO, 03/15/2036	703
727	Series 3122, Class OP, PO, 03/15/2036	672
20	Series 3122, Class ZB, 6.00%, 03/15/2036	27
85	Series 3134, Class PO, PO, 03/15/2036	76
1,028	Series 3137, Class XP, 6.00%, 04/15/2036	1,152
454	Series 3138, Class PO, PO, 04/15/2036	407
1,475	Series 3147, Class PO, PO, 04/15/2036	1,362
124	Series 3149, Class SO, PO, 05/15/2036	99
416	Series 3151, Class PO, PO, 05/15/2036	369
643	Series 3153, Class EO, PO, 05/15/2036	550
269	Series 3164, Class MG, 6.00%, 06/15/2036	300
1,429	Series 3171, Class MO, PO, 06/15/2036	1,313
302	Series 3179, Class OA, PO, 07/15/2036	268
1,398	Series 3181, Class AZ, 6.50%, 07/15/2036	1,566
94	Series 3194, Class SA, IF, IO, 5.85%, 07/15/2036 (z)	9
926	Series 3195, Class PD, 6.50%, 07/15/2036	1,026
1,981	Series 3200, Class AY, 5.50%, 08/15/2036	2,162
430	Series 3200, Class PO, PO, 08/15/2036	375
6,768	Series 3202, Class HI, IF, IO, 5.40%, 08/15/2036 (z)	1,180
260	Series 3213, Class OA, PO, 09/15/2036	240
193	Series 3218, Class AO, PO, 09/15/2036	153
847	Series 3219, Class DI, IO, 6.00%, 04/15/2036	174

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
507	Series 3225, Class EO, PO, 10/15/2036	446
634	Series 3232, Class ST, IF, IO, 5.45%, 10/15/2036 (z)	96
128	Series 3233, Class OP, PO, 05/15/2036	113
283	Series 3253, Class PO, PO, 12/15/2021	280
250	Series 3256, Class PO, PO, 12/15/2036	215
455	Series 3260, Class CS, IF, IO, 4.89%, 01/15/2037 (z)	61
251	Series 3261, Class OA, PO, 01/15/2037	217
755	Series 3274, Class B, 6.00%, 02/15/2037	802
84	Series 3274, Class JO, PO, 02/15/2037	75
497	Series 3275, Class FL, 1.69%, 02/15/2037 (z)	498
2,351	Series 3284, Class CB, 5.00%, 03/15/2022	2,403
143	Series 3286, Class PO, PO, 03/15/2037	135
716	Series 3290, Class SB, IF, IO, 5.20%, 03/15/2037 (z)	94
766	Series 3302, Class UT, 6.00%, 04/15/2037	852
536	Series 3305, Class MG, IF, 3.47%, 07/15/2034 (z)	564
1,049	Series 3315, Class HZ, 6.00%, 05/15/2037	1,074
489	Series 3316, Class PO, PO, 05/15/2037	448
25	Series 3318, Class AO, PO, 05/15/2037	23
65	Series 3326, Class JO, PO, 06/15/2037	60
24	Series 3329, Class JD, 6.00%, 06/15/2036	24
274	Series 3331, Class PO, PO, 06/15/2037	247
566	Series 3344, Class SL, IF, IO, 5.35%, 07/15/2037 (z)	74
388	Series 3365, Class PO, PO, 09/15/2037	357
194	Series 3371, Class FA, 1.85%, 09/15/2037 (z)	196
333	Series 3373, Class TO, PO, 04/15/2037	304
1,951	Series 3383, Class SA, IF, IO, 5.20%, 11/15/2037 (z)	251
3,116	Series 3387, Class SA, IF, IO, 5.17%, 11/15/2037 (z)	386
1,288	Series 3393, Class JO, PO, 09/15/2032	1,150
3,703	Series 3404, Class SC, IF, IO, 4.75%, 01/15/2038 (z)	594
146	Series 3422, Class SE, IF, 14.32%, 02/15/2038 (z)	176
3,339	Series 3423, Class PB, 5.50%, 03/15/2038	3,683
1,515	Series 3424, Class PI, IF, IO, 5.55%, 04/15/2038 (z)	230
241	Series 3443, Class SY, IF, 9.00%, 03/15/2037 (z)	287
753	Series 3453, Class B, 5.50%, 05/15/2038	807
1,703	Series 3455, Class SE, IF, IO, 4.95%, 06/15/2038 (z)	189
188	Series 3461, Class LZ, 6.00%, 06/15/2038	209
4,413	Series 3461, Class Z, 6.00%, 06/15/2038	4,831
2,933	Series 3481, Class SJ, IF, IO, 4.60%, 08/15/2038 (z)	412
2,226	Series 3501, Class CB, 5.50%, 01/15/2039	2,454
694	Series 3510, Class OD, PO, 02/15/2037	627
1,101	Series 3511, Class SA, IF, IO, 4.75%, 02/15/2039 (z)	160
262	Series 3523, Class SD, IF, 16.22%, 06/15/2036 (z)	343
1,460	Series 3531, Class SA, IF, IO, 5.05%, 05/15/2039 (z)	115
530	Series 3531, Class SM, IF, IO, 4.85%, 05/15/2039 (z)	37
1,027	Series 3546, Class A, 3.07%, 02/15/2039 (z)	1,058
570	Series 3549, Class FA, 2.45%, 07/15/2039 (z)	583
845	Series 3607, Class AO, PO, 04/15/2036	733
1,549	Series 3607, Class BO, PO, 04/15/2036	1,362
2,341	Series 3607, Class OP, PO, 07/15/2037	2,044
2,811	Series 3607, Class PO, PO, 05/15/2037	2,385
1,306	Series 3607, Class TO, PO, 10/15/2039	1,100
1,439	Series 3608, Class SC, IF, IO, 5.00%, 12/15/2039 (z)	234

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,360	Series 3611, Class PO, PO, 07/15/2034	1,182
1,794	Series 3614, Class QB, 4.00%, 12/15/2024	1,887
1,290	Series 3621, Class BO, PO, 01/15/2040	1,138
4,050	Series 3632, Class BS, IF, 13.33%, 02/15/2040 (z)	5,142
707	Series 3645, Class KZ, 5.50%, 08/15/2036	752
6,098	Series 3654, Class DC, 5.00%, 04/15/2030	6,802
2,273	Series 3659, Class VE, 5.00%, 03/15/2026	2,358
7,866	Series 3680, Class MA, 4.50%, 07/15/2039	8,332
6,278	Series 3684, Class CY, 4.50%, 06/15/2025	6,737
648	Series 3688, Class CU, 6.81%, 11/15/2021 (z)	665
8,528	Series 3688, Class GT, 7.29%, 11/15/2046 (z)	9,860
17,340	Series 3704, Class CT, 7.00%, 12/15/2036	19,998
7,146	Series 3704, Class DT, 7.50%, 11/15/2036	8,297
5,896	Series 3704, Class ET, 7.50%, 12/15/2036	6,998
2,961	Series 3710, Class FL, 1.75%, 05/15/2036 (z)	2,973
5,953	Series 3740, Class SB, IF, IO, 4.75%, 10/15/2040 (z)	874
4,553	Series 3740, Class SC, IF, IO, 4.75%, 10/15/2040 (z)	564
2,923	Series 3747, Class HI, IO, 4.50%, 07/15/2037	54
3,390	Series 3759, Class HI, IO, 4.00%, 08/15/2037	121
1,962	Series 3760, Class GI, IO, 4.00%, 10/15/2037	51
1,023	Series 3760, Class NI, IO, 4.00%, 10/15/2037	18
1,293	Series 3779, Class IH, IO, 4.00%, 11/15/2034	16
6,000	Series 3793, Class AB, 3.50%, 01/15/2026	6,270
3,806	Series 3795, Class EI, IO, 5.00%, 10/15/2039	486
1,745	Series 3800, Class AI, IO, 4.00%, 11/15/2029	118
1,072	Series 3801, Class GB, 4.50%, 11/15/2040	1,084
15,227	Series 3802, Class LS, IO, 1.88%, 01/15/2040 (z)	762
8,271	Series 3819, Class ZQ, 6.00%, 04/15/2036	9,218
3,182	Series 3852, Class QN, IF, 5.50%, 05/15/2041 (z)	3,304
9,525	Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	10,761
10,198	Series 3860, Class PZ, 5.00%, 05/15/2041	11,829
1,199	Series 3895, Class WA, 5.70%, 10/15/2038 (z)	1,330
3,197	Series 3920, Class LP, 5.00%, 01/15/2034	3,439
7,255	Series 3957, Class B, 4.00%, 11/15/2041	7,583
1,960	Series 3966, Class BF, 1.75%, 10/15/2040 (z)	1,971
3,980	Series 3966, Class NA, 4.00%, 12/15/2041	4,215
6,118	Series 3998, Class GF, 1.70%, 05/15/2036 (z)	6,143
9,204	Series 4012, Class FN, 1.75%, 03/15/2042 (z)	9,241
3,757	Series 4032, Class TO, PO, 07/15/2037	3,397
8,517	Series 4048, Class FB, 1.65%, 10/15/2041 (z)	8,554
12,470	Series 4048, Class FJ, 1.64%, 07/15/2037 (z)	12,474
1,542	Series 4073, Class MF, 1.70%, 08/15/2039 (z)	1,546
4,221	Series 4077, Class FB, 1.75%, 07/15/2042 (z)	4,235
5,211	Series 4087, Class FA, 1.70%, 05/15/2039 (z)	5,197
4,895	Series 4095, Class FB, 1.65%, 04/15/2039 (z)	4,911
1,794	Series 4217, Class KY, 3.00%, 06/15/2043	1,745
5,980	Series 4219, Class JA, 3.50%, 08/15/2039	6,187
4,297	Series 4238, Class WY, 3.00%, 08/15/2033	4,271
5,422	Series 4257, Class DZ, 2.50%, 10/15/2043	4,723
14,275	Series 4374, Class NC, SUB, 3.75%, 02/15/2046	14,615
	FHLMC STRIPS,
1	Series 134, Class B, IO, 9.00%, 04/01/2022	—	(h)

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
736		Series 197, Class PO, PO, Zero Coupon, 04/01/2028	667
1,539		Series 233, Class 11, IO, 5.00%, 09/15/2035	327
1,279		Series 233, Class 12, IO, 5.00%, 09/15/2035	277
2,382		Series 233, Class 13, IO, 5.00%, 09/15/2035	479
4,487		Series 239, Class S30, IF, IO, 6.45%, 08/15/2036 (z)	846
255		Series 243, Class 16, IO, 4.50%, 11/15/2020	6
185		Series 243, Class 17, IO, 4.50%, 12/15/2020	5
49,365		Series 262, Class 35, 3.50%, 07/15/2042	50,651
23,640		Series 264, Class F1, 1.80%, 07/15/2042 (z)	23,820
9,646		Series 270, Class F1, 1.75%, 08/15/2042 (z)	9,702
5,277		Series 299, Class 300, 3.00%, 01/15/2043	5,248
10,227		Series 310, Class PO, PO, Zero Coupon, 09/15/2043	8,107
		FHLMC Structured Pass-Through Securities Certificates,
571		Series T-41, Class 3A, 5.66%, 07/25/2032 (z)	611
2,428		Series T-42, Class A5, 7.50%, 02/25/2042	2,798
1,782		Series T-48, Class 1A, 5.10%, 07/25/2033 (z)	1,930
401		Series T-51, Class 2A, 7.50%, 08/25/2042 (z)	478
2,426		Series T-54, Class 2A, 6.50%, 02/25/2043	2,823
803		Series T-54, Class 3A, 7.00%, 02/25/2043	929
5,653		Series T-56, Class A5, 5.23%, 05/25/2043	6,300
589		Series T-57, Class 1A3, 7.50%, 07/25/2043	705
228		Series T-57, Class 1AP, PO, 07/25/2043	200
3,182		Series T-58, Class 4A, 7.50%, 09/25/2043	3,776
261		Series T-58, Class APO, PO, 09/25/2043	215
3,285		Series T-59, Class 1A2, 7.00%, 10/25/2043	3,916
298		Series T-59, Class 1AP, PO, 10/25/2043	242
5,347		Series T-62, Class 1A1, 2.26%, 10/25/2044 (z)	5,429
14,242		Series T-76, Class 2A, 3.73%, 10/25/2037 (z)	14,484
		First Horizon Alternative Mortgage Securities Trust,
1,088		Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	963
8,906		Series 2007-FA4, Class 1A2, IF, IO, 4.32%, 08/25/2037 (z) (bb)	1,825
		First Horizon Mortgage Pass-Through Trust,
230		Series 2004-AR7, Class 2A2, 3.19%, 02/25/2035 (z)	231
1,335		Series 2005-AR1, Class 2A2, 3.16%, 04/25/2035 (z)	1,360
15,000		Fn nov2711/01/2027 (w)	15,169
		FNMA Grantor Trust,
855		Series 1999-T2, Class A1, 7.50%, 01/19/2039 (z)	944
1,290		Series 2001-T3, Class A1, 7.50%, 11/25/2040	1,489
1,329		Series 2002-T16, Class A2, 7.00%, 07/25/2042	1,540
362		Series 2004-T1, Class 1A2, 6.50%, 01/25/2044	411
2,533		Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	2,937
1,502		Series 2004-T2, Class 2A, 3.80%, 07/25/2043 (z)	1,586
3,424		Series 2004-T3, Class 1A2, 6.50%, 02/25/2044	3,901
1,480		Series 2004-T3, Class 1A3, 7.00%, 02/25/2044	1,713
314		Series 2004-T3, Class PT1, 10.33%, 01/25/2044 (z)	370
		FNMA REMIC,
–	(h)	Series 1988-7, Class Z, 9.25%, 04/25/2018	—	(h)
6		Series 1989-70, Class G, 8.00%, 10/25/2019	7
3		Series 1989-78, Class H, 9.40%, 11/25/2019	3
4		Series 1989-83, Class H, 8.50%, 11/25/2019	5
2		Series 1989-89, Class H, 9.00%, 11/25/2019	2
3		Series 1990-1, Class D, 8.80%, 01/25/2020	3
1		Series 1990-7, Class B, 8.50%, 01/25/2020	1

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1		Series 1990-60, Class K, 5.50%, 06/25/2020	1
2		Series 1990-63, Class H, 9.50%, 06/25/2020	2
1		Series 1990-93, Class G, 5.50%, 08/25/2020	1
–	(h)	Series 1990-94, Class H, HB, 505.00%, 08/25/2020	—	(h)
–	(h)	Series 1990-95, Class J, HB, IO, 1,118.04%, 08/25/2020	—	(h)
17		Series 1990-102, Class J, 6.50%, 08/25/2020	18
9		Series 1990-120, Class H, 9.00%, 10/25/2020	9
1		Series 1990-134, Class SC, IF, 19.61%, 11/25/2020 (z)	2
–	(h)	Series 1990-140, Class K, HB, IO, 652.15%, 12/25/2020	1
–	(h)	Series 1991-7, Class K, HB, IO, 908.50%, 02/25/2021	—	(h)
3		Series 1991-24, Class Z, 5.00%, 03/25/2021	3
2		Series 1991-42, Class S, IF, 15.35%, 05/25/2021 (z)	2
1		Series 1992-101, Class J, 7.50%, 06/25/2022	1
135		Series 1992-117, Class MA, 8.00%, 07/25/2022	147
20		Series 1992-136, Class PK, 6.00%, 08/25/2022	21
13		Series 1992-143, Class MA, 5.50%, 09/25/2022	14
141		Series 1992-150, Class M, 8.00%, 09/25/2022	154
50		Series 1992-163, Class M, 7.75%, 09/25/2022	54
69		Series 1992-188, Class PZ, 7.50%, 10/25/2022	75
31		Series 1993-21, Class KA, 7.70%, 03/25/2023	34
77		Series 1993-25, Class J, 7.50%, 03/25/2023	84
12		Series 1993-27, Class SA, IF, 15.50%, 02/25/2023 (z)	16
198		Series 1993-37, Class PX, 7.00%, 03/25/2023	213
68		Series 1993-54, Class Z, 7.00%, 04/25/2023	73
768		Series 1993-56, Class PZ, 7.00%, 05/25/2023	829
33		Series 1993-62, Class SA, IF, 18.83%, 04/25/2023 (z)	41
397		Series 1993-99, Class Z, 7.00%, 07/25/2023	430
18		Series 1993-122, Class M, 6.50%, 07/25/2023	19
380		Series 1993-136, Class ZB, 5.39%, 07/25/2023 (z)	410
623		Series 1993-141, Class Z, 7.00%, 08/25/2023	673
18		Series 1993-165, Class SD, IF, 13.31%, 09/25/2023 (z)	21
23		Series 1993-165, Class SK, IF, 12.50%, 09/25/2023 (z)	25
32		Series 1993-178, Class PK, 6.50%, 09/25/2023	35
16		Series 1993-179, Class SB, HB, IF, 26.56%, 10/25/2023 (z)	22
11		Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (z)	13
486		Series 1993-183, Class KA, 6.50%, 10/25/2023	538
207		Series 1993-189, Class PL, 6.50%, 10/25/2023	223
29		Series 1993-205, Class H, PO, 09/25/2023	28
50		Series 1993-225, Class UB, 6.50%, 12/25/2023	54
15		Series 1993-230, Class FA, 1.93%, 12/25/2023 (z)	15
41		Series 1993-247, Class FE, 2.33%, 12/25/2023 (z)	41
49		Series 1993-247, Class SA, HB, IF, 27.78%, 12/25/2023 (z)	69
19		Series 1993-247, Class SU, IF, 12.22%, 12/25/2023 (z)	22
3		Series 1994-9, Class E, PO, 11/25/2023	3
165		Series 1994-37, Class L Shares, 6.50%, 03/25/2024	178
895		Series 1994-40, Class Z, 6.50%, 03/25/2024	968
1,362		Series 1994-62, Class PK, 7.00%, 04/25/2024	1,469
590		Series 1994-63, Class PK, 7.00%, 04/25/2024	648
32		Series 1995-2, Class Z, 8.50%, 01/25/2025	34
186		Series 1995-19, Class Z, 6.50%, 11/25/2023	206
314		Series 1996-14, Class SE, IF, IO, 8.33%, 08/25/2023 (z)	50
327		Series 1996-48, Class Z, 7.00%, 11/25/2026	358

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
27	Series 1996-59, Class J, 6.50%, 08/25/2022	28
55	Series 1997-20, Class IB, IO, 1.84%, 03/25/2027 (z)	2
168	Series 1997-20, Class IO, IO, 1.84%, 03/25/2027 (z)	4
59	Series 1997-27, Class J, 7.50%, 04/18/2027	67
86	Series 1997-29, Class J, 7.50%, 04/20/2027	98
206	Series 1997-32, Class PG, 6.50%, 04/25/2027	228
340	Series 1997-39, Class PD, 7.50%, 05/20/2027	389
18	Series 1997-42, Class ZC, 6.50%, 07/18/2027	20
316	Series 1997-61, Class ZC, 7.00%, 02/25/2023	343
91	Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	10
12	Series 1998-4, Class C, PO, 04/25/2023	11
111	Series 1998-36, Class ZB, 6.00%, 07/18/2028	124
60	Series 1998-43, Class SA, IF, IO, 17.03%, 04/25/2023 (z)	18
101	Series 1998-66, Class SB, IF, IO, 6.82%, 12/25/2028 (z)	11
67	Series 1999-17, Class C, 6.35%, 04/25/2029	73
250	Series 1999-18, Class Z, 5.50%, 04/18/2029	273
13	Series 1999-38, Class SK, IF, IO, 6.72%, 08/25/2023 (z)	1
30	Series 1999-52, Class NS, IF, 19.66%, 10/25/2023 (z)	39
100	Series 1999-62, Class PB, 7.50%, 12/18/2029	113
556	Series 2000-2, Class ZE, 7.50%, 02/25/2030	636
194	Series 2000-20, Class SA, IF, IO, 7.77%, 07/25/2030 (z)	32
26	Series 2000-52, Class IO, IO, 8.50%, 01/25/2031	5
102	Series 2001-4, Class PC, 7.00%, 03/25/2021	106
58	Series 2001-7, Class PF, 7.00%, 03/25/2031	67
200	Series 2001-30, Class PM, 7.00%, 07/25/2031	230
353	Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	79
382	Series 2001-36, Class DE, 7.00%, 08/25/2031	432
539	Series 2001-44, Class MY, 7.00%, 09/25/2031	620
98	Series 2001-44, Class PD, 7.00%, 09/25/2031	112
92	Series 2001-44, Class PU, 7.00%, 09/25/2031	106
621	Series 2001-48, Class Z, 6.50%, 09/25/2021	654
83	Series 2001-49, Class Z, 6.50%, 09/25/2031	93
65	Series 2001-52, Class KB, 6.50%, 10/25/2031	71
623	Series 2001-60, Class PX, 6.00%, 11/25/2031	695
259	Series 2001-60, Class QS, IF, 19.85%, 09/25/2031 (z)	366
651	Series 2001-61, Class Z, 7.00%, 11/25/2031	749
18	Series 2001-72, Class SX, IF, 14.37%, 12/25/2031 (z)	23
27	Series 2001-81, Class LO, PO, 01/25/2032	24
249	Series 2002-1, Class G, 7.00%, 07/25/2023	269
108	Series 2002-1, Class HC, 6.50%, 02/25/2022	114
63	Series 2002-1, Class SA, HB, IF, 20.87%, 02/25/2032 (z)	86
41	Series 2002-1, Class UD, IF, 19.85%, 12/25/2023 (z)	53
653	Series 2002-5, Class PK, 6.00%, 02/25/2022	686
711	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/2032 (z)	36
9	Series 2002-13, Class ST, IF, 10.00%, 03/25/2032 (z)	12
1,653	Series 2002-15, Class ZA, 6.00%, 04/25/2032	1,860
21	Series 2002-21, Class LO, PO, 04/25/2032	18
300	Series 2002-21, Class PE, 6.50%, 04/25/2032	338
625	Series 2002-28, Class PK, 6.50%, 05/25/2032	703
251	Series 2002-37, Class Z, 6.50%, 06/25/2032	281
743	Series 2002-48, Class GH, 6.50%, 08/25/2032	833
863	Series 2002-54, Class PG, 6.00%, 09/25/2022	911

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
166	Series 2002-71, Class AP, 5.00%, 11/25/2032	175
113	Series 2002-77, Class S, IF, 12.05%, 12/25/2032 (z)	137
1,527	Series 2002-78, Class Z, 5.50%, 12/25/2032	1,606
345	Series 2002-83, Class CS, 6.88%, 08/25/2023	370
636	Series 2002-90, Class A1, 6.50%, 06/25/2042	729
213	Series 2003-9, Class NZ, 6.50%, 02/25/2033	235
294	Series 2003-14, Class TI, IO, 5.00%, 03/25/2033	38
1,481	Series 2003-17, Class EQ, 5.50%, 03/25/2023	1,558
2,460	Series 2003-22, Class UD, 4.00%, 04/25/2033	2,569
2,697	Series 2003-23, Class EQ, 5.50%, 04/25/2023	2,850
17	Series 2003-32, Class KC, 5.00%, 05/25/2018	17
1,080	Series 2003-33, Class IA, IO, 6.50%, 05/25/2033	225
440	Series 2003-34, Class AX, 6.00%, 05/25/2033	492
1,732	Series 2003-34, Class ED, 6.00%, 05/25/2033	1,861
27	Series 2003-34, Class GB, 6.00%, 03/25/2033	27
1,075	Series 2003-34, Class GE, 6.00%, 05/25/2033	1,176
81	Series 2003-35, Class EA, PO, 05/25/2033	70
111	Series 2003-39, Class IO, IO, 6.00%, 05/25/2033 (z)	25
645	Series 2003-39, Class LW, 5.50%, 05/25/2023	683
127	Series 2003-42, Class GB, 4.00%, 05/25/2033	132
698	Series 2003-47, Class PE, 5.75%, 06/25/2033	780
164	Series 2003-52, Class SX, IF, 18.97%, 10/25/2031 (z)	220
279	Series 2003-64, Class SX, IF, 10.64%, 07/25/2033 (z)	330
893	Series 2003-71, Class DS, IF, 5.81%, 08/25/2033 (z)	936
2,612	Series 2003-72, Class IE, IO, 5.50%, 08/25/2033	434
1,227	Series 2003-73, Class HC, 5.50%, 08/25/2033	1,353
81	Series 2003-74, Class SH, IF, 7.78%, 08/25/2033 (z)	92
124	Series 2003-81, Class HC, 4.75%, 09/25/2018	125
337	Series 2003-83, Class PG, 5.00%, 06/25/2023	341
191	Series 2003-91, Class SD, IF, 10.29%, 09/25/2033 (z)	221
9,090	Series 2003-105, Class AZ, 5.50%, 10/25/2033	10,026
1,414	Series 2003-116, Class SB, IF, IO, 6.27%, 11/25/2033 (z)	264
7,322	Series 2003-122, Class ZJ, 6.00%, 12/25/2033	8,409
223	Series 2003-130, Class CS, IF, 11.45%, 12/25/2033 (z)	238
67	Series 2003-130, Class SX, IF, 9.53%, 01/25/2034 (z)	76
159	Series 2003-131, Class SK, IF, 13.55%, 01/25/2034 (z)	186
70	Series 2003-132, Class OA, PO, 08/25/2033	67
864	Series 2004-4, Class QI, IF, IO, 5.77%, 06/25/2033 (z)	60
643	Series 2004-4, Class QM, IF, 11.54%, 06/25/2033 (z)	726
283	Series 2004-10, Class SC, HB, IF, 23.29%, 02/25/2034 (z)	321
2,475	Series 2004-17, Class H, 5.50%, 04/25/2034	2,739
36	Series 2004-21, Class AE, 4.00%, 04/25/2019	36
724	Series 2004-25, Class SA, IF, 15.87%, 04/25/2034 (z)	965
1,208	Series 2004-28, Class PF, 1.73%, 03/25/2034 (z)	1,212
2,879	Series 2004-36, Class FA, 1.73%, 05/25/2034 (z)	2,894
176	Series 2004-36, Class PC, 5.50%, 02/25/2034	179
1,231	Series 2004-36, Class SA, IF, 15.87%, 05/25/2034 (z)	1,627
174	Series 2004-36, Class SN, IF, 11.54%, 07/25/2033 (z)	182
1,317	Series 2004-46, Class EP, PO, 03/25/2034	1,201
261	Series 2004-46, Class QB, IF, 18.69%, 05/25/2034 (z)	386
194	Series 2004-46, Class SK, IF, 12.85%, 05/25/2034 (z)	245
4,782	Series 2004-50, Class VZ, 5.50%, 07/25/2034	5,185

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
178	Series 2004-51, Class SY, IF, 11.59%, 07/25/2034 (z)	218
164	Series 2004-53, Class NC, 5.50%, 07/25/2024	174
138	Series 2004-59, Class BG, PO, 12/25/2032	121
77	Series 2004-61, Class SH, IF, 18.68%, 11/25/2032 (z)	115
208	Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (z)	237
1,533	Series 2004-65, Class EY, 5.50%, 08/25/2024	1,652
190	Series 2004-74, Class SW, IF, 12.93%, 11/25/2031 (z)	251
373	Series 2004-79, Class S, IF, 16.15%, 08/25/2032 (z)	399
192	Series 2004-79, Class SP, IF, 16.15%, 11/25/2034 (z)	217
44	Series 2004-81, Class AC, 4.00%, 11/25/2019	44
2,422	Series 2004-81, Class JG, 5.00%, 11/25/2024	2,566
1,563	Series 2004-87, Class F, 2.08%, 01/25/2034 (z)	1,595
1,342	Series 2005-25, Class PF, 1.68%, 04/25/2035 (z)	1,345
103	Series 2005-42, Class PS, IF, 13.68%, 05/25/2035 (z)	122
7	Series 2005-52, Class PA, 6.50%, 06/25/2035	7
907	Series 2005-56, Class S, IF, IO, 5.38%, 07/25/2035 (z)	147
424	Series 2005-56, Class TP, IF, 14.17%, 08/25/2033 (z)	508
84	Series 2005-57, Class CD, HB, IF, 20.15%, 01/25/2035 (z)	94
400	Series 2005-59, Class SU, IF, 18.86%, 06/25/2035 (z)	555
340	Series 2005-66, Class SG, IF, 14.06%, 07/25/2035 (z)	452
1,407	Series 2005-67, Class EY, 5.50%, 08/25/2025	1,531
1,326	Series 2005-68, Class PG, 5.50%, 08/25/2035	1,452
313	Series 2005-68, Class UC, 5.00%, 06/25/2035	320
576	Series 2005-72, Class SB, IF, 13.56%, 08/25/2035 (z)	721
477	Series 2005-73, Class PS, IF, 13.38%, 08/25/2035 (z)	600
8,522	Series 2005-73, Class ZB, 5.50%, 08/25/2035	8,733
346	Series 2005-74, Class CP, IF, 19.88%, 05/25/2035 (z)	441
1,506	Series 2005-74, Class CS, IF, 16.37%, 05/25/2035 (z)	1,901
1,036	Series 2005-74, Class SK, IF, 16.48%, 05/25/2035 (z)	1,316
148	Series 2005-75, Class SV, IF, 18.89%, 09/25/2035 (z)	197
1,281	Series 2005-84, Class XM, 5.75%, 10/25/2035	1,404
533	Series 2005-90, Class ES, IF, 13.56%, 10/25/2035 (z)	652
195	Series 2005-90, Class PO, PO, 09/25/2035	183
831	Series 2005-93, Class MF, 1.58%, 08/25/2034 (z)	830
2,663	Series 2005-106, Class US, IF, 19.70%, 11/25/2035 (z)	3,864
247	Series 2005-109, Class PC, 6.00%, 12/25/2035	270
5,075	Series 2005-110, Class GL, 5.50%, 12/25/2035	5,715
994	Series 2005-121, Class DX, 5.50%, 01/25/2026	1,063
2,997	Series 2006-8, Class JZ, 5.50%, 03/25/2036	3,344
7,791	Series 2006-8, Class WN, IF, IO, 5.37%, 03/25/2036 (z)	1,522
2,125	Series 2006-8, Class WQ, PO, 03/25/2036	1,773
195	Series 2006-11, Class PS, IF, 19.70%, 03/25/2036 (z)	309
2,820	Series 2006-12, Class BZ, 5.50%, 03/25/2036	3,139
102	Series 2006-15, Class OT, PO, 01/25/2036	99
883	Series 2006-16, Class HZ, 5.50%, 03/25/2036	963
236	Series 2006-16, Class OA, PO, 03/25/2036	212
730	Series 2006-22, Class AO, PO, 04/25/2036	648
1,393	Series 2006-23, Class FK, 1.58%, 04/25/2036 (z)	1,381
335	Series 2006-23, Class KO, PO, 04/25/2036	306
735	Series 2006-27, Class OH, PO, 04/25/2036	663
237	Series 2006-33, Class LS, HB, IF, 24.18%, 05/25/2036 (z)	378
445	Series 2006-39, Class WC, 5.50%, 01/25/2036	476

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
584	Series 2006-43, Class DO, PO, 06/25/2036	537
194	Series 2006-43, Class PO, PO, 06/25/2036	176
400	Series 2006-44, Class GO, PO, 06/25/2036	359
1,053	Series 2006-44, Class P, PO, 12/25/2033	907
444	Series 2006-46, Class FW, 1.73%, 06/25/2036 (z)	446
71	Series 2006-46, Class SW, IF, 19.33%, 06/25/2036 (z)	107
702	Series 2006-46, Class UC, 5.50%, 12/25/2035	754
1,319	Series 2006-50, Class JO, PO, 06/25/2036	1,129
1,665	Series 2006-50, Class PS, PO, 06/25/2036	1,500
1,680	Series 2006-53, Class US, IF, IO, 5.25%, 06/25/2036 (z)	262
3,785	Series 2006-56, Class FC, 1.62%, 07/25/2036 (z)	3,779
123	Series 2006-58, Class AP, PO, 07/25/2036	109
399	Series 2006-58, Class FL, 1.79%, 07/25/2036 (z)	402
612	Series 2006-58, Class IG, IF, IO, 5.19%, 07/25/2036 (z)	94
247	Series 2006-58, Class PO, PO, 07/25/2036	216
51	Series 2006-59, Class QO, PO, 01/25/2033	50
222	Series 2006-60, Class AK, HB, IF, 23.49%, 07/25/2036 (z)	363
686	Series 2006-60, Class DO, PO, 04/25/2035	668
174	Series 2006-62, Class PS, HB, IF, 31.93%, 07/25/2036 (z)	300
2,307	Series 2006-63, Class ZH, 6.50%, 07/25/2036	2,665
460	Series 2006-65, Class QO, PO, 07/25/2036	404
5,367	Series 2006-71, Class ZL, 6.00%, 07/25/2036	5,962
836	Series 2006-72, Class GO, PO, 08/25/2036	755
157	Series 2006-72, Class TO, PO, 08/25/2036	144
1,876	Series 2006-77, Class PC, 6.50%, 08/25/2036	2,104
347	Series 2006-78, Class BZ, 6.50%, 08/25/2036	384
1,408	Series 2006-79, Class DF, 1.68%, 08/25/2036 (z)	1,409
333	Series 2006-79, Class DO, PO, 08/25/2036	299
457	Series 2006-79, Class OP, PO, 08/25/2036	420
210	Series 2006-85, Class MZ, 6.50%, 09/25/2036	231
470	Series 2006-86, Class OB, PO, 09/25/2036	430
442	Series 2006-90, Class AO, PO, 09/25/2036	402
203	Series 2006-94, Class GK, HB, IF, 26.61%, 10/25/2026 (z)	292
266	Series 2006-95, Class SG, HB, IF, 20.89%, 10/25/2036 (z)	419
121	Series 2006-109, Class PO, PO, 11/25/2036	107
716	Series 2006-110, Class PO, PO, 11/25/2036	624
326	Series 2006-111, Class EO, PO, 11/25/2036	295
296	Series 2006-113, Class PO, PO, 07/25/2036	286
80	Series 2006-115, Class ES, HB, IF, 21.25%, 12/25/2036 (z)	117
390	Series 2006-115, Class OK, PO, 12/25/2036	342
1,810	Series 2006-117, Class GS, IF, IO, 5.32%, 12/25/2036 (z)	241
1,052	Series 2006-118, Class A1, 1.39%, 12/25/2036 (z)	1,036
3,966	Series 2006-118, Class A2, 1.39%, 12/25/2036 (z)	3,922
159	Series 2006-119, Class PO, PO, 12/25/2036	143
486	Series 2006-128, Class BP, 5.50%, 01/25/2037	510
376	Series 2006-128, Class PO, PO, 01/25/2037	329
1,159	Series 2006-130, Class GI, IO, 6.50%, 07/25/2032	179
73	Series 2007-1, Class SD, HB, IF, 31.03%, 02/25/2037 (z)	206
810	Series 2007-7, Class SG, IF, IO, 5.17%, 08/25/2036 (z)	213
1,285	Series 2007-10, Class FD, 1.58%, 02/25/2037 (z)	1,280
2,787	Series 2007-14, Class ES, IF, IO, 5.11%, 03/25/2037 (z)	418
312	Series 2007-14, Class OP, PO, 03/25/2037	280

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
256	Series 2007-15, Class NO, PO, 03/25/2022	247
725	Series 2007-16, Class FC, 2.08%, 03/25/2037 (z)	743
947	Series 2007-18, Class MZ, 6.00%, 03/25/2037	1,022
80	Series 2007-22, Class SC, IF, IO, 4.75%, 03/25/2037 (z)	8
1,088	Series 2007-28, Class EO, PO, 04/25/2037	996
589	Series 2007-29, Class SG, IF, 18.24%, 04/25/2037 (z)	832
559	Series 2007-35, Class SI, IF, IO, 4.77%, 04/25/2037 (z)	65
187	Series 2007-42, Class AO, PO, 05/25/2037	171
2,162	Series 2007-42, Class B, 6.00%, 05/25/2037	2,379
569	Series 2007-43, Class FL, 1.63%, 05/25/2037 (z)	568
2,160	Series 2007-53, Class SH, IF, IO, 4.77%, 06/25/2037 (z)	327
3,328	Series 2007-54, Class FA, 1.73%, 06/25/2037 (z)	3,327
678	Series 2007-54, Class WI, IF, IO, 4.77%, 06/25/2037 (z)	103
7,806	Series 2007-60, Class AX, IF, IO, 5.82%, 07/25/2037 (z)	1,597
469	Series 2007-62, Class SE, IF, 13.18%, 07/25/2037 (z)	565
741	Series 2007-64, Class FB, 1.70%, 07/25/2037 (z)	742
1,946	Series 2007-65, Class KI, IF, IO, 5.29%, 07/25/2037 (z)	259
751	Series 2007-67, Class PO, PO, 07/25/2037	681
1,895	Series 2007-70, Class Z, 5.50%, 07/25/2037	2,108
4,576	Series 2007-72, Class EK, IF, IO, 5.07%, 07/25/2037 (z)	681
664	Series 2007-76, Class AZ, 5.50%, 08/25/2037	715
773	Series 2007-76, Class ZG, 6.00%, 08/25/2037	841
777	Series 2007-77, Class FG, 1.83%, 03/25/2037 (z)	782
221	Series 2007-78, Class CB, 6.00%, 08/25/2037	247
965	Series 2007-78, Class PE, 6.00%, 08/25/2037	1,057
665	Series 2007-79, Class SB, IF, 19.15%, 08/25/2037 (z)	1,002
1,293	Series 2007-81, Class GE, 6.00%, 08/25/2037	1,402
171	Series 2007-85, Class SL, IF, 12.83%, 09/25/2037 (z)	213
2,455	Series 2007-88, Class VI, IF, IO, 5.21%, 09/25/2037 (z)	432
2,706	Series 2007-91, Class ES, IF, IO, 5.13%, 10/25/2037 (z)	427
346	Series 2007-92, Class YA, 6.50%, 06/25/2037	380
576	Series 2007-92, Class YS, IF, IO, 4.45%, 06/25/2037 (z)	75
411	Series 2007-97, Class FC, 1.83%, 07/25/2037 (z)	413
1,859	Series 2007-97, Class KI, IO, 7.00%, 05/25/2033	232
266	Series 2007-98, Class FB, 1.78%, 06/25/2037 (z)	276
2,417	Series 2007-100, Class SM, IF, IO, 5.12%, 10/25/2037 (z)	374
6,386	Series 2007-101, Class A2, 1.58%, 06/27/2036 (z)	6,274
787	Series 2007-106, Class A7, 6.09%, 10/25/2037 (z)	864
86	Series 2007-108, Class SA, IF, IO, 5.03%, 12/25/2037 (z)	9
2,697	Series 2007-109, Class AI, IF, IO, 5.07%, 12/25/2037 (z)	352
2,033	Series 2007-112, Class MJ, 6.50%, 12/25/2037	2,306
2,480	Series 2007-112, Class SA, IF, IO, 5.12%, 12/25/2037 (z)	415
6,058	Series 2007-116, Class HI, IO, 1.32%, 01/25/2038 (z)	254
2,546	Series 2008-1, Class BI, IF, IO, 4.58%, 02/25/2038 (z)	346
4,520	Series 2008-4, Class SD, IF, IO, 4.67%, 02/25/2038 (z)	753
629	Series 2008-10, Class XI, IF, IO, 4.90%, 03/25/2038 (z)	72
691	Series 2008-16, Class IS, IF, IO, 4.87%, 03/25/2038 (z)	87
587	Series 2008-18, Class FA, 2.23%, 03/25/2038 (z)	600
281	Series 2008-18, Class SP, IF, 11.35%, 03/25/2038 (z)	328
1,112	Series 2008-20, Class SA, IF, IO, 5.66%, 03/25/2038 (z)	188
938	Series 2008-27, Class SN, IF, IO, 5.57%, 04/25/2038 (z)	129
364	Series 2008-28, Class QS, IF, 16.72%, 04/25/2038 (z)	465

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
622	Series 2008-32, Class SA, IF, IO, 5.52%, 04/25/2038 (z)	74
219	Series 2008-42, Class AO, PO, 09/25/2036	201
24	Series 2008-44, Class PO, PO, 05/25/2038	20
2,484	Series 2008-46, Class HI, IO, 1.59%, 06/25/2038 (z)	134
418	Series 2008-47, Class SI, IF, IO, 5.17%, 06/25/2023 (z)	23
669	Series 2008-53, Class CI, IF, IO, 5.87%, 07/25/2038 (z)	116
3,011	Series 2008-55, Class S, IF, IO, 6.27%, 07/25/2028 (z)	407
610	Series 2008-56, Class AC, 5.00%, 07/25/2038	653
627	Series 2008-60, Class JC, 5.00%, 07/25/2038	678
1,005	Series 2008-61, Class BH, 4.50%, 07/25/2023	1,067
116	Series 2008-76, Class GF, 1.98%, 09/25/2023 (z)	116
2,367	Series 2008-80, Class SA, IF, IO, 4.52%, 09/25/2038 (z)	300
1,306	Series 2008-81, Class SB, IF, IO, 4.52%, 09/25/2038 (z)	142
114	Series 2009-4, Class BD, 4.50%, 02/25/2039	118
1,640	Series 2009-6, Class GS, IF, IO, 5.22%, 02/25/2039 (z)	261
500	Series 2009-9, Class IO, IO, 5.00%, 02/25/2024	23
2,708	Series 2009-11, Class NB, 5.00%, 03/25/2029	2,887
173	Series 2009-15, Class MI, IO, 5.00%, 03/25/2024	4
932	Series 2009-17, Class QS, IF, IO, 5.32%, 03/25/2039 (z)	156
161	Series 2009-18, Class IO, IO, 5.00%, 03/25/2024	5
2,114	Series 2009-19, Class PW, 4.50%, 10/25/2036	2,242
47	Series 2009-47, Class MT, 7.00%, 07/25/2039	51
1,081	Series 2009-52, Class PI, IO, 5.00%, 07/25/2039	219
4,216	Series 2009-59, Class HB, 5.00%, 08/25/2039	4,608
4,785	Series 2009-60, Class HT, 6.00%, 08/25/2039	5,349
84	Series 2009-63, Class P, 5.00%, 03/25/2037	89
2,577	Series 2009-65, Class MT, 5.00%, 09/25/2039	2,711
2,006	Series 2009-69, Class WA, 6.03%, 09/25/2039 (z)	2,255
1,108	Series 2009-70, Class CO, PO, 01/25/2037	953
770	Series 2009-84, Class WS, IF, IO, 4.57%, 10/25/2039 (z)	101
2,437	Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	443
6,722	Series 2009-86, Class OT, PO, 10/25/2037	6,088
917	Series 2009-99, Class SC, IF, IO, 4.85%, 12/25/2039 (z)	121
3,403	Series 2009-99, Class WA, 6.30%, 12/25/2039 (z)	3,813
4,022	Series 2009-103, Class MB, 3.50%, 12/25/2039 (z)	4,291
1,811	Series 2009-112, Class ST, IF, IO, 4.92%, 01/25/2040 (z)	271
598	Series 2009-113, Class AO, PO, 01/25/2040	518
814	Series 2010-1, Class WA, 6.21%, 02/25/2040 (z)	915
2,703	Series 2010-16, Class WA, 6.44%, 03/25/2040 (z)	3,085
2,536	Series 2010-16, Class WB, 6.21%, 03/25/2040 (z)	2,869
1,543	Series 2010-35, Class SB, IF, IO, 5.09%, 04/25/2040 (z)	223
1,743	Series 2010-35, Class SJ, IF, 13.24%, 04/25/2040 (z)	2,317
293	Series 2010-39, Class OT, PO, 10/25/2035	264
997	Series 2010-40, Class FJ, 1.93%, 04/25/2040 (z)	1,004
793	Series 2010-42, Class S, IF, IO, 5.07%, 05/25/2040 (z)	109
1,097	Series 2010-43, Class FD, 1.93%, 05/25/2040 (z)	1,108
150	Series 2010-45, Class BD, 4.50%, 11/25/2038	151
3,839	Series 2010-49, Class SC, IF, 10.01%, 03/25/2040 (z)	4,499
8,753	Series 2010-58, Class MB, 5.50%, 06/25/2040	9,218
972	Series 2010-63, Class AP, PO, 06/25/2040	819
8,966	Series 2010-64, Class DM, 5.00%, 06/25/2040	9,649
4,575	Series 2010-71, Class HJ, 5.50%, 07/25/2040	5,077

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,794		Series 2010-102, Class PN, 5.00%, 09/25/2040	1,997
931		Series 2010-103, Class SB, IF, IO, 4.77%, 11/25/2049 (z)	112
353		Series 2010-111, Class AE, 5.50%, 04/25/2038	353
17,488		Series 2010-111, Class AM, 5.50%, 10/25/2040	19,193
8,715		Series 2010-125, Class SA, IF, IO, 3.11%, 11/25/2040 (z)	673
8,050		Series 2010-147, Class SA, IF, IO, 5.20%, 01/25/2041 (z)	1,463
1,278		Series 2010-148, Class MA, 4.00%, 02/25/2039	1,304
1,543		Series 2011-2, Class WA, 5.82%, 02/25/2051 (z)	1,661
165		Series 2011-17, Class EF, 1.63%, 07/25/2025 (z)	165
3,057		Series 2011-19, Class ZY, 6.50%, 07/25/2036	3,492
637		Series 2011-22, Class MA, 6.50%, 04/25/2038	676
15,232		Series 2011-30, Class LS, IO, 1.77%, 04/25/2041 (z)	684
9,416		Series 2011-31, Class DB, 3.50%, 04/25/2031	9,782
4,598		Series 2011-39, Class ZA, 6.00%, 11/25/2032	5,140
2,413		Series 2011-47, Class ZA, 5.50%, 07/25/2038	2,654
276		Series 2011-58, Class WA, 5.43%, 07/25/2051 (z)	301
2,628		Series 2011-75, Class FA, 1.88%, 08/25/2041 (z)	2,657
2,250		Series 2011-101, Class FM, 1.88%, 01/25/2041 (z)	2,262
876		Series 2011-111, Class DF, 1.73%, 12/25/2038 (z)	878
14,124		Series 2011-118, Class LB, 7.00%, 11/25/2041	16,380
18,335		Series 2011-118, Class MT, 7.00%, 11/25/2041	21,266
15,421		Series 2011-118, Class NT, 7.00%, 11/25/2041	17,561
849		Series 2011-149, Class EF, 1.83%, 07/25/2041 (z)	853
3,058		Series 2011-149, Class MF, 1.83%, 11/25/2041 (z)	3,076
2,371		Series 2012-14, Class FB, 1.78%, 08/25/2037 (z)	2,381
28,807		Series 2012-47, Class HF, 1.73%, 05/25/2027 (z)	28,981
4,287		Series 2012-87, Class KF, 1.78%, 09/25/2037 (z)	4,313
3,226		Series 2012-89, Class FD, 1.78%, 04/25/2039 (z)	3,247
9,006		Series 2012-97, Class FB, 1.83%, 09/25/2042 (z)	9,082
3,853		Series 2012-99, Class FA, 1.78%, 09/25/2042 (z)	3,848
2,349		Series 2012-101, Class FC, 1.83%, 09/25/2042 (z)	2,361
7,427		Series 2012-108, Class F, 1.83%, 10/25/2042 (z)	7,466
4,862		Series 2013-4, Class AJ, 3.50%, 02/25/2043	4,987
6,000		Series 2013-81, Class TA, 3.00%, 02/25/2043	5,738
14,142		Series 2013-92, Class PO, PO, 09/25/2043	11,389
7,887		Series 2013-100, Class WB, 3.00%, 10/25/2033	7,742
10,885		Series 2013-101, Class DO, PO, 10/25/2043	8,756
22,865		Series 2013-128, Class PO, PO, 12/25/2043	18,685
9,423		Series 2013-135, Class PO, PO, 01/25/2044	7,567
2		Series G-14, Class L Shares, 8.50%, 06/25/2021	3
–	(h)	Series G-17, Class S, HB, 944.49%, 06/25/2021 (z)	—	(h)
10		Series G-18, Class Z, 8.75%, 06/25/2021	11
4		Series G-28, Class S, IF, 13.77%, 09/25/2021 (z)	4
18		Series G-35, Class M, 8.75%, 10/25/2021	18
2		Series G-51, Class SA, HB, IF, 23.64%, 12/25/2021 (z)	3
–	(h)	Series G92-27, Class SQ, HB, IF, 371.60%, 05/25/2022 (z)	1
109		Series G92-35, Class E, 7.50%, 07/25/2022	117
–	(h)	Series G92-35, Class G, HB, IO, 1,184.78%, 07/25/2022	1
10		Series G92-42, Class Z, 7.00%, 07/25/2022	10
7		Series G92-44, Class ZQ, 8.00%, 07/25/2022	7
10		Series G92-52, Class FD, 1.35%, 09/25/2022 (z)	10
92		Series G92-54, Class ZQ, 7.50%, 09/25/2022	98

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
9		Series G92-59, Class F, 1.43%, 10/25/2022 (z)	9
21		Series G92-61, Class Z, 7.00%, 10/25/2022	23
15		Series G92-62, Class B, PO, 10/25/2022	14
75		Series G93-1, Class KA, 7.90%, 01/25/2023	82
31		Series G93-5, Class Z, 6.50%, 02/25/2023	33
23		Series G93-14, Class J, 6.50%, 03/25/2023	24
53		Series G93-17, Class SI, IF, 6.00%, 04/25/2023 (z)	58
45		Series G93-27, Class FD, 2.21%, 08/25/2023 (z)	46
11		Series G93-37, Class H, PO, 09/25/2023	11
62		Series G95-1, Class C, 8.80%, 01/25/2025	71
		FNMA REMIC Trust,
1,145		Series 2003-W1, Class 1A1, 6.50%, 12/25/2042 (z)	1,226
304		Series 2003-W1, Class 2A, 7.50%, 12/25/2042 (z)	343
171		Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (z)	199
6,098		Series 2004-W10, Class A6, 5.75%, 08/25/2034	6,768
944		Series 2004-W11, Class 1A1, 6.00%, 05/25/2044	1,088
1,605		Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,830
1,504		Series 2006-W3, Class 2A, 6.00%, 09/25/2046	1,719
362		Series 2007-W3, Class 1A3, 6.75%, 04/25/2037	406
338		Series 2007-W5, Class PO, PO, 06/25/2037	301
249		Series 2007-W7, Class 1A4, HB, IF, 31.21%, 07/25/2037 (z)	340
194		Series 2007-W10, Class 2A, 6.33%, 08/25/2047 (z)	213
7,242		Series 2009-W1, Class A, 6.00%, 12/25/2049	8,115
		FNMA STRIPS,
–	(h)	Series 50, Class 2, IO, 10.50%, 03/25/2019	—	(h)
10		Series 218, Class 2, IO, 7.50%, 04/25/2023	1
8		Series 265, Class 2, 9.00%, 03/25/2024	9
713		Series 300, Class 1, PO, 09/25/2024	674
111		Series 329, Class 1, PO, 01/25/2033	100
27		Series 339, Class 18, IO, 4.50%, 07/25/2018	—	(h)
42		Series 339, Class 21, IO, 4.50%, 08/25/2018	—	(h)
4		Series 339, Class 28, IO, 5.50%, 08/25/2018	—	(h)
150		Series 345, Class 6, IO, 5.00%, 12/25/2033 (z)	26
575		Series 365, Class 8, IO, 5.50%, 05/25/2036	128
19		Series 368, Class 3, IO, 4.50%, 11/25/2020	1
380		Series 374, Class 5, IO, 5.50%, 08/25/2036	86
389		Series 383, Class 33, IO, 6.00%, 01/25/2038	76
167		Series 393, Class 6, IO, 5.50%, 04/25/2037	30
20,852		Series 411, Class F1, 1.88%, 08/25/2042 (z)	21,036
8,033		Series 412, Class F2, 1.83%, 08/25/2042 (z)	8,072
		FNMA Trust,
1,081		Series 2003-W2, Class 1A1, 6.50%, 07/25/2042	1,252
623		Series 2003-W2, Class 2A9, 5.90%, 07/25/2042	687
4,128		Series 2003-W6, Class 2A4, 5.20%, 09/25/2042	4,589
1,670		Series 2003-W6, Class 3A, 6.50%, 09/25/2042	1,895
1,997		Series 2003-W8, Class 2A, 7.00%, 10/25/2042	2,308
373		Series 2003-W8, Class 3F1, 1.73%, 05/25/2042 (z)	369
2,659		Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	3,076
599		Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	684
598		Series 2004-W8, Class 3A, 7.50%, 06/25/2044	694
1,628		Series 2004-W15, Class 2AF, 1.58%, 08/25/2044 (z)	1,616
13,174		Series 2005-W3, Class 2AF, 1.55%, 03/25/2045 (z)	12,864
753		Series 2005-W4, Class 1A1, 6.00%, 08/25/2045	841

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
6,311	Series 2006-W2, Class 1AF1, 1.55%, 02/25/2046 (z)	6,306
2,079	Series 2006-W2, Class 2A, 3.05%, 11/25/2045 (z)	2,203
11,831	FNMA, Whole Loan, Series 2007-W1, Class 1AF1, 1.59%, 11/25/2046 (z)	11,852
	GMACM Mortgage Loan Trust,
1,679	Series 2003-AR2, Class 2A4, 4.01%, 12/19/2033 (z)	1,669
89	Series 2003-J8, Class A, 5.25%, 12/25/2033	91
1,449	Series 2005-AR3, Class 3A4, 3.82%, 06/19/2035 (z)	1,430
	GNMA,
1,173	Series 1994-7, Class PQ, 6.50%, 10/16/2024	1,172
1,112	Series 1999-4, Class ZB, 6.00%, 02/20/2029	1,115
125	Series 1999-30, Class S, IF, IO, 7.34%, 08/16/2029 (z)	2
135	Series 2000-9, Class Z, 8.00%, 06/20/2030	156
1,381	Series 2000-9, Class ZJ, 8.50%, 02/16/2030	1,587
1,228	Series 2000-21, Class Z, 9.00%, 03/16/2030	1,257
201	Series 2000-31, Class Z, 9.00%, 10/20/2030	237
125	Series 2000-35, Class ZA, 9.00%, 11/20/2030	150
12	Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	2
60	Series 2001-6, Class SD, IF, IO, 7.29%, 03/16/2031 (z)	16
598	Series 2001-22, Class PS, IF, 17.72%, 03/17/2031 (z)	802
168	Series 2001-35, Class SA, IF, IO, 6.99%, 08/16/2031 (z)	2
157	Series 2001-36, Class S, IF, IO, 6.79%, 08/16/2031 (z)	42
579	Series 2002-24, Class AG, IF, IO, 6.69%, 04/16/2032 (z)	98
55	Series 2002-24, Class SB, IF, 10.03%, 04/16/2032 (z)	64
74	Series 2002-31, Class S, IF, IO, 7.44%, 01/16/2031 (z)	15
1,053	Series 2002-31, Class SE, IF, IO, 6.24%, 04/16/2030 (z)	138
20	Series 2002-41, Class SV, IF, 9.00%, 06/16/2032 (z)	24
2,210	Series 2002-45, Class QE, 6.50%, 06/20/2032	2,493
688	Series 2002-47, Class PG, 6.50%, 07/16/2032	787
233	Series 2002-47, Class PY, 6.00%, 07/20/2032	261
1,132	Series 2002-47, Class ZA, 6.50%, 07/20/2032	1,312
769	Series 2002-52, Class GH, 6.50%, 07/20/2032	893
1,265	Series 2002-75, Class PB, 6.00%, 11/20/2032	1,412
562	Series 2003-11, Class SK, IF, IO, 6.44%, 02/16/2033 (z)	74
262	Series 2003-12, Class SP, IF, IO, 6.42%, 02/20/2033 (z)	56
90	Series 2003-24, Class PO, PO, 03/16/2033	83
2,520	Series 2003-25, Class PZ, 5.50%, 04/20/2033	2,781
2,245	Series 2003-40, Class TJ, 6.50%, 03/20/2033	2,515
861	Series 2003-46, Class MG, 6.50%, 05/20/2033	977
659	Series 2003-46, Class TC, 6.50%, 03/20/2033	734
440	Series 2003-52, Class AP, PO, 06/16/2033	376
1,164	Series 2003-58, Class BE, 6.50%, 01/20/2033	1,303
1,482	Series 2003-75, Class ZX, 6.00%, 09/16/2033	1,659
72	Series 2003-90, Class PO, PO, 10/20/2033	64
985	Series 2003-97, Class SA, IF, IO, 5.29%, 11/16/2033 (z)	121
915	Series 2003-112, Class SA, IF, IO, 5.29%, 12/16/2033 (z)	154
143	Series 2003-114, Class SH, IF, 12.39%, 11/17/2032 (z)	163
434	Series 2004-28, Class S, IF, 16.19%, 04/16/2034 (z)	586
800	Series 2004-46, Class PO, PO, 06/20/2034	725
2,992	Series 2004-49, Class Z, 6.00%, 06/20/2034	3,291
357	Series 2004-71, Class SB, HB, IF, 23.17%, 09/20/2034 (z)	543
357	Series 2004-71, Class ST, IF, 7.00%, 09/20/2034 (z)	387
397	Series 2004-73, Class AE, IF, 12.25%, 08/17/2034 (z)	447

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,030	Series 2004-73, Class JL, IF, IO, 5.29%, 09/16/2034 (z)	485
68	Series 2004-83, Class AP, IF, 11.53%, 10/16/2034 (z)	77
85	Series 2004-87, Class SB, IF, 6.21%, 03/17/2033 (z)	87
307	Series 2004-89, Class LS, IF, 19.75%, 10/16/2034 (z)	440
4,594	Series 2004-90, Class SI, IF, IO, 4.82%, 10/20/2034 (z)	698
2,400	Series 2004-96, Class SC, IF, IO, 4.80%, 11/20/2034 (z)	265
3,204	Series 2005-3, Class SK, IF, IO, 5.47%, 01/20/2035 (z)	450
72	Series 2005-7, Class JM, IF, 13.94%, 05/18/2034 (z)	84
650	Series 2005-35, Class FL, 1.63%, 03/20/2032 (z)	652
94	Series 2005-44, Class SP, IF, 9.63%, 10/20/2034 (z)	100
335	Series 2005-56, Class IC, IO, 5.50%, 07/20/2035	76
27	Series 2005-65, Class SA, IF, 17.87%, 08/20/2035 (z)	31
172	Series 2005-66, Class SP, IF, 16.62%, 08/16/2035 (z)	250
1,340	Series 2005-68, Class DP, IF, 13.39%, 06/17/2035 (z)	1,606
6,522	Series 2005-68, Class KI, IF, IO, 5.02%, 09/20/2035 (z)	953
2,108	Series 2005-72, Class AZ, 5.50%, 09/20/2035	2,284
397	Series 2005-82, Class PO, PO, 10/20/2035	342
626	Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	121
531	Series 2006-16, Class OP, PO, 03/20/2036	483
445	Series 2006-20, Class QA, 5.75%, 02/20/2036	470
723	Series 2006-22, Class AO, PO, 05/20/2036	655
3,030	Series 2006-33, Class Z, 6.50%, 07/20/2036	3,525
107	Series 2006-34, Class PO, PO, 07/20/2036	96
103	Series 2006-38, Class SW, IF, IO, 5.22%, 06/20/2036 (z)	8
3,968	Series 2006-38, Class ZK, 6.50%, 08/20/2036	4,458
1,837	Series 2006-57, Class PZ, 5.56%, 10/20/2036	1,972
893	Series 2006-59, Class SD, IF, IO, 5.42%, 10/20/2036 (z)	122
1,584	Series 2006-65, Class SA, IF, IO, 5.52%, 11/20/2036 (z)	269
1,716	Series 2007-9, Class CI, IF, IO, 4.92%, 03/20/2037 (z)	280
2,523	Series 2007-17, Class JI, IF, IO, 5.55%, 04/16/2037 (z)	442
979	Series 2007-17, Class JO, PO, 04/16/2037	853
952	Series 2007-19, Class SD, IF, IO, 4.92%, 04/20/2037 (z)	127
650	Series 2007-25, Class FN, 1.56%, 05/16/2037 (z)	649
1,986	Series 2007-26, Class SC, IF, IO, 4.92%, 05/20/2037 (z)	275
1,837	Series 2007-27, Class SD, IF, IO, 4.92%, 05/20/2037 (z)	249
156	Series 2007-28, Class BO, PO, 05/20/2037	134
2,709	Series 2007-35, Class PO, PO, 06/16/2037	2,480
329	Series 2007-36, Class HO, PO, 06/16/2037	297
1,411	Series 2007-36, Class SE, IF, IO, 5.21%, 06/16/2037 (z)	220
1,554	Series 2007-36, Class SJ, IF, IO, 4.97%, 06/20/2037 (z)	188
1,527	Series 2007-40, Class SD, IF, IO, 5.47%, 07/20/2037 (z)	227
2,219	Series 2007-40, Class SN, IF, IO, 5.40%, 07/20/2037 (z)	341
2,177	Series 2007-45, Class QA, IF, IO, 5.36%, 07/20/2037 (z)	325
547	Series 2007-50, Class AI, IF, IO, 5.49%, 08/20/2037 (z)	91
1,345	Series 2007-53, Class ES, IF, IO, 5.27%, 09/20/2037 (z)	201
385	Series 2007-53, Class SW, IF, 16.36%, 09/20/2037 (z)	504
2,054	Series 2007-57, Class PO, PO, 03/20/2037	1,848
1,889	Series 2007-67, Class SI, IF, IO, 5.23%, 11/20/2037 (z)	270
140	Series 2007-71, Class SB, IF, IO, 5.42%, 07/20/2036 (z)	1
1,481	Series 2007-72, Class US, IF, IO, 5.27%, 11/20/2037 (z)	228
1,688	Series 2007-73, Class MI, IF, IO, 4.72%, 11/20/2037 (z)	257
1,563	Series 2007-74, Class SL, IF, IO, 5.28%, 11/16/2037 (z)	206

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,246	Series 2007-76, Class SB, IF, IO, 5.22%, 11/20/2037 (z)	501
2,328	Series 2007-79, Class SY, IF, IO, 5.27%, 12/20/2037 (z)	376
109	Series 2008-1, Class PO, PO, 01/20/2038	92
187	Series 2008-7, Class SK, IF, 16.10%, 11/20/2037 (z)	260
264	Series 2008-7, Class SP, IF, 10.83%, 10/20/2037 (z)	306
370	Series 2008-17, Class IO, IO, 5.50%, 02/20/2038	66
333	Series 2008-20, Class PO, PO, 09/20/2037	317
343	Series 2008-29, Class PO, PO, 02/17/2033	326
2,448	Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	299
846	Series 2008-33, Class XS, IF, IO, 6.44%, 04/16/2038 (z)	152
2,083	Series 2008-36, Class AY, 5.00%, 04/16/2023	2,119
2,328	Series 2008-36, Class SH, IF, IO, 5.02%, 04/20/2038 (z)	284
7,585	Series 2008-40, Class SA, IF, IO, 5.14%, 05/16/2038 (z)	1,206
1,177	Series 2008-50, Class KB, 6.00%, 06/20/2038	1,327
566	Series 2008-55, Class SA, IF, IO, 4.92%, 06/20/2038 (z)	73
2,056	Series 2008-60, Class CS, IF, IO, 4.87%, 07/20/2038 (z)	292
7	Series 2008-60, Class PO, PO, 01/20/2038	7
2,161	Series 2008-69, Class QD, 5.75%, 07/20/2038	2,281
741	Series 2008-71, Class SC, IF, IO, 4.72%, 08/20/2038 (z)	88
2,401	Series 2008-76, Class US, IF, IO, 4.62%, 09/20/2038 (z)	343
1,660	Series 2008-79, Class CS, IF, 5.52%, 06/20/2035 (z)	1,786
5,017	Series 2008-81, Class S, IF, IO, 4.92%, 09/20/2038 (z)	660
2,434	Series 2008-93, Class AS, IF, IO, 4.42%, 12/20/2038 (z)	300
4,442	Series 2008-95, Class DS, IF, IO, 6.02%, 12/20/2038 (z)	781
1,389	Series 2008-96, Class SL, IF, IO, 4.72%, 12/20/2038 (z)	165
1,133	Series 2009-6, Class SA, IF, IO, 4.84%, 02/16/2039 (z)	141
1,240	Series 2009-6, Class SH, IF, IO, 4.76%, 02/20/2039 (z)	161
2,038	Series 2009-10, Class SA, IF, IO, 4.67%, 02/20/2039 (z)	245
239	Series 2009-10, Class SL, IF, IO, 5.24%, 03/16/2034 (z)	3
1,715	Series 2009-11, Class SC, IF, IO, 4.89%, 02/16/2039 (z)	183
632	Series 2009-14, Class KI, IO, 6.50%, 03/20/2039	150
1,437	Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	384
3,705	Series 2009-22, Class SA, IF, IO, 4.99%, 04/20/2039 (z)	478
672	Series 2009-24, Class DS, IF, IO, 5.02%, 03/20/2039 (z)	31
1,045	Series 2009-25, Class SE, IF, IO, 6.32%, 09/20/2038 (z)	184
2,072	Series 2009-31, Class TS, IF, IO, 5.02%, 03/20/2039 (z)	199
447	Series 2009-33, Class CI, IO, 5.50%, 05/20/2039	85
599	Series 2009-33, Class TI, IO, 6.00%, 05/20/2039	128
444	Series 2009-35, Class SN, IF, IO, 5.14%, 12/16/2038 (z)	15
12,676	Series 2009-35, Class ZB, 5.50%, 05/16/2039	14,523
2,807	Series 2009-42, Class SC, IF, IO, 4.80%, 06/20/2039 (z)	379
1,975	Series 2009-43, Class SA, IF, IO, 4.67%, 06/20/2039 (z)	267
3,292	Series 2009-64, Class SN, IF, IO, 4.84%, 07/16/2039 (z)	385
659	Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	75
3,115	Series 2009-72, Class SM, IF, IO, 4.99%, 08/16/2039 (z)	463
2,753	Series 2009-75, Class MN, 5.50%, 09/20/2039	3,262
3,080	Series 2009-79, Class OK, PO, 11/16/2037	2,785
4,775	Series 2009-81, Class SB, IF, IO, 4.81%, 09/20/2039 (z)	626
3,008	Series 2009-102, Class SM, IF, IO, 5.14%, 06/16/2039 (z)	164
1,886	Series 2009-104, Class AB, 7.00%, 08/16/2039	2,077
3,881	Series 2009-106, Class AS, IF, IO, 5.14%, 11/16/2039 (z)	541
14,658	Series 2009-106, Class ST, IF, IO, 4.72%, 02/20/2038 (z)	2,243

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,094	Series 2009-121, Class VA, 5.50%, 11/20/2020	2,111
803	Series 2010-14, Class AO, PO, 12/20/2032	777
603	Series 2010-14, Class BO, PO, 11/20/2035	525
1,950	Series 2010-14, Class CO, PO, 08/20/2035	1,735
992	Series 2010-14, Class QP, 6.00%, 12/20/2039	1,004
1,662	Series 2010-41, Class WA, 5.82%, 10/20/2033 (z)	1,851
868	Series 2010-103, Class WA, 5.72%, 08/20/2034 (z)	957
1,161	Series 2010-129, Class AW, 6.08%, 04/20/2037 (z)	1,275
5,566	Series 2010-130, Class CP, 7.00%, 10/16/2040	6,379
7,342	Series 2010-157, Class OP, PO, 12/20/2040	6,319
577	Series 2011-22, Class WA, 5.93%, 02/20/2037 (z)	640
4,397	Series 2011-43, Class ZQ, 5.50%, 01/16/2033	4,826
3,721	Series 2011-75, Class SM, IF, IO, 5.32%, 05/20/2041 (z)	658
2,022	Series 2011-97, Class WA, 6.10%, 11/20/2038 (z)	2,282
2,707	Series 2011-137, Class WA, 5.56%, 07/20/2040 (z)	3,002
1,500	Series 2011-157, Class UY, 3.00%, 12/20/2041	1,473
6,844	Series 2011-163, Class WA, 5.86%, 12/20/2038 (z)	7,655
2,242	Series 2011-H05, Class FB, 1.73%, 12/20/2060 (z)	2,239
2,921	Series 2011-H06, Class FA, 1.68%, 02/20/2061 (z)	2,914
3,227	Series 2011-H19, Class FA, 1.70%, 08/20/2061 (z)	3,221
3,344	Series 2012-59, Class WA, 5.57%, 08/20/2038 (z)	3,752
4,159	Series 2012-141, Class WA, 4.53%, 11/16/2041 (z)	4,479
3,061	Series 2012-141, Class WB, 3.97%, 09/16/2042 (z)	3,217
4,513	Series 2012-141, Class WC, 3.72%, 01/20/2042 (z)	4,698
9,878	Series 2012-H08, Class FB, 1.83%, 03/20/2062 (z)	9,895
7,128	Series 2012-H08, Class FS, 1.93%, 04/20/2062 (z)	7,174
59,457	Series 2012-H10, Class FA, 1.78%, 12/20/2061 (z)	59,480
1,908	Series 2012-H15, Class FA, 1.68%, 05/20/2062 (z)	1,910
2,256	Series 2012-H18, Class NA, 1.75%, 08/20/2062 (z)	2,255
12,213	Series 2012-H21, Class CF, 1.93%, 05/20/2061 (z)	12,239
18,946	Series 2012-H22, Class FD, 1.70%, 01/20/2061 (z)	18,970
429	Series 2012-H24, Class FA, 1.68%, 03/20/2060 (z)	431
4,711	Series 2012-H24, Class FD, 1.82%, 09/20/2062 (z)	4,718
3,647	Series 2012-H24, Class FE, 1.83%, 10/20/2062 (z)	3,659
6,443	Series 2012-H24, Class FG, 1.66%, 04/20/2060 (z)	6,449
8,529	Series 2012-H26, Class JA, 1.78%, 10/20/2061 (z)	8,543
9,533	Series 2012-H26, Class MA, 1.78%, 07/20/2062 (z)	9,545
4,782	Series 2012-H27, Class FB, 1.73%, 10/20/2062 (z)	4,789
19,459	Series 2012-H28, Class FA, 1.81%, 09/20/2062 (z)	19,507
26,057	Series 2012-H29, Class FA, 1.75%, 10/20/2062 (z)	26,041
248	Series 2012-H30, Class JA, 1.71%, 01/20/2060 (z)	248
209	Series 2012-H30, Class PA, 1.68%, 11/20/2059 (z)	209
22,757	Series 2012-H31, Class FD, 1.57%, 12/20/2062 (z)	22,619
4,098	Series 2013-26, Class AK, 4.65%, 09/20/2041 (z)	4,373
2,328	Series 2013-54, Class WA, 4.74%, 11/20/2042 (z)	2,503
1,601	Series 2013-75, Class WA, 5.22%, 06/20/2040 (z)	1,757
2,523	Series 2013-91, Class WA, 4.49%, 04/20/2043 (z)	2,631
3,874	Series 2013-147, Class BE, 4.00%, 12/20/2039	4,114
24,502	Series 2013-H01, Class FA, 1.65%, 01/20/2063	24,273
11,268	Series 2013-H01, Class JA, 1.55%, 01/20/2063 (z)	11,193
603	Series 2013-H02, Class HF, 1.53%, 11/20/2062 (z)	603
397	Series 2013-H03, Class FA, 1.53%, 08/20/2060 (z)	397

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,341	Series 2013-H04, Class SA, 1.65%, 02/20/2063 (z)	2,331
3,137	Series 2013-H07, Class GA, 1.70%, 03/20/2063 (z)	3,130
9,421	Series 2013-H07, Class HA, 1.64%, 03/20/2063 (z)	9,383
3,502	Series 2013-H07, Class MA, 1.78%, 04/20/2062 (z)	3,509
13,318	Series 2013-H08, Class FC, 1.68%, 02/20/2063 (z)	13,283
10,526	Series 2013-H09, Class HA, 1.65%, 04/20/2063	10,366
2,902	Series 2013-H14, Class FC, 1.70%, 06/20/2063 (z)	2,896
2,689	Series 2013-H14, Class FG, 1.70%, 05/20/2063 (z)	2,684
6,283	Series 2014-6, Class W, 5.48%, 01/20/2039 (z)	6,804
4,942	Series 2014-41, Class W, 4.64%, 10/20/2042 (z)	5,251
4,468	Series 2014-188, Class W, 4.64%, 10/20/2041 (z)	4,769
19,139	Series 2014-H01, Class FD, 1.88%, 01/20/2064 (z)	19,213
13,824	Series 2014-H05, Class FA, 1.92%, 02/20/2064 (z)	13,921
4,531	Series 2014-H06, Class HB, 1.88%, 03/20/2064 (z)	4,547
13,828	Series 2014-H09, Class TA, 1.83%, 04/20/2064 (z)	13,857
20,952	Series 2014-H10, Class TA, 1.83%, 04/20/2064 (z)	21,017
23,201	Series 2014-H11, Class VA, 1.73%, 06/20/2064 (z)	23,171
21,705	Series 2014-H15, Class FA, 1.73%, 07/20/2064 (z)	21,677
16,132	Series 2014-H17, Class FC, 1.73%, 07/20/2064 (z)	16,111
20,670	Series 2014-H19, Class FE, 1.70%, 09/20/2064 (z)	20,617
8,388	Series 2014-H20, Class LF, 1.83%, 10/20/2064 (z)	8,373
5,066	Series 2015-91, Class W, 5.25%, 05/20/2040 (z)	5,531
6,087	Series 2015-137, Class WA, 5.48%, 01/20/2038 (z)	6,734
10,798	Series 2015-H02, Class FB, 1.73%, 12/20/2064 (z)	10,786
10,611	Series 2015-H03, Class FA, 1.73%, 12/20/2064 (z)	10,600
36,131	Series 2015-H05, Class FC, 1.71%, 02/20/2065 (z)	36,051
22,300	Series 2015-H06, Class FA, 1.71%, 02/20/2065 (z)	22,258
15,954	Series 2015-H07, Class ES, 1.70%, 02/20/2065 (z)	15,920
52,294	Series 2015-H08, Class FC, 1.71%, 03/20/2065 (z)	52,180
41,030	Series 2015-H10, Class FC, 1.71%, 04/20/2065 (z)	40,938
24,715	Series 2015-H12, Class FA, 1.71%, 05/20/2065 (z)	24,662
11,637	Series 2015-H15, Class FD, 1.67%, 06/20/2065 (z)	11,589
17,249	Series 2015-H15, Class FJ, 1.67%, 06/20/2065 (z)	17,180
22,513	Series 2015-H16, Class FG, 1.67%, 07/20/2065 (z)	22,426
27,485	Series 2015-H16, Class FL, 1.67%, 07/20/2065 (z)	27,371
17,993	Series 2015-H18, Class FA, 1.68%, 06/20/2065 (z)	17,940
17,647	Series 2015-H20, Class FA, 1.70%, 08/20/2065 (z)	17,599
5,505	Series 2015-H26, Class FG, 1.75%, 10/20/2065 (z)	5,503
11,964	Series 2015-H32, Class FH, 1.89%, 12/20/2065 (z)	12,038
54,106	Series 2016-H07, Class FA, 1.98%, 03/20/2066 (z)	54,668
13,652	Series 2016-H07, Class FB, 1.98%, 03/20/2066 (z)	13,794
25,879	Series 2016-H11, Class FD, 2.20%, 05/20/2066 (z)	26,118
18,550	Series 2016-H26, Class FC, 2.23%, 12/20/2066 (z)	18,897
81,109	Series 2017-H08, Class XI, IO, 2.08%, 03/20/2067 (z)	11,190
64,799	Series 2017-H14, Class XI, IO, 1.71%, 06/20/2067 (z)	6,996
	GSMPS Mortgage Loan Trust,
573	Series 2004-4, Class 1AF, 1.73%, 06/25/2034 (e) (z)	519
1,054	Series 2005-RP2, Class 1AF, 1.68%, 03/25/2035 (e) (z)	965
6,543	Series 2005-RP3, Class 1AF, 1.68%, 09/25/2035 (e) (z)	5,683
4,823	Series 2005-RP3, Class 1AS, IO, 3.37%, 09/25/2035 (e) (z) (bb)	523
	GSR Mortgage Loan Trust,
313	Series 2003-3F, Class 4A3, 5.75%, 04/25/2033	323

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
62	Series 2003-6F, Class A2, 1.73%, 09/25/2032 (z)	61
813	Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	837
1,037	Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	1,065
655	Series 2004-6F, Class 3A4, 6.50%, 05/25/2034	700
322	Series 2005-5F, Class 8A3, 1.83%, 06/25/2035 (z)	306
1,505	Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	1,591
116	Series 2005-AR6, Class 3A1, 3.25%, 09/25/2035 (z)	117
724	Series 2006-1F, Class 1A3, 5.50%, 02/25/2036	695
3,691	Series 2006-1F, Class 2A4, 6.00%, 02/25/2036	3,296
38,825	Headlands Residential LLC, Series 2017-RPL1, Class A, SUB, 3.88%, 08/25/2022 (e)	38,653
3,181	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.00%, 05/26/2053 (e) (bb)	3,175
1,152	Impac CMB Trust, Series 2005-4, Class 2A1, 1.93%, 05/25/2035 (z)	1,140
773	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.50%, 08/25/2033	800
16	Impac Secured Assets Corp., Series 2004-3, Class 1A4, 2.13%, 11/25/2034 (z)	16
	Impac Secured Assets Trust,
4,106	Series 2006-1, Class 2A1, 1.68%, 05/25/2036 (z)	3,902
3,448	Series 2006-2, Class 2A1, 1.68%, 08/25/2036 (z)	3,374
	JP Morgan Mortgage Trust,
427	Series 2004-A3, Class 4A1, 3.84%, 07/25/2034 (z)	439
695	Series 2004-A4, Class 1A1, 3.82%, 09/25/2034 (z)	713
148	Series 2004-S1, Class 1A7, 5.00%, 09/25/2034	150
1,508	Series 2005-A1, Class 3A4, 3.68%, 02/25/2035 (z)	1,546
7,984	Series 2006-A2, Class 4A1, 3.73%, 08/25/2034 (z)	8,060
4,368	Series 2006-A2, Class 5A3, 3.58%, 11/25/2033 (z)	4,446
915	Series 2006-A3, Class 6A1, 3.62%, 08/25/2034 (z)	923
953	Series 2007-A1, Class 5A1, 3.59%, 07/25/2035 (z)	975
381	Series 2007-A1, Class 5A2, 3.59%, 07/25/2035 (z)	392
	Lehman Mortgage Trust,
687	Series 2006-2, Class 1A1, 5.83%, 04/25/2036 (z)	631
447	Series 2007-6, Class 1A8, 6.00%, 07/25/2037	419
3,406	Series 2008-2, Class 1A6, 6.00%, 03/25/2038	2,417
	MASTR Adjustable Rate Mortgages Trust,
704	Series 2004-3, Class 4A2, 3.06%, 04/25/2034 (z)	660
2,016	Series 2004-13, Class 2A1, 3.59%, 04/21/2034 (z)	2,062
432	Series 2004-15, Class 3A1, 4.07%, 12/25/2034 (z)	421
	MASTR Alternative Loan Trust,
578	Series 2003-9, Class 2A1, 6.00%, 12/25/2033	599
243	Series 2003-9, Class 8A1, 6.00%, 01/25/2034	250
560	Series 2004-3, Class 2A1, 6.25%, 04/25/2034	584
2,082	Series 2004-3, Class 3A1, 6.00%, 04/25/2034	2,185
310	Series 2004-6, Class 30PO, PO, 07/25/2034 (bb)	255
202	Series 2004-6, Class 7A1, 6.00%, 07/25/2034	206
262	Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	217
190	Series 2004-8, Class 6A1, 5.50%, 09/25/2019	193
60	Series 2004-10, Class 1A1, 4.50%, 09/25/2019	60
466	Series 2005-6, Class 3A1, 5.50%, 11/25/2020	457
	MASTR Asset Securitization Trust,
12	Series 2003-11, Class 3A1, 4.50%, 12/25/2018	12
41	Series 2003-12, Class 30PO, PO, 12/25/2033 (bb)	38
156	Series 2003-12, Class 6A1, 5.00%, 12/25/2033	157
34	Series 2004-1, Class 30PO, PO, 02/25/2034 (bb)	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
606		Series 2004-4, Class 1A6, 5.25%, 12/26/2033	624
5		Series 2004-4, Class 3A1, 4.50%, 04/25/2019	5
13		Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	13
58		Series 2004-8, Class 1A1, 4.75%, 08/25/2019	59
11		Series 2004-8, Class PO, PO, 08/25/2019 (bb)	11
117		Series 2004-9, Class 5A1, 5.25%, 09/25/2019	118
266		Series 2004-P7, Class A6, 5.50%, 12/27/2033 (e)	270
		MASTR Reperforming Loan Trust,
8,937		Series 2005-2, Class 1A1F, 1.68%, 05/25/2035 (e) (z)	7,514
1,080		Series 2006-2, Class 1A1, 4.42%, 05/25/2036 (e) (z)	952
339		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e) (bb)	276
		Merrill Lynch Mortgage Investors Trust,
572		Series 2003-A5, Class 2A6, 3.40%, 08/25/2033 (z)	590
1,088		Series 2003-E, Class A1, 1.95%, 10/25/2028 (z)	1,063
2,552		Series 2003-F, Class A1, 1.97%, 10/25/2028 (z)	2,503
1,134		Series 2004-1, Class 2A1, 3.17%, 12/25/2034 (z)	1,143
478		Series 2004-A, Class A1, 1.79%, 04/25/2029 (z)	471
1,072		Series 2004-A4, Class A2, 3.26%, 08/25/2034 (z)	1,095
978		Series 2004-C, Class A2, 2.05%, 07/25/2029 (z)	932
1,784		Series 2005-A2, Class A1, 2.97%, 02/25/2035 (z)	1,763
1,629		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, 2.28%, 06/25/2037 (z)	1,589
2		ML Trust XLVII, Series 47, Class Z, 8.99%, 10/20/2020 (bb)	2
		Morgan Stanley Mortgage Loan Trust,
2,274		Series 2004-3, Class 4A, 5.68%, 04/25/2034 (z)	2,396
388		Series 2004-9, Class 4A, 4.48%, 10/25/2019 (z)	378
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 3,649.50%, 04/20/2021 (z)	—	(h)
		MRFC Mortgage Pass-Through Trust,
2,868		Series 2000-TBC2, Class A1, 1.73%, 06/15/2030 (z)	2,742
592		Series 2000-TBC3, Class A1, 1.69%, 12/15/2030 (z)	573
616		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	624
		NCUA Guaranteed Notes Trust,
13,212		Series 2010-R3, Class 1A, 1.80%, 12/08/2020 (z)	13,280
1,607		Series 2010-R3, Class 3A, 2.40%, 12/08/2020	1,606
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
286		Series 2003-A1, Class A1, 5.50%, 05/25/2033	291
188		Series 2003-A1, Class A2, 6.00%, 05/25/2033	191
69		Series 2003-A1, Class A5, 7.00%, 04/25/2033	71
2		PaineWebber CMO Trust, Series P, Class 4, 8.50%, 08/01/2019	2
935		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 02/25/2034	978
310		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.47%, 05/25/2035 (z)	303
		RALI Trust,
9		Series 2003-QS3, Class A2, IF, 13.58%, 02/25/2018 (z)	9
65		Series 2003-QS9, Class A3, IF, IO, 6.22%, 05/25/2018 (z) (bb)	1
41		Series 2003-QS12, Class A2A, IF, IO, 6.27%, 06/25/2018 (z) (bb)	—	(h)
12		Series 2003-QS12, Class A5, IO, 5.00%, 06/25/2018 (bb)	—	(h)
181		Series 2003-QS14, Class A1, 5.00%, 07/25/2018	181
57		Series 2003-QS18, Class A1, 5.00%, 09/25/2018	57
5,657		Series 2004-QS7, Class A4, 5.50%, 05/25/2034	5,780
1,307		Series 2005-QA6, Class A32, 4.57%, 05/25/2035 (z)	1,094
185		Series 2007-QS1, Class 1A1, 6.00%, 01/25/2037	172

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	RBSSP Resecuritization Trust,
2,621	Series 2009-1, Class 1A1, 6.50%, 02/26/2036 (e) (z)	2,754
449	Series 2009-2, Class 1A1, 7.00%, 08/26/2037 (e) (z)	458
2,917	Series 2009-12, Class 1A1, 5.61%, 11/25/2033 (e) (z)	2,997
81	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/2035 (e) (bb)	72
	Residential Asset Securitization Trust,
105	Series 2003-A8, Class A5, 4.25%, 10/25/2018	105
7	Series 2003-A14, Class A1, 4.75%, 02/25/2019	7
7,789	Series 2005-A2, Class A4, IF, IO, 3.72%, 03/25/2035 (z) (bb)	707
730	Series 2006-A4, Class 2A5, 6.00%, 05/25/2036	708
	RFMSI Trust,
8	Series 2003-S14, Class A4, PO, 07/25/2018 (bb)	8
31	Series 2003-S16, Class A3, 5.00%, 09/25/2018	31
608	Series 2005-SA4, Class 1A1, 3.55%, 09/25/2035 (z)	549
	Sequoia Mortgage Trust,
1,244	Series 2004-8, Class A1, 1.98%, 09/20/2034 (z)	1,195
1,832	Series 2004-8, Class A2, 2.20%, 09/20/2034 (z)	1,804
508	Series 2004-10, Class A1A, 1.90%, 11/20/2034 (z)	504
1,662	Series 2004-11, Class A1, 1.88%, 12/20/2034 (z)	1,637
1,276	Series 2004-12, Class A3, 1.75%, 01/20/2035 (z)	1,185
	Structured Asset Mortgage Investments II Trust,
1,619	Series 2004-AR5, Class 1A1, 1.94%, 10/19/2034 (z)	1,560
5,307	Series 2005-AR5, Class A3, 1.53%, 07/19/2035 (z)	5,159
	Structured Asset Securities Corp.,
1,807	Series 2003-37A, Class 2A, 3.29%, 12/25/2033 (z)	1,803
2,166	Series 2004-4XS, Class 1A5, SUB, 5.36%, 02/25/2034	2,197
808	Series 2005-RF3, Class 1A, 1.68%, 06/25/2035 (e) (z)	707
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
118	Series 2003-29, Class 1A1, 4.75%, 09/25/2018	118
2,108	Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	2,146
564	Series 2003-34A, Class 3A3, 3.44%, 11/25/2033 (z)	568
4,027	Series 2004-5H, Class A4, 5.54%, 12/25/2033	4,119
	Thornburg Mortgage Securities Trust,
3,795	Series 2003-4, Class A1, 1.97%, 09/25/2043 (z)	3,668
2,785	Series 2004-4, Class 3A, 2.91%, 12/25/2044 (z)	2,794
	Vendee Mortgage Trust,
2,951	Series 1993-1, Class ZB, 7.25%, 02/15/2023	3,212
818	Series 1994-1, Class 1, 5.35%, 02/15/2024 (z)	859
2,265	Series 1994-1, Class 2ZB, 6.50%, 02/15/2024	2,445
1,216	Series 1996-1, Class 1Z, 6.75%, 02/15/2026	1,350
559	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	617
1,724	Series 1997-1, Class 2Z, 7.50%, 02/15/2027	1,947
1,116	Series 1998-1, Class 2E, 7.00%, 03/15/2028	1,270
	WaMu Mortgage Pass-Through Certificates,
234	Series 2003-S4, Class 2A10, IF, 13.81%, 06/25/2033 (z)	278
18	Series 2003-S10, Class A2, 5.00%, 10/25/2018	18
593	Series 2004-RS2, Class A4, 5.00%, 11/25/2033	602
	WaMu Mortgage Pass-Through Certificates Trust,
935	Series 2003-AR7, Class A7, 3.13%, 08/25/2033 (z)	945
5,159	Series 2003-AR9, Class 1A6, 3.32%, 09/25/2033 (z)	5,253
1,131	Series 2003-AR9, Class 2A, 3.36%, 09/25/2033 (z)	1,143
2,845	Series 2003-AR11, Class A6, 3.34%, 10/25/2033 (z)	2,874
849	Series 2003-S1, Class A5, 5.50%, 04/25/2033	868

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
59	Series 2003-S8, Class A5, 4.50%, 09/25/2018	59
23	Series 2003-S8, Class A6, 4.50%, 09/25/2018	23
3,560	Series 2003-S9, Class A8, 5.25%, 10/25/2033	3,708
75	Series 2003-S9, Class P, PO, 10/25/2033 (bb)	65
38	Series 2003-S13, Class 23A1, 1.88%, 12/25/2018 (z)	38
1,389	Series 2004-AR3, Class A1, 3.16%, 06/25/2034 (z)	1,413
1,785	Series 2004-AR3, Class A2, 3.16%, 06/25/2034 (z)	1,816
197	Series 2004-CB2, Class 5A, 5.00%, 07/25/2019	198
204	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	205
3,337	Series 2004-S2, Class 2A4, 5.50%, 06/25/2034	3,464
524	Series 2004-S3, Class 1A5, 5.00%, 07/25/2034	534
728	Series 2006-AR8, Class 1A2, 3.25%, 08/25/2046 (z)	685
111	Series 2006-AR10, Class 2P, 3.35%, 09/25/2036 (z) (bb)	96
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,075	Series 2005-1, Class 1A1, 5.50%, 03/25/2035	1,076
129	Series 2005-1, Class CP, PO, 03/25/2035 (bb)	102
8,282	Series 2005-2, Class 1A4, IF, IO, 3.72%, 04/25/2035 (z)	972
2,345	Series 2005-2, Class 2A3, IF, IO, 3.67%, 04/25/2035 (z) (bb)	280
2,889	Series 2005-4, Class CB7, 5.50%, 06/25/2035	2,757
2,777	Series 2005-4, Class CX, IO, 5.50%, 06/25/2035 (bb)	548
578	Series 2005-6, Class 2A4, 5.50%, 08/25/2035	559
219	Series 2006-1, Class 3A2, 5.75%, 02/25/2036	207
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
8	Series 2003-MS5, Class 1A4, 1.83%, 03/25/2018 (z)	8
8	Series 2003-MS7, Class P, PO, 03/25/2033 (bb)	7
	Wells Fargo Alternative Loan Trust,
88	Series 2003-1, Class APO, PO, 09/25/2033 (bb)	80
259	Series 2007-PA3, Class 1A2, 5.75%, 07/25/2037	239
	Wells Fargo Mortgage-Backed Securities Trust,
1,868	Series 2003-K, Class 1A1, 3.57%, 11/25/2033 (z)	1,890
72	Series 2003-K, Class 1A2, 3.57%, 11/25/2033 (z)	73
339	Series 2003-L, Class 2A1, 3.60%, 11/25/2033 (z)	335
445	Series 2004-4, Class A9, 5.50%, 05/25/2034	453
717	Series 2004-B, Class A1, 3.16%, 02/25/2034 (z)	720
1,376	Series 2004-EE, Class 2A1, 3.42%, 12/25/2034 (z)	1,397
936	Series 2004-EE, Class 2A2, 3.42%, 12/25/2034 (z)	960
1,676	Series 2004-EE, Class 3A1, 3.76%, 12/25/2034 (z)	1,737
547	Series 2004-EE, Class 3A2, 3.76%, 12/25/2034 (z)	567
2,467	Series 2004-I, Class 1A1, 3.60%, 07/25/2034 (z)	2,515
6,596	Series 2004-P, Class 2A1, 3.54%, 09/25/2034 (z)	6,751
2,693	Series 2004-S, Class A1, 3.51%, 09/25/2034 (z)	2,748
957	Series 2004-V, Class 1A1, 3.48%, 10/25/2034 (z)	969
1,227	Series 2004-V, Class 1A2, 3.48%, 10/25/2034 (z)	1,263
701	Series 2005-14, Class 1A1, 5.50%, 12/25/2035	723
118	Series 2005-14, Class 2APO, PO, 12/25/2035 (bb)	105
11,863	Series 2005-AR3, Class 1A1, 3.45%, 03/25/2035 (z)	12,174
1,428	Series 2005-AR8, Class 2A1, 3.47%, 06/25/2035 (z)	1,460
269	Series 2007-7, Class A7, 6.00%, 06/25/2037	268
1,633	Series 2007-11, Class A14, 6.00%, 08/25/2037	1,633

	Total Collateralized Mortgage Obligations (Cost $2,730,745)	2,779,550

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 5.9%
	A10 Securitization LLC,
41	Series 2015-1, Class A2, 3.13%, 04/15/2034 (e)	41
2,625	Series 2015-1, Class B, 4.12%, 04/15/2034 (e)	2,625
	BAMLL Commercial Mortgage Securities Trust,
7,026	Series 2012-PARK, Class A, 2.96%, 12/10/2030 (e)	7,108
7,700	Series 2014-520M, Class C, 4.35%, 08/15/2046 (e) (z)	7,494
	BAMLL Re-REMIC Trust,
16,252	Series 2014-FRR5, Class A714, PO, 01/27/2047 (e)	14,423
3,200	Series 2014-FRR5, Class AK30, PO, 06/27/2045 (e)	2,494
7,484	Series 2015-FR11, Class AK25, 2.75%, 09/27/2045 (e) (z)	6,893
9,619	Series 2016-FR13, Class A, 1.70%, 08/27/2045 (e) (z)	8,473
21,129	Series 2016-FR16, Class A, 1.00%, 05/27/2021 (e) (z)	19,369
5,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class XC, IO, 0.79%, 09/10/2047 (e) (z) (bb)	3
27,902	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class XC, IO, 0.09%, 10/10/2045 (e) (z) (bb)	—	(h)
	BB-UBS Trust,
28,898	Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	29,307
4,949	Series 2012-TFT, Class A, 2.89%, 06/05/2030 (e)	4,875
	Bear Stearns Commercial Mortgage Securities Trust,
19,284	Series 2006-PW14, Class X1, IO, 0.52%, 12/11/2038 (e) (z) (bb)	29
114,718	Series 2007-T26, Class X1, IO, 0.08%, 01/12/2045 (e) (z)	82
5,564	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, 0.75%, 12/11/2049 (e) (z)	15
27,746	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, 0.75%, 10/15/2048 (e) (z) (bb)	299
3,354	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.11%, 01/12/2030 (e)	3,353
9,312	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class IO, IO, 1.07%, 08/15/2048 (z) (bb)	80
	Commercial Mortgage Trust,
1,115	Series 2006-GG7, Class AM, 5.96%, 07/10/2038 (z)	1,122
24,908	Series 2012-CR2, Class XA, IO, 1.82%, 08/15/2045 (z) (bb)	1,583
4,484	Series 2013-300P, Class A1, 4.35%, 08/10/2030 (e)	4,816
6,150	Series 2013-SFS, Class A2, 3.09%, 04/12/2035 (e) (z)	6,164
13,800	Series 2014-CR19, Class A5, 3.80%, 08/10/2047	14,461
7,748	Series 2014-PAT, Class A, 2.04%, 08/13/2027 (e) (z)	7,750
10,196	Series 2014-TWC, Class A, 2.09%, 02/13/2032 (e) (z)	10,206
2,850	Series 2014-TWC, Class B, 2.84%, 02/13/2032 (e) (z) (bb)	2,861
9,250	Series 2015-CR24, Class A5, 3.70%, 08/10/2048	9,624
17,593	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	18,381
22,276	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, 0.10%, 01/15/2049 (e) (z) (bb)	—	(h)
29,490	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESA, 4.03%, 11/15/2027 (e)	30,374
16,830	CSMC OA LLC, Series 2014-USA, Class D, 4.37%, 09/15/2037 (e)	16,039
23,237	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, 1.31%, 07/10/2044 (e) (z) (bb)	645
4,000	DBWF Mortgage Trust, Series 2015-LCM, Class A2, 3.54%, 06/10/2034 (e) (z)	3,958
2,995	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.98%, 12/06/2020 (e)	2,997
	FHLMC Multifamily Structured Pass-Through Certificates,
70,000	Series K037, Class A2, 3.49%, 01/25/2024	73,563
20,914	Series K038, Class A2, 3.39%, 03/25/2024	21,872
23,597	Series K052, Class A2, 3.15%, 11/25/2025	24,217
21,719	Series K065, Class A2, 3.24%, 04/25/2027	22,280

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
11,657	Series K065, Class AM, 3.33%, 05/25/2027	11,930
8,171	Series K066, Class A2, 3.12%, 06/25/2027	8,297
17,323	Series K070, Class A2, 1.00%, 11/25/2027 (w) (z)	17,842
4,918	Series KJ02, Class A2, 2.60%, 09/25/2020	4,952
21,382	Series KJ09, Class A2, 2.84%, 09/25/2022	21,740
30,043	Series KJ17, Class A2, 2.98%, 11/25/2025	30,376
36,100	Series KPLB, Class A, 2.77%, 05/25/2025	35,995
14,000	Series KS01, Class A2, 2.52%, 01/25/2023	14,010
41,500	Series KSMC, Class A2, 2.62%, 01/25/2023	41,697
	FNMA ACES,
13,748	Series 2010-M1, Class A2, 4.45%, 09/25/2019	14,152
5,660	Series 2010-M3, Class A3, 4.33%, 03/25/2020 (z)	5,853
4,737	Series 2010-M7, Class A2, 3.66%, 11/25/2020	4,840
8,431	Series 2011-M1, Class A3, 3.76%, 06/25/2021	8,768
177	Series 2011-M2, Class A2, 3.65%, 04/25/2021	177
52,463	Series 2011-M2, Class A3, 3.76%, 04/25/2021	54,618
28,877	Series 2011-M4, Class A2, 3.73%, 06/25/2021	30,098
6,139	Series 2011-M8, Class A2, 2.92%, 08/25/2021	6,251
2,652	Series 2012-M11, Class FA, 1.74%, 08/25/2019 (z)	2,654
11,791	Series 2013-M7, Class A2, 2.28%, 12/27/2022	11,699
10,969	Series 2013-M9, Class A2, 2.39%, 01/25/2023 (z)	10,938
4,002	Series 2013-M13, Class A2, 2.64%, 04/25/2023 (z)	4,009
16,876	Series 2014-M2, Class A2, 3.51%, 12/25/2023 (z)	17,702
24,000	Series 2014-M3, Class A2, 3.50%, 01/25/2024 (z)	25,145
3,280	Series 2014-M9, Class A2, 3.10%, 07/25/2024 (z)	3,356
25,000	Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (z)	25,228
11,740	Series 2014-M13, Class A2, 3.02%, 08/25/2024 (z)	11,982
12,039	Series 2015-M1, Class A2, 2.53%, 09/25/2024	11,904
12,316	Series 2015-M2, Class A3, 3.15%, 12/25/2024 (z)	12,613
30,000	Series 2015-M3, Class A2, 2.72%, 10/25/2024	30,006
7,298	Series 2015-M7, Class A2, 2.59%, 12/25/2024	7,250
10,000	Series 2015-M8, Class A2, 2.90%, 01/25/2025 (z)	10,053
57,555	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	58,314
64,822	Series 2016-M1, Class A2, 2.94%, 01/25/2026 (z)	65,226
57,625	Series 2017-M3, Class A2, 2.57%, 12/25/2026 (z)	55,759
8,018	Series 2017-M5, Class A2, 3.30%, 04/25/2029	8,096
33,600	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	33,943
14,669	Series 2017-M11, Class A2, 2.98%, 08/25/2029	14,443
34,718	Series 2017-M12, Class A2, 3.18%, 06/25/2027 (z)	35,122
47,138	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	46,614
	FORT CRE LLC,
9,370	Series 2016-1A, Class B, 4.04%, 05/21/2036 (e) (z)	9,439
14,100	Series 2016-1A, Class C, 4.54%, 05/21/2036 (e) (z)	14,187
	FREMF Mortgage Trust,
4,469	Series 2013-K31, Class C, 3.74%, 07/25/2046 (e) (z) (bb)	4,401
11,025	Series 2015-K45, Class B, 3.71%, 04/25/2048 (e) (z)	11,019
5,000	Series 2015-K47, Class B, 3.71%, 06/25/2048 (e) (z) (bb)	5,041
10,000	Series 2015-K51, Class B, 4.09%, 10/25/2048 (e) (z) (bb)	10,250
8,451	Series 2016-K56, Class B, 4.07%, 06/25/2049 (e) (z)	8,666
21,565	Series 2016-K722, Class B, 3.97%, 07/25/2049 (e) (z)	21,987
8,500	Series 2017-K67, Class B, 4.08%, 09/25/2049 (e) (z)	8,702
27,500	Series 2017-K727, Class B, 3.87%, 07/25/2024 (e) (z)	27,749

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
10,464	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/2027 (e)	10,533
67,725	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, 1.44%, 06/05/2031 (e) (z) (bb)	1,114
	GS Mortgage Securities Trust,
14,015	Series 2006-GG8, Class X, IO, 1.08%, 11/10/2039 (e) (z) (bb)	1
1,600	Series 2011-GC5, Class D, 5.57%, 08/10/2044 (e) (z) (bb)	1,568
	JP Morgan Chase Commercial Mortgage Securities Trust,
69,749	Series 2005-CB11, Class X1, IO, 0.04%, 08/12/2037 (e) (z) (bb)	39
26,613	Series 2005-LDP5, Class X1, IO, 0.00%, 12/15/2044 (e) (z) (bb)	—	(h)
51,721	Series 2006-CB15, Class X1, IO, 0.45%, 06/12/2043 (z) (bb)	58
1,479	Series 2006-LDP9, Class A3SF, 1.41%, 05/15/2047 (z)	1,474
3,587	Series 2006-LDP9, Class AMS, 5.34%, 05/15/2047	3,607
56,405	Series 2007-LD12, Class X, IO, 0.00%, 02/15/2051 (z) (bb)	1
	JPMCC Re-REMIC Trust,
2,900	Series 2014-FRR1, Class BK10, 2.57%, 11/27/2049 (e) (z)	2,734
14,000	Series 2015-FRR2, Class AK36, 2.30%, 12/27/2046 (e) (z)	12,451
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (e)	9,301
11,683	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class XW, IO, 0.45%, 02/15/2040 (z) (bb)	1
9,548	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, 0.71%, 12/12/2049 (e) (z) (bb)	—	(h)
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 02/15/2047	18,554
	Morgan Stanley Capital I Trust,
20,518	Series 2006-IQ12, Class X1, IO, 0.65%, 12/15/2043 (e) (z) (bb)	1
51,379	Series 2007-HQ11, Class X, IO, 0.43%, 02/12/2044 (e) (z) (bb)	643
5,277	Series 2007-HQ13, Class X1, IO, 0.25%, 12/15/2044 (e) (z) (bb)	—	(h)
29,515	Series 2007-IQ13, Class X, IO, 0.99%, 03/15/2044 (e) (z) (bb)	42
4,584	Series 2011-C3, Class A3, 4.05%, 07/15/2049	4,710
5,258	Series 2012-C4, Class A3, 2.99%, 03/15/2045	5,318
	Morgan Stanley Re-REMIC Trust,
3,126	Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (e)	3,137
8,163	Series 2012-XA, Class B, 0.25%, 07/27/2049 (e) (bb)	7,768
	PFP Ltd., (Cayman Islands),
4,605	Series 2015-2, Class A, 2.70%, 07/14/2034 (e) (z)	4,606
7,564	Series 2015-2, Class C, 4.50%, 07/14/2034 (e) (z) (bb)	7,573
4,646	Series 2015-2, Class D, 5.25%, 07/14/2034 (e) (z) (bb)	4,654
3,462	Series 2017-3, Class B, 3.01%, 01/14/2035 (e) (z) (bb)	3,475
4,000	Series 2017-3, Class C, 3.76%, 01/14/2035 (e) (z) (bb)	4,015
12,154	RAIT Trust, Series 2015-FL5, Class B, 5.15%, 01/15/2031 (e) (z) (bb)	12,169
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.26%, 03/11/2031 (e)	4,460
	Resource Capital Corp. Ltd., (Cayman Islands),
1,334	Series 2015-CRE4, Class A, 2.65%, 08/15/2032 (e) (z)	1,333
6,908	Series 2015-CRE4, Class B, 4.25%, 08/15/2032 (e) (z) (bb)	6,839
8,260	Series RR Trust, Series 2014-1, Class B, PO, 05/25/2047 (e)	5,547
14,441	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, 2.27%, 05/10/2045 (e) (z)	1,062
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	15,784
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.53%, 05/10/2063	9,659
48,518	Series 2012-C2, Class XA, IO, 1.53%, 05/10/2063 (e) (z) (bb)	2,408
2,357	Series 2013-C6, Class A4, 3.24%, 04/10/2046	2,407
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)	11,268
30,750	Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	31,824

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
36,354	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, 0.11%, 03/15/2045 (e) (z) (bb)	—	(h)
	Wells Fargo Commercial Mortgage Trust,
13,452	Series 2013-120B, Class A, 2.80%, 03/18/2028 (e) (z)	13,490
8,751	Series 2015-C30, Class A4, 3.66%, 09/15/2058	9,082
8,000	Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class AK20, PO, 05/27/2045 (e)	6,630
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	9,694
9,327	Series 2012-C6, Class A4, 3.44%, 04/15/2045	9,597
2,500	Series 2013-C11, Class D, 4.41%, 03/15/2045 (e) (z) (bb)	2,373

	Total Commercial Mortgage-Backed Securities (Cost $1,557,521)	1,577,973

Corporate Bonds — 26.3%
	Consumer Discretionary — 1.8%
	Automobiles — 0.4%
5,568	BMW US Capital LLC, (Germany), 2.25%, 09/15/2023 (e)	5,416
	Daimler Finance North America LLC, (Germany),
3,758	1.88%, 01/11/2018 (e)	3,759
1,250	2.00%, 07/06/2021 (e)	1,224
2,089	2.25%, 03/02/2020 (e)	2,082
1,692	2.38%, 08/01/2018 (e)	1,697
1,200	3.30%, 05/19/2025 (e)	1,215
470	8.50%, 01/18/2031	703
25,661	Ford Motor Co., 7.45%, 07/16/2031	33,282
	General Motors Co.,
5,550	5.15%, 04/01/2038	5,782
15,217	6.60%, 04/01/2036	18,218
	Hyundai Capital America,
2,560	2.00%, 07/01/2019 (e)	2,530
3,299	2.40%, 10/30/2018 (e)	3,295
7,600	3.00%, 03/18/2021 (e)	7,591
904	Kia Motors Corp., (South Korea), 2.63%, 04/21/2021 (e)	892
	Nissan Motor Acceptance Corp.,
6,316	1.80%, 03/15/2018 (e)	6,321
3,520	1.90%, 09/14/2021 (e)	3,428

		97,435

	Diversified Consumer Services — 0.0% (g)
8,351	President & Fellows of Harvard College, 3.30%, 07/15/2056	8,077

	Hotels, Restaurants & Leisure — 0.1%
3,520	Darden Restaurants, Inc., 3.85%, 05/01/2027	3,560
6,540	McDonald’s Corp., 4.70%, 12/09/2035	7,289

		10,849

	Internet & Direct Marketing Retail — 0.2%
	Amazon.com, Inc.,
2,112	2.80%, 08/22/2024 (e)	2,103
8,688	3.80%, 12/05/2024	9,135
9,440	3.88%, 08/22/2037 (e)	9,838
10,940	4.25%, 08/22/2057 (e)	11,490
8,677	4.80%, 12/05/2034	10,003
	Priceline Group, Inc. (The),
1,923	2.75%, 03/15/2023	1,901
2,870	3.55%, 03/15/2028	2,839

		47,309

	Media — 1.0%
	21st Century Fox America, Inc.,
2,337	6.15%, 02/15/2041	2,898
2,242	6.20%, 12/15/2034	2,757
2,690	6.65%, 11/15/2037	3,501
1,345	6.90%, 08/15/2039	1,790
1,762	7.25%, 05/18/2018	1,803
3,946	7.30%, 04/30/2028	4,992
2,690	7.63%, 11/30/2028	3,503
942	8.88%, 04/26/2023	1,187
1,525	9.50%, 07/15/2024	2,069
	CBS Corp.,
5,275	3.70%, 08/15/2024	5,426
4,293	4.00%, 01/15/2026	4,374
673	4.85%, 07/01/2042	688
2,004	4.90%, 08/15/2044	2,053
583	5.90%, 10/15/2040	671
	Charter Communications Operating LLC,
17,182	4.91%, 07/23/2025	18,149
3,590	5.38%, 05/01/2047	3,624
4,374	6.38%, 10/23/2035	5,031
4,708	Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	6,180

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
1,614	Comcast Cable Holdings LLC, 10.13%, 04/15/2022	2,096
	Comcast Corp.,
2,773	3.38%, 08/15/2025	2,836
5,553	4.00%, 11/01/2049 (e)	5,520
2,600	4.05%, 11/01/2052 (e)	2,571
3,361	4.20%, 08/15/2034	3,556
10,484	4.25%, 01/15/2033	11,241
17,907	6.50%, 11/15/2035	23,903
	Cox Communications, Inc.,
3,027	3.25%, 12/15/2022 (e)	3,035
3,046	3.35%, 09/15/2026 (e)	2,963
5,600	4.80%, 02/01/2035 (e)	5,582
2,627	Cox Enterprises, Inc., 7.38%, 07/15/2027 (e)	3,227
	Discovery Communications LLC,
2,647	3.95%, 03/20/2028	2,590
6,532	4.38%, 06/15/2021	6,809
5,069	6.35%, 06/01/2040	5,772
	Grupo Televisa SAB, (Mexico),
1,494	4.63%, 01/30/2026	1,585
1,332	6.13%, 01/31/2046	1,557
	Historic TW, Inc.,
2,030	7.57%, 02/01/2024	2,507
3,018	9.15%, 02/01/2023	3,889
	NBCUniversal Media LLC,
6,080	4.38%, 04/01/2021	6,474
4,575	5.95%, 04/01/2041	5,820
1,654	Sky plc, (United Kingdom), 3.75%, 09/16/2024 (e)	1,699
1,199	TCI Communications, Inc., 7.13%, 02/15/2028	1,569
	Time Warner Cable LLC,
1,928	4.13%, 02/15/2021	1,985
3,350	5.50%, 09/01/2041	3,491
4,125	5.88%, 11/15/2040	4,437
2,327	6.55%, 05/01/2037	2,664
4,080	6.75%, 07/01/2018	4,187
1,794	6.75%, 06/15/2039	2,095
2,197	7.30%, 07/01/2038	2,706
1,601	8.75%, 02/14/2019	1,721
10,041	Time Warner Entertainment Co. LP, 8.38%, 07/15/2033	13,635
	Time Warner, Inc.,
7,000	3.55%, 06/01/2024	7,113
10,400	3.60%, 07/15/2025	10,436
3,640	4.75%, 03/29/2021	3,874
1,573	5.38%, 10/15/2041	1,700
2,802	6.20%, 03/15/2040	3,324
1,474	6.25%, 03/29/2041	1,780
	Viacom, Inc.,
599	3.25%, 03/15/2023	581
8,975	3.88%, 04/01/2024	8,898
6,243	4.38%, 03/15/2043	5,215
1,522	4.85%, 12/15/2034	1,439
3,978	6.88%, 04/30/2036	4,405
	Walt Disney Co. (The),
3,829	1.85%, 07/30/2026	3,493
1,190	3.00%, 07/30/2046	1,046

		267,722

	Multiline Retail — 0.0% (g)
925	Macy’s Retail Holdings, Inc., 6.90%, 04/01/2029	976
3,458	Nordstrom, Inc., 4.00%, 10/15/2021	3,566
2,565	Target Corp., 2.50%, 04/15/2026	2,448

		6,990

	Specialty Retail — 0.1%
3,920	AutoZone, Inc., 3.75%, 06/01/2027	3,945
	Home Depot, Inc. (The),
2,345	2.13%, 09/15/2026	2,189
7,447	2.63%, 06/01/2022	7,494
2,897	3.00%, 04/01/2026	2,893
1,673	3.50%, 09/15/2056	1,537
5,037	4.20%, 04/01/2043	5,385
	Lowe’s Cos., Inc.,
1,820	3.38%, 09/15/2025	1,863
3,901	4.65%, 04/15/2042	4,382
4,715	O’Reilly Automotive, Inc., 3.60%, 09/01/2027	4,721

		34,409

	Total Consumer Discretionary	472,791

	Consumer Staples — 1.1%
	Beverages — 0.5%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
1,151	1.90%, 02/01/2019	1,149
34,062	3.30%, 02/01/2023	34,924
19,594	3.65%, 02/01/2026	20,099
12,380	4.70%, 02/01/2036	13,707
8,194	4.90%, 02/01/2046	9,234

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
3,008	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.44%, 10/06/2048	3,174
4,687	Brown-Forman Corp., 4.50%, 07/15/2045	5,212
5,032	Coca-Cola Femsa SAB de CV, (Mexico), 3.88%, 11/26/2023	5,183
1,335	Constellation Brands, Inc., 4.25%, 05/01/2023	1,416
2,493	Diageo Capital plc, (United Kingdom), 4.83%, 07/15/2020	2,656
4,484	Diageo Investment Corp., (United Kingdom), 8.00%, 09/15/2022	5,525
2,015	Dr Pepper Snapple Group, Inc., 3.43%, 06/15/2027 (e)	2,012
	PepsiCo, Inc.,
5,025	3.10%, 07/17/2022	5,152
6,150	3.45%, 10/06/2046	5,872
3,615	4.45%, 04/14/2046	4,022

		119,337

	Food & Staples Retailing — 0.2%
5,196	CVS Health Corp., 4.00%, 12/05/2023	5,411
448	CVS Pass-Through Trust, 7.51%, 01/10/2032 (e)	547
	Kroger Co. (The),
2,093	4.00%, 02/01/2024	2,164
829	5.40%, 07/15/2040	889
1,794	6.15%, 01/15/2020	1,932
12,466	6.90%, 04/15/2038	15,811
11,049	7.50%, 04/01/2031	14,425
1,861	Sysco Corp., 3.75%, 10/01/2025	1,934
3,435	Walgreen Co., 4.40%, 09/15/2042	3,373
	Walgreens Boots Alliance, Inc.,
3,000	3.80%, 11/18/2024	3,059
2,517	4.50%, 11/18/2034	2,607
2,700	4.80%, 11/18/2044	2,823
	Wal-Mart Stores, Inc.,
5,560	3.63%, 12/15/2047	5,730
628	7.55%, 02/15/2030	914

		61,619

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,551	3.25%, 08/15/2026	2,449
1,281	3.50%, 11/24/2020	1,305
4,460	3.75%, 09/25/2027	4,405
6,950	Cargill, Inc., 3.30%, 03/01/2022 (e)	7,092
6,900	Danone SA, (France), 2.59%, 11/02/2023 (e)	6,738
	Kellogg Co.,
2,036	3.25%, 05/21/2018	2,049
5,245	3.40%, 11/15/2027	5,194
	Kraft Heinz Foods Co.,
3,368	3.50%, 06/06/2022	3,445
3,295	3.95%, 07/15/2025	3,390
2,270	5.00%, 07/15/2035	2,466
4,392	5.00%, 06/04/2042	4,615
1,215	5.38%, 02/10/2020	1,291
4,612	6.13%, 08/23/2018	4,747
2,690	6.50%, 02/09/2040	3,355
13,399	6.88%, 01/26/2039	17,196
	McCormick & Co., Inc.,
2,094	3.15%, 08/15/2024	2,102
1,685	3.40%, 08/15/2027	1,696
	Mead Johnson Nutrition Co., (United Kingdom),
2,074	3.00%, 11/15/2020	2,110
993	4.13%, 11/15/2025	1,056
955	4.60%, 06/01/2044	1,047
	Tyson Foods, Inc.,
4,951	3.95%, 08/15/2024	5,196
7,255	4.88%, 08/15/2034	7,991

		90,935

	Household Products — 0.1%
	Kimberly-Clark Corp.,
1,220	2.40%, 03/01/2022	1,217
2,842	3.05%, 08/15/2025	2,866
448	7.50%, 11/01/2018	470
7,800	Procter & Gamble Co. (The), 2.85%, 08/11/2027	7,711

		12,264

	Tobacco — 0.0% (g)
7,130	BAT Capital Corp., (United Kingdom), 4.39%, 08/15/2037 (e)	7,360

	Total Consumer Staples	291,515

	Energy — 2.9%
	Energy Equipment & Services — 0.1%
3,910	Baker Hughes a GE Co. LLC, 5.13%, 09/15/2040	4,564
	Halliburton Co.,
2,882	3.50%, 08/01/2023	2,969
3,583	4.85%, 11/15/2035	3,912

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
4,529	7.45%, 09/15/2039	6,346
2,242	7.60%, 08/15/2096 (e)	3,062
	Nabors Industries, Inc.,
1,065	4.63%, 09/15/2021	1,020
1,205	5.00%, 09/15/2020	1,215
1,411	National Oilwell Varco, Inc., 1.35%, 12/01/2017	1,411
	Schlumberger Holdings Corp.,
6,120	3.63%, 12/21/2022 (e)	6,309
740	4.00%, 12/21/2025 (e)	772
2,931	Schlumberger Investment SA, 3.30%, 09/14/2021 (e)	3,005

		34,585

	Oil, Gas & Consumable Fuels — 2.8%
1,794	Anadarko Finance Co., Series B, 7.50%, 05/01/2031	2,291
1,480	Anadarko Holding Co., 7.15%, 05/15/2028	1,761
3,226	Anadarko Petroleum Corp., 8.70%, 03/15/2019	3,475
4,015	Andeavor Logistics LP, 4.25%, 12/01/2027	4,008
2,933	ANR Pipeline Co., 9.63%, 11/01/2021	3,669
	Apache Corp.,
853	3.25%, 04/15/2022	860
3,611	4.75%, 04/15/2043	3,654
2,850	6.00%, 01/15/2037	3,325
2,242	6.90%, 09/15/2018	2,324
7,325	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	7,596
1,552	BG Energy Capital plc, (United Kingdom), 5.13%, 10/15/2041 (e)	1,843
	Boardwalk Pipelines LP,
3,705	3.38%, 02/01/2023	3,678
2,493	4.45%, 07/15/2027	2,538
6,221	4.95%, 12/15/2024	6,612
2,057	5.95%, 06/01/2026	2,288
	BP Capital Markets plc, (United Kingdom),
5,200	2.24%, 05/10/2019	5,214
3,258	3.02%, 01/16/2027	3,203
17,699	3.22%, 04/14/2024	18,026
2,273	3.25%, 05/06/2022	2,335
3,479	3.28%, 09/19/2027	3,489
4,509	3.51%, 03/17/2025	4,639
7,330	3.59%, 04/14/2027	7,549
7,135	3.81%, 02/10/2024	7,510
	Buckeye Partners LP,
2,100	2.65%, 11/15/2018	2,108
1,427	3.95%, 12/01/2026	1,395
2,000	4.35%, 10/15/2024	2,047
2,500	4.88%, 02/01/2021	2,635
7,805	5.85%, 11/15/2043	8,356
1,794	Burlington Resources, Inc., 8.20%, 03/15/2025	2,327
	Canadian Natural Resources Ltd., (Canada),
3,463	3.90%, 02/01/2025	3,543
671	5.85%, 02/01/2035	780
359	5.90%, 02/01/2018	361
6,527	6.45%, 06/30/2033	7,866
1,794	6.75%, 02/01/2039	2,289
359	7.20%, 01/15/2032	452
1,302	Carlyle Promissory Note, 3.36%, 07/15/2019 (bb)	1,291
	Cenovus Energy, Inc., (Canada),
2,695	4.45%, 09/15/2042	2,443
2,048	5.25%, 06/15/2037 (e)	2,075
10,996	6.75%, 11/15/2039	12,948
	Chevron Corp.,
2,725	2.36%, 12/05/2022	2,699
11,130	2.57%, 05/16/2023	11,093
5,912	2.90%, 03/03/2024	5,960
4,574	4.95%, 03/03/2019	4,740
11,698	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.63%, 05/05/2020	11,683
11,233	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	11,895
471	Conoco Funding Co., 7.25%, 10/15/2031	646
	ConocoPhillips,
462	5.90%, 10/15/2032	570
1,300	6.50%, 02/01/2039	1,757
	ConocoPhillips Co.,
5,062	4.20%, 03/15/2021	5,338
9,861	4.95%, 03/15/2026	11,112
	Devon Energy Corp.,
5,180	3.25%, 05/15/2022	5,266
2,807	5.60%, 07/15/2041	3,225
	Ecopetrol SA, (Colombia),
3,333	4.13%, 01/16/2025	3,361
5,409	5.38%, 06/26/2026	5,798

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,575	5.88%, 09/18/2023	2,875
	Enbridge, Inc., (Canada),
2,692	3.70%, 07/15/2027	2,684
3,980	5.50%, 12/01/2046	4,586
	Encana Corp., (Canada),
2,090	6.50%, 05/15/2019	2,204
3,637	6.50%, 08/15/2034	4,440
4,761	7.38%, 11/01/2031	6,079
1,485	8.13%, 09/15/2030	1,986
	Energy Transfer LP,
1,144	3.60%, 02/01/2023	1,148
6,594	4.05%, 03/15/2025	6,600
3,400	4.75%, 01/15/2026	3,536
2,440	4.90%, 02/01/2024	2,585
5,160	5.00%, 10/01/2022	5,523
6,200	6.05%, 06/01/2041	6,557
2,519	6.50%, 02/01/2042	2,821
2,695	7.50%, 07/01/2038	3,323
4,843	Eni SpA, (Italy), 5.70%, 10/01/2040 (e)	5,156
4,040	Eni USA, Inc., (United Kingdom), 7.30%, 11/15/2027	5,087
	EnLink Midstream Partners LP,
1,145	2.70%, 04/01/2019	1,143
5,421	4.15%, 06/01/2025	5,459
3,250	5.05%, 04/01/2045	3,137
	Enterprise Products Operating LLC,
3,040	3.70%, 02/15/2026	3,101
2,600	3.75%, 02/15/2025	2,672
2,687	3.90%, 02/15/2024	2,791
2,705	3.95%, 02/15/2027	2,807
1,251	4.85%, 03/15/2044	1,328
1,189	4.95%, 10/15/2054	1,265
1,758	5.10%, 02/15/2045	1,944
1,259	5.95%, 02/01/2041	1,520
900	7.55%, 04/15/2038	1,247
2,376	Series D, 6.88%, 03/01/2033	3,095
515	Series H, 6.65%, 10/15/2034	655
2,509	Series J, 5.75%, 03/01/2035	2,852
	EOG Resources, Inc.,
4,753	4.10%, 02/01/2021	4,976
4,120	5.10%, 01/15/2036	4,744
1,614	6.88%, 10/01/2018	1,677
4,517	EQT Corp., 3.90%, 10/01/2027	4,428
	Exxon Mobil Corp.,
7,000	2.73%, 03/01/2023	7,058
2,726	4.11%, 03/01/2046	2,924
2,098	Gulf South Pipeline Co. LP, 4.00%, 06/15/2022	2,163
	Hess Corp.,
8,000	6.00%, 01/15/2040	8,624
3,845	7.13%, 03/15/2033	4,587
500	7.30%, 08/15/2031	598
1,036	Husky Energy, Inc., (Canada), 6.15%, 06/15/2019	1,093
	Kerr-McGee Corp.,
1,103	6.95%, 07/01/2024	1,302
11,707	7.88%, 09/15/2031	15,452
	Magellan Midstream Partners LP,
2,338	3.20%, 03/15/2025	2,298
2,987	4.20%, 12/01/2042	2,888
7,133	5.15%, 10/15/2043	7,954
1,794	6.55%, 07/15/2019	1,910
6,517	Marathon Oil Corp., 2.80%, 11/01/2022	6,430
3,980	Marathon Petroleum Corp., 3.63%, 09/15/2024	4,044
	MPLX LP,
6,360	4.88%, 12/01/2024	6,830
2,341	5.20%, 03/01/2047	2,470
	Noble Energy, Inc.,
5,216	5.63%, 05/01/2021	5,351
4,810	6.00%, 03/01/2041	5,602
	Occidental Petroleum Corp.,
3,457	3.40%, 04/15/2026	3,545
6,636	3.50%, 06/15/2025	6,820
	ONEOK Partners LP,
3,960	3.20%, 09/15/2018	3,992
1,164	3.38%, 10/01/2022	1,178
13,625	4.90%, 03/15/2025	14,577
2,576	5.00%, 09/15/2023	2,764
1,825	6.65%, 10/01/2036	2,202
3,000	8.63%, 03/01/2019	3,218
	Petro-Canada, (Canada),
2,286	6.05%, 05/15/2018	2,326
3,677	6.80%, 05/15/2038	4,961
	Petroleos Mexicanos, (Mexico),
9,775	4.63%, 09/21/2023	10,093
2,165	4.88%, 01/18/2024	2,257
1,565	5.50%, 06/27/2044	1,469
4,042	5.63%, 01/23/2046	3,779
4,385	6.38%, 02/04/2021	4,780

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
4,650	6.38%, 01/23/2045	4,743
10,944	6.50%, 03/13/2027 (e)	12,068
4,700	6.63%, 06/15/2035	5,068
12,012	6.75%, 09/21/2047	12,679
13,091	6.88%, 08/04/2026	14,937
1,181	Phillips 66, 4.30%, 04/01/2022	1,254
	Phillips 66 Partners LP,
1,453	3.55%, 10/01/2026	1,429
3,078	4.90%, 10/01/2046	3,173
	Plains All American Pipeline LP,
7,000	3.60%, 11/01/2024	6,775
1,938	3.65%, 06/01/2022	1,950
16,535	4.65%, 10/15/2025	16,865
9,221	4.90%, 02/15/2045	8,552
4,132	Sinopec Group Overseas Development 2013 Ltd., (China), 4.38%, 10/17/2023 (e)	4,409
	Spectra Energy Partners LP,
2,658	2.95%, 09/25/2018	2,676
4,750	3.50%, 03/15/2025	4,754
1,866	4.50%, 03/15/2045	1,883
1,801	5.95%, 09/25/2043	2,155
	Statoil ASA, (Norway),
2,646	1.15%, 05/15/2018	2,640
2,430	2.45%, 01/17/2023	2,415
5,765	2.65%, 01/15/2024	5,727
3,320	3.15%, 01/23/2022	3,403
3,461	3.25%, 11/10/2024	3,538
1,673	4.25%, 11/23/2041	1,772
3,318	5.25%, 04/15/2019	3,458
11,584	Suncor Energy, Inc., (Canada), 5.95%, 12/01/2034	14,446
	Sunoco Logistics Partners Operations LP,
4,366	3.90%, 07/15/2026	4,281
1,814	4.25%, 04/01/2024	1,860
600	4.65%, 02/15/2022	629
1,840	5.30%, 04/01/2044	1,794
6,969	5.35%, 05/15/2045	6,827
5,495	6.10%, 02/15/2042	5,765
2,870	TC PipeLines LP, 3.90%, 05/25/2027	2,872
6,209	Texas Eastern Transmission LP, 2.80%, 10/15/2022 (e)	6,178
	Tosco Corp.,
3,408	7.80%, 01/01/2027	4,498
3,139	8.13%, 02/15/2030	4,390
	Total Capital International SA, (France),
5,000	2.75%, 06/19/2021	5,075
5,675	3.70%, 01/15/2024	5,990
1,989	3.75%, 04/10/2024	2,101
	TransCanada PipeLines Ltd., (Canada),
4,155	4.88%, 01/15/2026	4,648
6,345	6.20%, 10/15/2037	8,319
1,704	6.50%, 08/15/2018	1,757
2,377	7.13%, 01/15/2019	2,505
1,883	7.25%, 08/15/2038	2,696
1,545	Valero Energy Corp., 7.50%, 04/15/2032	2,057
	Western Gas Partners LP,
3,421	4.65%, 07/01/2026	3,550
607	5.38%, 06/01/2021	646
1,855	5.45%, 04/01/2044	1,934
3,506	Williams Partners LP, 3.90%, 01/15/2025	3,571

		742,228

	Total Energy	776,813

	Financials — 10.2%
	Banks — 4.4%
	ABN AMRO Bank NV, (Netherlands),
9,759	2.10%, 01/18/2019 (e)	9,757
3,394	2.50%, 10/30/2018 (e)	3,409
7,879	4.75%, 07/28/2025 (e)	8,332
	ANZ New Zealand Int’l Ltd., (New Zealand),
5,200	2.60%, 09/23/2019 (e)	5,229
3,016	2.85%, 08/06/2020 (e)	3,047
	Australia & New Zealand Banking Group Ltd., (Australia),
5,560	1.45%, 05/15/2018	5,556
1,834	4.40%, 05/19/2026 (e)	1,911
2,571	4.88%, 01/12/2021 (e)	2,751
	Bank of America Corp.,
14,852	2.00%, 01/11/2018	14,856
6,212	2.50%, 10/21/2022	6,127
10,925	(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/2023 (aa)	10,937
7,598	3.25%, 10/21/2027	7,509
15,652	3.30%, 01/11/2023	15,978
10,025	(ICE LIBOR USD 3 Month + 1.51%), 3.70%, 04/24/2028 (aa)	10,268
24,248	3.88%, 08/01/2025	25,417

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
3,403	4.00%, 04/01/2024	3,592
18,371	4.00%, 01/22/2025	18,973
530	4.10%, 07/24/2023	562
1,890	4.13%, 01/22/2024	2,007
6,055	4.25%, 10/22/2026	6,353
5,041	4.45%, 03/03/2026	5,351
15,875	5.63%, 07/01/2020	17,127
7,155	5.65%, 05/01/2018	7,265
4,155	5.75%, 12/01/2017	4,155
11,523	6.88%, 04/25/2018	11,747
3,140	7.63%, 06/01/2019	3,385
5,294	Series L, 2.25%, 04/21/2020	5,280
2,530	Series L, 2.65%, 04/01/2019	2,547
8,782	Series L, 3.95%, 04/21/2025	9,028
	Bank of Montreal, (Canada),
7,632	2.35%, 09/11/2022	7,515
6,305	2.38%, 01/25/2019	6,326
	Bank of Nova Scotia (The), (Canada),
13,000	1.70%, 06/11/2018	12,990
4,470	1.88%, 09/20/2021 (e)	4,374
1,977	Banque Federative du Credit Mutuel SA, (France), 2.00%, 04/12/2019 (e)	1,971
3,318	Barclays Bank plc, (United Kingdom), 6.05%, 12/04/2017 (e)	3,318
	Barclays plc, (United Kingdom),
2,612	3.20%, 08/10/2021	2,635
15,214	3.65%, 03/16/2025	15,184
6,060	3.68%, 01/10/2023	6,151
2,993	4.38%, 01/12/2026	3,110
2,605	5.25%, 08/17/2045	2,950
	BB&T Corp.,
2,200	2.05%, 05/10/2021	2,170
6,000	2.63%, 06/29/2020	6,051
2,466	5.25%, 11/01/2019	2,598
1,480	6.85%, 04/30/2019	1,577
	BNZ International Funding Ltd., (New Zealand),
4,300	2.10%, 09/14/2021 (e)	4,216
3,708	2.65%, 11/03/2022 (e)	3,672
	Canadian Imperial Bank of Commerce, (Canada),
2,740	1.60%, 09/06/2019	2,715
12,882	2.25%, 07/21/2020 (e)	12,886
22,474	Capital One Bank USA NA, 3.38%, 02/15/2023	22,719
	Capital One NA,
5,909	2.35%, 08/17/2018	5,922
4,190	2.40%, 09/05/2019	4,191
	Citigroup, Inc.,
7,450	1.70%, 04/27/2018	7,446
5,000	1.75%, 05/01/2018	4,999
5,915	1.80%, 02/05/2018	5,916
7,940	2.05%, 12/07/2018	7,940
7,289	2.15%, 07/30/2018	7,301
2,309	2.35%, 08/02/2021	2,284
5,000	2.40%, 02/18/2020	4,997
8,395	2.70%, 03/30/2021	8,432
12,240	2.75%, 04/25/2022	12,210
6,100	3.40%, 05/01/2026	6,111
8,000	(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/2028 (aa)	8,105
12,625	3.70%, 01/12/2026	12,939
3,077	3.88%, 03/26/2025	3,135
1,491	4.13%, 07/25/2028	1,528
6,200	4.30%, 11/20/2026	6,454
7,400	4.40%, 06/10/2025	7,772
6,570	4.75%, 05/18/2046	7,048
698	5.30%, 05/06/2044	798
4,296	5.50%, 09/13/2025	4,833
1,842	5.88%, 01/30/2042	2,358
3,363	6.63%, 01/15/2028	4,149
1,424	8.13%, 07/15/2039	2,220
1,590	Citizens Financial Group, Inc., 2.38%, 07/28/2021	1,572
	Comerica, Inc.,
2,140	2.13%, 05/23/2019	2,133
1,148	3.80%, 07/22/2026	1,159
	Commonwealth Bank of Australia, (Australia),
4,035	2.00%, 09/06/2021 (e)	3,957
4,920	4.50%, 12/09/2025 (e)	5,146
	Cooperatieve Rabobank UA, (Netherlands),
5,500	2.50%, 01/19/2021	5,530
11,498	3.88%, 02/08/2022	12,109
7,438	4.38%, 08/04/2025	7,833
3,139	5.80%, 09/30/2110 (e)	3,988
	Credit Agricole SA, (France),
6,616	4.13%, 01/10/2027 (e)	6,856
4,405	4.38%, 03/17/2025 (e)	4,600

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Credit Suisse Group Funding Guernsey Ltd., (Switzerland),
1,764	2.75%, 03/26/2020	1,773
5,499	3.75%, 03/26/2025	5,616
8,035	3.80%, 06/09/2023	8,303
	Danske Bank A/S, (Denmark),
4,287	2.00%, 09/08/2021 (e)	4,194
4,254	2.70%, 03/02/2022 (e)	4,260
	Discover Bank,
2,185	3.10%, 06/04/2020	2,214
8,109	4.25%, 03/13/2026	8,428
6,100	Series AI, 4.20%, 08/08/2023	6,426
7,022	Fifth Third Bancorp, 2.88%, 07/27/2020	7,109
	Fifth Third Bank,
6,100	2.38%, 04/25/2019	6,117
2,846	2.88%, 10/01/2021	2,879
	HSBC Bank plc, (United Kingdom),
8,206	1.50%, 05/15/2018 (e)	8,196
8,968	4.75%, 01/19/2021 (e)	9,566
	HSBC Holdings plc, (United Kingdom),
20,855	2.65%, 01/05/2022	20,765
2,628	(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (aa)	2,639
16,403	3.60%, 05/25/2023	16,942
12,977	4.00%, 03/30/2022	13,616
9,677	(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/2028 (aa)	10,053
4,932	4.25%, 08/18/2025	5,120
3,162	4.38%, 11/23/2026	3,289
	Huntington Bancshares, Inc.,
10,169	2.30%, 01/14/2022	10,008
2,357	3.15%, 03/14/2021	2,396
	Huntington National Bank (The),
709	2.00%, 06/30/2018	710
6,583	2.88%, 08/20/2020	6,655
6,900	Industrial & Commercial Bank of China Ltd., (China), 2.45%, 10/20/2021	6,773
2,572	ING Groep NV, (Netherlands), 3.95%, 03/29/2027	2,689
6,217	Intesa Sanpaolo SpA, (Italy), 3.88%, 07/14/2027 (e)	6,220
4,225	KeyBank NA, 3.18%, 05/22/2022	4,276
	KeyCorp,
2,136	2.90%, 09/15/2020	2,161
2,200	5.10%, 03/24/2021	2,379
	Lloyds Banking Group plc, (United Kingdom),
6,788	3.00%, 01/11/2022	6,805
9,304	3.75%, 01/11/2027	9,440
4,700	4.58%, 12/10/2025	4,936
4,036	Manufacturers & Traders Trust Co., 6.63%, 12/04/2017	4,036
	Mitsubishi UFJ Financial Group, Inc., (Japan),
3,463	2.53%, 09/13/2023	3,385
6,006	2.95%, 03/01/2021	6,072
2,713	3.00%, 02/22/2022	2,737
	Mizuho Bank Ltd., (Japan),
3,021	1.80%, 03/26/2018 (e)	3,023
3,167	2.65%, 09/25/2019 (e)	3,185
	Mizuho Financial Group, Inc., (Japan),
4,462	2.63%, 04/12/2021 (e)	4,445
1,449	2.95%, 02/28/2022	1,453
3,242	MUFG Americas Holdings Corp., 2.25%, 02/10/2020	3,229
4,017	National Australia Bank Ltd., (Australia), 3.38%, 01/14/2026	4,073
	Nordea Bank AB, (Sweden),
2,242	1.63%, 05/15/2018 (e)	2,242
6,408	4.25%, 09/21/2022 (e)	6,749
	PNC Bank NA,
2,855	1.95%, 03/04/2019	2,852
2,000	6.88%, 04/01/2018	2,032
	PNC Financial Services Group, Inc. (The),
1,500	3.90%, 04/29/2024	1,572
5,904	4.38%, 08/11/2020	6,215
5,112	5.13%, 02/08/2020	5,416
1,839	6.70%, 06/10/2019	1,960
5,000	SUB, 2.85%, 11/09/2022	5,034
	Regions Financial Corp.,
1,970	2.75%, 08/14/2022	1,960
6,594	3.20%, 02/08/2021	6,715
	Royal Bank of Canada, (Canada),
8,000	1.88%, 02/05/2020	7,939
7,733	2.00%, 10/01/2018	7,743
1,928	2.00%, 12/10/2018	1,929
675	2.20%, 07/27/2018	676
5,585	4.65%, 01/27/2026	5,984

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
6,150	Royal Bank of Scotland Group plc, (United Kingdom), 3.88%, 09/12/2023	6,251
	Santander UK Group Holdings plc, (United Kingdom),
3,011	3.13%, 01/08/2021	3,044
6,200	3.57%, 01/10/2023	6,296
6,200	4.75%, 09/15/2025 (e)	6,486
6,414	Santander UK plc, (United Kingdom), 2.50%, 03/14/2019	6,442
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.75%, 03/19/2018 (e)	2,594
	Societe Generale SA, (France),
6,000	2.50%, 04/08/2021 (e)	5,986
5,280	4.25%, 04/14/2025 (e)	5,368
2,197	SouthTrust Bank, 7.69%, 05/15/2025	2,732
10,603	SpareBank 1 Boligkreditt A/S, (Norway), 1.75%, 11/15/2019 (e)	10,481
5,938	Stadshypotek AB, (Sweden), 1.88%, 10/02/2019 (e)	5,903
	Standard Chartered plc, (United Kingdom),
8,631	4.05%, 04/12/2026 (e)	8,854
5,291	5.20%, 01/26/2024 (e)	5,678
	Sumitomo Mitsui Financial Group, Inc., (Japan),
4,262	2.06%, 07/14/2021	4,176
3,620	2.44%, 10/19/2021	3,587
6,102	2.63%, 07/14/2026	5,772
4,110	2.78%, 10/18/2022	4,097
8,755	2.85%, 01/11/2022	8,782
2,517	3.01%, 10/19/2026	2,448
505	SunTrust Bank, 7.25%, 03/15/2018	513
	SunTrust Banks, Inc.,
3,062	2.70%, 01/27/2022	3,058
2,637	2.90%, 03/03/2021	2,667
	Toronto-Dominion Bank (The), (Canada),
1,487	1.80%, 07/13/2021	1,457
1,501	2.13%, 07/02/2019	1,502
1,501	2.13%, 04/07/2021	1,486
4,063	2.25%, 11/05/2019	4,073
5,021	(USD Swap Semi 5 Year + 2.21%), 3.62%, 09/15/2031 (aa)	4,977
	UBS Group Funding Switzerland AG, (Switzerland),
2,156	(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)	2,134
7,735	3.49%, 05/23/2023 (e)	7,867
2,500	4.13%, 09/24/2025 (e)	2,622
6,471	4.13%, 04/15/2026 (e)	6,775
	US Bancorp,
3,289	3.00%, 03/15/2022	3,365
1,256	7.50%, 06/01/2026	1,621
9,800	Series V, 2.38%, 07/22/2026	9,253
3,191	Series V, 2.63%, 01/24/2022	3,216
6,833	US Bank NA, 2.80%, 01/27/2025	6,773
29,966	Wachovia Corp., 5.75%, 02/01/2018	30,161
	Wells Fargo & Co.,
6,811	3.00%, 02/19/2025	6,755
3,843	3.00%, 04/22/2026	3,747
27,889	3.07%, 01/24/2023	28,095
10,308	3.30%, 09/09/2024	10,451
8,071	3.50%, 03/08/2022	8,314
5,921	4.10%, 06/03/2026	6,156
2,925	4.30%, 07/22/2027	3,080
6,442	4.65%, 11/04/2044	6,903
2,755	5.61%, 01/15/2044	3,348
8,237	5.63%, 12/11/2017	8,244
7,300	Series N, 2.15%, 01/30/2020	7,278
	Westpac Banking Corp., (Australia),
6,405	2.00%, 03/03/2020 (e)	6,370
5,830	2.50%, 06/28/2022	5,805
5,855	(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (aa)	6,009
9,606	4.88%, 11/19/2019	10,088

		1,182,304

	Capital Markets — 2.5%
8,146	Ameriprise Financial, Inc., 2.88%, 09/15/2026	7,908
	Bank of New York Mellon Corp. (The),
2,020	2.05%, 05/03/2021	1,984
4,310	2.20%, 03/04/2019	4,318
3,110	2.20%, 08/16/2023	3,011
8,088	2.60%, 08/17/2020	8,162
1,043	2.80%, 05/04/2026	1,017
3,800	3.25%, 09/11/2024	3,864
3,089	3.55%, 09/23/2021	3,221
3,363	4.60%, 01/15/2020	3,529

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
3,335	Series 0012, 3.65%, 02/04/2024	3,496
1,667	Series G, 2.20%, 05/15/2019	1,670
	BlackRock, Inc.,
4,287	3.38%, 06/01/2022	4,450
3,515	3.50%, 03/18/2024	3,660
4,145	4.25%, 05/24/2021	4,401
4,190	Series 2, 5.00%, 12/10/2019	4,424
	Blackstone Holdings Finance Co. LLC,
3,107	4.45%, 07/15/2045 (e)	3,243
12,555	5.88%, 03/15/2021 (e)	13,811
2,251	Brookfield Finance, Inc., (Canada), 4.70%, 09/20/2047	2,301
2,690	CDP Financial, Inc., (Canada), 4.40%, 11/25/2019 (e)	2,808
	Charles Schwab Corp. (The),
5,710	3.20%, 03/02/2027	5,751
1,435	3.23%, 09/01/2022	1,457
	CME Group, Inc.,
9,865	3.00%, 09/15/2022	10,051
5,537	3.00%, 03/15/2025	5,610
1,004	5.30%, 09/15/2043	1,263
	Credit Suisse AG, (Switzerland),
2,955	1.70%, 04/27/2018	2,954
3,733	2.30%, 05/28/2019	3,741
1,626	3.00%, 10/29/2021	1,652
2,700	3.63%, 09/09/2024	2,789
	Credit Suisse Group AG, (Switzerland),
10,753	3.57%, 01/09/2023 (e)	10,949
9,016	4.28%, 01/09/2028 (e)	9,346
5,276	Daiwa Securities Group, Inc., (Japan), 3.13%, 04/19/2022 (e)	5,305
	Deutsche Bank AG, (Germany),
4,299	1.88%, 02/13/2018	4,299
11,440	3.30%, 11/16/2022	11,416
13,886	4.25%, 10/14/2021	14,451
3,400	4.50%, 04/01/2025	3,449
1,479	E*TRADE Financial Corp., 3.80%, 08/24/2027	1,471
2,242	FMR LLC, 6.45%, 11/15/2039 (e)	2,979
	Goldman Sachs Group, Inc. (The),
14,473	2.35%, 11/15/2021	14,233
2,174	2.60%, 04/23/2020	2,181
7,105	(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (aa)	7,094
3,501	(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/2023 (aa)	3,468
10,950	(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/2023 (aa)	10,885
13,398	(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)	13,287
5,018	3.50%, 01/23/2025	5,078
7,665	3.50%, 11/16/2026	7,672
2,287	3.63%, 01/22/2023	2,354
13,876	(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/2028 (aa)	14,000
22,195	3.75%, 05/22/2025	22,750
14,127	3.85%, 01/26/2027	14,418
10,573	4.25%, 10/21/2025	11,042
14,150	5.38%, 03/15/2020	15,048
6,753	5.75%, 01/24/2022	7,507
11,181	5.95%, 01/18/2018	11,238
1,435	6.75%, 10/01/2037	1,892
29,379	7.50%, 02/15/2019	31,183
13,156	Series D, 6.00%, 06/15/2020	14,270
	ING Bank NV, (Netherlands),
6,000	1.65%, 08/15/2019 (e)	5,938
4,678	2.00%, 11/26/2018 (e)	4,677
5,212	5.80%, 09/25/2023 (e)	5,886
	Intercontinental Exchange, Inc.,
2,108	2.50%, 10/15/2018	2,119
5,021	4.00%, 10/15/2023	5,342
	Invesco Finance plc,
2,510	3.75%, 01/15/2026	2,603
3,914	4.00%, 01/30/2024	4,139
	Jefferies Group LLC,
1,184	4.85%, 01/15/2027	1,246
2,466	5.13%, 04/13/2018	2,494
5,022	6.45%, 06/08/2027	5,841
8,295	6.88%, 04/15/2021	9,316
	Macquarie Bank Ltd., (Australia),
7,499	2.60%, 06/24/2019 (e)	7,528
6,300	2.85%, 07/29/2020 (e)	6,341
6,300	4.00%, 07/29/2025 (e)	6,596
	Macquarie Group Ltd., (Australia),
3,740	(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)	3,724
4,125	6.00%, 01/14/2020 (e)	4,411
9,649	6.25%, 01/14/2021 (e)	10,615
	Morgan Stanley,
7,500	2.50%, 04/21/2021	7,469
4,100	2.65%, 01/27/2020	4,126

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
2,000	2.75%, 05/19/2022	1,996
2,254	3.13%, 07/27/2026	2,212
13,333	(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/2028 (aa)	13,388
5,370	3.63%, 01/20/2027	5,455
7,335	3.70%, 10/23/2024	7,572
13,243	3.75%, 02/25/2023	13,711
6,405	3.88%, 01/27/2026	6,636
19,814	4.00%, 07/23/2025	20,745
9,880	4.10%, 05/22/2023	10,316
1,640	4.35%, 09/08/2026	1,711
9,322	5.00%, 11/24/2025	10,185
3,130	5.50%, 07/24/2020	3,365
4,701	5.50%, 07/28/2021	5,163
12,752	5.63%, 09/23/2019	13,480
6,509	5.75%, 01/25/2021	7,125
9,591	6.63%, 04/01/2018	9,736
7,533	7.30%, 05/13/2019	8,065
2,610	Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	2,842
2,762	Northern Trust Corp., (ICE LIBOR USD 3 Month + 1.13%), 3.37%, 05/08/2032 (aa)	2,735
	State Street Corp.,
3,191	3.10%, 05/15/2023	3,232
17,629	3.55%, 08/18/2025	18,289
5,771	3.70%, 11/20/2023	6,095
2,279	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	2,311
	Thomson Reuters Corp., (Canada),
3,119	3.85%, 09/29/2024	3,231
2,716	4.50%, 05/23/2043	2,765
1,928	4.70%, 10/15/2019	2,007

		674,590

	Consumer Finance — 1.0%
	AerCap Ireland Capital DAC, (Netherlands),
3,849	3.50%, 05/26/2022	3,917
3,800	3.50%, 01/15/2025	3,767
2,466	American Express Co., 7.00%, 03/19/2018	2,502
	American Express Credit Corp.,
7,553	1.80%, 07/31/2018	7,551
7,225	1.88%, 11/05/2018	7,223
6,701	2.25%, 05/05/2021	6,657
7,590	2.38%, 05/26/2020	7,603
4,250	2.70%, 03/03/2022	4,271
	American Honda Finance Corp.,
598	2.25%, 08/15/2019	599
1,185	2.30%, 09/09/2026	1,118
5,285	2.90%, 02/16/2024	5,311
1,335	7.63%, 10/01/2018 (e)	1,399
	Capital One Financial Corp.,
6,093	3.20%, 02/05/2025	6,028
5,797	3.75%, 04/24/2024	5,961
7,424	3.75%, 07/28/2026	7,356
7,925	4.20%, 10/29/2025	8,109
	Caterpillar Financial Services Corp.,
3,879	1.93%, 10/01/2021	3,800
3,353	2.25%, 12/01/2019	3,361
5,040	2.40%, 08/09/2026	4,823
3,873	2.85%, 06/01/2022	3,926
538	7.15%, 02/15/2019	570
	Ford Motor Credit Co. LLC,
2,690	2.15%, 01/09/2018	2,691
6,244	2.24%, 06/15/2018	6,253
6,991	3.34%, 03/18/2021	7,122
5,211	3.34%, 03/28/2022	5,278
13,388	3.81%, 01/09/2024	13,665
7,000	3.82%, 11/02/2027	6,975
7,923	4.13%, 08/04/2025	8,145
	General Motors Financial Co., Inc.,
3,163	3.10%, 01/15/2019	3,192
9,850	3.45%, 01/14/2022	9,993
7,227	3.45%, 04/10/2022	7,330
7,535	3.50%, 11/07/2024	7,521
8,201	3.70%, 05/09/2023	8,357
12,220	3.95%, 04/13/2024	12,521
7,665	4.00%, 01/15/2025	7,809
10,273	4.00%, 10/06/2026	10,363
5,275	4.30%, 07/13/2025	5,454
4,447	4.35%, 01/17/2027	4,569
276	HSBC Finance Corp., 7.35%, 11/27/2032	360
6,681	HSBC USA, Inc., 1.63%, 01/16/2018	6,681
	John Deere Capital Corp.,
1,073	1.70%, 01/15/2020	1,064
3,237	2.80%, 01/27/2023	3,265
6,356	2.80%, 03/06/2023	6,404
2,234	3.15%, 10/15/2021	2,292
2,915	Series 14, 2.45%, 09/11/2020	2,929

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
2,175	PACCAR Financial Corp., 1.30%, 05/10/2019	2,153
14,832	Synchrony Financial, 3.70%, 08/04/2026	14,586
2,179	Toyota Motor Credit Corp., 1.90%, 04/08/2021	2,151

		264,975

	Diversified Financial Services — 1.1%
	Berkshire Hathaway, Inc.,
2,326	3.00%, 02/11/2023	2,370
5,254	3.75%, 08/15/2021	5,550
	CK Hutchison International Ltd., (Hong Kong),
4,160	1.88%, 10/03/2021 (e)	4,024
6,500	2.75%, 10/03/2026 (e)	6,197
	GE Capital International Funding Co. Unlimited Co.,
44,099	2.34%, 11/15/2020	43,961
31,307	4.42%, 11/15/2035	33,254
	GTP Acquisition Partners I LLC,
10,258	2.35%, 06/15/2020 (e)	10,191
11,667	3.48%, 06/16/2025 (e)	11,615
3,907	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.25%, 11/08/2022 (e)	3,968
4,255	Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	4,197
	National Rural Utilities Cooperative Finance Corp.,
2,585	2.95%, 02/07/2024	2,605
1,933	10.38%, 11/01/2018	2,078
	Nationwide Building Society, (United Kingdom),
2,635	2.45%, 07/27/2021 (e)	2,616
7,480	4.00%, 09/14/2026 (e)	7,553
3,775	ORIX Corp., (Japan), 2.90%, 07/18/2022	3,768
17,549	P Fin II LLC, (ICE LIBOR USD 1 Month + 4.35%), 5.59%, 05/20/2022 (aa) (bb)	17,549
	Private Export Funding Corp.,
10,700	Series EE, 2.80%, 05/15/2022	10,918
12,505	Series KK, 3.55%, 01/15/2024	13,359
8,428	Series Z, 4.38%, 03/15/2019	8,690
9,040	Protective Life Global Funding, 2.00%, 09/14/2021 (e)	8,739
	Shell International Finance BV, (Netherlands),
8,042	2.13%, 05/11/2020	8,033
19,688	2.88%, 05/10/2026	19,396
19,323	4.00%, 05/10/2046	19,760
12,770	4.13%, 05/11/2035	13,668
2,690	4.30%, 09/22/2019	2,795
7,695	4.38%, 03/25/2020	8,066
	Siemens Financieringsmaatschappij NV, (Germany),
6,000	2.35%, 10/15/2026 (e)	5,641
4,371	2.90%, 05/27/2022 (e)	4,425
3,440	3.13%, 03/16/2024 (e)	3,495
6,050	3.30%, 09/15/2046 (e)	5,568
3,421	4.40%, 05/27/2045 (e)	3,750
	Voya Financial, Inc.,
1,150	3.13%, 07/15/2024	1,140
4,230	3.65%, 06/15/2026	4,230

		303,169

	Insurance — 1.1%
8,295	AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (e)	11,113
3,650	Allstate Corp. (The), 3.15%, 06/15/2023	3,707
	American International Group, Inc.,
2,671	3.75%, 07/10/2025	2,737
3,407	3.88%, 01/15/2035	3,331
5,758	4.13%, 02/15/2024	6,075
7,065	4.70%, 07/10/2035	7,620
1,496	Aon Corp., 6.25%, 09/30/2040	1,942
3,083	Aon plc, 3.88%, 12/15/2025	3,216
	Arch Capital Finance LLC,
459	4.01%, 12/15/2026	477
2,660	5.03%, 12/15/2046	2,998
	Athene Global Funding,
7,740	2.75%, 04/20/2020 (e)	7,766
3,689	4.00%, 01/25/2022 (e)	3,806
	Berkshire Hathaway Finance Corp.,
2,795	4.30%, 05/15/2043	3,055
13,241	4.40%, 05/15/2042	14,621
1,166	5.75%, 01/15/2040	1,508
1,013	Chubb Corp. (The), 5.75%, 05/15/2018	1,031
	Chubb INA Holdings, Inc.,
2,420	2.30%, 11/03/2020	2,423
3,418	2.88%, 11/03/2022	3,456

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
	CNA Financial Corp.,
2,633	3.95%, 05/15/2024	2,730
1,921	4.50%, 03/01/2026	2,049
9,929	Dai-ichi Life Insurance Co. Ltd. (The), (Japan), (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 07/24/2026 (e) (x) (y) (aa)	9,756
6,230	Great-West Lifeco Finance Delaware LP, (Canada), 4.15%, 06/03/2047 (e)	6,378
1,663	Guardian Life Insurance Co. of America (The), 4.85%, 01/24/2077 (e)	1,804
	Jackson National Life Global Funding,
3,581	1.88%, 10/15/2018 (e)	3,580
4,774	3.05%, 04/29/2026 (e)	4,696
2,690	4.70%, 06/01/2018 (e)	2,725
	Liberty Mutual Group, Inc.,
3,049	4.95%, 05/01/2022 (e)	3,305
6,000	6.50%, 03/15/2035 (e)	7,562
1,350	Liberty Mutual Insurance Co., 8.50%, 05/15/2025 (e)	1,746
	Lincoln National Corp.,
1,925	4.00%, 09/01/2023	2,016
3,761	4.20%, 03/15/2022	3,969
111	6.15%, 04/07/2036	135
11,200	Manulife Financial Corp., (Canada), (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 02/24/2032 (aa)	11,243
	Marsh & McLennan Cos., Inc.,
5,001	2.35%, 03/06/2020	5,003
1,539	2.75%, 01/30/2022	1,542
1,991	3.30%, 03/14/2023	2,036
	Massachusetts Mutual Life Insurance Co.,
1,767	5.38%, 12/01/2041 (e)	2,114
322	8.88%, 06/01/2039 (e)	528
3,346	MassMutual Global Funding II, 2.50%, 10/17/2022 (e)	3,321
	MetLife, Inc.,
2,027	4.13%, 08/13/2042	2,098
2,000	4.88%, 11/13/2043	2,296
200	6.38%, 06/15/2034	264
731	7.72%, 02/15/2019	780
	Metropolitan Life Global Funding I,
18,348	2.30%, 04/10/2019 (e)	18,382
12,858	3.88%, 04/11/2022 (e)	13,486
11,147	Nationwide Mutual Insurance Co., 9.38%, 08/15/2039 (e)	18,509
	New York Life Global Funding,
1,806	1.95%, 02/11/2020 (e)	1,794
29,382	2.15%, 06/18/2019 (e)	29,396
2,975	Pacific Life Insurance Co., (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (e) (aa)	2,955
1,343	Pricoa Global Funding I, 1.60%, 05/29/2018 (e)	1,342
794	Principal Financial Group, Inc., 3.13%, 05/15/2023	801
1,200	Principal Life Global Funding II, 2.38%, 11/21/2021 (e)	1,190
7,544	Progressive Corp. (The), 2.45%, 01/15/2027	7,160
7,284	Prudential Financial, Inc., Series B, 5.75%, 07/15/2033	8,857
10,349	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	13,509
	Reliance Standard Life Global Funding II,
660	2.50%, 01/15/2020 (e)	662
2,597	3.05%, 01/20/2021 (e)	2,621
	Teachers Insurance & Annuity Association of America,
5,480	4.27%, 05/15/2047 (e)	5,667
3,653	4.90%, 09/15/2044 (e)	4,117
960	Travelers Cos., Inc. (The), 5.80%, 05/15/2018	977

		295,983

	Thrifts & Mortgage Finance — 0.1%
	BPCE SA, (France),
5,650	1.63%, 01/26/2018	5,647
4,230	3.38%, 12/02/2026	4,287
11,600	4.63%, 07/11/2024 (e)	12,228

		22,162

	Total Financials	2,743,183

	Health Care — 1.6%
	Biotechnology — 0.6%
	AbbVie, Inc.,
7,526	2.00%, 11/06/2018	7,528
15,957	2.85%, 05/14/2023	15,920
5,328	3.20%, 11/06/2022	5,402
4,776	3.60%, 05/14/2025	4,879
2,129	4.30%, 05/14/2036	2,225
21,614	4.50%, 05/14/2035	23,111

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
	Amgen, Inc.,
7,344	3.63%, 05/15/2022	7,586
1,000	4.40%, 05/01/2045	1,055
20,892	4.66%, 06/15/2051	22,530
4,336	4.95%, 10/01/2041	4,870
1,771	5.70%, 02/01/2019	1,845
	Baxalta, Inc.,
3,356	3.60%, 06/23/2022	3,446
1,096	5.25%, 06/23/2045	1,237
	Biogen, Inc.,
5,466	3.63%, 09/15/2022	5,658
1,383	5.20%, 09/15/2045	1,584
	Celgene Corp.,
8,865	3.25%, 08/15/2022	9,008
730	3.45%, 11/15/2027	727
6,875	3.63%, 05/15/2024	7,037
1,430	4.35%, 11/15/2047	1,444
4,195	5.70%, 10/15/2040	4,829
	Gilead Sciences, Inc.,
1,943	2.50%, 09/01/2023	1,914
2,883	3.50%, 02/01/2025	2,956
3,850	3.65%, 03/01/2026	3,978
3,770	3.70%, 04/01/2024	3,947
1,725	4.00%, 09/01/2036	1,780
4,758	4.60%, 09/01/2035	5,248

		151,744

	Health Care Equipment & Supplies — 0.1%
5,609	Abbott Laboratories, 3.88%, 09/15/2025	5,796
	Becton Dickinson and Co.,
898	2.68%, 12/15/2019	902
710	3.73%, 12/15/2024	723
1,826	Covidien International Finance SA, 2.95%, 06/15/2023	1,846
2,500	Danaher Corp., 2.40%, 09/15/2020	2,514
7,508	Koninklijke Philips NV, (Netherlands), 3.75%, 03/15/2022	7,818
	Medtronic, Inc.,
2,676	3.13%, 03/15/2022	2,737
704	3.15%, 03/15/2022	723
6,075	4.38%, 03/15/2035	6,670
	Stryker Corp.,
904	3.50%, 03/15/2026	929
910	4.10%, 04/01/2043	926

		31,584

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
3,654	2.80%, 06/15/2023	3,589
1,777	4.50%, 05/15/2042	1,835
2,959	6.75%, 12/15/2037	3,978
	Anthem, Inc.,
2,511	2.30%, 07/15/2018	2,515
4,210	3.13%, 05/15/2022	4,243
2,354	3.30%, 01/15/2023	2,389
3,477	4.63%, 05/15/2042	3,716
3,394	4.65%, 01/15/2043	3,607
4,149	4.65%, 08/15/2044	4,434
	Cardinal Health, Inc.,
3,693	2.40%, 11/15/2019	3,693
4,500	3.75%, 09/15/2025	4,581
	Express Scripts Holding Co.,
3,693	3.00%, 07/15/2023	3,649
6,120	3.50%, 06/15/2024	6,153
1,904	4.80%, 07/15/2046	1,970
3,409	Laboratory Corp. of America Holdings, 3.20%, 02/01/2022	3,478
11,202	Magellan Health, Inc., 4.40%, 09/22/2024	11,305
2,975	Mayo Clinic, Series 2016, 4.13%, 11/15/2052	3,112
3,335	Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/2055	3,537
2,942	Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/2026	2,809
1,684	Quest Diagnostics, Inc., 3.45%, 06/01/2026	1,682
4,275	Texas Health Resources, 4.33%, 11/15/2055	4,538
	UnitedHealth Group, Inc.,
3,636	1.63%, 03/15/2019	3,621
2,690	2.88%, 03/15/2023	2,713
5,955	3.38%, 11/15/2021	6,144
6,229	4.63%, 07/15/2035	7,113
1,600	5.80%, 03/15/2036	2,045
4,888	6.63%, 11/15/2037	6,855

		109,304

	Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc.,
3,564	2.95%, 09/19/2026	3,461
2,501	3.00%, 04/15/2023	2,510
2,995	3.15%, 01/15/2023	3,035

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Life Sciences Tools & Services — continued
1,946	4.15%, 02/01/2024	2,058

		11,064

	Pharmaceuticals — 0.4%
	Allergan Funding SCS,
5,743	3.45%, 03/15/2022	5,838
3,041	3.85%, 06/15/2024	3,110
20,798	4.55%, 03/15/2035	21,579
	Allergan, Inc.,
3,954	2.80%, 03/15/2023	3,865
3,111	3.38%, 09/15/2020	3,170
2,991	Bayer US Finance LLC, (Germany), 2.38%, 10/08/2019 (e)	2,992
2,780	GlaxoSmithKline Capital plc, (United Kingdom), 2.85%, 05/08/2022	2,818
1,883	GlaxoSmithKline Capital, Inc., (United Kingdom), 6.38%, 05/15/2038	2,598
	Johnson & Johnson,
1,300	2.63%, 01/15/2025	1,293
7,129	3.40%, 01/15/2038	7,126
1,948	4.38%, 12/05/2033	2,197
	Merck & Co., Inc.,
1,835	2.40%, 09/15/2022	1,827
4,572	2.80%, 05/18/2023	4,612
2,100	3.70%, 02/10/2045	2,123
	Mylan NV,
4,153	3.95%, 06/15/2026	4,140
2,870	5.25%, 06/15/2046	3,059
	Mylan, Inc.,
7,886	3.13%, 01/15/2023 (e)	7,777
2,300	5.40%, 11/29/2043	2,447
3,294	Novartis Capital Corp., (Switzerland), 3.40%, 05/06/2024	3,424
9,150	Pfizer, Inc., 3.00%, 12/15/2026	9,195
4,909	Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	4,803
1,580	Teva Pharmaceutical Finance Co. BV, (Israel), 2.95%, 12/18/2022	1,413
6,266	Teva Pharmaceutical Finance Co. LLC, (Israel), 6.15%, 02/01/2036	6,294
	Teva Pharmaceutical Finance Netherlands III BV, (Israel),
8,958	2.80%, 07/21/2023	7,936
844	4.10%, 10/01/2046	644
708	Wyeth LLC, 6.45%, 02/01/2024	857

		117,137

	Total Health Care	420,833

	Industrials — 1.5%
	Aerospace & Defense — 0.4%
3,267	Airbus Group Finance BV, (France), 2.70%, 04/17/2023 (e)	3,272
	Airbus SE, (France),
4,909	3.15%, 04/10/2027 (e)	4,921
1,046	3.95%, 04/10/2047 (e)	1,099
	BAE Systems Holdings, Inc., (United Kingdom),
9,772	3.80%, 10/07/2024 (e)	10,179
2,107	6.38%, 06/01/2019 (e)	2,230
4,778	BAE Systems plc, (United Kingdom), 5.80%, 10/11/2041 (e)	5,841
1,076	Boeing Co. (The), 7.95%, 08/15/2024	1,403
	Lockheed Martin Corp.,
897	2.50%, 11/23/2020	902
937	3.10%, 01/15/2023	953
4,010	4.07%, 12/15/2042	4,138
3,950	4.09%, 09/15/2052	4,044
10,790	4.50%, 05/15/2036	11,741
	Northrop Grumman Corp.,
5,364	3.20%, 02/01/2027	5,385
1,700	3.25%, 01/15/2028	1,700
1,794	Northrop Grumman Systems Corp., 7.75%, 02/15/2031	2,540
8,650	Precision Castparts Corp., 3.25%, 06/15/2025	8,841
2,180	Raytheon Co., 3.15%, 12/15/2024	2,223
	Rockwell Collins, Inc.,
2,992	3.20%, 03/15/2024	3,018
1,161	4.35%, 04/15/2047	1,238
4,050	Textron, Inc., 3.65%, 03/15/2027	4,099
	United Technologies Corp.,
4,552	3.10%, 06/01/2022	4,643
4,246	4.15%, 05/15/2045	4,421
6,022	4.50%, 06/01/2042	6,571
701	6.70%, 08/01/2028	902

		96,304

	Air Freight & Logistics — 0.0% (g)
2,465	FedEx Corp., 3.90%, 02/01/2035	2,475
	United Parcel Service of America, Inc.,
2,107	8.38%, 04/01/2020	2,399
717	SUB, 8.37%, 04/01/2030	1,026

		5,900

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — 0.0% (g)
1,521	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	1,587

	Building Products — 0.1%
	Johnson Controls International plc,
4,124	3.75%, 12/01/2021	4,276
2,991	4.25%, 03/01/2021	3,145
1,540	5.13%, 09/14/2045	1,762
6,278	5.25%, 12/01/2041	7,164
3,676	SUB, 4.95%, 07/02/2064	3,950

		20,297

	Commercial Services & Supplies — 0.0% (g)
1,525	Pitney Bowes, Inc., 5.60%, 03/15/2018	1,530
	Republic Services, Inc.,
2,099	2.90%, 07/01/2026	2,044
4,309	3.55%, 06/01/2022	4,455

		8,029

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc., (Switzerland),
2,092	2.88%, 05/08/2022	2,123
928	4.38%, 05/08/2042	996
4,910	Fluor Corp., 3.38%, 09/15/2021	5,033
1,777	Mexico City Airport Trust, (Mexico), 5.50%, 07/31/2047 (e)	1,776

		9,928

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,247	4.00%, 11/02/2032	1,293
2,377	5.60%, 05/15/2018	2,417
1,794	7.63%, 04/01/2024	2,131

		5,841

	Industrial Conglomerates — 0.1%
	General Electric Co.,
1,318	2.10%, 12/11/2019	1,319
1,523	2.70%, 10/09/2022	1,525
4,815	3.15%, 09/07/2022	4,908
5,886	3.45%, 05/15/2024	6,090
3,698	4.38%, 09/16/2020	3,885
4,892	4.65%, 10/17/2021	5,243
459	5.30%, 02/11/2021	496
5,046	5.50%, 01/08/2020	5,379
720	5.88%, 01/14/2038	910
2,860	Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/2023	3,050
1,261	Roper Technologies, Inc., 3.00%, 12/15/2020	1,280

		34,085

	Machinery — 0.1%
1,913	Caterpillar, Inc., 2.60%, 06/26/2022	1,919
	Deere & Co.,
5,382	2.60%, 06/08/2022	5,400
2,386	3.90%, 06/09/2042	2,518
	Illinois Tool Works, Inc.,
11,630	3.90%, 09/01/2042	12,137
758	4.88%, 09/15/2041	898
695	Ingersoll-Rand Co., 6.39%, 11/15/2027	822
	Parker-Hannifin Corp.,
2,527	4.10%, 03/01/2047 (e)	2,637
3,759	4.45%, 11/21/2044	4,112
1,420	Xylem, Inc., 3.25%, 11/01/2026	1,407

		31,850

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
1,794	3.00%, 03/15/2023	1,827
3,821	3.05%, 03/15/2022	3,910
1,865	3.45%, 09/15/2021	1,933
1,272	3.60%, 09/01/2020	1,314
2,365	3.75%, 04/01/2024	2,494
4,018	4.38%, 09/01/2042	4,387
3,010	4.40%, 03/15/2042	3,309
3,150	4.70%, 09/01/2045	3,610
3,380	5.15%, 09/01/2043	4,078
9,266	5.40%, 06/01/2041	11,416
3,244	5.75%, 05/01/2040	4,137
538	6.70%, 08/01/2028	692
1,166	7.29%, 06/01/2036	1,657
	Canadian Pacific Railway Co., (Canada),
4,200	4.50%, 01/15/2022	4,480
10,026	6.13%, 09/15/2115	12,941
1,345	7.13%, 10/15/2031	1,844
	CSX Corp.,
1,516	4.75%, 05/30/2042	1,672
3,498	5.50%, 04/15/2041	4,249
	ERAC USA Finance LLC,
3,010	2.60%, 12/01/2021 (e)	2,982
3,474	4.50%, 08/16/2021 (e)	3,675
2,388	5.25%, 10/01/2020 (e)	2,560
3,104	5.63%, 03/15/2042 (e)	3,556

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
4,417	6.70%, 06/01/2034 (e)	5,515
425	7.00%, 10/15/2037 (e)	560
	Norfolk Southern Corp.,
2,558	2.90%, 02/15/2023	2,574
4,957	3.25%, 12/01/2021	5,059
2,355	3.94%, 11/01/2047 (e)	2,386
2,888	3.95%, 10/01/2042	2,924
14,192	4.05%, 08/15/2052 (e)	14,384
51	5.59%, 05/17/2025	59
	Penske Truck Leasing Co. LP,
3,744	2.88%, 07/17/2018 (e)	3,765
5,795	3.38%, 02/01/2022 (e)	5,910
2,525	4.20%, 04/01/2027 (e)	2,628
	Ryder System, Inc.,
1,435	2.50%, 03/01/2018	1,436
4,930	2.50%, 05/11/2020	4,948
3,451	2.88%, 09/01/2020	3,479
	Union Pacific Corp.,
2,045	2.75%, 04/15/2023	2,058
1,297	2.95%, 01/15/2023	1,323
1,425	3.60%, 09/15/2037	1,440
1,230	3.65%, 02/15/2024	1,293
1,010	3.80%, 10/01/2051	1,007
1,962	4.10%, 09/15/2067	1,965
1,875	4.16%, 07/15/2022	2,018
1,435	4.30%, 06/15/2042	1,556

		151,010

	Trading Companies & Distributors — 0.2%
	Air Lease Corp.,
6,266	3.00%, 09/15/2023	6,228
1,000	3.63%, 04/01/2027	994
6,700	3.63%, 12/01/2027	6,661
4,000	3.88%, 04/01/2021	4,159
3,000	BOC Aviation Ltd., (Singapore), 2.75%, 09/18/2022 (e)	2,955
	International Lease Finance Corp.,
3,867	5.88%, 08/15/2022	4,314
11,894	8.63%, 01/15/2022	14,385
4,364	WW Grainger, Inc., 4.60%, 06/15/2045	4,703

		44,399

	Total Industrials	409,230

	Information Technology — 1.7%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
6,539	3.00%, 06/15/2022	6,683
4,500	3.63%, 03/04/2024	4,746
4,179	5.50%, 01/15/2040	5,406
4,475	5.90%, 02/15/2039	5,977
	Harris Corp.,
7,570	3.83%, 04/27/2025	7,826
1,918	4.85%, 04/27/2035	2,118

		32,756

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
1,712	3.00%, 03/01/2018	1,716
3,162	3.25%, 09/08/2024	3,115
3,541	3.88%, 01/12/2028	3,529
1,595	4.50%, 03/01/2023	1,679

		10,039

	Internet Software & Services — 0.1%
1,959	Alibaba Group Holding Ltd., (China), 4.00%, 12/06/2037	1,990
	eBay, Inc.,
9,053	2.60%, 07/15/2022	8,991
4,006	3.45%, 08/01/2024	4,069
1,851	4.00%, 07/15/2042	1,691

		16,741

	IT Services — 0.1%
3,566	DXC Technology Co., 4.25%, 04/15/2024	3,718
2,170	Enterprise Services LLC, 7.45%, 10/15/2029	2,679
	International Business Machines Corp.,
592	6.22%, 08/01/2027	731
7,578	7.63%, 10/15/2018	7,949
	Western Union Co. (The),
9,000	3.60%, 03/15/2022	9,136
1,448	6.20%, 06/21/2040	1,522

		25,735

	Semiconductors & Semiconductor Equipment — 0.2%
	Analog Devices, Inc.,
2,317	3.13%, 12/05/2023	2,330
2,505	4.50%, 12/05/2036	2,597
	Broadcom Corp.,
14,519	3.63%, 01/15/2024 (e)	14,373
13,459	3.88%, 01/15/2027 (e)	13,202
	Intel Corp.,
2,105	3.10%, 07/29/2022	2,157

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
2,570	3.15%, 05/11/2027	2,601
4,598	3.70%, 07/29/2025	4,839
8,173	4.00%, 12/15/2032	8,757
3,089	4.90%, 07/29/2045	3,706
	QUALCOMM, Inc.,
1,160	2.60%, 01/30/2023	1,125
1,400	2.90%, 05/20/2024	1,354
5,809	3.25%, 05/20/2027	5,585

		62,626

	Software — 0.6%
	Microsoft Corp.,
3,808	2.38%, 05/01/2023	3,771
21,453	2.88%, 02/06/2024	21,688
7,198	3.30%, 02/06/2027	7,413
3,459	3.50%, 02/12/2035	3,533
3,620	4.00%, 02/12/2055	3,783
10,421	4.10%, 02/06/2037	11,428
3,974	4.20%, 11/03/2035	4,361
1,089	4.50%, 10/01/2040	1,247
9,023	4.50%, 02/06/2057	10,330
4,348	4.75%, 11/03/2055	5,176
	Oracle Corp.,
7,023	2.40%, 09/15/2023	6,917
4,115	2.50%, 05/15/2022	4,121
11,020	2.95%, 11/15/2024	11,066
14,625	2.95%, 05/15/2025	14,668
11,695	3.85%, 07/15/2036	12,090
4,170	3.90%, 05/15/2035	4,330
10,219	4.30%, 07/08/2034	11,145
14,500	4.38%, 05/15/2055	15,423
2,300	6.13%, 07/08/2039	3,082
10,109	VMware, Inc., 2.95%, 08/21/2022	10,050

		165,622

	Technology Hardware, Storage & Peripherals — 0.6%
	Apple, Inc.,
15,286	2.40%, 05/03/2023	15,121
5,261	2.45%, 08/04/2026	5,041
8,545	2.75%, 01/13/2025	8,474
13,459	2.85%, 05/06/2021	13,694
3,504	2.85%, 05/11/2024	3,515
16,030	2.90%, 09/12/2027	15,822
7,028	3.00%, 02/09/2024	7,130
2,880	3.00%, 06/20/2027	2,859
12,828	3.20%, 05/13/2025	13,087
5,685	3.20%, 05/11/2027	5,746
798	3.25%, 02/23/2026	812
2,179	3.35%, 02/09/2027	2,226
4,375	3.45%, 02/09/2045	4,152
13,570	3.75%, 09/12/2047	13,460
3,512	3.85%, 08/04/2046	3,560
4,257	4.50%, 02/23/2036	4,817
16,408	Dell International LLC, 6.02%, 06/15/2026 (e)	18,024
1,704	Dell, Inc., 7.10%, 04/15/2028	1,909
6,352	HP, Inc., 6.00%, 09/15/2041	6,725

		146,174

	Total Information Technology	459,693

	Materials — 0.8%
	Chemicals — 0.5%
	Agrium, Inc., (Canada),
3,196	3.38%, 03/15/2025	3,207
6,522	4.13%, 03/15/2035	6,639
4,962	5.25%, 01/15/2045	5,712
4,179	Air Liquide Finance SA, (France), 2.25%, 09/27/2023 (e)	4,054
	CF Industries, Inc.,
4,252	4.50%, 12/01/2026 (e)	4,442
9,510	7.13%, 05/01/2020	10,425
4,530	Chevron Phillips Chemical Co. LLC, 3.40%, 12/01/2026 (e)	4,599
	Dow Chemical Co. (The),
7,954	3.00%, 11/15/2022	8,010
5,750	3.50%, 10/01/2024	5,917
4,058	4.13%, 11/15/2021	4,263
1,206	4.25%, 10/01/2034	1,258
1,727	5.25%, 11/15/2041	1,964
875	8.55%, 05/15/2019	953
	Ecolab, Inc.,
3,672	1.45%, 12/08/2017	3,672
3,636	3.25%, 01/14/2023	3,730
2,348	3.25%, 12/01/2027 (e)	2,329
897	5.50%, 12/08/2041	1,106
	EI du Pont de Nemours & Co.,
1,396	4.90%, 01/15/2041	1,570
1,345	5.60%, 12/15/2036	1,627
2,459	Monsanto Co., 4.70%, 07/15/2064	2,501

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	Mosaic Co. (The),
9,054	4.25%, 11/15/2023	9,362
449	4.88%, 11/15/2041	442
5,054	5.45%, 11/15/2033	5,404
5,233	5.63%, 11/15/2043	5,557
	Potash Corp. of Saskatchewan, Inc., (Canada),
2,326	3.00%, 04/01/2025	2,266
269	3.25%, 12/01/2017	269
3,408	6.50%, 05/15/2019	3,595
	PPG Industries, Inc.,
1,026	5.50%, 11/15/2040	1,223
1,883	9.00%, 05/01/2021	2,247
2,612	Praxair, Inc., 2.65%, 02/05/2025	2,572
2,788	Sherwin-Williams Co. (The), 3.13%, 06/01/2024	2,797
	Union Carbide Corp.,
5,426	7.50%, 06/01/2025	6,773
5,919	7.75%, 10/01/2096	7,979
2,758	Westlake Chemical Corp., 4.38%, 11/15/2047	2,760

		131,224

	Construction Materials — 0.1%
	CRH America, Inc., (Ireland),
2,811	3.88%, 05/18/2025 (e)	2,923
6,052	5.13%, 05/18/2045 (e)	6,917
5,785	Martin Marietta Materials, Inc., 3.45%, 06/01/2027	5,711

		15,551

	Containers & Packaging — 0.1%
	International Paper Co.,
5,111	3.00%, 02/15/2027	4,940
1,670	5.00%, 09/15/2035	1,859
3,945	7.30%, 11/15/2039	5,465
2,650	8.70%, 06/15/2038	3,948
920	WestRock Co., 3.00%, 09/15/2024 (e)	910

		17,122

	Metals & Mining — 0.1%
	Anglo American Capital plc, (United Kingdom),
3,283	3.63%, 09/11/2024 (e)	3,258
3,165	4.00%, 09/11/2027 (e)	3,109
1,767	Barrick Gold Corp., (Canada), 6.45%, 10/15/2035	2,214
1,600	BHP Billiton Finance USA Ltd., (Australia), 5.00%, 09/30/2043	1,901
1,967	Glencore Funding LLC, (Switzerland), 4.63%, 04/29/2024 (e)	2,070
	Nucor Corp.,
3,284	4.00%, 08/01/2023	3,450
4,465	6.40%, 12/01/2037	5,872
5,579	Vale Canada Ltd., (Brazil), 7.20%, 09/15/2032	6,248
	Vale Overseas Ltd., (Brazil),
4,336	6.25%, 08/10/2026	5,017
5,930	6.88%, 11/21/2036	7,249

		40,388

	Total Materials	204,285

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
	American Tower Corp.,
4,378	3.38%, 10/15/2026	4,297
5,919	3.50%, 01/31/2023	6,057
4,305	5.00%, 02/15/2024	4,726
260	5.90%, 11/01/2021	289
	American Tower Trust #1,
3,439	1.55%, 03/15/2018 (e)	3,434
6,220	3.07%, 03/15/2023 (e)	6,217
	AvalonBay Communities, Inc.,
8,971	2.85%, 03/15/2023	8,986
1,074	3.90%, 10/15/2046	1,059
	Boston Properties LP,
3,702	2.75%, 10/01/2026	3,494
3,155	3.13%, 09/01/2023	3,188
4,331	3.20%, 01/15/2025	4,309
3,157	3.65%, 02/01/2026	3,198
5,585	Brixmor Operating Partnership LP, 3.85%, 02/01/2025	5,576
	Crown Castle International Corp.,
2,066	4.00%, 03/01/2027	2,104
5,203	4.88%, 04/15/2022	5,595
2,900	5.25%, 01/15/2023	3,184
	DDR Corp.,
3,030	3.90%, 08/15/2024	3,017
2,361	4.70%, 06/01/2027	2,430
2,507	Digital Realty Trust LP, 3.70%, 08/15/2027	2,516
1,814	Duke Realty LP, 3.25%, 06/30/2026	1,790
	EPR Properties,
695	4.50%, 04/01/2025	712
4,787	4.50%, 06/01/2027	4,817

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
725	5.25%, 07/15/2023	774
6,287	Equity Commonwealth, 5.88%, 09/15/2020	6,665
	ERP Operating LP,
3,210	2.85%, 11/01/2026	3,100
7,000	3.00%, 04/15/2023	7,081
2,255	4.63%, 12/15/2021	2,425
7,843	GAIF Bond Issuer Pty. Ltd., (Australia), 3.40%, 09/30/2026 (e)	7,699
1,311	Goodman US Finance Four LLC, (Australia), 4.50%, 10/15/2037 (e)	1,338
3,043	Goodman US Finance Three LLC, (Australia), 3.70%, 03/15/2028 (e)	3,012
7,083	Government Properties Income Trust, 4.00%, 07/15/2022	7,133
	HCP, Inc.,
2,651	3.40%, 02/01/2025	2,635
14,719	3.88%, 08/15/2024	15,076
1,349	4.20%, 03/01/2024	1,409
7,000	Kimco Realty Corp., 3.80%, 04/01/2027	7,042
2,330	Liberty Property LP, 3.25%, 10/01/2026	2,283
	National Retail Properties, Inc.,
5,527	3.60%, 12/15/2026	5,452
5,043	4.00%, 11/15/2025	5,147
2,653	Prologis LP, 3.75%, 11/01/2025	2,789
	Realty Income Corp.,
5,243	3.00%, 01/15/2027	4,978
3,757	4.65%, 03/15/2047	3,940
9,910	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	9,934
	Simon Property Group LP,
3,410	3.38%, 10/01/2024	3,482
2,090	3.75%, 02/01/2024	2,177
3,838	4.13%, 12/01/2021	4,054
3,138	4.38%, 03/01/2021	3,326
3,081	UDR, Inc., 2.95%, 09/01/2026	2,950
	Ventas Realty LP,
1,929	3.50%, 02/01/2025	1,942
4,032	3.75%, 05/01/2024	4,139
4,308	3.85%, 04/01/2027	4,378
2,746	4.13%, 01/15/2026	2,854
11,595	VEREIT Operating Partnership LP, 4.60%, 02/06/2024	12,138
	Welltower, Inc.,
650	3.75%, 03/15/2023	672
7,824	4.00%, 06/01/2025	8,091
4,002	4.50%, 01/15/2024	4,263
2,000	WP Carey, Inc., 4.60%, 04/01/2024	2,089

		237,462

	Real Estate Management & Development — 0.0% (g)
2,615	Mitsui Fudosan Co. Ltd., (Japan), 3.65%, 07/20/2027 (e)	2,691
	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
6,257	3.13%, 03/20/2022 (e)	6,335
6,562	3.88%, 03/20/2027 (e)	6,721

		15,747

	Total Real Estate	253,209

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.4%
	AT&T, Inc.,
12,787	3.00%, 06/30/2022	12,767
17,890	3.40%, 05/15/2025	17,521
18,409	3.60%, 02/17/2023	18,829
5,970	3.95%, 01/15/2025	6,078
6,161	4.13%, 02/17/2026	6,276
3,861	4.30%, 12/15/2042	3,566
4,439	4.35%, 06/15/2045	4,010
2,608	4.45%, 04/01/2024	2,751
5,845	4.50%, 05/15/2035	5,689
2,235	4.55%, 03/09/2049	2,059
5,022	4.60%, 02/15/2021	5,299
3,777	4.75%, 05/15/2046	3,611
12,239	4.90%, 08/14/2037	12,190
3,500	5.25%, 03/01/2037	3,644
12,806	5.35%, 09/01/2040	13,373
11,179	6.00%, 08/15/2040	12,616
1,015	6.15%, 09/15/2034	1,169
6,457	6.30%, 01/15/2038	7,545
2,861	6.38%, 03/01/2041	3,340
1,091	6.50%, 09/01/2037	1,287
15,000	BellSouth LLC, 6.55%, 06/15/2034	17,649
	British Telecommunications plc, (United Kingdom),
2,203	2.35%, 02/14/2019	2,209
2,511	5.95%, 01/15/2018	2,523

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
879	9.12%, 12/15/2030	1,305
4,036	Centel Capital Corp., 9.00%, 10/15/2019	4,359
	Deutsche Telekom International Finance BV, (Germany),
1,100	2.82%, 01/19/2022 (e)	1,102
9,281	3.60%, 01/19/2027 (e)	9,321
2,087	4.88%, 03/06/2042 (e)	2,327
1,816	6.00%, 07/08/2019	1,924
7,308	Qwest Corp., 6.75%, 12/01/2021	7,800
	Telefonica Emisiones SAU, (Spain),
1,916	3.19%, 04/27/2018	1,925
6,035	4.10%, 03/08/2027	6,173
150	4.57%, 04/27/2023	162
4,358	5.13%, 04/27/2020	4,625
6,309	5.21%, 03/08/2047	6,927
2,025	5.46%, 02/16/2021	2,191
	Verizon Communications, Inc.,
6,478	2.95%, 03/15/2022	6,515
15,346	3.38%, 02/15/2025 (e)	15,330
4,647	3.45%, 03/15/2021	4,785
6,192	3.50%, 11/01/2021	6,376
6,080	4.13%, 03/16/2027	6,320
11,683	4.15%, 03/15/2024	12,288
3,373	4.27%, 01/15/2036	3,313
30,768	4.40%, 11/01/2034	30,912
12,088	4.50%, 08/10/2033	12,514
3,993	4.52%, 09/15/2048	3,859
5,210	4.67%, 03/15/2055	4,950
18,808	4.81%, 03/15/2039	19,341
28,901	4.86%, 08/21/2046	29,493
3,895	5.01%, 08/21/2054	3,928
2,773	5.25%, 03/16/2037	3,031

		379,097

	Wireless Telecommunication Services — 0.1%
	America Movil SAB de CV, (Mexico),
3,250	3.13%, 07/16/2022	3,302
2,457	6.13%, 03/30/2040	3,086
2,242	Rogers Communications, Inc., (Canada), 8.75%, 05/01/2032	3,181
	Vodafone Group plc, (United Kingdom),
10,583	1.50%, 02/19/2018	10,575
675	2.95%, 02/19/2023	676
		20,820

	Total Telecommunication Services	399,917

	Utilities — 2.3%
	Electric Utilities — 1.5%
	Alabama Power Co.,
721	3.75%, 03/01/2045	727
923	4.10%, 01/15/2042	957
769	6.00%, 03/01/2039	1,002
1,904	6.13%, 05/15/2038	2,468
2,134	American Electric Power Co., Inc., Series E, 1.65%, 12/15/2017	2,134
3,740	Appalachian Power Co., Series P, 6.70%, 08/15/2037	5,001
	Arizona Public Service Co.,
748	2.20%, 01/15/2020	747
1,923	4.50%, 04/01/2042	2,134
3,036	5.05%, 09/01/2041	3,572
	Baltimore Gas & Electric Co.,
4,419	2.80%, 08/15/2022	4,449
3,755	3.50%, 08/15/2046	3,610
10,625	China Southern Power Grid International Finance BVI Co. Ltd., (China), 3.50%, 05/08/2027 (e)	10,638
	Cleveland Electric Illuminating Co. (The),
3,890	3.50%, 04/01/2028 (e)	3,875
840	5.95%, 12/15/2036	1,040
4,791	Comision Federal de Electricidad, (Mexico), 4.88%, 05/26/2021 (e)	5,084
3,615	Commonwealth Edison Co., 3.65%, 06/15/2046	3,587
830	Connecticut Light & Power Co. (The), 5.65%, 05/01/2018	843
1,687	DTE Electric Co., 2.65%, 06/15/2022	1,688
	Duke Energy Carolinas LLC,
1,228	4.25%, 12/15/2041	1,323
1,786	4.30%, 06/15/2020	1,875
1,256	5.10%, 04/15/2018	1,271
1,397	6.00%, 01/15/2038	1,828
	Duke Energy Corp.,
1,382	2.65%, 09/01/2026	1,317
2,660	3.55%, 09/15/2021	2,750
	Duke Energy Florida LLC,
1,009	5.65%, 06/15/2018	1,030
628	6.40%, 06/15/2038	869

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Duke Energy Indiana LLC,
3,462	3.75%, 07/15/2020	3,593
4,500	3.75%, 05/15/2046	4,516
2,780	6.35%, 08/15/2038	3,773
3,297	Duke Energy Ohio, Inc., 3.70%, 06/15/2046	3,303
	Duke Energy Progress LLC,
2,911	2.80%, 05/15/2022	2,946
3,230	3.00%, 09/15/2021	3,297
2,985	3.25%, 08/15/2025	3,046
1,616	3.70%, 10/15/2046	1,605
1,886	4.10%, 05/15/2042	1,989
1,569	4.10%, 03/15/2043	1,654
2,258	4.15%, 12/01/2044	2,420
1,794	5.30%, 01/15/2019	1,858
	Electricite de France SA, (France),
3,961	2.15%, 01/22/2019 (e)	3,966
6,600	6.00%, 01/22/2114 (e)	7,335
	Enel Finance International NV, (Italy),
4,500	3.50%, 04/06/2028 (e)	4,386
4,590	3.63%, 05/25/2027 (e)	4,513
897	6.00%, 10/07/2039 (e)	1,088
2,631	Entergy Arkansas, Inc., 3.50%, 04/01/2026	2,706
2,469	Entergy Corp., 2.95%, 09/01/2026	2,392
	Entergy Louisiana LLC,
4,979	2.40%, 10/01/2026	4,693
4,606	3.05%, 06/01/2031	4,437
1,551	3.25%, 04/01/2028	1,548
3,688	Entergy Mississippi, Inc., 2.85%, 06/01/2028	3,570
	Exelon Corp.,
1,177	3.40%, 04/15/2026	1,181
5,000	3.50%, 06/01/2022	5,118
	FirstEnergy Corp.,
2,419	Series B, 3.90%, 07/15/2027	2,468
2,015	Series C, 4.85%, 07/15/2047	2,171
	Florida Power & Light Co.,
493	5.63%, 04/01/2034	611
897	5.95%, 02/01/2038	1,179
	Fortis, Inc., (Canada),
445	2.10%, 10/04/2021	435
20,000	3.06%, 10/04/2026	19,295
4,351	Great Plains Energy, Inc., 4.85%, 06/01/2021	4,625
	Hydro-Quebec, (Canada),
1,614	9.40%, 02/01/2021	1,926
7,174	Series HY, 8.40%, 01/15/2022	8,635
2,642	Series IO, 8.05%, 07/07/2024	3,420
	Indiana Michigan Power Co.,
973	7.00%, 03/15/2019	1,031
8,609	Series J, 3.20%, 03/15/2023	8,734
900	ITC Holdings Corp., 2.70%, 11/15/2022 (e)	897
	Jersey Central Power & Light Co.,
1,740	6.15%, 06/01/2037	2,055
269	7.35%, 02/01/2019	284
3,903	John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/2042	4,301
	Kansas City Power & Light Co.,
3,255	3.15%, 03/15/2023	3,295
8,968	5.30%, 10/01/2041	10,403
2,759	Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/2025	2,821
4,957	Massachusetts Electric Co., 4.00%, 08/15/2046 (e)	5,126
464	MidAmerican Energy Co., 3.10%, 05/01/2027	464
	Nevada Power Co.,
1,287	5.38%, 09/15/2040	1,598
3,354	5.45%, 05/15/2041	4,009
2,018	6.50%, 08/01/2018	2,078
1,637	7.13%, 03/15/2019	1,736
700	Series N, 6.65%, 04/01/2036	949
3,024	New England Power Co., (United Kingdom), 3.80%, 12/05/2047 (e)	3,004
	NextEra Energy Capital Holdings, Inc.,
2,651	2.40%, 09/15/2019	2,653
2,239	3.55%, 05/01/2027	2,283
1,076	6.00%, 03/01/2019	1,126
	Niagara Mohawk Power Corp.,
3,051	3.51%, 10/01/2024 (e)	3,150
1,457	4.88%, 08/15/2019 (e)	1,518
2,242	Northern States Power Co., 6.25%, 06/01/2036	2,993
780	Ohio Edison Co., 6.88%, 07/15/2036	1,055
	Ohio Power Co.,
1,390	6.05%, 05/01/2018	1,414
560	Series M, 5.38%, 10/01/2021	619
	Oncor Electric Delivery Co. LLC,
5,515	6.80%, 09/01/2018	5,714

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
1,076	7.00%, 09/01/2022	1,277
	Pacific Gas & Electric Co.,
5,047	2.45%, 08/15/2022	4,965
3,349	2.95%, 03/01/2026	3,263
1,265	3.25%, 09/15/2021	1,290
1,794	3.25%, 06/15/2023	1,808
5,781	3.50%, 06/15/2025	5,882
1,681	4.45%, 04/15/2042	1,785
6,511	4.50%, 12/15/2041	6,820
650	4.60%, 06/15/2043	709
399	6.05%, 03/01/2034	496
673	8.25%, 10/15/2018	708
	PacifiCorp,
897	2.95%, 02/01/2022	914
2,765	3.60%, 04/01/2024	2,880
224	5.50%, 01/15/2019	232
2,556	5.65%, 07/15/2018	2,616
	PECO Energy Co.,
5,022	2.38%, 09/15/2022	4,988
807	5.35%, 03/01/2018	814
1,570	Pennsylvania Electric Co., 3.25%, 03/15/2028 (e)	1,551
3,507	Pepco Holdings LLC, 7.45%, 08/15/2032	4,631
1,184	Potomac Electric Power Co., 6.50%, 11/15/2037	1,632
4,148	PPL Capital Funding, Inc., 4.00%, 09/15/2047	4,166
1,543	PPL Electric Utilities Corp., 2.50%, 09/01/2022	1,530
	Progress Energy, Inc.,
3,380	3.15%, 04/01/2022	3,424
3,388	4.40%, 01/15/2021	3,547
2,600	7.00%, 10/30/2031	3,465
1,327	7.75%, 03/01/2031	1,851
	Public Service Co. of Colorado,
1,040	3.20%, 11/15/2020	1,065
1,175	3.55%, 06/15/2046	1,146
247	5.80%, 08/01/2018	253
	Public Service Co. of Oklahoma,
1,761	4.40%, 02/01/2021	1,860
1,242	5.15%, 12/01/2019	1,305
3,901	Series G, 6.63%, 11/15/2037	5,186
	Public Service Electric & Gas Co.,
6,334	3.00%, 05/15/2025	6,359
1,021	5.38%, 11/01/2039	1,265
740	Series I, 1.80%, 06/01/2019	737
400	South Carolina Electric & Gas Co., 6.05%, 01/15/2038	488
	Southern California Edison Co.,
1,578	1.85%, 02/01/2022	1,565
886	3.88%, 06/01/2021	930
3,408	3.90%, 12/01/2041	3,507
1,256	5.50%, 08/15/2018	1,288
895	6.00%, 01/15/2034	1,150
2,197	6.05%, 03/15/2039	2,952
578	Series 08-A, 5.95%, 02/01/2038	762
2,854	Series C, 3.50%, 10/01/2023	2,966
2,700	Southwestern Public Service Co., 4.50%, 08/15/2041	3,018
2,095	State Grid Overseas Investment 2013 Ltd., (China), 1.75%, 05/22/2018 (e)	2,090
2,482	Three Gorges Finance I Cayman Islands Ltd., (China), 3.15%, 06/02/2026 (e)	2,432
5,800	Toledo Edison Co. (The), 6.15%, 05/15/2037	7,386
2,862	Union Electric Co., 2.95%, 06/15/2027	2,834
	Virginia Electric & Power Co.,
696	2.95%, 01/15/2022	706
1,280	3.45%, 02/15/2024	1,317
4,842	5.40%, 04/30/2018	4,912
2,100	Series A, 6.00%, 05/15/2037	2,713
234	Wisconsin Electric Power Co., 2.95%, 09/15/2021	238
	Xcel Energy, Inc.,
3,656	3.30%, 06/01/2025	3,693
539	4.70%, 05/15/2020	564
829	4.80%, 09/15/2041	924
6,254	6.50%, 07/01/2036	8,335

		410,017

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
1,750	4.13%, 10/15/2044	1,864
7,215	4.15%, 01/15/2043	7,651
619	8.50%, 03/15/2019	668
2,201	Boston Gas Co., 4.49%, 02/15/2042 (e)	2,412
1,372	CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	1,441
2,214	Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	2,236
4,242	KeySpan Gas East Corp., 2.74%, 08/15/2026 (e)	4,113

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Gas Utilities — continued
4,862	Korea Gas Corp., (South Korea), 1.88%, 07/18/2021 (e)	4,688
	Southern Natural Gas Co. LLC,
2,649	4.80%, 03/15/2047 (e)	2,871
2,103	8.00%, 03/01/2032	2,848
3,595	Southwest Gas Corp., 3.80%, 09/29/2046	3,558

		34,350

	Independent Power and Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
2,100	2.95%, 01/15/2020	2,123
4,948	3.40%, 03/15/2022	5,047
2,730	4.25%, 06/15/2022	2,875
1,665	5.75%, 10/01/2041	1,781
1,985	6.25%, 10/01/2039	2,249
	PSEG Power LLC,
2,879	4.15%, 09/15/2021	3,012
1,125	8.63%, 04/15/2031	1,487
	Southern Power Co.,
3,108	4.15%, 12/01/2025	3,283
7,079	5.15%, 09/15/2041	7,744
3,222	Tri-State Generation & Transmission Association, Inc., 4.25%, 06/01/2046	3,253

		32,854

	Multi-Utilities — 0.5%
1,457	Berkshire Hathaway Energy Co., 5.75%, 04/01/2018	1,475
	CMS Energy Corp.,
2,426	2.95%, 02/15/2027	2,333
3,458	3.00%, 05/15/2026	3,388
1,250	3.45%, 08/15/2027	1,255
4,360	3.88%, 03/01/2024	4,560
	Consolidated Edison Co. of New York, Inc.,
2,760	5.70%, 06/15/2040	3,528
4,355	Series 2017, 3.88%, 06/15/2047	4,467
120	Series C, 4.00%, 11/15/2057	121
	Consumers Energy Co.,
1,343	2.85%, 05/15/2022	1,359
2,150	3.25%, 08/15/2046	1,994
1,478	Delmarva Power & Light Co., 4.00%, 06/01/2042	1,496
	Dominion Energy, Inc.,
1,076	7.00%, 06/15/2038	1,461
3,973	Series B, 2.75%, 01/15/2022	3,967
1,840	Series C, 4.90%, 08/01/2041	2,069
1,927	Series D, 2.85%, 08/15/2026	1,853
5,067	Series F, 5.25%, 08/01/2033	5,847
	DTE Energy Co.,
2,000	6.38%, 04/15/2033	2,524
1,400	Series F, 3.85%, 12/01/2023	1,453
2,326	New York State Electric & Gas Corp., 3.25%, 12/01/2026 (e)	2,342
	NiSource Finance Corp.,
2,457	3.85%, 02/15/2023	2,556
6,726	5.80%, 02/01/2042	8,167
4,380	6.25%, 12/15/2040	5,629
	San Diego Gas & Electric Co.,
2,690	3.95%, 11/15/2041	2,736
1,852	6.00%, 06/01/2026	2,205
973	Series FFF, 6.13%, 09/15/2037	1,287
	Sempra Energy,
3,139	2.88%, 10/01/2022	3,145
3,827	3.55%, 06/15/2024	3,922
2,348	4.05%, 12/01/2023	2,460
1,345	6.00%, 10/15/2039	1,729
2,063	6.15%, 06/15/2018	2,109
7,309	9.80%, 02/15/2019	7,961
	Southern Co. Gas Capital Corp.,
1,889	2.45%, 10/01/2023	1,829
1,690	3.25%, 06/15/2026	1,677
4,609	3.50%, 09/15/2021	4,728
2,136	3.95%, 10/01/2046	2,104
1,392	4.40%, 06/01/2043	1,452
10,518	5.88%, 03/15/2041	12,841
7,009	WEC Energy Group, Inc., 3.55%, 06/15/2025	7,185

		123,214

	Water Utilities — 0.1%
	American Water Capital Corp.,
5,248	3.40%, 03/01/2025	5,379
2,241	4.00%, 12/01/2046	2,337
3,354	6.59%, 10/15/2037	4,615

		12,331

	Total Utilities	612,766

	Total Corporate Bonds (Cost $6,852,009)	7,044,235

Foreign Government Securities — 1.0%
	Israel Government AID Bond, (Israel),
3,000	Zero Coupon, 11/01/2019	2,887

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
3,587	Zero Coupon, 11/01/2023	3,104
3,305	Zero Coupon, 08/15/2024	2,785
21,968	Zero Coupon, 11/01/2024	18,340
5,000	Zero Coupon, 11/01/2024	4,178
66,521	Zero Coupon, 11/01/2024	55,607
2,517	Zero Coupon, 11/15/2024	2,101
14,763	Zero Coupon, 05/15/2025	12,146
23,876	Zero Coupon, 08/15/2025	19,470
14,275	Zero Coupon, 11/15/2025	11,550
6,000	Zero Coupon, 11/15/2025	4,856
17,300	Zero Coupon, 08/15/2026	13,639
2,242	Zero Coupon, 11/15/2026	1,752
7,240	5.50%, 12/04/2023	8,499
7,330	5.50%, 04/26/2024	8,663
6,771	5.50%, 09/18/2033	8,964
502	Province of Quebec, (Canada), SUB, 7.36%, 03/06/2026	654
	Republic of Colombia, (Colombia),
6,987	4.00%, 02/26/2024	7,226
3,811	4.50%, 01/28/2026	4,074
3,979	5.00%, 06/15/2045	4,160
941	5.63%, 02/26/2044	1,067
1,400	7.38%, 09/18/2037	1,868
737	Republic of Peru, (Peru), 5.63%, 11/18/2050	940
	Republic of Poland, (Poland),
1,797	3.25%, 04/06/2026	1,838
6,568	4.00%, 01/22/2024	7,011
3,502	Republic of South Africa, (South Africa), 5.88%, 09/16/2025	3,773
	United Mexican States, (Mexico),
7,166	3.60%, 01/30/2025	7,306
11,022	3.63%, 03/15/2022	11,479
7,316	4.00%, 10/02/2023	7,693
7,300	4.13%, 01/21/2026	7,669
4,228	4.35%, 01/15/2047	4,086
2,862	4.60%, 01/23/2046	2,858
3,906	4.75%, 03/08/2044	3,984
12,227	5.55%, 01/21/2045	13,914
5,118	5.75%, 10/12/2110	5,458

	Total Foreign Government Securities (Cost $269,425)	275,599

Mortgage-Backed Securities — 15.2%
	FHLMC,
251	ARM, 2.86%, 12/01/2033 (z)	266
64	ARM, 2.87%, 01/01/2027 (z)	67
2	ARM, 2.94%, 07/01/2019 (z)	2
2,146	ARM, 2.94%, 01/01/2035 (z)	2,269
936	ARM, 3.00%, 08/01/2036 - 05/01/2037 (z)	967
623	ARM, 3.00%, 05/01/2036 (z)	654
1,713	ARM, 3.04%, 05/01/2033 (z)	1,809
96	ARM, 3.05%, 04/01/2037 (z)	100
32	ARM, 3.09%, 04/01/2030 (z)	33
651	ARM, 3.11%, 08/01/2036 (z)	679
1,060	ARM, 3.12%, 05/01/2036 (z)	1,118
36	ARM, 3.13%, 07/01/2026 (z)	36
963	ARM, 3.14%, 11/01/2036 (z)	1,008
512	ARM, 3.16%, 07/01/2036 (z)	536
140	ARM, 3.17%, 01/01/2037 (z)	146
2,338	ARM, 3.18%, 08/01/2036 (z)	2,432
1,326	ARM, 3.19%, 10/01/2036 (z)	1,377
499	ARM, 3.20%, 07/01/2036 (z)	528
525	ARM, 3.23%, 11/01/2036 (z)	556
65	ARM, 3.23%, 12/01/2036 (z)	68
366	ARM, 3.25%, 07/01/2036 (z)	386
2,896	ARM, 3.26%, 12/01/2036 (z)	3,022
1,050	ARM, 3.28%, 10/01/2036 (z)	1,098
568	ARM, 3.28%, 10/01/2036 (z)	593
2,606	ARM, 3.31%, 12/01/2036 (z)	2,726
2,356	ARM, 3.32%, 03/01/2037 (z)	2,476
201	ARM, 3.33%, 11/01/2036 (z)	210
1,258	ARM, 3.33%, 09/01/2034 (z)	1,333
542	ARM, 3.35%, 10/01/2036 (z)	575
133	ARM, 3.36%, 02/01/2037 (z)	140
1,240	ARM, 3.40%, 02/01/2036 (z)	1,306
1,980	ARM, 3.41%, 11/01/2036 (z)	2,087
124	ARM, 3.42%, 08/01/2035 (z)	130
479	ARM, 3.42%, 06/01/2037 (z)	503
903	ARM, 3.47%, 05/01/2037 (z)	951
611	ARM, 3.50%, 11/01/2036 (z)	642
762	ARM, 3.50%, 04/01/2034 - 11/01/2037 (z)	800
340	ARM, 3.50%, 05/01/2037 (z)	358
99	ARM, 3.51%, 02/01/2037 (z)	104
1,339	ARM, 3.52%, 02/01/2037 (z)	1,418
1,074	ARM, 3.53%, 09/01/2036 (z)	1,128
173	ARM, 3.53%, 10/01/2036 - 04/01/2037 (z)	179
628	ARM, 3.54%, 01/01/2037 (z)	665
470	ARM, 3.56%, 12/01/2035 (z)	499

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
953		ARM, 3.58%, 05/01/2037 - 07/01/2040 (z)	1,000
1,202		ARM, 3.60%, 12/01/2036 (z)	1,274
548		ARM, 3.60%, 05/01/2038 (z)	575
896		ARM, 3.61%, 10/01/2036 (z)	943
47		ARM, 3.61%, 09/01/2032 (z)	49
1,304		ARM, 3.61%, 09/01/2036 (z)	1,376
254		ARM, 3.66%, 07/01/2037 (z)	267
774		ARM, 3.67%, 02/01/2037 (z)	821
3,190		ARM, 3.68%, 06/01/2036 (z)	3,378
36		ARM, 3.70%, 12/01/2036 (z)	39
1,560		ARM, 3.75%, 05/01/2037 (z)	1,655
679		ARM, 3.75%, 04/01/2037 (z)	717
818		ARM, 3.76%, 06/01/2036 (z)	865
958		ARM, 3.77%, 04/01/2038 (z)	1,014
897		ARM, 3.78%, 03/01/2036 (z)	948
362		ARM, 3.84%, 03/01/2037 (z)	381
960		ARM, 3.94%, 05/01/2037 (z)	1,017
557		ARM, 3.94%, 10/01/2036 (z)	594
213		ARM, 3.96%, 02/01/2037 (z)	228
216		ARM, 4.06%, 05/01/2036 (z)	231
232		ARM, 4.06%, 03/01/2037 (z)	246
758		ARM, 4.16%, 03/01/2036 (z)	812
		FHLMC Gold Pools, 15 Year, Single Family,
4		4.00%, 06/01/2018	4
67		4.50%, 08/01/2018 - 10/01/2018	68
37		5.00%, 12/01/2017	37
329		5.50%, 01/01/2018 - 02/01/2024	337
214		6.00%, 04/01/2018 - 03/01/2022	218
38		6.50%, 12/01/2017 - 03/01/2022	39
		FHLMC Gold Pools, 20 Year, Single Family,
8,892		3.50%, 01/01/2032 - 03/01/2032	9,238
54		6.00%, 12/01/2022	61
443		6.50%, 01/01/2028	497
		FHLMC Gold Pools, 30 Year, Single Family,
30,136		3.00%, 08/01/2043	30,286
22,641		4.50%, 05/01/2041	24,152
22,626		5.00%, 01/01/2034 - 08/01/2040	24,623
4,018		5.50%, 01/01/2033 - 03/01/2040	4,471
730		6.00%, 10/01/2029 - 12/01/2036	833
4,545		6.50%, 08/01/2029 - 03/01/2038	5,146
1,193		7.00%, 04/01/2026 - 02/01/2037	1,336
1,515		7.50%, 08/01/2025 - 09/01/2038	1,748
12		8.00%, 07/01/2020 - 11/01/2024	12
35		8.50%, 07/01/2028	41
		FHLMC Gold Pools, FHA/VA,
4,748		7.50%, 01/01/2032 - 12/01/2036	5,339
788		10.00%, 10/01/2030	839
		FHLMC Gold Pools, Other,
61,195		3.50%, 02/01/2033 - 06/01/2043	63,097
112,627		4.00%, 06/01/2042 - 01/01/2046	118,977
33,922		4.50%, 01/01/2046	36,541
170		5.50%, 04/01/2018	170
932		6.00%, 02/01/2033 - 11/01/2036	1,014
9,877		6.50%, 12/01/2035 - 06/01/2037	11,115
9		7.00%, 07/01/2029	10
106		10.00%, 03/17/2026	106
		FNMA,
36,794		ARM, 1.58%, 01/01/2023 (z)	36,794
10,000		ARM, 1.60%, 12/01/2024 (z)	10,013
6,542		ARM, 1.62%, 01/01/2023 (z)	6,570
15,000		ARM, 1.66%, 07/01/2024 (z)	15,001
2,316		ARM, 1.69%, 11/01/2023 (z)	2,316
1		ARM, 1.87%, 01/01/2019 (z)	1
7,953		ARM, 2.03%, 03/01/2022 (z)	7,968
42		ARM, 2.43%, 09/01/2027 (z)	43
320		ARM, 2.59%, 08/01/2034 (z)	327
1		ARM, 2.60%, 03/01/2019 (z)	1
958		ARM, 2.71%, 07/01/2037 (z)	986
1,689		ARM, 2.82%, 09/01/2036 (z)	1,738
572		ARM, 2.82%, 01/01/2037 (z)	591
–	(h)	ARM, 2.88%, 08/01/2019 (z)	—	(h)
867		ARM, 2.88%, 02/01/2037 (z)	897
393		ARM, 2.88%, 07/01/2035 (z)	412
434		ARM, 2.89%, 09/01/2033 (z)	447
1,192		ARM, 2.91%, 01/01/2036 (z)	1,250
2,481		ARM, 2.92%, 01/01/2035 (z)	2,570
152		ARM, 2.96%, 02/01/2035 (z)	158
479		ARM, 3.00%, 01/01/2036 (z)	504
3,183		ARM, 3.08%, 12/01/2037 (z)	3,348
370		ARM, 3.10%, 09/01/2036 (z)	385
68		ARM, 3.13%, 08/01/2035 (z)	71
57		ARM, 3.14%, 11/01/2034 (z)	60
412		ARM, 3.14%, 03/01/2035 (z)	431
35		ARM, 3.14%, 07/01/2034 (z)	37
377		ARM, 3.17%, 05/01/2035 (z)	391
118		ARM, 3.17%, 01/01/2035 (z)	124
510		ARM, 3.17%, 04/01/2035 (z)	538

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
343	ARM, 3.17%, 08/01/2036 (z)	359
344	ARM, 3.21%, 09/01/2037 (z)	358
74	ARM, 3.22%, 07/01/2037 (z)	77
736	ARM, 3.22%, 11/01/2037 (z)	774
129	ARM, 3.22%, 01/01/2034 (z)	136
179	ARM, 3.23%, 10/01/2034 (z)	187
405	ARM, 3.23%, 11/01/2033 (z)	423
1,796	ARM, 3.26%, 11/01/2037 (z)	1,870
447	ARM, 3.29%, 06/01/2034 (z)	472
270	ARM, 3.30%, 09/01/2035 (z)	282
47	ARM, 3.34%, 09/01/2034 (z)	50
157	ARM, 3.36%, 09/01/2037 (z)	165
527	ARM, 3.37%, 09/01/2036 (z)	549
309	ARM, 3.38%, 08/01/2033 (z)	325
944	ARM, 3.39%, 10/01/2036 (z)	988
1,380	ARM, 3.39%, 12/01/2036 (z)	1,446
212	ARM, 3.40%, 08/01/2034 (z)	223
889	ARM, 3.40%, 02/01/2037 (z)	942
228	ARM, 3.41%, 01/01/2038 (z)	237
588	ARM, 3.42%, 10/01/2035 (z)	623
70	ARM, 3.42%, 05/01/2035 (z)	73
340	ARM, 3.43%, 11/01/2036 (z)	358
1,319	ARM, 3.43%, 04/01/2037 (z)	1,378
157	ARM, 3.43%, 11/01/2034 (z)	164
271	ARM, 3.44%, 06/01/2036 (z)	284
547	ARM, 3.44%, 08/01/2036 (z)	557
331	ARM, 3.45%, 01/01/2037 (z)	350
2,028	ARM, 3.45%, 07/01/2037 (z)	2,126
410	ARM, 3.49%, 10/01/2034 (z)	435
264	ARM, 3.50%, 08/01/2034 - 08/01/2036 (z)	275
312	ARM, 3.51%, 12/01/2036 (z)	328
729	ARM, 3.52%, 07/01/2036 (z)	767
1,414	ARM, 3.52%, 09/01/2036 (z)	1,488
1,106	ARM, 3.53%, 08/01/2036 (z)	1,161
93	ARM, 3.53%, 09/01/2037 (z)	95
961	ARM, 3.56%, 09/01/2037 (z)	1,013
154	ARM, 3.56%, 09/01/2033 (z)	163
344	ARM, 3.57%, 09/01/2036 (z)	361
879	ARM, 3.58%, 07/01/2037 (z)	929
1,969	ARM, 3.59%, 06/01/2036 (z)	2,079
256	ARM, 3.59%, 05/01/2036 (z)	271
435	ARM, 3.73%, 06/01/2036 (z)	461
1,764	ARM, 3.83%, 10/01/2036 (z)	1,875
32	ARM, 3.88%, 01/01/2036 (z)	33
3,896	ARM, 3.90%, 03/01/2036 (z)	4,187
397	ARM, 3.91%, 11/01/2036 (z)	421
30	ARM, 3.96%, 03/01/2029 (z)	31
146	ARM, 3.97%, 02/01/2036 (z)	154
1,002	ARM, 4.14%, 08/01/2037 (z)	1,069
	FNMA, 15 Year, Single Family,
69	3.50%, 04/01/2019	71
589	4.50%, 05/01/2018 - 12/01/2019	598
1,473	5.00%, 04/01/2018 - 08/01/2024	1,526
1,019	5.50%, 02/01/2018 - 07/01/2020	1,033
5,137	6.00%, 03/01/2018 - 07/01/2024	5,433
869	6.50%, 08/01/2020 - 02/01/2024	922
	FNMA, 20 Year, Single Family,
10,872	3.50%, 07/01/2032 - 08/01/2032	11,295
22,655	4.00%, 01/01/2035	24,114
679	5.50%, 07/01/2025	747
4,416	6.00%, 07/01/2026 - 09/01/2029	4,950
1,214	6.50%, 05/01/2022 - 08/01/2026	1,344
	FNMA, 30 Year, FHA/VA,
133	6.00%, 09/01/2033	144
167	6.50%, 03/01/2029	188
14	7.00%, 02/01/2033	15
38	8.00%, 06/01/2028	43
2	9.50%, 12/01/2018	2
	FNMA, 30 Year, Single Family,
26,101	3.00%, 06/01/2043	26,268
117,750	3.50%, 05/01/2044 - 01/01/2046	121,862
17,303	4.00%, 12/01/2033 - 06/01/2042	18,403
14,857	4.50%, 11/01/2033 - 09/01/2043	15,911
17,708	5.00%, 06/01/2033 - 08/01/2040	19,283
12,088	5.50%, 11/01/2032 - 12/01/2039	13,467
10,263	6.00%, 12/01/2028 - 11/01/2038	11,668
19,259	6.50%, 11/01/2029 - 10/01/2038	21,830
10,463	7.00%, 01/01/2024 - 01/01/2039	12,208
6,977	7.50%, 11/01/2022 - 04/01/2039	8,354
554	8.00%, 03/01/2021 - 01/01/2038	628
12	8.50%, 07/01/2024 - 05/01/2025	14
8	9.50%, 07/01/2028	8
3	10.00%, 02/01/2024	3
	FNMA, Other,
6,751	1.47%, 12/01/2019	6,652
8,968	1.69%, 12/01/2019	8,871
10,940	1.94%, 07/01/2019	10,896
13,452	2.00%, 12/01/2020	13,354
80,712	2.01%, 06/01/2020	80,378
2,083	2.03%, 08/01/2019	2,087

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
4,147	2.15%, 01/01/2023	4,095
8,021	2.19%, 05/01/2019	8,023
5,513	2.24%, 12/01/2022	5,467
8,743	2.28%, 12/01/2022	8,687
3,229	2.32%, 12/01/2022	3,215
14,607	2.33%, 01/01/2023	14,543
31,819	2.34%, 12/01/2022 - 01/01/2023	31,686
26,865	2.37%, 07/01/2019 - 01/01/2023	26,871
7,364	2.38%, 11/01/2022	7,351
14,496	2.39%, 10/01/2022 - 12/01/2022	14,478
9,462	2.40%, 01/01/2022	9,437
35,230	2.40%, 01/01/2023 - 05/01/2026	34,956
5,095	2.41%, 11/01/2022	5,093
17,652	2.42%, 12/01/2022 - 06/01/2023	17,639
15,413	2.44%, 11/01/2022 - 01/01/2023	15,425
29,631	2.45%, 11/01/2022 - 02/01/2023	29,653
25,000	2.46%, 10/01/2026	24,266
7,712	2.47%, 09/01/2022 - 11/01/2022	7,727
28,802	2.49%, 03/01/2023 - 05/01/2026	28,327
22,555	2.50%, 04/01/2023 - 10/01/2031	22,041
8,251	2.51%, 01/01/2023	8,248
36,965	2.52%, 10/01/2022 - 05/01/2023	36,997
2,690	2.54%, 05/01/2023	2,702
14,085	2.55%, 11/01/2022	14,167
5,141	2.57%, 10/01/2022	5,175
7,740	2.59%, 06/01/2028	7,551
13,738	2.60%, 06/01/2022 - 01/01/2023	13,833
18,558	2.61%, 07/01/2022 - 06/01/2026	18,429
22,410	2.63%, 09/01/2021 - 06/01/2025	22,467
5,719	2.64%, 10/01/2022	5,773
24,458	2.64%, 04/01/2023 - 06/01/2026	24,252
8,968	2.65%, 08/01/2022	9,060
17,696	2.66%, 12/01/2022	17,870
31,441	2.67%, 07/01/2022 - 07/01/2031	31,066
14,688	2.68%, 05/01/2025 - 06/01/2027	14,615
8,508	2.69%, 07/01/2022	8,605
23,453	2.70%, 04/01/2022 - 04/01/2025	23,663
5,167	2.71%, 04/01/2023	5,222
10,000	2.73%, 07/01/2028	9,785
8,049	2.75%, 03/01/2022	8,161
13,945	2.76%, 06/01/2022	14,147
17,394	2.77%, 06/01/2023	17,663
22,293	2.77%, 05/01/2022 - 06/01/2023	22,637
4,251	2.78%, 06/01/2027	4,232
8,000	2.79%, 05/01/2027	7,960
14,827	2.81%, 05/01/2027 - 08/01/2031	14,719
9,201	2.82%, 07/01/2022	9,359
39,974	2.83%, 05/01/2027 - 06/01/2027	39,870
44,235	2.84%, 01/01/2025 - 04/01/2026	44,776
18,989	2.86%, 05/01/2022 - 01/01/2025	19,334
8,434	2.89%, 05/01/2027	8,466
16,209	2.90%, 12/01/2024 - 06/01/2031	16,268
6,000	2.91%, 03/01/2027	6,031
56,716	2.92%, 12/01/2024 - 05/01/2030	56,962
13,300	2.93%, 10/01/2029	13,177
33,733	2.94%, 05/01/2022 - 05/01/2030	33,858
23,328	2.96%, 01/01/2025 - 06/01/2030	23,414
44,126	2.97%, 01/01/2022 - 06/01/2030	44,761
19,619	2.98%, 07/01/2022	20,074
17,205	2.99%, 02/01/2022 - 01/01/2025	17,584
48,023	3.00%, 06/01/2027 - 02/01/2043	48,239
9,532	3.02%, 05/01/2022 - 06/01/2025	9,751
56,257	3.03%, 12/01/2021 - 04/01/2030	56,675
10,762	3.04%, 12/01/2018	10,852
12,968	3.05%, 04/01/2022 - 01/01/2025	13,268
7,497	3.06%, 02/01/2022	7,691
27,841	3.08%, 03/01/2022 - 04/01/2030	28,200
11,204	3.09%, 01/01/2022	11,493
5,700	3.10%, 07/01/2029	5,742
31,020	3.10%, 09/01/2025 - 05/01/2030	31,361
25,303	3.11%, 12/01/2024	25,987
52,620	3.12%, 01/01/2022 - 06/01/2035	53,037
47,234	3.13%, 04/01/2030 - 06/01/2030	47,462
45,050	3.14%, 02/01/2022 - 12/01/2026	46,257
9,319	3.15%, 07/01/2030	9,395
13,200	3.17%, 08/01/2025 - 02/01/2030	13,465
18,393	3.18%, 01/01/2026 - 06/01/2030	18,784
17,000	3.19%, 12/01/2026	17,417
7,080	3.20%, 01/01/2022	7,294
16,590	3.21%, 03/01/2022 - 03/01/2031	16,846
13,817	3.22%, 12/01/2026 - 04/01/2030	14,059
4,909	3.23%, 11/01/2020	5,036
20,000	3.24%, 12/01/2026	20,557
17,985	3.25%, 09/01/2026 - 07/01/2027	18,542
7,882	3.26%, 12/01/2026	8,114
6,634	3.27%, 11/01/2020	6,804
61,173	3.29%, 10/01/2020 - 11/01/2026	63,080
15,564	3.30%, 12/01/2026 - 07/01/2030	15,956
3,246	3.31%, 12/01/2021	3,355
9,976	3.33%, 09/01/2027	10,306

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
16,000	3.34%, 02/01/2027	16,803
11,573	3.35%, 09/01/2030	11,881
6,936	3.36%, 10/01/2020	7,130
7,740	3.37%, 09/01/2030	7,960
3,050	3.38%, 12/01/2023	3,177
2,934	3.40%, 10/01/2021	3,038
16,260	3.43%, 09/01/2020 - 11/01/2021	16,809
12,518	3.44%, 12/01/2021 - 10/01/2026	13,039
31,852	3.45%, 01/01/2024 - 04/01/2035	33,190
7,406	3.48%, 12/01/2020	7,646
182,078	3.50%, 10/01/2020 - 01/01/2044	187,522
9,000	3.51%, 08/01/2023	9,465
5,292	3.52%, 01/01/2018	5,286
6,863	3.54%, 12/01/2020	7,081
13,000	3.55%, 02/01/2030	13,568
3,169	3.56%, 01/01/2021	3,282
18,644	3.57%, 11/01/2034	19,320
22,544	3.59%, 10/01/2020 - 08/01/2023	23,503
1,596	3.60%, 09/01/2020	1,650
9,039	3.61%, 11/01/2034	9,462
6,682	3.63%, 10/01/2029 - 10/01/2035	7,019
4,842	3.64%, 01/01/2025	5,117
42,150	3.67%, 07/01/2023	44,454
3,147	3.70%, 12/01/2020	3,267
9,861	3.73%, 06/01/2018	9,891
9,585	3.74%, 07/01/2020 - 07/01/2023	10,024
3,798	3.76%, 12/01/2035	3,982
27,400	3.77%, 12/01/2025	29,188
24,123	3.77%, 09/01/2021	25,316
20,984	3.83%, 12/01/2020 - 12/01/2021	22,039
21,690	3.85%, 09/01/2020 - 09/01/2021	22,638
8,053	3.86%, 07/01/2021	8,450
9,950	3.87%, 01/01/2021	10,394
30,332	3.89%, 08/01/2020 - 09/01/2021	31,786
5,853	3.92%, 10/01/2020	6,103
5,532	3.92%, 09/01/2021	5,828
15,761	3.93%, 07/01/2020 - 01/01/2021	16,412
8,968	3.94%, 07/01/2021	9,453
8,592	3.95%, 09/01/2021	9,039
7,174	3.95%, 07/01/2020	7,452
8,264	3.96%, 08/01/2020	8,609
5,334	3.97%, 06/01/2021	5,613
4,474	3.99%, 07/01/2021	4,714
125,287	4.00%, 04/01/2020 - 03/01/2046	131,994
6,009	4.02%, 06/01/2021	6,344
5,659	4.05%, 01/01/2021 - 08/01/2021	5,957
8,500	4.06%, 07/01/2021	8,981
26,309	4.07%, 07/01/2020	27,442
15,150	4.07%, 10/01/2021	16,058
5,730	4.10%, 06/01/2021	6,053
14,195	4.13%, 11/01/2019 - 08/01/2021	14,845
14,417	4.16%, 03/01/2021	15,206
16,041	4.18%, 12/01/2019 - 09/01/2023	17,134
4,609	4.19%, 06/01/2021	4,884
17,354	4.24%, 11/01/2019 - 06/01/2021	18,348
15,784	4.25%, 04/01/2021	16,747
27,082	4.26%, 12/01/2019 - 07/01/2021	28,605
6,101	4.26%, 06/01/2021	6,439
12,244	4.28%, 01/01/2020	12,678
5,474	4.28%, 01/01/2021	5,785
4,684	4.30%, 06/01/2021	4,978
2,515	4.30%, 04/01/2021	2,668
7,607	4.31%, 07/01/2021	8,081
10,278	4.33%, 02/01/2021 - 04/01/2021	10,901
16,142	4.34%, 06/01/2021	17,218
12,788	4.36%, 05/01/2021	13,607
9,578	4.37%, 02/01/2020	9,987
13,940	4.38%, 04/01/2020	14,579
6,436	4.39%, 05/01/2021	6,816
57,664	4.40%, 02/01/2020	59,955
3,561	4.45%, 01/01/2021	3,760
8,071	4.48%, 06/01/2021	8,596
88,926	4.50%, 08/01/2021 - 03/01/2044	95,276
11,500	4.50%, 12/01/2019	11,918
5,133	4.54%, 01/01/2020 - 07/01/2026	5,488
8,589	4.55%, 08/01/2026	9,405
9,742	4.66%, 12/01/2026	10,688
8,957	4.76%, 08/01/2026	9,900
5,701	4.77%, 08/01/2026	6,259
1,428	5.00%, 04/01/2031 - 12/01/2032	1,568
1,222	5.50%, 10/01/2034 - 06/01/2039	1,296
1,524	6.00%, 02/01/2036 - 11/01/2048	1,646
1,363	6.50%, 04/01/2036 - 05/01/2037	1,504
808	7.00%, 02/01/2036 - 04/01/2037	904
124	8.00%, 11/01/2037	137
7	10.50%, 04/15/2019	8
	GNMA I, 30 Year, Single Family,
3,092	5.50%, 04/15/2033 - 09/15/2034	3,446
92	6.00%, 11/15/2028	103
2,032	6.50%, 01/15/2024 - 12/15/2035	2,326

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
4,115	7.00%, 08/15/2023 - 04/15/2037	4,744
438	7.50%, 11/15/2022 - 10/15/2037	505
13	8.00%, 08/15/2028	13
7	9.00%, 02/15/2020 - 11/15/2024	7
220	9.50%, 09/15/2018 - 12/15/2025	234
	GNMA II, 30 Year, Single Family,
3,242	3.75%, 07/20/2045	3,372
7,950	4.25%, 12/20/2044	8,500
1,821	5.50%, 09/20/2039	2,052
8,437	6.00%, 03/20/2028 - 08/20/2039	9,482
774	6.50%, 07/20/2029	886
335	7.00%, 08/20/2038	389
66	7.50%, 02/20/2028 - 09/20/2028	75
133	8.00%, 12/20/2025 - 09/20/2028	147
59	8.50%, 03/20/2025 - 05/20/2025	65
	GNMA II, Other,
2,979	3.75%, 09/20/2038 - 01/20/2039	3,119
4,365	4.46%, 05/20/2063 (z)	4,529
50	6.00%, 11/20/2038	54

	Total Mortgage-Backed Securities (Cost $4,045,937)	4,067,908

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,060	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.58%, 05/15/2039	3,954
2,400	State of California, Various Purpose, GO, 7.30%, 10/01/2039	3,560

		7,514

	New York — 0.2%
2,240	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.60%, 03/15/2040	2,807
	Port Authority of New York & New Jersey, Consolidated,
10,965	Series 164, Rev., 5.65%, 11/01/2040	14,191
3,780	Series 165, Rev., 5.65%, 11/01/2040	4,925
17,925	Series 174, Rev., 4.46%, 10/01/2062	20,472

		42,395

	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.50%, 02/15/2050	17,499
	Ohio State University, General Receipts,
1,000	Rev., 5.59%, 12/01/2114	1,189
3,478	Series A, Rev., 4.05%, 12/01/2056	3,593
9,576	Series A, Rev., 4.80%, 06/01/2111	10,575

		32,856

	Total Municipal Bonds (Cost $68,317)	82,765

Supranational — 0.1%
23,640	African Development Bank, 8.80%, 09/01/2019 (Cost $25,935)	26,196

U.S. Government Agency Securities — 2.6%
2,986	FFCB, 5.13%, 11/15/2018	3,085
9,865	FHLB, 5.50%, 07/15/2036	13,367
	Financing Corp. STRIPS,
59,680	1.30%, 05/11/2018 (n)	59,186
1,795	2.18%, 03/07/2019 (n)	1,752
1,688	2.25%, 04/06/2018 (n)	1,679
	FNMA,
8,071	4.62%, 05/15/2030	5,548
57,500	10.09%, 10/09/2019	55,373
11,944	Government Trust Certificate, Series 1-Z, 2.55%, 04/01/2019 (n)	11,630
	Resolution Funding Corp. STRIPS,
47,400	1.56%, 01/15/2021 (n)	44,452
108,649	1.68%, 10/15/2019 (n)	104,870
225,211	1.88%, 07/15/2020 (n)	213,586
50,759	1.95%, 10/15/2020 (n)	47,867
11,275	2.70%, 10/15/2027 (n)	8,587
30,700	2.83%, 01/15/2030 (n)	21,660
12,675	2.87%, 01/15/2026 (n)	10,202
18,250	3.07%, 04/15/2030 (n)	12,782
	Tennessee Valley Authority,
4,129	4.25%, 09/15/2065	4,770
2,632	4.63%, 09/15/2060	3,253
14,269	5.25%, 09/15/2039	18,932
3,711	5.50%, 12/15/2017	3,709
493	5.50%, 06/15/2038	666
7,668	5.88%, 04/01/2036	10,653
	Tennessee Valley Authority STRIPS,
3,500	3.37%, 12/15/2028 (n)	2,521
17,495	3.76%, 11/01/2025 (n)	14,136
2,242	4.46%, 06/15/2035 (n)	1,266
10,762	4.59%, 05/01/2019 (n)	10,454
3,119	4.86%, 07/15/2028 (n)	2,282

	Total U.S. Government Agency Securities (Cost $686,408)	688,268

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — 23.7%
	U.S. Treasury Bonds,
75,000	2.88%, 05/15/2043	75,771
50,000	2.88%, 08/15/2045	50,375
25,000	3.00%, 11/15/2045	25,792
228,240	3.63%, 08/15/2043	262,146
22,000	3.75%, 11/15/2043	25,800
583	3.81%, 11/15/2028	739
38,050	4.25%, 05/15/2039	47,546
76,320	4.38%, 11/15/2039	97,004
134,780	4.38%, 05/15/2040	171,587
7,861	4.50%, 05/15/2038	10,119
71,284	4.50%, 08/15/2039	92,054
41,800	5.00%, 05/15/2037	56,894
9,475	8.00%, 11/15/2021	11,624
14,932	8.13%, 05/15/2021	17,998
17,000	8.75%, 05/15/2020	19,845
54,785	8.75%, 08/15/2020	64,775
	U.S. Treasury Inflation Linked Bonds,
2,100	1.75%, 01/15/2028	2,750
3,587	2.50%, 01/15/2029	4,940
9,066	3.63%, 04/15/2028	17,971
	U.S. Treasury Inflation Linked Notes,
10,000	0.13%, 04/15/2019	10,488
22,231	0.13%, 01/15/2022	24,093
2,584	1.38%, 01/15/2020	3,023
	U.S. Treasury Notes,
10,788	1.00%, 11/30/2019	10,622
16,770	1.25%, 10/31/2018	16,707
18,500	1.25%, 02/29/2020	18,264
16,278	1.38%, 12/31/2018	16,221
10,000	1.38%, 05/31/2020	9,882
50,000	1.50%, 10/31/2019	49,723
100,000	1.50%, 02/28/2023	96,637
8,000	1.63%, 07/31/2019	7,980
5,000	1.75%, 10/31/2020	4,978
100,000	1.75%, 05/15/2023	97,695
2,500	2.00%, 11/30/2020	2,506
10,000	2.13%, 08/31/2020	10,064
175,991	2.63%, 08/15/2020	179,421
34,504	2.63%, 11/15/2020	35,210
12,681	2.75%, 12/31/2017	12,697
93,518	3.13%, 05/15/2019	95,385
	U.S. Treasury STRIPS Bonds,
123,537	1.94%, 05/15/2021 (n)	115,285
52,512	1.97%, 02/15/2020 (n)	50,497
10,990	1.97%, 08/15/2025 (n)	9,117
212,665	2.13%, 02/15/2021 (n)	199,837
88,900	2.25%, 11/15/2023 (n)	77,434
131,435	2.30%, 08/15/2023 (n)	115,269
59,076	2.41%, 02/15/2024 (n)	51,085
149,456	2.49%, 05/15/2022 (n)	135,872
105,800	2.56%, 08/15/2022 (n)	95,497
204,956	2.65%, 02/15/2022 (n)	187,571
265,487	2.74%, 08/15/2020 (n)	252,433
171,800	2.74%, 11/15/2022 (n)	153,952
108,421	2.77%, 08/15/2021 (n)	100,585
248,580	2.82%, 05/15/2023 (n)	219,570
51,591	2.84%, 08/15/2024 (n)	43,993
121,891	2.94%, 02/15/2034 (n)	78,180
54,049	2.95%, 05/15/2028 (n)	41,381
97,800	2.95%, 08/15/2032 (n)	65,664
254,322	2.99%, 02/15/2023 (n)	226,211
112,532	3.08%, 08/15/2028 (n)	85,507
172,788	3.12%, 11/15/2032 (n)	114,996
103,866	3.19%, 02/15/2032 (n)	70,792
14,870	3.21%, 05/15/2029 (n)	11,042
78,371	3.26%, 11/15/2021 (n)	72,234
246,297	3.29%, 05/15/2032 (n)	166,577
17,278	3.30%, 05/15/2024 (n)	14,840
7,608	3.36%, 08/15/2026 (n)	6,127
16,680	3.43%, 05/15/2035 (n)	10,300
93,350	3.46%, 05/15/2031 (n)	65,083
14,106	3.48%, 05/15/2018 (n)	14,005
36,300	3.50%, 02/15/2033 (n)	23,993
59,956	3.50%, 11/15/2029 (n)	43,838
38,512	3.50%, 08/15/2029 (n)	28,370
94,041	3.52%, 11/15/2026 (n)	75,163
21,613	3.54%, 11/15/2034 (n)	13,547
135,684	3.56%, 02/15/2027 (n)	107,845
81,052	3.59%, 02/15/2029 (n)	60,536
84,028	3.67%, 11/15/2027 (n)	65,217
70,188	3.68%, 08/15/2031 (n)	48,563
108,105	3.69%, 05/15/2033 (n)	70,847
98,421	3.72%, 11/15/2031 (n)	67,578
25,155	3.78%, 08/15/2034 (n)	15,884
25,906	3.86%, 02/15/2035 (n)	16,116
28,525	3.90%, 05/15/2034 (n)	18,148

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
89,733	4.03%, 08/15/2030 (n)	64,030
149,196	4.07%, 05/15/2020 (n)	142,708
72,252	4.15%, 02/15/2031 (n)	50,682
57,436	4.16%, 11/15/2030 (n)	40,674
127,498	4.19%, 08/15/2019 (n)	123,711
46,760	4.29%, 11/15/2028 (n)	35,209
102,499	4.33%, 05/15/2019 (n)	100,002
33,200	4.34%, 11/15/2024 (n)	28,119
6,700	4.61%, 02/15/2026 (n)	5,472
75,636	4.67%, 05/15/2030 (n)	54,417
45,886	4.75%, 08/15/2027 (n)	35,892
24,999	4.75%, 05/15/2026 (n)	20,296
31,937	4.88%, 08/15/2018 (n)	31,582
24,963	4.94%, 08/15/2033 (n)	16,254
1,525	5.37%, 08/15/2035 (n)	934
111,213	5.42%, 02/15/2030 (n)	80,685
33,709	5.61%, 11/15/2033 (n)	21,763
6,601	5.63%, 02/15/2025 (n)	5,548
7,309	6.55%, 05/15/2027 (n)	5,764
1,054	6.65%, 05/15/2036 (n)	632
	U.S. Treasury STRIPS Notes,
72,700	1.60%, 11/15/2019 (n)	70,199
149,370	1.65%, 02/15/2020 (n)	143,523
20,375	1.74%, 05/15/2019 (n)	19,876

	Total U.S. Treasury Obligations (Cost $6,212,926)	6,361,879

Loan Assignment — 0.1% (cc)
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
21,842	Lila Mexican Holdings LLC, Tranche B, (ICE LIBOR USD 1 Month + 3.00%), 4.25%, 08/11/2022 (aa) (bb) (Cost $21,298)	21,523

SHARES
Short-Term Investment — 2.5%
	Investment Company — 2.5%
665,018	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) (Cost $665,144)	665,151

	Total Investments — 99.7% (Cost $26,234,780)	26,709,211
	Other Assets in Excess of Liabilities — 0.3%	77,555

	NET ASSETS — 100.0%	$26,786,766

Percentages indicated are based on net assets.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2017.
CMBS	—	Commercial Mortgage Backed Security
CSMC	—	Credit Suisse Mortgage Trust
FFCB	—	Federal Farm Credit Bank
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
USD	—	United States Dollar
VA	—	Veterans Administration
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.

(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,255,015	$863,149	$3,118,164
Collateralized Mortgage Obligations	—	2,745,725	33,825	2,779,550
Commercial Mortgage-Backed Securities	—	1,498,039	79,934	1,577,973
Corporate Bonds
Consumer Discretionary	—	472,791	—	472,791
Consumer Staples	—	291,515	—	291,515
Energy	—	775,522	1,291	776,813
Financials	—	2,725,634	17,549	2,743,183
Health Care	—	420,833	—	420,833
Industrials	—	409,230	—	409,230
Information Technology	—	459,693	—	459,693
Materials	—	204,285	—	204,285
Real Estate	—	253,209	—	253,209
Telecommunication Services	—	399,917	—	399,917
Utilities	—	612,766	—	612,766

Total Corporate Bonds	—	7,025,395	18,840	7,044,235

Foreign Government Securities	—	275,599	—	275,599
Mortgage-Backed Securities	—	4,067,908	—	4,067,908
Municipal Bonds	—	82,765	—	82,765
Supranational	—	26,196	—	26,196
U.S. Government Agency Securities	—	688,268	—	688,268
U.S. Treasury Obligations	—	6,361,879	—	6,361,879
Loan Assignment
Consumer Discretionary	—	—	21,523	21,523
Short-Term Investment
Investment Company	665,151	—	—	665,151

Total Investments in Securities	$665,151	$25,026,789	$1,017,271	$26,709,211

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between level 1 and level 2 during the six months ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities:
Asset-Backed Securities	$1,036,793	$(3,199)	$8,713	$(3,376)	$264,955	$(505,972)	$105,983	$(40,748)	863,149
Collateralized Mortgage Obligations	59,842	43	(947)	(420)	—	(22,210)	—	(2,483)	33,825
Commercial Mortgage-Backed Securities	84,221	15	811	(1,768)	21,921	(14,848)	926	(11,344)	79,934
Corporate Bonds - Energy	—	—	(1)	3	1,473	(184)	—	—	1,291
Corporate Bonds - Financials	—	—	—	—	17,900	(351)	—	—	17,549
Loan Assignment - Consumer Discretionary	—	—	(158)	106	87	(12,145)	33,633	—	21,523

Total	$1,180,856	$(3,141)	$8,418	$(5,455)	$306,336	$(555,710)	$140,542	$(54,575)	$1,017,271

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $4,965,000.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$440,873	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (8.47%)
			Constant Default Rate	0.00% - 30.00% (0.50%)
			Yield (Discount Rate of Cash Flows)	1.77% - 8.14% (3.73%)

Asset-Backed Securities	440,873
	30,267	Discounted Cash Flow	PSA Prepayment Model	300.00% (300.00%)
			Constant Prepayment Rate	0.00% - 29.23% (13.86%)
			Constant Default Rate	0.00% - 8.63% (2.34%)
			Yield (Discount Rate of Cash Flows)	(0.44)% - 199.00% (7.03%)

Collateralized Mortgage Obligations	30,267
	52,436	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (11.87%)
			Yield (Discount Rate of Cash Flows)	1.76% - 8.78% (4.07%)

Commercial Mortgage-Backed Securities	52,436
	1,291	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.24% (3.24%)
			Liquidity Discount	1.00% (1.00%)

Corporate Bonds	1,291

Total	$524,867

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2017, the value of these investments was approximately $492,404,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 15.3%
73	Academic Loan Funding Trust, Series 2012-1A, Class A1, 2.13%, 12/27/2022 (e) (z)	74
	Air Canada Pass-Through Trust, (Canada),
807	Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	842
1,058	Series 2015-1, Class A, 3.60%, 03/15/2027 (e)	1,082
986	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.12%, 10/25/2056 (e) (bb)	984
7,597	AJAX Mortgage Loan Trust, Series 2017-A, Class A, SUB, 3.47%, 04/25/2057 (e) (bb)	7,619
	Ally Auto Receivables Trust,
6,000	Series 2015-2, Class D, 3.01%, 03/15/2022 (e)	6,029
5,700	Series 2016-1, Class D, 2.84%, 09/15/2022	5,718
4,038	Series 2017-3, Class C, 2.37%, 10/17/2022	4,011
	American Airlines Pass-Through Trust,
208	Series 2014-1A, Class A, 3.70%, 10/01/2026	212
1,028	Series 2016-2, Class A, 3.65%, 06/15/2028	1,044
974	Series 2016-2, Class AA, 3.20%, 06/15/2028	981
2,557	Series 2017-1, Class AA, 3.65%, 02/15/2029	2,650
409	Series 2017-2, Class AA, 3.35%, 10/15/2029	412
	American Credit Acceptance Receivables Trust,
10,000	Series 2016-2, Class C, 6.09%, 05/12/2022 (e)	10,488
6,975	Series 2016-3, Class C, 4.26%, 08/12/2022 (e)	7,055
6,956	Series 2016-4, Class C, 2.91%, 02/13/2023 (e) (bb)	6,963
12,002	Series 2017-2, Class C, 2.86%, 06/12/2023 (e)	11,948
7,321	Series 2017-2, Class D, 3.69%, 06/12/2023 (e)	7,362
23,121	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 09/15/2022	23,062
	American Homes 4 Rent Trust,
5,000	Series 2014-SFR3, Class D, 5.04%, 12/17/2036 (e) (bb)	5,349
17,745	Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (e) (bb)	20,017
1,250	Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (e) (bb)	1,361
2,250	Series 2015-SFR2, Class D, 5.04%, 10/17/2045 (e) (bb)	2,410
18,630	Series 2015-SFR2, Class E, 6.07%, 10/17/2045 (e) (bb)	20,784
	AmeriCredit Automobile Receivables Trust,
187	Series 2015-1, Class A3, 1.26%, 11/08/2019	188
830	Series 2015-2, Class A3, 1.27%, 01/08/2020	830
5,317	Series 2016-3, Class B, 1.80%, 10/08/2021 (bb)	5,287
11,300	Series 2017-2, Class D, 3.42%, 04/18/2023	11,403
20,124	Series 2017-4, Class D, 3.08%, 12/18/2023	20,019
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
146	Series 2003-5, Class A6, SUB, 5.04%, 04/25/2033 (bb)	146
18	Series 2003-13, Class AF6, SUB, 5.13%, 01/25/2034 (bb)	20
	AMSR Trust,
3,007	Series 2016-SFR1, Class E, 4.40%, 11/17/2033 (e) (z)	3,081
3,007	Series 2016-SFR1, Class F, 5.15%, 11/17/2033 (e) (z)	3,106
	Anchor Assets IX LLC,
15,300	Series 2016-1, Class A, 5.13%, 02/15/2020 (e) (bb)	15,300
10,250	Series 2016-1, Class B, 6.25%, 02/15/2020 (e) (bb)	10,250
7,130	APF 2016-1A B, Series 2016-1A, Class C, 8.00%, 02/16/2021 (z) (bb)	7,110
6,060	Arcadia Receivables Credit Trust, Series 2017-1, Class A, 3.25%, 06/15/2023 (e)	6,081
	B2R Mortgage Trust,
3,083	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	3,058
4,302	Series 2016-1, Class A, 2.57%, 06/15/2049 (e)	4,250
2	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.35%, 07/25/2028 (bb)	2
3,193	BCC Funding XIII LLC, Series 2016-1, Class A2, 2.20%, 12/20/2021 (e)	3,184
	Bear Stearns Asset-Backed Securities Trust,
289	Series 2003-SD2, Class 2A, 3.50%, 06/25/2043 (z) (bb)	275

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
263		Series 2006-SD1, Class A, 1.70%, 04/25/2036 (z) (bb)	257
15,734		BMW Vehicle Lease Trust, Series 2017-2, Class A3, 2.07%, 10/20/2020	15,717
152		Burlington Northern and Santa Fe Railway Co. Pass-Through Trust, Series 2000-2, 7.91%, 01/15/2020	157
395		BXG Receivables Note Trust, Series 2012-A, Class A, 2.66%, 12/02/2027 (e)	390
1,843		California Republic Auto Receivables Trust, Series 2016-2, Class A3, 1.56%, 07/15/2020	1,841
		CAM Mortgage Trust,
2,513		Series 2016-2, Class A1, SUB, 3.25%, 06/15/2057 (e) (bb)	2,514
4,001		Series 2017-1, Class A1, SUB, 3.22%, 08/01/2057 (e) (bb)	3,999
		Camillo Issuer LLC,
9,848		Series 2016-SFR, Class 1A1, 5.00%, 12/05/2023 (bb)	9,826
21,953		Series 2017-SFR1, Class A, 5.50%, 06/05/2027 (e) (bb)	21,953
		CarFinance Capital Auto Trust,
2,500		Series 2014-1A, Class C, 3.45%, 04/15/2020 (e)	2,520
3,193		Series 2014-2A, Class B, 2.64%, 11/16/2020 (e)	3,194
2,750		Series 2014-2A, Class C, 3.24%, 11/16/2020 (e)	2,746
4,000		Series 2014-2A, Class D, 4.28%, 11/16/2020 (e)	4,004
3,900		Series 2015-1A, Class C, 3.58%, 06/15/2021 (e)	3,942
5,400		Series 2015-1A, Class D, 4.66%, 06/15/2021 (e)	5,411
1,070		Series 2015-1A, Class E, 5.49%, 01/18/2022 (e) (bb)	1,079
		CarMax Auto Owner Trust,
3,011		Series 2017-1, Class C, 2.84%, 10/17/2022	3,017
4,929		Series 2017-1, Class D, 3.43%, 07/17/2023	4,939
7,240		Carnow Auto Receivables Trust, Series 2016-1A, Class C, 5.11%, 02/15/2021 (e) (bb)	7,360
		Centex Home Equity Loan Trust,
84		Series 2001-B, Class A6, 6.36%, 07/25/2032 (bb)	85
134		Series 2002-C, Class AF4, SUB, 4.98%, 06/25/2031 (bb)	135
121		Series 2003-B, Class AF4, SUB, 3.74%, 02/25/2032 (bb)	122
2,000		CIG Auto Receivables Trust, Series 2017-1A, Class C, 5.33%, 12/16/2024 (e)	1,996
3,000		Citi Held For Asset Issuance, Series 2016-PM1, Class B, 7.67%, 04/15/2025 (e)	3,080
1,372		Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/2039	1,815
128		Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.95%, 04/25/2032 (e) (bb)	127
		CLUB Credit Trust,
1,557		Series 2017-NP1, Class A, 2.39%, 04/17/2023 (e)	1,557
3,173		Series 2017-NP1, Class B, 3.17%, 04/17/2023 (e)	3,179
5,400		Series 2017-NP1, Class C, 5.13%, 04/17/2023 (e)	5,451
		Colony American Finance Ltd., (Cayman Islands),
2,664		Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	2,655
9,807		Series 2016-2, Class A, 2.55%, 11/15/2048 (e)	9,628
5,000		Conix Mortgage Asset Trust, Series 2013-1, Class M1, 5.07%, 12/25/2047 (d) (e) (z) (bb)	285
462		Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 03/15/2021 (e) (bb)	463
		Continental Airlines Pass-Through Trust,
211		Series 2003-ERJ1, 7.88%, 07/02/2018	213
174		Series 2004-ERJ1, 9.56%, 09/01/2019	183
–	(h)	Series 2006-ERJ1, 9.32%, 11/01/2019 (e)	—	(h)
10,468		COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, 2.87%, 06/25/2040 (e) (z) (bb)	957
		CPS Auto Receivables Trust,
2,099		Series 2016-B, Class B, 3.18%, 09/15/2020 (e)	2,114
12,600		Series 2016-C, Class C, 3.27%, 06/15/2022 (e)	12,648
2,884		Series 2017-B, Class C, 2.92%, 02/15/2022 (e)	2,879
6,975		Series 2017-B, Class D, 3.95%, 03/15/2023 (e)	7,016
		CPS Auto Trust,
2,685		Series 2017-A, Class A, 1.68%, 08/17/2020 (e)	2,681

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
1,470	Series 2017-A, Class C, 3.31%, 12/15/2022 (e)	1,476
840	Series 2017-A, Class D, 4.61%, 12/15/2022 (e)	856
	Credit Acceptance Auto Loan Trust,
6,048	Series 2016-3A, Class C, 3.60%, 04/15/2025 (e) (bb)	6,105
3,973	Series 2017-1A, Class A, 2.56%, 10/15/2025 (e)	3,970
1,742	Series 2017-1A, Class B, 3.04%, 12/15/2025 (e)	1,734
1,460	Series 2017-1A, Class C, 3.48%, 02/17/2026 (e)	1,466
1,621	Series 2017-2A, Class C, 3.35%, 06/15/2026 (e)	1,606
30,933	Series 2017-3A, Class A, 2.65%, 06/15/2026 (e)	31,116
62	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.51%, 08/25/2032 (bb)	63
67	CWABS Asset-Backed Certificates Trust, Series 2004-13, Class MV8, 3.88%, 01/25/2035 (z) (bb)	2
	CWABS, Inc. Asset-Backed Certificates,
297	Series 2004-1, Class 3A, 1.89%, 04/25/2034 (z) (bb)	292
234	Series 2004-1, Class M1, 2.08%, 03/25/2034 (z) (bb)	235
39	Series 2004-1, Class M2, 2.15%, 03/25/2034 (z) (bb)	39
450	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, 2.23%, 10/25/2034 (z)	443
	Delta Air Lines Pass-Through Trust,
1,211	Series 2007-1, Class A, 6.82%, 08/10/2022	1,381
165	Series 2012-1, Class A, 4.75%, 05/07/2020	173
186	Series 2012-1, Class B, 6.88%, 05/07/2019 (e)	194
3,897	Diamond Resorts Owner Trust, Series 2017-1A, Class B, 4.11%, 10/22/2029 (e) (bb)	3,877
	Drive Auto Receivables Trust,
2,943	Series 2015-AA, Class D, 4.12%, 07/15/2022 (e)	2,994
5,900	Series 2015-DA, Class D, 4.59%, 01/17/2023 (e) (bb)	6,053
5,829	Series 2016-CA, Class D, 4.18%, 03/15/2024 (e)	6,004
7,086	Series 2017-1, Class C, 2.84%, 04/15/2022	7,124
8,047	Series 2017-1, Class D, 3.84%, 03/15/2023	8,196
17,295	Series 2017-3, Class C, 2.80%, 07/15/2022	17,331
1,428	Series 2017-AA, Class B, 2.51%, 01/15/2021 (e)	1,433
2,471	Series 2017-AA, Class C, 2.98%, 01/18/2022 (e)	2,489
3,217	Series 2017-AA, Class D, 4.16%, 05/15/2024 (e)	3,301
2,486	Series 2017-BA, Class B, 2.20%, 05/15/2020 (e)	2,490
6,831	Series 2017-BA, Class C, 2.61%, 08/16/2021 (e)	6,846
5,970	Series 2017-BA, Class D, 3.72%, 10/17/2022 (e)	6,013
15,290	Series 2017-BA, Class E, 5.30%, 07/15/2024 (e)	15,702
	DT Auto Owner Trust,
5,727	Series 2015-1A, Class D, 4.26%, 02/15/2022 (e)	5,811
5,000	Series 2016-1A, Class D, 4.66%, 12/15/2022 (e) (bb)	5,102
974	Series 2016-2A, Class C, 3.67%, 01/18/2022 (e)	982
8,359	Series 2016-3A, Class B, 2.65%, 07/15/2020 (e)	8,369
6,000	Series 2016-3A, Class C, 3.15%, 03/15/2022 (e)	6,019
16,520	Series 2016-3A, Class D, 4.52%, 06/15/2023 (e)	16,839
1,713	Series 2016-4A, Class B, 2.02%, 08/17/2020 (e)	1,712
2,962	Series 2016-4A, Class D, 3.77%, 10/17/2022 (e)	2,964
3,551	Series 2017-1A, Class D, 3.55%, 11/15/2022 (e)	3,557
8,500	Series 2017-1A, Class E, 5.79%, 02/15/2024 (e)	8,642
6,048	Series 2017-2A, Class C, 3.03%, 01/17/2023 (e)	6,057
8,750	Series 2017-2A, Class E, 6.03%, 01/15/2024 (e)	8,946
8,295	Series 2017-3A, Class E, 5.60%, 08/15/2024 (e)	8,382
4,423	Series 2017-4A, Class C, 2.86%, 07/17/2023 (e)	4,422

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
8,285	Series 2017-4A, Class D, 3.47%, 07/17/2023 (e)	8,283
28,113	Elara HGV Timeshare Issuer LLC, Series 2017-A, Class A, 2.69%, 03/25/2030 (e)	27,967
274	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, 5.05%, 09/25/2033 (z) (bb)	277
	Exeter Automobile Receivables Trust,
809	Series 2014-2A, Class C, 3.26%, 12/16/2019 (e)	813
903	Series 2014-3A, Class B, 2.77%, 11/15/2019 (e)	904
2,150	Series 2015-2A, Class D, 5.79%, 05/16/2022 (e) (bb)	2,169
6,884	Series 2015-3A, Class C, 4.83%, 08/16/2021 (e)	7,044
445	Series 2016-1A, Class C, 5.52%, 10/15/2021 (e)	458
1,871	Series 2016-3A, Class A, 1.84%, 11/16/2020 (e)	1,871
3,480	Series 2016-3A, Class B, 2.84%, 08/16/2021 (e)	3,480
9,400	Series 2016-3A, Class D, 6.40%, 07/17/2023 (e)	9,735
4,565	Series 2017-1A, Class B, 3.00%, 12/15/2021 (e) (bb)	4,557
1,885	Series 2017-1A, Class C, 3.95%, 12/15/2022 (e) (bb)	1,905
3,465	Series 2017-2A, Class B, 2.82%, 05/16/2022 (e)	3,462
9,065	Series 2017-2A, Class C, 3.93%, 04/17/2023 (e)	9,162
8,000	Series 2017-2A, Class D, 6.39%, 02/15/2024 (e)	8,289
8,221	Series 2017-3A, Class C, 3.68%, 07/17/2023 (e)	8,207
	First Investors Auto Owner Trust,
5,000	Series 2016-2A, Class B, 2.21%, 07/15/2022 (e) (bb)	4,946
5,000	Series 2016-2A, Class C, 2.53%, 07/15/2022 (e) (bb)	4,948
3,500	Series 2016-2A, Class D, 3.35%, 11/15/2022 (e)	3,474
3,454	Series 2017-3A, Class B, 2.72%, 04/17/2023 (e)	3,447
5,458	Series 2017-3A, Class C, 3.00%, 01/16/2024 (e)	5,456
5,096	Series 2017-3A, Class D, 3.44%, 03/15/2024 (e)	5,095
1,300	Series 2017-3A, Class E, 4.92%, 08/15/2024 (e)	1,300
7,257	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	7,224
	Flagship Credit Auto Trust,
4,000	Series 2014-1, Class C, 3.34%, 04/15/2020 (e)	4,034
3,901	Series 2014-2, Class B, 2.84%, 11/16/2020 (e)	3,914
4,337	Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	4,403
6,695	Series 2015-3, Class D, 7.12%, 11/15/2022 (e)	7,097
6,000	Series 2016-2, Class C, 6.22%, 09/15/2022 (e)	6,360
4,183	Series 2017-1, Class B, 2.83%, 03/15/2023 (e)	4,201
2,704	Series 2017-1, Class C, 3.22%, 05/15/2023 (e)	2,698
1,313	Series 2017-1, Class D, 4.23%, 05/15/2023 (e)	1,339
3,500	Series 2017-1, Class E, 6.46%, 12/15/2023 (e)	3,639
3,630	Series 2017-2, Class E, 5.55%, 07/15/2024 (e)	3,670
5,872	Series 2017-4, Class B, 2.66%, 10/17/2022 (e)	5,871
5,720	Series 2017-4, Class C, 2.92%, 11/15/2023 (e)	5,719
2,630	Series 2017-4, Class D, 3.58%, 01/15/2024 (e)	2,629
11,248	Series 2017-R, Class B, 8.00%, 05/17/2023 (e) (bb)	11,248
4,348	Ford Credit Auto Lease Trust, Series 2017-B, Class A3, 2.03%, 12/15/2020	4,339
710	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.28%, 09/15/2019	709
508	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, 6.70%, 04/25/2029 (z) (bb)	545
	GLS Auto Receivables Trust,
6,000	Series 2016-1A, Class C, 6.90%, 10/15/2021 (e)	6,133
4,000	Series 2017-1A, Class D, 5.50%, 06/17/2024 (e)	4,048
	GMAT Trust,
213	Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	213
5,000	Series 2013-1A, Class M, 5.00%, 11/25/2043 (e) (z) (bb)	4,216

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
9,400	GO Financial Auto Securitization Trust, Series 2015-1, Class C, 5.76%, 03/15/2021 (e)	9,388
3,145	Golden Bear LLC, Series 2016-R, Class R, 5.65%, 09/20/2047 (e) (bb)	3,182
	Goodgreen Trust,
1,798	Series 2016-1A, Class B, 5.24%, 10/15/2052 (e) (bb)	1,817
2,317	Series 2017-1A, Class A, 3.74%, 10/15/2052 (e)	2,330
14,213	Series 2017-2A, Class A, 3.26%, 10/15/2053 (e)	14,211
	Green Tree Agency Advance Funding Trust I,
2,965	Series 2016-T1, Class BT1, 3.12%, 10/15/2048 (e) (bb)	2,946
3,842	Series 2016-T1, Class DT1, 4.06%, 10/15/2048 (e) (bb)	3,818
	Hero Funding, (Cayman Islands),
8,640	Series 2017-3A, Class A1, 3.19%, 09/20/2048 (e)	8,637
7,115	Series 2017-3A, Class A2, 3.95%, 09/20/2048 (e)	7,292
	HERO Funding II, (Cayman Islands),
1,476	Series 2016-3B, Class B, 5.24%, 09/20/2042 (e) (bb)	1,501
9,979	Series 2016-4B, Class B, 5.75%, 09/20/2047 (e) (bb)	10,014
	HERO Funding Trust,
6,681	Series 2015-3A, Class A, 4.28%, 09/20/2041 (e)	6,895
3,004	Series 2016-3A, Class A1, 3.08%, 09/20/2042 (e)	2,960
8,162	Series 2017-1A, Class A2, 4.46%, 09/20/2047 (e)	8,423
8,799	Series 2017-2A, Class A2, 4.07%, 09/20/2048 (e)	8,989
8,538	Hero Residual Funding, (Cayman Islands), Series 2016-1R, Class A1, 4.50%, 09/21/2042 (e)	8,495
69	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.26%, 07/25/2028 (bb)	69
558	Honda Auto Receivables Owner Trust, Series 2015-1, Class A3, 1.05%, 10/15/2018	558
287	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.05%, 04/15/2019	286
	Kabbage Asset Securitization LLC,
6,415	Series 2017-1, Class B, 5.79%, 03/15/2022 (e) (bb)	6,618
10,000	Series 2017-1, Class C, 8.00%, 03/15/2022 (e) (bb)	10,579
	KGS-Alpha SBA COOF Trust,
15,504	Series 2012-2, Class A, IO, 0.76%, 08/25/2038 (e) (z) (bb)	370
17,396	Series 2012-4, Class A, IO, 1.06%, 09/25/2037 (e) (z) (bb)	506
11,653	Series 2013-2, Class A, IO, 1.73%, 03/25/2039 (e) (z) (bb)	493
	LendingClub Issuance Trust,
614	Series 2016-NP1, Class A, 3.75%, 06/15/2022 (e)	616
1,642	Series 2016-NP2, Class A, 3.00%, 01/17/2023 (e)	1,646
	Lendmark Funding Trust,
7,500	Series 2016-2A, Class A, 3.26%, 04/21/2025 (e)	7,533
5,625	Series 2016-2A, Class B, 4.66%, 04/21/2025 (e) (bb)	5,714
5,819	Series 2017-1A, Class A, 2.83%, 01/22/2024 (e)	5,817
3,000	Series 2017-2A, Class B, 3.38%, 05/20/2026 (e)	3,000
4,300	Series 2017-2A, Class C, 4.33%, 05/20/2026 (e)	4,299
69	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, 2.38%, 02/25/2034 (z) (bb)	69
	LV Tower 52 Issuer,
14,287	Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	14,288
16,521	Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	16,521
5,412	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.62%, 02/20/2029 (e)	5,428
	Marlette Funding Trust,
1,601	Series 2016-1A, Class A, 3.06%, 01/17/2023 (e)	1,605
6,741	Series 2016-1A, Class B, 4.78%, 01/17/2023 (e)	6,872
4,823	Series 2017-1A, Class A, 2.83%, 03/15/2024 (e)	4,843
25,352	Series 2017-3A, Class A, 2.36%, 12/15/2024 (e)	25,338
	Mid-State Capital Corp. Trust,
143	Series 2005-1, Class A, 5.75%, 01/15/2040	155
3,407	Series 2005-1, Class M1, 6.11%, 01/15/2040 (bb)	3,652

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
1,668	Series 2006-1, Class A, 5.79%, 10/15/2040 (e)	1,870
2,023	Series 2006-1, Class M1, 6.08%, 10/15/2040 (e) (bb)	2,272
808	Series 2006-1, Class M2, 6.74%, 10/15/2040 (e) (bb)	917
306	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, 3.58%, 03/25/2033 (z) (bb)	298
3,291	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.19%, 11/25/2022 (e)	3,299
	Nationstar HECM Loan Trust,
1,155	Series 2016-2A, Class A, 2.24%, 06/25/2026 (e) (z)	1,156
6,299	Series 2016-2A, Class M1, 3.60%, 06/25/2026 (e) (z)	6,322
9,502	Series 2016-3A, Class M1, 3.15%, 08/25/2026 (e) (bb)	9,528
1,020	Series 2017-1A, Class M1, 2.94%, 05/25/2027 (e) (bb)	1,021
	New Century Home Equity Loan Trust,
568	Series 2003-5, Class AI6, SUB, 5.13%, 11/25/2033 (bb)	575
610	Series 2005-1, Class M1, 2.00%, 03/25/2035 (z) (bb)	609
10,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (e)	9,916
354	New Valley Generation V, 4.93%, 01/15/2021	376
	NRPL Trust,
8,026	Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e) (bb)	8,046
3,278	Series 2015-2A, Class A2, SUB, 3.75%, 10/25/2057 (e) (bb)	3,267
1,318	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class CT1, 3.84%, 06/15/2049 (e)	1,320
6,725	Ocwen Master Advance Receivables Trust, Series 2016-T2, Class DT2, 4.45%, 08/16/2049 (e) (bb)	6,560
	OnDeck Asset Securitization Trust II LLC,
1,130	Series 2016-1A, Class A, 4.21%, 05/17/2020 (e)	1,134
1,823	Series 2016-1A, Class B, 7.63%, 05/17/2020 (e)	1,871
	OneMain Direct Auto Receivables Trust,
1,763	Series 2016-1A, Class A, 2.04%, 01/15/2021 (e)	1,764
10,000	Series 2016-1A, Class C, 4.58%, 09/15/2021 (e)	10,083
	OneMain Financial Issuance Trust,
26	Series 2014-2A, Class A, 2.47%, 09/18/2024 (e)	26
3,944	Series 2014-2A, Class C, 4.33%, 09/18/2024 (e) (bb)	3,961
5,267	Series 2014-2A, Class D, 5.31%, 09/18/2024 (e) (bb)	5,327
7,020	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	7,067
7,435	Series 2015-1A, Class C, 5.12%, 03/18/2026 (e)	7,535
6,120	Series 2015-2A, Class C, 4.32%, 07/18/2025 (e) (bb)	6,116
4,970	Series 2016-1A, Class A, 3.66%, 02/20/2029 (e)	5,079
4,000	Series 2016-1A, Class B, 4.57%, 02/20/2029 (e)	4,120
7,400	Series 2016-1A, Class C, 6.00%, 02/20/2029 (e)	7,668
1,622	Oportun Funding II LLC, Series 2016-A, Class B, 6.41%, 03/08/2021 (e) (bb)	1,646
	Oportun Funding III LLC,
4,000	Series 2016-B, Class A, 3.69%, 07/08/2021 (e)	4,028
2,394	Series 2016-B, Class B, 5.16%, 07/08/2021 (e)	2,430
2,171	Oportun Funding IV LLC, Series 2016-C, Class B, 4.85%, 11/08/2021 (e) (bb)	2,194
3,915	Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 06/08/2023 (e)	3,908
4,452	Prestige Auto Receivables Trust, Series 2016-2A, Class D, 3.91%, 11/15/2022 (e)	4,477
	Progress Residential Trust,
10,701	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	10,673
5,000	Series 2015-SFR2, Class D, 3.68%, 06/12/2032 (e) (bb)	5,016
3,602	Series 2015-SFR2, Class E, 4.43%, 06/12/2032 (e) (bb)	3,643
3,154	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e)	3,249
5,580	Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (e)	5,837
1,529	Series 2017-SFR2, Class D, 3.60%, 12/17/2034 (e)	1,504
7,851	Series 2017-SFR2, Class E, 4.14%, 12/17/2034 (e)	7,775

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
4,133	Series 2017-SFR2, Class F, 4.84%, 12/17/2034 (e)	4,120
	Prosper Marketplace Issuance Trust,
3,597	Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	3,610
5,271	Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	5,281
16,866	Series 2017-3A, Class B, 3.36%, 11/15/2023 (e)	16,852
895	Purchasing Power Funding LLC, Series 2016-A, 5.99%, 02/27/2019 (e) (z) (bb)	895
10,300	RCM Fund 1 Issuer LLC, Series 2017-1, Class A, 5.50%, 10/25/2021 (e) (bb)	10,300
5,385	RCO Trust, Series 2016-SFR1, Class M1, 4.50%, 11/25/2051 (e) (z) (bb)	5,375
	Renew, (Cayman Islands),
3,182	Series 2017-1A, Class A, 3.67%, 09/20/2052 (e)	3,179
4,316	Series 2017-1A, Class B, 5.75%, 09/20/2052 (e) (bb)	4,396
34,245	Series 2017-2A, Class A, 3.22%, 09/22/2053 (e)	34,087
12,754	Rice Park Financing Trust, Series 2016-A, Class A, 4.63%, 10/31/2041 (e) (bb)	12,754
	Santander Drive Auto Receivables Trust,
9,699	Series 2017-1, Class B, 2.10%, 06/15/2021	9,678
7,916	Series 2017-1, Class C, 2.58%, 05/16/2022	7,904
10,148	Series 2017-1, Class D, 3.17%, 04/17/2023	10,174
223	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.44%, 01/25/2036 (bb)	200
1,085	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 01/18/2022 (e)	1,087
2,134	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	2,148
1,275	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, 1.41%, 06/25/2037 (z) (bb)	914
827	Spirit Airlines Pass Through Trust, Series 2017-1AA, 3.38%, 02/15/2030	825
	Springleaf Funding Trust,
5,808	Series 2015-AA, Class C, 5.04%, 11/15/2024 (e) (bb)	5,868
5,800	Series 2015-AA, Class D, 6.31%, 11/15/2024 (e) (bb)	5,869
14,000	Series 2016-AA, Class C, 4.72%, 11/15/2029 (e)	13,836
9,290	Spruce ABS Trust, Series 2016-E1, Class B, 6.90%, 06/15/2028 (e) (bb)	9,385
3	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, 1.42%, 06/25/2037 (z) (bb)	3
4,678	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.57%, 05/15/2021 (e)	4,679
	Tricolor Auto Securitization Trust,
4,734	Series 2017-1, Class A, 5.09%, 05/15/2020 (e) (bb)	4,734
10,190	Series 2017-1, Class B, 9.60%, 08/15/2022 (e) (bb)	10,151
3,083	Tricon American Homes Trust, Series 2016-SFR1, Class C, 3.49%, 11/17/2033 (e) (bb)	3,086
30,750	U.S. Residential Opportunity Fund II Trust, Series 2017-1II, Class A, SUB, 3.35%, 11/27/2037 (e)	30,750
33,565	U.S. Residential Opportunity Fund IV Trust, Series 2017-1III, Class A, SUB, 3.35%, 11/27/2037 (e)	33,565
	UAL Pass-Through Trust,
1,060	Series 2007-1, 6.64%, 07/02/2022	1,152
360	Series 2007-1, 7.34%, 07/02/2019	384
3,106	Union Pacific Railroad Co. Pass-Through Trust, Series 2015-1, 2.70%, 05/12/2027	3,039
	United Airlines Pass-Through Trust,
170	Series 2013-1, Class A, 4.30%, 08/15/2025	181
348	Series 2016-1, Class A, 3.45%, 07/07/2028	354
336	Series 2016-1, Class AA, 3.10%, 07/07/2028	336
1,800	Series 2016-2, Class AA, 2.88%, 10/07/2028	1,758
	United Auto Credit Securitization Trust,
6,000	Series 2016-1, Class D, 4.68%, 07/15/2020 (e)	6,044
3,750	Series 2016-1, Class E, 7.10%, 05/16/2022 (e)	3,837
3,000	Series 2016-2, Class E, 5.50%, 01/10/2023 (e)	3,034
	Upstart Securitization Trust,
3,858	Series 2017-1, Class A, 2.64%, 06/20/2024 (e)	3,854
12,191	Series 2017-2, Class A, 2.51%, 03/20/2025 (e)	12,180

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
816	US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/2021	862
6,377	USASF Receivables LLC, Series 2017-1, Class B, 7.63%, 09/15/2030 (e) (bb)	6,377
	Verizon Owner Trust,
7,543	Series 2016-2A, Class A, 1.68%, 05/20/2021 (e)	7,501
12,976	Series 2017-2A, Class A, 1.92%, 12/20/2021 (e)	12,920
	Veros Automobile Receivables Trust,
5,866	Series 2017-1, Class A, 2.84%, 04/17/2023 (e)	5,862
9,920	Series 2017-1, Class B, 3.98%, 04/17/2023 (e)	9,888
9,300	VM DEBT LLC, Series 2017-1, Class A, 6.50%, 10/02/2024 (e) (bb)	9,300
	VOLT LIV LLC,
2,651	Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	2,665
6,000	Series 2017-NPL1, Class A2, SUB, 6.00%, 02/25/2047 (e) (bb)	6,033
2,894	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	2,906
4,144	VOLT LV LLC, Series 2017-NPL2, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	4,162
6,803	VOLT LVI LLC, Series 2017-NPL3, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	6,848
5,160	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.38%, 04/25/2047 (e) (bb)	5,189
7,449	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.38%, 05/28/2047 (e) (bb)	7,473
30,230	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 04/25/2059 (e)	30,339
4,986	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e)	4,994
25,945	VOLT LXIV LLC, Series 2017-NP11, Class A1, SUB, 3.38%, 10/25/2047 (e)	25,943
2,968	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.38%, 11/27/2045 (e) (bb)	2,978
4,395	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	4,393
	Westgate Resorts LLC,
854	Series 2014-1A, Class C, 5.50%, 12/20/2026 (e)	866
2,165	Series 2015-1A, Class B, 3.50%, 05/20/2027 (e) (bb)	2,166
	Westlake Automobile Receivables Trust,
3,260	Series 2016-1A, Class E, 6.52%, 06/15/2022 (e) (bb)	3,356
3,937	Series 2016-2A, Class C, 2.83%, 05/17/2021 (e)	3,953
2,402	Series 2017-1A, Class D, 3.46%, 10/17/2022 (e)	2,417
4,750	Series 2017-1A, Class E, 5.05%, 08/15/2024 (e)	4,835

	Total Asset-Backed Securities (Cost $1,711,497)	1,715,828

Collateralized Mortgage Obligations — 4.4%
1,719	Access PT Funding Trust, Series 2016-1, 6.25%, 02/16/2021 (bb)	1,719
71	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, 1.56%, 09/25/2035 (z)	71
	Alternative Loan Trust,
49	Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	50
768	Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	790
372	Series 2005-23CB, Class A2, 5.50%, 07/25/2035	348
1,877	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,778
658	Series 2005-86CB, Class A11, 5.50%, 02/25/2036	582
39	Series 2005-J6, Class 2A1, 5.50%, 07/25/2025	39
188	Series 2006-26CB, Class A9, 6.50%, 09/25/2036	157
56	American General Mortgage Loan Trust, Series 2006-1, Class A5, 5.75%, 12/25/2035 (e) (z)	58
	Angel Oak Mortgage Trust LLC,
1,147	Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	1,143
800	Series 2015-1, Class M, SUB, 5.50%, 11/25/2045 (e) (bb)	796
1,166	Series 2017-1, Class A3, 3.64%, 01/25/2047 (e) (z)	1,173
11,080	Aqua Finance Trust, Series 2017-A, Class A, 3.72%, 11/15/2035 (e)	11,079
2,051	Avaya, Inc., 9.25%, 05/30/2025 (bb)	2,051
65	Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.00%, 07/25/2019	65
	Banc of America Funding Trust,
1,500	Series 2005-5, Class 3A5, 5.50%, 08/25/2035	1,511
86	Series 2005-7, Class 30PO, PO, 11/25/2035	71

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
395		Series 2005-E, Class 4A1, 3.52%, 03/20/2035 (z)	401
		Banc of America Mortgage Trust,
57		Series 2004-2, Class 2A4, 5.50%, 03/25/2034	57
191		Series 2004-F, Class 1A1, 3.77%, 07/25/2034 (z)	195
14		Series 2005-11, Class 15PO, PO, 12/25/2020 (bb)	13
48		BCAP LLC Trust, Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (e) (z)	49
69		Bear Stearns ARM Trust, Series 2003-7, Class 3A, 3.39%, 10/25/2033 (z)	68
2		Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.25%, 03/25/2031 (z)	2
1,442		Chase Mortgage Finance Trust, Series 2007-A2, Class 2A1, 3.58%, 07/25/2037 (z)	1,464
		CHL Mortgage Pass-Through Trust,
208		Series 2004-3, Class A25, 5.75%, 04/25/2034	205
284		Series 2004-5, Class 2A9, 5.25%, 05/25/2034	285
50		Series 2004-8, Class 2A1, 4.50%, 06/25/2019	51
38		Series 2004-J1, Class 2A1, 4.75%, 01/25/2019	37
314		Series 2004-J7, Class 2A2, 4.50%, 08/25/2019	316
479		Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (z)	420
35		Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/2021	36
997		Citigroup Mortgage Loan Trust, Series 2009-3, Class 5A2, 6.00%, 02/25/2037 (e) (z)	1,037
		Citigroup Mortgage Loan Trust, Inc.,
1		Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	2
114		Series 2004-HYB4, Class AA, 1.66%, 12/25/2034 (z)	105
162		Series 2004-UST1, Class A3, 3.29%, 08/25/2034 (z)	164
		Credit Suisse First Boston Mortgage Securities Corp.,
223		Series 2005-1, Class 1A16, 5.50%, 02/25/2035	225
36		Series 2005-7, Class 5A1, 4.75%, 08/25/2020	36
		CSFB Mortgage-Backed Pass-Through Certificates,
41		Series 2003-29, Class 8A1, 6.00%, 11/25/2018	41
151		Series 2004-4, Class 5A4, IF, IO, 6.22%, 08/25/2034 (z) (bb)	1
421		Series 2005-10, Class 6A13, 5.50%, 11/25/2035	357
260		Series 2005-10, Class 10A4, 6.00%, 11/25/2035	158
119		CSMC, Series 2010-11R, Class A6, 2.34%, 06/28/2047 (e) (z)	118
		CVS Pass-Through Trust,
405		5.77%, 01/10/2033 (e)	452
320		8.35%, 07/10/2031 (e)	414
47		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/2035 (bb)	40
240		DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.75%, 01/25/2024	241
		FHLMC - GNMA,
52		Series 23, Class KZ, 6.50%, 11/25/2023	56
355		Series 24, Class J, 6.25%, 11/25/2023	380
58		Series 31, Class Z, 8.00%, 04/25/2024	64
		FHLMC REMIC,
2		Series 38, Class D, 9.50%, 05/15/2020	2
1		Series 81, Class A, 8.13%, 11/15/2020	1
1		Series 84, Class F, 9.20%, 10/15/2020	1
1		Series 109, Class I Shares, 9.10%, 01/15/2021	1
–	(h)	Series 198, Class Z, 8.50%, 09/15/2022	—	(h)
33		Series 1316, Class Z, 8.00%, 06/15/2022	36
11		Series 1343, Class LB, 7.50%, 08/15/2022	12
–	(h)	Series 1351, Class TF, IO, 1,010.00%, 08/15/2022	4
21		Series 1456, Class Z, 7.50%, 01/15/2023	23
158		Series 1543, Class VN, 7.00%, 07/15/2023	170
140		Series 1577, Class PV, 6.50%, 09/15/2023	151
256		Series 1608, Class L Shares, 6.50%, 09/15/2023	283
261		Series 1611, Class Z, 6.50%, 11/15/2023	283
214		Series 1628, Class LZ, 6.50%, 12/15/2023	228
105		Series 1630, Class PK, 6.00%, 11/15/2023	112

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
267	Series 1671, Class I Shares, 7.00%, 02/15/2024	282
16	Series 1671, Class QC, IF, 10.00%, 02/15/2024 (z)	21
22	Series 1695, Class G, HB, IF, 28.16%, 03/15/2024 (z)	31
14	Series 1710, Class GB, HB, IF, 42.42%, 04/15/2024 (z)	22
55	Series 1911, Class SD, IF, IO, 10.17%, 07/15/2023 (z)	10
30	Series 2022, Class PE, 6.50%, 01/15/2028	33
209	Series 2033, Class K, 6.05%, 08/15/2023	223
167	Series 2036, Class PG, 6.50%, 01/15/2028	185
31	Series 2089, Class PJ, IO, 7.00%, 10/15/2028	4
519	Series 2091, Class PG, 6.00%, 11/15/2028	569
115	Series 2116, Class ZA, 6.00%, 01/15/2029	126
33	Series 2148, Class ZA, 6.00%, 04/15/2029	36
104	Series 2201, Class C, 8.00%, 11/15/2029	119
4	Series 2261, Class ZY, 7.50%, 10/15/2030	4
200	Series 2293, Class ZA, 6.00%, 03/15/2031	227
27	Series 2310, Class Z, 6.00%, 04/15/2031	30
12	Series 2313, Class LA, 6.50%, 05/15/2031	14
98	Series 2325, Class JO, PO, 06/15/2031	88
272	Series 2330, Class PE, 6.50%, 06/15/2031	305
300	Series 2410, Class QB, 6.25%, 02/15/2032	347
937	Series 2427, Class GE, 6.00%, 03/15/2032	1,061
747	Series 2430, Class WF, 6.50%, 03/15/2032	842
147	Series 2466, Class DH, 6.50%, 06/15/2032	163
519	Series 2530, Class SK, IF, IO, 6.85%, 06/15/2029 (z)	96
53	Series 2534, Class SI, IF, 17.81%, 02/15/2032 (z)	77
370	Series 2543, Class YX, 6.00%, 12/15/2032	409
260	Series 2557, Class HL, 5.30%, 01/15/2033	283
464	Series 2586, Class IO, IO, 6.50%, 03/15/2033	51
126	Series 2594, Class IV, IO, 7.00%, 03/15/2032	15
310	Series 2610, Class UI, IO, 6.50%, 05/15/2033	72
54	Series 2636, Class Z, 4.50%, 06/15/2018	55
29	Series 2643, Class SA, HB, IF, 37.37%, 03/15/2032 (z)	58
1	Series 2650, Class PO, PO, 12/15/2032	1
5	Series 2650, Class SO, PO, 12/15/2032	5
172	Series 2656, Class AC, 6.00%, 08/15/2033	191
47	Series 2656, Class PE, 4.50%, 07/15/2018	47
406	Series 2699, Class W, 5.50%, 11/15/2033	449
570	Series 2733, Class SB, IF, 6.88%, 10/15/2033 (z)	612
182	Series 2756, Class NA, 5.00%, 02/15/2024	192
54	Series 2764, Class S, IF, 10.62%, 07/15/2033 (z)	62
339	Series 2845, Class QH, 5.00%, 08/15/2034	365
277	Series 2864, Class NS, IF, IO, 5.85%, 09/15/2034 (z)	15
1,487	Series 2912, Class EH, 5.50%, 01/15/2035	1,619
38	Series 2980, Class QB, 6.50%, 05/15/2035	43
331	Series 2989, Class TG, 5.00%, 06/15/2025	353
59	Series 2990, Class SL, IF, 19.91%, 06/15/2034 (z)	74
371	Series 2994, Class SC, IF, IO, 4.35%, 02/15/2033 (z)	4
165	Series 2995, Class FT, 1.50%, 05/15/2029 (z)	164
584	Series 3005, Class ED, 5.00%, 07/15/2025	620
18	Series 3005, Class PV, IF, 10.76%, 10/15/2033 (z)	21
403	Series 3031, Class BN, IF, 16.91%, 08/15/2035 (z)	570
32	Series 3059, Class B, 5.00%, 02/15/2035	33
1	Series 3068, Class AO, PO, 01/15/2035	1
190	Series 3117, Class EO, PO, 02/15/2036	165
58	Series 3134, Class PO, PO, 03/15/2036	52
67	Series 3138, Class PO, PO, 04/15/2036	60

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
354	Series 3152, Class MO, PO, 03/15/2036	309
475	Series 3184, Class YO, PO, 03/15/2036	432
1,692	Series 3187, Class Z, 5.00%, 07/15/2036	1,840
366	Series 3201, Class IN, IF, IO, 5.00%, 08/15/2036 (z)	42
1,415	Series 3202, Class HI, IF, IO, 5.40%, 08/15/2036 (z)	247
205	Series 3274, Class B, 6.00%, 02/15/2037	218
124	Series 3292, Class DO, PO, 03/15/2037	114
490	Series 3305, Class IW, IF, IO, 5.20%, 04/15/2037 (z)	62
35	Series 3306, Class TB, IF, 4.00%, 04/15/2037 (z)	37
31	Series 3306, Class TC, IF, 3.46%, 04/15/2037 (z)	32
77	Series 3331, Class PO, PO, 06/15/2037	69
138	Series 3383, Class OP, PO, 11/15/2037	127
2,189	Series 3409, Class DB, 6.00%, 01/15/2038	2,381
118	Series 3531, Class SM, IF, IO, 4.85%, 05/15/2039 (z)	8
38	Series 3542, Class TN, IF, 6.00%, 07/15/2036 (z)	43
156	Series 3546, Class A, 3.07%, 02/15/2039 (z)	161
264	Series 3572, Class JS, IF, IO, 5.55%, 09/15/2039 (z)	33
1,074	Series 3605, Class NC, 5.50%, 06/15/2037	1,188
948	Series 3609, Class SA, IF, IO, 5.09%, 12/15/2039 (z)	145
396	Series 3610, Class CA, 4.50%, 12/15/2039	424
101	Series 3611, Class PO, PO, 07/15/2034	88
1,010	Series 3648, Class CY, 4.50%, 03/15/2030	1,086
230	Series 3653, Class HJ, 5.00%, 04/15/2040	249
3,738	Series 3677, Class PB, 4.50%, 05/15/2040	3,950
404	Series 3737, Class DG, 5.00%, 10/15/2030	432
174	Series 3747, Class HI, IO, 4.50%, 07/15/2037	3
359	Series 3827, Class BD, 4.00%, 08/15/2039	366
516	Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	583
347	Series 3855, Class AM, 6.50%, 11/15/2036	386
242	Series 3890, Class ET, 5.50%, 11/15/2023	256
2,583	Series 4030, Class IL, IO, 3.50%, 04/15/2027	257
4,000	Series 4060, Class TB, 2.50%, 06/15/2027	3,820
6,902	Series 4146, Class KI, IO, 3.00%, 12/15/2032	1,018
4,992	Series 4374, Class NC, SUB, 3.75%, 02/15/2046	5,111
	FHLMC STRIPS,
204	Series 186, Class PO, PO, 08/01/2027	188
6,176	Series 262, Class 35, 3.50%, 07/15/2042	6,337
2,184	Series 279, Class 35, 3.50%, 09/15/2042	2,261
7,438	Series 323, Class 300, 3.00%, 01/15/2044	7,444
6,004	Series 334, Class 300, 3.00%, 08/15/2044	5,919
521	FHLMC Structured Pass-Through Securities Certificates, Series T-76, Class 2A, 3.73%, 10/25/2037 (z)	530
416	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, 3.13%, 09/25/2034 (z)	411
	First Horizon Mortgage Pass-Through Trust,
301	Series 2004-AR6, Class 2A1, 3.71%, 12/25/2034 (z)	303
128	Series 2004-AR7, Class 2A2, 3.19%, 02/25/2035 (z)	129
14,797	Fn nov4711/01/2047 (w)	15,567
	FNMA Grantor Trust,
20,216	Series 2001-T12, Class IO, IO, 0.52%, 08/25/2041 (z)	396
449	Series 2002-T4, Class A2, 7.00%, 12/25/2041	512
806	Series 2002-T4, Class A4, 9.50%, 12/25/2041	936
41,007	Series 2002-T4, Class IO, IO, 0.40%, 12/25/2041 (z)	277
725	Series 2002-T16, Class A2, 7.00%, 07/25/2042	839
610	Series 2002-T19, Class A1, 6.50%, 07/25/2042	703
378	Series 2004-T1, Class 1A1, 6.00%, 01/25/2044	424
274	Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	317
321	Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	372
5,655	Series 2004-T3, Class 1IO4, IO, 0.58%, 02/25/2044 (z)	61

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		FNMA REMIC,
–	(h)	Series 1988-13, Class C, 9.30%, 05/25/2018	—	(h)
6		Series 1989-72, Class E, 9.35%, 10/25/2019	7
1		Series 1989-98, Class H, 11.50%, 12/25/2019	1
1		Series 1990-1, Class D, 8.80%, 01/25/2020	1
1		Series 1990-110, Class H, 8.75%, 09/25/2020	1
1		Series 1990-117, Class E, 8.95%, 10/25/2020	1
15		Series 1991-141, Class PZ, 8.00%, 10/25/2021	16
7		Series 1992-31, Class M, 7.75%, 03/25/2022	8
8		Series 1992-79, Class Z, 9.00%, 06/25/2022	9
8		Series 1992-101, Class J, 7.50%, 06/25/2022	9
95		Series 1992-200, Class SK, HB, IF, 23.91%, 11/25/2022 (z)	124
7		Series 1993-23, Class PZ, 7.50%, 03/25/2023	8
54		Series 1993-56, Class PZ, 7.00%, 05/25/2023	58
31		Series 1993-60, Class Z, 7.00%, 05/25/2023	33
52		Series 1993-79, Class PL, 7.00%, 06/25/2023	56
104		Series 1993-141, Class Z, 7.00%, 08/25/2023	113
47		Series 1993-149, Class M, 7.00%, 08/25/2023	51
105		Series 1993-160, Class ZA, 6.50%, 09/25/2023	111
18		Series 1993-165, Class SA, IF, 16.44%, 09/25/2023 (z)	23
2		Series 1993-205, Class H, PO, 09/25/2023	2
16		Series 1993-247, Class SM, HB, IF, 27.61%, 12/25/2023 (z)	21
19		Series 1993-255, Class E, 7.10%, 12/25/2023	21
168		Series 1994-29, Class Z, 6.50%, 02/25/2024	182
27		Series 1994-65, Class PK, PO, 04/25/2024	25
91		Series 1995-4, Class Z, 7.50%, 10/25/2022	97
361		Series 1995-19, Class Z, 6.50%, 11/25/2023	399
33		Series 1997-11, Class E, 7.00%, 03/18/2027	37
142		Series 1997-20, Class D, 7.00%, 03/17/2027	156
15		Series 1997-27, Class J, 7.50%, 04/18/2027	17
259		Series 1997-37, Class SM, IF, IO, 6.67%, 12/25/2022 (z)	19
216		Series 1997-42, Class EG, 8.00%, 07/18/2027	246
162		Series 1997-63, Class ZA, 6.50%, 09/18/2027	179
161		Series 1998-66, Class FB, 1.68%, 12/25/2028 (z)	162
323		Series 1999-47, Class JZ, 8.00%, 09/18/2029	374
151		Series 2000-8, Class Z, 7.50%, 02/20/2030	176
85		Series 2001-4, Class PC, 7.00%, 03/25/2021	89
162		Series 2001-14, Class Z, 6.00%, 05/25/2031	176
207		Series 2001-16, Class Z, 6.00%, 05/25/2031	233
183		Series 2001-36, Class ST, IF, IO, 7.17%, 11/25/2030 (z)	37
467		Series 2001-72, Class SB, IF, IO, 6.17%, 12/25/2031 (z)	86
908		Series 2001-81, Class HE, 6.50%, 01/25/2032	1,022
77		Series 2002-19, Class SC, IF, 11.96%, 03/17/2032 (z)	95
978		Series 2002-56, Class PE, 6.00%, 09/25/2032	1,092
711		Series 2002-86, Class PG, 6.00%, 12/25/2032	799
6		Series 2003-14, Class EH, IF, IO, 6.27%, 03/25/2018 (z)	—	(h)
363		Series 2003-17, Class EQ, 5.50%, 03/25/2023	382
6		Series 2003-18, Class GT, 5.00%, 03/25/2018	6
483		Series 2003-22, Class Z, 6.00%, 04/25/2033	522
2,281		Series 2003-25, Class KP, 5.00%, 04/25/2033	2,477

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
573	Series 2003-47, Class PE, 5.75%, 06/25/2033	641
16	Series 2003-64, Class KS, IF, 8.05%, 07/25/2018 (z)	16
42	Series 2003-64, Class SX, IF, 10.64%, 07/25/2033 (z)	49
10	Series 2003-91, Class SD, IF, 10.29%, 09/25/2033 (z)	12
199	Series 2004-72, Class F, 1.83%, 09/25/2034 (z)	199
3,000	Series 2005-19, Class PB, 5.50%, 03/25/2035	3,471
20	Series 2005-42, Class PS, IF, 13.68%, 05/25/2035 (z)	23
16	Series 2005-51, Class MO, PO, 06/25/2035	16
1,108	Series 2005-53, Class CS, IF, IO, 5.37%, 06/25/2035 (z)	148
129	Series 2005-65, Class KO, PO, 08/25/2035	110
562	Series 2005-72, Class WS, IF, IO, 5.42%, 08/25/2035 (z)	70
238	Series 2005-84, Class XM, 5.75%, 10/25/2035	261
97	Series 2005-90, Class ES, IF, 13.56%, 10/25/2035 (z)	118
221	Series 2005-97, Class B, 5.50%, 11/25/2035	222
99	Series 2005-106, Class US, IF, 19.70%, 11/25/2035 (z)	144
404	Series 2006-9, Class KZ, 6.00%, 03/25/2036	455
399	Series 2006-20, Class IB, IF, IO, 5.26%, 04/25/2036 (z)	60
226	Series 2006-22, Class AO, PO, 04/25/2036	201
1,356	Series 2006-27, Class OB, PO, 04/25/2036	1,144
116	Series 2006-27, Class OH, PO, 04/25/2036	105
16	Series 2006-59, Class QO, PO, 01/25/2033	15
498	Series 2006-77, Class PC, 6.50%, 08/25/2036	559
216	Series 2006-110, Class PO, PO, 11/25/2036	188
190	Series 2006-128, Class PO, PO, 01/25/2037	167
169	Series 2007-10, Class Z, 6.00%, 02/25/2037	188
107	Series 2007-22, Class SC, IF, IO, 4.75%, 03/25/2037 (z)	10
6,536	Series 2007-54, Class IB, IF, IO, 5.08%, 06/25/2037 (z)	1,093
72	Series 2007-68, Class IA, IO, 6.50%, 06/25/2037	10
222	Series 2007-71, Class GZ, 6.00%, 07/25/2047	242
3,317	Series 2007-109, Class YI, IF, IO, 5.12%, 12/25/2037 (z)	375
1,095	Series 2008-62, Class SM, IF, IO, 4.87%, 07/25/2038 (z)	171
1,276	Series 2008-91, Class SI, IF, IO, 4.67%, 03/25/2038 (z)	143
163	Series 2008-93, Class AM, 5.50%, 06/25/2037	169
60	Series 2009-17, Class AI, IO, 5.00%, 03/25/2024	2
174	Series 2009-23, Class MI, IO, 4.50%, 04/25/2024	5
631	Series 2009-29, Class LA, 1.29%, 05/25/2039 (z)	581
473	Series 2009-52, Class PI, IO, 5.00%, 07/25/2039	96
1,262	Series 2009-89, Class A1, 5.41%, 05/25/2035	1,314
778	Series 2009-112, Class ST, IF, IO, 4.92%, 01/25/2040 (z)	116
512	Series 2009-112, Class SW, IF, IO, 4.92%, 01/25/2040 (z)	74
1,381	Series 2010-10, Class NT, 5.00%, 02/25/2040	1,510
992	Series 2010-35, Class SB, IF, IO, 5.09%, 04/25/2040 (z)	143
79	Series 2010-43, Class CI, IO, 4.50%, 02/25/2025	1
376	Series 2010-49, Class SC, IF, 10.01%, 03/25/2040 (z)	441
1,287	Series 2010-70, Class SA, IF, IO, 6.00%, 04/25/2038 (z)	283
11	Series 2010-111, Class AE, 5.50%, 04/25/2038	11
2,975	Series 2010-129, Class PZ, 4.50%, 11/25/2040	2,979
360	Series 2011-19, Class ZY, 6.50%, 07/25/2036	411
469	Series 2011-22, Class MA, 6.50%, 04/25/2038	497
11,439	Series 2011-126, Class KB, 4.00%, 12/25/2041	12,250

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
3,604	Series 2012-46, Class KI, IO, 3.50%, 05/25/2027	402
7,881	Series 2012-148, Class IE, IO, 3.00%, 01/25/2033	1,086
11,962	Series 2013-13, Class IK, IO, 2.50%, 03/25/2028	922
22,901	Series 2016-33, Class JA, 3.00%, 07/25/2045	23,207
17,205	Series 2016-38, Class NA, 3.00%, 01/25/2046	17,358
7	Series G-29, Class O, 8.50%, 09/25/2021	8
2	Series G92-30, Class Z, 7.00%, 06/25/2022	2
9	Series G92-62, Class B, PO, 10/25/2022	8
	FNMA REMIC Trust,
324	Series 2001-W3, Class A, 7.00%, 09/25/2041 (z)	350
7,782	Series 2002-W7, Class IO1, IO, 0.90%, 06/25/2029 (z)	218
3,360	Series 2002-W10, Class IO, IO, 0.92%, 08/25/2042 (z)	82
135	Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (z)	157
87	Series 2004-W6, Class 3A4, 6.50%, 07/25/2034	88
17,433	Series 2004-W11, Class 1IO1, IO, 0.36%, 05/25/2044 (z)	222
	FNMA STRIPS,
827	Series 203, Class 2, IO, 8.00%, 02/25/2023	118
141	Series 266, Class 2, IO, 7.50%, 08/25/2024	20
939	Series 313, Class 1, PO, 06/25/2031	775
43	Series 348, Class 30, IO, 5.50%, 12/25/2018	1
37	Series 348, Class 31, IO, 5.50%, 12/25/2018 (z)	1
72	Series 356, Class 42, IO, 5.50%, 12/25/2019	2
247	Series 380, Class S36, IF, IO, 6.57%, 07/25/2037 (z)	47
146	Series 383, Class 68, IO, 6.50%, 09/25/2037	31
214	Series 383, Class 69, IO, 6.50%, 10/25/2037 (z)	45
83	Series 383, Class 86, IO, 7.00%, 09/25/2037 (z)	20
	FNMA Trust,
17	Series 2003-W3, Class 2A5, 5.36%, 06/25/2042	18
212	Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	231
305	Series 2004-W2, Class 1A, 6.00%, 02/25/2044	337
90	Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	103
224	Series 2004-W8, Class 3A, 7.50%, 06/25/2044	260
511	Series 2004-W9, Class 1A3, 6.05%, 02/25/2044	568
362	Series 2005-W4, Class 1A1, 6.00%, 08/25/2045	404
	GMACM Mortgage Loan Trust,
67	Series 2003-J10, Class A1, 4.75%, 01/25/2019	67
170	Series 2005-AR3, Class 3A4, 3.82%, 06/19/2035 (z)	167
	GNMA,
59	Series 1997-7, Class ZA, 9.00%, 05/16/2027	59
125	Series 2000-9, Class Z, 8.00%, 06/20/2030	145
1,047	Series 2002-4, Class TD, 7.00%, 01/20/2032	1,187
581	Series 2002-13, Class QA, IF, IO, 6.79%, 02/16/2032 (z)	5
17	Series 2002-47, Class HM, 6.00%, 07/16/2032	19
845	Series 2002-84, Class PH, 6.00%, 11/16/2032	943
872	Series 2003-18, Class PG, 5.50%, 03/20/2033	972
103	Series 2003-52, Class SB, IF, 9.34%, 06/16/2033 (z)	120
1,556	Series 2003-101, Class SK, IF, IO, 5.30%, 10/17/2033 (z)	241
239	Series 2004-2, Class SA, IF, 15.98%, 01/16/2034 (z)	375
3,398	Series 2004-19, Class KE, 5.00%, 03/16/2034	3,670
15	Series 2004-73, Class AE, IF, 12.25%, 08/17/2034 (z)	17
796	Series 2004-86, Class SP, IF, IO, 4.82%, 09/20/2034 (z)	86
615	Series 2004-90, Class SI, IF, IO, 4.82%, 10/20/2034 (z)	93
1,355	Series 2004-105, Class SN, IF, IO, 4.82%, 12/20/2034 (z)	147
100	Series 2005-56, Class IC, IO, 5.50%, 07/20/2035	23

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
706	Series 2006-23, Class S, IF, IO, 5.22%, 01/20/2036 (z)	27
1,032	Series 2006-26, Class S, IF, IO, 5.22%, 06/20/2036 (z)	189
301	Series 2006-33, Class PK, 6.00%, 07/20/2036	337
1,512	Series 2007-7, Class EI, IF, IO, 4.92%, 02/20/2037 (z)	237
819	Series 2007-9, Class CI, IF, IO, 4.92%, 03/20/2037 (z)	134
1,118	Series 2007-16, Class KU, IF, IO, 5.37%, 04/20/2037 (z)	151
102	Series 2007-17, Class JO, PO, 04/16/2037	89
1,057	Series 2007-22, Class PK, 5.50%, 04/20/2037	1,176
1,489	Series 2007-24, Class SA, IF, IO, 5.23%, 05/20/2037 (z)	247
347	Series 2007-26, Class SC, IF, IO, 4.92%, 05/20/2037 (z)	48
295	Series 2007-67, Class SI, IF, IO, 5.23%, 11/20/2037 (z)	42
53	Series 2008-29, Class PO, PO, 02/17/2033	51
226	Series 2008-34, Class OC, PO, 06/20/2037	185
551	Series 2008-40, Class PS, IF, IO, 5.24%, 05/16/2038 (z)	72
1,119	Series 2008-40, Class SA, IF, IO, 5.14%, 05/16/2038 (z)	178
1,592	Series 2008-49, Class PH, 5.25%, 06/20/2038	1,715
2,246	Series 2008-50, Class SA, IF, IO, 4.95%, 06/20/2038 (z)	278
1,459	Series 2008-55, Class PL, 5.50%, 06/20/2038	1,573
653	Series 2009-12, Class IE, IO, 5.50%, 03/20/2039	125
1,400	Series 2009-16, Class SJ, IF, IO, 5.52%, 05/20/2037 (z)	210
607	Series 2009-72, Class SM, IF, IO, 4.99%, 08/16/2039 (z)	90
293	Series 2009-75, Class IY, IO, 5.50%, 06/20/2039	63
676	Series 2009-77, Class CS, IF, IO, 5.74%, 06/16/2038 (z)	55
250	Series 2009-79, Class OK, PO, 11/16/2037	226
201	Series 2009-81, Class A, 5.75%, 09/20/2036	221
593	Series 2009-106, Class XL, IF, IO, 5.47%, 06/20/2037 (z)	61
461	Series 2010-4, Class SB, IF, IO, 5.24%, 08/16/2039 (z)	25
30	Series 2010-14, Class QP, 6.00%, 12/20/2039	30
398	Series 2010-31, Class SK, IF, IO, 4.82%, 11/20/2034 (z)	52
599	Series 2010-157, Class OP, PO, 12/20/2040	515
8,601	Series 2012-H11, Class FA, 1.93%, 02/20/2062 (z)	8,641
2,222	Series 2012-H18, Class FA, 1.78%, 08/20/2062 (z)	2,223
4,127	Series 2013-H04, Class BA, 1.65%, 02/20/2063	4,088
7,064	Series 2013-H20, Class FB, 2.23%, 08/20/2063 (z)	7,158
8,971	Series 2013-H23, Class FA, 2.53%, 09/20/2063 (z)	9,173
2,528	Series 2014-60, Class W, 4.32%, 02/20/2029 (z)	2,610
1,559	Series 2015-157, Class GA, 3.00%, 01/20/2045	1,572
7,713	Series 2015-H02, Class HA, 2.50%, 01/20/2065	7,541
10,022	Series 2015-H04, Class FL, 1.70%, 02/20/2065 (z)	9,998
8,259	Series 2015-H23, Class FB, 1.75%, 09/20/2065 (z)	8,255
7,122	Series 2015-H32, Class FH, 1.89%, 12/20/2065 (z)	7,166
12,423	Series 2016-H16, Class FD, 2.11%, 06/20/2066 (z)	12,520
7,679	Series 2016-H17, Class FC, 2.06%, 08/20/2066 (z)	7,751
19,627	Series 2016-H23, Class F, 1.98%, 10/20/2066 (z)	19,737
19,258	Series 2016-H26, Class FC, 2.23%, 12/20/2066 (z)	19,618
31,850	Series 2017-H08, Class FC, 1.83%, 03/20/2067 (z)	31,944
24,121	Series 2017-H08, Class XI, IO, 2.08%, 03/20/2067 (z)	3,328
64,275	Series 2017-H11, Class XI, IO, 2.03%, 05/20/2067 (z)	8,326
36,008	Series 2017-H14, Class AI, IO, 2.06%, 06/20/2067 (z)	4,299
24,923	Series 2017-H14, Class XI, IO, 1.71%, 06/20/2067 (z)	2,691

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
37,901	Series 2017-H23, Class FA, 1.72%, 10/20/2067 (z)	37,791
	GSR Mortgage Loan Trust,
143	Series 2003-7F, Class 1A4, 5.25%, 06/25/2033	147
211	Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	216
204	Series 2004-6F, Class 3A4, 6.50%, 05/25/2034	218
112	Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	115
37	Series 2005-5F, Class 8A1, 1.83%, 06/25/2035 (z)	35
22	Series 2005-5F, Class 8A3, 1.83%, 06/25/2035 (z)	21
155	Series 2007-2F, Class 2A7, 5.75%, 02/25/2037	175
11,950	Headlands Residential LLC, Series 2017-RPL1, Class A, SUB, 3.88%, 08/25/2022 (e)	11,897
884	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.00%, 05/26/2053 (e) (bb)	882
	Impac CMB Trust,
680	Series 2004-10, Class 3A1, 2.03%, 03/25/2035 (z)	644
422	Series 2004-10, Class 3A2, 2.13%, 03/25/2035 (z)	378
10	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.50%, 08/25/2033	11
	JP Morgan Mortgage Trust,
353	Series 2004-S1, Class 3A1, 5.50%, 09/25/2034	352
593	Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	585
216	Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	208
368	Series 2006-A2, Class 4A1, 3.73%, 08/25/2034 (z)	372
265	Series 2006-A2, Class 5A3, 3.58%, 11/25/2033 (z)	270
106	Series 2007-A1, Class 5A2, 3.59%, 07/25/2035 (z)	109
84	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.59%, 04/21/2034 (z)	86
	MASTR Alternative Loan Trust,
24	Series 2003-7, Class 4A3, 8.00%, 11/25/2018	24
64	Series 2003-8, Class 3A1, 5.50%, 12/25/2033	66
29	Series 2003-9, Class 5A1, 4.50%, 12/25/2018	29
555	Series 2004-6, Class 6A1, 6.50%, 07/25/2034	560
449	Series 2004-6, Class 7A1, 6.00%, 07/25/2034	459
43	Series 2004-7, Class 3A1, 6.50%, 08/25/2034	45
56	Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	46
64	Series 2004-8, Class 6A1, 5.50%, 09/25/2019	65
93	Series 2004-10, Class 1A1, 4.50%, 09/25/2019	93
31	Series 2004-11, Class 8A3, 5.50%, 10/25/2019	31
6	Series 2005-1, Class 5A1, 5.50%, 01/25/2020	6
	MASTR Asset Securitization Trust,
9	Series 2003-11, Class 3A1, 4.50%, 12/25/2018	9
3	Series 2003-11, Class 10A1, 5.00%, 12/25/2018	3
28	Series 2004-6, Class 3A1, 5.25%, 07/25/2019	28
13	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	13
4	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	3
6	Series 2004-8, Class PO, PO, 08/25/2019 (bb)	6
9	Series 2004-10, Class 1A1, 4.50%, 10/25/2019	9
111	Series 2004-P7, Class A6, 5.50%, 12/27/2033 (e)	113
42	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e) (bb)	34
	Merrill Lynch Mortgage Investors Trust,
249	Series 2004-C, Class A2, 2.05%, 07/25/2029 (z)	238
193	Series 2004-D, Class A3, 3.09%, 09/25/2029 (z)	192
	Morgan Stanley Mortgage Loan Trust,
406	Series 2004-3, Class 4A, 5.68%, 04/25/2034 (z)	427
183	Series 2004-7AR, Class 2A6, 3.40%, 09/25/2034 (z)	188

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
170	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	172
84	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.40%, 12/08/2020	84
198	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.00%, 07/25/2038	200
190	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 02/25/2034	198
	RALI Trust,
35	Series 2003-QS14, Class A1, 5.00%, 07/25/2018	36
98	Series 2004-QS3, Class CB, 5.00%, 03/25/2019	98
2,318	Series 2005-QS5, Class A4, 5.75%, 04/25/2035	2,197
20,400	RCO Trust, Series 2017-INV1, Class A, 3.20%, 11/25/2052 (e) (z)	20,397
	Residential Asset Securitization Trust,
68	Series 2003-A8, Class A1, 3.75%, 10/25/2018	68
137	Series 2006-A6, Class 2A13, 6.00%, 07/25/2036	118
	RFMSI Trust,
169	Series 2005-SA4, Class 1A1, 3.55%, 09/25/2035 (z)	153
1,306	Series 2006-S1, Class 1A8, 5.75%, 01/25/2036	1,253
39	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/2036 (e)	39
695	Sequoia Mortgage Trust, Series 2004-8, Class A2, 2.20%, 09/20/2034 (z)	684
309	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, 3.50%, 10/25/2034 (z)	312
	Structured Asset Securities Corp.,
1,323	Series 2003-37A, Class 1A, 3.59%, 12/25/2033 (z)	1,307
164	Series 2003-37A, Class 2A, 3.29%, 12/25/2033 (z)	164
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,767	Series 2003-26A, Class 3A5, 3.37%, 09/25/2033 (z)	1,779
211	Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	215
96	Series 2004-7, Class 2A1, 5.51%, 05/25/2024 (z)	97
	Vendee Mortgage Trust,
450	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	496
1,155	Series 1998-1, Class 2E, 7.00%, 03/15/2028	1,314
166	Series 1999-1, Class 2Z, 6.50%, 01/15/2029	183
	WaMu Mortgage Pass-Through Certificates Trust,
7	Series 2002-S8, Class 2A7, 5.25%, 01/25/2018	7
268	Series 2003-AR8, Class A, 3.23%, 08/25/2033 (z)	271
171	Series 2003-AR9, Class 1A6, 3.32%, 09/25/2033 (z)	174
636	Series 2004-AR11, Class A, 3.28%, 10/25/2034 (z)	637
77	Series 2004-AR3, Class A1, 3.16%, 06/25/2034 (z)	79
715	Series 2004-AR3, Class A2, 3.16%, 06/25/2034 (z)	728
48	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	48
58	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	59
670	Series 2004-S2, Class 2A4, 5.50%, 06/25/2034	696
84	Series 2005-AR2, Class 2A21, 1.66%, 01/25/2045 (z)	83
765	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.50%, 06/25/2035	730
429	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.00%, 03/25/2034	466
258	Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, 3.48%, 07/25/2034 (z)	260
	Wells Fargo Mortgage-Backed Securities Trust,
333	Series 2003-D, Class A1, 3.06%, 02/25/2033 (z)	330
126	Series 2003-M, Class A1, 3.70%, 12/25/2033 (z)	127
96	Series 2004-B, Class A1, 3.16%, 02/25/2034 (z)	96
74	Series 2004-DD, Class 2A8, 3.18%, 01/25/2035 (z)	76
102	Series 2004-EE, Class 3A1, 3.76%, 12/25/2034 (z)	106

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
140	Series 2004-EE, Class 3A2, 3.76%, 12/25/2034 (z)	145
35	Series 2004-Q, Class 1A3, 3.60%, 09/25/2034 (z)	35
101	Series 2004-Q, Class 2A2, 3.58%, 09/25/2034 (z)	100
482	Series 2004-U, Class A1, 3.57%, 10/25/2034 (z)	484
2,175	Series 2005-9, Class 2A10, 5.25%, 10/25/2035	2,181
501	Series 2005-AR16, Class 2A1, 3.42%, 02/25/2034 (z)	512
2,218	Series 2005-AR3, Class 1A1, 3.45%, 03/25/2035 (z)	2,276

	Total Collateralized Mortgage Obligations (Cost $494,109)	496,502

	Commercial Mortgage-Backed Securities — 8.3%
	A10 Securitization LLC,
73	Series 2015-1, Class A2, 3.13%, 04/15/2034 (e)	73
3,000	Series 2015-1, Class B, 4.12%, 04/15/2034 (e)	3,000
9,357	Access PT Funding Trust, Series 2016-1, 7.00%, 02/15/2023 (bb)	9,355
	BAMLL Commercial Mortgage Securities Trust,
2,985	Series 2012-PARK, Class A, 2.96%, 12/10/2030 (e)	3,020
8,400	Series 2016-FR14, Class A, 3.08%, 02/27/2048 (e) (z)	7,942
	BAMLL Re-REMIC Trust,
14,650	Series 2013-FRR3, Class A06/26/2023 (e)	11,144
8,600	Series 2014-FRR4, Class BK29, PO, 04/27/2023 (e)	5,788
3,050	Series 2014-FRR5, Class A714, PO, 01/27/2047 (e)	2,707
12,000	Series 2014-FRR8, Class A, 2.22%, 11/26/2047 (e) (z)	10,092
17,245	Series 2015-FR11, Class A705, 1.83%, 09/27/2044 (e) (z)	16,969
16,500	Series 2016-FR13, Class A, 1.70%, 08/27/2045 (e) (z)	14,534
5,750	Series 2016-FR16, Class A, 1.00%, 05/27/2021 (e) (z)	5,271
9,400	BBCCRE Trust, Series 2015-GTP, Class A, 3.97%, 08/10/2033 (e)	9,595
	BB-UBS Trust,
13,922	Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	14,119
12,692	Series 2012-SHOW, Class E, 4.16%, 11/05/2036 (e) (z)	12,341
972	Series 2012-TFT, Class A, 2.89%, 06/05/2030 (e)	957
	BCRR Trust,
21,000	Series 2014-FRR1, Class A716, PO, 08/26/2047 (e)	17,840
14,335	Series 2014-FRR1, Class B716, PO, 08/26/2047 (e) (bb)	11,662
5,000	BWAY Mortgage Trust, Series 2013-1515, Class F, 4.06%, 03/10/2033 (e) (z) (bb)	4,904
13,042	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, 1.25%, 05/15/2035 (z) (bb)	54
2,216	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, 0.75%, 12/11/2049 (e) (z)	6
5,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.95%, 12/15/2047 (e) (z) (bb)	5,269
	Commercial Mortgage Trust,
3,068	Series 2006-GG7, Class AM, 5.96%, 07/10/2038 (z)	3,088
21,801	Series 2012-CR2, Class XA, IO, 1.82%, 08/15/2045 (z) (bb)	1,385
7,000	Series 2013-CR9, Class D, 4.40%, 07/10/2045 (e) (z) (bb)	6,008
6,100	Series 2013-WWP, Class A2, 3.42%, 03/10/2031 (e)	6,341
8,032	Series 2015-CR24, Class A5, 3.70%, 08/10/2048	8,357
6,856	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	7,163
13,211	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, 0.10%, 01/15/2049 (e) (z) (bb)	—	(h)
	CSAIL Commercial Mortgage Trust,
12,304	Series 2015-C3, Class A4, 3.72%, 08/15/2048	12,804
15,159	Series 2017-CX10, Class UESC, 4.24%, 11/15/2027 (e) (z)	15,028
15,200	CSMC OA LLC, Series 2014-USA, Class D, 4.37%, 09/15/2037 (e)	14,486
11,915	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, 1.31%, 07/10/2044 (e) (z) (bb)	331
	FHLMC Multifamily Structured Pass-Through Certificates,
15,000	Series K037, Class A2, 3.49%, 01/25/2024	15,763

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
3,429	Series K038, Class A2, 3.39%, 03/25/2024	3,586
13,500	Series K048, Class A2, 3.28%, 06/25/2025 (z)	13,998
3,791	Series K052, Class A2, 3.15%, 11/25/2025	3,891
10,012	Series K061, Class AM, 3.44%, 11/25/2026 (z)	10,354
6,633	Series K065, Class A2, 3.24%, 04/25/2027	6,804
3,557	Series K065, Class AM, 3.33%, 05/25/2027	3,640
6,045	Series K070, Class A2, 1.00%, 11/25/2027 (w) (z)	6,226
8,843	Series K152, Class A2, 3.08%, 01/25/2031	8,760
66,707	Series K708, Class X1, IO, 1.59%, 01/25/2019 (z)	844
10,471	Series K727, Class AM, 3.04%, 07/25/2024	10,646
25,000	Series KJ06, Class A, 2.27%, 01/25/2023	24,710
20,000	Series KJ07, Class A2, 2.31%, 12/25/2022	19,758
5,555	Series KJ08, Class A2, 2.36%, 08/25/2022	5,539
5,121	Series KJ09, Class A2, 2.84%, 09/25/2022	5,207
13,930	Series KJ13, Class A2, 2.86%, 08/25/2022	14,152
12,710	Series KJ17, Class A2, 2.98%, 11/25/2025	12,851
10,080	Series KS06, Class A2, 2.72%, 07/25/2026	9,927
21,600	Series KS07, Class A2, 2.74%, 09/25/2025	21,402
	FNMA ACES,
52	Series 2011-M2, Class A2, 3.65%, 04/25/2021	52
1,680	Series 2011-M4, Class A2, 3.73%, 06/25/2021	1,751
631	Series 2011-M8, Class A2, 2.92%, 08/25/2021	642
3,259	Series 2013-M7, Class A2, 2.28%, 12/27/2022	3,233
8,935	Series 2014-M3, Class A2, 3.50%, 01/25/2024 (z)	9,361
14,450	Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (z)	14,582
8,909	Series 2014-M13, Class A2, 3.02%, 08/25/2024 (z)	9,093
12,965	Series 2015-M1, Class A2, 2.53%, 09/25/2024	12,820
20,368	Series 2015-M2, Class A3, 3.15%, 12/25/2024 (z)	20,859
10,000	Series 2015-M3, Class A2, 2.72%, 10/25/2024	10,002
20,385	Series 2015-M5, Class A1, 2.97%, 03/25/2025 (z)	20,505
12,398	Series 2015-M7, Class A2, 2.59%, 12/25/2024	12,317
11,700	Series 2015-M8, Class A2, 2.90%, 01/25/2025 (z)	11,762
8,528	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	8,640
1,808	Series 2015-M13, Class A2, 2.80%, 06/25/2025 (z)	1,798
9,100	Series 2016-M6, Class A2, 2.49%, 05/25/2026	8,832
10,328	Series 2016-M7, Class A2, 2.50%, 09/25/2026	10,065
10,660	Series 2017-M1, Class A2, 2.50%, 10/25/2026 (z)	10,307
17,000	Series 2017-M3, Class A2, 2.57%, 12/25/2026 (z)	16,450
9,077	Series 2017-M5, Class A2, 3.30%, 04/25/2029	9,165
10,260	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	10,365
13,081	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	12,936
	FORT CRE LLC,
17,000	Series 2016-1A, Class D, 7.14%, 05/21/2036 (e) (z)	17,281
11,503	Series 2016-1A, Class E, 9.29%, 05/21/2036 (e) (z)	11,693
	FREMF Mortgage Trust,
4,156	Series 2013-K25, Class C, 3.74%, 11/25/2045 (e) (z)	4,100
4,750	Series 2014-K38, Class C, 4.79%, 06/25/2047 (e) (z)	4,882
7,000	Series 2014-K39, Class C, 4.28%, 08/25/2047 (e) (z) (bb)	6,982
11,160	Series 2014-K40, Class C, 4.21%, 11/25/2047 (e) (z) (bb)	10,982
8,920	Series 2015-K45, Class B, 3.71%, 04/25/2048 (e) (z)	8,915
3,545	Series 2015-K46, Class C, 3.82%, 04/25/2048 (e) (z) (bb)	3,386
16,085	Series 2015-K48, Class B, 3.76%, 08/25/2048 (e) (z) (bb)	16,264

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
2,750	Series 2015-K51, Class B, 4.09%, 10/25/2048 (e) (z) (bb)	2,819
4,000	Series 2015-K718, Class C, 3.67%, 02/25/2022 (e) (z)	3,920
11,227	Series 2015-K720, Class B, 3.50%, 07/25/2022 (e) (z) (bb)	11,237
11,500	Series 2015-K720, Class C, 3.50%, 07/25/2022 (e) (z) (bb)	11,061
2,585	Series 2015-K721, Class B, 3.68%, 11/25/2047 (e) (z)	2,620
10,000	Series 2016-K55, Class B, 4.29%, 04/25/2049 (e) (z)	10,408
2,049	Series 2016-K56, Class B, 4.07%, 06/25/2049 (e) (z)	2,101
4,714	Series 2016-K59, Class B, 3.70%, 11/25/2049 (e) (z) (bb)	4,672
8,010	Series 2016-K722, Class B, 3.97%, 07/25/2049 (e) (z)	8,167
11,895	Series 2017-K63, Class B, 4.00%, 02/25/2050 (e) (z)	12,168
9,423	Series 2017-K68, Class B, 3.98%, 08/25/2027 (e) (z)	9,570
3,200	Series 2017-K727, Class C, 3.87%, 07/25/2024 (e) (z)	3,092
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, 1.44%, 06/05/2031 (e) (z) (bb)	329
5,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.57%, 08/10/2044 (e) (z) (bb)	4,900
	JP Morgan Chase Commercial Mortgage Securities Trust,
24,868	Series 2005-CB11, Class X1, IO, 0.04%, 08/12/2037 (e) (z) (bb)	14
12,805	Series 2005-LDP5, Class X1, IO, 0.00%, 12/15/2044 (e) (z) (bb)	—	(h)
11,535	Series 2006-CB15, Class X1, IO, 0.45%, 06/12/2043 (z) (bb)	13
533	Series 2006-LDP8, Class X, IO, 0.31%, 05/15/2045 (z) (bb)	—	(h)
2,000	Series 2006-LDP9, Class AMS, 5.34%, 05/15/2047	2,011
5,522	Series 2010-C2, Class XA, IO, 1.81%, 11/15/2043 (e) (z) (bb)	205
	JPMCC Re-REMIC Trust,
6,400	Series 2014-FRR1, Class A707, 4.35%, 01/27/2047 (e)	6,404
10,922	Series 2014-FRR1, Class B702, 4.23%, 04/27/2044 (e)	10,835
6,875	Series 2014-FRR1, Class BK10, 2.57%, 11/27/2049 (e) (z)	6,482
5,000	Series 2015-FRR2, Class AK36, 2.30%, 12/27/2046 (e) (z)	4,447
7,000	Series 2015-FRR2, Class AK39, 2.98%, 08/27/2047 (e) (z)	6,388
2,880	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, 0.71%, 12/12/2049 (e) (z) (bb)	—	(h)
	Morgan Stanley Capital I Trust,
12,092	Series 2007-HQ11, Class X, IO, 0.43%, 02/12/2044 (e) (z) (bb)	152
585	Series 2011-C3, Class A3, 4.05%, 07/15/2049	601
	Morgan Stanley Re-REMIC Trust,
602	Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (e)	604
1,192	Series 2012-XA, Class B, 0.25%, 07/27/2049 (e) (bb)	1,135
	PFP Ltd., (Cayman Islands),
3,451	Series 2015-2, Class D, 5.25%, 07/14/2034 (e) (z) (bb)	3,457
6,500	Series 2017-3, Class D, 4.76%, 01/14/2035 (e) (z) (bb)	6,529
1,885	RAIT Trust, Series 2015-FL5, Class B, 5.15%, 01/15/2031 (e) (z) (bb)	1,887
	UBS Commercial Mortgage Trust,
9,459	Series 2012-C1, Class D, 5.73%, 05/10/2045 (e) (z) (bb)	9,490
7,544	Series 2012-C1, Class XA, IO, 2.27%, 05/10/2045 (e) (z)	555
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	2,227
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.53%, 05/10/2063	1,616
12,697	Series 2012-C2, Class XA, IO, 1.53%, 05/10/2063 (e) (z) (bb)	630
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)	5,348
14,557	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class XC, IO, 0.47%, 12/15/2043 (e) (z) (bb)	4
7,598	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 09/15/2058	7,885
10,500	Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class AK16, PO, 12/27/2043 (e)	8,917
	WFRBS Commercial Mortgage Trust,
2,500	Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	2,632

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
6,640	Series 2013-C11, Class D, 4.41%, 03/15/2045 (e) (z) (bb)	6,304
12,837	Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.53%, 11/10/2036 (e)	13,134

	Total Commercial Mortgage-Backed Securities (Cost $928,174)	936,683

Convertible Bond — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
815	Nebraska Book Holdings, Inc., 2.02%, 04/01/2026 (Cost $141) (d) (e) (bb)	—	(h)

Corporate Bonds — 29.0%
	Consumer Discretionary — 3.1%
	Auto Components — 0.3%
	Allison Transmission, Inc.,
610	4.75%, 10/01/2027 (e)	615
1,709	5.00%, 10/01/2024 (e)	1,780
	American Axle & Manufacturing, Inc.,
300	6.25%, 03/15/2021	307
1,731	6.63%, 10/15/2022	1,792
1,352	Dana Financing Luxembourg Sarl, 5.75%, 04/15/2025 (e)	1,436
	Goodyear Tire & Rubber Co. (The),
2,598	4.88%, 03/15/2027	2,657
2,243	5.00%, 05/31/2026	2,322
2,512	5.13%, 11/15/2023	2,606
	Icahn Enterprises LP,
2,025	4.88%, 03/15/2019	2,033
1,677	6.25%, 02/01/2022	1,744
5,627	6.75%, 02/01/2024	5,908
	IHO Verwaltungs GmbH, (Germany),
350	4.50%, (cash), 09/15/2023 (e) (v)	358
2,350	4.75%, (cash), 09/15/2026 (e) (v)	2,380
2,085	Tenneco, Inc., 5.38%, 12/15/2024	2,179
2,535	ZF North America Capital, Inc., (Germany), 4.75%, 04/29/2025 (e)	2,701

		30,818

	Automobiles — 0.3%
1,750	BMW US Capital LLC, (Germany), 1.85%, 09/15/2021 (e)	1,708
	Daimler Finance North America LLC, (Germany),
1,000	2.70%, 08/03/2020 (e)	1,007
1,500	2.88%, 03/10/2021 (e)	1,515
500	3.30%, 05/19/2025 (e)	506
195	8.50%, 01/18/2031	292
	Fiat Chrysler Automobiles NV, (United Kingdom),
1,470	4.50%, 04/15/2020	1,516
708	5.25%, 04/15/2023	749
	Ford Motor Co.,
523	4.35%, 12/08/2026	545
3,500	6.63%, 10/01/2028	4,253
1,250	7.45%, 07/16/2031	1,621
2,655	General Motors Co., 6.60%, 04/01/2036	3,179
	Jaguar Land Rover Automotive plc, (United Kingdom),
657	4.25%, 11/15/2019 (e)	670
3,607	4.50%, 10/01/2027 (e)	3,573
974	5.63%, 02/01/2023 (e)	1,006
2,500	Motors Liquidation Co., 7.70%, 04/15/2016 (d) (bb)	—	(h)
	Nissan Motor Acceptance Corp.,
538	2.13%, 03/03/2020 (e)	535
7,205	2.80%, 01/13/2022 (e)	7,221

		29,896

	Distributors — 0.0% (g)
905	Global Partners LP, 6.25%, 07/15/2022	923
1,300	LKQ Corp., 4.75%, 05/15/2023	1,331

		2,254

	Diversified Consumer Services — 0.0% (g)
429	President & Fellows of Harvard College, 3.30%, 07/15/2056	415
	Service Corp. International,
1,605	5.38%, 05/15/2024	1,689
963	7.63%, 10/01/2018	1,003
2,300	8.00%, 11/15/2021	2,674

		5,781

	Hotels, Restaurants & Leisure — 0.5%
2,374	1011778 BC ULC, (Canada), 4.25%, 05/15/2024 (e)	2,377
400	Cedar Fair LP, 5.38%, 04/15/2027 (e)	421
548	Chukchansi Economic Development Authority, 9.75%, 05/30/2020 (d) (e)	304
494	Darden Restaurants, Inc., 3.85%, 05/01/2027	499
4,515	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/2019 (e)	4,436
4,455	GLP Capital LP, 5.38%, 11/01/2023	4,795

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
3,120	Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	3,167
2,171	Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/2024 (e)	2,366
	Hilton Worldwide Finance LLC,
1,136	4.63%, 04/01/2025	1,175
1,115	4.88%, 04/01/2027	1,175
	International Game Technology plc,
2,845	6.25%, 02/15/2022 (e)	3,105
2,575	6.50%, 02/15/2025 (e)	2,900
1,877	KFC Holding Co., 4.75%, 06/01/2027 (e)	1,921
3,600	McDonald’s Corp., 2.75%, 12/09/2020	3,643
	MGM Resorts International,
1,204	4.63%, 09/01/2026	1,228
3,945	6.00%, 03/15/2023	4,349
4,005	6.63%, 12/15/2021	4,456
990	NCL Corp. Ltd., 4.75%, 12/15/2021 (e)	1,025
	Sabre GLBL, Inc.,
1,050	5.25%, 11/15/2023 (e)	1,090
408	5.38%, 04/15/2023 (e)	424
1,630	Scientific Games International, Inc., 7.00%, 01/01/2022 (e)	1,720
1,960	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	1,989
3,608	Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	3,671
895	Speedway Motorsports, Inc., 5.13%, 02/01/2023	924
885	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	914

		54,074

	Household Durables — 0.2%
	CalAtlantic Group, Inc.,
905	5.25%, 06/01/2026	950
1,793	5.88%, 11/15/2024	1,993
300	6.25%, 12/15/2021	330
790	8.38%, 01/15/2021	913
	Lennar Corp.,
210	4.50%, 06/15/2019	215
286	4.50%, 11/15/2019	294
667	4.50%, 04/30/2024	688
2,305	4.75%, 05/30/2025	2,380
3,934	4.75%, 11/29/2027 (e)	4,023
500	4.75%, 11/15/2022	528
708	M/I Homes, Inc., 6.75%, 01/15/2021	735
	Mattamy Group Corp., (Canada),
675	6.50%, 10/01/2025 (e)	707
307	6.88%, 12/15/2023 (e)	322
	PulteGroup, Inc.,
400	5.00%, 01/15/2027	421
2,052	5.50%, 03/01/2026	2,235
851	Tempur Sealy International, Inc., 5.50%, 06/15/2026	871
	Toll Brothers Finance Corp.,
420	4.38%, 04/15/2023	435
370	4.88%, 11/15/2025	385
130	5.63%, 01/15/2024	141
524	5.88%, 02/15/2022	574

		19,140

	Internet & Direct Marketing Retail — 0.2%
	Amazon.com, Inc.,
612	2.80%, 08/22/2024 (e)	609
11,160	3.15%, 08/22/2027 (e)	11,164
500	3.30%, 12/05/2021	517
900	4.25%, 08/22/2057 (e)	945
1,523	4.80%, 12/05/2034	1,756
1,500	Netflix, Inc., 4.38%, 11/15/2026	1,477
357	Priceline Group, Inc. (The), 2.75%, 03/15/2023	353
1,000	QVC, Inc., 4.45%, 02/15/2025	1,022

		17,843

	Media — 1.2%
	21st Century Fox America, Inc.,
500	6.55%, 03/15/2033	631
600	6.75%, 01/09/2038	776
800	7.75%, 01/20/2024	984
200	7.85%, 03/01/2039	286
147	8.88%, 04/26/2023	185
1,160	Altice Financing SA, (Luxembourg), 7.50%, 05/15/2026 (e)	1,212
	Altice US Finance I Corp.,
3,775	5.38%, 07/15/2023 (e)	3,841
2,517	5.50%, 05/15/2026 (e)	2,549
	AMC Networks, Inc.,
1,693	4.75%, 08/01/2025	1,680
2,096	5.00%, 04/01/2024	2,122
1,178	CBS Corp., 3.70%, 08/15/2024	1,212
15,665	Charter Communications Operating LLC, 4.91%, 07/23/2025	16,547

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
865	Cinemark USA, Inc., 4.88%, 06/01/2023	880
1,823	Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/2022	1,843
240	Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	315
	Comcast Corp.,
1,290	2.75%, 03/01/2023	1,293
1,500	3.15%, 02/15/2028	1,482
3,000	3.38%, 08/15/2025	3,068
5,000	3.40%, 07/15/2046	4,549
111	3.97%, 11/01/2047 (e)	111
135	4.00%, 11/01/2049 (e)	134
2,819	4.20%, 08/15/2034	2,982
2,405	4.60%, 08/15/2045	2,613
435	6.50%, 11/15/2035	581
	CSC Holdings LLC,
5,218	5.25%, 06/01/2024	5,086
3,627	5.50%, 04/15/2027 (e)	3,677
946	10.88%, 10/15/2025 (e)	1,119
	Discovery Communications LLC,
7,755	3.95%, 03/20/2028	7,589
946	6.35%, 06/01/2040	1,077
	DISH DBS Corp.,
3,302	5.00%, 03/15/2023	3,211
5,187	5.88%, 07/15/2022	5,336
4,224	5.88%, 11/15/2024	4,244
1,569	6.75%, 06/01/2021	1,671
5,388	7.75%, 07/01/2026	5,812
543	EW Scripps Co. (The), 5.13%, 05/15/2025 (e)	542
	Historic TW, Inc.,
660	7.57%, 02/01/2024	815
1,000	9.15%, 02/01/2023	1,289
	iHeartCommunications, Inc.,
5,185	9.00%, 12/15/2019	3,850
950	9.00%, 03/01/2021	679
	Lamar Media Corp.,
2,250	5.00%, 05/01/2023	2,317
1,680	5.38%, 01/15/2024	1,764
510	5.75%, 02/01/2026	548
470	Liberty Interactive LLC, 8.25%, 02/01/2030	511
1,845	Mediacom Broadband LLC, 6.38%, 04/01/2023	1,905
810	NBCUniversal Media LLC, 5.95%, 04/01/2041	1,030
265	Quebecor, Inc., (Canada), 9.75%, 01/15/2016 (d) (bb)	—
	Sirius XM Radio, Inc.,
4,010	4.63%, 05/15/2023 (e)	4,120
1,490	5.00%, 08/01/2027 (e)	1,507
1,500	5.38%, 04/15/2025 (e)	1,578
890	5.38%, 07/15/2026 (e)	932
	TEGNA, Inc.,
1,184	5.13%, 07/15/2020	1,215
1,435	5.50%, 09/15/2024 (e)	1,494
2,875	6.38%, 10/15/2023	3,026
335	Time Warner Cable LLC, 7.30%, 07/01/2038	413
1,860	Time Warner Entertainment Co. LP, 8.38%, 07/15/2033	2,526
182	Time Warner, Inc., 5.38%, 10/15/2041	197
500	Unitymedia GmbH, (Germany), 6.13%, 01/15/2025 (e)	528
	Unitymedia Hessen GmbH & Co. KG, (Germany),
755	5.00%, 01/15/2025 (e)	780
810	5.50%, 01/15/2023 (e)	835
	Univision Communications, Inc.,
1,215	5.13%, 05/15/2023 (e)	1,215
327	5.13%, 02/15/2025 (e)	318
2,460	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	2,497
70	Viacom, Inc., 4.38%, 03/15/2043	58
	Videotron Ltd., (Canada),
1,623	5.13%, 04/15/2027 (e)	1,700
3,247	5.38%, 06/15/2024 (e)	3,507
1,800	VTR Finance BV, (Chile), Reg. S, 6.88%, 01/15/2024	1,908
	Walt Disney Co. (The),
389	1.85%, 07/30/2026	355
1,800	2.95%, 06/15/2027	1,784
	WMG Acquisition Corp.,
1,500	5.00%, 08/01/2023 (e)	1,552
675	5.63%, 04/15/2022 (e)	697
250	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	251

		140,941

	Multiline Retail — 0.1%
7,358	Dollar Tree, Inc., 5.75%, 03/01/2023	7,698
475	Macy’s Retail Holdings, Inc., 6.90%, 04/01/2029	501

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Multiline Retail — continued
5,525	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (e)	3,149

		11,348

	Specialty Retail — 0.3%
870	Advance Auto Parts, Inc., 4.50%, 12/01/2023	912
2,000	Caleres, Inc., 6.25%, 08/15/2023	2,097
2,455	Claire’s Stores, Inc., 9.00%, 03/15/2019 (e)	1,528
1,881	Group 1 Automotive, Inc., 5.25%, 12/15/2023 (e)	1,947
	Home Depot, Inc. (The),
444	2.13%, 09/15/2026	415
734	2.63%, 06/01/2022	739
1,000	2.80%, 09/14/2027	979
2,751	3.00%, 04/01/2026	2,747
2,800	3.50%, 09/15/2056	2,572
	L Brands, Inc.,
1,250	5.63%, 10/15/2023	1,345
1,650	6.75%, 07/01/2036	1,646
2,213	6.88%, 11/01/2035	2,235
	Lowe’s Cos., Inc.,
665	3.13%, 09/15/2024	675
1,262	3.38%, 09/15/2025	1,292
5,000	3.70%, 04/15/2046	4,890
185	O’Reilly Automotive, Inc., 3.60%, 09/01/2027	185
2,069	Penske Automotive Group, Inc., 5.50%, 05/15/2026	2,105
	Sally Holdings LLC,
250	5.50%, 11/01/2023	252
967	5.63%, 12/01/2025	967
1,465	Staples, Inc., 8.50%, 09/15/2025 (e)	1,319

		30,847

	Textiles, Apparel & Luxury Goods — 0.0% (g)
	Hanesbrands, Inc.,
1,274	4.63%, 05/15/2024 (e)	1,295
1,774	4.88%, 05/15/2026 (e)	1,809
1,470	Levi Strauss & Co., 5.00%, 05/01/2025	1,531

		4,635

	Total Consumer Discretionary	347,577

	Consumer Staples — 1.7%
	Beverages — 0.6%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
50	1.90%, 02/01/2019	50
2,360	2.65%, 02/01/2021	2,378
2,551	3.30%, 02/01/2023	2,615
29,285	3.65%, 02/01/2026	30,040
8,490	4.70%, 02/01/2036	9,400
5,415	4.90%, 02/01/2046	6,102
1,032	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.44%, 10/06/2048	1,089
1,000	Coca-Cola Co. (The), 2.25%, 09/01/2026	946
1,540	Constellation Brands, Inc., 4.50%, 05/09/2047	1,625
365	Diageo Investment Corp., (United Kingdom), 8.00%, 09/15/2022	450
	Dr Pepper Snapple Group, Inc.,
507	2.55%, 09/15/2026	476
225	3.43%, 06/15/2027 (e)	224
	PepsiCo, Inc.,
850	2.38%, 10/06/2026	809
572	3.10%, 07/17/2022	587
4,230	3.45%, 10/06/2046	4,039
1,845	3.50%, 07/17/2025	1,911
730	4.45%, 04/14/2046	812

		63,553

	Food & Staples Retailing — 0.2%
	Albertsons Cos. LLC,
71	5.75%, 03/15/2025	63
230	6.63%, 06/15/2024	220
	CVS Health Corp.,
2,460	2.80%, 07/20/2020	2,474
1,659	4.00%, 12/05/2023	1,728
	Kroger Co. (The),
4,600	5.15%, 08/01/2043	4,833
1,162	7.50%, 04/01/2031	1,517
900	Series B, 7.70%, 06/01/2029	1,193
5,040	New Albertson’s, Inc., 8.00%, 05/01/2031	4,304
1,455	SUPERVALU, Inc., 7.75%, 11/15/2022	1,415
	Sysco Corp.,
575	2.50%, 07/15/2021	573
1,517	2.60%, 06/12/2022	1,513
1,629	Tops Holding LLC, 8.00%, 06/15/2022 (e)	929
	Walgreens Boots Alliance, Inc.,
497	3.45%, 06/01/2026	487
424	3.80%, 11/18/2024	432
	Wal-Mart Stores, Inc.,
300	2.55%, 04/11/2023	300

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food & Staples Retailing — continued
250	2.65%, 12/15/2024	249
1,500	3.63%, 12/15/2047	1,546
260	7.55%, 02/15/2030	378

		24,154

	Food Products — 0.3%
1,650	Archer-Daniels-Midland Co., 2.50%, 08/11/2026	1,566
	Bunge Ltd. Finance Corp.,
305	3.50%, 11/24/2020	311
655	8.50%, 06/15/2019	714
	Cargill, Inc.,
800	3.30%, 03/01/2022 (e)	816
470	4.76%, 11/23/2045 (e)	549
	Conagra Brands, Inc.,
135	3.25%, 09/15/2022	137
180	6.63%, 08/15/2039	209
300	Darling Ingredients, Inc., 5.38%, 01/15/2022	308
	JBS USA LUX SA, (Brazil),
1,235	5.75%, 06/15/2025 (e)	1,203
1,868	5.88%, 07/15/2024 (e)	1,847
3,492	7.25%, 06/01/2021 (e)	3,533
816	7.25%, 06/01/2021 (e)	826
1,430	8.25%, 02/01/2020 (e)	1,434
	Kraft Heinz Foods Co.,
219	3.50%, 06/06/2022	224
6,960	4.38%, 06/01/2046	6,710
601	5.00%, 07/15/2035	653
488	5.00%, 06/04/2042	513
946	5.20%, 07/15/2045	1,024
599	6.13%, 08/23/2018	616
200	6.50%, 02/09/2040	249
417	6.75%, 03/15/2032	527
575	6.88%, 01/26/2039	738
	Lamb Weston Holdings, Inc.,
1,274	4.63%, 11/01/2024 (e)	1,317
1,279	4.88%, 11/01/2026 (e)	1,346
497	Mead Johnson Nutrition Co., (United Kingdom), 4.13%, 11/15/2025	528
	Pilgrim’s Pride Corp.,
267	5.75%, 03/15/2025 (e)	280
745	5.88%, 09/30/2027 (e)	781
253	SEATRK, 14.00%, 06/30/2018 (bb)	256
	Tyson Foods, Inc.,
700	3.95%, 08/15/2024	735
700	5.15%, 08/15/2044	805

		30,755

	Household Products — 0.2%
1,000	Colgate-Palmolive Co., 2.25%, 11/15/2022	990
600	Kimberly-Clark Corp., 2.40%, 06/01/2023	597
373	Procter & Gamble - ESOP, Series A, 9.36%, 01/01/2021	415
2,255	Procter & Gamble Co. (The), 2.85%, 08/11/2027	2,229
16,100	Reckitt Benckiser Treasury Services plc, (United Kingdom), 2.75%, 06/26/2024 (e)	15,731
4,179	Spectrum Brands, Inc., 5.75%, 07/15/2025	4,388

		24,350

	Personal Products — 0.0% (g)
980	Revlon Consumer Products Corp., 5.75%, 02/15/2021	781

	Tobacco — 0.4%
	Altria Group, Inc.,
7,500	2.63%, 01/14/2020	7,560
9,585	3.88%, 09/16/2046	9,330
	BAT Capital Corp., (United Kingdom),
11,345	4.39%, 08/15/2037 (e)	11,711
3,100	4.54%, 08/15/2047 (e)	3,201
	Philip Morris International, Inc.,
6,600	3.13%, 08/17/2027	6,565
5,000	4.13%, 03/04/2043	5,074
5,235	Reynolds American, Inc., (United Kingdom), 4.45%, 06/12/2025	5,588

		49,029

	Total Consumer Staples	192,622

	Energy — 3.4%
	Energy Equipment & Services — 0.4%
903	Baker Hughes a GE Co. LLC, 5.13%, 09/15/2040	1,054
	Diamond Offshore Drilling, Inc.,
1,468	3.45%, 11/01/2023	1,307
1,203	7.88%, 08/15/2025	1,254
1,061	Ensco plc, 8.00%, 01/31/2024	1,040
	Halliburton Co.,
250	7.45%, 09/15/2039	350
275	7.60%, 08/15/2096 (e)	376
700	8.75%, 02/15/2021	827
2,538	KCA Deutag UK Finance plc, (United Kingdom), 7.25%, 05/15/2021 (e)	2,449

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Energy Equipment & Services — continued
	Nabors Industries, Inc.,
193	5.10%, 09/15/2023	183
2,922	5.50%, 01/15/2023	2,827
1,418	Noble Holding International Ltd., (United Kingdom), 8.70%, 04/01/2045	1,113
636	Precision Drilling Corp., (Canada), 7.13%, 01/15/2026 (e)	641
501	Rowan Cos., Inc., 7.38%, 06/15/2025	503
16,280	Schlumberger Holdings Corp., 4.00%, 12/21/2025 (e)	16,985
	Schlumberger Investment SA,
640	2.40%, 08/01/2022 (e)	634
219	3.30%, 09/14/2021 (e)	225
1,210	3.65%, 12/01/2023	1,270
1,557	Sea Trucks Group Ltd., (Nigeria), Reg. S, 9.00%, 03/26/2018 (d) (e)	483
2,998	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.50%, 11/02/2020 (e)	3,043
1,789	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	1,883
	Transocean, Inc.,
4,094	6.80%, 03/15/2038	3,265
1,891	7.50%, 01/15/2026 (e)	1,943
1,936	9.00%, 07/15/2023 (e)	2,091
582	Unit Corp., 6.63%, 05/15/2021	583

		46,329

	Oil, Gas & Consumable Fuels — 3.0%
278	Anadarko Holding Co., 7.15%, 05/15/2028	331
	Anadarko Petroleum Corp.,
350	6.95%, 06/15/2019	373
100	7.95%, 06/15/2039	134
225	8.70%, 03/15/2019	243
250	ANR Pipeline Co., 9.63%, 11/01/2021	313
	Antero Resources Corp.,
511	5.13%, 12/01/2022	524
2,771	5.38%, 11/01/2021	2,840
	Apache Corp.,
400	6.00%, 01/15/2037	467
775	6.90%, 09/15/2018	803
610	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	633
	Boardwalk Pipelines LP,
7,039	4.45%, 07/15/2027	7,165
242	4.95%, 12/15/2024	257
	BP Capital Markets plc, (United Kingdom),
325	3.02%, 01/16/2027	320
2,665	3.22%, 04/14/2024	2,714
385	3.25%, 05/06/2022	395
727	3.28%, 09/19/2027	729
1,800	3.54%, 11/04/2024	1,863
1,000	3.59%, 04/14/2027	1,030
612	3.81%, 02/10/2024	644
12,565	3.99%, 09/26/2023	13,331
515	4.75%, 03/10/2019	532
815	Burlington Resources, Inc., 8.20%, 03/15/2025	1,057
2,072	California Resources Corp., 8.00%, 12/15/2022 (e)	1,533
830	Canadian Natural Resources Ltd., (Canada), 6.45%, 06/30/2033	1,000
264	Carlyle Promissory Note, 3.36%, 07/15/2019 (bb)	262
	Cenovus Energy, Inc., (Canada),
294	4.45%, 09/15/2042	267
4,000	5.20%, 09/15/2043	3,948
1,795	6.75%, 11/15/2039	2,114
	Cheniere Corpus Christi Holdings LLC,
1,715	5.13%, 06/30/2027 (e)	1,773
3,810	5.88%, 03/31/2025	4,129
2,295	7.00%, 06/30/2024	2,605
2,059	Cheniere Energy Partners LP, 5.25%, 10/01/2025 (e)	2,113
3,080	Chesapeake Energy Corp., 8.00%, 01/15/2025 (e)	3,061
	Chevron Corp.,
540	2.36%, 12/05/2022	535
2,500	2.57%, 05/16/2023	2,492
645	2.90%, 03/03/2024	650
1,550	2.95%, 05/16/2026	1,543
1,243	CNOOC Finance 2015 USA LLC, (China), 3.50%, 05/05/2025	1,255
1,026	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	1,086
215	Conoco Funding Co., 7.25%, 10/15/2031	295
	ConocoPhillips,
210	5.90%, 10/15/2032	259
750	6.50%, 02/01/2039	1,014
410	7.00%, 03/30/2029	521
1,420	ConocoPhillips Co., 4.20%, 03/15/2021	1,497

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
300	ConocoPhillips Holding Co., 6.95%, 04/15/2029	389
	Continental Resources, Inc.,
2,765	4.90%, 06/01/2044	2,627
7,079	5.00%, 09/15/2022	7,211
880	Crestwood Midstream Partners LP, 6.25%, 04/01/2023	911
	DCP Midstream Operating LP,
6,084	3.88%, 03/15/2023	6,069
1,116	4.75%, 09/30/2021 (e)	1,147
522	4.95%, 04/01/2022	543
800	6.75%, 09/15/2037 (e)	856
236	Devon Energy Corp., 3.25%, 05/15/2022	240
	Ecopetrol SA, (Colombia),
969	5.38%, 06/26/2026	1,039
3,550	5.88%, 09/18/2023	3,963
125	Enbridge, Inc., (Canada), 5.50%, 12/01/2046	144
	Encana Corp., (Canada),
150	6.50%, 05/15/2019	158
1,000	6.50%, 08/15/2034	1,221
148	6.63%, 08/15/2037	185
175	7.38%, 11/01/2031	223
	Energy Transfer Equity LP,
1,433	4.25%, 03/15/2023	1,444
3,560	5.50%, 06/01/2027	3,711
3,030	5.88%, 01/15/2024	3,242
	Energy Transfer LP,
1,080	2.50%, 06/15/2018	1,082
14,346	4.75%, 01/15/2026	14,919
200	4.90%, 02/01/2024	212
1,146	5.00%, 10/01/2022	1,227
1,566	6.05%, 06/01/2041	1,656
300	7.50%, 07/01/2038	370
1,210	Eni SpA, (Italy), 5.70%, 10/01/2040 (e)	1,288
500	Eni USA, Inc., (United Kingdom), 7.30%, 11/15/2027	629
	EnLink Midstream Partners LP,
841	2.70%, 04/01/2019	840
922	4.15%, 06/01/2025	928
	Enterprise Products Operating LLC,
1,252	3.35%, 03/15/2023	1,276
1,026	3.70%, 02/15/2026	1,047
6,559	3.75%, 02/15/2025	6,741
330	4.95%, 10/15/2054	351
333	5.95%, 02/01/2041	402
375	6.45%, 09/01/2040	475
800	Series J, 5.75%, 03/01/2035	910
	EOG Resources, Inc.,
1,700	4.10%, 02/01/2021	1,779
200	6.88%, 10/01/2018	208
	EP Energy LLC,
620	8.00%, 11/29/2024 (e)	620
4,940	9.38%, 05/01/2020	3,656
8,004	Frontera Energy Corp., (Colombia), Series AI, 10.00%, (cash), 11/02/2021 (v)	9,074
1,502	Gulfport Energy Corp., 6.38%, 01/15/2026 (e)	1,509
5,510	Hess Corp., 6.00%, 01/15/2040	5,940
1,938	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	1,943
1,331	Holly Energy Partners LP, 6.00%, 08/01/2024 (e)	1,388
	KazMunayGas National Co. JSC, (Kazakhstan),
200	Reg. S, 4.40%, 04/30/2023	205
300	Reg. S, 6.38%, 04/09/2021	329
5,005	Reg. S, 7.00%, 05/05/2020	5,455
800	Kerr-McGee Corp., 7.88%, 09/15/2031	1,056
500	Marathon Oil Corp., 6.80%, 03/15/2032	601
	MPLX LP,
7,150	4.13%, 03/01/2027	7,265
859	4.88%, 12/01/2024	922
323	5.20%, 03/01/2047	341
2,303	Murphy Oil Corp., 4.70%, 12/01/2022	2,306
	Newfield Exploration Co.,
575	5.63%, 07/01/2024	621
1,500	5.75%, 01/30/2022	1,603
	NGPL PipeCo LLC,
1,900	4.38%, 08/15/2022 (e)	1,948
1,835	4.88%, 08/15/2027 (e)	1,905
1,500	Noble Energy, Inc., 5.25%, 11/15/2043	1,614
	NuStar Logistics LP,
1,425	4.75%, 02/01/2022	1,439
598	5.63%, 04/28/2027	604
1,046	6.75%, 02/01/2021	1,118
	Occidental Petroleum Corp.,
504	2.70%, 02/15/2023	505
2,300	3.40%, 04/15/2026	2,359
	ONEOK Partners LP,
1,000	4.90%, 03/15/2025	1,070

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,465	6.65%, 10/01/2036	1,767
3,050	ONEOK, Inc., 7.50%, 09/01/2023	3,641
1,041	Parsley Energy LLC, 5.38%, 01/15/2025 (e)	1,054
	PBF Holding Co. LLC,
533	7.00%, 11/15/2023	560
1,431	7.25%, 06/15/2025 (e)	1,506
	Penn Virginia Corp.,
2,000	7.25%, 04/15/2019 (d) (bb)	3
1,000	8.50%, 05/01/2020 (d) (bb)	1
2,200	Pertamina Persero PT, (Indonesia), Reg. S, 6.45%, 05/30/2044	2,632
1,760	Petroamazonas EP, (Ecuador), 4.63%, 02/16/2020 (e)	1,710
2,050	Petrobras Global Finance BV, (Brazil), 6.13%, 01/17/2022	2,179
	Petro-Canada, (Canada),
1,215	6.80%, 05/15/2038	1,639
1,937	7.88%, 06/15/2026	2,457
	Petroleos del Peru SA, (Peru),
1,670	4.75%, 06/19/2032 (e)	1,707
1,760	5.63%, 06/19/2047 (e)	1,866
	Petroleos Mexicanos, (Mexico),
333	4.63%, 09/21/2023	344
10,481	(ICE LIBOR USD 3 Month + 3.65%), 4.97%, 03/11/2022 (e) (aa)	11,492
1,812	5.63%, 01/23/2046	1,694
4,018	6.50%, 03/13/2027 (e)	4,431
170	6.75%, 09/21/2047	179
970	6.75%, 09/21/2047 (e)	1,024
464	6.75%, 09/21/2047	490
962	6.88%, 08/04/2026	1,098
1,500	Reg. S, 5.38%, 03/13/2022	1,603
150	Petroleum Co. of Trinidad & Tobago Ltd., (Trinidad and Tobago), Reg. S, 9.75%, 08/14/2019	160
1,000	Phillips 66, 4.65%, 11/15/2034	1,078
	Plains All American Pipeline LP,
519	3.65%, 06/01/2022	522
1,740	4.65%, 10/15/2025	1,775
	QEP Resources, Inc.,
2,196	5.25%, 05/01/2023	2,223
2,136	5.38%, 10/01/2022	2,187
673	5.63%, 03/01/2026	683
978	6.88%, 03/01/2021	1,058
	Range Resources Corp.,
2,778	5.00%, 08/15/2022	2,768
772	5.00%, 03/15/2023	764
200	5.75%, 06/01/2021	207
3,040	Rockies Express Pipeline LLC, 6.00%, 01/15/2019 (e)	3,138
1,060	Seven Generations Energy Ltd., (Canada), 5.38%, 09/30/2025 (e)	1,063
	Southwestern Energy Co.,
2,438	6.70%, 01/23/2025	2,535
1,853	7.50%, 04/01/2026	1,990
1,140	Spectra Energy Partners LP, 4.50%, 03/15/2045	1,150
	Statoil ASA, (Norway),
263	2.45%, 01/17/2023	261
2,179	2.65%, 01/15/2024	2,165
790	3.15%, 01/23/2022	810
585	7.15%, 11/15/2025	742
5	Stone Energy Corp., 7.50%, 05/31/2022	5
910	Summit Midstream Holdings LLC, 5.50%, 08/15/2022	917
148	Suncor Energy, Inc., (Canada), 7.15%, 02/01/2032	195
	Sunoco Logistics Partners Operations LP,
464	4.25%, 04/01/2024	476
2,000	5.35%, 05/15/2045	1,959
	Sunoco LP,
947	5.50%, 08/01/2020	974
664	6.25%, 04/15/2021	689
920	6.38%, 04/01/2023	972
	Tallgrass Energy Partners LP,
1,340	5.50%, 09/15/2024 (e)	1,390
1,045	5.50%, 01/15/2028 (e)	1,077
	Targa Resources Partners LP,
2,436	4.25%, 11/15/2023	2,399
870	5.00%, 01/15/2028 (e)	865
1,875	5.13%, 02/01/2025	1,917
2,485	5.25%, 05/01/2023	2,547
140	5.38%, 02/01/2027	144
422	TC PipeLines LP, 3.90%, 05/25/2027	422
	TerraForm Power Operating LLC,
1,167	4.25%, 01/31/2023 (e) (w)	1,170
1,468	5.00%, 01/31/2028 (e) (w)	1,474
729	SUB, 6.38%, 02/01/2023 (e)	768
188	SUB, 6.62%, 06/15/2025 (e)	206

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Tosco Corp.,
500	7.80%, 01/01/2027	660
640	8.13%, 02/15/2030	895
	Total Capital International SA, (France),
3,165	2.75%, 06/19/2021	3,212
10,000	3.70%, 01/15/2024	10,556
	TransCanada PipeLines Ltd., (Canada),
256	1.88%, 01/12/2018	256
285	2.50%, 08/01/2022	283
340	3.75%, 10/16/2023	357
1,000	6.20%, 10/15/2037	1,311
606	7.25%, 08/15/2038	868
	Ultra Resources, Inc.,
6,191	6.88%, 04/15/2022 (e)	6,250
1,516	7.13%, 04/15/2025 (e)	1,516
500	Valero Energy Corp., 7.50%, 04/15/2032	666
446	Western Gas Partners LP, 5.38%, 06/01/2021	474
	Williams Cos., Inc. (The),
2,245	3.70%, 01/15/2023	2,245
1,215	4.55%, 06/24/2024	1,259
1,480	5.75%, 06/24/2044	1,560
918	7.75%, 06/15/2031	1,120
132	Series A, 7.50%, 01/15/2031	162
8,250	Williams Partners LP, 4.00%, 09/15/2025	8,406
1,490	YPF SA, (Argentina), Reg. S, 8.50%, 03/23/2021	1,685

		336,372

	Total Energy	382,701

	Financials — 9.1%
	Banks — 4.2%
15,301	ABN AMRO Bank NV, (Netherlands), 4.75%, 07/28/2025 (e)	16,180
	ANZ New Zealand Int’l Ltd., (New Zealand),
1,200	2.88%, 01/25/2022 (e)	1,203
889	3.45%, 07/17/2027 (e)	897
8,400	Australia & New Zealand Banking Group Ltd., (Australia), (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 06/15/2026 (e) (x) (y) (aa)	9,566
820	Banco Mercantil del Norte SA, (Mexico), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 07/06/2022 (e) (x) (y) (aa)	865
200	Banco Nacional de Comercio Exterior SNC, (Mexico), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 08/11/2026 (e) (aa)	199
	Bank of America Corp.,
1,825	2.00%, 01/11/2018	1,825
1,025	2.50%, 10/21/2022	1,011
1,805	(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/2023 (aa)	1,807
143	3.30%, 01/11/2023	146
1,000	(ICE LIBOR USD 3 Month + 1.51%), 3.70%, 04/24/2028 (aa)	1,024
2,975	(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/2028 (aa)	3,074
960	4.00%, 04/01/2024	1,013
7,677	4.00%, 01/22/2025	7,929
473	4.25%, 10/22/2026	496
1,294	4.45%, 03/03/2026	1,374
1,275	5.63%, 07/01/2020	1,376
695	5.65%, 05/01/2018	706
1,710	6.88%, 04/25/2018	1,743
1,500	Series F, 6.98%, 03/07/2037	1,934
1,225	Series L, 2.25%, 04/21/2020	1,222
1,326	Series L, 3.95%, 04/21/2025	1,363
2,230	Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 09/05/2024 (x) (y) (aa)	2,470
	Bank of Montreal, (Canada),
653	1.50%, 07/18/2019	647
2,000	1.75%, 06/15/2021 (e)	1,954
655	2.38%, 01/25/2019	657
	Bank of Nova Scotia (The), (Canada),
1,000	1.65%, 06/14/2019	993
1,725	1.85%, 04/14/2020	1,712
500	1.88%, 09/20/2021 (e)	489
1,000	2.45%, 09/19/2022	990
	Barclays Bank plc, (United Kingdom),
980	6.05%, 12/04/2017 (e)	980
4,088	7.63%, 11/21/2022	4,655
478	Barclays plc, (United Kingdom), 5.25%, 08/17/2045	541
	BB&T Corp.,
1,500	2.63%, 06/29/2020	1,513
800	2.85%, 10/26/2024	795
500	5.25%, 11/01/2019	526
150	6.85%, 04/30/2019	160

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Banks — continued
	2,000	BNP Paribas SA, (France), 3.80%, 01/10/2024 (e)	2,070
		BNZ International Funding Ltd., (New Zealand),
	1,000	2.10%, 09/14/2021 (e)	980
	1,000	2.90%, 02/21/2022 (e)	1,004
	3,319	Canadian Imperial Bank of Commerce, (Canada), 2.25%, 07/21/2020 (e)	3,320
	1,400	Capital One Bank USA NA, 3.38%, 02/15/2023	1,415
	2,500	Capital One NA, 1.50%, 03/22/2018	2,498
		CIT Group, Inc.,
	4,116	5.00%, 08/15/2022	4,399
	3,704	5.00%, 08/01/2023	3,986
	228	5.38%, 05/15/2020	242
		Citigroup, Inc.,
	2,000	2.75%, 04/25/2022	1,995
	1,500	2.90%, 12/08/2021	1,509
	9,495	(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (aa)	9,451
	970	3.70%, 01/12/2026	994
	6,755	(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/2028 (aa)	6,947
	2,500	4.30%, 11/20/2026	2,602
	5,000	4.60%, 03/09/2026	5,307
	581	(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 01/30/2023 (x) (y) (aa)	624
	838	6.63%, 01/15/2028	1,034
	645	6.88%, 06/01/2025	777
	1,115	7.00%, 12/01/2025	1,329
	813	Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 05/15/2024 (x) (y) (aa)	879
	2,062	Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	2,160
	430	Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 05/15/2025 (x) (y) (aa)	463
	1,545	Series Q, (ICE LIBOR USD 3 Month + 4.10%), 5.95%, 08/15/2020 (x) (y) (aa)	1,621
	1,070	Commonwealth Bank of Australia, (Australia), 2.50%, 09/18/2022 (e)	1,061
		Cooperatieve Rabobank UA, (Netherlands),
	2,000	2.50%, 01/19/2021	2,011
	1,045	3.88%, 02/08/2022	1,101
		Credit Agricole SA, (France),
	6,500	2.38%, 07/01/2021 (e)	6,475
	5,765	4.38%, 03/17/2025 (e)	6,021
	10,576	(USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (e) (x) (y) (aa)	12,699
	250	Credit Suisse Group Funding Guernsey Ltd., (Switzerland), 2.75%, 03/26/2020	251
		Danske Bank A/S, (Denmark),
	7,000	2.00%, 09/08/2021 (e)	6,848
	619	2.70%, 03/02/2022 (e)	620
EUR	3,700	Reg. S, (EUR Swap Annual 5 Year + 5.47%), 5.88%, 04/06/2022 (x) (y) (aa)	4,993
	625	Fifth Third Bancorp, 2.88%, 07/27/2020	633
	234	Fifth Third Bank, 3.85%, 03/15/2026	241
		HSBC Bank plc, (United Kingdom),
	474	1.50%, 05/15/2018 (e)	473
	1,045	4.75%, 01/19/2021 (e)	1,115
		HSBC Holdings plc, (United Kingdom),
	3,840	2.65%, 01/05/2022	3,823
	1,052	(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (aa)	1,056
	13,655	(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/2023 (aa)	13,855
	15,869	3.40%, 03/08/2021	16,249
	1,250	3.60%, 05/25/2023	1,291
	506	3.90%, 05/25/2026	523
	1,371	4.00%, 03/30/2022	1,438
	6,263	(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/2028 (aa)	6,507
	1,333	4.25%, 08/18/2025	1,384
	1,006	4.30%, 03/08/2026	1,068
	14,265	(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 03/30/2025 (x) (y) (aa)	15,406
		Huntington Bancshares, Inc.,
	1,084	2.30%, 01/14/2022	1,067
	846	3.15%, 03/14/2021	860
	1,155	Huntington National Bank (The), 2.88%, 08/20/2020	1,168
		Industrial & Commercial Bank of China Ltd., (China),
	400	2.45%, 10/20/2021	393
	350	2.96%, 11/08/2022	348
	5,857	ING Groep NV, (Netherlands), Reg. S, (USD Swap Semi 5 Year + 5.12%), 6.87%, 04/16/2022 (x) (y) (aa)	6,413
		Intesa Sanpaolo SpA, (Italy),
	9,315	3.13%, 07/14/2022 (e)	9,266
	1,405	3.88%, 07/14/2027 (e)	1,405
	1,621	KeyBank NA, 3.18%, 05/22/2022	1,641

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Banks — continued
	605	KeyCorp, 2.90%, 09/15/2020	612
		Lloyds Banking Group plc, (United Kingdom),
	17,105	(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/07/2028 (aa)	16,931
EUR	6,750	Reg. S, (EUR Swap Annual 5 Year + 5.29%), 6.37%, 06/27/2020 (x) (y) (aa)	8,827
	1,250	Manufacturers & Traders Trust Co., 6.63%, 12/04/2017	1,250
	200	MFB Magyar Fejlesztesi Bank Zrt., (Hungary), Reg. S, 6.25%, 10/21/2020	220
		Mitsubishi UFJ Financial Group, Inc., (Japan),
	423	2.53%, 09/13/2023	413
	2,150	2.67%, 07/25/2022	2,132
	413	3.00%, 02/22/2022	417
		National Australia Bank Ltd., (Australia),
	448	2.50%, 07/12/2026	426
	1,848	3.38%, 01/14/2026	1,874
	200	National Savings Bank, (Sri Lanka), Reg. S, 8.88%, 09/18/2018	208
		Nordea Bank AB, (Sweden),
	886	4.25%, 09/21/2022 (e)	933
	8,800	(USD Swap Semi 5 Year + 3.39%), 6.13%, 09/23/2024 (e) (x) (y) (aa)	9,482
		PNC Bank NA,
	655	2.15%, 04/29/2021	649
	1,000	3.10%, 10/25/2027	988
	1,057	PNC Financial Services Group, Inc. (The), 4.38%, 08/11/2020	1,113
		Royal Bank of Canada, (Canada),
	2,960	1.88%, 02/05/2020	2,938
	630	2.00%, 10/01/2018	631
	308	2.00%, 12/10/2018	308
	1,380	2.15%, 03/06/2020	1,376
	423	4.65%, 01/27/2026	453
		Royal Bank of Scotland Group plc, (United Kingdom),
	2,460	5.13%, 05/28/2024	2,613
	6,055	6.10%, 06/10/2023	6,682
	10,795	6.13%, 12/15/2022	11,901
	1,370	(USD Swap Semi 5 Year + 5.80%), 7.50%, 08/10/2020 (x) (y) (aa)	1,452
	865	(USD Swap Semi 5 Year + 7.60%), 8.63%, 08/15/2021 (x) (y) (aa)	975
	200	Russian Agricultural Bank OJSC Via RSHB Capital SA, (Russia), Reg. S, 7.75%, 05/29/2018	205
	14,379	Santander UK Group Holdings plc, (United Kingdom), 4.75%, 09/15/2025 (e)	15,042
	1,697	Santander UK plc, (United Kingdom), 2.50%, 03/14/2019	1,704
	200	Sberbank of Russia Via SB Capital SA, (Russia), Reg. S, 6.13%, 02/07/2022	219
	897	Skandinaviska Enskilda Banken AB, (Sweden), 1.75%, 03/19/2018 (e)	897
		Societe Generale SA, (France),
	16,303	4.25%, 04/14/2025 (e)	16,575
	5,000	5.00%, 01/17/2024 (e)	5,327
	2,745	(USD Swap Semi 5 Year + 6.24%), 7.38%, 09/13/2021 (e) (x) (y) (aa)	2,975
	8,160	(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 09/29/2025 (e) (x) (y) (aa)	9,517
	1,545	SpareBank 1 Boligkreditt A/S, (Norway), 1.75%, 11/15/2019 (e)	1,527
	2,600	Stadshypotek AB, (Sweden), 1.88%, 10/02/2019 (e)	2,585
		Sumitomo Mitsui Financial Group, Inc., (Japan),
	1,644	2.78%, 10/18/2022	1,639
	3,550	2.78%, 07/12/2022	3,535
	1,200	2.85%, 01/11/2022	1,204
	2,500	SunTrust Banks, Inc., 6.00%, 02/15/2026	2,880
	1,007	TC Ziraat Bankasi A/S, (Turkey), 5.13%, 09/29/2023 (e)	973
		Toronto-Dominion Bank (The), (Canada),
	2,852	1.75%, 07/23/2018	2,851
	712	2.13%, 07/02/2019	713
	453	2.25%, 11/05/2019	454
	372	(USD Swap Semi 5 Year + 2.21%), 3.62%, 09/15/2031 (aa)	369
	1,303	UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)	1,290
		US Bancorp,
	2,000	7.50%, 06/01/2026	2,581
	1,700	Series V, 2.38%, 07/22/2026	1,605
	900	Series X, 3.15%, 04/27/2027	897
		Vnesheconombank Via VEB Finance plc, (Russia),
	500	Reg. S, 5.94%, 11/21/2023	546
	3,600	Reg. S, 6.03%, 07/05/2022	3,933

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
	Wachovia Corp.,
1,555	5.75%, 02/01/2018	1,565
515	SUB, 7.57%, 08/01/2026	656
	Wells Fargo & Co.,
1,607	2.50%, 03/04/2021	1,606
2,000	2.63%, 07/22/2022	1,985
10,235	3.00%, 10/23/2026	9,989
3,813	3.07%, 01/24/2023	3,841
7,565	3.30%, 09/09/2024	7,670
4,475	(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/2028 (aa)	4,524
403	4.10%, 06/03/2026	419
173	4.30%, 07/22/2027	182
6,372	4.75%, 12/07/2046	6,966
853	5.61%, 01/15/2044	1,037
1,665	5.63%, 12/11/2017	1,666
	Westpac Banking Corp., (Australia),
356	1.60%, 08/19/2019	353
1,281	2.00%, 03/03/2020 (e)	1,274
1,800	2.50%, 06/28/2022	1,792
1,000	(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (aa)	1,026
942	4.88%, 11/19/2019	989

		468,731

	Capital Markets — 2.0%
508	Ameriprise Financial, Inc., 2.88%, 09/15/2026	493
	Bank of New York Mellon Corp. (The),
510	2.20%, 03/04/2019	511
940	2.45%, 11/27/2020	944
1,291	2.60%, 08/17/2020	1,303
1,930	2.60%, 02/07/2022	1,938
500	(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 05/16/2023 (aa)	499
996	3.95%, 11/18/2025	1,058
530	4.60%, 01/15/2020	556
	BlackRock, Inc.,
381	3.38%, 06/01/2022	395
315	3.50%, 03/18/2024	328
485	4.25%, 05/24/2021	515
493	Series 2, 5.00%, 12/10/2019	521
	Blackstone Holdings Finance Co. LLC,
159	4.45%, 07/15/2045 (e)	166
1,000	5.88%, 03/15/2021 (e)	1,100
87	Brookfield Finance, Inc., (Canada), 4.70%, 09/20/2047	89
750	Charles Schwab Corp. (The), 3.23%, 09/01/2022	761
950	CME Group, Inc., 3.00%, 09/15/2022	968
	Credit Suisse AG, (Switzerland),
889	1.70%, 04/27/2018	889
775	3.00%, 10/29/2021	787
13,621	3.63%, 09/09/2024	14,072
	Credit Suisse Group AG, (Switzerland),
8,000	4.28%, 01/09/2028 (e)	8,293
12,300	(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (e) (x) (y) (aa)	14,098
1,098	Daiwa Securities Group, Inc., (Japan), 3.13%, 04/19/2022 (e)	1,104
1,850	Deutsche Bank AG, (Germany), 4.25%, 10/14/2021	1,925
	Goldman Sachs Group, Inc. (The),
2,028	2.35%, 11/15/2021	1,994
676	2.60%, 04/23/2020	678
1,000	(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (aa)	998
1,592	(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/2023 (aa)	1,577
3,142	(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/2023 (aa)	3,123
1,080	3.00%, 04/26/2022	1,086
1,612	(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)	1,599
2,566	3.50%, 01/23/2025	2,597
5,000	3.50%, 11/16/2026	5,005
977	(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/2028 (aa)	986
4,789	3.75%, 05/22/2025	4,909
664	3.85%, 01/26/2027	678
5,610	(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)	5,714
364	4.25%, 10/21/2025	380
5,000	5.15%, 05/22/2045	5,664
1,104	5.38%, 03/15/2020	1,174
2,165	5.75%, 01/24/2022	2,407
1,430	5.95%, 01/18/2018	1,437
500	6.13%, 02/15/2033	630
205	7.50%, 02/15/2019	218
102	Series D, 6.00%, 06/15/2020	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Capital Markets — continued
	1,500	Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.70%, 05/10/2019 (x) (y) (aa)	1,543
	3,308	Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 05/10/2020 (x) (y) (aa)	3,426
	215	Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (x) (y) (aa)	229
	17,635	Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (x) (y) (aa)	17,503
	761	ING Bank NV, (Netherlands), 5.80%, 09/25/2023 (e)	859
	565	Intercontinental Exchange, Inc., 2.50%, 10/15/2018	568
		Invesco Finance plc,
	390	3.75%, 01/15/2026	404
	1,162	4.00%, 01/30/2024	1,229
		Jefferies Group LLC,
	950	6.25%, 01/15/2036	1,057
	140	6.45%, 06/08/2027	163
	880	6.88%, 04/15/2021	988
	275	Legg Mason, Inc., 5.63%, 01/15/2044	304
		Lehman Brothers Holdings, Inc.,
	235	3.60%, 03/13/2009 (d)	14
	1,000	5.75%, 05/17/2049 (d)	59
	295	8.50%, 02/01/2016 (d)	17
		Macquarie Group Ltd., (Australia),
	1,200	(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)	1,195
	639	6.25%, 01/14/2021 (e)	703
		Morgan Stanley,
	1,932	2.65%, 01/27/2020	1,944
	1,200	2.75%, 05/19/2022	1,198
	5,285	3.13%, 07/27/2026	5,186
	2,667	(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/2028 (aa)	2,678
	7,115	3.63%, 01/20/2027	7,228
	3,467	3.70%, 10/23/2024	3,579
	1,368	3.88%, 01/27/2026	1,417
	1,560	4.00%, 07/23/2025	1,633
	750	4.10%, 05/22/2023	783
	3,570	4.30%, 01/27/2045	3,756
	1,617	5.00%, 11/24/2025	1,767
	113	5.50%, 07/24/2020	121
	2,779	5.50%, 07/28/2021	3,052
	310	5.63%, 09/23/2019	328
	1,050	5.75%, 01/25/2021	1,149
	1,570	6.63%, 04/01/2018	1,594
	1,000	Series F, 3.88%, 04/29/2024	1,045
		MSCI, Inc.,
	965	5.25%, 11/15/2024 (e)	1,021
	2,340	5.75%, 08/15/2025 (e)	2,521
	193	Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	210
	740	Northern Trust Co. (The), 6.50%, 08/15/2018	764
	1,000	Northern Trust Corp., (ICE LIBOR USD 3 Month + 1.13%), 3.37%, 05/08/2032 (aa)	990
		State Street Corp.,
	700	2.65%, 05/19/2026	681
	459	3.10%, 05/15/2023	465
	1,364	3.55%, 08/18/2025	1,415
	935	3.70%, 11/20/2023	988
	953	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	966
		Thomson Reuters Corp., (Canada),
	1,960	3.95%, 09/30/2021	2,034
	280	4.70%, 10/15/2019	292
	200	6.50%, 07/15/2018	205
		UBS AG, (Switzerland),
	10,000	2.38%, 08/14/2019	10,027
	17,354	2.45%, 12/01/2020 (e)	17,333
EUR	11,400	UBS Group AG, (Switzerland), Reg. S, (EUR Swap Annual 5 Year + 5.29%), 5.75%, 02/19/2022 (x) (y) (aa)	15,491

			220,400

		Consumer Finance — 1.2%
		AerCap Ireland Capital DAC, (Netherlands),
	390	3.50%, 05/26/2022	397
	10,000	3.95%, 02/01/2022	10,339
		Ally Financial, Inc.,
	839	3.60%, 05/21/2018	843
	5,895	4.13%, 03/30/2020	6,070
	8,851	4.63%, 05/19/2022	9,316
	2,775	4.63%, 03/30/2025	2,941
	580	4.75%, 09/10/2018	589
	1,500	6.25%, 12/01/2017	1,500
	4,000	8.00%, 11/01/2031	5,295
		American Express Co.,
	17,700	3.00%, 10/30/2024	17,615
	276	3.63%, 12/05/2024	283

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — continued
	American Express Credit Corp.,
1,448	2.13%, 03/18/2019	1,448
1,001	2.25%, 08/15/2019	1,002
250	2.25%, 05/05/2021	248
999	2.38%, 05/26/2020	1,001
155	2.70%, 03/03/2022	156
1,452	Series F, 2.60%, 09/14/2020	1,463
	American Honda Finance Corp.,
320	2.30%, 09/09/2026	302
1,000	2.60%, 11/16/2022	1,000
500	2.90%, 02/16/2024	502
835	7.63%, 10/01/2018 (e)	875
	Capital One Financial Corp.,
200	3.20%, 02/05/2025	198
333	3.75%, 04/24/2024	342
840	3.75%, 07/28/2026	832
1,356	4.20%, 10/29/2025	1,388
	Caterpillar Financial Services Corp.,
2,000	1.70%, 08/09/2021	1,956
850	1.93%, 10/01/2021	833
1,242	2.10%, 06/09/2019	1,243
13,965	2.55%, 11/29/2022	13,917
581	2.85%, 06/01/2022	589
906	FirstCash, Inc., 5.38%, 06/01/2024 (e)	942
	Ford Motor Credit Co. LLC,
687	3.22%, 01/09/2022	694
490	3.34%, 03/28/2022	497
17,229	3.81%, 01/09/2024	17,585
	General Motors Financial Co., Inc.,
1,775	3.45%, 01/14/2022	1,801
580	3.50%, 11/07/2024	579
171	3.70%, 05/09/2023	174
1,000	3.95%, 04/13/2024	1,025
420	4.00%, 01/15/2025	428
616	4.00%, 10/06/2026	621
1,000	4.30%, 07/13/2025	1,034
7,978	4.35%, 01/17/2027	8,197
400	HSBC Finance Corp., 7.35%, 11/27/2032	521
2,340	HSBC USA, Inc., 1.63%, 01/16/2018	2,340
600	ILFC E-Capital Trust II, (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.61%, 12/21/2065 (e) (aa)	578
	John Deere Capital Corp.,
290	1.70%, 01/15/2020	287
1,500	1.95%, 06/22/2020	1,490
870	2.05%, 03/10/2020	868
500	2.65%, 06/24/2024	496
1,000	2.65%, 06/10/2026	973
150	2.80%, 03/06/2023	151
559	3.35%, 06/12/2024	577
610	Series 14, 2.45%, 09/11/2020	613
5,660	Navient Corp., 8.45%, 06/15/2018	5,835
	Springleaf Finance Corp.,
1,791	6.13%, 05/15/2022	1,858
843	8.25%, 12/15/2020	933
	Toyota Motor Credit Corp.,
400	1.55%, 10/18/2019	397
900	2.15%, 09/08/2022	886
720	2.60%, 01/11/2022	724
2,980	2.90%, 04/17/2024	3,007

		140,594

	Diversified Financial Services — 0.9%
7,289	ACE Cash Express, Inc., 11.00%, 02/01/2019 (e)	7,289
900	AIG Global Funding, 1.90%, 10/06/2021 (e)	877
475	Berkshire Hathaway, Inc., 3.00%, 02/11/2023	484
800	CK Hutchison International Ltd., (Hong Kong), 2.88%, 04/05/2022 (e)	800
3,045	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	2,893
16,465	EDP Finance BV, (Portugal), 3.63%, 07/15/2024 (e)	16,556
2,000	Federation des Caisses Desjardins du Quebec, (Canada), 2.25%, 10/30/2020 (e)	1,990
	GE Capital International Funding Co. Unlimited Co.,
1,126	2.34%, 11/15/2020	1,122
5,562	3.37%, 11/15/2025	5,649
14,395	4.42%, 11/15/2035	15,290
257	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.25%, 11/08/2022 (e)	261
200	Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	197
	National Rural Utilities Cooperative Finance Corp.,
350	2.95%, 02/07/2024	353
2,675	3.05%, 02/15/2022	2,726

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — continued
170	10.38%, 11/01/2018	183
	Nationwide Building Society, (United Kingdom),
8,095	2.45%, 07/27/2021 (e)	8,035
300	4.00%, 09/14/2026 (e)	303
	ORIX Corp., (Japan),
906	2.90%, 07/18/2022	905
1,100	3.25%, 12/04/2024	1,095
5,368	P Fin II LLC, (ICE LIBOR USD 1 Month + 4.35%), 5.59%, 05/20/2022 (aa) (bb)	5,368
	Shell International Finance BV, (Netherlands),
2,545	2.13%, 05/11/2020	2,542
1,098	2.50%, 09/12/2026	1,051
246	2.88%, 05/10/2026	243
4,258	3.75%, 09/12/2046	4,155
4,355	4.00%, 05/10/2046	4,454
656	4.13%, 05/11/2035	702
2,500	4.30%, 09/22/2019	2,597
	Siemens Financieringsmaatschappij NV, (Germany),
2,150	2.00%, 09/15/2023 (e)	2,060
9,900	2.35%, 10/15/2026 (e)	9,309
756	2.90%, 05/27/2022 (e)	765

		100,254

	Insurance — 0.6%
651	Allstate Corp. (The), 3.15%, 06/15/2023	661
	American International Group, Inc.,
1,500	2.30%, 07/16/2019	1,501
2,041	3.88%, 01/15/2035	1,996
1,200	4.70%, 07/10/2035	1,294
3,750	4.80%, 07/10/2045	4,089
240	Aon Corp., 6.25%, 09/30/2040	312
	Arch Capital Finance LLC,
386	4.01%, 12/15/2026	401
918	5.03%, 12/15/2046	1,035
	Athene Global Funding,
1,407	2.75%, 04/20/2020 (e)	1,412
577	3.00%, 07/01/2022 (e)	572
883	4.00%, 01/25/2022 (e)	911
500	Berkshire Hathaway Finance Corp., 5.75%, 01/15/2040	647
315	Chubb Corp. (The), 5.75%, 05/15/2018	320
2,067	Chubb INA Holdings, Inc., 2.88%, 11/03/2022	2,090
373	CNA Financial Corp., 3.95%, 05/15/2024	387
	CNO Financial Group, Inc.,
1,156	4.50%, 05/30/2020	1,188
1,255	5.25%, 05/30/2025	1,330
771	Fidelity & Guaranty Life Holdings, Inc., 6.38%, 04/01/2021 (e)	783
1,000	Great-West Lifeco Finance Delaware LP, (Canada), 4.15%, 06/03/2047 (e)	1,024
900	Guardian Life Global Funding, 2.50%, 05/08/2022 (e)	892
271	Guardian Life Insurance Co. of America (The), 4.85%, 01/24/2077 (e)	294
	Jackson National Life Global Funding,
1,775	1.88%, 10/15/2018 (e)	1,774
400	2.20%, 01/30/2020 (e)	399
4,000	2.50%, 06/27/2022 (e)	3,951
575	3.25%, 01/30/2024 (e)	581
	Liberty Mutual Group, Inc.,
1,000	6.50%, 03/15/2035 (e)	1,260
375	6.50%, 05/01/2042 (e)	494
100	7.00%, 03/15/2034 (e)	130
920	7.80%, 03/15/2037 (e)	1,168
1,100	Lincoln National Corp., 3.35%, 03/09/2025	1,102
2,684	Manulife Financial Corp., (Canada), 4.15%, 03/04/2026	2,840
	Marsh & McLennan Cos., Inc.,
1,271	2.35%, 03/06/2020	1,271
433	2.75%, 01/30/2022	434
152	Massachusetts Mutual Life Insurance Co., 5.38%, 12/01/2041 (e)	182
	MassMutual Global Funding II,
2,085	2.50%, 10/17/2022 (e)	2,069
2,000	2.75%, 06/22/2024 (e)	1,974
	MetLife, Inc.,
1,592	3.60%, 11/13/2025	1,651
869	4.13%, 08/13/2042	899
700	6.38%, 06/15/2034	924
	Metropolitan Life Global Funding I,
924	1.55%, 09/13/2019 (e)	915
400	2.30%, 04/10/2019 (e)	401
1,820	3.00%, 01/10/2023 (e)	1,839
649	3.88%, 04/11/2022 (e)	680
	Nationwide Mutual Insurance Co.,
1,465	7.88%, 04/01/2033 (e)	2,095
1,200	9.38%, 08/15/2039 (e)	1,992

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
	New York Life Global Funding,
1,600	1.70%, 09/14/2021 (e)	1,555
968	1.95%, 02/11/2020 (e)	961
2,039	2.15%, 06/18/2019 (e)	2,040
303	New York Life Insurance Co., 6.75%, 11/15/2039 (e)	426
397	Pacific Life Insurance Co., (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (e) (aa)	394
	Pricoa Global Funding I,
1,489	1.60%, 05/29/2018 (e)	1,488
1,337	2.20%, 06/03/2021 (e)	1,327
	Principal Life Global Funding II,
744	2.25%, 10/15/2018 (e)	746
586	3.00%, 04/18/2026 (e)	580
	Prudential Financial, Inc.,
205	5.38%, 06/21/2020	220
600	5.40%, 06/13/2035	725
1,200	Series B, 5.75%, 07/15/2033	1,459
150	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	196
	Teachers Insurance & Annuity Association of America,
800	4.27%, 05/15/2047 (e)	827
500	4.90%, 09/15/2044 (e)	564
700	Travelers Property Casualty Corp., 7.75%, 04/15/2026	922

		68,594

	Thrifts & Mortgage Finance — 0.2%
	BPCE SA, (France),
2,145	1.63%, 01/26/2018	2,144
250	3.38%, 12/02/2026	254
1,100	3.50%, 10/23/2027 (e)	1,083
2,950	5.15%, 07/21/2024 (e)	3,184
2,000	5.70%, 10/22/2023 (e)	2,218
	Ladder Capital Finance Holdings LLLP,
1,815	5.25%, 03/15/2022 (e)	1,874
607	5.25%, 10/01/2025 (e)	605
5,102	Quicken Loans, Inc., 5.75%, 05/01/2025 (e)	5,364
	Radian Group, Inc.,
1,515	4.50%, 10/01/2024	1,557
1,203	7.00%, 03/15/2021	1,352

		19,635

	Total Financials	1,018,208

	Health Care — 1.7%
	Biotechnology — 0.3%
	AbbVie, Inc.,
1,523	2.00%, 11/06/2018	1,523
653	3.20%, 11/06/2022	662
600	3.20%, 05/14/2026	593
500	3.60%, 05/14/2025	511
4,305	4.40%, 11/06/2042	4,491
4,130	4.45%, 05/14/2046	4,342
	Amgen, Inc.,
640	3.63%, 05/15/2022	661
558	4.56%, 06/15/2048	602
1,914	4.66%, 06/15/2051	2,064
700	Biogen, Inc., 2.90%, 09/15/2020	710
	Gilead Sciences, Inc.,
500	1.85%, 09/20/2019	498
441	2.50%, 09/01/2023	434
1,700	3.25%, 09/01/2022	1,747
680	3.50%, 02/01/2025	697
1,546	3.65%, 03/01/2026	1,598
1,106	3.70%, 04/01/2024	1,158
4,850	4.15%, 03/01/2047	4,979

		27,270

	Health Care Equipment & Supplies — 0.2%
2,285	Abbott Laboratories, 3.40%, 11/30/2023	2,320
	Becton Dickinson and Co.,
2,071	2.68%, 12/15/2019	2,080
163	3.73%, 12/15/2024	166
400	6.00%, 05/15/2039	462
1,600	Covidien International Finance SA, 4.20%, 06/15/2020	1,675
400	Danaher Corp., 3.35%, 09/15/2025	414
	Hologic, Inc.,
805	4.38%, 10/15/2025 (e)	823
1,947	5.25%, 07/15/2022 (e)	2,032
2,689	Mallinckrodt International Finance SA, 3.50%, 04/15/2018	2,676
	Medtronic, Inc.,
1,000	3.50%, 03/15/2025	1,033
2,001	4.38%, 03/15/2035	2,197
217	4.63%, 03/15/2045	248
350	Stryker Corp., 4.10%, 04/01/2043	356
	Teleflex, Inc.,
1,834	4.63%, 11/15/2027	1,873
659	4.88%, 06/01/2026	683

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
1,755	5.25%, 06/15/2024	1,843

		20,881

	Health Care Providers & Services — 0.7%
	Aetna, Inc.,
546	2.80%, 06/15/2023	537
224	4.50%, 05/15/2042	231
	Anthem, Inc.,
577	3.13%, 05/15/2022	582
1,505	3.30%, 01/15/2023	1,527
687	Ascension Health, 3.95%, 11/15/2046	707
	Cardinal Health, Inc.,
815	2.40%, 11/15/2019	815
900	3.41%, 06/15/2027	880
5,800	4.37%, 06/15/2047	5,699
	Centene Corp.,
1,884	4.75%, 05/15/2022	1,956
2,876	4.75%, 01/15/2025	2,950
2,675	5.63%, 02/15/2021	2,762
1,960	6.13%, 02/15/2024	2,097
	Community Health Systems, Inc.,
1,520	5.13%, 08/01/2021	1,421
4,617	6.25%, 03/31/2023	4,317
3,990	6.88%, 02/01/2022	2,404
2,365	7.13%, 07/15/2020	1,845
2,070	8.00%, 11/15/2019	1,855
	Express Scripts Holding Co.,
198	3.00%, 07/15/2023	195
1,250	3.50%, 06/15/2024	1,257
1,000	4.50%, 02/25/2026	1,055
	HCA, Inc.,
947	3.75%, 03/15/2019	959
1,050	4.25%, 10/15/2019	1,078
1,420	4.50%, 02/15/2027	1,440
1,176	4.75%, 05/01/2023	1,227
2,050	5.00%, 03/15/2024	2,152
950	5.25%, 04/15/2025	1,012
725	5.25%, 06/15/2026	769
1,352	5.38%, 02/01/2025	1,403
3,370	5.50%, 06/15/2047	3,412
2,557	5.88%, 03/15/2022	2,771
1,850	5.88%, 05/01/2023	1,970
2,810	6.50%, 02/15/2020	3,017
400	Kaiser Foundation Hospitals, 3.50%, 04/01/2022	413
	LifePoint Health, Inc.,
319	5.38%, 05/01/2024	312
1,216	5.50%, 12/01/2021	1,230
1,250	Magellan Health, Inc., 4.40%, 09/22/2024	1,262
	Memorial Sloan-Kettering Cancer Center,
225	4.13%, 07/01/2052	236
785	Series 2015, 4.20%, 07/01/2055	832
363	Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/2026	347
	Tenet Healthcare Corp.,
2,103	4.38%, 10/01/2021	2,103
2,223	4.50%, 04/01/2021	2,237
5,072	4.63%, 07/15/2024 (e)	4,996
210	4.75%, 06/01/2020	214
1,962	6.00%, 10/01/2020	2,067
1,715	6.75%, 06/15/2023	1,604
1,075	Texas Health Resources, 4.33%, 11/15/2055	1,141
	UnitedHealth Group, Inc.,
125	2.75%, 02/15/2023	125
1,500	2.88%, 12/15/2021	1,521
806	3.38%, 11/15/2021	831
98	4.63%, 07/15/2035	112
1,390	6.00%, 02/15/2018	1,402
3,170	WellCare Health Plans, Inc., 5.25%, 04/01/2025	3,356

		82,643

	Health Care Technology — 0.0% (g)
	Quintiles IMS, Inc.,
980	4.88%, 05/15/2023 (e)	1,014
2,485	5.00%, 10/15/2026 (e)	2,603

		3,617

	Life Sciences Tools & Services — 0.0% (g)
628	Thermo Fisher Scientific, Inc., 3.15%, 01/15/2023	637

	Pharmaceuticals — 0.5%
13,387	Allergan Funding SCS, 4.55%, 03/15/2035	13,890
500	Allergan, Inc., 2.80%, 03/15/2023	489
1,100	Bayer US Finance LLC, (Germany), 2.38%, 10/08/2019 (e)	1,100
	Concordia International Corp., (Canada),
7,306	7.00%, 04/15/2023 (e)	731
6,678	9.00%, 04/01/2022 (e)	5,576
	Endo Dac,
1,336	5.88%, 10/15/2024 (e)	1,349

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — continued
3,465	6.00%, 02/01/2025 (e)	2,616
	GlaxoSmithKline Capital, Inc., (United Kingdom),
400	5.38%, 04/15/2034	487
920	6.38%, 05/15/2038	1,269
	Johnson & Johnson,
2,000	2.45%, 03/01/2026	1,946
1,004	2.63%, 01/15/2025	998
926	3.40%, 01/15/2038	926
562	Merck & Co., Inc., 2.80%, 05/18/2023	567
1,000	Mylan NV, 3.15%, 06/15/2021	1,006
2,705	Novartis Capital Corp., (Switzerland), 3.40%, 05/06/2024	2,811
1,500	Pfizer, Inc., 2.75%, 06/03/2026	1,473
745	Pharmacia LLC, 6.60%, 12/01/2028	973
450	Roche Holdings, Inc., (Switzerland), 2.25%, 09/30/2019 (e)	451
5,978	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 3.15%, 10/01/2026	5,017
	Valeant Pharmaceuticals International, Inc.,
4,417	5.50%, 11/01/2025 (e)	4,461
1,895	5.88%, 05/15/2023 (e)	1,656
1,536	6.50%, 03/15/2022 (e)	1,613
4,492	7.00%, 03/15/2024 (e)	4,812
3,515	7.25%, 07/15/2022 (e)	3,418

		59,635

	Total Health Care	194,683

	Industrials — 2.1%
	Aerospace & Defense — 0.4%
589	Airbus Group Finance BV, (France), 2.70%, 04/17/2023 (e)	590
	Airbus SE, (France),
655	3.15%, 04/10/2027 (e)	657
150	3.95%, 04/10/2047 (e)	157
	Arconic, Inc.,
2,920	5.13%, 10/01/2024	3,106
1,581	5.40%, 04/15/2021	1,679
351	5.72%, 02/23/2019	364
3,364	5.87%, 02/23/2022	3,642
1,350	5.90%, 02/01/2027	1,505
1,432	5.95%, 02/01/2037	1,550
639	6.15%, 08/15/2020	688
3,265	6.75%, 01/15/2028	3,828
	BAE Systems Holdings, Inc., (United Kingdom),
1,350	3.80%, 10/07/2024 (e)	1,406
145	6.38%, 06/01/2019 (e)	154
400	Boeing Co. (The), 6.13%, 02/15/2033	529
308	General Dynamics Corp., 1.88%, 08/15/2023	296
2,465	L3 Technologies, Inc., 3.85%, 12/15/2026	2,536
	Lockheed Martin Corp.,
600	3.80%, 03/01/2045	590
1,311	4.07%, 12/15/2042	1,353
188	4.09%, 09/15/2052	192
12,650	Northrop Grumman Corp., 3.25%, 01/15/2028	12,651
1,000	Orbital ATK, Inc., 5.50%, 10/01/2023	1,058
3,035	Precision Castparts Corp., 3.25%, 06/15/2025	3,102
280	Raytheon Co., 3.15%, 12/15/2024	286
4,986	Rockwell Collins, Inc., 4.35%, 04/15/2047	5,315
2,471	United Technologies Corp., 4.50%, 06/01/2042	2,696

		49,930

	Air Freight & Logistics — 0.0% (g)
235	United Parcel Service of America, Inc., SUB, 8.37%, 04/01/2030	336
1,700	United Parcel Service, Inc., 2.80%, 11/15/2024	1,690
	XPO Logistics, Inc.,
180	6.13%, 09/01/2023 (e)	190
725	6.50%, 06/15/2022 (e)	758

		2,974

	Airlines — 0.0% (g)
1,375	American Airlines Group, Inc., 5.50%, 10/01/2019 (e)	1,416
	United Continental Holdings, Inc.,
1,287	4.25%, 10/01/2022	1,290
2,810	5.00%, 02/01/2024	2,837

		5,543

	Building Products — 0.2%
200	CRH America Finance, Inc., (Ireland), 3.40%, 05/09/2027 (e)	199
4,243	Hardwoods Acquisition, Inc., 7.50%, 08/01/2021 (e) (bb)	3,877
	James Hardie International Finance DAC, (Ireland),
389	4.75%, 01/15/2025 (e) (w)	396

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Building Products — continued
	729	5.00%, 01/15/2028 (e) (w)	742
		Johnson Controls International plc,
	453	3.90%, 02/14/2026	475
	1,390	5.70%, 03/01/2041	1,615
	323	SUB, 3.62%, 07/02/2024	335
	1,180	SUB, 4.95%, 07/02/2064	1,268
	2,775	Masco Corp., 4.50%, 05/15/2047	2,793
	6,180	Owens Corning, 4.30%, 07/15/2047	5,992
		Standard Industries, Inc.,
	355	5.38%, 11/15/2024 (e)	373
	3,060	6.00%, 10/15/2025 (e)	3,298
	330	Summit Materials LLC, 5.13%, 06/01/2025 (e)	337

			21,700

		Commercial Services & Supplies — 0.3%
	1,633	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	1,700
		ADT Corp. (The),
	1,750	3.50%, 07/15/2022	1,743
	8,258	4.13%, 06/15/2023	8,346
	350	5.25%, 03/15/2020	368
	1,882	Aramark Services, Inc., 5.13%, 01/15/2024	1,985
	1,200	Brambles USA, Inc., (Australia), 5.35%, 04/01/2020 (e)	1,268
	1,928	Brink’s Co. (The), 4.63%, 10/15/2027 (e)	1,913
		Covanta Holding Corp.,
	1,858	5.88%, 03/01/2024	1,877
	478	5.88%, 07/01/2025	478
	5,494	ILFC E-Capital Trust I, (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.36%, 12/21/2065 (e) (aa)	5,274
	790	Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/2021 (e)	813
		Nielsen Finance LLC,
	655	4.50%, 10/01/2020	662
	2,352	5.00%, 04/15/2022 (e)	2,421
	1,160	Quebecor World Capital Corp., 6.50%, 03/15/2016 (d) (bb)	—	(h)
	CAD	Quebecor World Capital ULC, 6.13%,
	1,145	11/15/2013 (d) (bb)	—	(h)
		Republic Services, Inc.,
	245	2.90%, 07/01/2026	238
	348	3.55%, 06/01/2022	360
	190	4.75%, 05/15/2023	207

			29,653

		Construction & Engineering — 0.1%
		ABB Finance USA, Inc., (Switzerland),
	303	2.88%, 05/08/2022	308
	326	4.38%, 05/08/2042	350
		AECOM,
	5,463	5.13%, 03/15/2027	5,569
	791	5.88%, 10/15/2024	860
	360	Fluor Corp., 3.38%, 09/15/2021	369
	4,215	MasTec, Inc., 4.88%, 03/15/2023	4,278
	620	Mexico City Airport Trust, (Mexico), 5.50%, 07/31/2047 (e)	619
	2,513	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	2,671

			15,024

		Electrical Equipment — 0.1%
		Eaton Corp.,
	900	2.75%, 11/02/2022	902
	550	5.60%, 05/15/2018	559
	2,547	EnerSys, 5.00%, 04/30/2023 (e)	2,678
		Sensata Technologies BV,
	1,000	4.88%, 10/15/2023 (e)	1,044
	554	5.00%, 10/01/2025 (e)	591
	1,303	5.63%, 11/01/2024 (e)	1,440

			7,214

		Industrial Conglomerates — 0.1%
		General Electric Co.,
	251	2.70%, 10/09/2022	251
	215	3.15%, 09/07/2022	219
	250	3.45%, 05/15/2024	259
	85	5.30%, 02/11/2021	92
	94	5.50%, 01/08/2020	100
	1,110	5.88%, 01/14/2038	1,403
JPY	100,000	Series 15BR, 2.22%, 11/20/2020	941
	8,825	Roper Technologies, Inc., 3.80%, 12/15/2026	9,071

			12,336

		Machinery — 0.1%
	1,515	Briggs & Stratton Corp., 6.88%, 12/15/2020	1,667
		Caterpillar, Inc.,
	198	2.60%, 06/26/2022	199
	680	3.80%, 08/15/2042	707
		Illinois Tool Works, Inc.,
	1,999	3.90%, 09/01/2042	2,086
	105	4.88%, 09/15/2041	124
	120	Ingersoll-Rand Co., 7.20%, 06/01/2025	135
	1,770	Novelis Corp., 6.25%, 08/15/2024 (e)	1,867

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Machinery — continued
	Oshkosh Corp.,
1,400	5.38%, 03/01/2022	1,450
220	5.38%, 03/01/2025	234
	Parker-Hannifin Corp.,
438	3.30%, 11/21/2024	450
440	6.25%, 05/15/2038	582
544	Tennant Co., 5.63%, 05/01/2025 (e)	566
1,749	Terex Corp., 5.63%, 02/01/2025 (e)	1,846
576	TriMas Corp., 4.88%, 10/15/2025 (e)	582
443	Wabash National Corp., 5.50%, 10/01/2025 (e)	446

		12,941

	Professional Services — 0.1%
3,036	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	3,135
661	Booz Allen Hamilton, Inc., 5.13%, 05/01/2025 (e)	664
244	FTI Consulting, Inc., 6.00%, 11/15/2022	252
	IHS Markit Ltd.,
1,678	4.00%, 03/01/2026 (e)	1,697
1,408	4.75%, 02/15/2025 (e)	1,491
2,110	5.00%, 11/01/2022 (e)	2,247

		9,486

	Road & Rail — 0.4%
	Ashtead Capital, Inc., (United Kingdom),
317	4.13%, 08/15/2025 (e)	319
337	4.38%, 08/15/2027 (e)	344
4,890	5.63%, 10/01/2024 (e)	5,183
485	Avis Budget Car Rental LLC, 5.25%, 03/15/2025 (e)	478
	Burlington Northern Santa Fe LLC,
162	3.00%, 03/15/2023	165
2,500	3.05%, 09/01/2022	2,560
510	4.38%, 09/01/2042	557
1,630	4.70%, 09/01/2045	1,868
750	6.15%, 05/01/2037	987
1,150	6.70%, 08/01/2028	1,479
100	7.08%, 05/13/2029	132
	Canadian Pacific Railway Co., (Canada),
1,680	4.50%, 01/15/2022	1,792
1,456	6.13%, 09/15/2115	1,879
165	7.25%, 05/15/2019	176
280	9.45%, 08/01/2021	343
	CSX Corp.,
583	3.25%, 06/01/2027	581
284	3.95%, 05/01/2050	274
	DAE Funding LLC, (United Arab Emirates),
1,212	4.50%, 08/01/2022 (e)	1,210
2,253	5.00%, 08/01/2024 (e)	2,253
	ERAC USA Finance LLC,
470	2.70%, 11/01/2023 (e)	457
200	3.30%, 10/15/2022 (e)	203
800	6.70%, 06/01/2034 (e)	999
291	7.00%, 10/15/2037 (e)	383
460	JB Hunt Transport Services, Inc., 3.85%, 03/15/2024	475
521	Kazakhstan Temir Zholy National Co. JSC, (Kazakhstan), 4.85%, 11/17/2027 (e)	531
	Norfolk Southern Corp.,
462	2.90%, 02/15/2023	465
1,415	3.25%, 12/01/2021	1,444
672	4.05%, 08/15/2052 (e)	681
	Park Aerospace Holdings Ltd., (Ireland),
1,950	4.50%, 03/15/2023 (e)	1,891
2,028	5.25%, 08/15/2022 (e)	2,074
3,809	5.50%, 02/15/2024 (e)	3,895
1,767	Penske Truck Leasing Co. LP, 3.38%, 02/01/2022 (e)	1,802
	Ryder System, Inc.,
500	2.45%, 11/15/2018	502
325	2.45%, 09/03/2019	326
840	2.65%, 03/02/2020	844
200	Transnet SOC Ltd., (South Africa), Reg. S, 4.00%, 07/26/2022	194
	Union Pacific Corp.,
180	2.75%, 04/15/2023	181
82	3.60%, 09/15/2037	83
100	4.10%, 09/15/2067	100
161	4.16%, 07/15/2022	173
283	4.30%, 06/15/2042	307

		40,590

	Trading Companies & Distributors — 0.3%
2,708	Ahern Rentals, Inc., 7.38%, 05/15/2023 (e)	2,563
	Air Lease Corp.,
445	2.13%, 01/15/2020	442
242	3.00%, 09/15/2023	241

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — continued
	Aircastle Ltd.,
620	4.13%, 05/01/2024	634
1,196	5.00%, 04/01/2023	1,265
1,647	5.13%, 03/15/2021	1,744
475	5.50%, 02/15/2022	511
213	6.25%, 12/01/2019	226
1,885	7.63%, 04/15/2020	2,069
1,000	Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	998
600	BOC Aviation Ltd., (Singapore), 2.75%, 09/18/2022 (e)	591
	Fly Leasing Ltd., (Ireland),
690	5.25%, 10/15/2024	692
200	6.75%, 12/15/2020	207
1,000	International Lease Finance Corp., 8.63%, 01/15/2022	1,209
	United Rentals North America, Inc.,
2,178	4.63%, 07/15/2023	2,243
1,004	4.63%, 10/15/2025	1,023
2,950	4.88%, 01/15/2028	2,983
1,115	4.88%, 01/15/2028	1,128
305	5.50%, 07/15/2025	325
2,765	5.50%, 05/15/2027	2,931
1,220	5.75%, 11/15/2024	1,287
1,040	5.88%, 09/15/2026	1,119
2,380	WESCO Distribution, Inc., 5.38%, 06/15/2024	2,457
520	WW Grainger, Inc., 4.60%, 06/15/2045	560

		29,448

	Total Industrials	236,839

	Information Technology — 2.2%
	Communications Equipment — 0.2%
	Avaya, Inc.,
9,495	7.00%, 04/01/2019 (d) (e)	7,287
2,390	10.50%, 03/01/2021 (d) (e)	138
	Cisco Systems, Inc.,
3,751	3.00%, 06/15/2022	3,833
500	5.50%, 01/15/2040	647
375	5.90%, 02/15/2039	501
	CommScope Technologies LLC,
1,260	5.00%, 03/15/2027 (e)	1,269
2,355	6.00%, 06/15/2025 (e)	2,520
2,050	CommScope, Inc., 5.50%, 06/15/2024 (e)	2,147
647	Goodman Networks, Inc., 8.00%, 05/11/2022 (bb)	492
500	Harris Corp., 4.85%, 04/27/2035	552
	Nokia OYJ, (Finland),
1,260	3.38%, 06/12/2022	1,257
1,955	4.38%, 06/12/2027	1,939
239	5.38%, 05/15/2019	247
2,046	6.63%, 05/15/2039	2,261
1,373	Plantronics, Inc., 5.50%, 05/31/2023 (e)	1,430

		26,520

	Electronic Equipment, Instruments & Components — 0.1%
1,380	Anixter, Inc., 5.50%, 03/01/2023	1,485
	Arrow Electronics, Inc.,
221	3.88%, 01/12/2028	220
653	4.00%, 04/01/2025	665
	CDW LLC,
1,000	5.00%, 09/01/2023	1,045
3,118	5.00%, 09/01/2025	3,258
1,000	5.50%, 12/01/2024	1,090

		7,763

	Internet Software & Services — 0.0% (g)
220	Alibaba Group Holding Ltd., (China), 4.00%, 12/06/2037	223
1,742	eBay, Inc., 3.45%, 08/01/2024	1,769
	Match Group, Inc.,
395	5.00%, 12/15/2027 (e)	398
280	6.38%, 06/01/2024	302
500	6.75%, 12/15/2022	513
1,842	VeriSign, Inc., 4.75%, 07/15/2027	1,900

		5,105

	IT Services — 0.2%
4,204	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	4,267
517	DXC Technology Co., 4.25%, 04/15/2024	539
	First Data Corp.,
6,980	5.00%, 01/15/2024 (e)	7,224
337	5.38%, 08/15/2023 (e)	350
500	5.75%, 01/15/2024 (e)	519
1,849	Gartner, Inc., 5.13%, 04/01/2025 (e)	1,932
	Visa, Inc.,
1,350	2.80%, 12/14/2022	1,365
760	4.15%, 12/14/2035	832
	Western Union Co. (The),
1,200	3.60%, 03/15/2022	1,218
300	6.20%, 06/21/2040	315

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	IT Services — continued

		18,561

	Semiconductors & Semiconductor Equipment — 0.4%
	Analog Devices, Inc.,
366	3.13%, 12/05/2023	368
5,010	3.50%, 12/05/2026	5,040
563	4.50%, 12/05/2036	584
	Broadcom Corp.,
2,108	3.63%, 01/15/2024 (e)	2,087
6,535	3.88%, 01/15/2027 (e)	6,410
465	Entegris, Inc., 4.63%, 02/10/2026 (e)	475
	Intel Corp.,
825	2.60%, 05/19/2026	803
565	2.88%, 05/11/2024	569
605	3.10%, 07/29/2022	620
326	3.70%, 07/29/2025	343
3,915	4.10%, 05/11/2047	4,185
1,077	4.80%, 10/01/2041	1,290
	Micron Technology, Inc.,
809	5.25%, 01/15/2024 (e)	843
239	5.50%, 02/01/2025	252
	NXP BV, (Netherlands),
1,298	4.13%, 06/15/2020 (e)	1,334
3,386	4.13%, 06/01/2021 (e)	3,481
1,485	4.63%, 06/15/2022 (e)	1,563
500	5.75%, 03/15/2023 (e)	518
	Qorvo, Inc.,
1,307	6.75%, 12/01/2023	1,412
300	7.00%, 12/01/2025	341
	QUALCOMM, Inc.,
139	2.60%, 01/30/2023	135
3,000	2.90%, 05/20/2024	2,902
1,003	3.25%, 05/20/2027	964
1,578	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	1,716
1,000	Texas Instruments, Inc., 2.90%, 11/03/2027	990
2,074	Versum Materials, Inc., 5.50%, 09/30/2024 (e)	2,219

		41,444

	Software — 0.7%
560	CURO Financial Technologies Corp., 12.00%, 03/01/2022 (e)	616
2,018	j2 Cloud Services LLC, 6.00%, 07/15/2025 (e)	2,099
	Microsoft Corp.,
25	2.38%, 02/12/2022	25
11	2.38%, 05/01/2023	11
5,265	2.65%, 11/03/2022	5,318
1,045	2.88%, 02/06/2024	1,057
3,000	3.13%, 11/03/2025	3,058
446	3.30%, 02/06/2027	459
2,000	3.45%, 08/08/2036	2,017
1,500	3.50%, 02/12/2035	1,532
870	4.10%, 02/06/2037	954
435	4.20%, 11/03/2035	477
2,575	4.45%, 11/03/2045	2,937
595	4.50%, 10/01/2040	682
762	4.50%, 02/06/2057	872
1,850	Nuance Communications, Inc., 5.63%, 12/15/2026 (e)	1,942
	Open Text Corp., (Canada),
787	5.63%, 01/15/2023 (e)	821
2,606	5.88%, 06/01/2026 (e)	2,827
	Oracle Corp.,
495	2.40%, 09/15/2023	488
787	2.50%, 05/15/2022	788
1,821	2.50%, 10/15/2022	1,818
20,150	2.63%, 02/15/2023	20,175
1,000	2.95%, 11/15/2024	1,004
1,500	3.90%, 05/15/2035	1,558
9,500	4.00%, 07/15/2046	9,814
4,818	4.30%, 07/08/2034	5,255
5,215	4.38%, 05/15/2055	5,547
241	5.38%, 07/15/2040	296
4,106	Symantec Corp., 5.00%, 04/15/2025 (e)	4,301

		78,748

	Technology Hardware, Storage & Peripherals — 0.6%
	Apple, Inc.,
2,348	2.15%, 02/09/2022	2,323
1,648	2.40%, 05/03/2023	1,630
1,000	2.50%, 02/09/2025	974
2,580	2.70%, 05/13/2022	2,601
3,000	2.75%, 01/13/2025	2,975
1,270	2.85%, 05/06/2021	1,292
3,500	2.90%, 09/12/2027	3,455
1,757	3.00%, 02/09/2024	1,783
1,875	3.00%, 06/20/2027	1,862
1,143	3.20%, 05/11/2027	1,155

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
372	3.25%, 02/23/2026	378
9,173	3.35%, 02/09/2027	9,371
2,500	3.75%, 09/12/2047	2,480
7,945	3.85%, 08/04/2046	8,054
1,123	4.50%, 02/23/2036	1,271
	Dell International LLC,
5	3.48%, 06/01/2019 (e)	5
411	4.42%, 06/15/2021 (e)	429
1,189	5.45%, 06/15/2023 (e)	1,282
2,721	5.88%, 06/15/2021 (e)	2,830
5,489	6.02%, 06/15/2026 (e)	6,030
4,186	7.13%, 06/15/2024 (e)	4,542
831	Diebold Nixdorf, Inc., 8.50%, 04/15/2024	893
	EMC Corp.,
2,190	2.65%, 06/01/2020	2,165
5,708	3.38%, 06/01/2023	5,505
	Western Digital Corp.,
1,680	7.38%, 04/01/2023 (e)	1,827
5,708	10.50%, 04/01/2024	6,625

		73,737

	Total Information Technology	251,878

	Materials — 1.7%
	Chemicals — 0.6%
	Agrium, Inc., (Canada),
511	4.13%, 03/15/2035	520
1,875	5.25%, 01/15/2045	2,159
	Air Liquide Finance SA, (France),
1,325	1.75%, 09/27/2021 (e)	1,285
14,795	2.25%, 09/27/2023 (e)	14,352
3,045	Blue Cube Spinco, Inc., 10.00%, 10/15/2025	3,700
	CF Industries, Inc.,
2,250	3.45%, 06/01/2023	2,211
1,458	4.50%, 12/01/2026 (e)	1,523
2,190	5.15%, 03/15/2034	2,184
1,455	Chemours Co. (The), 6.63%, 05/15/2023	1,539
512	Cornerstone Chemical Co., 6.75%, 08/15/2024 (e)	507
	Dow Chemical Co. (The),
121	3.00%, 11/15/2022	122
121	4.13%, 11/15/2021	127
	Ecolab, Inc.,
363	1.45%, 12/08/2017	363
892	2.25%, 01/12/2020	891
1,027	3.25%, 01/14/2023	1,054
	EI du Pont de Nemours & Co.,
851	4.90%, 01/15/2041	957
625	6.50%, 01/15/2028	780
1,107	Hexion, Inc., 6.63%, 04/15/2020	977
600	Huntsman International LLC, 5.13%, 11/15/2022	646
328	Koppers, Inc., 6.00%, 02/15/2025 (e)	352
705	Monsanto Co., 4.70%, 07/15/2064	717
	Mosaic Co. (The),
429	4.88%, 11/15/2041	422
364	5.45%, 11/15/2033	389
4,300	OCP SA, (Morocco), Reg. S, 5.63%, 04/25/2024	4,590
1,830	Olin Corp., 5.13%, 09/15/2027	1,922
2,948	PolyOne Corp., 5.25%, 03/15/2023	3,162
685	Praxair, Inc., 2.65%, 02/05/2025	674
	Scotts Miracle-Gro Co. (The),
1,893	5.25%, 12/15/2026	1,995
375	6.00%, 10/15/2023	399
4,765	Sherwin-Williams Co. (The), 3.13%, 06/01/2024	4,780
1,305	Union Carbide Corp., 7.75%, 10/01/2096	1,759
	Valvoline, Inc.,
2,847	4.38%, 08/15/2025 (e)	2,868
584	5.50%, 07/15/2024 (e)	621
1,129	Venator Finance Sarl, 5.75%, 07/15/2025 (e)	1,191
	WR Grace & Co.-Conn,
300	5.13%, 10/01/2021 (e)	318
100	5.63%, 10/01/2024 (e)	108

		62,164

	Construction Materials — 0.1%
	Cemex SAB de CV, (Mexico),
1,260	5.70%, 01/11/2025 (e)	1,319
555	6.13%, 05/05/2025 (e)	589
7,675	7.75%, 04/16/2026 (e)	8,710
1,249	CRH America, Inc., (Ireland), 5.13%, 05/18/2045 (e)	1,428
1,455	US Concrete, Inc., 6.38%, 06/01/2024	1,560
2,200	Votorantim Cimentos SA, (Brazil), Reg. S, 7.25%, 04/05/2041	2,396

		16,002

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Containers & Packaging — 0.3%
	Ardagh Packaging Finance plc, (Ireland),
2,200	4.25%, 09/15/2022 (e)	2,249
1,300	4.63%, 05/15/2023 (e)	1,334
	Ball Corp.,
1,550	4.00%, 11/15/2023	1,593
1,150	5.00%, 03/15/2022	1,235
3,690	5.25%, 07/01/2025	4,040
	Cascades, Inc., (Canada),
1,050	5.50%, 07/15/2022 (e)	1,083
721	5.75%, 07/15/2023 (e)	757
1,350	Crown Americas LLC, 4.25%, 09/30/2026	1,357
	Graphic Packaging International, Inc.,
576	4.75%, 04/15/2021	605
975	4.88%, 11/15/2022	1,040
6,945	International Paper Co., 4.35%, 08/15/2048	7,054
4,510	Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	4,586
	Sealed Air Corp.,
515	4.88%, 12/01/2022 (e)	547
2,365	5.13%, 12/01/2024 (e)	2,536
1,250	5.25%, 04/01/2023 (e)	1,341
1,300	5.50%, 09/15/2025 (e)	1,423

		32,780

	Metals & Mining — 0.7%
	Alcoa Nederland Holding BV,
1,999	6.75%, 09/30/2024 (e)	2,200
280	7.00%, 09/30/2026 (e)	316
	ArcelorMittal, (Luxembourg),
1,420	5.75%, 08/05/2020	1,520
2,285	6.13%, 06/01/2025	2,628
5,456	6.75%, 02/25/2022 (w)	6,165
960	7.25%, 03/01/2041	1,196
541	7.50%, 10/15/2039 (w)	680
660	Barrick Gold Corp., (Canada), 6.45%, 10/15/2035	827
1,000	BHP Billiton Finance USA Ltd., (Australia), 5.00%, 09/30/2043	1,188
1,987	BlueScope Steel Finance Ltd., (Australia), 6.50%, 05/15/2021 (e)	2,071
200	Cia Minera Milpo SAA, (Peru), Reg. S, 4.63%, 03/28/2023	208
	Commercial Metals Co.,
1,771	4.88%, 05/15/2023	1,820
813	5.38%, 07/15/2027	831
	FMG Resources August 2006 Pty. Ltd., (Australia),
1,544	4.75%, 05/15/2022 (e)	1,569
1,563	5.13%, 05/15/2024 (e)	1,604
	Freeport-McMoRan, Inc.,
2,045	3.10%, 03/15/2020	2,047
1,910	3.55%, 03/01/2022	1,884
6,310	3.88%, 03/15/2023	6,238
3,310	4.00%, 11/14/2021	3,335
1,470	4.55%, 11/14/2024	1,466
1,395	5.40%, 11/14/2034	1,357
3,165	5.45%, 03/15/2043	2,998
100	Glencore Finance Canada Ltd., (Switzerland), 6.90%, 11/15/2037 (e)	125
	Glencore Funding LLC, (Switzerland),
9,185	3.88%, 10/27/2027 (e)	9,012
300	4.63%, 04/29/2024 (e)	316
1,141	GTL Trade Finance, Inc., (Brazil), Reg. S, 5.89%, 04/29/2024	1,239
971	Kaiser Aluminum Corp., 5.88%, 05/15/2024	1,041
	Nucor Corp.,
1,000	4.00%, 08/01/2023	1,051
1,910	6.40%, 12/01/2037	2,512
	Steel Dynamics, Inc.,
1,590	4.13%, 09/15/2025 (e)	1,594
885	5.00%, 12/15/2026	935
1,422	5.13%, 10/01/2021	1,459
420	5.25%, 04/15/2023	433
870	5.50%, 10/01/2024	926
	Teck Resources Ltd., (Canada),
525	5.40%, 02/01/2043	528
7,674	6.13%, 10/01/2035	8,633
1,279	8.50%, 06/01/2024 (e)	1,452
390	United States Steel Corp., 8.38%, 07/01/2021 (e)	426
700	Vale Canada Ltd., (Brazil), 7.20%, 09/15/2032	784
	Vale Overseas Ltd., (Brazil),
306	6.25%, 08/10/2026	354
1,400	6.88%, 11/21/2036	1,712
1,900	Vedanta Resources plc, (India), Reg. S, 6.38%, 07/30/2022	1,981

		80,661

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Paper & Forest Products — 0.0% (g)
	Clearwater Paper Corp.,
1,552	4.50%, 02/01/2023	1,548
1,250	5.38%, 02/01/2025 (e)	1,256

		2,804

	Total Materials	194,411

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
	American Tower Corp.,
6,817	3.38%, 10/15/2026	6,691
500	4.00%, 06/01/2025	516
	American Tower Trust #1,
723	1.55%, 03/15/2018 (e)	722
440	3.07%, 03/15/2023 (e)	440
	AvalonBay Communities, Inc.,
385	2.90%, 10/15/2026	374
900	3.20%, 01/15/2028	891
323	3.50%, 11/15/2025	331
94	3.90%, 10/15/2046	93
400	4.15%, 07/01/2047	410
	Boston Properties LP,
1,302	3.80%, 02/01/2024	1,350
800	5.63%, 11/15/2020	867
	CyrusOne LP,
1,529	5.00%, 03/15/2024 (e)	1,590
576	5.38%, 03/15/2027 (e)	603
976	5.38%, 03/15/2027 (e)	1,023
377	DDR Corp., 4.70%, 06/01/2027	388
	Duke Realty LP,
180	3.25%, 06/30/2026	178
1,519	3.88%, 10/15/2022	1,582
849	EPR Properties, 4.50%, 06/01/2027	854
	Equinix, Inc.,
208	5.38%, 01/01/2022	217
3,395	5.75%, 01/01/2025	3,628
4,022	5.88%, 01/15/2026	4,364
1,865	Equity Commonwealth, 5.88%, 09/15/2020	1,977
735	ERP Operating LP, 2.85%, 11/01/2026	710
460	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	468
599	Goodman US Finance Three LLC, (Australia), 3.70%, 03/15/2028 (e)	593
1,064	HCP, Inc., 3.88%, 08/15/2024	1,090
	Iron Mountain, Inc.,
1,389	4.88%, 09/15/2027 (e)	1,420
3,500	5.75%, 08/15/2024	3,583
1,000	Kimco Realty Corp., 3.80%, 04/01/2027	1,006
948	National Retail Properties, Inc., 3.60%, 12/15/2026	935
1,236	Prologis LP, 3.75%, 11/01/2025	1,299
	Realty Income Corp.,
2,018	3.88%, 07/15/2024	2,070
601	4.65%, 03/15/2047	630
1,420	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	1,424
	Simon Property Group LP,
2,328	2.50%, 07/15/2021	2,339
26,900	2.75%, 06/01/2023	26,851
492	4.38%, 03/01/2021	521
415	6.75%, 02/01/2040	569
	Ventas Realty LP,
448	3.50%, 02/01/2025	451
588	3.75%, 05/01/2024	604
618	3.85%, 04/01/2027	628
304	4.13%, 01/15/2026	316
1,670	VEREIT Operating Partnership LP, 4.60%, 02/06/2024	1,748

		78,344

	Real Estate Management & Development — 0.0% (g)
420	Kennedy-Wilson, Inc., 5.88%, 04/01/2024	433
	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
579	3.13%, 03/20/2022 (e)	586
603	3.88%, 03/20/2027 (e)	618

		1,637

	Total Real Estate	79,981

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.6%
	AT&T, Inc.,
391	3.00%, 06/30/2022	390
1,790	3.40%, 05/15/2025	1,753
9,445	3.90%, 08/14/2027	9,379
4,202	3.95%, 01/15/2025	4,278
828	4.13%, 02/17/2026	844
611	4.30%, 12/15/2042	564
466	4.35%, 06/15/2045	421
925	4.50%, 05/15/2035	900
407	4.75%, 05/15/2046	389
4,200	4.80%, 06/15/2044	4,075

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
562	4.90%, 08/14/2037	560
4,510	5.15%, 02/14/2050	4,464
2,000	5.25%, 03/01/2037	2,082
1,030	5.35%, 09/01/2040	1,076
580	6.00%, 08/15/2040	655
1,500	6.30%, 01/15/2038	1,753
600	Bellsouth Capital Funding Corp., 7.88%, 02/15/2030	772
2,025	BellSouth LLC, 6.88%, 10/15/2031	2,500
	CCO Holdings LLC,
1,435	5.00%, 02/01/2028 (e)	1,399
1,000	5.13%, 05/01/2023 (e)	1,035
5,851	5.13%, 05/01/2027 (e)	5,796
576	5.25%, 03/15/2021	589
2,496	5.38%, 05/01/2025 (e)	2,561
3,245	5.50%, 05/01/2026 (e)	3,310
167	5.75%, 09/01/2023	172
6,770	5.75%, 02/15/2026 (e)	7,024
5,089	5.88%, 04/01/2024 (e)	5,331
592	5.88%, 05/01/2027 (e)	616
	CenturyLink, Inc.,
4,045	Series T, 5.80%, 03/15/2022	3,868
995	Series W, 6.75%, 12/01/2023	959
	Deutsche Telekom International Finance BV, (Germany),
1,000	3.60%, 01/19/2027 (e)	1,004
100	6.75%, 08/20/2018	104
18,122	Embarq Corp., 8.00%, 06/01/2036	17,216
1,400	Frontier Communications Corp., 9.25%, 07/01/2021	1,126
	Intelsat Jackson Holdings SA, (Luxembourg),
805	5.50%, 08/01/2023	659
5,182	7.25%, 10/15/2020	4,897
5,100	7.50%, 04/01/2021	4,749
	Level 3 Financing, Inc.,
5,197	5.25%, 03/15/2026	5,096
2,147	5.38%, 01/15/2024	2,152
1,020	5.38%, 05/01/2025	1,023
2,444	5.63%, 02/01/2023	2,472
4,385	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	3,848
400	Sprint Capital Corp., 8.75%, 03/15/2032	462
	Telecom Italia Capital SA, (Italy),
5,653	6.00%, 09/30/2034	6,310
4,471	6.38%, 11/15/2033	5,164
505	7.20%, 07/18/2036	627
361	7.72%, 06/04/2038	466
	Telefonica Emisiones SAU, (Spain),
11,710	4.10%, 03/08/2027	11,978
82	5.13%, 04/27/2020	87
138	5.46%, 02/16/2021	149
	Verizon Communications, Inc.,
934	2.95%, 03/15/2022	939
590	3.38%, 02/15/2025 (e)	589
934	3.45%, 03/15/2021	962
2,102	4.15%, 03/15/2024	2,211
1,558	4.40%, 11/01/2034	1,565
646	4.52%, 09/15/2048	624
2,071	4.67%, 03/15/2055	1,968
1,288	4.81%, 03/15/2039	1,325
6,516	4.86%, 08/21/2046	6,650
257	5.01%, 08/21/2054	259
10,022	5.25%, 03/16/2037	10,956
	Virgin Media Finance plc, (United Kingdom),
550	5.75%, 01/15/2025 (e)	562
1,600	6.38%, 04/15/2023 (e)	1,658
395	Virgin Media Secured Finance plc, (United Kingdom), 5.25%, 01/15/2026 (e)	407
	Windstream Services LLC,
2,835	6.38%, 08/01/2023	1,914
1,355	7.75%, 10/01/2021	1,050

		172,743

	Wireless Telecommunication Services — 0.3%
	America Movil SAB de CV, (Mexico),
1,266	3.13%, 07/16/2022	1,286
300	6.13%, 03/30/2040	377
	Crown Castle Towers LLC,
1,110	3.66%, 05/15/2025 (e)	1,129
1,220	6.11%, 01/15/2020 (e)	1,292
3,347	Hughes Satellite Systems Corp., 5.25%, 08/01/2026	3,397
240	Rogers Communications, Inc., (Canada), 6.80%, 08/15/2018	248
4,199	SoftBank Group Corp., (Japan), 4.50%, 04/15/2020 (e)	4,299
	Sprint Communications, Inc.,
914	6.00%, 11/15/2022	922
1,722	7.00%, 03/01/2020 (e)	1,845

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
1,246	7.00%, 08/15/2020	1,330
1,304	9.00%, 11/15/2018 (e)	1,377
	Sprint Corp.,
410	7.13%, 06/15/2024	425
88	7.25%, 09/15/2021	94
189	7.88%, 09/15/2023	203
	T-Mobile USA, Inc.,
7,752	5.13%, 04/15/2025	8,101
1,195	5.38%, 04/15/2027	1,279
806	6.00%, 03/01/2023	846
418	6.00%, 04/15/2024	445
867	6.13%, 01/15/2022	897
1,460	6.38%, 03/01/2025	1,567
906	6.50%, 01/15/2024	962
1,262	6.50%, 01/15/2026	1,383
1,294	6.63%, 04/01/2023	1,353
159	6.84%, 04/28/2023	167
1,527	Wind Tre SpA, (Italy), 5.00%, 01/20/2026 (e)	1,463

		36,687

	Total Telecommunication Services	209,430

	Utilities — 1.4%
	Electric Utilities — 0.7%
750	AEP Texas, Inc., Series E, 6.65%, 02/15/2033	972
	Alabama Power Co.,
1,250	5.50%, 03/15/2041	1,515
891	6.13%, 05/15/2038	1,155
589	Arizona Public Service Co., 2.20%, 01/15/2020	588
1,016	Baltimore Gas & Electric Co., 2.80%, 08/15/2022	1,023
720	China Southern Power Grid International Finance BVI Co. Ltd., (China), 3.50%, 05/08/2027 (e)	721
200	Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/2024	228
	DTE Electric Co.,
340	3.90%, 06/01/2021	356
381	3.95%, 06/15/2042	393
	Duke Energy Carolinas LLC,
3,005	4.30%, 06/15/2020	3,156
200	5.25%, 01/15/2018	201
1,100	6.05%, 04/15/2038	1,461
361	Duke Energy Corp., 2.65%, 09/01/2026	344
115	Duke Energy Florida LLC, 5.65%, 06/15/2018	117
280	Duke Energy Indiana LLC, 3.75%, 07/15/2020	291
	Duke Energy Progress LLC,
607	2.80%, 05/15/2022	614
200	3.25%, 08/15/2025	204
305	4.10%, 05/15/2042	322
90	5.30%, 01/15/2019	93
500	6.30%, 04/01/2038	679
526	Electricite de France SA, (France), 2.15%, 01/22/2019 (e)	527
	Enel Finance International NV, (Italy),
9,485	2.75%, 04/06/2023 (e)	9,330
690	2.88%, 05/25/2022 (e)	689
8,080	4.75%, 05/25/2047 (e)	8,407
	Entergy Louisiana LLC,
3,000	3.05%, 06/01/2031	2,890
750	3.12%, 09/01/2027	747
	Eskom Holdings SOC Ltd., (South Africa),
200	Reg. S, 6.75%, 08/06/2023	200
300	Reg. S, 7.13%, 02/11/2025	301
	Exelon Corp.,
1,355	4.45%, 04/15/2046	1,444
123	4.95%, 06/15/2035	139
	Florida Power & Light Co.,
1,000	3.70%, 12/01/2047	1,024
600	5.40%, 09/01/2035	728
	Hydro-Quebec, (Canada),
1,028	9.40%, 02/01/2021	1,227
1,000	Series HK, 9.38%, 04/15/2030	1,566
842	Series HY, 8.40%, 01/15/2022	1,013
	ITC Holdings Corp.,
1,000	2.70%, 11/15/2022 (e)	997
576	3.65%, 06/15/2024	591
800	Jersey Central Power & Light Co., 6.15%, 06/01/2037	945
446	John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/2042	491
988	Massachusetts Electric Co., 5.90%, 11/15/2039 (e)	1,287
	MidAmerican Energy Co.,
657	3.10%, 05/01/2027	657
1,046	3.50%, 10/15/2024	1,094

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
1,465	Minejesa Capital BV, (Indonesia), 4.63%, 08/10/2030 (e)	1,487
	Nevada Power Co.,
626	5.38%, 09/15/2040	778
600	7.13%, 03/15/2019	636
2,788	New England Power Co., (United Kingdom), 3.80%, 12/05/2047 (e)	2,769
	NextEra Energy Capital Holdings, Inc.,
398	2.40%, 09/15/2019	398
537	3.55%, 05/01/2027	548
	NextEra Energy Operating Partners LP,
1,604	4.25%, 09/15/2024 (e)	1,624
1,091	4.50%, 09/15/2027 (e)	1,094
300	Niagara Mohawk Power Corp., 4.88%, 08/15/2019 (e)	312
	Northern States Power Co.,
173	6.20%, 07/01/2037	233
765	6.25%, 06/01/2036	1,022
550	Oncor Electric Delivery Co. LLC, 7.25%, 01/15/2033	773
	Pacific Gas & Electric Co.,
1,000	3.25%, 06/15/2023	1,008
898	3.50%, 06/15/2025	914
214	3.75%, 08/15/2042	205
267	4.50%, 12/15/2041	280
	PacifiCorp,
700	2.95%, 02/01/2022	713
880	5.75%, 04/01/2037	1,129
250	Series F, 7.24%, 08/16/2023	296
230	Pampa Energia SA, (Argentina), 7.38%, 07/21/2023 (e)	251
880	PECO Energy Co., 2.38%, 09/15/2022	874
1,000	Pepco Holdings LLC, 7.45%, 08/15/2032	1,320
360	Potomac Electric Power Co., 6.50%, 11/15/2037	496
929	PPL Electric Utilities Corp., 2.50%, 09/01/2022	921
	Public Service Co. of Colorado,
198	3.20%, 11/15/2020	203
35	6.50%, 08/01/2038	49
202	Public Service Co. of New Hampshire, 3.50%, 11/01/2023	210
	Public Service Co. of Oklahoma,
88	5.15%, 12/01/2019	93
1,100	Series G, 6.63%, 11/15/2037	1,462
	Public Service Electric & Gas Co.,
989	2.25%, 09/15/2026	927
416	5.38%, 11/01/2039	516
155	Series I, 1.80%, 06/01/2019	154
	South Carolina Electric & Gas Co.,
150	5.30%, 05/15/2033	167
400	6.05%, 01/15/2038	488
	Southern California Edison Co.,
552	1.85%, 02/01/2022	547
450	Series 06-E, 5.55%, 01/15/2037	562
285	Series 08-A, 5.95%, 02/01/2038	376
	Southwestern Electric Power Co.,
250	3.55%, 02/15/2022	257
842	Series J, 3.90%, 04/01/2045	843
	Texas Competitive Electric Holdings Co. LLC,
4,117	8.50%, 05/01/2020 (d) (bb)	21
2,117	8.50%, 05/01/2020 (d) (bb)	10
	Union Electric Co.,
644	2.95%, 06/15/2027	638
120	8.45%, 03/15/2039	194
	Virginia Electric & Power Co.,
490	3.45%, 02/15/2024	504
235	6.35%, 11/30/2037	320
670	8.88%, 11/15/2038	1,135
900	Series C, 2.75%, 03/15/2023	898
73	Wisconsin Electric Power Co., 2.95%, 09/15/2021	74
600	Wisconsin Power & Light Co., 3.05%, 10/15/2027	597
	Xcel Energy, Inc.,
985	3.30%, 06/01/2025	995
36	4.80%, 09/15/2041	40

		83,088

	Gas Utilities — 0.1%
	AmeriGas Partners LP,
916	5.50%, 05/20/2025	929
1,830	5.63%, 05/20/2024	1,912
771	5.75%, 05/20/2027	779
1,475	5.88%, 08/20/2026	1,530
	Atmos Energy Corp.,
582	4.15%, 01/15/2043	617
200	5.50%, 06/15/2041	248
369	Boston Gas Co., 4.49%, 02/15/2042 (e)	404

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Gas Utilities — continued
470	Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	475
793	KeySpan Gas East Corp., 2.74%, 08/15/2026 (e)	769
1,100	Southern California Gas Co., Series TT, 2.60%, 06/15/2026	1,065
	Southern Natural Gas Co. LLC,
204	4.80%, 03/15/2047 (e)	221
350	8.00%, 03/01/2032	474

		9,423

	Independent Power and Renewable Electricity Producers — 0.4%
	AES Corp.,
240	4.88%, 05/15/2023	245
1,075	5.50%, 03/15/2024	1,126
615	5.50%, 04/15/2025	648
4,984	6.00%, 05/15/2026	5,408
2,750	7.38%, 07/01/2021	3,094
	Calpine Corp.,
622	5.25%, 06/01/2026 (e)	629
3,537	5.88%, 01/15/2024 (e)	3,652
1,100	Cemig Geracao e Transmissao SA, (Brazil), 9.25%, 12/05/2024 (e)	1,086
4,125	Dynegy, Inc., 8.13%, 01/30/2026 (e)	4,589
	Exelon Generation Co. LLC,
960	2.95%, 01/15/2020	970
364	3.40%, 03/15/2022	371
200	6.25%, 10/01/2039	227
	GenOn Energy, Inc.,
4,465	9.50%, 10/15/2018 (d)	3,170
13,920	9.88%, 10/15/2020 (d)	9,814
	NRG Energy, Inc.,
826	5.75%, 01/15/2028 (e)	826
425	6.25%, 05/01/2024	450
1,173	6.63%, 01/15/2027	1,264
530	7.25%, 05/15/2026	584
	NRG Yield Operating LLC,
3,740	5.00%, 09/15/2026	3,805
555	5.38%, 08/15/2024	576
491	Southern Power Co., 1.85%, 12/01/2017	491
	Talen Energy Supply LLC,
475	6.50%, 06/01/2025	402
675	9.50%, 07/15/2022 (e)	704

		44,131

	Multi-Utilities — 0.2%
	Berkshire Hathaway Energy Co.,
1,037	3.50%, 02/01/2025	1,070
1,384	6.13%, 04/01/2036	1,811
1,000	CMS Energy Corp., 3.88%, 03/01/2024	1,046
	Consolidated Edison Co. of New York, Inc.,
400	Series 06-E, 5.70%, 12/01/2036	496
300	Series 09-C, 5.50%, 12/01/2039	375
1,000	Series 2017, 3.88%, 06/15/2047	1,026
1,500	Series B, 3.13%, 11/15/2027	1,510
	Consumers Energy Co.,
491	4.35%, 08/31/2064	521
925	6.70%, 09/15/2019	997
	Dominion Energy, Inc.,
400	7.00%, 06/15/2038	543
794	Series B, 2.75%, 01/15/2022	793
803	Series C, 2.00%, 08/15/2021	787
46	Series C, 4.90%, 08/01/2041	52
785	Series F, 5.25%, 08/01/2033	906
	NiSource Finance Corp.,
3,470	4.38%, 05/15/2047	3,704
1,721	6.25%, 12/15/2040	2,212
	San Diego Gas & Electric Co.,
249	4.50%, 08/15/2040	283
685	6.00%, 06/01/2026	815
500	6.00%, 06/01/2039	661
	Sempra Energy,
406	3.55%, 06/15/2024	416
255	6.15%, 06/15/2018	261
589	9.80%, 02/15/2019	641

		20,926

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
622	3.40%, 03/01/2025	638
680	3.85%, 03/01/2024	716

		1,354

	Total Utilities	158,922

	Total Corporate Bonds (Cost $3,206,123)	3,267,252

Foreign Government Securities — 1.5%
2,000	Arab Republic of Egypt, (Egypt), Reg. S, 7.50%, 01/31/2027	2,212
	Federal Republic of Nigeria, (Nigeria),
1,030	6.50%, 11/28/2027 (e)	1,049
1,040	7.63%, 11/28/2047 (e)	1,071

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
2,175	Federative Republic of Brazil, (Brazil), 8.25%, 01/20/2034	2,847
2,350	Government of Bermuda, (Bermuda), Reg. S, 3.72%, 01/25/2027	2,373
	Government of Dominican Republic, (Dominican Republic),
5,750	Reg. S, 6.88%, 01/29/2026	6,582
1,280	Reg. S, 7.45%, 04/30/2044	1,522
420	Reg. S, 7.45%, 04/30/2044	499
1,589	Reg. S, 7.50%, 05/06/2021	1,735
2,000	Israel Government AID Bond, (Israel), 5.50%, 09/18/2033	2,648
540	Jamaica Government International Bond, (Jamaica), 7.88%, 07/28/2045	661
	Kingdom of Jordan, (Jordan),
1,980	Reg. S, 5.75%, 01/31/2027	1,958
1,950	7.38%, 10/10/2047 (e)	2,006
	Mongolia Government International Bond, (Mongolia),
440	5.63%, 05/01/2023 (e)	442
2,100	Reg. S, 10.88%, 04/06/2021	2,457
1,900	Oman Government International Bond, (Oman), Reg. S, 5.38%, 03/08/2027	1,931
1,250	Province of Manitoba, (Canada), 2.13%, 06/22/2026	1,178
655	Province of Nova Scotia, (Canada), 9.25%, 03/01/2020	749
	Province of Quebec, (Canada),
300	6.35%, 01/30/2026	367
2,220	7.13%, 02/09/2024	2,746
	Provincia de Buenos Aires, (Argentina),
663	7.88%, 06/15/2027 (e)	738
200	Reg. S, 9.38%, 09/14/2018	209
4,050	Reg. S, 9.95%, 06/09/2021	4,688
	Provincia de Cordoba, (Argentina),
150	Reg. S, 7.13%, 06/10/2021	162
730	7.13%, 08/01/2027 (e)	775
690	7.45%, 09/01/2024 (e)	754
1,350	Provincia de Mendoza Argentina, (Argentina), Reg. S, 8.38%, 05/19/2024	1,505
AUD 1,400	Queensland Treasury Corp., (Australia), Reg. S, 6.00%, 02/21/2018	1,069
	Republic of Angola, (Angola),
109	Reg. S, 7.00%, 08/17/2019	112
2,500	Reg. S, 9.50%, 11/12/2025	2,816
	Republic of Argentina, (Argentina),
1,580	6.88%, 04/22/2021	1,718
1,720	7.13%, 06/28/2117 (e)	1,765
1,038	8.28%, 12/31/2033	1,210
1,800	Republic of Armenia, (Armenia), Reg. S, 7.15%, 03/26/2025	2,025
	Republic of Belarus, (Belarus),
2,080	6.88%, 02/28/2023 (e)	2,192
2,000	Reg. S, 6.88%, 02/28/2023	2,107
200	7.63%, 06/29/2027 (e)	219
550	Reg. S, 8.95%, 01/26/2018	553
	Republic of Colombia, (Colombia),
3,970	5.00%, 06/15/2045	4,151
400	7.38%, 09/18/2037	533
370	10.38%, 01/28/2033	583
	Republic of Costa Rica, (Costa Rica),
666	Reg. S, 4.38%, 04/30/2025	644
3,600	Reg. S, 7.16%, 03/12/2045	3,807
5,290	Republic of Croatia, (Croatia), Reg. S, 6.63%, 07/14/2020	5,773
	Republic of Ecuador, (Ecuador),
1,100	8.75%, 06/02/2023 (e)	1,188
4,190	8.88%, 10/23/2027 (e)	4,458
	Republic of El Salvador, (El Salvador),
838	Reg. S, 7.63%, 02/01/2041	879
3,695	Reg. S, 7.65%, 06/15/2035	3,879
1,210	Reg. S, 7.75%, 01/24/2023	1,310
1,900	Republic of Ghana, (Ghana), Reg. S, 8.13%, 01/18/2026	2,064
2,150	Republic of Honduras, (Honduras), Reg. S, 7.50%, 03/15/2024	2,408
	Republic of Hungary, (Hungary),
600	5.38%, 02/21/2023	670
670	5.38%, 03/25/2024	759
4,170	5.75%, 11/22/2023	4,780
110	5.75%, 11/22/2023	126
IDR 27,200,000	Republic of Indonesia, (Indonesia), 7.00%, 05/15/2027	2,080
1,471	Republic of Iraq, (Iraq), Reg. S, 5.80%, 01/15/2028	1,405
2,170	Republic of Kazakhstan, (Kazakhstan), Reg. S, 4.88%, 10/14/2044	2,300
2,170	Republic of Kenya, (Kenya), Reg. S, 6.88%, 06/24/2024	2,289
	Republic of Lebanon, (Lebanon),
775	Reg. S, 5.15%, 06/12/2018	770
3,007	Reg. S, 5.45%, 11/28/2019	2,921
4,880	6.38%, 03/09/2020	4,788

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
870	Reg. S, 6.60%, 11/27/2026	816
1,535	Reg. S, 8.25%, 04/12/2021	1,573
4,250	Republic of Namibia, (Namibia), Reg. S, 5.25%, 10/29/2025	4,303
2,108	Republic of Pakistan, (Pakistan), Reg. S, 7.25%, 04/15/2019	2,183
	Republic of Panama, (Panama),
430	6.70%, 01/26/2036	574
420	8.88%, 09/30/2027	611
226	9.38%, 04/01/2029	342
	Republic of Paraguay, (Paraguay),
2,310	4.70%, 03/27/2027 (e)	2,422
700	Reg. S, 5.00%, 04/15/2026	753
	Republic of Peru, (Peru),
5	5.63%, 11/18/2050	6
50	5.63%, 11/18/2050	64
	Republic of Romania, (Romania),
1,600	Reg. S, 6.13%, 01/22/2044	2,046
990	Reg. S, 6.75%, 02/07/2022	1,136
6,700	Republic of Serbia, (Serbia), Reg. S, 7.25%, 09/28/2021	7,675
	Republic of South Africa, (South Africa),
1,600	4.30%, 10/12/2028	1,506
400	5.38%, 07/24/2044	383
ZAR 13,700	7.25%, 01/15/2020	982
	Republic of Sri Lanka, (Sri Lanka),
400	Reg. S, 5.88%, 07/25/2022	422
3,750	Reg. S, 6.25%, 10/04/2020	3,961
	Republic of Turkey, (Turkey),
1,400	4.88%, 04/16/2043	1,194
1,800	6.63%, 02/17/2045	1,897
1,000	7.38%, 02/05/2025	1,137
	Republic of Ukraine, (Ukraine),
6,200	Reg. S, 7.75%, 09/01/2020	6,580
400	Reg. S, 7.75%, 09/01/2021	426
900	Reg. S, 7.75%, 09/01/2023	957
1,020	Reg. S, 7.75%, 09/01/2024	1,075
1,165	Reg. S, 7.75%, 09/01/2025	1,219
	Republic of Uruguay, (Uruguay),
2,930	5.10%, 06/18/2050	3,223
UYU 15,220	8.50%, 03/15/2028 (e)	524
UYU 26,520	9.88%, 06/20/2022 (e)	971
2,950	Republic of Zambia, (Zambia), Reg. S, 8.97%, 07/30/2027	3,260
1,600	Russian Federation, (Russia), Reg. S, 5.88%, 09/16/2043	1,843
200	Ukreximbank Via Biz Finance plc, (Ukraine), Reg. S, 9.75%, 01/22/2025	218
350	United Mexican States, (Mexico), 4.00%, 10/02/2023	368

	Total Foreign Government Securities (Cost $169,259)	172,865

Mortgage-Backed Securities — 13.8%
	FHLMC,
111	ARM, 3.32%, 10/01/2036 (z)	116
34	ARM, 3.39%, 05/01/2037 (z)	35
291	ARM, 3.57%, 10/01/2037 (z)	307
71	ARM, 3.78%, 03/01/2036 (z)	75
113	ARM, 4.16%, 03/01/2036 (z)	121
	FHLMC Gold Pools, 15 Year, Single Family,
1,389	4.00%, 02/01/2026	1,450
25	4.50%, 10/01/2018	25
1	5.00%, 05/01/2018	1
731	5.50%, 01/01/2021 - 12/01/2024	763
30	6.00%, 11/01/2021	31
	FHLMC Gold Pools, 20 Year, Single Family,
4,776	4.00%, 01/01/2032	5,067
949	6.00%, 02/01/2028	1,064
177	7.00%, 01/01/2027	192
	FHLMC Gold Pools, 30 Year, Single Family,
12,534	3.00%, 12/01/2042 - 02/01/2043	12,569
76,036	3.50%, 09/01/2042 - 09/01/2046	78,188
12,049	4.00%, 09/01/2033 - 09/01/2046	12,601
19,322	4.50%, 02/01/2041 - 02/01/2042	20,930
40,980	5.00%, 02/01/2034 - 07/01/2035	44,820
2,280	5.50%, 12/01/2038	2,527
8	6.00%, 02/01/2029	9
274	6.50%, 01/01/2024 - 11/01/2036	308
274	7.00%, 09/01/2024 - 10/01/2036	301
10	7.50%, 06/01/2024 - 02/01/2027	11
46	8.00%, 08/01/2027	54
	FHLMC Gold Pools, FHA/VA,
808	7.50%, 01/01/2032 - 12/01/2036	912
53	10.00%, 10/01/2030	56

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage-Backed Securities — continued
	FHLMC Gold Pools, Other,
16,248	3.50%, 09/01/2032 - 07/01/2046	16,772
9,706	4.00%, 06/01/2042 - 01/01/2046	10,256
17,682	4.50%, 09/01/2042 - 02/01/2044	19,020
4,492	5.00%, 09/01/2043	4,970
	FNMA,
3,599	ARM, 1.58%, 01/01/2023 (z)	3,599
82	ARM, 2.71%, 07/01/2037 (z)	85
111	ARM, 3.02%, 07/01/2037 (z)	116
96	ARM, 3.22%, 01/01/2034 (z)	101
19	ARM, 3.34%, 04/01/2037 (z)	20
116	ARM, 3.42%, 05/01/2035 (z)	122
128	ARM, 3.46%, 03/01/2037 (z)	134
166	ARM, 3.46%, 04/01/2037 (z)	174
20	ARM, 3.75%, 10/01/2033 (z)	20
92	FNMA, 10 Year, Single Family, 4.50%, 01/01/2020	93
	FNMA, 15 Year, Single Family,
16	4.00%, 07/01/2018	17
352	5.00%, 05/01/2018 - 07/01/2025	370
103	6.00%, 09/01/2019 - 08/01/2022	107
	FNMA, 20 Year, Single Family,
387	3.50%, 12/01/2030	400
24	6.50%, 11/01/2018	27
	FNMA, 30 Year, Single Family,
305,000	TBA, 4.00%, 09/25/2043 - 12/25/2047 (w)	318,576
20,200	3.00%, 01/01/2043 - 06/01/2043	20,272
45,766	3.50%, 08/01/2043 - 10/01/2046	47,089
59,978	4.00%, 06/01/2042 - 06/01/2046	63,440
9,297	4.50%, 12/01/2039 - 09/01/2040	9,946
13,919	5.00%, 10/01/2039 - 06/01/2044	15,135
15,048	5.50%, 12/01/2028 - 02/01/2042	16,701
1,842	6.00%, 03/01/2034 - 08/01/2037	2,096
288	6.50%, 04/01/2028 - 10/01/2038	323
410	7.00%, 03/01/2028 - 04/01/2037	480
118	7.50%, 10/01/2026 - 11/01/2038	140
2,058	8.00%, 08/01/2022 - 12/01/2036	2,439
14	8.50%, 10/01/2025 - 12/01/2025	15
1	9.00%, 01/01/2019 - 04/01/2025	2
	FNMA, Other,
6,500	2.20%, 10/01/2026	6,199
3,921	2.23%, 04/01/2024	3,842
3,655	2.41%, 01/01/2023	3,653
14,252	2.44%, 02/01/2023 - 10/01/2028	13,930
9,912	2.48%, 02/01/2025	9,856
10,000	2.49%, 05/01/2026	9,776
12,340	2.50%, 10/01/2031	11,691
3,833	2.51%, 01/01/2023	3,848
6,087	2.53%, 07/01/2026	5,990
4,225	2.60%, 09/01/2028	4,115
24,202	2.61%, 06/01/2026 - 11/01/2028	23,549
5,857	2.62%, 05/01/2026	5,803
18,777	2.64%, 06/01/2025	18,705
3,900	2.65%, 03/01/2023	3,894
15,076	2.69%, 12/01/2028	14,659
28,945	2.73%, 04/01/2025 - 07/01/2028	28,814
1,382	2.75%, 03/01/2022	1,401
4,348	2.77%, 06/01/2023	4,416
7,000	2.78%, 04/01/2026	6,973
22,640	2.81%, 04/01/2025 - 05/01/2026	22,783
5,890	2.84%, 01/01/2025	5,972
9,531	2.87%, 08/01/2031	9,431
11,707	2.88%, 07/01/2027	11,708
6,112	2.90%, 12/01/2024 - 05/01/2029	6,110
10,000	2.92%, 01/01/2025	10,151
4,208	2.93%, 01/01/2025	4,264
5,000	2.95%, 11/01/2025	5,054
31,595	2.97%, 12/01/2024	32,163
11,049	2.97%, 12/01/2024 - 04/01/2028	11,172
3,657	2.99%, 05/01/2031	3,620
2,422	3.00%, 12/01/2026	2,452
2,002	3.01%, 06/01/2031	1,990
5,000	3.03%, 06/01/2031	4,968
11,203	3.05%, 09/01/2024	11,488
29,120	3.07%, 02/01/2025	29,759
8,905	3.09%, 12/01/2024	9,136
22,394	3.13%, 02/01/2026 - 03/01/2027	22,880
16,836	3.17%, 01/01/2029	17,146
9,190	3.24%, 02/01/2032	9,314
9,825	3.25%, 06/01/2029	10,081
8,615	3.27%, 12/01/2028	8,856
4,209	3.34%, 11/01/2030	4,316
8,606	3.35%, 01/01/2029	8,863
19,441	3.37%, 11/01/2020 - 01/01/2029	20,125
5,117	3.45%, 01/01/2024	5,349
141,119	3.50%, 05/01/2032 - 07/01/2046	145,557
15,000	3.51%, 08/01/2023	15,775
1,470	3.59%, 10/01/2020	1,521
4,838	3.64%, 12/01/2023	5,097

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage-Backed Securities — continued
1,491	3.66%, 12/01/2021	1,560
833	3.73%, 06/01/2018	835
5,300	3.76%, 03/01/2024	5,628
1,000	3.77%, 09/01/2021	1,049
4,992	3.92%, 12/01/2026	5,387
73,843	4.00%, 06/01/2042 - 05/01/2046	78,040
1,250	4.06%, 07/01/2021	1,321
1,927	4.18%, 12/01/2019	1,999
3,509	4.26%, 12/01/2019	3,644
5,804	4.34%, 06/01/2021	6,177
2,225	4.37%, 02/01/2020	2,320
3,000	4.40%, 02/01/2020	3,119
14,800	4.50%, 11/01/2043 - 12/01/2043	15,841
17	5.00%, 12/01/2032	17
33	6.50%, 04/01/2036 - 07/01/2036	35
108	GNMA I, 15 Year, Single Family, 6.50%, 10/15/2023	115
	GNMA I, 30 Year, Single Family,
20,535	4.00%, 07/15/2046 - 08/15/2046	21,734
2,843	4.50%, 05/15/2046	3,074
5,070	6.00%, 08/15/2036	5,742
129	6.50%, 02/15/2028 - 10/15/2029	145
47	7.00%, 02/15/2024 - 11/15/2027	50
37	7.25%, 09/15/2021 - 01/15/2028	37
24	7.50%, 10/15/2022 - 02/15/2027	25
1	8.50%, 11/15/2025	1
15	9.00%, 01/15/2022 - 11/15/2024	16
1	10.00%, 11/15/2020	—	(h)
	GNMA II, 30 Year, Single Family,
5,587	3.50%, 06/20/2046 - 07/20/2046	5,784
6,113	3.75%, 06/20/2046 - 07/20/2046	6,365
1,585	4.00%, 06/20/2046	1,661
2,467	6.00%, 11/20/2032 - 09/20/2038	2,799
506	6.50%, 02/20/2029 - 10/20/2039	567
1,937	7.00%, 06/20/2032 - 01/20/2039	2,220
210	7.50%, 08/20/2025 - 05/20/2032	234
424	8.00%, 08/20/2026 - 09/20/2031	483

	Total Mortgage-Backed Securities (Cost $1,563,207)	1,551,829

Municipal Bonds — 0.1% (t)
	California — 0.1%
200	Alameda County Joint Powers Authority, Multiple Capital Projects, Series A, Rev., 7.05%, 12/01/2044	297
1,000	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.58%, 05/15/2039	1,292
1,980	State of California, Various Purpose, GO, 7.35%, 11/01/2039	2,935
774	University of California, Series AD, Rev., 4.86%, 05/15/2112	852

		5,376

	District of Columbia — 0.0%
345	District of Columbia, Water & Sewer Authority, Public Utility, Senior Lien, Series A, Rev., 4.81%, 10/01/2114	394

	Illinois — 0.0%
725	Chicago Transit Authority, Sales & Transfer Tax Receipts-Retiree Health, Series B, Rev., 6.90%, 12/01/2040	955

	New York — 0.0%
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
560	Series H, Rev., 5.29%, 03/15/2033	653
1,165	Series H, Rev., 5.39%, 03/15/2040	1,440
	Port Authority of New York & New Jersey, Consolidated,
1,450	Series 164, Rev., 5.65%, 11/01/2040	1,877
155	Series 165, Rev., 5.65%, 11/01/2040	202
740	Series 174, Rev., 4.46%, 10/01/2062	845

		5,017

	Ohio — 0.0%
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.50%, 02/15/2050	1,552
1,563	Ohio State University, General Receipts, Series A, Rev., 4.80%, 06/01/2111	1,726

		3,278

	Total Municipal Bonds (Cost $12,996)	15,020

Supranational — 0.0% (g)
1,000	African Development Bank, (Supranational), 8.80%, 09/01/2019 (Cost $1,096)	1,108

U.S. Government Agency Securities — 0.4%
1,000	Financing Corp. STRIPS, Series 1P, 1.58%, 05/11/2018 (n)	991
	FNMA,
1,275	4.00%, 05/15/2030 (n)	876
1,500	5.63%, 07/15/2037	2,076

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Government Agency Securities — continued
385	6.25%, 05/15/2029	515
161	New Valley Generation II, Series 2001, 5.57%, 05/01/2020	170
	Resolution Funding Corp. STRIPS,
1,850	1.37%, 01/15/2021 (n)	1,735
2,770	1.85%, 10/15/2020 (n)	2,612
29,438	1.97%, 07/15/2020 (n)	27,918
440	2.70%, 10/15/2027 (n)	335
495	2.87%, 01/15/2026 (n)	399
	Tennessee Valley Authority,
902	4.63%, 09/15/2060	1,115
2,103	5.25%, 09/15/2039	2,790
1,610	5.88%, 04/01/2036	2,237
500	Tennessee Valley Authority STRIPS, 6.99%, 11/01/2025 (n)	404

	Total U.S. Government Agency Securities (Cost $42,973)	44,173

U.S. Treasury Obligations — 21.1%
	U.S. Treasury Bonds,
39,408	2.50%, 02/15/2045	36,868
92,162	2.75%, 11/15/2042	91,140
50,000	2.88%, 08/15/2045	50,375
64,035	3.00%, 11/15/2044	66,131
42,260	3.00%, 05/15/2045	43,619
135,097	3.00%, 11/15/2045	139,377
85	3.50%, 02/15/2039	96
9,250	3.63%, 08/15/2043	10,624
79,172	3.75%, 11/15/2043	92,847
8,674	4.38%, 05/15/2040	11,043
37,318	4.38%, 05/15/2041	47,673
123,985	4.50%, 02/15/2036	158,604
3,890	4.50%, 05/15/2038	5,008
2,500	5.25%, 02/15/2029	3,181
32,500	5.50%, 08/15/2028	41,845
2,625	7.88%, 02/15/2021	3,110
7,920	8.00%, 11/15/2021	9,716
13,600	8.13%, 05/15/2021	16,393
10,000	8.13%, 08/15/2021	12,184
5,000	8.50%, 02/15/2020	5,730
6,000	8.75%, 08/15/2020	7,094
1,000	U.S. Treasury Inflation Linked Bonds, 3.63%, 04/15/2028	1,982
	U.S. Treasury Notes,
10,300	0.88%, 07/31/2019 (k)	10,152
30,000	1.13%, 05/31/2019	29,728
85,296	1.38%, 06/30/2018	85,243
2,000	1.38%, 01/31/2020	1,982
27,565	1.50%, 08/31/2018	27,549
30,644	1.50%, 12/31/2018	30,577
4,750	1.50%, 05/31/2019	4,731
164,545	1.50%, 05/31/2020	163,086
22,879	1.63%, 12/31/2019 (k)	22,789
45,000	1.63%, 11/30/2020	44,613
10,909	1.63%, 05/15/2026	10,267
24,859	1.75%, 02/28/2022	24,534
415,172	1.75%, 06/30/2022	408,377
57,216	2.00%, 12/31/2021	57,046
24,653	2.00%, 08/15/2025	24,029
2,000	2.13%, 08/15/2021	2,007
209,142	2.63%, 11/15/2020	213,423
3,954	3.13%, 05/15/2019	4,033
25,192	3.50%, 05/15/2020	26,183
	U.S. Treasury STRIPS Bonds,
1,050	1.50%, 08/15/2020 (n)	999
25	1.53%, 02/15/2020 (n)	24
48,829	1.83%, 08/15/2028 (n)	37,103
15	2.00%, 08/15/2023 (n)	13
67,000	2.12%, 05/15/2029 (n)	49,750
6,495	2.26%, 02/15/2021 (n)	6,103
16,318	2.32%, 05/15/2032 (n)	11,036
7,390	2.32%, 05/15/2022 (n)	6,718
15,000	2.42%, 05/15/2021 (n)	13,998
640	2.62%, 02/15/2022 (n)	586
60,000	2.72%, 08/15/2040 (n)	31,242
225	2.80%, 02/15/2023 (n)	200
60,162	3.12%, 05/15/2033 (n)	39,428
3,116	3.13%, 05/15/2020 (n)	2,981
24,400	3.20%, 02/15/2042 (n)	12,069
48,775	3.21%, 08/15/2041 (n)	24,532
130	3.31%, 08/15/2019 (n)	126
55,512	3.32%, 11/15/2038 (n)	30,653
14,610	3.81%, 11/15/2021 (n)	13,466
5,000	3.86%, 08/15/2022 (n)	4,513
5,000	4.07%, 11/15/2022 (n)	4,481
1,606	4.66%, 08/15/2018 (n)	1,588
42,000	4.67%, 11/15/2033 (n)	27,115
2,615	5.36%, 02/15/2028 (n)	2,016
3,115	U.S. Treasury STRIPS Notes, 1.65%, 02/15/2020 (n)	2,993

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — continued

		Total U.S. Treasury Obligations (Cost $2,374,727)	2,368,722

SHARES
Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Specialty Retail — 0.0% (g)
40		Nebraska Book Holdings, Inc. (a) (bb)	1

		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
200		Frontera Energy Corp., (Colombia) (a)	5,821
42		Penn Virginia Corp. (a)	1,448
–	(h)	Stone Energy Corp. (a)	6

		Total Energy	7,275

		Financials — 0.0% (g)
		Capital Markets — 0.0% (g)
39		Goodman Private (a) (bb)	—	(h)

		Insurance — 0.0% (g)
1,551		ACC Claims Holdings LLC (a) (bb)	15

		Total Financials	15

		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
68		NII Holdings, Inc. (a)	17

		Utilities — 0.0% (g)
		Independent Power and Renewable Electricity Producers — 0.0% (g)
4		Dynegy, Inc. (a)	49
18		Vistra Energy Corp.	331

		Total Utilities	380

		Total Common Stocks (Cost $9,869)	7,688

Convertible Preferred Stocks — 0.0%
		Consumer Discretionary — 0.0% (g)
		Automobiles — 0.0% (g)
		General Motors Co.,
120		5.25%, 03/06/2032 (a) (bb)	—	(h)
385		6.25%, 07/15/2033 (a) (bb)	—	(h)

		Total Convertible Preferred Stocks (Cost $—)	—	(h)

Preferred Stocks — 0.0%
		Consumer Discretionary — 0.0% (g)
		Automobiles — 0.0% (g)
		General Motors Co.,
21		7.25%, 04/15/2041 (bb)	—	(h)
42		7.25%, 02/15/2052 (bb)	—	(h)
55		7.38%, 05/15/2048 (bb)	—	(h)
1		7.38%, 10/01/2051 (bb)	—
1		Motors Liquidation Co., 7.25%, 07/15/2041 (bb)	—

		Total Consumer Discretionary	—	(h)

		Financials — 0.0% (g)
		Capital Markets — 0.0% (g)
46		Goodman Private Preferred Shares (bb)	158

		Insurance — 0.0% (g)
8		Hartford Financial Services Group, Inc. (The), (ICE LIBOR USD 3 Month + 5.60%), 7.88%, 04/15/2042 ($25 par value) (aa)	246
2		XLIT Ltd., (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 4.48%, 01/02/2018 ($1,000 par value) (aa) @	2,305

			2,551

		Total Preferred Stocks (Cost $2,361)	2,709

PRINCIPAL AMOUNT
Loan Assignments — 0.2% (cc)
		Consumer Discretionary — 0.1%
		Hotels, Restaurants & Leisure — 0.1%
7,853		Lila Mexican Holdings LLC, Tranche B, (ICE LIBOR USD 1 Month + 3.00%), 4.25%, 08/11/2022 (aa) (bb)	7,739

		Media — 0.0% (g)
749		iHeartCommunications, Inc., Term Loan D, (ICE LIBOR USD 3 Month + 6.75%), 8.08%, 01/30/2019 (aa)	564
596		iHeartCommunications, Inc., Tranche E Term Loan, (ICE LIBOR USD 3 Month + 7.50%), 8.83%, 07/30/2019 (aa)	446
160		Tribune Media Co., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 12/27/2020 (aa)	160

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Media — continued
2,992	Vertis, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 8.75%, 12.00% Floor), 12.00%, 03/21/2018 (d) (aa) (bb)	—	(h)

		1,170

	Specialty Retail — 0.0% (g)
1,351	Harbor Freight Tools USA, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.60%, 08/18/2023 (aa)	1,358

	Total Consumer Discretionary	10,267

	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
735	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 7.50%), 8.74%, 02/03/2025 (aa)	715
1,181	Rite Aid Corp., Tranche 2 Term Loan, (1 Week LIBOR + 3.88%), 5.09%, 06/21/2021 (aa)	1,182
145	SUPERVALU, Inc., Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 06/02/2024 (aa)	140
241	SUPERVALU, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%, 4.50% Floor), 4.85%, 06/08/2024 (aa)	232

	Total Consumer Staples	2,269

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
1,962	California Resources Corp., 1st Lien Second Out Term Loan, (ICE LIBOR USD 1 Month + 10.38%), 11.66%, 12/31/2021 (aa)	2,119
1,431	MEG Energy Corp., 1st Lien Term B Loan, (Canada), (ICE LIBOR USD 3 Month + 3.50%), 4.83%, 12/31/2023 (aa)	1,430

	Total Energy	3,549

	Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
540	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), (ICE LIBOR USD 1 Month + 4.25%), 5.60%, 10/21/2021 (aa)	432

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
335	MacDonald Dettwiler and Associates Ltd., Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.10%, 10/04/2024 (aa)	336

	Information Technology — 0.0% (g)
	Communications Equipment — 0.0% (g)
220	Avaya, Inc., DIP Term Loan, (1 Week LIBOR + 7.50%), 8.70%, 01/24/2018 (d) (aa)	220
510	Avaya, Inc., Term Loan B-3 Extending Tranche, (ICE LIBOR USD 3 Month + 4.50%), 5.87%, 01/26/2018 (d) (aa)	388
375	Avaya, Inc., Term Loan B-6, (ICE LIBOR USD 3 Month + 5.50%), 6.87%, 03/31/2018 (d) (aa)	286

		894

	IT Services — 0.0% (g)
1,040	First Data Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.56%, 07/08/2022 (aa)	1,040

	Semiconductors & Semiconductor Equipment — 0.0% (g)
354	Microsemi Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 3.38%, 01/13/2023 (aa)	355
264	ON Semiconductor Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 3.49%, 03/31/2023 (aa)	265

		620

	Total Information Technology	2,554

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
651	Berry Plastics Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.56%, 10/01/2022 (aa)	653

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
813	Cincinnati Bell, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.75%), 4.99%, 10/02/2024 (aa)	823
555	Consolidated Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 10/05/2023 (aa)	546
1,227	Securus Technologies Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 5.85%, 11/01/2024 (aa)	1,237

	Total Telecommunication Services	2,606

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
920	Texas Competitive Electric Holdings Co. LLC, Term Loan, (ICE LIBOR USD 3 Month + 2.75%), 4.10%, 08/04/2023 (aa)	924

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Electric Utilities — continued
211	Texas Competitive Electric Holdings Co. LLC, Term Loan C, (ICE LIBOR USD 3 Month + 2.75%), 4.08%, 08/04/2023 (aa)	212

	Total Utilities	1,136

	Total Loan Assignments (Cost $26,738)	23,802

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
103	Vistra Energy Corp., expiring 12/31/2049 (a) (bb) (Cost $—)	90

NUMBER OF WARRANTS
Warrants — 0.0%
	Consumer Discretionary — 0.0%
	Specialty Retail — 0.0%
9	Nebraska Book Co., Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—
4	Nebraska Book Holdings, Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—

	Total Warrants (Cost $— (h))	—

PRINCIPAL AMOUNT
Short-Term Investments — 8.5%
	Foreign Government Treasury Bill — 0.0% (g)
EGP 37,800	Arab Republic of Egypt, (Egypt), 18.78%, 09/18/2018 (n) (Cost $1,869)	1,857

SHARES
	Investment Company — 8.5%
948,481	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) (Cost $948,632)	948,671

	Total Short-Term Investments (Cost $950,501)	950,528

	Total Investments — 102.7% (Cost $11,493,772)	11,554,799
	Liabilities in Excess of Other Assets — (2.7)%	(303,323)

	NET ASSETS — 100.0%	$11,251,476

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of November 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,031	03/2018	USD	127,892	(397)
U.S. Treasury 5 Year Note	6,524	03/2018	USD	759,077	(1,207)
U.S. Treasury Long Bond	93	03/2018	USD	14,104	(108)

					(1,712)

Short Contracts
U.S. Treasury 10 Year Note	(441)	03/2018	USD	(54,705)	166
U.S. Treasury 10 Year Ultra Note	(347)	03/2018	USD	(46,194)	243
U.S. Treasury 5 Year Note	(7)	03/2018	USD	(814)	1
U.S. Treasury Long Bond	(55)	03/2018	USD	(8,341)	64
U.S. Treasury Ultra Bond	(110)	03/2018	USD	(18,119)	220

					694

					(1,018)

Forward foreign currency exchange contracts outstanding as of November 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	23,680	USD	27,501	Goldman Sachs International	12/08/2017	690
USD	2,466	AUD	3,100	National Australia Bank Ltd.	12/08/2017	121
USD	27,097	EUR	22,703	TD Bank Financial Group	12/08/2017	70
USD	981	JPY	107,030	HSBC Bank, NA	12/08/2017	30
USD	1,001	ZAR	13,167	State Street Corp.	12/08/2017	41
USD	1,357	TRY	5,167	HSBC Bank, NA	12/29/2017	48

Total unrealized appreciation						1,000

AUD	1,670	USD	1,330	Merrill Lynch International	12/08/2017	(67)
USD	1,801	EUR	1,544	Deutsche Bank AG	12/08/2017	(38)
USD	27,847	EUR	23,978	Goldman Sachs International	12/08/2017	(698)
USD	1,139	EUR	977	Societe Generale	12/08/2017	(24)
TRY	4,780	USD	1,287	Barclays Bank plc	12/29/2017	(76)
TRY	387	USD	103	TD Bank Financial Group	12/29/2017	(4)

Total unrealized depreciation						(907)

Net unrealized appreciation						93

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.EM.25-V1	1.00	Quarterly	06/20/2021	2.03	USD 50,000	2,948	(1,389)	1,559
CDX.NA.HY.26-V1	5.00	Quarterly	06/20/2021	2.51	USD 16,100	(514)	(926)	(1,440)

						2,434	(2,315)	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Centrally Cleared Credit default swap contracts outstanding - sell protection(2) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%) (3)	Notional Amount (4)	Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.28-V2	5.00	Quarterly	06/20/2022	2.89	USD 96,000	6,629	2,366	8,995

						6,629	2,366	8,995

(1) —	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2) —	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(3) —	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(4) —	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5) —	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACE	—	Adjusted Current Earnings
ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2017.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CDX	—	Credit Derivative Index
CSMC	—	Credit Suisse Mortgage Trust
DIP	—	Debtor-in-possession
EGP	—	Egyptian Peso
ESOP	—	Employee Stock Ownership Program
EUR	—	Euro
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	—	Intercontinental Exchange

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MSCI	—	Morgan Stanley Capital International
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities
Act, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
TBA	—	To Be Announced
TRY	—	Turkish Lira
USD	—	United States Dollar
UYU	—	Uruguayan Peso
VA	—	Veterans Administration
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$1		$1
Energy	7,275	—	—		7,275
Financials	—	—	15		15
Telecommunication Services	17	—	—		17
Utilities	380	—	—		380

Total Common Stocks	7,672	—	16		7,688

Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	246	2,305	158		2,709

Total Preferred Stocks	246	2,305	158		2,709

Convertible Preferred Stock
Consumer Discretionary	—	—	—	(a)	—	(a)
Debt Securities
Asset-Backed Securities	—	1,225,068	490,760		1,715,828

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Collateralized Mortgage Obligations	$—	$490,909	$5,593		$496,502
Commercial Mortgage-Backed Securities	—	795,263	141,420		936,683
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Corporate Bonds
Consumer Discretionary	—	347,577	—	(a)	347,577
Consumer Staples	—	192,366	256		192,622
Energy	—	382,435	266		382,701
Financials	—	1,012,840	5,368		1,018,208
Health Care	—	194,683	—		194,683
Industrials	—	232,962	3,877		236,839
Information Technology	—	251,386	492		251,878
Materials	—	194,411	—	(b)	194,411
Real Estate	—	79,981	—		79,981
Telecommunication Services	—	209,430	—		209,430
Utilities	—	158,891	31		158,922

Total Corporate Bonds	—	3,256,962	10,290		3,267,252

Foreign Government Securities	—	172,865	—		172,865
Mortgage-Backed Securities	—	1,551,829	—		1,551,829
Municipal Bonds	—	15,020	—		15,020
Supranational	—	1,108	—		1,108
U.S. Government Agency Securities	—	44,173	—		44,173
U.S. Treasury Obligations	—	2,368,722	—		2,368,722
Loan Assignments
Consumer Discretionary	—	2,528	7,739		10,267
Consumer Staples	—	2,269	—		2,269
Energy	—	3,549	—		3,549
Health Care	—	432	—		432
Industrials	—	336	—		336
Information Technology	—	2,554	—		2,554
Materials	—	653	—		653
Telecommunication Services	—	2,606	—		2,606
Utilities	—	1,136	—		1,136

Total Loan Assignments	—	16,063	7,739		23,802

Warrants
Consumer Discretionary	—	—	—	(b)	—	(b)
Rights
Utilities	—	—	90		90
Short-Term Investments
Foreign Government Treasury Bills	—	1,857	—		1,857
Investment Company	948,671	—	—		948,671

Total Short-Term Investments	948,671	1,857	—		950,528

Total Investments in Securities	$956,589	$9,942,144	$656,066		$11,554,799

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$1,000	$—	$1,000
Futures Contracts	694	—	—	694
Swaps	—	2,366	—	2,366

Total Appreciation in Other Financial Instruments	$694	$3,366	$—	$4,060

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(907)	$—	$(907)
Futures Contracts	(1,712)	—	—	(1,712)
Swaps	—	(2,315)	—	(2,315)

Total Depreciation in Other Financial Instruments	$(1,712)	$(3,222)	$—	$(4,934)

(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities:
Asset-Backed Securities	$534,156		$(380)	$4,258	($883)	$151,206	($269,849)	$84,259	($12,007)	490,760
Collateralized Mortgage Obligations	10,884		—	(252)	(13)	2,049	(6,698)	—	(377)	5,593
Commercial Mortgage-Backed Securities	108,203		7	3,840	(89)	17,864	(8,529)	36,936	(16,812)	141,420
Common Stocks — Consumer Discretionary	28		(31)	4	—	—	—	—	—	1
Common Stocks — Financials	16		—	— (a)	—	—	(1)	—	—	15
Common Stocks — Materials	—	(a)	(3)	3	—	—	—	—	—	—
Convertible Bond — Consumer Discretionary	80		—	(96)	—	16	—	—	—	—	(a)
Convertible Preferred Stocks — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	230		—	—	—	—	—	—	(230)	—	(a)
Corporate Bonds — Consumer Staples	—		—	15	10	231	—	—	—	256
Corporate Bonds — Energy	648		—	(64)	1	299	(37)	—	(581)	266
Corporate Bonds — Financials	—		—	—	—	5,475	(107)	—	—	5,368
Corporate Bonds — Industrials	228		(834)	963	70	350	(319)	3,419	—	3,877
Corporate Bonds — Information Technology	—		—	(96)	5	583	—	—	—	492
Corporate Bonds — Materials	2		(397)	397	—	—	(2)	—	—	—
Corporate Bonds — Utilities	20		—	11	—	—	—	—	—	31
Loan Assignments — Consumer Discretionary	—	(a)	—	(66)	36	31	(4,355)	12,093	—	7,739
Preferred Stocks — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Financials	—		—	—	—	158	—	—	—	158
Preferred Stocks — Materials	—		(191)	191	—	—	—	—	—	—
Right — Utilities	124		—	(34)	—	—	—	—	—	90
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(b)

	$654,619		$(1,829)	$9,074	$(863)	$178,262	$(289,897)	$136,707	$(30,007)	$656,066

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than 500.
(b)	Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $6,885,000.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$16		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(b)	Market Comparable Companies	EBITDA Multiple	6.4x (6.4x)

Common Stocks	16
	158		Market Comparable Companies	EBITDA Multiple	6.4x (6.4x)
				Liquidity Discount	30.00% (30.00%)
	—	(b)	Pending Distribution Amount	Discount for potential outcome (a)	100.00% (100.00%)

Preferred Stocks	158
	4,630		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.24% - 15.71% (10.55%)
				Liquidity Discount	1.00% (1.00%)
	—	(b)	Pending Distribution Amount	Discount for potential outcome (a)	100.00% (100.00%)

Corporate Bonds	4,630
	291,744		Discounted Cash Flow	Constant Prepayment Rate	0.00% -100.00% (10.71%)
				Constant Default Rate	0.00% - 30.00% (0.43%)
				Yield (Discount Rate of Cash Flows)	1.89% - 10.39% (4.17%)

Asset-Backed Securities	291,744
	2,627		Discounted Cash Flow	Constant Prepayment Rate	5.00% - 30.57% (15.29%)
				Constant Default Rate	0.00% - 5.96% (0.22%)
				Yield (Discount Rate of Cash Flows)	2.55% - 199.00% (6.45%)
	2,051		Pending Distribution Amount	Expected Recovery	100.00% (100.00%)

Collateralized Mortgage Obligations	4,678
	126,584		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.82%)
				Yield (Discount Rate of Cash Flows)	2.44% - 7.50% (4.71%)

Collateralized Mortgage-Backed Securities	126,584
	—	(b)	Discounted Cash Flow	Projected Principal Writedown	100.00% (100.00%)

Loan Assignments	—	(b)
Total	$427,810
# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2017, the value of these investments was approximately $228,256,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 32.8%
	FHLMC REMIC,
21	Series 1343, Class LA, 8.00%, 08/15/2022	23
142	Series 1367, Class K, 5.50%, 09/15/2022	149
25	Series 1591, Class E, 10.00%, 10/15/2023	26
212	Series 1633, Class Z, 6.50%, 12/15/2023	225
157	Series 1694, Class PK, 6.50%, 03/15/2024	168
1,253	Series 1785, Class A, 6.00%, 10/15/2023	1,333
82	Series 1999, Class PU, 7.00%, 10/15/2027	90
150	Series 2031, Class PG, 7.00%, 02/15/2028	169
463	Series 2035, Class PC, 6.95%, 03/15/2028	514
304	Series 2064, Class PD, 6.50%, 06/15/2028	337
239	Series 2095, Class PE, 6.00%, 11/15/2028	263
119	Series 2152, Class BD, 6.50%, 05/15/2029	131
583	Series 2162, Class TH, 6.00%, 06/15/2029	641
342	Series 2367, Class ME, 6.50%, 10/15/2031	378
340	Series 2480, Class EJ, 6.00%, 08/15/2032	372
34	Series 2562, Class PG, 5.00%, 01/15/2018	34
4,123	Series 2611, Class QZ, 5.00%, 05/15/2033	4,542
160	Series 2647, Class A, 3.25%, 04/15/2032	162
55	Series 2651, Class VZ, 4.50%, 07/15/2018	55
401	Series 2688, Class DG, 4.50%, 10/15/2023	416
436	Series 2773, Class TB, 4.00%, 04/15/2019	439
657	Series 2841, Class AT, 4.00%, 08/15/2019	661
627	Series 2882, Class QD, 4.50%, 07/15/2034	653
3,211	Series 2915, Class MU, 5.00%, 01/15/2035	3,424
567	Series 2927, Class GA, 5.50%, 10/15/2034	595
727	Series 2931, Class QD, 4.50%, 02/15/2020	738
443	Series 3085, Class VS, HB, IF, 23.72%, 12/15/2035 (z)	723
1,599	Series 3181, Class OP, PO, 07/15/2036	1,362
1,509	Series 3188, Class GE, 6.00%, 07/15/2026	1,696
4,637	Series 3325, Class JL, 5.50%, 06/15/2037	5,113
3,375	Series 3341, Class PE, 6.00%, 07/15/2037	3,717
625	Series 3413, Class B, 5.50%, 04/15/2037	670
4,000	Series 3699, Class QH, 5.50%, 07/15/2040	4,330
3,236	Series 3737, Class DG, 5.00%, 10/15/2030	3,461
5,279	Series 3798, Class AY, 3.50%, 01/15/2026	5,449
4,209	Series 3809, Class BC, 3.50%, 02/15/2026	4,300
6,351	Series 3926, Class MW, 4.50%, 09/15/2026	6,783
3,970	Series 3927, Class PC, 4.50%, 09/15/2041	4,483
13,677	Series 3981, Class PA, 3.00%, 04/15/2031	13,652
12,960	Series 4002, Class MV, 4.00%, 01/15/2030	13,191
10,091	Series 4039, Class SA, IF, IO, 5.25%, 05/15/2042 (z)	1,750
12,000	Series 4047, Class PB, 3.50%, 01/15/2041	12,484
5,000	Series 4050, Class VE, 4.00%, 01/15/2029	5,281
6,109	Series 4062, Class GY, 4.00%, 06/15/2042	6,610
4,651	Series 4066, Class VB, 3.50%, 01/15/2029	4,812
2,753	Series 4181, Class VA, 3.00%, 05/15/2026	2,783
17,768	Series 4186, Class JE, 2.00%, 03/15/2033	17,612
11,294	Series 4188, Class JG, 2.00%, 04/15/2033	11,107
8,528	Series 4206, Class DA, 2.00%, 05/15/2033	8,322
1,450	Series 4314, Class DY, 3.50%, 03/15/2029	1,487
2,624	Series 4336, Class YB, 3.00%, 05/15/2029	2,631

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
6,097		Series 4365, Class HZ, 3.00%, 01/15/2040	5,786
10,000		Series 4458, Class BW, 3.00%, 04/15/2035	9,813
4,768		Series 4594, Class GN, 2.50%, 02/15/2045	4,747
		FHLMC STRIPS,
23		Series 155, Class IO, IO, 7.00%, 11/01/2023	3
14,021		Series 264, Class 30, 3.00%, 07/15/2042	13,814
8,263		Series 267, Class 30, 3.00%, 08/15/2042	8,145
1,367		FHLMC Structured Pass-Through Securities Certificates, Series T-51, Class 1A, 6.50%, 09/25/2043 (z)	1,569
		FHLMC Structured Pass-Through Securities Certificates,
1,562		Series T-54, Class 2A, 6.50%, 02/25/2043	1,817
743		Series T-56, Class APO, PO, 05/25/2043	687
6,387		FNMA, 2.68%, 12/25/2026 (z)	6,233
496		FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, 01/25/2044	563
		FNMA REMIC,
–	(h)	Series 1988-16, Class B, 9.50%, 06/25/2018	—	(h)
67		Series 1993-110, Class H, 6.50%, 05/25/2023	72
51		Series 1993-146, Class E, PO, 05/25/2023	48
899		Series 1993-155, Class PJ, 7.00%, 09/25/2023	982
10		Series 1993-205, Class H, PO, 09/25/2023	9
13		Series 1993-217, Class H, PO, 08/25/2023	13
11		Series 1993-228, Class G, PO, 09/25/2023	11
296		Series 1994-37, Class L Shares, 6.50%, 03/25/2024	319
1,074		Series 1994-51, Class PV, 6.00%, 03/25/2024	1,145
567		Series 1998-58, Class PC, 6.50%, 10/25/2028	629
201		Series 2000-8, Class Z, 7.50%, 02/20/2030	235
308		Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	68
437		Series 2002-92, Class FB, 1.98%, 04/25/2030 (z)	445
2,590		Series 2003-21, Class PZ, 4.50%, 03/25/2033	2,700
111		Series 2003-67, Class SA, HB, IF, 36.87%, 10/25/2031 (z)	161
1,658		Series 2003-128, Class DY, 4.50%, 01/25/2024	1,738
714		Series 2004-46, Class QD, IF, 18.69%, 03/25/2034 (z)	904
1,130		Series 2004-54, Class FL, 1.73%, 07/25/2034 (z)	1,131
547		Series 2004-60, Class PA, 5.50%, 04/25/2034	553
5,015		Series 2005-22, Class EH, 5.00%, 04/25/2035	5,292
789		Series 2005-58, Class EP, 5.50%, 07/25/2035	854
354		Series 2005-62, Class DX, 5.00%, 05/25/2034	356
1,037		Series 2005-83, Class LA, 5.50%, 10/25/2035	1,137
4,245		Series 2005-116, Class PC, 6.00%, 01/25/2036	4,667
2,993		Series 2006-3, Class SB, IF, IO, 5.37%, 07/25/2035 (z)	365
5,029		Series 2006-51, Class FP, 1.68%, 03/25/2036 (z)	5,038
63		Series 2006-81, Class FA, 1.68%, 09/25/2036 (z)	63
665		Series 2006-110, Class PO, PO, 11/25/2036	580
2,122		Series 2007-76, Class PE, 6.00%, 08/25/2037	2,380
505		Series 2009-89, Class A1, 5.41%, 05/25/2035	525
46		Series 2010-4, Class SL, IF, 8.60%, 02/25/2040 (z)	54
792		Series 2010-11, Class CB, 4.50%, 02/25/2040	831
5,009		Series 2010-47, Class MB, 5.00%, 09/25/2039	5,438
3,494		Series 2010-68, Class EP, 4.50%, 12/25/2039	3,666
5,000		Series 2010-117, Class DY, 4.50%, 10/25/2025	5,300
4,274		Series 2010-155, Class B, 3.50%, 01/25/2026	4,424
11,500		Series 2011-145, Class PB, 3.50%, 01/25/2032	11,860

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
7,263	Series 2012-47, Class QE, 4.00%, 05/25/2038	7,402
5,566	Series 2012-50, Class HY, 4.00%, 05/25/2042	5,872
5,392	Series 2012-60, Class EP, 3.00%, 04/25/2042	5,379
15,065	Series 2012-63, Class VA, 4.00%, 08/25/2023	15,561
5,750	Series 2012-100, Class AY, 3.00%, 09/25/2032	5,723
1,400	Series 2012-141, Class PB, 2.50%, 12/25/2042	1,278
5,300	Series 2013-106, Class PY, 3.00%, 10/25/2033	5,314
3,699	Series 2013-130, Class GY, 3.50%, 01/25/2034	3,828
6,000	Series 2015-11, Class AQ, 3.00%, 03/25/2035	5,820
4,000	Series 2015-28, Class GB, 3.50%, 05/25/2035	4,090
4,653	Series 2015-41, Class AY, 3.00%, 06/25/2035	4,556
11,897	Series 2015-48, Class DE, 3.00%, 10/25/2044	11,836
4,491	Series 2016-28, Class DW, 3.50%, 05/25/2036	4,639
16,965	Series 2016-38, Class NA, 3.00%, 01/25/2046	17,116
14,462	Series 2016-45, Class PC, 3.00%, 09/25/2045	14,580
6	Series G92-35, Class EB, 7.50%, 07/25/2022	6
1	Series G92-44, Class ZQ, 8.00%, 07/25/2022	1
	FNMA REMIC Trust,
125	Series 1999-W4, Class A9, 6.25%, 02/25/2029	134
1,302	Series 2002-W7, Class A4, 6.00%, 06/25/2029	1,418
626	Series 2003-W1, Class 1A1, 6.50%, 12/25/2042 (z)	671
336	Series 2003-W1, Class 2A, 7.50%, 12/25/2042 (z)	379
2,020	Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	2,303
1,203	Series 2009-W1, Class A, 6.00%, 12/25/2049	1,348
	FNMA STRIPS,
1,279	Series 278, Class 1, 2.04%, 08/25/2025 (z)	1,301
438	Series 278, Class 3, 2.14%, 11/25/2023 (z)	442
47	Series 343, Class 23, IO, 4.00%, 10/25/2018	1
	GNMA,
3,285	Series 2004-27, Class PD, 5.50%, 04/20/2034	3,553
635	Series 2008-15, Class NB, 4.50%, 02/20/2038	664
3,710	Series 2008-40, Class SA, IF, IO, 5.14%, 05/16/2038 (z)	590
12,520	Series 2009-42, Class TX, 4.50%, 06/20/2039	13,430
3,327	Series 2009-69, Class WM, 5.50%, 08/20/2039	3,633
14,005	Series 2011-29, Class Z, 5.00%, 05/20/2040	16,265

	Total Collateralized Mortgage Obligations (Cost $435,913)	436,650

Commercial Mortgage-Backed Securities — 7.1%
	FHLMC Multifamily Structured Pass-Through Certificates,
6,026	Series K046, Class A2, 3.21%, 03/25/2025	6,223
6,500	Series K048, Class A2, 3.28%, 06/25/2025 (z)	6,740
3,519	Series K049, Class A2, 3.01%, 07/25/2025	3,582
6,716	Series K052, Class A2, 3.15%, 11/25/2025	6,892
6,558	Series K067, Class A2, 3.19%, 07/25/2027	6,694
3,000	Series K069, Class A2, 3.19%, 09/25/2027 (z)	3,060
5,145	Series KJ14, Class A2, 2.81%, 09/25/2024	5,175
	FNMA ACES,
4,464	Series 2015-M13, Class A2, 2.80%, 06/25/2025 (z)	4,440
19,357	Series 2016-M1, Class A2, 2.94%, 01/25/2026 (z)	19,478
6,000	Series 2017-M3, Class A2, 2.57%, 12/25/2026 (z)	5,806
4,394	Series 2017-M7, Class A2, 2.96%, 02/25/2027 (z)	4,402
12,000	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	12,122
10,534	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	10,416

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
		Total Commercial Mortgage-Backed Securities (Cost $95,353)	95,030

Foreign Government Security — 0.6%
7,527		Israel Government AID Bond, (Israel), Zero Coupon, 09/15/2019 (Cost $7,210)	7,268

Mortgage-Backed Securities — 11.3%
		FHLMC,
2		ARM, 1.90%, 07/01/2030 (z)	2
2		ARM, 1.98%, 02/01/2019 (z)	2
–	(h)	ARM, 2.03%, 03/01/2018 (z)	—	(h)
7		ARM, 2.03%, 08/01/2018 (z)	7
6		ARM, 2.37%, 06/01/2018 (z)	6
14		ARM, 2.40%, 01/01/2021 (z)	14
3		ARM, 2.59%, 11/01/2018 (z)	2
87		ARM, 2.87%, 01/01/2027 (z)	91
13		ARM, 3.09%, 04/01/2030 (z)	13
826		ARM, 3.22%, 03/01/2037 (z)	863
–	(h)	ARM, 3.61%, 01/01/2020 (z)	—	(h)
156		FHLMC Gold Pools, 20 Year, Single Family, 4.50%, 05/01/2024	165
		FHLMC Gold Pools, 30 Year, Single Family,
850		4.50%, 10/01/2040	907
178		5.50%, 11/01/2033	195
61		6.00%, 02/01/2032	69
267		6.50%, 01/01/2024 - 06/01/2029	298
554		7.00%, 08/01/2025 - 09/01/2029	618
26		7.50%, 09/01/2024 - 08/01/2025	27
18		8.00%, 11/01/2024	19
68		8.50%, 05/01/2024 - 07/01/2028	77
1		9.00%, 01/01/2021 - 11/01/2021	—	(h)
		FNMA,
13		ARM, 1.86%, 06/01/2029 (z)	13
4		ARM, 1.87%, 06/01/2020 (z)	4
65		ARM, 1.98%, 11/01/2027 - 11/01/2040 (z)	64
4,886		ARM, 2.02%, 12/01/2025 (z)	4,882
5		ARM, 2.52%, 08/01/2019 (z)	5
3		ARM, 6.05%, 04/01/2019 (z)	2
		FNMA, 15 Year, Single Family,
1,710		4.00%, 04/01/2019 - 09/01/2025	1,781
234		4.50%, 03/01/2019	238
240		FNMA, 20 Year, Single Family, 5.00%, 11/01/2023	259
		FNMA, 30 Year, Single Family,
7,009		3.00%, 03/01/2043 - 09/01/2046	7,018
16,063		3.50%, 05/01/2042 - 09/01/2046	16,505
31,825		4.00%, 06/01/2043 - 06/01/2045	33,668
207		4.50%, 03/01/2038	220
1,230		5.00%, 11/01/2033	1,362
7,493		5.50%, 02/01/2029 - 05/01/2036	8,435
1,104		6.00%, 07/01/2036	1,279
273		6.50%, 06/01/2026 - 04/01/2032	310
2,901		7.00%, 02/01/2024 - 03/01/2035	3,442
19		7.50%, 03/01/2030	20
–	(h)	10.00%, 07/01/2020	—	(h)
		FNMA, Other,
6,931		2.63%, 12/01/2026	6,840
6,500		2.81%, 04/01/2025	6,552
6,403		2.97%, 05/01/2026	6,521
5,877		2.97%, 06/01/2027	5,877
3,450		2.97%, 09/01/2027	3,463
6,832		3.01%, 02/01/2027	6,909
6,500		3.10%, 01/01/2026	6,636
7,174		3.12%, 01/01/2022	7,364
8,712		3.26%, 01/01/2022	8,970
3,000		3.30%, 11/01/2026	3,093
4,335		3.77%, 12/01/2025	4,618
25		6.00%, 09/01/2028	28
		GNMA I, 30 Year, Single Family,
290		6.50%, 06/15/2023 - 02/15/2024	324
126		7.00%, 12/15/2022 - 06/15/2028	129
189		7.50%, 02/15/2022 - 02/15/2028	198
83		8.00%, 07/15/2022 - 08/15/2026	89
131		9.00%, 08/15/2021 - 11/15/2024	139
–	(h)	9.50%, 08/15/2018	—	(h)
		GNMA II, 30 Year, Single Family,
128		8.00%, 11/20/2026 - 11/20/2027	146

		Total Mortgage-Backed Securities (Cost $149,789)	150,778

U.S. Government Agency Securities — 20.0%
		FFCB,
10,000		5.75%, 05/11/2026	12,346
12,824		5.75%, 12/07/2028	16,275
		FNMA,
10,000		4.62%, 05/15/2030 (n)	6,874
10,000		6.25%, 05/15/2029	13,367
30,000		10.09%, 10/09/2019 (n)	28,890

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	FNMA STRIPS,
8,000	2.43%, 10/08/2027 (n)	6,063
9,200	14.71%, 05/29/2026 (n)	7,298
	Resolution Funding Corp. STRIPS,
18,300	2.01%, 10/15/2020 (n)	17,257
57,000	2.18%, 07/15/2020 (n)	54,058
5,000	2.33%, 01/15/2021 (n)	4,689
60,673	3.59%, 10/15/2019 (n)	58,563
15,700	5.02%, 01/15/2030 (n)	11,077
5,000	16.05%, 04/15/2030 (n)	3,502
15,000	16.62%, 04/15/2028 (n)	11,208
14,740	Tennessee Valley Authority, 5.50%, 12/15/2017 (n)	14,732

	Total U.S. Government Agency Securities (Cost $248,124)	266,199

U.S. Treasury Obligations — 24.0%
	U.S. Treasury Bonds,
13,000	2.88%, 08/15/2045	13,098
31,000	3.00%, 05/15/2045	31,997
20,000	3.81%, 11/15/2028	25,359
2,500	7.13%, 02/15/2023	3,109
3,935	7.25%, 08/15/2022	4,839
3,635	8.00%, 11/15/2021	4,459
1,020	9.00%, 11/15/2018	1,091
27,500	U.S. Treasury Inflation Linked Bonds, 1.38%, 02/15/2044	32,471
	U.S. Treasury Notes,
25,000	0.75%, 04/30/2018	24,936
40,000	1.13%, 01/15/2019	39,744
20,000	1.63%, 02/15/2026	18,869
20,000	2.00%, 08/15/2025	19,494
30,000	2.63%, 11/15/2020	30,614
72,500	U.S. Treasury STRIPS Bonds, 2.13%, 05/15/2020 (n)	69,347

	Total U.S. Treasury Obligations (Cost $314,376)	319,427

SHARES
Short-Term Investment — 4.0%
	Investment Company — 4.0%
52,678	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $52,678)	52,678

	Total Investments — 99.8% (Cost $1,303,443)	1,328,030
	Other Assets in Excess of Liabilities — 0.2%	2,069

	NET ASSETS — 100.0%	$1,330,099

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2017.
FFCB	—	Federal Farm Credit Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$52,678	$1,275,352	$—	$1,328,030

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Security — 0.0% (g)
134	CWABS Asset-Backed Certificates Trust, Series 2004-13, Class MV8, 3.88%, 01/25/2035 (z) (bb) (Cost $–)	4

Collateralized Mortgage Obligation — 0.1%
11,513	Avaya, Inc., 9.25%, 05/30/2025 (bb) (Cost $11,513)	11,513

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.1%
	Media — 0.1%
	Liberty Interactive LLC,
4,444	3.75%, 02/15/2030	3,110
2,570	4.00%, 11/15/2029	1,825

		4,935

	Specialty Retail — 0.0% (g)
2,652	Nebraska Book Holdings, Inc., 2.02%, 04/01/2026 (d) (e) (bb)	—	(h)

	Total Convertible Bonds (Cost $4,821)	4,935

Corporate Bonds — 89.5%
	Consumer Discretionary — 17.0%
	Auto Components — 1.7%
5,016	Allison Transmission, Inc., 4.75%, 10/01/2027 (e)	5,060
	American Axle & Manufacturing, Inc.,
27,422	6.25%, 04/01/2025 (e)	28,176
27,530	6.50%, 04/01/2027 (e)	28,425
	Goodyear Tire & Rubber Co. (The),
26,821	4.88%, 03/15/2027	27,425
27,860	5.00%, 05/31/2026	28,843
	Icahn Enterprises LP,
18,572	5.88%, 02/01/2022	18,990
4,725	6.00%, 08/01/2020	4,866
4,579	6.25%, 02/01/2022	4,762
4,579	6.75%, 02/01/2024	4,808
3,087	JB Poindexter & Co., Inc., 9.00%, 04/01/2022 (e)	3,222

		154,577

	Automobiles — 0.3%
13,195	Jaguar Land Rover Automotive plc, (United Kingdom), 4.50%, 10/01/2027 (e)	13,071
	Motors Liquidation Co.,
10,255	6.75%, 05/01/2028 (d) (bb)	—	(h)
6,000	7.38%, 05/23/2048 (d) (bb)	—	(h)
9,300	7.40%, 09/01/2025 (d) (bb)	—	(h)
25,800	7.70%, 04/15/2016 (d) (bb)	—	(h)
3,415	7.75%, 03/15/2036 (d) (bb)	—	(h)
12,550	8.10%, 06/15/2024 (d) (bb)	—	(h)
20,000	8.25%, 07/15/2023 (d) (bb)	—	(h)
34,006	8.38%, 07/15/2033 (d) (bb)	—	(h)
19,299	Tesla, Inc., 5.30%, 08/15/2025 (e)	18,425

		31,496

	Distributors — 0.3%
	Global Partners LP,
7,245	6.25%, 07/15/2022	7,390
10,545	7.00%, 06/15/2023	10,808
7,890	Univar USA, Inc., 6.75%, 07/15/2023 (e)	8,265

		26,463

	Diversified Consumer Services — 0.2%
	Service Corp. International,
4,190	5.38%, 05/15/2024	4,410
9,640	8.00%, 11/15/2021	11,207

		15,617

	Hotels, Restaurants & Leisure — 3.6%
26,057	1011778 BC ULC, (Canada), 4.25%, 05/15/2024 (e)	26,096
	Boyd Gaming Corp.,
2,035	6.38%, 04/01/2026	2,218
10,438	6.88%, 05/15/2023	11,130
4,382	CCM Merger, Inc., 6.00%, 03/15/2022 (e)	4,502
7,200	Cedar Fair LP, 5.38%, 04/15/2027 (e)	7,578
20,268	Chukchansi Economic Development Authority, 9.75%, 05/30/2020 (d) (e)	11,249
12,937	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/2019 (e)	12,711
	Eldorado Resorts, Inc.,
9,626	6.00%, 04/01/2025	10,134
5,505	7.00%, 08/01/2023	5,911
5,075	Gateway Casinos & Entertainment Ltd., (Canada), 8.25%, 03/01/2024 (e)	5,481
	GLP Capital LP,
4,700	5.38%, 11/01/2023	5,058
9,245	5.38%, 04/15/2026	9,979
28,728	Golden Nugget, Inc., 6.75%, 10/15/2024 (e)	29,338

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
4,445	Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	4,512
8,252	Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/2024 (e)	8,995
	Hilton Worldwide Finance LLC,
8,026	4.63%, 04/01/2025	8,297
6,137	4.88%, 04/01/2027	6,469
20,415	International Game Technology plc, 6.50%, 02/15/2025 (e)	22,992
10,805	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	11,413
6,760	KFC Holding Co., 4.75%, 06/01/2027 (e)	6,918
	MGM Resorts International,
1,843	4.63%, 09/01/2026	1,880
11,890	6.00%, 03/15/2023	13,108
5,430	6.63%, 12/15/2021	6,041
7,080	7.75%, 03/15/2022	8,213
	Scientific Games International, Inc.,
3,779	5.00%, 10/15/2025 (e)	3,822
10,875	7.00%, 01/01/2022 (e)	11,473
18,125	10.00%, 12/01/2022	19,960
19,878	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	20,176
23,745	Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	24,161
7,154	Station Casinos LLC, 5.00%, 10/01/2025 (e)	7,145
13,385	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	13,824

		340,784

	Household Durables — 1.2%
6,025	American Greetings Corp., 7.88%, 02/15/2025 (e)	6,537
	CalAtlantic Group, Inc.,
3,899	5.25%, 06/01/2026	4,094
17,776	5.88%, 11/15/2024	19,754
24,112	Lennar Corp., 4.75%, 11/29/2027 (e)	24,654
	Mattamy Group Corp., (Canada),
14,019	6.50%, 10/01/2025 (e)	14,685
3,429	6.88%, 12/15/2023 (e)	3,601
13,192	New Home Co., Inc. (The), 7.25%, 04/01/2022	13,654
	Tempur Sealy International, Inc.,
1,798	5.50%, 06/15/2026	1,840
12,420	5.63%, 10/15/2023	12,917
	Toll Brothers Finance Corp.,
930	4.88%, 11/15/2025	967
5,890	5.63%, 01/15/2024	6,420

		109,123

	Internet & Direct Marketing Retail — 0.2%
	Netflix, Inc.,
1,716	4.38%, 11/15/2026	1,690
10,445	4.88%, 04/15/2028 (e)	10,302
7,800	5.50%, 02/15/2022	8,297
2,000	5.75%, 03/01/2024	2,135

		22,424

	Media — 7.8%
	Altice Financing SA, (Luxembourg),
8,515	6.50%, 01/15/2022 (e)	8,730
11,572	6.63%, 02/15/2023 (e)	11,861
15,385	7.50%, 05/15/2026 (e)	16,078
	Altice Luxembourg SA, (Luxembourg),
7,522	7.63%, 02/15/2025 (e)	6,864
19,863	7.75%, 05/15/2022 (e)	18,969
	Altice US Finance I Corp.,
18,018	5.38%, 07/15/2023 (e)	18,333
17,608	5.50%, 05/15/2026 (e)	17,828
	AMC Entertainment Holdings, Inc.,
7,600	5.75%, 06/15/2025	7,410
6,575	5.88%, 11/15/2026	6,435
6,283	6.13%, 05/15/2027	6,228
	AMC Networks, Inc.,
2,630	4.75%, 12/15/2022	2,691
9,153	4.75%, 08/01/2025	9,084
10,375	5.00%, 04/01/2024	10,505
24,434	Cablevision Systems Corp., 8.00%, 04/15/2020	26,144
1,100	Cinemark USA, Inc., 4.88%, 06/01/2023	1,119
	Clear Channel Worldwide Holdings, Inc.,
12,665	Series A, 6.50%, 11/15/2022	12,744
2,650	Series A, 7.63%, 03/15/2020	2,584
19,700	Series B, 6.50%, 11/15/2022	19,922
28,848	Series B, 7.63%, 03/15/2020	28,559
	CSC Holdings LLC,
13,621	5.25%, 06/01/2024	13,276
15,233	5.50%, 04/15/2027 (e)	15,442
13,570	6.75%, 11/15/2021	14,588
3,220	10.13%, 01/15/2023 (e)	3,643

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
1,492	10.88%, 10/15/2025 (e)	1,766
	DISH DBS Corp.,
17,024	5.00%, 03/15/2023	16,552
4,689	5.88%, 07/15/2022	4,824
6,318	5.88%, 11/15/2024	6,348
51,685	6.75%, 06/01/2021	55,045
16,227	7.75%, 07/01/2026	17,505
12,947	EMI Music Publishing Group North America Holdings, Inc., 7.63%, 06/15/2024 (e)	14,306
4,141	EW Scripps Co. (The), 5.13%, 05/15/2025 (e)	4,131
	Gray Television, Inc.,
12,865	5.13%, 10/15/2024 (e)	12,817
7,730	5.88%, 07/15/2026 (e)	7,846
4,957	iHeartCommunications, Inc., 9.00%, 12/15/2019	3,681
5,075	Lamar Media Corp., 5.75%, 02/01/2026	5,449
9,255	Liberty Interactive LLC, 8.25%, 02/01/2030	10,065
6,089	LIN Television Corp., 5.88%, 11/15/2022	6,340
23,065	Live Nation Entertainment, Inc., 4.88%, 11/01/2024 (e)	23,757
7,588	Mediacom Broadband LLC, 6.38%, 04/01/2023	7,835
4,770	Nexstar Broadcasting, Inc., 5.63%, 08/01/2024 (e)	4,877
	Outfront Media Capital LLC,
8,651	5.63%, 02/15/2024	9,084
12,319	5.88%, 03/15/2025	12,996
3,580	Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	3,822
3,825	Quebecor, Inc., (Canada), 9.75%, 01/15/2016 (d) (bb)	—	(h)
	Sinclair Television Group, Inc.,
8,500	5.13%, 02/15/2027 (e)	8,287
9,226	5.63%, 08/01/2024 (e)	9,480
	Sirius XM Radio, Inc.,
8,874	4.63%, 05/15/2023 (e)	9,118
17,123	5.00%, 08/01/2027 (e)	17,316
13,215	5.38%, 04/15/2025 (e)	13,896
	TEGNA, Inc.,
5,365	5.50%, 09/15/2024 (e)	5,586
16,135	6.38%, 10/15/2023	16,982
11,122	Unitymedia GmbH, (Germany), 6.13%, 01/15/2025 (e)	11,751
11,003	Unitymedia Hessen GmbH & Co. KG, (Germany), 5.50%, 01/15/2023 (e)	11,335
	Univision Communications, Inc.,
18,025	5.13%, 05/15/2023 (e)	18,025
3,131	5.13%, 02/15/2025 (e)	3,045
5,275	6.75%, 09/15/2022 (e)	5,466
5,300	UPC Holding BV, (Netherlands), 5.50%, 01/15/2028 (e)	5,274
13,662	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	13,867
	Videotron Ltd., (Canada),
3,312	5.13%, 04/15/2027 (e)	3,469
19,592	5.38%, 06/15/2024 (e)	21,160
	WMG Acquisition Corp.,
3,014	4.88%, 11/01/2024 (e)	3,119
5,651	5.00%, 08/01/2023 (e)	5,849
17,129	5.63%, 04/15/2022 (e)	17,686
7,439	6.75%, 04/15/2022 (e)	7,788
6,395	Ziggo Bond Finance BV, (Netherlands), 5.88%, 01/15/2025 (e)	6,395
10,755	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	10,809

		733,786

	Multiline Retail — 0.4%
3,761	Cumberland Farms, Inc., 6.75%, 05/01/2025 (e)	3,977
19,000	Dollar Tree, Inc., 5.75%, 03/01/2023	19,879
23,800	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (e)	13,566

		37,422

	Specialty Retail — 1.3%
	Claire’s Stores, Inc.,
11,275	6.13%, 03/15/2020 (e)	6,314
17,700	9.00%, 03/15/2019 (e)	11,018
	L Brands, Inc.,
6,900	6.75%, 07/01/2036	6,883
5,030	6.88%, 11/01/2035	5,080
10,800	Party City Holdings, Inc., 6.13%, 08/15/2023 (e)	11,259
20,790	Penske Automotive Group, Inc., 5.50%, 05/15/2026	21,154
	PetSmart, Inc.,
4,258	5.88%, 06/01/2025 (e)	3,662
9,650	7.13%, 03/15/2023 (e)	7,044
8,300	8.88%, 06/01/2025 (e)	6,246
3,950	Sally Holdings LLC, 5.50%, 11/01/2023	3,980

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — continued
4,193	Sonic Automotive, Inc., 6.13%, 03/15/2027	4,214
42,994	Staples, Inc., 8.50%, 09/15/2025 (e)	38,694

		125,548

	Textiles, Apparel & Luxury Goods — 0.0% (g)
2,377	Hanesbrands, Inc., 4.63%, 05/15/2024 (e)	2,416

	Total Consumer Discretionary	1,599,656

	Consumer Staples — 4.5%
	Food & Staples Retailing — 2.1%
	Albertsons Cos. LLC,
14,808	5.75%, 03/15/2025	13,174
58,940	6.63%, 06/15/2024	56,288
	New Albertson’s, Inc.,
8,713	7.45%, 08/01/2029	7,264
14,069	8.00%, 05/01/2031	12,014
8,944	8.70%, 05/01/2030	7,938
	Rite Aid Corp.,
12,546	6.13%, 04/01/2023 (e)	11,605
7,020	6.75%, 06/15/2021	6,950
	SUPERVALU, Inc.,
28,580	6.75%, 06/01/2021	27,651
54,085	7.75%, 11/15/2022	52,598
8,859	Tops Holding LLC, 8.00%, 06/15/2022 (e)	5,049

		200,531

	Food Products — 2.0%
15,215	Dean Foods Co., 6.50%, 03/15/2023 (e)	15,101
16,796	Dole Food Co., Inc., 7.25%, 06/15/2025 (e)	18,056
	JBS USA LUX SA, (Brazil),
3,670	5.75%, 06/15/2025 (e)	3,574
27,785	5.88%, 07/15/2024 (e)	27,473
42,297	7.25%, 06/01/2021 (e)	42,799
16,368	7.25%, 06/01/2021 (e)	16,562
	Pilgrim’s Pride Corp.,
7,667	5.75%, 03/15/2025 (e)	8,047
6,426	5.88%, 09/30/2027 (e)	6,731
	Post Holdings, Inc.,
21,974	5.00%, 08/15/2026 (e)	21,782
7,811	5.50%, 03/01/2025 (e)	8,114
13,538	5.75%, 03/01/2027 (e)	13,842
2,432	SEATRK, 14.00%, 06/30/2018 (bb)	2,456

		184,537

	Household Products — 0.2%
21,547	Kronos Acquisition Holdings, Inc., (Canada), 9.00%, 08/15/2023 (e)	20,254

	Personal Products — 0.2%
	Revlon Consumer Products Corp.,
6,080	5.75%, 02/15/2021	4,849
19,299	6.25%, 08/01/2024	11,676

		16,525

	Total Consumer Staples	421,847

	Energy — 12.2%
	Energy Equipment & Services — 2.9%
7,325	Archrock Partners LP, 6.00%, 10/01/2022	7,307
8,400	CSI Compressco LP, 7.25%, 08/15/2022	7,938
5,894	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	6,144
	Ensco plc,
3,313	4.50%, 10/01/2024	2,687
5,546	5.20%, 03/15/2025	4,548
845	5.75%, 10/01/2044	558
	KCA Deutag UK Finance plc, (United Kingdom),
12,543	7.25%, 05/15/2021 (e)	12,104
15,069	9.88%, 04/01/2022 (e)	15,860
	Nabors Industries, Inc.,
1,064	5.10%, 09/15/2023	1,008
13,368	5.50%, 01/15/2023	12,934
	Noble Holding International Ltd., (United Kingdom),
967	5.25%, 03/15/2042	575
6,316	6.20%, 08/01/2040	4,106
5,184	Parker Drilling Co., 6.75%, 07/15/2022	4,193
	Precision Drilling Corp., (Canada),
5,867	5.25%, 11/15/2024	5,500
2,026	6.50%, 12/15/2021	2,062
5,979	7.13%, 01/15/2026 (e)	6,024
	Rowan Cos., Inc.,
1,156	4.75%, 01/15/2024	1,029
7,609	4.88%, 06/01/2022	7,264
3,580	7.38%, 06/15/2025	3,598
16,769	Sea Trucks Group Ltd., (Nigeria), Reg. S, 9.00%, 03/26/2018 (d) (e)	5,198
29,969	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.50%, 11/02/2020 (e)	30,419

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
13,538	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	14,249
	Transocean, Inc.,
18,755	6.80%, 03/15/2038	14,957
15,344	7.50%, 01/15/2026 (e)	15,766
5,552	7.50%, 04/15/2031	4,886
21,940	9.00%, 07/15/2023 (e)	23,695
9,951	9.35%, 12/15/2041	9,702
6,344	Trinidad Drilling Ltd., (Canada), 6.63%, 02/15/2025 (e)	6,058
22,507	Unit Corp., 6.63%, 05/15/2021	22,563
	Weatherford International Ltd.,
8,775	4.50%, 04/15/2022	7,897
2,804	6.50%, 08/01/2036	2,243
2,585	6.75%, 09/15/2040	2,094
6,830	7.00%, 03/15/2038	5,686
3,440	9.88%, 02/15/2024	3,608

		274,460

	Oil, Gas & Consumable Fuels — 9.3%
18,901	Antero Resources Corp., 5.13%, 12/01/2022	19,373
	Baytex Energy Corp., (Canada),
1,254	5.13%, 06/01/2021 (e)	1,198
2,694	5.63%, 06/01/2024 (e)	2,532
5,420	Blue Racer Midstream LLC, 6.13%, 11/15/2022 (e)	5,623
13,859	California Resources Corp., 8.00%, 12/15/2022 (e)	10,256
10,095	Callon Petroleum Co., 6.13%, 10/01/2024	10,398
1,088	Calumet Specialty Products Partners LP, 6.50%, 04/15/2021	1,084
26,055	Carrizo Oil & Gas, Inc., 6.25%, 04/15/2023	26,674
	Cheniere Corpus Christi Holdings LLC,
10,810	5.88%, 03/31/2025	11,715
14,050	7.00%, 06/30/2024	15,947
6,240	Cheniere Energy Partners LP, 5.25%, 10/01/2025 (e)	6,404
	Chesapeake Energy Corp.,
20,845	4.88%, 04/15/2022	19,386
1,458	5.75%, 03/15/2023	1,341
14,172	8.00%, 01/15/2025 (e)	14,084
13,403	8.00%, 06/15/2027 (e)	12,833
9,266	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	9,260
16,680	CNX Resources Corp., 5.88%, 04/15/2022	17,055
	Continental Resources, Inc.,
6,571	3.80%, 06/01/2024	6,472
9,123	4.50%, 04/15/2023	9,306
28,939	4.90%, 06/01/2044	27,492
	Crestwood Midstream Partners LP,
9,449	5.75%, 04/01/2025	9,733
3,865	6.25%, 04/01/2023	4,000
	DCP Midstream Operating LP,
25,760	3.88%, 03/15/2023	25,696
1,650	4.75%, 09/30/2021 (e)	1,695
11,176	6.75%, 09/15/2037 (e)	11,958
18,721	Delek Logistics Partners LP, 6.75%, 05/15/2025 (e)	19,002
	Energy Transfer Equity LP,
5,648	4.25%, 03/15/2023	5,691
1,320	5.50%, 06/01/2027	1,376
24,816	5.88%, 01/15/2024	26,553
	EP Energy LLC,
7,170	7.75%, 09/01/2022	4,087
10,226	8.00%, 11/29/2024 (e)	10,226
20,770	8.00%, 02/15/2025 (e)	13,656
16,646	9.38%, 05/01/2020	12,318
	Genesis Energy LP,
7,665	5.63%, 06/15/2024	7,607
7,230	6.00%, 05/15/2023	7,338
6,175	6.75%, 08/01/2022	6,382
	Gulfport Energy Corp.,
30,252	6.00%, 10/15/2024	30,365
4,655	6.38%, 05/15/2025	4,690
4,514	6.38%, 01/15/2026 (e)	4,537
12,466	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	12,497
10,256	Holly Energy Partners LP, 6.00%, 08/01/2024 (e)	10,692
7,056	Jupiter Resources, Inc., (Canada), 8.50%, 10/01/2022 (e)	4,848
17,412	Martin Midstream Partners LP, 7.25%, 02/15/2021	17,717
10,520	MEG Energy Corp., (Canada), 6.38%, 01/30/2023 (e)	9,639
4,649	NGPL PipeCo LLC, 4.88%, 08/15/2027 (e)	4,826
3,737	Parsley Energy LLC, 5.38%, 01/15/2025 (e)	3,784

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	PBF Holding Co. LLC,
5,131	7.00%, 11/15/2023	5,387
16,205	7.25%, 06/15/2025 (e)	17,056
6,578	PBF Logistics LP, 6.88%, 05/15/2023	6,808
5,828	Peabody Energy Corp., 6.00%, 03/31/2022 (e)	5,996
	Penn Virginia Corp.,
1,500	7.25%, 04/15/2019 (d) (bb)	2
14,125	8.50%, 05/01/2020 (d) (bb)	18
	QEP Resources, Inc.,
3,883	5.25%, 05/01/2023	3,932
19,134	5.38%, 10/01/2022	19,588
4,912	5.63%, 03/01/2026	4,985
6,072	6.88%, 03/01/2021	6,565
	Range Resources Corp.,
11,165	4.88%, 05/15/2025	10,886
678	5.00%, 08/15/2022	675
8,330	5.00%, 03/15/2023	8,247
	SemGroup Corp.,
11,605	5.63%, 07/15/2022	11,518
6,417	5.63%, 11/15/2023	6,241
9,339	7.25%, 03/15/2026 (e)	9,549
14,933	Seven Generations Energy Ltd., (Canada), 5.38%, 09/30/2025 (e)	14,970
13,562	SM Energy Co., 5.00%, 01/15/2024	12,986
26,380	Southwestern Energy Co., 6.70%, 01/23/2025	27,435
1,207	Stone Energy Corp., 7.50%, 05/31/2022	1,207
	Summit Midstream Holdings LLC,
4,249	5.50%, 08/15/2022	4,281
12,275	5.75%, 04/15/2025	12,306
10,615	Tallgrass Energy Partners LP, 5.50%, 09/15/2024 (e)	11,013
	Targa Resources Partners LP,
11,407	4.25%, 11/15/2023	11,236
5,180	5.00%, 01/15/2028 (e)	5,147
17,697	5.13%, 02/01/2025	18,095
5,550	5.38%, 02/01/2027	5,689
	TerraForm Power Operating LLC,
10,560	4.25%, 01/31/2023 (e) (w)	10,587
13,439	5.00%, 01/31/2028 (e) (w)	13,489
12,000	SUB, 6.38%, 02/01/2023 (e)	12,648
5,000	SUB, 6.62%, 06/15/2025 (e)	5,481
	Ultra Resources, Inc.,
43,648	6.88%, 04/15/2022 (e)	44,063
16,578	7.13%, 04/15/2025 (e)	16,578
970	Whiting Petroleum Corp., 6.25%, 04/01/2023	970
	Williams Cos., Inc. (The),
7,710	3.70%, 01/15/2023	7,710
9,960	5.75%, 06/24/2044	10,496
6,533	7.75%, 06/15/2031	7,970
939	Series A, 7.50%, 01/15/2031	1,155

		872,311

	Total Energy	1,146,771

	Financials — 5.6%
	Banks — 2.0%
12,527	Bank of America Corp., Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/2025 (x) (y) (aa)	13,889
4,575	Barclays Bank plc, (United Kingdom), 7.63%, 11/21/2022	5,210
17,170	CIT Group, Inc., 5.00%, 08/15/2022	18,350
5,245	Citigroup, Inc., Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 08/15/2026 (x) (y) (aa)	5,869
16,157	Credit Agricole SA, (France), (USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (e) (x) (y) (aa)	19,401
	Royal Bank of Scotland Group plc, (United Kingdom),
4,697	6.00%, 12/19/2023	5,195
34,305	6.10%, 06/10/2023	37,859
41,869	6.13%, 12/15/2022	46,157
14,572	(USD Swap Semi 5 Year + 5.80%), 7.50%, 08/10/2020 (x) (y) (aa)	15,443
4,790	(USD Swap Semi 5 Year + 7.60%), 8.63%, 08/15/2021 (x) (y) (aa)	5,401
14,050	Societe Generale SA, (France), (USD Swap Semi 5 Year + 6.24%), 7.38%, 09/13/2021 (e) (x) (y) (aa)	15,227

		188,001

	Capital Markets — 0.3%
14,177	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	14,584
7,542	MSCI, Inc., 5.25%, 11/15/2024 (e)	7,976

		22,560

	Consumer Finance — 1.7%
	Ally Financial, Inc.,
10,689	4.13%, 02/13/2022	11,033
38,247	4.63%, 05/19/2022	40,255
24,991	4.63%, 03/30/2025	26,491

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
6,126	5.13%, 09/30/2024	6,677
7,720	5.75%, 11/20/2025	8,463
14,844	8.00%, 11/01/2031	19,650
3,313	FirstCash, Inc., 5.38%, 06/01/2024 (e)	3,446
26,236	ILFC E-Capital Trust II, (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.61%, 12/21/2065 (e) (aa)	25,252
	Springleaf Finance Corp.,
10,500	6.13%, 05/15/2022	10,894
5,917	7.75%, 10/01/2021	6,553
4,128	8.25%, 12/15/2020	4,566

		163,280

	Diversified Financial Services — 0.7%
29,858	ACE Cash Express, Inc., 11.00%, 02/01/2019 (e)	29,858
26,446	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	25,124
	Nationstar Mortgage LLC,
6,244	6.50%, 07/01/2021	6,322
6,635	6.50%, 06/01/2022	6,701

		68,005

	Insurance — 0.3%
13,458	CNO Financial Group, Inc., 5.25%, 05/30/2025	14,266
4,762	Fidelity & Guaranty Life Holdings, Inc., 6.38%, 04/01/2021 (e)	4,833
8,527	Liberty Mutual Group, Inc., 7.80%, 03/15/2037 (e)	10,829

		29,928

	Thrifts & Mortgage Finance — 0.6%
	Ladder Capital Finance Holdings LLLP,
9,451	5.25%, 03/15/2022 (e)	9,758
4,821	5.25%, 10/01/2025 (e)	4,809
23,293	Quicken Loans, Inc., 5.75%, 05/01/2025 (e)	24,487
12,470	Radian Group, Inc., 4.50%, 10/01/2024	12,816

		51,870

	Total Financials	523,644

	Health Care — 9.5%
	Health Care Equipment & Supplies — 0.3%
	Mallinckrodt International Finance SA,
1,067	3.50%, 04/15/2018	1,062
2,784	4.75%, 04/15/2023	2,265
9,330	5.50%, 04/15/2025 (e)	7,860
3,657	5.63%, 10/15/2023 (e)	3,209
	Teleflex, Inc.,
5,000	4.88%, 06/01/2026	5,180
9,785	5.25%, 06/15/2024	10,274

		29,850

	Health Care Providers & Services — 6.5%
	Acadia Healthcare Co., Inc.,
17,455	5.63%, 02/15/2023	17,564
8,830	6.50%, 03/01/2024	9,117
	Centene Corp.,
10,306	4.75%, 05/15/2022	10,698
20,010	4.75%, 01/15/2025	20,526
8,089	5.63%, 02/15/2021	8,352
13,415	6.13%, 02/15/2024	14,354
	Community Health Systems, Inc.,
6,198	5.13%, 08/01/2021	5,795
18,651	6.25%, 03/31/2023	17,439
18,802	6.88%, 02/01/2022	11,328
16,391	7.13%, 07/15/2020	12,785
	DaVita, Inc.,
7,965	5.00%, 05/01/2025	7,975
17,138	5.13%, 07/15/2024	17,438
8,500	5.75%, 08/15/2022	8,766
	Envision Healthcare Corp.,
13,898	5.13%, 07/01/2022 (e)	13,638
21,317	5.63%, 07/15/2022	21,690
11,585	HCA Healthcare, Inc., 6.25%, 02/15/2021	12,411
	HCA, Inc.,
4,583	3.75%, 03/15/2019	4,640
9,680	4.25%, 10/15/2019	9,934
11,871	5.00%, 03/15/2024	12,465
14,185	5.25%, 04/15/2025	15,107
41,340	5.38%, 02/01/2025	42,890
8,700	5.50%, 06/15/2047	8,809
5,140	5.88%, 03/15/2022	5,570
26,655	5.88%, 05/01/2023	28,388
19,145	5.88%, 02/15/2026	20,366
21,198	7.50%, 02/15/2022	23,930
3,029	LifePoint Health, Inc., 5.50%, 12/01/2021	3,063
27,964	MPH Acquisition Holdings LLC, 7.13%, 06/01/2024 (e)	30,026
14,676	Polaris Intermediate Corp., 8.50% (cash), 12/01/2022 (e) (v)	15,268
25,324	Team Health Holdings, Inc., 6.38%, 02/01/2025 (e)	22,918

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
	Tenet Healthcare Corp.,
6,083	4.38%, 10/01/2021	6,083
12,061	4.50%, 04/01/2021	12,136
17,012	4.63%, 07/15/2024 (e)	16,757
27,491	5.13%, 05/01/2025 (e)	26,529
2,664	5.50%, 03/01/2019	2,697
14,145	6.00%, 10/01/2020	14,905
6,208	6.75%, 02/01/2020	6,270
30,723	6.75%, 06/15/2023	28,726
7,176	7.00%, 08/01/2025 (e)	6,512
2,610	7.50%, 01/01/2022 (e)	2,754
17,661	8.13%, 04/01/2022	17,485
12,500	WellCare Health Plans, Inc., 5.25%, 04/01/2025	13,234

		607,338

	Health Care Technology — 0.2%
	Quintiles IMS, Inc.,
10,600	4.88%, 05/15/2023 (e)	10,971
9,985	5.00%, 10/15/2026 (e)	10,459

		21,430

	Pharmaceuticals — 2.5%
4,178	Catalent Pharma Solutions, Inc., 4.88%, 01/15/2026 (e)	4,230
	Concordia International Corp., (Canada),
25,373	7.00%, 04/15/2023 (e)	2,537
21,621	9.00%, 04/01/2022 (e)	18,054
	Endo Dac,
1,973	5.88%, 10/15/2024 (e)	1,993
20,050	6.00%, 07/15/2023 (e)	15,338
8,650	6.00%, 02/01/2025 (e)	6,531
	Endo Finance LLC,
5,000	5.38%, 01/15/2023 (e)	3,900
7,451	5.75%, 01/15/2022 (e)	6,147
7,185	7.25%, 01/15/2022 (e)	6,215
	Valeant Pharmaceuticals International, Inc.,
24,825	5.38%, 03/15/2020 (e)	24,577
3,444	5.50%, 03/01/2023 (e)	2,949
15,825	5.50%, 11/01/2025 (e)	15,983
58,092	5.88%, 05/15/2023 (e)	50,758
12,068	6.38%, 10/15/2020 (e)	12,068
7,959	6.50%, 03/15/2022 (e)	8,357
14,248	6.75%, 08/15/2021 (e)	13,892
13,631	7.00%, 03/15/2024 (e)	14,602
20,212	7.25%, 07/15/2022 (e)	19,656
11,237	7.50%, 07/15/2021 (e)	11,125

		238,912

	Total Health Care	897,530

	Industrials — 10.7%
	Aerospace & Defense — 1.8%
	Arconic, Inc.,
8,641	5.90%, 02/01/2027	9,635
7,034	5.95%, 02/01/2037	7,614
11,659	6.75%, 01/15/2028	13,671
	Bombardier, Inc., (Canada),
13,043	6.00%, 10/15/2022 (e)	12,765
18,005	6.13%, 01/15/2023 (e)	17,690
6,554	7.50%, 12/01/2024 (e)	6,609
16,723	7.50%, 03/15/2025 (e)	16,744
27,460	8.75%, 12/01/2021 (e)	30,378
	TransDigm, Inc.,
14,708	6.00%, 07/15/2022	15,168
8,435	6.38%, 06/15/2026	8,561
26,582	6.50%, 07/15/2024	27,180
5,318	6.50%, 05/15/2025	5,428

		171,443

	Air Freight & Logistics — 0.2%
	XPO Logistics, Inc.,
4,505	6.13%, 09/01/2023 (e)	4,759
9,630	6.50%, 06/15/2022 (e)	10,063

		14,822

	Airlines — 0.2%
18,777	United Continental Holdings, Inc., 5.00%, 02/01/2024	18,953

	Building Products — 0.9%
6,659	Airxcel, Inc., 8.50%, 02/15/2022 (e)	7,042
16,765	Hardwoods Acquisition, Inc., 7.50%, 08/01/2021 (e) (bb)	15,319
	James Hardie International Finance DAC, (Ireland),
1,732	4.75%, 01/15/2025 (e) (w)	1,762
3,270	5.00%, 01/15/2028 (e) (w)	3,327
9,279	NCI Building Systems, Inc., 8.25%, 01/15/2023 (e)	9,871
5,000	NWH Escrow Corp., 7.50%, 08/01/2021 (e) (bb)	4,481
12,931	Standard Industries, Inc., 6.00%, 10/15/2025 (e)	13,936

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Building Products — continued
	Summit Materials LLC,
10,969	5.13%, 06/01/2025 (e)	11,188
19,667	6.13%, 07/15/2023	20,558

		87,484

	Commercial Services & Supplies — 2.5%
4,598	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	4,788
41,575	ADT Corp. (The), 4.13%, 06/15/2023	42,017
9,350	Brink’s Co. (The), 4.63%, 10/15/2027 (e)	9,275
	Covanta Holding Corp.,
5,500	5.88%, 03/01/2024	5,555
2,642	5.88%, 07/01/2025	2,642
56,670	GW Honos Security Corp., (Canada), 8.75%, 05/15/2025 (e)	60,637
3,000	Harland Clarke Holdings Corp., 8.38%, 08/15/2022 (e)	3,127
29,879	ILFC E-Capital Trust I, (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.36%, 12/21/2065 (e) (aa)	28,684
2,250	Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/2025 (e)	2,340
22,585	Nielsen Finance LLC, 5.00%, 04/15/2022 (e)	23,248
40,984	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	45,236
8,000	Quad/Graphics, Inc., 7.00%, 05/01/2022	8,200
6,815	Quebecor World Capital Corp., 6.50%, 03/15/2016 (d) (bb)	—	(h)
	Quebecor World Capital ULC,
8,325	6.13%, 11/15/2013 (d) (bb)	—	(h)
865	6.13%, 01/15/2016 (d) (bb)	—	(h)

		235,749

	Construction & Engineering — 0.7%
	AECOM,
26,330	5.13%, 03/15/2027	26,838
8,841	5.88%, 10/15/2024	9,615
11,343	MasTec, Inc., 4.88%, 03/15/2023	11,513
18,908	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	20,097

		68,063

	Electrical Equipment — 0.8%
	Sensata Technologies BV,
11,128	4.88%, 10/15/2023 (e)	11,620
1,495	5.00%, 10/01/2025 (e)	1,596
2,101	5.63%, 11/01/2024 (e)	2,322
50,907	Vertiv Group Corp., 9.25%, 10/15/2024 (e)	55,234

		70,772

	Machinery — 0.8%
10,022	ATS Automation Tooling Systems, Inc., (Canada), 6.50%, 06/15/2023 (e)	10,498
6,869	Navistar International Corp., 6.63%, 11/01/2025 (e)	7,114
	Novelis Corp.,
20,780	5.88%, 09/30/2026 (e)	21,715
15,155	6.25%, 08/15/2024 (e)	15,989
4,143	RBS Global, Inc., 4.88%, 12/15/2025 (e)	4,143
14,125	Terex Corp., 5.63%, 02/01/2025 (e)	14,911
4,856	Wabash National Corp., 5.50%, 10/01/2025 (e)	4,892

		79,262

	Professional Services — 0.3%
7,807	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	8,061
4,565	Booz Allen Hamilton, Inc., 5.13%, 05/01/2025 (e)	4,588
9,292	IHS Markit Ltd., 4.00%, 03/01/2026 (e)	9,396
3,000	Jaguar Holding Co. II, 6.38%, 08/01/2023 (e)	3,090

		25,135

	Road & Rail — 0.9%
	Ashtead Capital, Inc., (United Kingdom),
7,150	4.13%, 08/15/2025 (e)	7,203
3,909	4.38%, 08/15/2027 (e)	3,985
11,294	5.63%, 10/01/2024 (e)	11,972
5,105	Avis Budget Car Rental LLC, 5.25%, 03/15/2025 (e)	5,029
	DAE Funding LLC, (United Arab Emirates),
7,204	4.50%, 08/01/2022 (e)	7,195
7,700	5.00%, 08/01/2024 (e)	7,700
	Park Aerospace Holdings Ltd., (Ireland),
8,213	4.50%, 03/15/2023 (e)	7,966
8,607	5.25%, 08/15/2022 (e)	8,801
21,961	5.50%, 02/15/2024 (e)	22,455

		82,306

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Trading Companies & Distributors — 1.6%
20,095	Ahern Rentals, Inc., 7.38%, 05/15/2023 (e)	19,015
	Aircastle Ltd.,
12,081	4.13%, 05/01/2024	12,351
439	5.00%, 04/01/2023	464
3,902	Fly Leasing Ltd., (Ireland), 5.25%, 10/15/2024	3,912
10,506	H&E Equipment Services, Inc., 5.63%, 09/01/2025 (e)	11,005
8,662	HD Supply, Inc., 5.75%, 04/15/2024 (e)	9,225
	United Rentals North America, Inc.,
7,229	4.63%, 10/15/2025	7,366
15,350	4.88%, 01/15/2028	15,523
8,115	4.88%, 01/15/2028	8,206
7,950	5.50%, 07/15/2025	8,457
8,305	5.50%, 05/15/2027	8,803
13,170	5.75%, 11/15/2024	13,894
19,090	5.88%, 09/15/2026	20,546
10,240	WESCO Distribution, Inc., 5.38%, 06/15/2024	10,573

		149,340

	Total Industrials	1,003,329

	Information Technology — 6.5%
	Communications Equipment — 0.9%
	Avaya, Inc.,
23,379	7.00%, 04/01/2019 (d) (e)	17,943
9,284	10.50%, 03/01/2021 (d) (e)	534
6,849	CB Escrow Corp., 8.00%, 10/15/2025 (e)	6,883
	CommScope Technologies LLC,
6,425	5.00%, 03/15/2027 (e)	6,473
4,623	6.00%, 06/15/2025 (e)	4,947
	CommScope, Inc.,
5,880	5.00%, 06/15/2021 (e)	6,027
9,665	5.50%, 06/15/2024 (e)	10,124
5,028	Goodman Networks, Inc., 8.00%, 05/11/2022 (bb)	3,821
	Nokia OYJ, (Finland),
3,713	3.38%, 06/12/2022	3,704
3,803	4.38%, 06/12/2027	3,772
1,992	5.38%, 05/15/2019	2,057
6,936	6.63%, 05/15/2039	7,664
6,632	Plantronics, Inc., 5.50%, 05/31/2023 (e)	6,906
4,560	ViaSat, Inc., 5.63%, 09/15/2025 (e)	4,611

		85,466

	Electronic Equipment, Instruments & Components — 0.1%
	CDW LLC,
8,492	5.00%, 09/01/2023	8,874
4,001	5.50%, 12/01/2024	4,361

		13,235

	Internet Software & Services — 0.6%
	Match Group, Inc.,
1,775	5.00%, 12/15/2027 (e)	1,788
2,800	6.38%, 06/01/2024	3,020
15,378	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	16,493
	Zayo Group LLC,
21,255	5.75%, 01/15/2027 (e)	21,893
11,536	6.00%, 04/01/2023	12,026
5,425	6.38%, 05/15/2025	5,737

		60,957

	IT Services — 1.3%
	Alliance Data Systems Corp.,
22,422	5.38%, 08/01/2022 (e)	22,759
5,475	5.88%, 11/01/2021 (e)	5,598
21,440	Exela Intermediate LLC, 10.00%, 07/15/2023 (e)	20,127
	First Data Corp.,
9,901	5.00%, 01/15/2024 (e)	10,247
24,001	5.75%, 01/15/2024 (e)	24,901
27,712	7.00%, 12/01/2023 (e)	29,323
7,446	Gartner, Inc., 5.13%, 04/01/2025 (e)	7,781

		120,736

	Semiconductors & Semiconductor Equipment — 0.5%
1,365	Advanced Micro Devices, Inc., 7.00%, 07/01/2024	1,426
3,905	Entegris, Inc., 4.63%, 02/10/2026 (e)	3,988
4,815	Micron Technology, Inc., 5.25%, 01/15/2024 (e)	5,020
14,027	NXP BV, (Netherlands), 4.13%, 06/01/2021 (e)	14,422
5,280	Qorvo, Inc., 6.75%, 12/01/2023	5,705
6,367	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	6,924
8,190	Versum Materials, Inc., 5.50%, 09/30/2024 (e)	8,763

		46,248

	Software — 1.9%
17,852	Camelot Finance SA, 7.88%, 10/15/2024 (e)	19,102

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
	CURO Financial Technologies Corp.,
2,235	12.00%, 03/01/2022 (e)	2,419
9,368	12.00%, 03/01/2022 (e)	10,305
21,955	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	24,590
16,829	Infor Software Parent LLC, 7.13% (cash), 05/01/2021 (e) (v)	17,250
	Infor US, Inc.,
10,885	5.75%, 08/15/2020 (e)	11,195
17,882	6.50%, 05/15/2022	18,418
9,855	Informatica LLC, 7.13%, 07/15/2023 (e)	10,052
	Nuance Communications, Inc.,
4,533	5.38%, 08/15/2020 (e)	4,597
7,767	5.63%, 12/15/2026 (e)	8,155
	Open Text Corp., (Canada),
7,385	5.63%, 01/15/2023 (e)	7,703
11,578	5.88%, 06/01/2026 (e)	12,562
15,145	Solera LLC, 10.50%, 03/01/2024 (e)	17,038
12,798	Symantec Corp., 5.00%, 04/15/2025 (e)	13,406

		176,792

	Technology Hardware, Storage & Peripherals — 1.2%
	Dell International LLC,
20,028	5.88%, 06/15/2021 (e)	20,829
11,333	6.02%, 06/15/2026 (e)	12,449
12,875	7.13%, 06/15/2024 (e)	13,970
26,433	Diebold Nixdorf, Inc., 8.50%, 04/15/2024	28,415
	EMC Corp.,
13,424	2.65%, 06/01/2020	13,267
1,000	3.38%, 06/01/2023	965
	Western Digital Corp.,
2,330	7.38%, 04/01/2023 (e)	2,534
15,432	10.50%, 04/01/2024	17,911

		110,340

	Total Information Technology	613,774

	Materials — 8.9%
	Chemicals — 2.6%
4,125	Blue Cube Spinco, Inc., 10.00%, 10/15/2025	5,012
	CF Industries, Inc.,
6,188	4.50%, 12/01/2026 (e)	6,464
17,801	5.15%, 03/15/2034	17,756
470	5.38%, 03/15/2044	462
9,550	Chemours Co. (The), 7.00%, 05/15/2025	10,445
5,504	Cornerstone Chemical Co., 6.75%, 08/15/2024 (e)	5,449
51,337	CVR Partners LP, 9.25%, 06/15/2023 (e)	54,417
8,105	FXI Holdings, Inc., 7.88%, 11/01/2024 (e)	8,118
27,175	Gates Global LLC, 6.00%, 07/15/2022 (e)	27,795
3,654	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	4,070
29,655	Hexion, Inc., 6.63%, 04/15/2020	26,170
4,539	Huntsman International LLC, 5.13%, 11/15/2022	4,891
7,048	Koppers, Inc., 6.00%, 02/15/2025 (e)	7,570
9,310	Momentive Performance Materials USA, Inc., 8.88%, 10/15/2020 (d) (bb)	—	(h)
	NOVA Chemicals Corp., (Canada),
8,710	4.88%, 06/01/2024 (e)	8,803
3,694	5.00%, 05/01/2025 (e)	3,722
4,960	5.25%, 08/01/2023 (e)	5,102
4,394	5.25%, 06/01/2027 (e)	4,427
3,876	Olin Corp., 5.13%, 09/15/2027	4,070
8,578	PolyOne Corp., 5.25%, 03/15/2023	9,200
3,015	PQ Corp., 5.75%, 12/15/2025 (e) (w)	3,083
6,235	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	6,507
5,389	Tronox Finance plc, 5.75%, 10/01/2025 (e)	5,604
8,170	Valvoline, Inc., 4.38%, 08/15/2025 (e)	8,231
11,840	Venator Finance Sarl, 5.75%, 07/15/2025 (e)	12,491

		249,859

	Construction Materials — 1.3%
	Cemex SAB de CV, (Mexico),
11,290	5.70%, 01/11/2025 (e)	11,821
39,885	6.13%, 05/05/2025 (e)	42,310
49,920	7.75%, 04/16/2026 (e)	56,649
12,651	US Concrete, Inc., 6.38%, 06/01/2024	13,568

		124,348

	Containers & Packaging — 1.6%
	Ardagh Packaging Finance plc, (Ireland),
12,000	4.63%, 05/15/2023 (e)	12,315
12,500	7.25%, 05/15/2024 (e)	13,688

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Containers & Packaging — continued
10,740	Ball Corp., 5.25%, 07/01/2025	11,760
	Berry Global, Inc.,
15,950	5.13%, 07/15/2023	16,707
7,000	5.50%, 05/15/2022	7,254
10,759	BWAY Holding Co., 5.50%, 04/15/2024 (e)	11,216
2,000	Cascades, Inc., (Canada), 5.50%, 07/15/2022 (e)	2,063
5,985	Crown Americas LLC, 4.25%, 09/30/2026	6,015
4,046	Flex Acquisition Co., Inc., 6.88%, 01/15/2025 (e)	4,167
	Owens-Brockway Glass Container, Inc.,
2,890	5.00%, 01/15/2022 (e)	3,042
10,403	5.38%, 01/15/2025 (e)	11,053
4,350	5.88%, 08/15/2023 (e)	4,752
	Reynolds Group Issuer, Inc.,
4,695	5.13%, 07/15/2023 (e)	4,871
10,500	5.75%, 10/15/2020	10,678
1,361	6.88%, 02/15/2021	1,389
	Sealed Air Corp.,
2,000	4.88%, 12/01/2022 (e)	2,123
17,767	5.13%, 12/01/2024 (e)	19,055
9,344	5.25%, 04/01/2023 (e)	10,021
1,686	5.50%, 09/15/2025 (e)	1,846

		154,015

	Metals & Mining — 3.2%
	AK Steel Corp.,
10,383	7.00%, 03/15/2027	10,281
2,802	7.50%, 07/15/2023	3,040
9,912	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	10,906
	Aleris International, Inc.,
1,203	7.88%, 11/01/2020	1,179
10,740	9.50%, 04/01/2021 (e)	11,304
	ArcelorMittal, (Luxembourg),
1,616	6.00%, 03/01/2021	1,744
2,902	6.13%, 06/01/2025	3,337
23,480	6.75%, 02/25/2022 (w)	26,532
5,907	7.25%, 03/01/2041	7,362
10,547	7.50%, 10/15/2039 (w)	13,263
	Commercial Metals Co.,
5,918	4.88%, 05/15/2023	6,081
4,415	5.38%, 07/15/2027	4,514
11,618	Constellium NV, (Netherlands), 6.63%, 03/01/2025 (e)	12,344
	FMG Resources August 2006 Pty. Ltd., (Australia),
7,405	4.75%, 05/15/2022 (e)	7,525
7,945	5.13%, 05/15/2024 (e)	8,154
	Freeport-McMoRan, Inc.,
14,390	3.55%, 03/01/2022	14,192
35,865	3.88%, 03/15/2023	35,456
1,776	5.40%, 11/14/2034	1,727
14,029	5.45%, 03/15/2043	13,289
15,716	Hecla Mining Co., 6.88%, 05/01/2021	16,109
6,615	Hudbay Minerals, Inc., (Canada), 7.25%, 01/15/2023 (e)	7,070
5,450	Kaiser Aluminum Corp., 5.88%, 05/15/2024	5,845
	Steel Dynamics, Inc.,
6,100	5.00%, 12/15/2026	6,447
5,425	5.25%, 04/15/2023	5,589
12,330	5.50%, 10/01/2024	13,124
	Teck Resources Ltd., (Canada),
9,070	4.75%, 01/15/2022	9,524
8,060	5.40%, 02/01/2043	8,100
8,200	6.00%, 08/15/2040	9,102
12,619	6.13%, 10/01/2035	14,196
9,635	United States Steel Corp., 8.38%, 07/01/2021 (e)	10,526

		297,862

	Paper & Forest Products — 0.2%
	Clearwater Paper Corp.,
6,395	4.50%, 02/01/2023	6,379
8,187	5.38%, 02/01/2025 (e)	8,228

		14,607

	Total Materials	840,691

	Real Estate — 1.3%
	Equity Real Estate Investment Trusts (REITs) — 1.2%
	CyrusOne LP,
8,905	5.00%, 03/15/2024 (e)	9,261
6,143	5.38%, 03/15/2027 (e)	6,435
	Equinix, Inc.,
7,608	5.38%, 01/01/2022	7,922
18,333	5.38%, 04/01/2023	18,898
4,294	5.75%, 01/01/2025	4,589
4,529	5.88%, 01/15/2026	4,914
13,895	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	14,138

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	Iron Mountain, Inc.,
7,403	4.88%, 09/15/2027 (e)	7,570
15,544	5.75%, 08/15/2024	15,913
6,980	MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/2024	7,468
	SBA Communications Corp.,
1,951	4.00%, 10/01/2022 (e)	1,961
10,205	4.88%, 07/15/2022	10,562
3,580	4.88%, 09/01/2024	3,705
4,983	Uniti Group LP, 6.00%, 04/15/2023 (e)	4,921

		118,257

	Real Estate Management & Development — 0.1%
6,850	Highland Ranch, 6.70%, 09/01/2020 (bb)	6,782

	Total Real Estate	125,039

	Telecommunication Services — 10.6%
	Diversified Telecommunication Services — 7.3%
	CCO Holdings LLC,
15,905	5.00%, 02/01/2028 (e)	15,507
15,886	5.13%, 05/01/2027 (e)	15,737
15,493	5.50%, 05/01/2026 (e)	15,803
39,840	5.75%, 02/15/2026 (e)	41,334
61,683	5.88%, 04/01/2024 (e)	64,613
	CenturyLink, Inc.,
3,805	Series S, 6.45%, 06/15/2021	3,779
4,980	Series T, 5.80%, 03/15/2022	4,762
1,085	Series W, 6.75%, 12/01/2023	1,045
2,815	Series Y, 7.50%, 04/01/2024	2,745
12,251	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	11,884
3,131	Consolidated Communications, Inc., 6.50%, 10/01/2022	2,853
116,515	Embarq Corp., 8.00%, 06/01/2036	110,689
	Frontier Communications Corp.,
17,547	9.25%, 07/01/2021	14,114
9,327	10.50%, 09/15/2022	7,392
24,077	11.00%, 09/15/2025	18,479
	Intelsat Jackson Holdings SA, (Luxembourg),
19,637	5.50%, 08/01/2023	16,078
19,482	7.25%, 10/15/2020	18,410
31,190	7.50%, 04/01/2021	29,046
25,750	8.00%, 02/15/2024 (e)	27,231
3,845	9.75%, 07/15/2025 (e)	3,710
	Level 3 Financing, Inc.,
7,848	5.13%, 05/01/2023	7,848
2,839	5.25%, 03/15/2026	2,784
3,655	5.38%, 01/15/2024	3,664
23,897	5.38%, 05/01/2025	23,964
8,756	5.63%, 02/01/2023	8,855
6,878	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	6,035
1,795	Qwest Corp., 7.25%, 09/15/2025	1,916
	SFR Group SA, (France),
40,830	6.00%, 05/15/2022 (e)	41,162
11,702	6.25%, 05/15/2024 (e)	11,585
21,602	7.38%, 05/01/2026 (e)	21,764
	Sprint Capital Corp.,
8,354	6.90%, 05/01/2019	8,782
27,779	8.75%, 03/15/2032	32,076
	Telecom Italia Capital SA, (Italy),
11,010	6.00%, 09/30/2034	12,290
15,157	6.38%, 11/15/2033	17,507
5,021	7.20%, 07/18/2036	6,232
2,407	7.72%, 06/04/2038	3,106
	Virgin Media Finance plc, (United Kingdom),
9,250	5.25%, 02/15/2022 (bb)	8,880
13,192	6.38%, 04/15/2023 (e)	13,670
3,098	Virgin Media Secured Finance plc, (United Kingdom), 5.25%, 01/15/2026 (e)	3,195
	Windstream Services LLC,
8,296	6.38%, 08/01/2023 (e)	5,351
2,168	7.50%, 06/01/2022	1,604
25,227	7.75%, 10/01/2021	19,551

		687,032

	Wireless Telecommunication Services — 3.3%
	Hughes Satellite Systems Corp.,
17,993	5.25%, 08/01/2026	18,263
7,496	6.63%, 08/01/2026	7,843
10,521	SoftBank Group Corp., (Japan), 4.50%, 04/15/2020 (e)	10,770
	Sprint Communications, Inc.,
2,183	6.00%, 11/15/2022	2,202
15,776	7.00%, 03/01/2020 (e)	16,900
13,304	7.00%, 08/15/2020	14,202
2,837	9.00%, 11/15/2018 (e)	2,997
4,305	9.25%, 04/15/2022	5,209
5,758	11.50%, 11/15/2021	6,996

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
	Sprint Corp.,
39,126	7.13%, 06/15/2024	40,569
17,249	7.25%, 09/15/2021	18,370
40,130	7.63%, 02/15/2025	42,618
26,445	7.88%, 09/15/2023	28,495
	T-Mobile USA, Inc.,
20,275	6.00%, 04/15/2024	21,593
16,845	6.38%, 03/01/2025	18,082
5,562	6.50%, 01/15/2024	5,903
23,650	6.63%, 04/01/2023	24,735
11,055	6.84%, 04/28/2023	11,608
16,097	Wind Tre SpA, (Italy), 5.00%, 01/20/2026 (e)	15,419

		312,774

	Total Telecommunication Services	999,806

	Utilities — 2.7%
	Electric Utilities — 0.3%
	NextEra Energy Operating Partners LP,
2,898	4.25%, 09/15/2024 (e)	2,934
6,128	4.50%, 09/15/2027 (e)	6,143
12,196	Terraform Global Operating LLC, 9.75%, 08/15/2022 (e)	13,477
15,375	Texas Company Holdings, 11.50%, 10/01/2020 (d) (bb)	77
153,569	Texas Competitive Electric Holdings Co. LLC, 8.50%, 05/01/2020 (d) (bb)	768

		23,399

	Gas Utilities — 0.2%
	AmeriGas Partners LP,
9,132	5.50%, 05/20/2025	9,257
7,858	5.75%, 05/20/2027	7,937
5,356	5.88%, 08/20/2026	5,557

		22,751

	Independent Power and Renewable Electricity Producers — 2.2%
	Calpine Corp.,
20,308	5.25%, 06/01/2026 (e)	20,536
10,700	5.50%, 02/01/2024	10,339
9,821	5.75%, 01/15/2025	9,453
6,000	5.88%, 01/15/2024 (e)	6,195
	Dynegy, Inc.,
15,000	5.88%, 06/01/2023	15,487
17,000	8.00%, 01/15/2025 (e)	18,700
14,531	8.13%, 01/30/2026 (e)	16,166
	GenOn Energy, Inc.,
14,525	9.50%, 10/15/2018 (d)	10,313
33,000	9.88%, 10/15/2020 (d)	23,265
	NRG Energy, Inc.,
7,934	5.75%, 01/15/2028 (e)	7,934
9,500	6.25%, 05/01/2024	10,070
25,000	6.63%, 01/15/2027	26,938
10,000	NRG Yield Operating LLC, 5.00%, 09/15/2026	10,175
	Talen Energy Supply LLC,
12,579	6.50%, 06/01/2025	10,661
14,650	9.50%, 07/15/2022 (e)	15,272

		211,504

	Total Utilities	257,654

	Total Corporate Bonds (Cost $8,277,787)	8,429,741

SHARES
Common Stocks — 0.4%
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
116	Nebraska Book Holdings, Inc. (a) (bb)	2

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
220	Penn Virginia Corp. (a)	7,558
3	Sabine Oil & Gas Holdings, Inc. (a)	144
52	Stone Energy Corp. (a)	1,312
195	Ultra Petroleum Corp. (a)	1,869

	Total Energy	10,883

	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
300	Goodman Private (a) (bb)	—	(h)

	Diversified Financial Services — 0.0% (g)
9,055	Adelphia Recovery Trust (a) (bb)	—	(h)

	Insurance — 0.0% (g)
7,076	ACC Claims Holdings LLC (a) (bb)	71

	Total Financials	71

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
1,491	NII Holdings, Inc. (a)	373

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Utilities — 0.3%
	Independent Power and Renewable Electricity Producers — 0.3%
100	Dynegy, Inc. (a)	1,213
1,456	Vistra Energy Corp.	27,520

	Total Utilities	28,733

	Total Common Stocks (Cost $59,103)	40,062

Convertible Preferred Stocks — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
	General Motors Co.,
973	5.25%, 03/06/2032 (a) (bb)	—	(h)
953	6.25%, 07/15/2033 (a) (bb)	—	(h)

	Total Convertible Preferred Stocks (Cost $—)	—	(h)

Preferred Stocks — 0.4%
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
	General Motors Co.,
50	0.68%, 06/01/2049 (bb)	—	(h)
246	7.25%, 04/15/2041 (bb)	—	(h)
548	7.25%, 02/15/2052 (bb)	—	(h)
404	7.38%, 05/15/2048 (bb)	—	(h)
47	7.38%, 10/01/2051 (bb)	—	(h)
284	Motors Liquidation Co., 7.25%, 07/15/2041 (bb)	—	(h)

	Total Consumer Discretionary	—	(h)

	Financials — 0.4%
	Banks — 0.1%
260	GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 7.20%, 02/15/2040 ($25 par value) (aa)	6,792

	Capital Markets — 0.0% (g)
358	Goodman Private Preferred Shares (bb)	1,226

	Insurance — 0.3%
80	Hartford Financial Services Group, Inc. (The), (ICE LIBOR USD 3 Month + 5.60%), 7.88%, 04/15/2042 ($25 par value) (aa)	2,390
32	XLIT Ltd., (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 4.48%, 01/02/2018 ($1,000 par value) (aa) @	30,538

		32,928

	Total Financials	40,946

	Total Preferred Stocks (Cost $35,294)	40,946

PRINCIPAL AMOUNT($)
Loan Assignments — 4.5% (cc)
	Consumer Discretionary — 0.7%
	Leisure Products — 0.1%
19,742	FGI Operating Co. LLC, Term B Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.60%, 04/19/2019 (aa)	12,438

	Media — 0.5%
37,355	iHeartCommunications, Inc., Term Loan D, (ICE LIBOR USD 3 Month + 6.75%), 8.08%, 01/30/2019 (aa)	28,141
20,104	iHeartCommunications, Inc., Tranche E Term Loan, (ICE LIBOR USD 3 Month + 7.50%), 8.83%, 07/30/2019 (aa)	15,047
2,979	MTL Publishing LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 3.91%, 08/21/2023 (aa)	2,986
1,872	Tribune Media Co., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 12/27/2020 (aa)	1,873

		48,047

	Specialty Retail — 0.1%
5,954	PetSmart, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.34%, 03/11/2022 (aa)	5,126

	Total Consumer Discretionary	65,611

	Consumer Staples — 0.4%
	Food & Staples Retailing — 0.3%
26,028	Moran Foods LLC, Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.35%, 11/29/2023 (aa)	20,562
4,135	SUPERVALU, Inc., Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 06/02/2024 (aa)	3,980
6,892	SUPERVALU, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 06/08/2024 (aa)	6,633

		31,175

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Personal Products — 0.1%
8,156	Revlon Consumer Products Corp., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 09/07/2023 (aa)	6,158

	Total Consumer Staples	37,333

	Energy — 1.7%
	Oil, Gas & Consumable Fuels — 1.7%
2,688	Alon USA Partners LP, MLP Term Loans, (ICE LIBOR USD 1 Month + 8.00%), 9.35%, 11/26/2018 (aa)	2,703
62,081	California Resources Corp., 1st Lien Second Out Term Loan, (ICE LIBOR USD 1 Month + 10.38%), 11.66%, 12/31/2021 (aa)	67,047
16,213	California Resources Corp., Senior Secured First Out, (ICE LIBOR USD 3 Month + 5.50%), 6.02%, 12/31/2022 (aa) ^	15,938
41,659	Chesapeake Energy Corp., 1st Lien Last Out, (ICE LIBOR USD 3 Month + 7.50%), 8.81%, 08/23/2021 (aa)	44,315
20,616	MEG Energy Corp., 1st Lien Term B Loan, (Canada), (ICE LIBOR USD 3 Month + 3.50%), 4.83%, 12/31/2023 (aa)	20,601
6,038	Ultra Resources, Inc., Term Loan, (LIBOR + 3.00%), 4.41%, 04/12/2024 (aa)	6,023

	Total Energy	156,627

	Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
3,920	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), (ICE LIBOR USD 1 Month + 4.25%), 5.60%, 10/21/2021 (aa)	3,139

	Industrials — 0.2%
	Aerospace & Defense — 0.0% (g)
4,060	MacDonald Dettwiler and Associates Ltd., Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.10%, 10/04/2024 (aa)	4,075

	Electrical Equipment — 0.1%
8,373	Cortes NP, Term B Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.35%, 11/30/2023 (aa)	8,408

	Machinery — 0.1%
10,854	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 03/11/2022 (aa)	10,903

	Total Industrials	23,386

	Information Technology — 0.8%
	Communications Equipment — 0.4%
9,860	Avaya, Inc. 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 11/08/2024 (aa) ^	9,721
3,558	Avaya, Inc., DIP Term Loan, (1 Week LIBOR + 7.50%), 8.70%, 01/24/2018 (d) (aa)	3,556
6,145	Avaya, Inc., Term Loan B-3 Extending Tranche, (ICE LIBOR USD 3 Month + 4.50%), 5.87%, 01/26/2018 (d) (aa)	4,673
8,660	Avaya, Inc., Term Loan B-6, (ICE LIBOR USD 3 Month + 5.50%), 6.87%, 03/31/2018 (d) (aa)	6,609
18,385	Avaya, Inc., Term Loan B-7, (ICE LIBOR USD 3 Month + 5.25%), 6.62%, 05/29/2020 (d) (aa)	14,011

		38,570

	IT Services — 0.2%
19,685	First Data Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.56%, 04/26/2024 (aa)	19,682

	Semiconductors & Semiconductor Equipment — 0.0% (g)
1,047	ON Semiconductor Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 3.49%, 03/31/2023 (aa) ^	1,051

	Software — 0.1%
5,007	Genesys Telecom Holdings (Greeneden), 1st Lien Term Loan B-2, (ICE LIBOR USD 3 Month + 3.75%), 5.08%, 12/01/2023 (aa)	5,033

	Technology Hardware, Storage & Peripherals — 0.1%
7,494	Quest Software US Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 6.92%, 10/31/2022 (aa)	7,575

	Total Information Technology	71,911

	Materials — 0.1%
	Containers & Packaging — 0.1%
7,295	Viskase Corp., Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.58%, 01/30/2021 (aa)	7,127

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.4%
8,860	Cincinnati Bell, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.75%), 4.99%, 10/02/2024 (aa)	8,968

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Diversified Telecommunication Services — continued
8,441	Consolidated Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 10/05/2023 (aa)	8,291
14,908	Securus Technologies Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 5.85%, 11/01/2024 (aa)	15,034
3,255	Securus Technologies Holdings, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 8.25%), 9.60%, 11/01/2025 (aa)	3,277

		35,570

	Wireless Telecommunication Services — 0.2%
12,424	Syniverse Holdings, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.24%, 04/23/2019 (aa)	12,231
6,712	Syniverse Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 04/23/2019 (aa)	6,608

		18,839

	Total Telecommunication Services	54,409

	Total Loan Assignments (Cost $446,531)	419,543

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
2,797	Vistra Energy Corp., expiring 12/31/2049 (a) (bb) (Cost $–)	2,447

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
112	Nebraska Book Co., Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—	(h)
52	Nebraska Book Holdings, Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—	(h)

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
	Sabine Oil & Gas Holdings, Inc.,
2	expiring 04/13/2026 (a)	10
10	expiring 04/13/2026 (Strike Price $1.00) (a)	67

	Total Warrants (Cost $64)	77

PRINCIPAL AMOUNT($)
Short-Term Investments — 4.2%
	U.S. Treasury Obligations— 0.1%
	U.S. Treasury Bills,
4,810	1.06%, 02/22/2018 (n)	4,797
6,525	1.09%, 12/07/2017 (n)	6,524

	Total U.S. Treasury Obligations (Cost $11,322)	11,321

SHARES
	Investment Company — 4.1%
381,819	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $381,819)	381,819

	Total Short-Term Investments (Cost $393,141)	393,140

	Total Investments — 99.2% (Cost $9,228,254)	9,342,408
	Other Assets in Excess of Liabilities — 0.8%	77,278

	NET ASSETS — 100.0%	$9,419,686

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Centrally Cleared Credit default swap contracts outstanding - sell protection(1) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.29-V1	5.00	Quarterly	12/20/2022	3.18	USD 190,000	15,213	1,703	16,916

						15,213	1,703	16,916

(1) —	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2) —	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3) —	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4) —	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CDX	—	Credit Default Swap Index
DIP	—	Debtor-in-possession
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2017.
^	—	All or a portion of the security is unsettled as of November 30, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$2		$2
Energy	10,739	144	—		10,883
Financials	—	—	71		71
Telecommunication Services	373	—	—		373
Utilities	28,733	—	—		28,733

Total Common Stocks	39,845	144	73		40,062

Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	9,182	30,538	1,226		40,946

Total Preferred Stocks	9,182	30,538	1,226		40,946

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Convertible Preferred Stock
Consumer Discretionary	$—	$—	$—	(a)	$—	(a)
Debt Securities
Asset-Backed Securities	—	—	4		4
Collateralized Mortgage Obligations	—	—	11,513		11,513
Convertible Bonds
Consumer Discretionary	—	4,935	—	(a)	4,935
Corporate Bonds
Consumer Discretionary	—	1,599,656	—	(a)	1,599,656
Consumer Staples	—	419,391	2,456		421,847
Energy	—	1,146,751	20		1,146,771
Financials	—	523,644	—		523,644
Health Care	—	897,530	—	(b)	897,530
Industrials	—	983,529	19,800		1,003,329
Information Technology	—	609,953	3,821		613,774
Materials	—	840,691	—	(a)	840,691
Real Estate	—	118,257	6,782		125,039
Telecommunication Services	—	990,926	8,880		999,806
Utilities	—	256,809	845		257,654

Total Corporate Bonds	—	8,387,137	42,604		8,429,741

Loan Assignments
Consumer Discretionary	—	65,611	—		65,611
Consumer Staples	—	37,333	—		37,333
Energy	—	156,627	—		156,627
Health Care	—	3,139	—		3,139
Industrials	—	23,386	—		23,386
Information Technology	—	71,911	—		71,911
Materials	—	7,127	—		7,127
Telecommunication Services	—	54,409	—		54,409

Total Loan Assignments	—	419,543	—		419,543

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Energy	67	10	—		77

Total Warrants	67	10	—	(a)	77

Rights
Utilities	—	—	2,447		2,447
Short-Term Investments
Investment Company	381,819	—	—		381,819
U.S. Treasury Obligations	—	11,321	—		11,321

Total Short-Term Investments	381,819	11,321	—		393,140

Total Investments in Securities	$430,913	$8,853,628	$57,867		$9,342,408

Appreciation in Other Financial Instruments
Swaps	$—	$1,703	$—		$1,703

(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers between level 2 and level 3 during the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

High Yield Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities:
Asset-Backed Securities	$1,510		$20	$45	$2	$—	$(1,573)	$—	$—	$4
Collateralized Mortgage Obligation	—		—	—	—	11,513	—	—	—	11,513
Common Stocks - Consumer Discretionary	978		(1,135)	166	—	—	(7)	—	—	2
Common Stocks - Financials	71		—	— (a)	—	—	—	—	—	71
Common Stocks - Materials	—	(a)	(16)	16	—	—	—	—	—	—	(b)
Convertible Bond - Consumer Discretionary	260		—	(312)	—	52	—	—	—	—	(a)
Convertible Preferred Stocks - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds - Consumer Discretionary	8,512		—	—	—	—	—	—	(8,512)	—	(a)
Corporate Bonds - Consumer Staples	—		—	146	94	2,216	—	—	—	2,456
Corporate Bonds - Energy	22,912		—	(332)	—	—	—	—	(22,560)	20
Corporate Bonds - Health Care	1		(11,011)	11,010	—	—	— (a)	—	—	—	(b)
Corporate Bonds - Industrials	5,243		(18,487)	21,113	105	—	(9,340)	21,166	—	19,800
Corporate Bonds - Information Technology	—		—	(743)	39	4,525	—	—	—	3,821
Corporate Bonds - Materials	13		(2,550)	2,549	—	—	(12)	—	—	—	(a)
Corporate Bonds - Real Estate	7,653		8	(11)	12	—	(880)	—	—	6,782
Corporate Bonds - Telecommunication Services	8,649		—	143	88	—	—	—	—	8,880
Corporate Bonds - Utilities	541		—	304	—	—	—	—	—	845
Preferred Stocks - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks - Financials	—		—	—	—	1,226	—	—	—	1,226
Preferred Stocks - Materials	—	(a)	(1,228)	1,228	—	—	—	—	—	—	(b)
Right - Utilities	3,356		—	(909)	—	—	—	—	—	2,447
Warrants - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)

	$59,699		$(34,399)	$34,413	$340	$19,532	$(11,812)	$21,166	$(31,072)	$57,867

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than 500.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $ (1,029,000).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$71		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	0	(a)(c)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)
	0	(c)	Market Comparable Companies	EBITDA Multiple (d)	6.4x (6.4x)

Common Stock	71
	1,226		Market Comparable Companies	EBITDA Multiple (d)	6.4x (6.4x)
				Liquidity Discount	30.00% (30.00%)
	0	(a)(c)	Pending Distribution Amount	Discount for potential outcome (b)	30.00% - 100.00% (30.00%)

Preferred Stock	1,226
	32,501		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.35% - 15.71% (10.00%)
	0		Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Corporate Bond	32,501
	0		Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Convertible Bond	0
	11,513		Pending Distribution Amount	Expected Recovery	100.00% (100.00%)

Commercial Mortgage Obligations	11,513
	4		Discounted Cash Flow	Constant Prepayment Rate	5.00% (5.00%)
				Constant Default Rate	3.94% (3.94%)
				Yield (Discount Rate of Cash Flows)	10.39% (10.39%)

Asset-Backed Securities	4

Total	$45,315

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2017, the value of these investments was approximately $12,552,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a) Securities senior in the issuing entity capital structure result in this security being valued at zero.

(b) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

(c) Amount rounds to less than $1,000.

(d) Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including swaps in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including credit default swaps within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amount in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 20.5%
1,134	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.21%, 01/25/2034 (bb)	1,162
233	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, 2.60%, 08/25/2033 (z) (bb)	232
	Amortizing Residential Collateral Trust,
85	Series 2002-BC4, Class A, 1.91%, 07/25/2032 (z) (bb)	82
497	Series 2002-BC6, Class M1, 2.45%, 08/25/2032 (z) (bb)	491
2,211	Series 2002-BC9, Class M1, 2.98%, 12/25/2032 (z) (bb)	2,199
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
318	Series 1998-1, Class M1A, 1.76%, 01/25/2028 (z) (bb)	316
409	Series 1998-3, Class M1A, 1.96%, 09/25/2028 (z) (bb)	408
280	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, 3.88%, 12/15/2033 (z) (bb)	277
361	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.90%, 03/20/2020 (e)	361
	B2R Mortgage Trust,
892	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	884
2,320	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	2,349
7,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.36%, 09/15/2020	6,994
1,700	Bank of The West Auto Trust, Series 2017-1, Class A3, 2.11%, 01/15/2023 (e)	1,699
664	BCC Funding Corp. X, Series 2015-1, Class A2, 2.22%, 10/20/2020 (e)	664
2,034	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, 2.57%, 01/25/2035 (z) (bb)	2,003
683	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, 2.23%, 12/25/2033 (z) (bb)	673
57	BNC Mortgage Loan Trust, Series 2007-2, Class A2, 1.43%, 05/25/2037 (z) (bb)	57
4,034	Cabela’s Credit Card Master Note Trust, Series 2016-1, Class A1, 1.78%, 06/15/2022	4,015
	California Republic Auto Receivables Trust,
215	Series 2015-2, Class A3, 1.31%, 08/15/2019	215
1,419	Series 2015-3, Class A3, 1.62%, 11/15/2019	1,418
	CarMax Auto Owner Trust,
1,750	Series 2015-2, Class A3, 1.37%, 03/16/2020	1,747
4,296	Series 2015-4, Class A3, 1.56%, 11/16/2020	4,287
258	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, 2.18%, 01/25/2032 (z) (bb)	251
2,600	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.77%, 10/15/2020 (e)	2,600
1,056	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 05/15/2023 (e)	1,055
3,515	CLUB Credit Trust, Series 2017-P2, Class A, 2.61%, 01/15/2024 (e)	3,515
3,100	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	3,090
	Countrywide Asset-Backed Certificates,
79	Series 2002-1, Class A, 1.89%, 08/25/2032 (z) (bb)	69
113	Series 2003-BC2, Class 2A1, 1.93%, 06/25/2033 (z) (bb)	107
435	Series 2003-BC5, Class M1, 2.38%, 09/25/2033 (z) (bb)	406
220	Series 2004-2, Class M4, 2.83%, 03/25/2034 (z) (bb)	219
91	Series 2004-S1, Class M2, SUB, 5.58%, 02/25/2035 (bb)	90
127	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, 1.47%, 04/15/2030 (z) (bb)	124
	CPS Auto Receivables Trust,
179	Series 2015-A, Class A, 1.53%, 07/15/2019 (e)	179
1,473	Series 2016-B, Class B, 3.18%, 09/15/2020 (e)	1,483
4,671	Series 2017-B, Class B, 2.33%, 05/17/2021 (e)	4,661
2,517	CPS Auto Trust, Series 2017-D, Class B, 2.43%, 01/18/2022 (e)	2,510
5,489	Credit Acceptance Auto Loan Trust, Series 2017-2A, Class B, 3.02%, 04/15/2026 (e)	5,444

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amount in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	CWHEQ Revolving Home Equity Loan Trust,
256	Series 2005-E, Class 2A, 1.47%, 11/15/2035 (z) (bb)	235
1,109	Series 2005-M, Class A1, 1.49%, 02/15/2036 (z) (bb)	1,006
10,280	Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1.68%, 07/15/2021 (z)	10,317
	Drive Auto Receivables Trust,
2,099	Series 2017-1, Class C, 2.84%, 04/15/2022	2,110
726	Series 2017-BA, Class B, 2.20%, 05/15/2020 (e)	727
	DT Auto Owner Trust,
491	Series 2016-2A, Class B, 2.92%, 05/15/2020 (e)	491
1,838	Series 2017-3A, Class B, 2.40%, 05/17/2021 (e)	1,834
1,990	Series 2017-4A, Class B, 2.44%, 01/15/2021 (e)	1,990
	Exeter Automobile Receivables Trust,
19	Series 2015-3A, Class A, 2.00%, 03/16/2020 (e)	19
1,059	Series 2016-2A, Class A, 2.21%, 07/15/2020 (e)	1,059
5,000	Series 2017-3A, Class B, 2.81%, 09/15/2022 (e)	4,953
	First Franklin Mortgage Loan Trust,
98	Series 2002-FF1, Class M1, 2.38%, 04/25/2032 (z) (bb)	87
578	Series 2002-FF4, Class M1, 2.90%, 02/25/2033 (z) (bb)	444
292	Series 2003-FFH1, Class M2, 3.95%, 09/25/2033 (z) (bb)	269
452	Series 2004-FF8, Class M4, 2.93%, 10/25/2034 (z) (bb)	225
2,580	First Investors Auto Owner Trust, Series 2016-2A, Class A2, 1.87%, 11/15/2021 (e)	2,573
545	First NLC Trust, Series 2005-2, Class M1, 1.81%, 09/25/2035 (z) (bb)	547
2,099	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	2,089
	Flagship Credit Auto Trust,
549	Series 2016-2, Class A1, 2.28%, 05/15/2020 (e)	549
2,260	Series 2017-2, Class B, 2.57%, 04/15/2023 (e)	2,255
1,870	Ford Credit Auto Lease Trust, Series 2017-B, Class A4, 2.17%, 02/15/2021	1,866
	Ford Credit Auto Owner Trust,
965	Series 2015-B, Class A3, 1.16%, 11/15/2019	963
1,400	Series 2016-B, Class A3, 1.33%, 10/15/2020	1,394
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, 2.06%, 07/25/2035 (z) (bb)	3,579
2,549	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.68%, 12/20/2018	2,549
3,679	Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053 (e)	3,679
1,526	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class AT1, 2.38%, 10/15/2048 (e)	1,518
103	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, 1.43%, 09/15/2030 (z) (bb)	92
1,442	Harley-Davidson Motorcycle Trust, Series 2015-2, Class A3, 1.30%, 03/16/2020	1,440
3,231	Hero Funding, (Cayman Islands), Series 2017-3A, Class A2, 3.95%, 09/20/2048 (e)	3,311
2,601	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.29%, 10/25/2023 (e)	2,600
6	Home Equity Loan Trust, Series 2003-HS1, Class AII, 1.62%, 12/25/2032 (z) (bb)	6
32	Home Loan Trust, Series 2001-HI4, Class A7, SUB, 7.24%, 10/25/2026 (bb)	32
287	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.05%, 04/15/2019	286
60	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, 1.65%, 12/25/2024 (z) (bb)	57
3,600	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.57%, 03/15/2022 (e)	3,686
12	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.00%, 05/25/2028 (bb)	3
	Lendmark Funding Trust,
2,174	Series 2017-1A, Class A, 2.83%, 01/22/2024 (e)	2,173
1,735	Series 2017-2A, Class A, 2.80%, 05/20/2026 (e)	1,735

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
156	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, 2.38%, 02/25/2034 (z) (bb)	154
3,521	Marlette Funding Trust, Series 2017-2A, Class A, 2.39%, 07/15/2024 (e)	3,524
7,500	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M5, 2.30%, 04/25/2035 (z) (bb)	7,573
	Nationstar HECM Loan Trust,
828	Series 2017-1A, Class A, 1.97%, 05/25/2027 (e)	827
1,831	Series 2017-2A, Class A1, 2.04%, 09/25/2027 (e) (z)	1,829
263	New Century Home Equity Loan Trust, Series 2003-5, Class AII, 2.13%, 11/25/2033 (z) (bb)	213
1,612	Nissan Auto Lease Trust, Series 2017-B, Class A4, 2.17%, 12/15/2021	1,608
2,009	Ocwen Master Advance Receivables Trust, Series 2017-T1, Class AT1, 2.50%, 09/15/2048 (e)	2,012
715	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 01/15/2021 (e)	715
	OneMain Financial Issuance Trust,
2,877	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	2,896
1,857	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	1,858
2,750	Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 06/08/2023 (e)	2,745
2,130	Oportun Funding VII LLC, Series 2017-B, Class A, 3.22%, 10/10/2023 (e)	2,125
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
121	Series 2004-WHQ2, Class M2, 2.27%, 02/25/2035 (z) (bb)	121
137	Series 2005-WHQ3, Class M2, 2.00%, 06/25/2035 (z) (bb)	137
	Progress Residential Trust,
3,246	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	3,237
5,466	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e)	5,493
998	Series 2017-SFR1, Class A, 2.77%, 08/17/2034 (e)	992
2,668	Prosper Marketplace Issuance Trust, Series 2017-3A, Class A, 2.36%, 11/15/2023 (e)	2,663
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.51%, 06/25/2033 (bb)	429
	SoFi Consumer Loan Program LLC,
1,759	Series 2016-1, Class A, 3.26%, 08/25/2025 (e)	1,779
1,185	Series 2016-3, Class A, 3.05%, 12/26/2025 (e)	1,194
1,149	Series 2017-1, Class A, 3.28%, 01/26/2026 (e)	1,161
1,248	Series 2017-3, Class A, 2.77%, 05/25/2026 (e)	1,254
1,667	Series 2017-4, Class A, 2.50%, 05/26/2026 (e)	1,661
3,445	Series 2017-5, Class A2, 2.78%, 09/25/2026 (e)	3,421
	SoFi Professional Loan Program LLC,
1,111	Series 2013-A, Class A, 3.75%, 12/25/2029 (e)	1,122
336	Series 2014-B, Class A1, 2.58%, 08/25/2032 (e) (z)	340
793	Series 2015-A, Class A1, 2.53%, 03/25/2033 (e) (z)	807
1,504	Series 2015-B, Class A1, 2.38%, 04/25/2035 (e) (z)	1,518
1,109	Series 2015-C, Class A1, 2.38%, 08/27/2035 (e) (z)	1,121
1,858	Series 2016-B, Class A1, 2.53%, 06/25/2033 (e) (z)	1,889
3,156	Series 2017-E, Class A1, 1.83%, 11/26/2040 (e) (z)	3,157
999	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/2029 (e)	1,007
98	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, 2.03%, 04/25/2033 (z) (bb)	96
3,077	Synchrony Credit Card Master Note Trust, Series 2017-2, Class A, 2.62%, 10/15/2025	3,082
653	TCF Auto Receivables Owner Trust, Series 2015-1A, Class A3, 1.49%, 12/16/2019 (e)	653
4,445	Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (e) (bb)	4,380
3,000	U.S. Residential Opportunity Fund II Trust, Series 2017-1II, Class A, SUB, 3.35%, 11/27/2037 (e)	3,000
	U.S. Residential Opportunity Fund IV Trust,
3,000	Series 2017-1IV, Class A, SUB, 3.35%, 11/27/2037 (e)	3,000
3,000	Series 2017-1III, Class A, SUB, 3.35%, 11/27/2037 (e)	3,000

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,500		Verizon Owner Trust, Series 2017-3A, Class A1B, 1.51%, 04/20/2022 (e) (z)	3,504
924		VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	929
1,425		VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	1,431
1,333		VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.38%, 04/25/2047 (e) (bb)	1,341
1,071		VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 04/25/2059 (e)	1,075
6,900		VOLT LXIV LLC, Series 2017-NP11, Class A1, SUB, 3.38%, 10/25/2047 (e)	6,899
1,020		VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.38%, 11/27/2045 (e) (bb)	1,023
3,846		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	3,844
2,961		Westgate Resorts LLC, Series 2016-1A, Class A, 3.50%, 12/20/2028 (e)	2,977

		Total Asset-Backed Securities (Cost $226,291)	225,900

Collateralized Mortgage Obligations — 50.6%
		Alternative Loan Trust,
461		Series 2004-33, Class 3A3, 3.33%, 12/25/2034 (z)	457
11		Series 2004-J4, Class 1A6, SUB, 5.40%, 06/25/2034	11
		Banc of America Funding Trust,
237		Series 2005-E, Class 5A1, 3.75%, 05/20/2035 (z)	239
298		Series 2006-1, Class 2A1, 5.50%, 01/25/2036	289
		Banc of America Mortgage Trust,
458		Series 2004-D, Class 2A2, 3.69%, 05/25/2034 (z)	462
186		Series 2005-A, Class 3A1, 3.62%, 02/25/2035 (z)	184
402		Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, 2.33%, 11/25/2034 (z) (bb)	118
		CHL Mortgage Pass-Through Trust,
56		Series 2004-HYB8, Class 1A1, 1.99%, 01/20/2035 (z)	52
193		Series 2005-1, Class 1A2, 2.03%, 03/25/2035 (z)	18
1		Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/2018 (bb)	1
		Credit Suisse First Boston Mortgage Securities Corp.,
740		Series 2004-5, Class 4A1, 6.00%, 09/25/2034	753
86		Series 2005-5, Class 1A1, 5.00%, 07/25/2020	86
729		CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-AR24, Class 2A4, 3.53%, 10/25/2033 (z)	727
223		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 2A1, 5.70%, 02/25/2020 (z)	224
87		FHLMC - GNMA, Series 1, Class S, IF, IO, 7.63%, 10/25/2022 (z)	7
		FHLMC REMIC,
1		Series 1071, Class F, 2.20%, 04/15/2021 (z)	1
8		Series 1343, Class LA, 8.00%, 08/15/2022	8
6		Series 1370, Class JA, 2.40%, 09/15/2022 (z)	6
5		Series 1379, Class W, 2.16%, 10/15/2022 (z)	5
2		Series 1508, Class KA, 1.33%, 05/15/2023 (z)	2
102		Series 1689, Class M, PO, 03/15/2024	97
53		Series 1771, Class PK, 8.00%, 02/15/2025	60
91		Series 1974, Class ZA, 7.00%, 07/15/2027	101
16		Series 1981, Class Z, 6.00%, 05/15/2027	17
54		Series 2033, Class PR, PO, 03/15/2024	51
2		Series 2261, Class ZY, 7.50%, 10/15/2030	2
–	(h)	Series 2289, Class NA, 10.23%, 05/15/2020 (z)	—	(h)
30		Series 2338, Class FN, 1.75%, 08/15/2028 (z)	30
60		Series 2416, Class SA, IF, 13.19%, 02/15/2032 (z)	78
50		Series 2416, Class SH, IF, 13.47%, 02/17/2032 (z)	61
11		Series 2477, Class FZ, 1.80%, 06/15/2031 (z)	11

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
304		Series 3085, Class VS, HB, IF, 23.72%, 12/15/2035 (z)	495
380		Series 3300, Class FA, 1.55%, 08/15/2035 (z)	379
1,079		Series 3737, Class DG, 5.00%, 10/15/2030	1,154
1,167		Series 3832, Class PL, 5.00%, 08/15/2039	1,203
613		Series 3841, Class JF, 1.65%, 10/15/2038 (z)	615
3,879		Series 3860, Class FP, 1.65%, 06/15/2040 (z)	3,895
1,259		Series 3952, Class MA, 3.00%, 11/15/2021	1,273
6,347		Series 4074, Class FE, 1.65%, 07/15/2042 (z)	6,346
5,215		Series 4111, Class FA, 1.60%, 08/15/2039 (z)	5,223
3,713		Series 4120, Class KI, IO, 3.00%, 10/15/2032	353
11,823		Series 4150, Class F, 1.62%, 01/15/2043 (z)	11,784
13,320		Series 4150, Class GE, 2.00%, 01/15/2033	12,984
8,677		Series 4161, Class YF, 1.62%, 02/15/2043 (z)	8,622
4,548		Series 4206, Class DA, 2.00%, 05/15/2033	4,438
9,321		Series 4281, Class FB, 1.80%, 12/15/2043 (z)	9,284
10,364		Series 4350, Class AF, 1.59%, 12/15/2037 (z)	10,266
9,189		Series 4350, Class FK, 1.59%, 06/15/2038 (z)	9,149
1,353		Series 4350, Class KF, 1.59%, 01/15/2039 (z)	1,335
9,485		Series 4363, Class FA, 1.61%, 09/15/2041 (z)	9,410
7,587		Series 4413, Class WF, 1.59%, 10/15/2041 (z)	7,529
10,515		Series 4448, Class TF, 1.56%, 05/15/2040 (z)	10,439
20,911		Series 4457, Class KF, 1.59%, 10/15/2040 (z)	20,848
10,607		Series 4480, Class FM, 1.59%, 06/15/2040 (z)	10,609
6,320		Series 4515, Class FA, 1.61%, 08/15/2038 (z)	6,309
5,595		Series 4559, Class AF, 1.74%, 03/15/2042 (z)	5,597
4,768		Series 4594, Class GN, 2.50%, 02/15/2045	4,747
12,088		Series 4606, Class FL, 1.75%, 12/15/2044 (z)	12,175
15,648		FHLMC STRIPS, Series 328, Class S4, IO, 3.83%, 02/15/2038 (z)	1,027
1,371		FHLMC Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M1, 4.73%, 07/25/2023 (z) (bb)	1,383
		FHLMC Structured Pass-Through Securities Certificates,
63		Series T-51, Class 1APO, PO, 09/25/2042	54
2,328		Series T-54, Class 4A, 3.52%, 02/25/2043 (z)	2,367
152		First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.25%, 12/25/2020	146
502		First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, 3.71%, 12/25/2034 (z)	505
		FNMA Grantor Trust,
346		Series 2001-T8, Class A1, 7.50%, 07/25/2041	400
1,115		Series 2002-T6, Class A4, 3.92%, 03/25/2041 (z)	1,153
		FNMA REMIC,
–	(h)	Series 1988-15, Class B, 1.88%, 06/25/2018 (z)	—	(h)
1		Series 1989-77, Class J, 8.75%, 11/25/2019	1
–	(h)	Series 1989-89, Class H, 9.00%, 11/25/2019	—	(h)
11		Series 1990-64, Class Z, 10.00%, 06/25/2020	12
14		Series 1990-145, Class A, 2.05%, 12/25/2020 (z)	14
34		Series 1991-142, Class PL, 8.00%, 10/25/2021	37
29		Series 1991-156, Class F, 2.63%, 11/25/2021 (z)	30
–(h)		Series 1992-91, Class SQ, HB, IF, 8,182.50%, 05/25/2022 (z)	3
55		Series 1992-112, Class GB, 7.00%, 07/25/2022	59
2		Series 1992-154, Class SA, IF, IO, 5.40%, 08/25/2022 (z)	—	(h)
26		Series 1992-200, Class FK, 2.03%, 11/25/2022 (z)	26
27		Series 1993-27, Class S, IF, 7.76%, 02/25/2023 (z)	30
57		Series 1993-110, Class H, 6.50%, 05/25/2023	62

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
6		Series 1993-119, Class H, 6.50%, 07/25/2023	7
55		Series 1993-146, Class E, PO, 05/25/2023	52
26		Series 1993-165, Class FH, 2.48%, 09/25/2023 (z)	26
130		Series 1993-179, Class FM, 1.98%, 10/25/2023 (z)	133
28		Series 1997-74, Class E, 7.50%, 10/20/2027	32
204		Series 2001-9, Class F, 1.52%, 02/17/2031 (z)	204
66		Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	15
15		Series 2003-17, Class FN, 1.63%, 03/25/2018 (z)	15
20		Series 2003-21, Class FK, 1.73%, 03/25/2033 (z)	20
602		Series 2004-17, Class BF, 1.68%, 01/25/2034 (z)	603
855		Series 2006-3, Class SB, IF, IO, 5.37%, 07/25/2035 (z)	104
590		Series 2006-16, Class HZ, 5.50%, 03/25/2036	644
1,939		Series 2006-124, Class FC, 1.68%, 01/25/2037 (z)	1,931
3,010		Series 2012-38, Class PA, 2.00%, 09/25/2041	2,925
5,007		Series 2012-93, Class ME, 2.50%, 01/25/2042	4,991
3,569		Series 2012-114, Class VE, 3.50%, 10/25/2025	3,655
11,114		Series 2012-119, Class FB, 1.68%, 11/25/2042 (z)	11,042
2,192		Series 2013-6, Class FL, 1.73%, 02/25/2043 (z)	2,199
4,288		Series 2013-15, Class DC, 2.00%, 03/25/2033	4,166
4,645		Series 2013-23, Class KJ, 2.25%, 05/25/2042	4,545
3,947		Series 2013-26, Class AV, 3.50%, 04/25/2026	4,036
2,679		Series 2013-43, Class YH, 2.50%, 05/25/2033	2,668
8,890		Series 2013-54, Class HF, 1.53%, 10/25/2041 (z)	8,894
524		Series 2014-49, Class AF, 1.56%, 08/25/2044 (z)	524
5,979		Series 2014-66, Class WF, 1.59%, 10/25/2054 (z)	5,960
13,764		Series 2015-42, Class BF, 1.55%, 06/25/2045 (z)	13,751
11,713		Series 2015-91, Class AF, 1.61%, 12/25/2045 (z)	11,653
18,846		Series 2016-25, Class LA, 3.00%, 07/25/2045	19,147
21,754		Series 2016-30, Class PA, 3.00%, 04/25/2045	22,013
6,787		Series 2016-33, Class JA, 3.00%, 07/25/2045	6,878
–	(h)	Series G92-44, Class ZQ, 8.00%, 07/25/2022	—	(h)
361		Series G94-9, Class PJ, 6.50%, 08/17/2024	400
		FNMA REMIC Trust,
241		Series 2003-W1, Class 2A, 7.50%, 12/25/2042 (z)	271
1,024		Series 2003-W4, Class 5A, 3.53%, 10/25/2042 (z)	1,045
1,186		Series 2003-W15, Class 3A, 3.96%, 12/25/2042 (z)	1,283
630		Series 2009-W1, Class A, 6.00%, 12/25/2049	706
		FNMA STRIPS,
46		Series 343, Class 23, HB, IO, 83.99%, 10/25/2018	—	(h)
66		Series 343, Class 27, HB, IO, 101.74%, 01/25/2019	1
419		FNMA Trust, Series 2004-W2, Class 4A, 3.38%, 02/25/2044 (z)	433
		FNMA, Connecticut Avenue Securities,
774		Series 2013-C01, Class M1, 3.33%, 10/25/2023 (z)	779
981		Series 2014-C01, Class M1, 2.93%, 01/25/2024 (z) (bb)	989
2,727		Series 2014-C02, Class 1M1, 2.28%, 05/25/2024 (z) (bb)	2,736
36		Series 2014-C03, Class 1M1, 2.53%, 07/25/2024 (z) (bb)	36
3,666		Series 2017-C01, Class 1M1, 2.63%, 07/25/2029 (z)	3,699
5,000		Fnr jan4901/01/2049 (w)	5,072
		GNMA,
9		Series 2000-35, Class F, 1.81%, 12/16/2025 (z)	9
137		Series 2002-31, Class FC, 1.58%, 09/26/2021 (z)	137
3,313		Series 2010-166, Class GP, 3.00%, 04/20/2039	3,353
5,875		Series 2012-61, Class FM, 1.66%, 05/16/2042 (z)	5,898

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,093	Series 2012-H21, Class FA, 1.73%, 07/20/2062 (z)	3,089
15,795	Series 2013-H16, Class FA, 1.77%, 07/20/2063 (z)	15,798
16,315	Series 2014-H07, Class FC, 1.83%, 05/20/2064 (z)	16,368
5,185	Series 2014-H11, Class JA, 1.73%, 06/20/2064 (z)	5,178
13,855	Series 2014-H17, Class FM, 1.71%, 08/20/2064 (z)	13,825
7,568	Series 2015-H03, Class FD, 1.87%, 01/20/2065 (z)	7,568
15,168	Series 2015-H04, Class FL, 1.70%, 02/20/2065 (z)	15,132
8,238	Series 2015-H12, Class FA, 1.71%, 05/20/2065 (z)	8,220
17,750	Series 2015-H12, Class FJ, 1.66%, 05/20/2065 (z)	17,691
20,782	Series 2015-H14, Class FB, 1.66%, 05/20/2065 (z)	20,711
14,557	Series 2015-H19, Class FN, 1.67%, 07/20/2065 (z)	14,497
17,817	Series 2015-H23, Class TA, 1.70%, 09/20/2065 (z)	17,768
24,690	Series 2017-H19, Class FA, 1.68%, 08/20/2067 (z)	24,690
771	GSAA Trust, Series 2004-CW1, Class 1A1, 5.50%, 04/01/2034	795
344	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.50%, 09/25/2034	349
	Impac CMB Trust,
15	Series 2004-3, Class 3A, 1.97%, 03/25/2034 (z)	14
212	Series 2004-6, Class 1A2, 2.11%, 10/25/2034 (z)	208
1,080	Series 2005-5, Class A1, 1.97%, 08/25/2035 (z)	1,007
699	IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, 3.61%, 03/25/2037 (z)	681
114	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, 3.09%, 10/25/2033 (z)	115
	MASTR Adjustable Rate Mortgages Trust,
208	Series 2003-5, Class 5A1, 3.25%, 10/25/2033 (z)	212
269	Series 2004-13, Class 2A1, 3.59%, 04/21/2034 (z)	275
920	Series 2004-13, Class 3A7B, 3.42%, 11/21/2034 (z)	939
99	MASTR Seasoned Securitization Trust, Series 2003-1, Class 3A2, 1.73%, 02/25/2033 (z)	95
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
299	Series 2001-TBC1, Class B1, 2.13%, 11/15/2031 (z) (bb)	276
74	Series 2002-TBC1, Class B1, 2.25%, 09/15/2030 (z) (bb)	68
37	Series 2002-TBC1, Class B2, 2.65%, 09/15/2030 (z) (bb)	35
	Merrill Lynch Mortgage Investors Trust,
311	Series 2004-1, Class 2A3, 3.17%, 12/25/2034 (z)	315
375	Series 2004-D, Class A1, 1.99%, 09/25/2029 (z)	373
2,473	Metlife Securitization Trust, Series 2017-1A, Class A, 3.00%, 04/25/2055 (e) (z)	2,498
4	ML Trust XLVII, Series 47, Class Z, 8.99%, 10/20/2020 (bb)	4
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
219	Series 2003-HYB1, Class A4, 2.72%, 03/25/2033 (z)	202
134	Series 2003-HYB1, Class B1, 2.72%, 03/25/2033 (z) (bb)	86
	Morgan Stanley Mortgage Loan Trust,
2,029	Series 2004-3, Class 4A, 5.68%, 04/25/2034 (z)	2,137
259	Series 2004-5AR, Class 3A3, 3.34%, 07/25/2034 (z)	240
1,461	Series 2004-5AR, Class 3A5, 3.34%, 07/25/2034 (z)	1,460
612	Series 2004-11AR, Class 1A2A, 1.64%, 01/25/2035 (z)	596
168	MRFC Mortgage Pass-Through Trust, Series 2002-TBC2, Class B1, 2.10%, 08/15/2032 (z) (bb)	139
1,158	NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class AF, 1.78%, 02/25/2035 (e) (z)	985
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
366	Series 2003-A3, Class A1, SUB, 5.50%, 08/25/2033	372
12	Series 2004-AR1, Class 5A1, 2.09%, 08/25/2034 (z)	12
605	Prime Mortgage Trust, Series 2005-2, Class 2A1, 6.47%, 10/25/2032 (z)	620
792	RAITF, 2.20%, 06/15/2037 (z)	792

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
50	RALI Trust, Series 2003-QS16, Class A1, 5.00%, 08/25/2018	50
	RFMSI Trust,
2,095	Series 2005-SA2, Class 2A2, 3.78%, 06/25/2035 (z)	2,000
630	Series 2006-SA4, Class 2A1, 4.71%, 11/25/2036 (z)	600
	Sequoia Mortgage Trust,
48	Series 11, Class A, 2.18%, 12/20/2032 (z)	47
149	Series 2003-3, Class A2, 2.13%, 07/20/2033 (z)	143
1,158	Series 2004-11, Class A2, 2.27%, 12/20/2034 (z)	1,118
104	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, 1.98%, 03/19/2034 (z)	103
755	Structured Asset Mortgage Investments Trust, Series 2002-AR2, Class A3, 2.03%, 07/19/2032 (z)	618
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,688	Series 2003-24A, Class 2A, 3.28%, 07/25/2033 (z)	1,690
1,312	Series 2003-29, Class 3A1, 4.87%, 09/25/2033 (z)	1,307
658	Series 2003-40A, Class 4A, 3.40%, 01/25/2034 (z)	643
3,117	Thornburg Mortgage Securities Trust, Series 2004-4, Class 5A, 3.05%, 12/25/2044 (z)	3,071
	WaMu Mortgage Pass-Through Certificates Trust,
1,109	Series 2004-AR3, Class A1, 3.16%, 06/25/2034 (z)	1,128
586	Series 2004-AR11, Class A, 3.28%, 10/25/2034 (z)	588
	Wells Fargo Mortgage-Backed Securities Trust,
258	Series 2003-K, Class 1A2, 3.57%, 11/25/2033 (z)	262
332	Series 2005-AR16, Class 3A2, 3.47%, 03/25/2035 (z)	336
54	Series 2006-17, Class A1, 5.50%, 11/25/2021	53
78	Series 2007-3, Class 3A1, 5.50%, 04/25/2022	79

	Total Collateralized Mortgage Obligations (Cost $560,307)	557,879

Commercial Mortgage-Backed Securities — 2.8%
23	A10 Securitization LLC, Series 2015-1, Class A2, 3.13%, 04/15/2034 (e)	23
	A10 Term Asset Financing LLC,
1,142	Series 2016-1, Class A1, 2.42%, 03/15/2035 (e)	1,135
1,917	Series 2017-1A, Class A2, 2.65%, 03/15/2036 (e)	1,913
2,900	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, 2.30%, 09/15/2026 (e) (z)	2,906
	Bayview Commercial Asset Trust,
291	Series 2004-3, Class A2, 1.75%, 01/25/2035 (e) (z)	287
997	Series 2005-2A, Class A2, 1.68%, 08/25/2035 (e) (z)	948
199	Series 2005-2A, Class M1, 1.76%, 08/25/2035 (e) (z) (bb)	189
985	Series 2007-3, Class A2, 1.62%, 07/25/2037 (e) (z)	919
2,480	BBCMS Trust, Series 2015-VFM, Class A1, 2.47%, 03/10/2036 (e)	2,404
6,000	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, 3.19%, 07/05/2033 (e) (z) (bb)	6,022
3,323	Chicago Skyscraper Trust, Series 2017-SKY, Class A, 2.05%, 02/15/2030 (e) (z)	3,331
	Commercial Mortgage Trust,
1,319	Series 2014-PAT, Class A, 2.04%, 08/13/2027 (e) (z)	1,319
3,774	Series 2014-TWC, Class A, 2.09%, 02/13/2032 (e) (z)	3,778
4,424	FNMA ACES, Series 2017-M15, Class ATS1, 2.99%, 11/25/2027 (w) (z)	4,490
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	1,174

	Total Commercial Mortgage-Backed Securities (Cost $31,012)	30,838

Corporate Bonds — 13.8%
	Consumer Discretionary — 0.7%
	Automobiles — 0.3%
3,000	Nissan Motor Acceptance Corp., (ICE LIBOR USD 3 Month + 0.52%), 1.84%, 09/13/2019 (e) (aa)	3,011

	Media — 0.4%
984	Discovery Communications LLC, 2.20%, 09/20/2019	980

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
4,000	Walt Disney Co. (The), (ICE LIBOR USD 3 Month + 0.31%), 1.79%, 05/30/2019 (aa)	4,015

		4,995

	Total Consumer Discretionary	8,006

	Energy — 1.4%
	Oil, Gas & Consumable Fuels — 1.4%
3,000	BP Capital Markets plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.63%), 1.96%, 09/26/2018 (aa)	3,013
1,810	Buckeye Partners LP, 4.88%, 02/01/2021	1,908
201	Carlyle Promissory Note, 3.36%, 07/15/2019 (bb)	199
2,882	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.63%, 05/05/2020	2,878
1,525	ONEOK Partners LP, 3.20%, 09/15/2018	1,537
1,628	Plains All American Pipeline LP, 2.60%, 12/15/2019	1,622
684	Spectra Energy Partners LP, 2.95%, 09/25/2018	689
3,000	Statoil ASA, (Norway), (ICE LIBOR USD 3 Month + 0.46%), 1.86%, 11/08/2018 (aa)	3,011
822	TransCanada PipeLines Ltd., (Canada), 1.88%, 01/12/2018	822

	Total Energy	15,679

	Financials — 8.9%
	Banks — 3.9%
2,000	Bank of America Corp., Series L, 2.60%, 01/15/2019	2,011
5,000	Bank of Montreal, (Canada), 1.35%, 08/28/2018	4,982
3,169	Barclays plc, (United Kingdom), 2.88%, 06/08/2020	3,184
3,000	BB&T Corp., (ICE LIBOR USD 3 Month + 0.66%), 2.04%, 02/01/2019 (aa)	3,017
923	BNP Paribas, (France), 2.70%, 08/20/2018	928
	Citigroup, Inc.,
3,000	(ICE LIBOR USD 3 Month + 0.79%), 2.14%, 01/10/2020 (aa)	3,025
4,000	(ICE LIBOR USD 3 Month + 1.07%), 2.39%, 12/08/2021 (aa)	4,057
964	Discover Bank, 2.60%, 11/13/2018	968
3,000	Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 1.06%), 2.38%, 09/13/2021 (aa)	3,049
	Mizuho Financial Group, Inc., (Japan),
4,000	(ICE LIBOR USD 3 Month + 0.94%), 2.41%, 02/28/2022 (aa)	4,038
3,000	(ICE LIBOR USD 3 Month + 1.14%), 2.46%, 09/13/2021 (aa)	3,051
3,000	Royal Bank of Canada, (Canada), (ICE LIBOR USD 3 Month + 0.45%), 1.80%, 01/10/2019 (aa)	3,009
3,000	Sumitomo Mitsui Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.97%), 2.33%, 01/11/2022 (aa)	3,031
967	SunTrust Banks, Inc., 2.35%, 11/01/2018	970
4,000	US Bank NA, (ICE LIBOR USD 3 Month + 0.32%), 1.68%, 01/24/2020 (aa)	4,011

		43,331

	Capital Markets — 0.8%
	Goldman Sachs Group, Inc. (The),
3,000	(ICE LIBOR USD 3 Month + 1.10%), 2.52%, 11/15/2018 (aa)	3,023
1,000	2.63%, 04/25/2021	999
	Morgan Stanley,
1,482	2.50%, 01/24/2019	1,488
2,925	2.50%, 04/21/2021	2,913

		8,423

	Consumer Finance — 3.0%
3,000	American Express Credit Corp., (ICE LIBOR USD 3 Month + 0.55%), 1.87%, 03/18/2019 (aa)	3,015
3,000	American Honda Finance Corp., (ICE LIBOR USD 3 Month + 0.61%), 1.93%, 09/09/2021 (aa)	3,033
5,000	Capital One Financial Corp., (ICE LIBOR USD 3 Month + 0.45%), 1.83%, 10/30/2020 (aa)	4,992
3,000	Caterpillar Financial Services Corp., (ICE LIBOR USD 3 Month + 0.51%), 1.86%, 01/10/2020 (aa)	3,022
	Ford Motor Credit Co. LLC,
3,000	(ICE LIBOR USD 3 Month + 1.00%), 2.35%, 01/09/2020 (aa)	3,034
4,000	Series 1, (ICE LIBOR USD 3 Month + 0.83%), 2.14%, 03/12/2019 (aa)	4,022
4,000	General Motors Financial Co., Inc., (ICE LIBOR USD 3 Month + 1.55%), 2.91%, 01/14/2022 (aa)	4,092

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Consumer Finance — continued
4,000		HSBC USA, Inc., (ICE LIBOR USD 3 Month + 0.88%), 2.21%, 09/24/2018 (aa)	4,023
4,000		Toyota Motor Credit Corp., (ICE LIBOR USD 3 Month + 0.69%), 2.05%, 01/11/2022 (aa)	4,053

			33,286

		Diversified Financial Services — 0.8%
5,000		Federation des Caisses Desjardins du Quebec, (Canada), (ICE LIBOR USD 3 Month + 0.33%), 1.71%, 10/30/2020 (e) (aa)	4,997
4,000		Shell International Finance BV, (Netherlands), (ICE LIBOR USD 3 Month + 0.45%), 1.86%, 05/11/2020 (aa)	4,032

			9,029

		Insurance — 0.4%
880		Chubb INA Holdings, Inc., 2.30%, 11/03/2020	881
1,982		Jackson National Life Global Funding, 1.88%, 10/15/2018 (e)	1,981
1,234		New York Life Global Funding, 2.00%, 04/13/2021 (e)	1,217

			4,079

		Total Financials	98,148

		Health Care — 0.6%
		Health Care Equipment & Supplies — 0.6%
5,000		Abbott Laboratories, 2.35%, 11/22/2019	5,006
857		Medtronic, Inc., 1.50%, 03/15/2018	857

		Total Health Care	5,863

		Industrials — 0.2%
		Road & Rail — 0.2%
2,210		Ryder System, Inc., 2.50%, 05/11/2020	2,218

		Information Technology — 1.6%
		IT Services — 0.3%
3,700		Western Union Co. (The), 3.60%, 03/15/2022	3,756

		Semiconductors & Semiconductor Equipment — 0.8%
2,064		Broadcom Corp., 2.38%, 01/15/2020 (e)	2,047
4,400		QUALCOMM, Inc., (ICE LIBOR USD 3 Month + 0.45%), 1.89%, 05/20/2020 (aa)	4,408
2,753		Texas Instruments, Inc., 1.75%, 05/01/2020	2,730

			9,185

		Software — 0.3%
3,000		Oracle Corp., (ICE LIBOR USD 3 Month + 0.58%), 1.94%, 01/15/2019 (aa)	3,019

		Technology Hardware, Storage & Peripherals — 0.2%
1,793		Apple, Inc., (ICE LIBOR USD 3 Month + 0.25%), 1.63%, 05/03/2018 (aa)	1,794

		Total Information Technology	17,754

		Materials — 0.2%
		Chemicals — 0.2%
2,559		Mosaic Co. (The), 3.25%, 11/15/2022	2,540

		Telecommunication Services — 0.1%
		Diversified Telecommunication Services — 0.1%
1,314		AT&T, Inc., 2.45%, 06/30/2020	1,312

		Utilities — 0.1%
		Independent Power and Renewable Electricity Producers — 0.1%
870		Exelon Generation Co. LLC, 2.95%, 01/15/2020	879

		Total Corporate Bonds (Cost $151,548)	152,399

Mortgage-Backed Securities — 4.5%
		FHLMC,
8		ARM, 2.59%, 12/01/2021 (z)	8
37		ARM, 2.87%, 01/01/2027 (z)	39
–	(h)	ARM, 2.88%, 05/01/2018 (z)	—	(h)
3		ARM, 2.94%, 07/01/2019 (z)	3
20		ARM, 3.02%, 12/01/2026 (z)	21
27		ARM, 3.09%, 04/01/2030 (z)	28
168		ARM, 3.11%, 01/01/2023 (z)	174
80		ARM, 3.14%, 12/01/2027 (z)	83
23		ARM, 3.16%, 02/01/2023 (z)	23
30		ARM, 3.16%, 07/01/2028 (z)	30
129		ARM, 3.17%, 08/01/2027 (z)	134
183		ARM, 3.18%, 04/01/2032 (z)	189
177		ARM, 3.21%, 07/01/2030 (z)	184
152		ARM, 3.24%, 12/01/2026 (z)	156
39		ARM, 3.25%, 01/01/2023 (z)	40
4		ARM, 3.30%, 06/01/2022 (z)	4
5		ARM, 3.30%, 12/01/2029 (z)	5
15		ARM, 3.34%, 01/01/2030 (z)	16
9		ARM, 3.38%, 06/01/2026 (z)	9
19		ARM, 3.40%, 11/01/2027 (z)	19
14		ARM, 3.41%, 10/01/2029 (z)	14

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
7		ARM, 3.64%, 06/01/2025 (z)	8
		FHLMC Gold Pools, 30 Year, Single Family,
3		7.50%, 05/01/2028	3
15		8.50%, 07/01/2028	17
8		9.00%, 02/01/2025	9
4,928		FHLMC Gold Pools, Other, 3.00%, 08/01/2028	5,012
		FNMA,
5,596		ARM, 2.02%, 12/01/2025 (z)	5,591
4		ARM, 2.51%, 12/01/2020 (z)	4
3		ARM, 2.51%, 11/01/2018 (z)	3
2		ARM, 2.81%, 04/01/2021 (z)	2
–	(h)	ARM, 2.82%, 06/01/2018 (z)	—	(h)
4		ARM, 2.86%, 07/01/2025 (z)	4
28		ARM, 2.90%, 05/01/2030 (z)	29
4		ARM, 2.92%, 07/01/2020 (z)	4
1		ARM, 2.93%, 05/01/2018 (z)	2
4		ARM, 2.95%, 05/01/2029 (z)	5
12		ARM, 2.95%, 04/01/2024 (z)	12
10		ARM, 3.04%, 01/01/2031 (z)	11
25		ARM, 3.05%, 03/01/2029 (z)	25
365		ARM, 3.07%, 05/01/2033 (z)	388
38		ARM, 3.08%, 11/01/2030 (z)	39
126		ARM, 3.15%, 09/01/2033 (z)	130
4		ARM, 3.20%, 06/01/2026 (z)	4
2		ARM, 3.20%, 11/01/2021 (z)	2
11		ARM, 3.21%, 03/01/2038 (z)	12
218		ARM, 3.22%, 01/01/2025 (z)	229
28		ARM, 3.26%, 12/01/2028 (z)	29
72		ARM, 3.32%, 08/01/2026 (z)	74
3		ARM, 3.42%, 09/01/2019 (z)	3
130		ARM, 3.43%, 02/01/2034 (z)	136
22		ARM, 3.50%, 11/01/2023 - 07/01/2027 (z)	22
8		ARM, 6.00%, 01/01/2020 (z)	8
2,169		FNMA, 15 Year, Single Family, 4.00%, 02/01/2025	2,262
		FNMA, 20 Year, Single Family,
7,927		3.00%, 02/01/2033 - 07/01/2033	8,085
1,652		5.00%, 10/01/2023	1,785
		FNMA, 30 Year, FHA/VA,
14		7.00%, 03/01/2027	14
11		8.00%, 11/01/2027	12
12		8.50%, 10/01/2024	12
		FNMA, 30 Year, Single Family,
17,292		4.00%, 10/01/2042 - 02/01/2045	18,304
2,187		5.00%, 12/01/2039	2,422
672		5.50%, 08/01/2040	741
522		6.00%, 04/01/2039	593
81		7.50%, 06/01/2023 - 10/01/2030	84
54		FNMA, Other, 12.00%, 11/01/2030	58
1,230		GNMA I, 15 Year, Single Family, 4.50%, 10/15/2024	1,301
		GNMA I, 30 Year, Single Family,
6		7.00%, 06/15/2024	6
11		8.00%, 10/15/2027	12
4		9.00%, 11/15/2024	4
29		9.50%, 07/15/2025	31
		GNMA II, 30 Year, Single Family,
15		7.25%, 08/20/2022	15
25		7.40%, 02/20/2022 - 03/20/2022	26
6		7.50%, 10/20/2023	6
10		7.85%, 12/20/2021	10
33		8.00%, 07/20/2025 - 08/20/2026	38

		Total Mortgage-Backed Securities (Cost $48,705)	48,817

SHARES
Short-Term Investment — 8.9%
		Investment Company — 8.9%
98,457		JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) (Cost $98,493)	98,477

		Total Investments — 101.1% (Cost $1,116,356)	1,114,310
		Liabilities in Excess of Other Assets — (1.1)%	(11,811)

		NET ASSETS — 100.0%	$1,102,499

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2017.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
USD	—	United States Dollar
VA	—	Veterans Administration
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2017.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or (“NAV”) per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$188,481	$37,419	$225,900
Collateralized Mortgage Obligations	—	552,008	5,871	557,879
Commercial Mortgage-Backed Securities	—	24,627	6,211	30,838
Corporate Bonds
Consumer Discretionary	—	8,006	—	8,006
Energy	—	15,480	199	15,679
Financials	—	98,148	—	98,148
Health Care	—	5,863	—	5,863
Industrials	—	2,218	—	2,218
Information Technology	—	17,754	—	17,754
Materials	—	2,540	—	2,540
Telecommunication Services	—	1,312	—	1,312
Utilities	—	879	—	879

Total Corporate Bonds	—	152,200	199	152,399

Mortgage-Backed Securities	—	48,817	—	48,817
Short-Term Investment
Investment Company	98,477	—	—	98,477

Total Investments in Securities	$98,477	$966,133	$49,700	$1,114,310

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between levels 1 and 2 during the period ended November 30, 2017.

Transfers from level 2 and level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended November 30, 2017.

	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30 , 2017
Investments in Securities:
Asset-Backed Securities	$54,241	$(474)	$2,188		$15		$4,312	$(29,034)	$6,171	$—	$37,419
Collateralized Mortgage Obligations	10,670	—	61		(2)		—	(4,858)	—	—	5,871
Commercial Mortgage-Backed Securities	6,099	—	140		—		—	(28)	—	—	6,211
Corporate Bond — Energy	—	—	—	(a)	—	(a)	227	(28)	—	—	199

	$71,010	$(474)	$2,389		$13		$4,539	$(33,948)	$6,171	$—	$49,700

(a)	Amount rounds to less than 500.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $1,601,000.

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at November 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$37,419	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (7.06%)
			Constant Default Rate	0.00% - 19.69% (3.15%)
			Yield (Discount Rate of Cash Flows)	1.76% - 9.75% (3.50%)

Asset-Backed Securities	37,419
	5,871	Discounted Cash Flow	PSA Prepayment Model	300.00% (300.00%)
			Constant Prepayment Rate	0.50% - 10.29% (9.62%)
			Constant Default Rate	0.00% - 5.95% (0.14%)
			Yield (Discount Rate of Cash Flows)	1.80% - 7.04% (2.51%)

Collateralized Mortgage Obligations	5,871
	6,211	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.50% (0.32%)
			Constant Default Rate	0.00% - 3.00% (0.09%)
			Yield (Discount Rate of Cash Flows)	3.92% - 4.05% (4.04%)

Commercial Mortgage- Backed Securities	6,211
	199	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.24% (3.24%)

Corporate Bond	199

Total	$49,700

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 0.8%
	California — 0.2%
	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments,
2,000	Series H-3, Rev., VRDO, LOC: Bank of China, 1.32%, 12/07/2017 (z)	2,000
2,000	Series H-4, Rev., VRDO, LOC: Bank of China, 1.30%, 12/07/2017 (z)	2,000

		4,000

	New York — 0.6%
10,000	New York State Housing Finance Agency, 572 11th Avenue Housing, Rev., VRDO, 1.42%, 12/01/2017 (z)	10,000

	Total Municipal Bonds (Cost $14,000)	14,000

Repurchase Agreements — 5.8%
20,000	HSBC Securities USA, Inc., 1.41%, dated 11/30/2017, due 12/01/2017, repurchase price $20,001, collateralized by Corporate Bonds, 6.88% - 10.13%, due 12/15/2021 - 05/15/2023, with a value of $20,927.	20,000
25,000	Societe Generale SA, 1.26%, dated 11/30/2017, due 12/01/2017, repurchase price $25,001, collateralized by Corporate Bonds, 2.16% - 7.63%, due 09/14/2018 - 12/29/2099, Corporate Notes, 1.95% - 6.63%, due 02/13/2018 - 11/17/2045, and Sovereign Government Securities, 3.13% - 10.63%, due 01/30/2020 - 10/26/2026, with a value of $26,251.	25,000
25,000	Societe Generale SA, 1.40%, dated 11/30/2017, due 12/06/2017, repurchase price $25,006, collateralized by Asset-Backed Securities, 1.51%, due 04/25/2046, Corporate Bonds, 1.66% - 12.50%, due 12/15/2019 - 01/01/2099, Corporate Notes, 2.63%, due 04/19/2021 and Sovereign Government Securities, 2.63% - 9.25%, due 07/15/2019 - 01/21/2026, with a value of $26,749.	25,000
6,000	Wells Fargo Securities LLC, 1.26%, dated 11/30/2017, due 12/01/2017, repurchase price $6,000, collateralized by Sovereign Government Securities, 0.88% - 1.63%, due 01/16/2018 - 01/17/2020, with a value of $6,300.	6,000
13,000	Wells Fargo Securities LLC, 1.31%, dated 11/30/2017, due 12/05/2017, repurchase price $13,002, collateralized by Sovereign Government Securities, 1.38% - 1.63%, due 01/16/2018 - 06/01/2020, with a value of $13,653.	13,000
8,000	Wells Fargo Securities LLC, 1.36%, dated 11/30/2017, due 12/01/2017, repurchase price $8,000, collateralized by Asset-Backed Securities, 3.35%, due 11/27/2037, with a value of $8,802	8,000

	Total Repurchase Agreements (Cost $97,000)	97,000

Short-Term Investments — 92.9%
	Certificates of Deposit — 34.6%
	ABN AMRO Bank NV,
10,000	1.43%, 01/11/2018 (n)	9,984
5,000	1.45%, 01/02/2018 (n)	4,993
7,000	1.55%, 02/05/2018 (n)	6,980
10,000	Banco Del Estado De Chile, 1.18%, 12/06/2017	10,000
3,000	Bank of China Ltd., 1.75%, 01/16/2018 (n)	2,994
	Bank of Nova Scotia (The),
3,000	(ICE LIBOR USD 3 Month + 0.10%), 1.42%, 12/19/2017 (aa)	3,000
5,000	(ICE LIBOR USD 1 Month + 0.20%), 1.44%, 12/07/2017 (aa)	5,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
10,000	1.46%, 03/16/2018	10,000
6,000	(ICE LIBOR USD 1 Month + 0.22%), 1.55%, 12/27/2017 (aa)	6,000
	BNP Paribas SA,
10,000	(ICE LIBOR USD 1 Month + 0.19%), 1.43%, 12/06/2017 (aa)	10,000
10,000	1.46%, 03/16/2018	10,000
5,000	(ICE LIBOR USD 1 Month + 0.20%), 1.53%, 12/27/2017 (aa)	5,000
15,000	Chiba Bank Ltd., 1.50%, 01/25/2018	15,000
	China Construction Bank Corp.,
13,000	1.56%, 12/04/2017	13,000
5,000	1.56%, 12/18/2017	5,000
7,000	1.56%, 12/19/2017	7,000
7,000	1.62%, 01/12/2018	7,000
3,000	1.75%, 01/16/2018 (n)	2,994
	Commonwealth Bank of Australia,
5,000	(ICE LIBOR USD 1 Month + 0.25%), 1.53%, 12/20/2017 (aa)	5,000
3,000	(ICE LIBOR USD 1 Month + 0.44%), 1.70%, 12/16/2017 (aa)	3,000
5,000	(ICE LIBOR USD 1 Month + 0.41%), 1.72%, 12/23/2017 (aa)	5,000
	Cooperatieve Rabobank UA,
10,000	(ICE LIBOR USD 1 Month + 0.14%), 1.38%, 12/06/2017 (aa)	10,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
2,000	(ICE LIBOR USD 1 Month + 0.14%), 1.42%, 12/19/2017 (aa)	2,000
1,500	(ICE LIBOR USD 1 Month + 0.42%), 1.66%, 12/01/2017 (aa)	1,500
10,000	(ICE LIBOR USD 3 Month + 0.28%), 1.69%, 02/09/2018 (aa)	10,002
3,000	(ICE LIBOR USD 1 Month + 0.46%), 1.72%, 12/30/2017 (aa)	3,000
	Credit Industriel et Commercial,
7,000	(ICE LIBOR USD 1 Month + 0.13%), 1.37%, 12/02/2017 (aa)	7,000
5,000	(ICE LIBOR USD 1 Month + 0.17%), 1.41%, 12/12/2017 (aa)	5,000
2,000	(ICE LIBOR USD 1 Month + 0.14%), 1.42%, 12/18/2017 (aa)	2,000
9,000	(ICE LIBOR USD 1 Month + 0.17%), 1.45%, 12/28/2017 (aa)	9,000
	Credit Suisse AG,
4,000	(ICE LIBOR USD 1 Month + 0.20%), 1.44%, 12/01/2017 (aa)	4,000
3,000	(ICE LIBOR USD 1 Month + 0.19%), 1.47%, 12/13/2017 (aa)	3,000
	Dexia Credit Local SA,
10,000	(ICE LIBOR USD 1 Month + 0.17%), 1.41%, 12/12/2017 (aa)	10,000
6,000	(ICE LIBOR USD 1 Month + 0.19%), 1.54%, 12/31/2017 (aa)	6,000
15,000	(ICE LIBOR USD 1 Month + 0.25%), 1.58%, 12/24/2017 (aa)	15,000
	Industrial & Commercial Bank of China Ltd.,
12,000	1.56%, 12/19/2017	12,000
12,000	1.56%, 12/22/2017	12,000
	KBC Bank NV,
25,000	1.18%, 12/06/2017	25,000
4,000	1.38%, 12/21/2017 (n)	3,997
7,000	1.45%, 12/29/2017	6,992
5,000	1.52%, 01/05/2018 (n)	4,993
	La Banque Postale,
15,000	1.41%, 12/18/2017 (n)	14,990
10,000	1.50%, 12/28/2017 (n)	9,989
	Mitsubishi UFJ Trust & Banking Corp.,
3,000	(ICE LIBOR USD 1 Month + 0.18%), 1.42%, 12/28/2017 (aa)	3,000
5,000	(ICE LIBOR USD 1 Month + 0.22%), 1.46%, 12/01/2017 (aa)	5,000
3,000	(ICE LIBOR USD 1 Month + 0.20%), 1.47%, 12/04/2017 (aa)	3,000
5,000	1.49%, 02/05/2018	5,000
	Mizuho Bank Ltd.,
7,000	1.43%, 01/08/2018 (n)	6,989
10,000	(ICE LIBOR USD 3 Month + 0.11%), 1.43%, 12/19/2017 (aa)	10,000
10,000	(ICE LIBOR USD 1 Month + 0.20%), 1.44%, 12/06/2017 (aa)	10,000
10,000	1.47%, 01/19/2018 (n)	9,980
1,000	National Australia Bank Ltd., (ICE LIBOR USD 1 Month + 0.52%), 1.76%, 12/06/2017 (aa)	1,000
	Natixis SA,
10,000	(ICE LIBOR USD 1 Month + 0.20%), 1.44%, 12/18/2017 (aa)	10,000
10,000	(ICE LIBOR USD 1 Month + 0.16%), 1.50%, 12/19/2017 (aa)	10,000
	Norinchukin Bank,
10,000	(ICE LIBOR USD 1 Month + 0.16%), 1.40%, 12/06/2017 (aa)	10,000
5,000	(ICE LIBOR USD 1 Month + 0.16%), 1.44%, 12/20/2017 (aa)	5,000
5,000	(ICE LIBOR USD 1 Month + 0.17%), 1.50%, 12/23/2017 (aa)	5,000
	Royal Bank of Canada,
2,000	(ICE LIBOR USD 1 Month + 0.21%), 1.49%, 12/20/2017 (aa)	2,000
5,000	(ICE LIBOR USD 1 Month + 0.32%), 1.58%, 12/16/2017 (aa)	5,000
4,000	Standard Chartered Bank, (ICE LIBOR USD 1 Month + 0.16%), 1.51%, 12/29/2017 (aa)	4,000
	Sumitomo Mitsui Banking Corp.,
10,000	(ICE LIBOR USD 1 Month + 0.19%), 1.45%, 12/06/2017 (aa)	10,000
4,000	(ICE LIBOR USD 1 Month + 0.22%), 1.46%, 12/06/2017 (aa)	4,000
5,000	(ICE LIBOR USD 1 Month + 0.19%), 1.48%, 12/22/2017 (aa)	5,000
10,000	(ICE LIBOR USD 1 Month + 0.22%), 1.55%, 12/26/2017 (aa)	10,000
20,000	(ICE LIBOR USD 1 Month + 0.22%), 1.57%, 12/30/2017 (aa)	20,000
	Sumitomo Mitsui Trust Bank Ltd.,
10,000	(ICE LIBOR USD 1 Month + 0.19%), 1.43%, 12/20/2017 (aa)	10,000
5,000	(ICE LIBOR USD 1 Month + 0.20%), 1.48%, 12/19/2017 (aa)	5,000
8,000	(ICE LIBOR USD 1 Month + 0.24%), 1.59%, 12/29/2017 (aa)	8,000
	Svenska Handelsbanken AB,
5,000	(ICE LIBOR USD 1 Month + 0.14%), 1.38%, 12/11/2017 (aa)	5,000
5,000	(ICE LIBOR USD 1 Month + 0.16%), 1.43%, 12/17/2017 (aa)	5,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
3,000	(ICE LIBOR USD 1 Month + 0.13%), 1.46%, 12/30/2017 (aa)	3,000
5,000	(ICE LIBOR USD 1 Month + 0.15%), 1.48%, 12/27/2017 (aa)	5,000
	Toronto-Dominion Bank (The),
7,000	(ICE LIBOR USD 1 Month + 0.26%), 1.54%, 12/18/2017 (aa)	7,000
5,000	(ICE LIBOR USD 1 Month + 0.32%), 1.60%, 12/20/2017 (aa)	5,000
3,000	(ICE LIBOR USD 1 Month + 0.52%), 1.76%, 12/05/2017 (aa)	3,000
2,000	(ICE LIBOR USD 1 Month + 0.53%), 1.81%, 12/18/2017 (aa)	2,000
	Wells Fargo Bank NA,
15,000	(ICE LIBOR USD 1 Month + 0.23%), 1.47%, 12/12/2017 (aa)	15,000
5,000	(ICE LIBOR USD 1 Month + 0.25%), 1.53%, 12/19/2017 (aa)	5,000
10,000	(ICE LIBOR USD 1 Month + 0.23%), 1.56%, 12/27/2017 (aa)	10,000
15,000	(ICE LIBOR USD 1 Month + 0.21%), 1.56%, 12/30/2017 (aa)	15,000
2,000	(ICE LIBOR USD 3 Month + 0.35%), 1.70%, 01/09/2018 (aa)	2,000

		583,377

	Commercial Paper — 30.0%
10,000	Alpine Securitization Ltd., 1.47%, 01/22/2018 (e) (n)	9,979
	Antalis SA,
2,000	1.37%, 12/06/2017 (e) (n)	2,000
7,000	1.37%, 01/03/2018 (e) (n)	6,991
6,000	Atlantic Asset Securitization LLC, (ICE LIBOR USD 1 Month + 0.16%), 1.40%, 12/03/2017 (aa)	6,000
10,000	Bank Nederlandse Gemeenten NV, 1.41%, 01/31/2018 (e) (n)	9,976
	Bank of China Ltd.,
5,000	1.62%, 01/16/2018 (n)	4,990
5,000	1.64%, 01/04/2018 (n)	4,992
1,000	Bank of Nova Scotia (The), (ICE LIBOR USD 1 Month + 0.40%), 1.69%, 12/21/2017 (aa)	1,000
	Bedford Row Funding Corp.,
3,000	(ICE LIBOR USD 1 Month + 0.22%), 1.46%, 12/11/2017 (aa)	3,000
15,000	(ICE LIBOR USD 1 Month + 0.24%), 1.48%, 12/13/2017 (aa)	15,000
20,000	(ICE LIBOR USD 1 Month + 0.24%), 1.48%, 12/18/2017 (aa)	20,000
3,000	(ICE LIBOR USD 3 Month + 0.15%), 1.51%, 01/20/2018 (aa)	3,000
5,000	(ICE LIBOR USD 3 Month + 0.19%), 1.51%, 12/20/2017 (aa)	5,000
7,000	(ICE LIBOR USD 1 Month + 0.46%), 1.70%, 12/17/2017 (aa)	7,000
3,000	BNP Paribas SA, 1.46%, 01/16/2018 (e) (n)	2,994
20,000	Caisse d’Amortissement de la Dette Sociale, 1.40%, 01/31/2018 (e) (n)	19,953
5,000	Caisse des Depots et Consignations, 1.42%, 02/01/2018 (e) (n)	4,988
	Canadian Imperial Bank of Commerce,
5,000	(ICE LIBOR USD 1 Month + 0.17%), 1.41%, 12/03/2017 (aa)	5,000
5,000	(ICE LIBOR USD 1 Month + 0.17%), 1.41%, 12/06/2017 (aa)	5,000
5,000	(ICE LIBOR USD 1 Month + 0.15%), 1.43%, 12/21/2017 (aa)	5,000
20,000	Cancara Asset Securitisation LLC, 1.44%, 02/13/2018 (e) (n)	19,941
	Commonwealth Bank of Australia,
10,000	(ICE LIBOR USD 1 Month + 0.20%), 1.44%, 12/06/2017 (aa)	10,000
20,000	(ICE LIBOR USD 1 Month + 0.20%), 1.44%, 12/17/2017 (aa)	19,999
15,000	(ICE LIBOR USD 1 Month + 0.18%), 1.45%, 12/23/2017 (aa)	14,999
5,000	Credit Suisse AG, (ICE LIBOR USD 1 Month + 0.20%), 1.44%, 12/01/2017 (aa)	5,000
5,000	Crown Point Capital Co. LLC, Series A, 1.53%, 03/22/2018 (e) (n)	4,977
3,000	DNB Bank ASA, (ICE LIBOR USD 1 Month + 0.15%), 1.43%, 12/20/2017 (aa)	3,000
33,000	First Abu Dhabi Bank PJSC, 1.24%, 12/06/2017 (n)	32,994
	HSBC Bank plc,
5,000	(ICE LIBOR USD 1 Month + 0.16%), 1.40%, 12/07/2017 (aa)	5,000
25,000	(ICE LIBOR USD 1 Month + 0.16%), 1.42%, 12/16/2017 (aa)	25,000
	ING US Funding LLC,
5,000	(ICE LIBOR USD 1 Month + 0.15%), 1.39%, 12/07/2017 (aa)	5,000
15,000	(ICE LIBOR USD 1 Month + 0.19%), 1.43%, 12/13/2017 (aa)	15,000
	Kells Funding LLC,
7,000	(ICE LIBOR USD 1 Month + 0.10%), 1.36%, 12/29/2017 (e) (aa)	7,000
10,000	1.41%, 03/05/2018 (e) (n)	9,963
	Lexington Parker Capital Co. LLC,
10,000	1.40%, 01/03/2018 (e) (n)	9,987
2,000	1.51%, 03/08/2018 (e) (n)	1,992

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
3,000	LMA-Americas LLC, 1.48%, 01/22/2018 (e) (n)	2,994
	Macquarie Bank Ltd.,
3,000	1.48%, 01/25/2018 (e) (n)	2,993
5,000	1.53%, 02/16/2018 (n)	4,984
5,000	Nederlandse Waterschapsbank NV, 1.40%, 01/29/2018 (e) (n)	4,989
10,000	Nieuw Amsterdam Receivables Corp., 1.37%, 01/16/2018 (e) (n)	9,982
	NRW Bank,
3,000	1.44%, 02/27/2018 (e) (n)	2,989
10,000	1.44%, 02/22/2018 (e) (n)	9,967
1,500	Old Line Funding LLC, (ICE LIBOR USD 1 Month + 0.16%), 1.42%, 12/09/2017 (e) (aa)	1,500
10,000	Oversea-Chinese Banking Corp. Ltd., 1.46%, 03/21/2018 (e) (n)	9,956
10,000	Standard Chartered Bank, 1.61%, 04/26/2018 (e) (n)	9,935
	Starbird Funding Corp.,
5,000	1.35%, 12/07/2017 (e) (n)	4,999
10,000	1.37%, 01/08/2018 (e) (n)	9,985
	Swedbank AB,
5,000	1.42%, 02/07/2018 (n)	4,986
5,000	1.43%, 02/16/2018 (n)	4,985
3,000	Thunder Bay Funding LLC, (ICE LIBOR USD 1 Month + 0.23%), 1.47%, 12/16/2017 (aa)	3,000
10,000	Toronto-Dominion Bank (The), (ICE LIBOR USD 1 Month + 0.20%), 1.54%, 12/22/2017 (aa)	10,000
4,000	Toyota Credit Canada, Inc., 1.46%, 03/12/2018 (n)	3,984
3,000	Toyota Finance Australia Ltd., (ICE LIBOR USD 1 Month + 0.19%), 1.48%, 12/21/2017 (aa)	3,000
25,000	Toyota Motor Credit Corp., (ICE LIBOR USD 1 Month + 0.25%), 1.50%, 12/08/2017 (aa)	25,000
	UBS AG,
5,000	(ICE LIBOR USD 1 Month + 0.15%), 1.39%, 12/08/2017 (aa)	5,000
10,000	(ICE LIBOR USD 1 Month + 0.22%), 1.47%, 12/20/2017 (aa)	10,000
	Westpac Banking Corp.,
10,000	(ICE LIBOR USD 1 Month + 0.19%), 1.43%, 12/11/2017 (aa)	10,000
5,000	(ICE LIBOR USD 1 Month + 0.23%), 1.47%, 12/20/2017 (e) (aa)	5,000
3,000	(ICE LIBOR USD 1 Month + 0.17%), 1.50%, 12/02/2017 (aa)	3,000
10,000	(ICE LIBOR USD 1 Month + 0.19%), 1.52%, 12/10/2017 (aa)	10,000

		504,943

	Time Deposits — 28.3%
25,000	BNP Paribas SA, 1.18%, 12/04/2017	25,000
25,000	Canadian Imperial Bank of Commerce, 1.08%, 12/01/2017	25,000
40,000	China Construction Bank Corp., 1.20%, 12/01/2017	40,000
	Cooperatieve Rabobank UA,
7,000	1.17%, 12/01/2017	7,000
35,000	1.20%, 12/06/2017	35,000
70,000	Credit Agricole Corporate & Investment Bank SA, 1.09%, 12/01/2017	70,000
50,000	DNB Bank ASA, 1.08%, 12/01/2017	50,000
40,000	DZ Bank AG, 1.09%, 12/01/2017	40,000
27,000	Industrial & Commercial Bank of China Ltd., 1.20%, 12/01/2017	27,000
	ING Bank NV,
20,000	1.19%, 12/01/2017	20,000
25,000	1.21%, 12/06/2017	25,000
37,896	Natixis SA, 1.09%, 12/01/2017	37,896
25,000	Nordea Bank AB, 1.08%, 12/01/2017	25,000
50,000	Swedbank AB, 1.17%, 12/06/2017	50,000

		476,896

	Total Short-Term Investments (Cost $1,565,216)	1,565,216

	Total Investments — 99.5% (Cost $1,676,216)*	1,676,216
	Other Assets in Excess of Liabilities — 0.5%	7,881

	NET ASSETS — 100.0%	$1,684,097

Percentages indicated are based on net assets.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LOC	—	Letter of Credit
Rev.	—	Revenue
USD	—	United States Dollar
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2017.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

		Level 2	Level 3
	Level 1 Quoted prices	Other significant observable inputs	Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,676,216	$—	$1,676,216

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 13.2%
618	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 4.79%, 01/25/2034 (bb)	634
2,928	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.12%, 10/25/2056 (e) (bb)	2,921
2,139	Series 2017-A, Class A, SUB, 3.47%, 04/25/2057 (e) (bb)	2,146
	American Homes 4 Rent Trust,
3,255	Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (e)	3,401
4,085	Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (e) (bb)	4,392
1,500	Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (e)	1,677
7,973	Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (e)	8,261
5,850	Series 2014-SFR3, Class B, 4.20%, 12/17/2036 (e) (bb)	6,155
1,570	Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (e)	1,662
3,650	Series 2014-SFR3, Class D, 5.04%, 12/17/2036 (e) (bb)	3,905
3,172	Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (e) (bb)	3,578
1,906	Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (e) (bb)	1,950
4,390	Series 2015-SFR1, Class D, 4.41%, 04/17/2052 (e) (bb)	4,514
3,030	Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (e) (bb)	3,299
1,929	Series 2015-SFR2, Class A, 3.73%, 10/17/2045 (e) (bb)	2,010
3,100	Series 2015-SFR2, Class D, 5.04%, 10/17/2045 (e) (bb)	3,320
3,600	Series 2015-SFR2, Class E, 6.07%, 10/17/2045 (e) (bb)	4,016
6,652	AMSR Trust, Series 2016-SFR1, Class D, 3.65%, 11/17/2033 (e) (z) (bb)	6,714
	Anchor Assets IX LLC,
8,650	Series 2016-1, Class A, 5.13%, 02/15/2020 (e) (bb)	8,650
5,725	Series 2016-1, Class B, 6.25%, 02/15/2020 (e) (bb)	5,725
	B2R Mortgage Trust,
4,615	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	4,579
3,713	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	3,758
2,868	Series 2016-1, Class A, 2.57%, 06/15/2049 (e)	2,833
2,000	Series 2016-1, Class B, 3.87%, 06/15/2049 (e) (bb)	1,994
1,245	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 (e) (bb)	1,230
75	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, 1.70%, 04/25/2036 (z) (bb)	74
632	BXG Receivables Note Trust, Series 2012-A, Class A, 2.66%, 12/02/2027 (e)	624
942	CAM Mortgage Trust, Series 2016-2, Class A1, SUB, 3.25%, 06/15/2057 (e) (bb)	943
3,972	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.00%, 12/05/2023 (bb)	3,963
	Chase Funding Trust,
1,360	Series 2002-3, Class 1A5, SUB, 5.91%, 06/25/2032 (bb)	1,333
636	Series 2003-4, Class 1A5, SUB, 5.28%, 05/25/2033 (bb)	645
499	Series 2003-6, Class 1A7, SUB, 5.11%, 11/25/2034 (bb)	510
37	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.95%, 04/25/2032 (e) (bb)	36
	Citigroup Mortgage Loan Trust, Inc.,
51	Series 2003-HE3, Class A, 2.09%, 12/25/2033 (z)	51
154	Series 2004-HE1, Class A, 1.66%, 09/25/2033 (e) (z) (bb)	153
	Colony American Finance Ltd., (Cayman Islands),
1,464	Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	1,459
2,115	Series 2016-2, Class A, 2.55%, 11/15/2048 (e)	2,077
	Diamond Resorts Owner Trust,
2,143	Series 2017-1A, Class A, 3.27%, 10/22/2029 (e)	2,132
1,461	Series 2017-1A, Class B, 4.11%, 10/22/2029 (e) (bb)	1,454
	FirstKey Lending Trust,
5,245	Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	5,220
1,442	Series 2015-SFR1, Class B, 3.42%, 03/09/2047 (e) (bb)	1,447
114	FNMA REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.61%, 01/25/2032	121
2,239	Golden Bear LLC, Series 2016-R, Class R, 5.65%, 09/20/2047 (e) (bb)	2,265
685	Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052 (e)	689
1,554	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class DT1, 4.06%, 10/15/2048 (e) (bb)	1,544
2,467	Hero Funding, (Cayman Islands), Series 2017-3A, Class A2, 3.95%, 09/20/2048 (e)	2,528

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	HERO Funding II, (Cayman Islands),
2,952	Series 2016-3B, Class B, 5.24%, 09/20/2042 (e) (bb)	3,003
3,589	Series 2016-4B, Class B, 5.75%, 09/20/2047 (e) (bb)	3,601
	HERO Funding Trust,
2,977	Series 2016-2A, Class A, 3.75%, 09/20/2041 (e)	3,016
2,003	Series 2016-3A, Class A1, 3.08%, 09/20/2042 (e)	1,974
5,780	Series 2016-4A, Class A1, 3.57%, 09/20/2047 (e)	5,838
5,780	Series 2016-4A, Class A2, 4.29%, 09/20/2047 (e)	5,981
2,414	Series 2017-1A, Class A2, 4.46%, 09/20/2047 (e)	2,491
3,643	Series 2017-2A, Class A1, 3.28%, 09/20/2048 (e)	3,634
2,322	Hero Residual Funding, (Cayman Islands), Series 2016-1R, Class A1, 4.50%, 09/21/2042 (e)	2,310
116	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, 1.53%, 03/25/2036 (z)(bb)	109
	KGS-Alpha SBA COOF Trust,
2,584	Series 2012-3, Class A, IO, 1.34%, 09/25/2026 (e) (z) (bb)	39
17,396	Series 2012-4, Class A, IO, 1.06%, 09/25/2037 (e) (z) (bb)	506
11,170	Series 2012-6, Class A, IO, 0.60%, 05/25/2039 (e) (z) (bb)	179
3,378	Series 2015-2, Class A, IO, 2.81%, 07/25/2041 (e) (z)	356
	Long Beach Mortgage Loan Trust,
1,123	Series 2004-1, Class M1, 2.08%, 02/25/2034 (z) (bb)	1,124
95	Series 2006-WL2, Class 2A3, 1.53%, 01/25/2036 (z) (bb)	95
	LV Tower 52 Issuer,
3,929	Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	3,929
1,555	Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	1,555
89,790	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class IO, IO, 0.30%, 03/25/2032 (bb)	669
2,021	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.08%, 10/15/2040 (e) (bb)	2,270
	Mid-State Capital Trust,
853	Series 2010-1, Class A, 3.50%, 12/15/2045 (e)	869
1,316	Series 2010-1, Class M, 5.25%, 12/15/2045 (e) (bb)	1,379
	Nationstar HECM Loan Trust,
273	Series 2016-2A, Class A, 2.24%, 06/25/2026 (e) (z)	274
4,701	Series 2016-2A, Class M1, 3.60%, 06/25/2026 (e) (z)	4,719
936	Series 2016-3A, Class A, 2.01%, 08/25/2026 (e)	936
498	Series 2016-3A, Class M1, 3.15%, 08/25/2026 (e) (bb)	499
398	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.13%, 11/25/2033 (bb)	402
6,106	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class DT2, 4.01%, 10/15/2049 (e) (bb)	6,068
	NRPL Trust,
1,083	Series 2015-1A, Class A1, SUB, 3.88%, 11/01/2054 (e)	1,082
1,000	Series 2015-1A, Class A2, SUB, 3.88%, 11/01/2054 (e)	1,003
3,113	Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e) (bb)	3,120
1,000	Series 2015-2A, Class A2, SUB, 3.75%, 10/25/2057 (e) (bb)	997
1,048	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class BT1, 3.29%, 06/15/2049 (e)	1,046
	Ocwen Master Advance Receivables Trust,
3,600	Series 2016-T1, Class AT1, 2.52%, 08/17/2048 (e)	3,582
1,522	Series 2016-T2, Class BT2, 3.26%, 08/16/2049 (e) (bb)	1,519
3,025	Series 2016-T2, Class DT2, 4.45%, 08/16/2049 (e) (bb)	2,951
724	Series 2017-T1, Class AT1, 2.50%, 09/15/2048 (e)	725
2,502	Series 2017-T1, Class BT1, 2.89%, 09/15/2048 (e) (bb)	2,507
	Progress Residential Trust,
7,198	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	7,179
1,761	Series 2015-SFR2, Class B, 3.14%, 06/12/2032 (e) (bb)	1,761
3,745	Series 2015-SFR2, Class C, 3.44%, 06/12/2032 (e) (bb)	3,757
6,000	Series 2015-SFR2, Class D, 3.68%, 06/12/2032 (e) (bb)	6,019
2,070	Series 2015-SFR2, Class E, 4.43%, 06/12/2032 (e) (bb)	2,094
5,824	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e)	5,853
2,000	Series 2015-SFR3, Class C, 4.33%, 11/12/2032 (e)	2,052

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,093	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e)	2,156
4,350	Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (e)	4,550
2,320	Series 2017-SFR2, Class C, 3.40%, 12/17/2034 (e)	2,297
3,569	RCO Trust, Series 2016-SFR1, Class M1, 4.50%, 11/25/2051 (e) (z) (bb)	3,563
480	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.68%, 06/25/2037 (bb)	233
	Renew, (Cayman Islands),
941	Series 2017-1A, Class A, 3.67%, 09/20/2052 (e)	940
2,478	Series 2017-1A, Class B, 5.75%, 09/20/2052 (e) (bb)	2,524
4,614	Rice Park Financing Trust, Series 2016-A, Class A, 4.63%, 10/31/2041 (e) (bb)	4,614
142	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.78%, 06/25/2033 (bb)	144
89	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.44%, 01/25/2036 (bb)	80
3,159	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T1, Class DT1, 3.88%, 11/16/2048 (e) (bb)	3,164
	Structured Asset Securities Corp. Pass-Through Certificates,
281	Series 2002-AL1, Class A2, 3.45%, 02/25/2032 (bb)	279
630	Series 2002-AL1, Class A3, 3.45%, 02/25/2032 (bb)	620
1,247	Tricon American Homes Trust, Series 2016-SFR1, Class C, 3.49%, 11/17/2033 (e) (bb)	1,248
2,750	VM DEBT LLC, Series 2017-1, Class A, 6.50%, 10/02/2024 (e) (bb)	2,750
786	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	790
857	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	861
1,490	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.38%, 05/28/2047 (e) (bb)	1,495
1,673	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e)	1,676
522	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.38%, 11/27/2045 (e) (bb)	524
3,846	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	3,844
	Westgate Resorts LLC,
117	Series 2015-1A, Class A, 2.75%, 05/20/2027 (e)	117
2,285	Series 2015-2A, Class A, 3.20%, 07/20/2028 (e)	2,291
2,479	Series 2015-2A, Class B, 4.00%, 07/20/2028 (e)	2,489
4,963	Series 2016-1A, Class B, 4.50%, 12/20/2028 (e)	5,000

	Total Asset-Backed Securities (Cost $272,994)	275,913

Collateralized Mortgage Obligations — 27.6%
1,132	Access PT Funding Trust, Series 2016-1, 6.25%, 02/16/2021 (bb)	1,132
	Alternative Loan Trust,
340	Series 2002-11, Class M, 6.50%, 10/25/2032 (bb)	330
1,117	Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	1,143
13	Series 2004-J3, Class 4A1, 4.75%, 04/25/2019	13
635	Series 2005-1CB, Class 1A6, IF, IO, 5.77%, 03/25/2035 (z) (bb)	115
3,361	Series 2005-20CB, Class 3A8, IF, IO, 3.42%, 07/25/2035 (z) (bb)	393
2,582	Series 2005-22T1, Class A2, IF, IO, 3.74%, 06/25/2035 (z) (bb)	331
108	Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	85
4,684	Series 2005-37T1, Class A2, IF, IO, 3.72%, 09/25/2035 (z) (bb)	622
701	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	664
4,165	Series 2005-54CB, Class 1A2, IF, IO, 3.52%, 11/25/2035 (z) (bb)	489
21	Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	21
444	Series 2005-57CB, Class 3A2, IF, IO, 3.77%, 12/25/2035 (z) (bb)	54
353	Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	351
410	Series 2005-86CB, Class A11, 5.50%, 02/25/2036	363
584	Series 2005-J1, Class 1A4, IF, IO, 3.77%, 02/25/2035 (z)	21
13,050	Series 2006-7CB, Class 1A2, IF, IO, 3.97%, 05/25/2036 (z) (bb)	2,470
486	Series 2006-26CB, Class A9, 6.50%, 09/25/2036	408
56	American General Mortgage Loan Trust, Series 2006-1, Class A5, 5.75%, 12/25/2035 (e) (z)	58
	Angel Oak Mortgage Trust LLC,
237	Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	236

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,333	Series 2015-1, Class M, SUB, 5.50%, 11/25/2045 (e) (bb)	1,326
833	Series 2017-1, Class A3, 3.64%, 01/25/2047 (e) (z)	838
	ASG Resecuritization Trust,
273	Series 2009-3, Class A65, 2.88%, 03/26/2037 (e) (z)	274
347	Series 2011-1, Class 2A35, 6.00%, 09/28/2036 (e)	284
382	Series 2011-1, Class 3A50, 3.62%, 11/28/2035 (e) (z)	380
	Banc of America Alternative Loan Trust,
1,308	Series 2005-1, Class CBIO, IO, 5.50%, 02/25/2035 (bb)	247
1,133	Series 2005-12, Class CBIO, IO, 5.75%, 01/25/2036 (bb)	189
	Banc of America Funding Trust,
92	Series 2004-1, Class PO, PO, 03/25/2034 (bb)	77
239	Series 2004-3, Class 1A1, 5.50%, 10/25/2034	246
318	Series 2004-C, Class 1A1, 3.88%, 12/20/2034 (z)	318
363	Series 2005-1, Class 30IO, IO, 5.50%, 02/25/2035 (bb)	64
57	Series 2005-4, Class 30PO, PO, 08/25/2035 (z) (bb)	50
221	Series 2005-6, Class 2A7, 5.50%, 10/25/2035	215
28	Series 2005-7, Class 30PO, PO, 11/25/2035	24
117	Series 2005-8, Class 30PO, PO, 01/25/2036 (z)	88
623	Series 2005-E, Class 4A1, 3.52%, 03/20/2035 (z)	633
	Banc of America Mortgage Trust,
149	Series 2003-C, Class 3A1, 3.75%, 04/25/2033 (z)	151
470	Series 2003-J, Class 3A2, 3.83%, 11/25/2033 (z)	473
18	Series 2004-9, Class 3A1, 6.50%, 09/25/2032	19
309	Series 2004-C, Class 2A2, 3.73%, 04/25/2034 (z)	310
373	Series 2004-J, Class 3A1, 3.92%, 11/25/2034 (z)	373
	BCAP LLC Trust,
219	Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (e) (z)	226
1,927	Series 2010-RR7, Class 2A1, 3.18%, 07/26/2045 (e) (z)	1,901
84	Series 2012-RR1, Class 5A1, 2.48%, 07/26/2037 (e) (z)	85
806	Series 2012-RR10, Class 1A1, 1.47%, 02/26/2037 (e) (z)	805
151	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, 1.83%, 03/25/2035 (z)	150
	Bear Stearns ARM Trust,
225	Series 2003-4, Class 3A1, 3.58%, 07/25/2033 (z)	226
78	Series 2003-7, Class 3A, 3.39%, 10/25/2033 (z)	78
342	Series 2004-1, Class 12A1, 3.62%, 04/25/2034 (z)	343
144	Series 2004-2, Class 14A, 3.57%, 05/25/2034 (z)	144
613	Series 2005-5, Class A1, 3.28%, 08/25/2035 (z)	624
928	Series 2006-1, Class A1, 3.67%, 02/25/2036 (z)	930
432	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.75%, 10/25/2033	445
64	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/2033 (bb)	58
	Chase Mortgage Finance Trust,
1,786	Series 2007-A1, Class 1A3, 3.65%, 02/25/2037 (z)	1,780
157	Series 2007-A1, Class 2A1, 3.69%, 02/25/2037 (z)	158
160	Series 2007-A1, Class 7A1, 3.58%, 02/25/2037 (z)	160
528	Series 2007-A1, Class 9A1, 3.57%, 02/25/2037 (z)	525
424	Series 2007-A2, Class 2A1, 3.58%, 07/25/2037 (z)	430
	CHL Mortgage Pass-Through Trust,
214	Series 2004-3, Class A26, 5.50%, 04/25/2034	218
37	Series 2004-3, Class PO, PO, 04/25/2034 (bb)	33
621	Series 2004-5, Class 1A4, 5.50%, 06/25/2034	630
82	Series 2004-7, Class 2A1, 3.53%, 06/25/2034 (z)	83
342	Series 2004-13, Class 1A4, 5.50%, 08/25/2034	350
111	Series 2004-HYB1, Class 2A, 3.29%, 05/20/2034 (z)	112
546	Series 2004-HYB3, Class 2A, 3.18%, 06/20/2034 (z)	547
321	Series 2004-HYB6, Class A3, 3.49%, 11/20/2034 (z)	326
18	Series 2004-J8, Class 1A2, 4.75%, 11/25/2019	18
180	Series 2005-16, Class A23, 5.50%, 09/25/2035	177

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
958		Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (z)	840
2,558		Series 2007-4, Class 1A52, IF, IO, 4.07%, 05/25/2037 (z) (bb)	405
45		Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/2035	38
		Citigroup Global Markets Mortgage Securities VII, Inc.,
300		Series 2003-HYB1, Class A, 3.74%, 09/25/2033 (z)	303
1		Series 2003-UP2, Class PO1, PO, 12/25/2018 (bb)	1
		Citigroup Mortgage Loan Trust,
151		Series 2009-8, Class 4A1, 6.00%, 11/25/2036 (e)	152
506		Series 2009-10, Class 1A1, 3.32%, 09/25/2033 (e) (z)	513
275		Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (e) (z)	279
77		Series 2009-11, Class 3A1, 5.75%, 05/25/2037 (e) (z)	77
708		Series 2015-A, Class B2, 4.50%, 06/25/2058 (e) (z)	688
		Citigroup Mortgage Loan Trust, Inc.,
91		Series 2003-1, Class 2A5, 5.25%, 10/25/2033	92
44		Series 2003-1, Class PO3, PO, 09/25/2033 (bb)	41
8		Series 2003-1, Class WA2, 6.50%, 06/25/2031 (bb)	8
8		Series 2003-1, Class WPO2, PO, 06/25/2031 (bb)	7
17		Series 2003-UP3, Class A3, 7.00%, 09/25/2033	17
29		Series 2003-UST1, Class A1, 5.50%, 12/25/2018	28
6		Series 2003-UST1, Class PO1, PO, 12/25/2018 (bb)	6
1		Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	1
182		Series 2004-UST1, Class A3, 3.29%, 08/25/2034 (z)	184
139		Series 2004-UST1, Class A6, 3.25%, 08/25/2034 (z)	136
176		Series 2005-1, Class 2A1A, 2.44%, 02/25/2035 (z)	153
458		Series 2005-2, Class 2A11, 5.50%, 05/25/2035	471
546		Series 2005-5, Class 1A2, 4.17%, 08/25/2035 (z)	460
1,618		Conix Mortgage Asset Trust, Series 2013-1, Class A12/25/2047 (d) (z) (bb)	174
		Credit Suisse First Boston Mortgage Securities Corp.,
666		Series 2003-1, Class DB1, 6.69%, 02/25/2033 (z)	671
186		Series 2003-21, Class 1A4, 5.25%, 09/25/2033	191
518		Series 2003-AR15, Class 3A1, 3.74%, 06/25/2033 (z)	519
119		Series 2004-5, Class 3A1, 5.25%, 08/25/2019	120
847		Series 2004-AR2, Class 2A1, 3.48%, 03/25/2034 (z)	865
		CSFB Mortgage-Backed Pass-Through Certificates,
658		Series 2003-27, Class 5A3, 5.25%, 11/25/2033	666
356		Series 2003-27, Class 5A4, 5.25%, 11/25/2033	361
376		Series 2003-29, Class 1A1, 6.50%, 12/25/2033	400
256		Series 2003-29, Class 5A1, 7.00%, 12/25/2033	275
317		Series 2004-4, Class 2A4, 5.50%, 09/25/2034	330
355		Series 2004-8, Class 1A4, 5.50%, 12/25/2034	371
1,158		Series 2005-4, Class 2X, IO, 5.50%, 06/25/2035 (z) (bb)	183
824		Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 (bb)	14
431		CSMC, Series 2010-11R, Class A6, 2.34%, 06/28/2047 (e) (z)	431
134		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 2A1, 5.70%, 02/25/2020 (z)	134
		FHLMC REMIC,
–	(h)	Series 22, Class C, 9.50%, 04/15/2020	—	(h)
1		Series 23, Class F, 9.60%, 04/15/2020	1
1		Series 30, Class D, 9.50%, 02/15/2020	1
–	(h)	Series 47, Class F, 10.00%, 06/15/2020	—	(h)
–	(h)	Series 77, Class H, 8.50%, 09/15/2020	—	(h)
–	(h)	Series 81, Class A, 8.13%, 11/15/2020	—	(h)
–	(h)	Series 84, Class F, 9.20%, 10/15/2020	1
1		Series 99, Class Z, 9.50%, 01/15/2021	1
–	(h)	Series 180, Class J, HB, IO, 1,010.00%, 09/15/2021	—	(h)
–	(h)	Series 186, Class I, HB, IO, 1,009.50%, 08/15/2021	—	(h)

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
–	(h)	Series 189, Class K, HB, IO, 1,009.50%, 10/15/2021	—	(h)
–	(h)	Series 204, Class E, HB, IF, IO, 1,639.90%, 05/15/2023 (z)	—	(h)
–	(h)	Series 1045, Class G, HB, IO, 1,066.21%, 02/15/2021	—	(h)
1		Series 1065, Class J, 9.00%, 04/15/2021	1
1		Series 1079, Class S, HB, IF, 29.75%, 05/15/2021 (z)	1
–	(h)	Series 1082, Class D, HB, IO, 1,007.78%, 05/15/2021	—	(h)
–	(h)	Series 1084, Class F, 2.20%, 05/15/2021 (z)	1
–	(h)	Series 1084, Class S, HB, IF, 39.60%, 05/15/2021 (z)	—	(h)
2		Series 1133, Class H, 7.00%, 09/15/2021	2
5		Series 1144, Class KB, 8.50%, 09/15/2021	5
–	(h)	Series 1172, Class L, HB, IO, 1,181.25%, 11/15/2021 (z)	—	(h)
–	(h)	Series 1196, Class B, HB, IF, IO, 1,104.54%, 01/15/2022 (z)	—	(h)
11		Series 1343, Class LA, 8.00%, 08/15/2022	12
6		Series 1343, Class LB, 7.50%, 08/15/2022	6
16		Series 1374, Class Z, 7.00%, 10/15/2022	17
5		Series 1395, Class G, 6.00%, 10/15/2022	5
38		Series 1401, Class J, 7.00%, 10/15/2022	40
67		Series 1466, Class PZ, 7.50%, 02/15/2023	73
2		Series 1470, Class F, 1.73%, 02/15/2023 (z)	2
2		Series 1505, Class QB, IF, 17.85%, 05/15/2023 (z)	2
18		Series 1518, Class G, IF, 7.70%, 05/15/2023 (z)	20
11		Series 1526, Class L, 6.50%, 06/15/2023	11
21		Series 1541, Class O, 1.66%, 07/15/2023 (z)	21
193		Series 1552, Class IA, IF, 16.94%, 08/15/2023 (z)	248
5		Series 1570, Class F, 2.23%, 08/15/2023 (z)	5
12		Series 1570, Class SA, HB, IF, 23.84%, 08/15/2023 (z)	17
52		Series 1578, Class K, 6.90%, 09/15/2023	55
6		Series 1578, Class V, IO, 7.00%, 09/15/2023	1
107		Series 1591, Class PV, 6.25%, 10/15/2023	115
15		Series 1602, Class SA, IF, 18.69%, 10/15/2023 (z)	20
135		Series 1628, Class LZ, 6.50%, 12/15/2023	144
136		Series 1638, Class H, 6.50%, 12/15/2023	146
83		Series 1644, Class K, 6.75%, 12/15/2023	89
156		Series 1658, Class GZ, 7.00%, 01/15/2024	169
6		Series 1671, Class QC, IF, 10.00%, 02/15/2024 (z)	8
75		Series 1677, Class Z, 7.50%, 07/15/2023	83
4		Series 1686, Class SH, IF, 16.42%, 02/15/2024 (z)	5
69		Series 1695, Class EB, 7.00%, 03/15/2024	74
9		Series 1699, Class FC, 1.85%, 03/15/2024 (z)	9
19		Series 1745, Class D, 7.50%, 08/15/2024	21
238		Series 1760, Class ZD, 1.83%, 02/15/2024 (z)	237
28		Series 1798, Class F, 5.00%, 05/15/2023	29
1		Series 1807, Class G, 9.00%, 10/15/2020	1
220		Series 1813, Class I, PO, 11/15/2023	209
852		Series 1813, Class J, IF, IO, 4.75%, 11/15/2023 (z)	69
40		Series 1829, Class ZB, 6.50%, 03/15/2026	43
82		Series 1863, Class Z, 6.50%, 07/15/2026	91
6		Series 1865, Class D, PO, 02/15/2024	6
40		Series 1899, Class ZE, 8.00%, 09/15/2026	46
33		Series 1963, Class Z, 7.50%, 01/15/2027	37
12		Series 1985, Class PR, IO, 8.00%, 07/15/2027	1
15		Series 1987, Class PE, 7.50%, 09/15/2027	17
102		Series 2033, Class J, 5.60%, 06/15/2023	107
6		Series 2033, Class SN, HB, IF, IO, 28.16%, 03/15/2024 (z)	2
9		Series 2038, Class PN, IO, 7.00%, 03/15/2028	2
83		Series 2040, Class PE, 7.50%, 03/15/2028	95

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
7	Series 2042, Class T, 7.00%, 03/15/2028	8
28	Series 2060, Class Z, 6.50%, 05/15/2028	31
65	Series 2061, Class DC, IO, 6.50%, 06/15/2028	7
5,997	Series 2065, Class PX, IO, 0.75%, 08/17/2027	107
178	Series 2075, Class PH, 6.50%, 08/15/2028	198
26	Series 2086, Class GB, 6.00%, 09/15/2028	28
13	Series 2089, Class PJ, IO, 7.00%, 10/15/2028	2
117	Series 2110, Class PG, 6.00%, 01/15/2029	132
160	Series 2111, Class SB, IF, IO, 6.25%, 01/15/2029 (z)	22
42	Series 2125, Class JZ, 6.00%, 02/15/2029	46
99	Series 2130, Class QS, 6.00%, 03/15/2029	109
19	Series 2132, Class SB, HB, IF, 25.17%, 03/15/2029 (z)	30
28	Series 2132, Class ZL, 6.50%, 03/15/2029	30
4	Series 2141, Class IO, IO, 7.00%, 04/15/2029	—	(h)
13	Series 2163, Class PC, IO, 7.50%, 06/15/2029	2
27	Series 2178, Class PB, 7.00%, 08/15/2029	30
43	Series 2201, Class C, 8.00%, 11/15/2029	49
4	Series 2204, Class GB, 8.00%, 12/20/2029 (z) (bb)	4
154	Series 2209, Class TC, 8.00%, 01/15/2030	181
85	Series 2210, Class Z, 8.00%, 01/15/2030	100
23	Series 2224, Class CB, 8.00%, 03/15/2030	26
19	Series 2247, Class Z, 7.50%, 08/15/2030	21
136	Series 2254, Class Z, 9.00%, 09/15/2030	165
95	Series 2256, Class MC, 7.25%, 09/15/2030	110
95	Series 2259, Class ZM, 7.00%, 10/15/2030	109
127	Series 2271, Class PC, 7.25%, 12/15/2030	146
40	Series 2283, Class K, 6.50%, 12/15/2023	43
35	Series 2296, Class PD, 7.00%, 03/15/2031	40
571	Series 2303, Class ZD, 7.00%, 04/15/2031	656
250	Series 2303, Class ZN, 8.50%, 04/15/2029	285
14	Series 2306, Class K, PO, 05/15/2024	13
34	Series 2306, Class SE, IF, IO, 8.27%, 05/15/2024 (z)	6
243	Series 2344, Class ZD, 6.50%, 08/15/2031	281
23	Series 2344, Class ZJ, 6.50%, 08/15/2031	26
16	Series 2345, Class NE, 6.50%, 08/15/2031	18
15	Series 2347, Class VP, 6.50%, 03/15/2020	16
85	Series 2359, Class ZB, 8.50%, 06/15/2031	98
326	Series 2367, Class ZK, 6.00%, 10/15/2031	363
7	Series 2368, Class AS, IF, 17.68%, 10/15/2031 (z)	10
19	Series 2372, Class F, 1.75%, 10/15/2031 (z)	19
19	Series 2383, Class FD, 1.75%, 11/15/2031 (z)	19
31	Series 2388, Class UZ, 8.50%, 06/15/2031	35
271	Series 2399, Class TH, 6.50%, 01/15/2032	306
60	Series 2410, Class OE, 6.38%, 02/15/2032	65
59	Series 2410, Class QS, IF, 16.25%, 02/15/2032 (z)	87
48	Series 2410, Class QX, IF, IO, 7.40%, 02/15/2032 (z)	12
74	Series 2423, Class MC, 7.00%, 03/15/2032	84
86	Series 2423, Class MT, 7.00%, 03/15/2032	99
892	Series 2431, Class F, 1.75%, 03/15/2032 (z)	896
129	Series 2433, Class SA, IF, 17.68%, 02/15/2032 (z)	164
97	Series 2434, Class TC, 7.00%, 04/15/2032	111
144	Series 2436, Class MC, 7.00%, 04/15/2032	162
54	Series 2444, Class ES, IF, IO, 6.70%, 03/15/2032 (z)	12
65	Series 2450, Class GZ, 7.00%, 05/15/2032	75
61	Series 2450, Class SW, IF, IO, 6.75%, 03/15/2032 (z)	12
96	Series 2462, Class NB, 6.50%, 06/15/2022	102

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
211		Series 2464, Class FE, 2.25%, 03/15/2032 (z)	217
16		Series 2470, Class SL, IF, 9.00%, 01/15/2027 (z)	17
643		Series 2494, Class SX, IF, IO, 5.75%, 02/15/2032 (z)	105
197		Series 2513, Class ZC, 5.50%, 10/15/2032	220
140		Series 2517, Class Z, 5.50%, 10/15/2032	148
48		Series 2535, Class BK, 5.50%, 12/15/2022	50
–	(h)	Series 2549, Class ZG, 5.00%, 01/15/2018	—	(h)
1,196		Series 2552, Class FP, 2.25%, 01/15/2033 (z)	1,225
743		Series 2557, Class HL, 5.30%, 01/15/2033	806
32		Series 2571, Class SK, HB, IF, 29.11%, 09/15/2023 (z)	47
216		Series 2586, Class WI, IO, 6.50%, 03/15/2033	41
50		Series 2611, Class SQ, IF, 10.50%, 05/15/2033 (z)	58
12		Series 2611, Class UH, 4.50%, 05/15/2018	12
15		Series 2626, Class NS, IF, IO, 5.30%, 06/15/2023 (z)	—	(h)
36		Series 2631, Class SA, IF, 12.56%, 06/15/2033 (z)	45
15		Series 2637, Class SA, IF, IO, 4.85%, 06/15/2018 (z)	—	(h)
73		Series 2641, Class WI, IO, 5.00%, 01/15/2033	1
6		Series 2650, Class PO, PO, 12/15/2032	6
57		Series 2650, Class SO, PO, 12/15/2032	56
66		Series 2671, Class S, IF, 12.47%, 09/15/2033 (z)	82
110		Series 2692, Class SC, IF, 10.79%, 07/15/2033 (z)	133
38		Series 2694, Class BA, 4.00%, 06/15/2031	39
245		Series 2720, Class PC, 5.00%, 12/15/2023	259
1,535		Series 2722, Class PF, 1.85%, 12/15/2033 (z)	1,544
206		Series 2725, Class SC, IF, 7.21%, 11/15/2033 (z)	215
71		Series 2756, Class NA, 5.00%, 02/15/2024	74
247		Series 2802, Class ZY, 6.00%, 05/15/2034	264
78		Series 2835, Class QO, PO, 12/15/2032	67
9		Series 2877, Class KO, PO, 03/15/2019	9
225		Series 2934, Class EC, PO, 02/15/2020	220
234		Series 2934, Class HI, IO, 5.00%, 02/15/2020	9
122		Series 2934, Class KI, IO, 5.00%, 02/15/2020	5
16		Series 2945, Class SA, IF, 10.04%, 03/15/2020 (z)	16
8,454		Series 2949, Class YZ, 5.50%, 03/15/2035	9,253
66		Series 2967, Class JI, IO, 5.00%, 04/15/2020	3
52		Series 2967, Class S, HB, IF, 26.95%, 04/15/2025 (z)	68
2		Series 2989, Class PO, PO, 06/15/2023	2
99		Series 2990, Class SL, IF, 19.91%, 06/15/2034 (z)	123
5		Series 2990, Class WP, IF, 13.80%, 06/15/2035 (z)	6
185		Series 2994, Class FC, 1.65%, 02/15/2033 (z)	185
80		Series 3022, Class SX, IF, 13.75%, 08/15/2025 (z)	94
1,246		Series 3035, Class Z, 5.85%, 09/15/2035	1,405
112		Series 3068, Class QB, 4.50%, 06/15/2020	113
249		Series 3077, Class TO, PO, 04/15/2035	228
195		Series 3117, Class EO, PO, 02/15/2036	170
281		Series 3117, Class OG, PO, 02/15/2036	254
197		Series 3117, Class OK, PO, 02/15/2036	171
47		Series 3122, Class OH, PO, 03/15/2036	42
22		Series 3122, Class ZB, 6.00%, 03/15/2036	31
29		Series 3134, Class PO, PO, 03/15/2036	26
1,146		Series 3137, Class XP, 6.00%, 04/15/2036	1,285
121		Series 3138, Class PO, PO, 04/15/2036	109
367		Series 3143, Class BC, 5.50%, 02/15/2036	401
61		Series 3149, Class SO, PO, 05/15/2036	49
290		Series 3151, Class PO, PO, 05/15/2036	257
354		Series 3152, Class MO, PO, 03/15/2036	309

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
174	Series 3153, Class EO, PO, 05/15/2036	149
203	Series 3171, Class MO, PO, 06/15/2036	187
136	Series 3179, Class OA, PO, 07/15/2036	121
58	Series 3194, Class SA, IF, IO, 5.85%, 07/15/2036 (z)	6
226	Series 3200, Class PO, PO, 08/15/2036	197
287	Series 3210, Class PO, PO, 05/15/2036	274
176	Series 3219, Class DI, IO, 6.00%, 04/15/2036	36
222	Series 3232, Class ST, IF, IO, 5.45%, 10/15/2036 (z)	34
348	Series 3237, Class AO, PO, 11/15/2036	306
28	Series 3253, Class PO, PO, 12/15/2021	28
173	Series 3260, Class CS, IF, IO, 4.89%, 01/15/2037 (z)	23
50	Series 3262, Class SG, IF, IO, 5.15%, 01/15/2037 (z)	5
58	Series 3274, Class JO, PO, 02/15/2037	52
109	Series 3274, Class MO, PO, 02/15/2037	99
55	Series 3275, Class FL, 1.69%, 02/15/2037 (z)	56
1,392	Series 3282, Class YD, 5.50%, 02/15/2022	1,455
43	Series 3288, Class GS, IF, 2.06%, 03/15/2037 (z)	43
430	Series 3290, Class SB, IF, IO, 5.20%, 03/15/2037 (z)	56
109	Series 3305, Class MB, IF, 3.73%, 07/15/2034 (z)	115
38	Series 3316, Class JO, PO, 05/15/2037	35
2,061	Series 3318, Class BT, IF, 7.00%, 05/15/2034 (z)	2,221
1,251	Series 3322, Class NS, IF, 7.00%, 05/15/2037 (z)	1,338
72	Series 3371, Class FA, 1.85%, 09/15/2037 (z)	73
242	Series 3373, Class TO, PO, 04/15/2037	221
209	Series 3385, Class SN, IF, IO, 4.75%, 11/15/2037 (z)	18
328	Series 3387, Class SA, IF, IO, 5.17%, 11/15/2037 (z)	41
239	Series 3393, Class JO, PO, 09/15/2032	214
454	Series 3404, Class SC, IF, IO, 4.75%, 01/15/2038 (z)	73
1,514	Series 3422, Class AI, SUB, 0.25%, 01/15/2038	14
42	Series 3422, Class LI, IO, 5.00%, 02/15/2023	1
150	Series 3451, Class SA, IF, IO, 4.80%, 05/15/2038 (z)	20
184	Series 3461, Class LZ, 6.00%, 06/15/2038	205
681	Series 3481, Class SJ, IF, IO, 4.60%, 08/15/2038 (z)	96
85	Series 3511, Class IO, IO, 5.00%, 12/15/2021	3
150	Series 3511, Class SA, IF, IO, 4.75%, 02/15/2039 (z)	22
501	Series 3531, Class SA, IF, IO, 5.05%, 05/15/2039 (z)	39
800	Series 3537, Class MI, IO, 5.00%, 06/15/2038	127
104	Series 3546, Class A, 3.07%, 02/15/2039 (z)	107
118	Series 3549, Class FA, 2.45%, 07/15/2039 (z)	120
686	Series 3572, Class JS, IF, IO, 5.55%, 09/15/2039 (z)	86
272	Series 3604, Class PO, PO, 05/15/2036	247
262	Series 3607, Class AO, PO, 04/15/2036	227
262	Series 3607, Class BO, PO, 04/15/2036	231
646	Series 3607, Class PO, PO, 05/15/2037	549
312	Series 3611, Class PO, PO, 07/15/2034	271
1,700	Series 3614, Class QB, 4.00%, 12/15/2024	1,788
326	Series 3621, Class BO, PO, 01/15/2040	287
436	Series 3621, Class PO, PO, 01/15/2040	380
413	Series 3623, Class LO, PO, 01/15/2040	368
1,319	Series 3632, Class BS, IF, 13.33%, 02/15/2040 (z)	1,674
5,900	Series 3659, Class VG, 5.00%, 09/15/2034	6,319
174	Series 3688, Class CU, 6.81%, 11/15/2021 (z)	178
924	Series 3688, Class NI, IO, 5.00%, 04/15/2032	39
1,527	Series 3704, Class DT, 7.50%, 11/15/2036	1,773
1,089	Series 3704, Class ET, 7.50%, 12/15/2036	1,292
2,147	Series 3714, Class IP, IO, 5.00%, 08/15/2040	347

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,094		Series 3740, Class SC, IF, IO, 4.75%, 10/15/2040 (z)	136
2,373		Series 3747, Class CY, 4.50%, 10/15/2040	2,637
1,500		Series 3747, Class PY, 4.00%, 10/15/2040	1,594
2,801		Series 3753, Class PO, PO, 11/15/2040	2,324
702		Series 3759, Class HI, IO, 4.00%, 08/15/2037	25
375		Series 3760, Class GI, IO, 4.00%, 10/15/2037	10
1,655		Series 3770, Class PY, 5.00%, 12/15/2040	1,886
394		Series 3789, Class EZ, 4.00%, 11/15/2040	400
1,326		Series 3795, Class EI, IO, 5.00%, 10/15/2039	169
216		Series 3852, Class QN, IF, 5.50%, 05/15/2041 (z)	225
425		Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	480
2,766		Series 3860, Class PZ, 5.00%, 05/15/2041	3,209
377		Series 3895, Class WA, 5.70%, 10/15/2038 (z)	419
1,561		Series 3966, Class BF, 1.75%, 10/15/2040 (z)	1,570
2,824		Series 3966, Class NA, 4.00%, 12/15/2041	2,991
1,560		Series 3998, Class GF, 1.70%, 05/15/2036 (z)	1,566
1,000		Series 4015, Class MY, 3.50%, 03/15/2042	1,016
497		Series 4126, Class JB, 2.50%, 11/15/2042	460
1,000		Series 4177, Class MQ, 2.50%, 03/15/2043	936
1,000		Series 4274, Class EM, 4.00%, 11/15/2043	1,084
2,395		Series 4280, Class EO, PO, 12/15/2043	1,973
2,486		Series 4281, Class OB, PO, 12/15/2043	1,997
3,233		Series 4580, Class PT, 7.12%, 08/15/2039 (z)	3,622
		FHLMC STRIPS,
–	(h)	Series 16, Class B, IO, 10.00%, 06/01/2020	—	(h)
2		Series 134, Class B, IO, 9.00%, 04/01/2022	—	(h)
834		Series 191, Class IO, IO, 8.00%, 01/01/2028	188
328		Series 197, Class PO, PO, 04/01/2028	297
400		Series 233, Class 11, IO, 5.00%, 09/15/2035	85
228		Series 233, Class 12, IO, 5.00%, 09/15/2035	49
531		Series 233, Class 13, IO, 5.00%, 09/15/2035	107
754		Series 239, Class S30, IF, IO, 6.45%, 08/15/2036 (z)	142
67		Series 243, Class 16, IO, 4.50%, 11/15/2020	2
124		Series 243, Class 17, IO, 4.50%, 12/15/2020	4
21,309		Series 262, Class 35, 3.50%, 07/15/2042	21,864
1,177		Series 299, Class 300, 3.00%, 01/15/2043	1,171
2,617		Series 310, Class PO, PO, 09/15/2043	2,074
		FHLMC Structured Pass-Through Securities Certificates,
226		Series T-41, Class 3A, 5.66%, 07/25/2032 (z)	242
841		Series T-42, Class A5, 7.50%, 02/25/2042	969
53		Series T-51, Class 1A, 6.50%, 09/25/2043 (z)	61
64		Series T-51, Class 2A, 7.50%, 08/25/2042 (z)	77
1,441		Series T-54, Class 2A, 6.50%, 02/25/2043	1,677
684		Series T-54, Class 3A, 7.00%, 02/25/2043	791
1,261		Series T-56, Class A5, 5.23%, 05/25/2043	1,405
112		Series T-58, Class APO, PO, 09/25/2043	92
111		Series T-59, Class 1AP, PO, 10/25/2043	90
1,510		Series T-62, Class 1A1, 2.26%, 10/25/2044 (z)	1,533
3,176		Series T-76, Class 2A, 3.73%, 10/25/2037 (z)	3,230
		First Horizon Alternative Mortgage Securities Trust,
526		Series 2004-AA4, Class A1, 3.35%, 10/25/2034 (z)	525
333		Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	295
4,729		Series 2007-FA4, Class 1A2, IF, IO, 4.32%, 08/25/2037 (z) (bb)	969
		First Horizon Mortgage Pass-Through Trust,
220		Series 2004-AR7, Class 2A2, 3.19%, 02/25/2035 (z)	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
348		Series 2005-AR1, Class 2A2, 3.16%, 04/25/2035 (z)	355
		FNMA Grantor Trust,
492		Series 2001-T7, Class A1, 7.50%, 02/25/2041	568
22		Series 2001-T10, Class PO, PO, 12/25/2041	20
355		Series 2001-T12, Class A2, 7.50%, 08/25/2041	414
202		Series 2002-T4, Class A2, 7.00%, 12/25/2041	230
502		Series 2002-T4, Class A3, 7.50%, 12/25/2041	562
178		Series 2002-T16, Class A2, 7.00%, 07/25/2042	206
370		Series 2002-T19, Class A2, 7.00%, 07/25/2042	422
395		Series 2004-T1, Class 1A1, 6.00%, 01/25/2044	442
283		Series 2004-T3, Class PT1, 10.33%, 01/25/2044 (z)	333
		FNMA REMIC,
–	(h)	Series 1988-7, Class Z, 9.25%, 04/25/2018	—	(h)
–	(h)	Series 1988-11, Class D, PO, 05/25/2018	—	(h)
2		Series 1988-21, Class G, 9.50%, 08/25/2018	2
1		Series 1989-27, Class Y, 6.90%, 06/25/2019	1
1		Series 1989-70, Class G, 8.00%, 10/25/2019	1
1		Series 1989-78, Class H, 9.40%, 11/25/2019	1
–	(h)	Series 1989-89, Class H, 9.00%, 11/25/2019	—	(h)
1		Series 1990-60, Class K, 5.50%, 06/25/2020	1
–	(h)	Series 1990-93, Class G, 5.50%, 08/25/2020	—	(h)
–	(h)	Series 1990-95, Class J, HB, IO, 1,118.04%, 08/25/2020	—	(h)
8		Series 1990-102, Class J, 6.50%, 08/25/2020	9
1		Series 1990-134, Class SC, IF, 19.61%, 11/25/2020 (z)	1
–	(h)	Series 1990-140, Class K, HB, IO, 652.15%, 12/25/2020	1
–	(h)	Series 1991-7, Class K, HB, IO, 908.50%, 02/25/2021	—	(h)
14		Series 1991-44, Class G, 8.50%, 05/25/2021	15
–	(h)	Series 1991-60, Class PM, HB, IO, 1,009.00%, 06/25/2021	—	(h)
3		Series 1992-101, Class J, 7.50%, 06/25/2022	3
56		Series 1993-25, Class J, 7.50%, 03/25/2023	61
25		Series 1993-27, Class S, IF, 7.76%, 02/25/2023 (z)	28
10		Series 1993-31, Class K, 7.50%, 03/25/2023	11
107		Series 1993-54, Class Z, 7.00%, 04/25/2023	115
6		Series 1993-62, Class SA, IF, 18.83%, 04/25/2023 (z)	7
6		Series 1993-97, Class FA, 2.58%, 05/25/2023 (z)	6
–	(h)	Series 1993-108, Class D, PO, 02/25/2023	—	(h)
13		Series 1993-162, Class F, 2.28%, 08/25/2023 (z)	14
2		Series 1993-165, Class SD, IF, 13.31%, 09/25/2023 (z)	3
24		Series 1993-179, Class SB, HB, IF, 26.56%, 10/25/2023 (z)	32
5		Series 1993-228, Class G, PO, 09/25/2023	4
4		Series 1993-230, Class FA, 1.93%, 12/25/2023 (z)	4
323		Series 1994-26, Class J, PO, 01/25/2024	306
34		Series 1994-37, Class L, 6.50%, 03/25/2024	37
11		Series 1995-2, Class Z, 8.50%, 01/25/2025	12
75		Series 1996-14, Class SE, IF, IO, 8.33%, 08/25/2023 (z)	12
3		Series 1996-59, Class J, 6.50%, 08/25/2022	3
18		Series 1997-20, Class IO, IO, 1.84%, 03/25/2027 (z)	—	(h)
9		Series 1997-24, Class Z, 8.00%, 04/18/2027	10
8		Series 1997-27, Class J, 7.50%, 04/18/2027	9
204		Series 1997-46, Class Z, 7.50%, 06/17/2027	227
7		Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	1
455		Series 1998-30, Class ZA, 6.50%, 05/20/2028	501
63		Series 1998-36, Class ZB, 6.00%, 07/18/2028	71
46		Series 1998-43, Class SA, IF, IO, 17.03%, 04/25/2023 (z)	14
16		Series 1999-57, Class Z, 7.50%, 12/25/2019	17
51		Series 1999-62, Class PB, 7.50%, 12/18/2029	58
144		Series 2000-18, Class EC, PO, 10/25/2023	137

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
8	Series 2000-52, Class IO, IO, 8.50%, 01/25/2031	2
377	Series 2001-4, Class ZA, 6.50%, 03/25/2031	430
31	Series 2001-7, Class PF, 7.00%, 03/25/2031	35
48	Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	11
74	Series 2001-36, Class DE, 7.00%, 08/25/2031	84
155	Series 2001-38, Class FB, 1.83%, 08/25/2031 (z)	155
32	Series 2001-44, Class PD, 7.00%, 09/25/2031	37
76	Series 2001-44, Class PU, 7.00%, 09/25/2031	87
86	Series 2001-49, Class LZ, 8.50%, 07/25/2031	99
354	Series 2001-53, Class FX, 1.68%, 10/25/2031 (z)	354
192	Series 2001-61, Class Z, 7.00%, 11/25/2031	221
19	Series 2001-72, Class SX, IF, 14.37%, 12/25/2031 (z)	24
14	Series 2002-1, Class SA, HB, IF, 20.87%, 02/25/2032 (z)	19
33	Series 2002-1, Class UD, IF, 19.85%, 12/25/2023 (z)	44
129	Series 2002-7, Class FD, 2.03%, 04/25/2029 (z)	131
274	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/2032 (z)	14
13	Series 2002-13, Class ST, IF, 10.00%, 03/25/2032 (z)	17
340	Series 2002-30, Class Z, 6.00%, 05/25/2032	384
22	Series 2002-37, Class Z, 6.50%, 06/25/2032	25
624	Series 2002-50, Class ZA, 6.00%, 05/25/2031	663
435	Series 2002-60, Class FA, 2.08%, 02/25/2031 (z)	443
435	Series 2002-60, Class FB, 2.08%, 02/25/2031 (z)	443
54	Series 2002-77, Class S, IF, 12.05%, 12/25/2032 (z)	66
842	Series 2003-2, Class F, 2.08%, 02/25/2033 (z)	858
298	Series 2003-7, Class A1, 6.50%, 12/25/2042	335
502	Series 2003-14, Class TI, IO, 5.00%, 03/25/2033	65
625	Series 2003-22, Class UD, 4.00%, 04/25/2033	652
98	Series 2003-26, Class XS, IF, IO, 5.72%, 03/25/2023 (z)	2
766	Series 2003-33, Class IA, IO, 6.50%, 05/25/2033	160
34	Series 2003-39, Class IO, IO, 6.00%, 05/25/2033 (z)	8
975	Series 2003-44, Class IU, IO, 7.00%, 06/25/2033	229
20	Series 2003-52, Class SX, IF, 18.97%, 10/25/2031 (z)	27
343	Series 2003-72, Class IE, IO, 5.50%, 08/25/2033	57
27	Series 2003-74, Class SH, IF, 7.78%, 08/25/2033 (z)	31
335	Series 2003-86, Class ZA, 5.50%, 09/25/2033	370
53	Series 2003-91, Class SD, IF, 10.29%, 09/25/2033 (z)	61
2,062	Series 2003-105, Class AZ, 5.50%, 10/25/2033	2,274
409	Series 2003-116, Class SB, IF, IO, 6.27%, 11/25/2033 (z)	76
2,176	Series 2003-122, Class ZJ, 6.00%, 12/25/2033	2,499
33	Series 2003-130, Class SX, IF, 9.53%, 01/25/2034 (z)	38
53	Series 2003-131, Class SK, IF, 13.55%, 01/25/2034 (z)	62
45	Series 2003-132, Class OA, PO, 08/25/2033	42
100	Series 2003-132, Class PI, IO, 5.50%, 08/25/2033	11
324	Series 2004-4, Class QI, IF, IO, 5.77%, 06/25/2033 (z)	23
81	Series 2004-4, Class QM, IF, 11.54%, 06/25/2033 (z)	92
92	Series 2004-10, Class SC, HB, IF, 23.29%, 02/25/2034 (z)	104
552	Series 2004-17, Class H, 5.50%, 04/25/2034	611
191	Series 2004-25, Class SA, IF, 15.87%, 04/25/2034 (z)	254
667	Series 2004-28, Class PF, 1.73%, 03/25/2034 (z)	669
258	Series 2004-36, Class SA, IF, 15.87%, 05/25/2034 (z)	341
34	Series 2004-36, Class SN, IF, 11.54%, 07/25/2033 (z)	35
267	Series 2004-46, Class EP, PO, 03/25/2034	243
121	Series 2004-46, Class QB, IF, 18.69%, 05/25/2034 (z)	179
83	Series 2004-46, Class SK, IF, 12.85%, 05/25/2034 (z)	105
2,666	Series 2004-50, Class VZ, 5.50%, 07/25/2034	2,891
33	Series 2004-51, Class SY, IF, 11.59%, 07/25/2034 (z)	41

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
203	Series 2004-53, Class NC, 5.50%, 07/25/2024	215
115	Series 2004-59, Class BG, PO, 12/25/2032	101
1,852	Series 2004-61, Class FH, 2.13%, 11/25/2032 (z)	1,890
74	Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (z)	84
299	Series 2004-87, Class F, 2.08%, 01/25/2034 (z)	305
823	Series 2005-7, Class LO, PO, 02/25/2035	741
152	Series 2005-13, Class FL, 1.73%, 03/25/2035 (z)	152
134	Series 2005-15, Class MO, PO, 03/25/2035	124
8	Series 2005-52, Class PA, 6.50%, 06/25/2035	8
506	Series 2005-56, Class S, IF, IO, 5.38%, 07/25/2035 (z)	82
164	Series 2005-66, Class SG, IF, 14.06%, 07/25/2035 (z)	219
606	Series 2005-66, Class SV, IF, IO, 5.42%, 07/25/2035 (z)	73
187	Series 2005-67, Class HG, 5.50%, 01/25/2035	193
506	Series 2005-68, Class PG, 5.50%, 08/25/2035	554
133	Series 2005-73, Class PS, IF, 13.38%, 08/25/2035 (z)	167
433	Series 2005-74, Class SK, IF, 16.48%, 05/25/2035 (z)	550
326	Series 2005-84, Class XM, 5.75%, 10/25/2035	357
92	Series 2005-90, Class AO, PO, 10/25/2035	86
496	Series 2005-90, Class ES, IF, 13.56%, 10/25/2035 (z)	606
272	Series 2005-90, Class PO, PO, 09/25/2035	256
433	Series 2005-103, Class SC, IF, 8.78%, 07/25/2035 (z)	504
331	Series 2005-106, Class US, IF, 19.70%, 11/25/2035 (z)	480
2,580	Series 2006-8, Class WN, IF, IO, 5.37%, 03/25/2036 (z)	504
704	Series 2006-8, Class WQ, PO, 03/25/2036	587
33	Series 2006-15, Class OT, PO, 01/25/2036	32
295	Series 2006-16, Class HZ, 5.50%, 03/25/2036	322
140	Series 2006-23, Class KO, PO, 04/25/2036	128
337	Series 2006-27, Class OH, PO, 04/25/2036	304
305	Series 2006-44, Class GO, PO, 06/25/2036	274
750	Series 2006-44, Class P, PO, 12/25/2033	647
168	Series 2006-50, Class JO, PO, 06/25/2036	144
250	Series 2006-50, Class PS, PO, 06/25/2036	226
474	Series 2006-53, Class US, IF, IO, 5.25%, 06/25/2036 (z)	74
1,064	Series 2006-56, Class FT, 2.08%, 07/25/2036 (z)	1,157
104	Series 2006-58, Class AP, PO, 07/25/2036	92
314	Series 2006-58, Class PO, PO, 07/25/2036	276
32	Series 2006-59, Class QO, PO, 01/25/2033	32
115	Series 2006-60, Class DO, PO, 04/25/2035	112
367	Series 2006-63, Class ZH, 6.50%, 07/25/2036	425
124	Series 2006-65, Class QO, PO, 07/25/2036	109
222	Series 2006-72, Class GO, PO, 08/25/2036	200
111	Series 2006-72, Class HO, PO, 08/25/2026	103
140	Series 2006-72, Class TO, PO, 08/25/2036	129
1,364	Series 2006-77, Class PC, 6.50%, 08/25/2036	1,530
257	Series 2006-78, Class BZ, 6.50%, 08/25/2036	284
198	Series 2006-79, Class DO, PO, 08/25/2036	177
262	Series 2006-86, Class OB, PO, 09/25/2036	240
246	Series 2006-90, Class AO, PO, 09/25/2036	224
1,303	Series 2006-94, Class GI, IF, IO, 5.32%, 10/25/2026 (z)	148
55	Series 2006-94, Class GK, HB, IF, 26.61%, 10/25/2026 (z)	78
1,447	Series 2006-105, Class ME, 5.50%, 11/25/2036	1,639
153	Series 2006-110, Class PO, PO, 11/25/2036	133
87	Series 2006-111, Class EO, PO, 11/25/2036	79
141	Series 2006-113, Class PO, PO, 07/25/2036	137
310	Series 2006-115, Class OK, PO, 12/25/2036	272
373	Series 2006-117, Class GS, IF, IO, 5.32%, 12/25/2036 (z)	50

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
204	Series 2006-118, Class A2, 1.39%, 12/25/2036 (z)	202
88	Series 2006-119, Class PO, PO, 12/25/2036	80
550	Series 2006-120, Class IO, IO, 6.50%, 12/25/2036	114
321	Series 2006-120, Class PF, 1.58%, 12/25/2036 (z)	320
544	Series 2006-126, Class AO, PO, 01/25/2037	496
503	Series 2006-130, Class GI, IO, 6.50%, 07/25/2032	78
33	Series 2007-1, Class SD, HB, IF, 31.03%, 02/25/2037 (z)	92
254	Series 2007-7, Class SG, IF, IO, 5.17%, 08/25/2036 (z)	67
740	Series 2007-14, Class ES, IF, IO, 5.11%, 03/25/2037 (z)	111
174	Series 2007-14, Class OP, PO, 03/25/2037	156
68	Series 2007-15, Class NO, PO, 03/25/2022	66
105	Series 2007-16, Class FC, 2.08%, 03/25/2037 (z)	108
680	Series 2007-18, Class MZ, 6.00%, 03/25/2037	734
89	Series 2007-22, Class SC, IF, IO, 4.75%, 03/25/2037 (z)	8
66	Series 2007-39, Class EF, 1.58%, 05/25/2037 (z)	66
1,546	Series 2007-46, Class ZK, 5.50%, 05/25/2037	1,581
260	Series 2007-54, Class FA, 1.73%, 06/25/2037 (z)	260
756	Series 2007-54, Class WI, IF, IO, 4.77%, 06/25/2037 (z)	115
551	Series 2007-60, Class AX, IF, IO, 5.82%, 07/25/2037 (z)	113
331	Series 2007-64, Class FB, 1.70%, 07/25/2037 (z)	331
395	Series 2007-65, Class KI, IF, IO, 5.29%, 07/25/2037 (z)	52
1,516	Series 2007-72, Class EK, IF, IO, 5.07%, 07/25/2037 (z)	226
575	Series 2007-76, Class ZG, 6.00%, 08/25/2037	625
185	Series 2007-78, Class CB, 6.00%, 08/25/2037	207
56	Series 2007-79, Class SB, IF, 19.15%, 08/25/2037 (z)	84
243	Series 2007-88, Class VI, IF, IO, 5.21%, 09/25/2037 (z)	43
823	Series 2007-91, Class ES, IF, IO, 5.13%, 10/25/2037 (z)	130
743	Series 2007-100, Class SM, IF, IO, 5.12%, 10/25/2037 (z)	115
565	Series 2007-101, Class A2, 1.58%, 06/27/2036 (z)	555
122	Series 2007-106, Class A7, 6.09%, 10/25/2037 (z)	134
1,443	Series 2007-112, Class SA, IF, IO, 5.12%, 12/25/2037 (z)	241
1,739	Series 2007-116, Class HI, IO, 1.32%, 01/25/2038 (z)	73
557	Series 2008-1, Class BI, IF, IO, 4.58%, 02/25/2038 (z)	76
194	Series 2008-10, Class XI, IF, IO, 4.90%, 03/25/2038 (z)	22
992	Series 2008-12, Class CO, PO, 03/25/2038	851
294	Series 2008-16, Class IS, IF, IO, 4.87%, 03/25/2038 (z)	37
36	Series 2008-19, Class IC, IO, 5.00%, 03/25/2023	—	(h)
422	Series 2008-20, Class SA, IF, IO, 5.66%, 03/25/2038 (z)	71
145	Series 2008-27, Class SN, IF, IO, 5.57%, 04/25/2038 (z)	20
92	Series 2008-32, Class SA, IF, IO, 5.52%, 04/25/2038 (z)	11
27	Series 2008-44, Class PO, PO, 05/25/2038	23
274	Series 2008-47, Class SI, IF, IO, 5.17%, 06/25/2023 (z)	15
227	Series 2008-53, Class CI, IF, IO, 5.87%, 07/25/2038 (z)	39
38	Series 2008-76, Class GF, 1.98%, 09/25/2023 (z)	38
47	Series 2008-80, Class GP, 6.25%, 09/25/2038	52
435	Series 2008-80, Class SA, IF, IO, 4.52%, 09/25/2038 (z)	55
215	Series 2008-81, Class SB, IF, IO, 4.52%, 09/25/2038 (z)	23
66	Series 2009-4, Class BD, 4.50%, 02/25/2039	68
215	Series 2009-6, Class GS, IF, IO, 5.22%, 02/25/2039 (z)	34
244	Series 2009-9, Class IO, IO, 5.00%, 02/25/2024	11
88	Series 2009-12, Class IO, IO, 4.50%, 03/25/2024	2
347	Series 2009-17, Class QS, IF, IO, 5.32%, 03/25/2039 (z)	58
1,474	Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	270
53	Series 2009-47, Class MT, 7.00%, 07/25/2039	57
553	Series 2009-52, Class PI, IO, 5.00%, 07/25/2039	112
316	Series 2009-62, Class HJ, 6.00%, 05/25/2039	342

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
56	Series 2009-63, Class P, 5.00%, 03/25/2037	60
189	Series 2009-69, Class PO, PO, 09/25/2039	171
55	Series 2009-79, Class UA, 7.00%, 03/25/2038	61
218	Series 2009-84, Class WS, IF, IO, 4.57%, 10/25/2039 (z)	28
348	Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	63
844	Series 2009-86, Class OT, PO, 10/25/2037	765
411	Series 2009-92, Class AD, 6.00%, 11/25/2039	450
158	Series 2009-99, Class SC, IF, IO, 4.85%, 12/25/2039 (z)	21
660	Series 2009-99, Class WA, 6.30%, 12/25/2039 (z)	739
1,903	Series 2009-103, Class MB, 3.50%, 12/25/2039 (z)	2,030
456	Series 2009-112, Class ST, IF, IO, 4.92%, 01/25/2040 (z)	68
278	Series 2009-113, Class FB, 1.88%, 01/25/2040 (z)	279
1,633	Series 2010-1, Class WA, 6.21%, 02/25/2040 (z)	1,836
1,227	Series 2010-16, Class WA, 6.44%, 03/25/2040 (z)	1,401
2,455	Series 2010-16, Class WB, 6.21%, 03/25/2040 (z)	2,777
396	Series 2010-23, Class KS, IF, IO, 5.77%, 02/25/2040 (z)	46
447	Series 2010-35, Class SB, IF, IO, 5.09%, 04/25/2040 (z)	65
251	Series 2010-39, Class OT, PO, 10/25/2035	227
417	Series 2010-40, Class FJ, 1.93%, 04/25/2040 (z)	420
164	Series 2010-42, Class S, IF, IO, 5.07%, 05/25/2040 (z)	22
734	Series 2010-43, Class FD, 1.93%, 05/25/2040 (z)	741
665	Series 2010-49, Class SC, IF, 10.01%, 03/25/2040 (z)	779
502	Series 2010-61, Class WA, 5.97%, 06/25/2040 (z)	561
1,866	Series 2010-68, Class SA, IF, IO, 3.67%, 07/25/2040 (z)	213
1,085	Series 2010-103, Class ME, 4.00%, 09/25/2040	1,137
987	Series 2010-103, Class SB, IF, IO, 4.77%, 11/25/2049 (z)	119
2,000	Series 2010-111, Class AM, 5.50%, 10/25/2040	2,195
163	Series 2010-123, Class FL, 1.76%, 11/25/2040 (z)	164
1,945	Series 2010-125, Class SA, IF, IO, 3.11%, 11/25/2040 (z)	150
2,721	Series 2010-130, Class CY, 4.50%, 11/25/2040	2,988
3,591	Series 2010-147, Class SA, IF, IO, 5.20%, 01/25/2041 (z)	653
255	Series 2010-148, Class MA, 4.00%, 02/25/2039	261
339	Series 2011-2, Class WA, 5.82%, 02/25/2051 (z)	365
1,674	Series 2011-20, Class MW, 5.00%, 03/25/2041	1,872
2,615	Series 2011-21, Class CV, 4.50%, 09/25/2026	2,641
1,840	Series 2011-30, Class LS, IO, 1.77%, 04/25/2041 (z)	83
2,051	Series 2011-39, Class ZA, 6.00%, 11/25/2032	2,293
492	Series 2011-43, Class WA, 5.81%, 05/25/2051 (z)	545
807	Series 2011-47, Class ZA, 5.50%, 07/25/2038	888
595	Series 2011-58, Class WA, 5.43%, 07/25/2051 (z)	650
300	Series 2011-75, Class FA, 1.88%, 08/25/2041 (z)	303
1,645	Series 2011-118, Class LB, 7.00%, 11/25/2041	1,907
2,860	Series 2011-118, Class MT, 7.00%, 11/25/2041	3,317
2,751	Series 2011-118, Class NT, 7.00%, 11/25/2041	3,133
1,300	Series 2012-21, Class WA, 5.62%, 03/25/2052 (z)	1,427
1,277	Series 2012-58, Class FA, 1.83%, 03/25/2039 (z)	1,283
2,563	Series 2012-99, Class BY, 2.50%, 09/25/2042	2,280
529	Series 2013-2, Class LZ, 3.00%, 02/25/2043	499
4,820	Series 2013-4, Class AJ, 3.50%, 02/25/2043	4,943
2,803	Series 2013-92, Class PO, PO, 09/25/2043	2,258
2,790	Series 2013-101, Class DO, PO, 10/25/2043	2,244
4,862	Series 2013-135, Class PO, PO, 01/25/2044	3,904
928	Series 2014-44, Class B, 2.50%, 08/25/2034	886
1,342	Series 2015-85, Class HD, 3.00%, 11/25/2045	1,269
3,755	Series 2015-91, Class AC, 7.50%, 12/25/2036 (z)	4,249
17	Series G92-7, Class JQ, 8.50%, 01/25/2022	18

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1		Series G92-12, Class B, 7.70%, 02/25/2022	1
2		Series G92-14, Class Z, 7.00%, 02/25/2022	3
–	(h)	Series G92-27, Class SQ, HB, IF, 371.60%, 05/25/2022 (z)	—	(h)
5		Series G92-42, Class Z, 7.00%, 07/25/2022	5
3		Series G92-44, Class ZQ, 8.00%, 07/25/2022	3
17		Series G92-54, Class ZQ, 7.50%, 09/25/2022	18
47		Series G92-61, Class Z, 7.00%, 10/25/2022	50
4		Series G92-62, Class B, PO, 10/25/2022	4
31		Series G93-1, Class KA, 7.90%, 01/25/2023	35
22		Series G93-17, Class SI, IF, 6.00%, 04/25/2023 (z)	24
189		Series G94-7, Class PJ, 7.50%, 05/17/2024	207
41		Series G97-2, Class ZA, 8.50%, 02/17/2027	47
		FNMA REMIC Trust,
684		Series 2001-W3, Class A, 7.00%, 09/25/2041 (z)	737
2,368		Series 2002-W10, Class IO, IO, 0.92%, 08/25/2042 (z)	58
273		Series 2003-W1, Class 1A1, 6.50%, 12/25/2042 (z)	292
174		Series 2003-W1, Class 2A, 7.50%, 12/25/2042 (z)	196
40		Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (z)	46
1,132		Series 2004-W4, Class A7, 5.50%, 06/25/2034	1,221
632		Series 2004-W11, Class 1A1, 6.00%, 05/25/2044	728
231		Series 2006-W3, Class 1AF1, 1.57%, 10/25/2046 (z)	231
289		Series 2006-W3, Class 2A, 6.00%, 09/25/2046	331
361		Series 2007-W2, Class 1A1, 1.65%, 03/25/2037 (z)	362
189		Series 2007-W3, Class 1A3, 6.75%, 04/25/2037	212
30		Series 2007-W7, Class 1A4, HB, IF, 31.21%, 07/25/2037 (z)	41
1,718		Series 2009-W1, Class A, 6.00%, 12/25/2049	1,925
		FNMA STRIPS,
117		Series 213, Class 2, IO, 8.00%, 03/25/2023	19
157		Series 218, Class 2, IO, 7.50%, 04/25/2023	22
4		Series 265, Class 2, 9.00%, 03/25/2024	5
9		Series 285, Class 1, PO, 02/25/2027	8
311		Series 293, Class 1, PO, 12/25/2024	295
154		Series 300, Class 1, PO, 09/25/2024	145
224		Series 331, Class 13, IO, 7.00%, 11/25/2032	47
22		Series 339, Class 18, IO, 4.50%, 07/25/2018	—	(h)
24		Series 339, Class 21, IO, 4.50%, 08/25/2018	—	(h)
4		Series 339, Class 28, IO, 5.50%, 08/25/2018	—	(h)
111		Series 345, Class 6, IO, 5.00%, 12/25/2033 (z)	19
66		Series 345, Class 24, IO, 5.00%, 08/25/2022 (z)	1
246		Series 351, Class 7, IO, 5.00%, 04/25/2034 (z)	49
304		Series 356, Class 3, IO, 5.00%, 01/25/2035	51
223		Series 356, Class 39, IO, 5.00%, 01/25/2020	8
395		Series 365, Class 8, IO, 5.50%, 05/25/2036	87
22		Series 368, Class 3, IO, 4.50%, 11/25/2020	1
2,384		Series 373, Class 1, PO, 07/25/2036	2,096
141		Series 374, Class 5, IO, 5.50%, 08/25/2036	32
342		Series 383, Class 32, IO, 6.00%, 01/25/2038	73
68		Series 393, Class 6, IO, 5.50%, 04/25/2037	12
		FNMA Trust,
298		Series 2003-W2, Class 1A1, 6.50%, 07/25/2042	345
247		Series 2003-W8, Class 2A, 7.00%, 10/25/2042	286
250		Series 2003-W8, Class 3F1, 1.73%, 05/25/2042 (z)	247
371		Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	429
322		Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	368
635		Series 2005-W3, Class 2AF, 1.55%, 03/25/2045 (z)	620
252		Series 2005-W4, Class 1A1, 6.00%, 08/25/2045	281
1,718		Series 2005-W4, Class 3A, 3.05%, 06/25/2045 (z)	1,822
352		Series 2006-W2, Class 1AF1, 1.55%, 02/25/2046 (z)	351

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	GMACM Mortgage Loan Trust,
600	Series 2003-AR2, Class 2A4, 4.01%, 12/19/2033 (z)	597
33	Series 2003-J8, Class A, 5.25%, 12/25/2033	34
1,107	Series 2005-AR3, Class 3A4, 3.82%, 06/19/2035 (z)	1,092
	GNMA,
353	Series 1994-7, Class PQ, 6.50%, 10/16/2024	353
126	Series 1999-4, Class ZB, 6.00%, 02/20/2029	126
69	Series 2000-9, Class Z, 8.00%, 06/20/2030	80
312	Series 2000-9, Class ZJ, 8.50%, 02/16/2030	359
277	Series 2000-21, Class Z, 9.00%, 03/16/2030	283
21	Series 2000-36, Class HC, 7.33%, 11/20/2030	24
8	Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	1
459	Series 2001-21, Class PE, 6.50%, 05/16/2031	516
88	Series 2001-31, Class SJ, HB, IF, 23.51%, 02/20/2031 (z)	139
74	Series 2001-35, Class SA, IF, IO, 6.99%, 08/16/2031 (z)	1
81	Series 2001-36, Class S, IF, IO, 6.79%, 08/16/2031 (z)	22
294	Series 2002-4, Class TD, 7.00%, 01/20/2032	334
244	Series 2002-24, Class AG, IF, IO, 6.69%, 04/16/2032 (z)	41
68	Series 2002-24, Class SB, IF, 10.03%, 04/16/2032 (z)	80
213	Series 2002-24, Class Z, 8.50%, 04/16/2032	251
377	Series 2002-31, Class SE, IF, IO, 6.24%, 04/16/2030 (z)	49
14	Series 2002-33, Class SY, IF, 9.00%, 02/26/2023 (z)	17
48	Series 2002-41, Class LS, IF, 9.00%, 06/16/2032 (z)	61
84	Series 2002-45, Class QE, 6.50%, 06/20/2032	95
107	Series 2002-47, Class PG, 6.50%, 07/16/2032	122
464	Series 2003-11, Class SK, IF, IO, 6.44%, 02/16/2033 (z)	61
12	Series 2003-24, Class PO, PO, 03/16/2033	11
403	Series 2003-41, Class ID, IO, 5.50%, 05/20/2033	78
32	Series 2003-90, Class PO, PO, 10/20/2033	28
472	Series 2003-112, Class SA, IF, IO, 5.29%, 12/16/2033 (z)	79
115	Series 2004-28, Class S, IF, 16.19%, 04/16/2034 (z)	155
161	Series 2004-46, Class AO, PO, 06/20/2034	142
40	Series 2004-71, Class ST, IF, 7.00%, 09/20/2034 (z)	43
73	Series 2004-73, Class AE, IF, 12.25%, 08/17/2034 (z)	82
1,521	Series 2004-73, Class JL, IF, IO, 5.29%, 09/16/2034 (z)	244
502	Series 2004-90, Class SI, IF, IO, 4.82%, 10/20/2034 (z)	76
86	Series 2005-24, Class ST, IF, 7.50%, 01/17/2034 (z)	88
134	Series 2005-26, Class VI, IO, 5.50%, 01/20/2035	2
91	Series 2005-35, Class FL, 1.63%, 03/20/2032 (z)	91
1,588	Series 2005-58, Class NI, IO, 5.50%, 08/20/2035	305
181	Series 2005-68, Class DP, IF, 13.39%, 06/17/2035 (z)	217
955	Series 2005-68, Class KI, IF, IO, 5.02%, 09/20/2035 (z)	140
1,175	Series 2005-72, Class AZ, 5.50%, 09/20/2035	1,273
392	Series 2005-85, Class IO, IO, 5.50%, 11/16/2035	86
169	Series 2006-16, Class OP, PO, 03/20/2036	154
112	Series 2006-22, Class AO, PO, 05/20/2036	102
101	Series 2006-34, Class PO, PO, 07/20/2036	91
306	Series 2006-38, Class SW, IF, IO, 5.22%, 06/20/2036 (z)	25
133	Series 2006-59, Class SD, IF, IO, 5.42%, 10/20/2036 (z)	18
925	Series 2007-17, Class JI, IF, IO, 5.55%, 04/16/2037 (z)	162
127	Series 2007-17, Class JO, PO, 04/16/2037	111
91	Series 2007-25, Class FN, 1.56%, 05/16/2037 (z)	90
487	Series 2007-26, Class SC, IF, IO, 4.92%, 05/20/2037 (z)	67
23	Series 2007-28, Class BO, PO, 05/20/2037	20
518	Series 2007-31, Class AO, PO, 05/16/2037	475
26	Series 2007-36, Class HO, PO, 06/16/2037	24
525	Series 2007-36, Class SE, IF, IO, 5.21%, 06/16/2037 (z)	82

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
684	Series 2007-36, Class SG, IF, IO, 5.19%, 06/20/2037 (z)	125
486	Series 2007-40, Class SD, IF, IO, 5.47%, 07/20/2037 (z)	72
484	Series 2007-42, Class SB, IF, IO, 5.47%, 07/20/2037 (z)	73
194	Series 2007-45, Class QA, IF, IO, 5.36%, 07/20/2037 (z)	29
321	Series 2007-50, Class AI, IF, IO, 5.49%, 08/20/2037 (z)	53
64	Series 2007-53, Class SW, IF, 16.36%, 09/20/2037 (z)	84
495	Series 2007-57, Class PO, PO, 03/20/2037	445
55	Series 2007-71, Class SB, IF, IO, 5.42%, 07/20/2036 (z)	1
1,162	Series 2007-74, Class SL, IF, IO, 5.28%, 11/16/2037 (z)	153
370	Series 2007-76, Class SA, IF, IO, 5.25%, 11/20/2037 (z)	58
541	Series 2007-79, Class SY, IF, IO, 5.27%, 12/20/2037 (z)	87
69	Series 2008-1, Class PO, PO, 01/20/2038	59
261	Series 2008-2, Class MS, IF, IO, 5.90%, 01/16/2038 (z)	46
212	Series 2008-10, Class S, IF, IO, 4.55%, 02/20/2038 (z)	26
899	Series 2008-13, Class PI, IO, 5.50%, 02/16/2038	190
121	Series 2008-20, Class PO, PO, 09/20/2037	115
117	Series 2008-29, Class PO, PO, 02/17/2033	111
412	Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	50
189	Series 2008-33, Class XS, IF, IO, 6.44%, 04/16/2038 (z)	34
581	Series 2008-36, Class AY, 5.00%, 04/16/2023	591
472	Series 2008-36, Class SH, IF, IO, 5.02%, 04/20/2038 (z)	58
1,781	Series 2008-40, Class SA, IF, IO, 5.14%, 05/16/2038 (z)	283
234	Series 2008-55, Class SA, IF, IO, 4.92%, 06/20/2038 (z)	30
3	Series 2008-60, Class PO, PO, 01/20/2038	3
1,451	Series 2008-62, Class SA, IF, IO, 4.87%, 07/20/2038 (z)	234
91	Series 2008-71, Class SC, IF, IO, 4.72%, 08/20/2038 (z)	11
345	Series 2008-93, Class AS, IF, IO, 4.42%, 12/20/2038 (z)	43
917	Series 2008-95, Class DS, IF, IO, 6.02%, 12/20/2038 (z)	161
258	Series 2008-96, Class SL, IF, IO, 4.72%, 12/20/2038 (z)	31
301	Series 2009-6, Class SA, IF, IO, 4.84%, 02/16/2039 (z)	38
522	Series 2009-10, Class SA, IF, IO, 4.67%, 02/20/2039 (z)	63
133	Series 2009-10, Class SL, IF, IO, 5.24%, 03/16/2034 (z)	2
1,649	Series 2009-12, Class IE, IO, 5.50%, 03/20/2039	316
317	Series 2009-14, Class KI, IO, 6.50%, 03/20/2039	75
382	Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	102
143	Series 2009-24, Class DS, IF, IO, 5.02%, 03/20/2039 (z)	7
226	Series 2009-25, Class SE, IF, IO, 6.32%, 09/20/2038 (z)	40
125	Series 2009-33, Class CI, IO, 5.50%, 05/20/2039	24
282	Series 2009-33, Class TI, IO, 6.00%, 05/20/2039	60
659	Series 2009-42, Class SC, IF, IO, 4.80%, 06/20/2039 (z)	89
343	Series 2009-43, Class SA, IF, IO, 4.67%, 06/20/2039 (z)	46
2,165	Series 2009-54, Class JZ, 5.50%, 07/20/2039	2,395
602	Series 2009-64, Class SN, IF, IO, 4.84%, 07/16/2039 (z)	70
128	Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	15
488	Series 2009-67, Class SA, IF, IO, 4.79%, 08/16/2039 (z)	60
918	Series 2009-72, Class SM, IF, IO, 4.99%, 08/16/2039 (z)	137
334	Series 2009-79, Class OK, PO, 11/16/2037	302
671	Series 2009-102, Class SM, IF, IO, 5.14%, 06/16/2039 (z)	36
901	Series 2009-104, Class AB, 7.00%, 08/16/2039	992
984	Series 2009-106, Class AS, IF, IO, 5.14%, 11/16/2039 (z)	137
1,267	Series 2009-106, Class ST, IF, IO, 4.72%, 02/20/2038 (z)	194
1,041	Series 2009-121, Class VA, 5.50%, 11/20/2020	1,049
90	Series 2010-14, Class AO, PO, 12/20/2032	87
183	Series 2010-14, Class BO, PO, 11/20/2035	159
1,208	Series 2010-14, Class CO, PO, 08/20/2035	1,075
184	Series 2010-14, Class QP, 6.00%, 12/20/2039	187

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,426	Series 2010-41, Class WA, 5.82%, 10/20/2033 (z)	1,588
726	Series 2010-103, Class WA, 5.72%, 08/20/2034 (z)	800
777	Series 2010-129, Class AW, 6.08%, 04/20/2037 (z)	853
690	Series 2010-130, Class CP, 7.00%, 10/16/2040	790
2,001	Series 2010-157, Class OP, PO, 12/20/2040	1,722
1,931	Series 2011-22, Class WA, 5.93%, 02/20/2037 (z)	2,139
2,368	Series 2011-97, Class WA, 6.10%, 11/20/2038 (z)	2,673
3,019	Series 2011-137, Class WA, 5.56%, 07/20/2040 (z)	3,347
2,315	Series 2011-163, Class WA, 5.86%, 12/20/2038 (z)	2,589
4,306	Series 2012-24, Class WA, 5.56%, 07/20/2041 (z)	4,816
4,763	Series 2012-52, Class WA, 6.15%, 04/20/2038 (z)	5,412
1,103	Series 2012-59, Class WA, 5.57%, 08/20/2038 (z)	1,237
5,762	Series 2012-138, Class PT, 3.96%, 11/16/2042 (z)	6,033
6,323	Series 2012-141, Class WA, 4.53%, 11/16/2041 (z)	6,811
6,339	Series 2012-141, Class WB, 3.97%, 09/16/2042 (z)	6,662
4,026	Series 2012-141, Class WC, 3.72%, 01/20/2042 (z)	4,191
1,480	Series 2012-H24, Class FG, 1.66%, 04/20/2060 (z)	1,481
95	Series 2012-H30, Class JA, 1.71%, 01/20/2060 (z)	95
47	Series 2012-H30, Class PA, 1.68%, 11/20/2059 (z)	47
7,250	Series 2012-H31, Class FD, 1.57%, 12/20/2062 (z)	7,206
2,285	Series 2013-26, Class AK, 4.65%, 09/20/2041 (z)	2,438
3,115	Series 2013-54, Class WA, 4.74%, 11/20/2042 (z)	3,349
952	Series 2013-75, Class WA, 5.22%, 06/20/2040 (z)	1,045
9,522	Series 2013-H01, Class FA, 1.65%, 01/20/2063	9,433
4,435	Series 2013-H01, Class JA, 1.55%, 01/20/2063 (z)	4,405
224	Series 2013-H02, Class HF, 1.53%, 11/20/2062 (z)	224
295	Series 2013-H03, Class FA, 1.53%, 08/20/2060 (z)	295
2,872	Series 2013-H04, Class SA, 1.65%, 02/20/2063 (z)	2,859
724	Series 2013-H05, Class FB, 1.63%, 02/20/2062 (z)	724
2,098	Series 2013-H07, Class GA, 1.70%, 03/20/2063 (z)	2,094
5,254	Series 2013-H07, Class HA, 1.64%, 03/20/2063 (z)	5,232
2,702	Series 2013-H07, Class MA, 1.78%, 04/20/2062 (z)	2,707
1,926	Series 2013-H08, Class BF, 1.63%, 03/20/2063 (z)	1,917
4,049	Series 2013-H08, Class FC, 1.68%, 02/20/2063 (z)	4,039
5,030	Series 2013-H09, Class HA, 1.65%, 04/20/2063	4,953
2,383	Series 2014-188, Class W, 4.64%, 10/20/2041 (z)	2,543
965	Series 2014-H17, Class FC, 1.73%, 07/20/2064 (z)	964
1,689	Series 2015-91, Class W, 5.25%, 05/20/2040 (z)	1,844
615	Series 2015-137, Class WA, 5.48%, 01/20/2038 (z)	680
5,438	Series 2015-H26, Class FG, 1.75%, 10/20/2065 (z)	5,436
10,408	Series 2015-H29, Class FL, 1.83%, 11/20/2065 (z)	10,442
4,322	Series 2015-H32, Class FH, 1.89%, 12/20/2065 (z)	4,348
10,616	Series 2016-90, Class LI, IO, 4.00%, 07/20/2046	2,021
4,729	Series 2016-H07, Class FA, 1.98%, 03/20/2066 (z)	4,779
8,897	Series 2016-H07, Class FQ, 1.93%, 03/20/2066 (z)	8,968
2,333	Series 2016-H11, Class FD, 2.20%, 05/20/2066 (z)	2,355
8,421	Series 2016-H13, Class FD, 1.60%, 05/20/2066 (z)	8,456
5,826	Series 2016-H13, Class FT, 1.81%, 05/20/2066 (z)	5,830
8,062	Series 2016-H16, Class FC, 2.11%, 07/20/2066 (z)	8,122
5,759	Series 2016-H17, Class FC, 2.06%, 08/20/2066 (z)	5,814
1,810	Series 2016-H26, Class FC, 2.23%, 12/20/2066 (z)	1,844
2,269	Series 2017-99, Class PT, 6.02%, 08/20/2044 (z)	2,549
7,146	Series 2017-H08, Class XI, IO, 2.08%, 03/20/2067 (z)	986
19,045	Series 2017-H11, Class XI, IO, 2.03%, 05/20/2067 (z)	2,467
9,980	Series 2017-H14, Class AI, IO, 2.06%, 06/20/2067 (z)	1,191
8,474	Series 2017-H14, Class XI, IO, 1.71%, 06/20/2067 (z)	915

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	GSMPS Mortgage Loan Trust,
369	Series 2001-2, Class A, 7.50%, 06/19/2032 (e) (z)	368
170	Series 2004-4, Class 1AF, 1.73%, 06/25/2034 (e) (z)	154
339	Series 2005-RP2, Class 1AF, 1.68%, 03/25/2035 (e) (z)	310
2,064	Series 2005-RP3, Class 1AF, 1.68%, 09/25/2035 (e) (z)	1,792
938	Series 2005-RP3, Class 1AS, IO, 3.37%, 09/25/2035 (e) (z) (bb)	102
1,973	Series 2006-RP2, Class 1AS2, IF, IO, 4.84%, 04/25/2036 (e) (z) (bb)	208
	GSR Mortgage Loan Trust,
92	Series 2003-13, Class 1A1, 3.41%, 10/25/2033 (z)	95
17	Series 2003-6F, Class A2, 1.73%, 09/25/2032 (z)	17
380	Series 2003-7F, Class 1A4, 5.25%, 06/25/2033	391
284	Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	293
39	Series 2004-3F, Class 3A8, 13.50%, 02/25/2034	46
554	Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	570
608	Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	625
90	Series 2005-5F, Class 8A3, 1.83%, 06/25/2035 (z)	85
915	Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	967
150	Series 2006-1F, Class 1AP, PO, 02/25/2036 (bb)	122
2,881	Series 2006-1F, Class 2A4, 6.00%, 02/25/2036	2,572
3,325	Headlands Residential LLC, Series 2017-RPL1, Class A, SUB, 3.88%, 08/25/2022 (e)	3,310
1,060	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.00%, 05/26/2053 (e) (bb)	1,058
125	Impac CMB Trust, Series 2005-2, Class 2M1, 2.11%, 04/25/2035 (z) (bb)	113
559	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.44%, 01/25/2032	573
502	Impac Secured Assets Trust, Series 2006-2, Class 2A1, 1.68%, 08/25/2036 (z)	492
162	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 2A1A, 3.31%, 03/25/2036 (z)	145
	JP Morgan Mortgage Trust,
205	Series 2004-A3, Class 4A1, 3.84%, 07/25/2034 (z)	211
168	Series 2004-A4, Class 1A1, 3.82%, 09/25/2034 (z)	173
32	Series 2004-S1, Class 1A7, 5.00%, 09/25/2034	32
445	Series 2005-A1, Class 3A4, 3.68%, 02/25/2035 (z)	456
623	Series 2006-A2, Class 4A1, 3.73%, 08/25/2034 (z)	629
487	Series 2006-A2, Class 5A2, 3.58%, 11/25/2033 (z)	496
881	Series 2006-A2, Class 5A3, 3.58%, 11/25/2033 (z)	896
179	Series 2006-A3, Class 6A1, 3.62%, 08/25/2034 (z)	180
266	Series 2007-A1, Class 5A2, 3.59%, 07/25/2035 (z)	273
	Lehman Mortgage Trust,
383	Series 2006-2, Class 1A1, 5.83%, 04/25/2036 (z)	352
199	Series 2007-6, Class 1A8, 6.00%, 07/25/2037	187
570	Series 2008-2, Class 1A6, 6.00%, 03/25/2038	404
	MASTR Adjustable Rate Mortgages Trust,
121	Series 2004-3, Class 4A2, 3.06%, 04/25/2034 (z)	113
28	Series 2004-4, Class 2A1, 3.25%, 05/25/2034 (z)	26
162	Series 2004-13, Class 2A1, 3.59%, 04/21/2034 (z)	166
858	Series 2004-13, Class 3A7, 3.47%, 11/21/2034 (z)	878
199	Series 2004-15, Class 3A1, 4.07%, 12/25/2034 (z)	194
	MASTR Alternative Loan Trust,
237	Series 2003-4, Class 2A1, 6.25%, 06/25/2033	247
99	Series 2003-8, Class 3A1, 5.50%, 12/25/2033	102
33	Series 2003-8, Class 5A1, 5.00%, 11/25/2018	34
88	Series 2003-9, Class 8A1, 6.00%, 01/25/2034	90
74	Series 2004-1, Class 30PO, PO, 02/25/2034 (bb)	65
278	Series 2004-3, Class 2A1, 6.25%, 04/25/2034	289
156	Series 2004-3, Class 30PO, PO, 04/25/2034 (bb)	130
126	Series 2004-3, Class 30X1, IO, 6.00%, 04/25/2034 (bb)	27
200	Series 2004-5, Class 30PO, PO, 06/25/2034 (bb)	180
81	Series 2004-5, Class 30X1, IO, 6.00%, 06/25/2034 (bb)	15

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
90		Series 2004-6, Class 30X1, IO, 5.50%, 07/25/2034 (bb)	20
769		Series 2004-6, Class 7A1, 6.00%, 07/25/2034	787
58		Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	48
270		Series 2004-7, Class AX1, IO, 5.50%, 08/25/2034 (bb)	53
43		Series 2004-10, Class 1A1, 4.50%, 09/25/2019	43
1,444		Series 2005-3, Class AX2, IO, 6.00%, 04/25/2035 (bb)	267
		MASTR Asset Securitization Trust,
2		Series 2003-11, Class 15PO, PO, 12/25/2018 (bb)	2
87		Series 2003-12, Class 6A1, 5.00%, 12/25/2033	88
17		Series 2004-1, Class 30PO, PO, 02/25/2034 (bb)	15
24		Series 2004-3, Class PO, PO, 03/25/2034 (bb)	22
13		Series 2004-4, Class 3A1, 4.50%, 04/25/2019	13
9		Series 2004-8, Class 1A1, 4.75%, 08/25/2019	9
10		Series 2004-8, Class PO, PO, 08/25/2019 (bb)	10
13		Series 2004-9, Class 5A1, 5.25%, 09/25/2019	13
133		Series 2004-P7, Class A6, 5.50%, 12/27/2033 (e)	135
1,868		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 1.68%, 05/25/2035 (e) (z)	1,571
189		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e) (bb)	154
		Merrill Lynch Mortgage Investors Trust,
208		Series 2003-A, Class 2A2, 2.28%, 03/25/2028 (z)	207
115		Series 2003-A4, Class 2A, 3.57%, 07/25/2033 (z)	113
319		Series 2003-A5, Class 2A6, 3.40%, 08/25/2033 (z)	329
728		Series 2003-E, Class A1, 1.95%, 10/25/2028 (z)	711
1,321		Series 2003-F, Class A1, 1.97%, 10/25/2028 (z)	1,295
395		Series 2004-1, Class 2A1, 3.17%, 12/25/2034 (z)	398
478		Series 2004-A4, Class A2, 3.26%, 08/25/2034 (z)	489
476		Series 2004-D, Class A2, 2.18%, 09/25/2029 (z)	460
267		Series 2004-E, Class A2A, 2.19%, 11/25/2029 (z)	266
51		Series 2005-A1, Class 3A, 3.73%, 12/25/2034 (z)	52
1		ML Trust XLVII, Series 47, Class Z, 8.99%, 10/20/2020 (bb)	1
507		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, 5.68%, 04/25/2034 (z)	534
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 3,649.50%, 04/20/2021 (z)	—	(h)
127		MortgageIT Trust, Series 2005-5, Class A1, 1.59%, 12/25/2035 (z)	127
380		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	386
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
80		Series 2003-A1, Class A1, 5.50%, 05/25/2033	81
38		Series 2003-A1, Class A2, 6.00%, 05/25/2033	38
23		Series 2003-A1, Class A5, 7.00%, 04/25/2033	24
		Prime Mortgage Trust,
16		Series 2004-1, Class 2A3, 5.25%, 08/25/2034	16
417		Series 2004-CL1, Class 1A1, 6.00%, 02/25/2034	436
176		Series 2005-4, Class 2PO, PO, 10/25/2035 (bb)	94
207		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.47%, 05/25/2035 (z)	203
		RALI Trust,
2		Series 2003-QS3, Class A2, IF, 13.58%, 02/25/2018 (z)	2
13		Series 2003-QS9, Class A3, IF, IO, 6.22%, 05/25/2018 (z) (bb)	—	(h)
16		Series 2003-QS12, Class A2A, IF, IO, 6.27%, 06/25/2018 (z) (bb)	—	(h)
7		Series 2003-QS12, Class A5, IO, 5.00%, 06/25/2018 (bb)	—	(h)
53		Series 2003-QS14, Class A1, 5.00%, 07/25/2018	53
39		Series 2003-QS18, Class A1, 5.00%, 09/25/2018	39
600		Series 2004-QA4, Class NB3, 4.77%, 09/25/2034 (z) (bb)	609
159		Series 2004-QA6, Class NB2, 3.77%, 12/26/2034 (z)	140
827		Series 2004-QS7, Class A4, 5.50%, 05/25/2034	845
972		Series 2005-QA6, Class A32, 4.57%, 05/25/2035 (z)	814

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
142	Series 2005-QA10, Class A31, 4.28%, 09/25/2035 (z)	120
262	Series 2007-QS1, Class 1A1, 6.00%, 01/25/2037	243
	RBSSP Resecuritization Trust,
510	Series 2009-1, Class 1A1, 6.50%, 02/26/2036 (e) (z)	536
83	Series 2009-2, Class 1A1, 7.00%, 08/26/2037 (e) (z)	85
349	Series 2009-12, Class 1A1, 5.61%, 11/25/2033 (e) (z)	359
	RCO Trust,
3,900	Series 2017-INV1, Class A, 3.20%, 11/25/2052 (e) (z)	3,899
4,060	Series 2017-INV1, Class M1, 3.90%, 11/25/2052 (e) (z)	4,060
	Residential Asset Securitization Trust,
180	Series 2003-A5, Class A1, 5.50%, 06/25/2033	182
8	Series 2003-A14, Class A1, 4.75%, 02/25/2019	8
439	Series 2004-IP2, Class 1A1, 3.57%, 12/25/2034 (z)	447
2,895	Series 2005-A2, Class A4, IF, IO, 3.72%, 03/25/2035 (z) (bb)	263
1,214	Series 2005-A16, Class AX, IO, 5.75%, 02/25/2036 (bb)	269
430	Series 2006-A4, Class 2A5, 6.00%, 05/25/2036	417
273	Series 2006-A6, Class 2A13, 6.00%, 07/25/2036	236
	RFMSI Trust,
5	Series 2003-S14, Class A4, PO, 07/25/2018 (bb)	5
17	Series 2003-S16, Class A3, 5.00%, 09/25/2018	17
290	Series 2005-SA4, Class 1A1, 3.55%, 09/25/2035 (z)	262
	Sequoia Mortgage Trust,
513	Series 2003-1, Class 1A, 2.04%, 04/20/2033 (z)	490
832	Series 2004-8, Class A1, 1.98%, 09/20/2034 (z)	799
817	Series 2004-8, Class A2, 2.20%, 09/20/2034 (z)	805
2,022	Series 2004-9, Class A1, 1.96%, 10/20/2034 (z)	1,934
624	Series 2004-10, Class A1A, 1.90%, 11/20/2034 (z)	619
	Structured Asset Mortgage Investments II Trust,
956	Series 2004-AR5, Class 1A1, 1.94%, 10/19/2034 (z)	921
1,452	Series 2005-AR5, Class A3, 1.53%, 07/19/2035 (z)	1,411
1,219	Structured Asset Securities Corp., Series 2003-37A, Class 2A, 3.29%, 12/25/2033 (z)	1,216
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
366	Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	373
154	Series 2003-33H, Class 1APO, PO, 10/25/2033 (bb)	141
352	Series 2003-34A, Class 3A3, 3.44%, 11/25/2033 (z)	355
847	Series 2004-5H, Class A4, 5.54%, 12/25/2033	866
	Thornburg Mortgage Securities Trust,
69	Series 2003-4, Class A1, 1.97%, 09/25/2043 (z)	66
68	Series 2004-1, Class II2A, 2.39%, 03/25/2044 (z) (bb)	67
	Vendee Mortgage Trust,
1,804	Series 1994-1, Class 2ZB, 6.50%, 02/15/2024	1,947
310	Series 1996-1, Class 1Z, 6.75%, 02/15/2026	345
171	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	188
349	Series 1997-1, Class 2Z, 7.50%, 02/15/2027	394
249	Series 1998-1, Class 2E, 7.00%, 03/15/2028	284
	WaMu Mortgage Pass-Through Certificates Trust,
3	Series 2002-S8, Class 2A7, 5.25%, 01/25/2018	3
391	Series 2003-AR7, Class A7, 3.13%, 08/25/2033 (z)	395
339	Series 2003-AR8, Class A, 3.23%, 08/25/2033 (z)	343
1,145	Series 2003-AR9, Class 1A6, 3.32%, 09/25/2033 (z)	1,166
322	Series 2003-AR9, Class 2A, 3.36%, 09/25/2033 (z)	325
802	Series 2003-AR11, Class A6, 3.34%, 10/25/2033 (z)	810
332	Series 2003-S1, Class A5, 5.50%, 04/25/2033	339
100	Series 2003-S3, Class 1A4, 5.50%, 06/25/2033	100
3	Series 2003-S7, Class A1, 4.50%, 08/25/2018	3
18	Series 2003-S8, Class A6, 4.50%, 09/25/2018	18
851	Series 2003-S9, Class A8, 5.25%, 10/25/2033	886
26	Series 2003-S9, Class P, PO, 10/25/2033 (bb)	22

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
77	Series 2004-AR3, Class A1, 3.16%, 06/25/2034 (z)	79
525	Series 2004-AR3, Class A2, 3.16%, 06/25/2034 (z)	534
127	Series 2004-CB2, Class 5A, 5.00%, 07/25/2019	128
33	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	33
69	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	71
1,313	Series 2004-S2, Class 2A4, 5.50%, 06/25/2034	1,363
85	Series 2006-AR10, Class 2P, 3.35%, 09/25/2036 (z) (bb)	73
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
90	Series 2005-1, Class 1A1, 5.50%, 03/25/2035	90
4,698	Series 2005-2, Class 1A4, IF, IO, 3.72%, 04/25/2035 (z)	552
600	Series 2005-4, Class CB7, 5.50%, 06/25/2035	572
58	Series 2005-4, Class DP, PO, 06/25/2020 (bb)	55
529	Series 2005-6, Class 2A4, 5.50%, 08/25/2035	513
6,541	Series 2005-11, Class A4, IF, IO, 3.62%, 01/25/2036 (z) (bb)	792
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
345	Series 2004-RA2, Class 2A, 7.00%, 07/25/2033	375
7	Series 2004-RA4, Class 1P, PO, 04/25/2019 (bb)	7
	Wells Fargo Mortgage-Backed Securities Trust,
700	Series 2003-G, Class A1, 3.36%, 06/25/2033 (z)	706
133	Series 2003-K, Class 1A1, 3.57%, 11/25/2033 (z)	135
36	Series 2003-K, Class 1A2, 3.57%, 11/25/2033 (z)	37
86	Series 2004-B, Class A1, 3.16%, 02/25/2034 (z)	86
418	Series 2004-EE, Class 2A1, 3.42%, 12/25/2034 (z)	424
52	Series 2004-EE, Class 2A2, 3.42%, 12/25/2034 (z)	54
270	Series 2004-EE, Class 3A1, 3.76%, 12/25/2034 (z)	279
716	Series 2004-I, Class 1A1, 3.60%, 07/25/2034 (z)	731
1,383	Series 2004-P, Class 2A1, 3.54%, 09/25/2034 (z)	1,416
50	Series 2004-Q, Class 1A3, 3.60%, 09/25/2034 (z)	51
1,252	Series 2004-S, Class A1, 3.51%, 09/25/2034 (z)	1,278
1,117	Series 2004-U, Class A1, 3.57%, 10/25/2034 (z)	1,122
307	Series 2004-V, Class 1A1, 3.48%, 10/25/2034 (z)	311
59	Series 2005-9, Class 1APO, PO, 10/25/2035 (bb)	55
328	Series 2005-AR8, Class 2A1, 3.47%, 06/25/2035 (z)	335
227	Series 2005-AR16, Class 2A1, 3.42%, 02/25/2034 (z)	232
426	Series 2007-7, Class A7, 6.00%, 06/25/2037	423
303	Series 2007-11, Class A14, 6.00%, 08/25/2037	303

	Total Collateralized Mortgage Obligations (Cost $559,790)	574,865

Commercial Mortgage-Backed Securities — 13.4%
	A10 Securitization LLC,
4	Series 2015-1, Class A2, 3.13%, 04/15/2034 (e)	4
375	Series 2015-1, Class B, 4.12%, 04/15/2034 (e)	375
2,100	Series 2015-1, Class C, 4.45%, 04/15/2034 (e) (bb)	2,094
3,655	Access PT Funding Trust, Series 2016-1, 7.00%, 02/15/2023 (bb)	3,654
	BAMLL Commercial Mortgage Securities Trust,
1,120	Series 2012-PARK, Class A, 2.96%, 12/10/2030 (e)	1,133
1,000	Series 2014-520M, Class A, 4.33%, 08/15/2046 (e) (z)	1,084
2,500	Series 2014-520M, Class C, 4.35%, 08/15/2046 (e) (z)	2,433
5,185	Series 2016-FR14, Class A, 3.08%, 02/27/2048 (e) (z)	4,902
	BAMLL Re-REMIC Trust,
3,000	Series 2014-FRR5, Class A714, PO, 01/27/2047 (e)	2,663
4,000	Series 2014-FRR5, Class AK30, PO, 06/27/2045 (e)	3,117
3,585	Series 2014-FRR8, Class A, 2.22%, 11/26/2047 (e) (z)	3,015
2,795	Series 2015-FR11, Class A705, 1.83%, 09/27/2044 (e) (z)	2,750
4,500	Series 2015-FR11, Class AK25, 2.75%, 09/27/2045 (e) (z)	4,144
6,365	Series 2016-FR13, Class A, 1.70%, 08/27/2045 (e) (z)	5,607
1,985	Series 2016-FR16, Class A, 1.00%, 05/27/2021 (e) (z)	1,820

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	4,158
3,575	Series 2012-SHOW, Class E, 4.16%, 11/05/2036 (e) (z)	3,476
966	Series 2012-TFT, Class A, 2.89%, 06/05/2030 (e)	952
1,677	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.11%, 01/12/2030 (e)	1,677
	Commercial Mortgage Trust,
290	Series 2006-GG7, Class AM, 5.96%, 07/10/2038 (z)	292
5,025	Series 2012-CR2, Class XA, IO, 1.82%, 08/15/2045 (z) (bb)	319
1,500	Series 2013-300P, Class A1, 4.35%, 08/10/2030 (e)	1,611
140,365	Series 2013-CR9, Class XB, IO, 0.25%, 07/10/2045 (e) (z) (bb)	1,653
1,247	Series 2013-SFS, Class A2, 3.09%, 04/12/2035 (e) (z)	1,250
1,500	Series 2014-CR19, Class A5, 3.80%, 08/10/2047	1,572
2,500	Series 2014-TWC, Class A, 2.09%, 02/13/2032 (e) (z)	2,502
1,542	Series 2015-CR24, Class A5, 3.70%, 08/10/2048	1,604
1,562	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	1,632
7,969	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESB, 4.24%, 11/15/2027 (e)	8,107
1,700	CSMC OA LLC, Series 2014-USA, Class D, 4.37%, 09/15/2037 (e)	1,620
1,624	DBWF Mortgage Trust, Series 2015-LCM, Class A1, 3.00%, 06/10/2034 (e)	1,620
	FHLMC Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, 3.32%, 02/25/2023 (z)	2,660
1,848	Series K065, Class A2, 3.24%, 04/25/2027	1,896
993	Series K065, Class AM, 3.33%, 05/25/2027	1,016
1,529	Series K070, Class A2, 1.00%, 11/25/2027 (w) (z)	1,575
439	Series KJ02, Class A2, 2.60%, 09/25/2020	442
4,358	Series KJ07, Class A2, 2.31%, 12/25/2022	4,305
2,381	Series KJ08, Class A2, 2.36%, 08/25/2022	2,374
2,069	Series KJ09, Class A2, 2.84%, 09/25/2022	2,104
5,000	Series KPLB, Class A, 2.77%, 05/25/2025	4,986
2,000	Series KS01, Class A2, 2.52%, 01/25/2023	2,001
	FNMA ACES,
2,852	Series 2010-M1, Class A2, 4.45%, 09/25/2019	2,936
9,480	Series 2011-M2, Class A3, 3.76%, 04/25/2021	9,869
5,000	Series 2011-M4, Class A2, 3.73%, 06/25/2021	5,211
2,500	Series 2014-M3, Class A2, 3.50%, 01/25/2024 (z)	2,619
1,640	Series 2014-M9, Class A2, 3.10%, 07/25/2024 (z)	1,678
2,368	Series 2015-M2, Class A3, 3.15%, 12/25/2024 (z)	2,426
3,000	Series 2015-M3, Class A2, 2.72%, 10/25/2024	3,001
1,230	Series 2015-M7, Class A2, 2.59%, 12/25/2024	1,222
7,777	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	7,880
3,091	Series 2015-M13, Class A2, 2.80%, 06/25/2025 (z)	3,074
5,000	Series 2016-M2, Class AV2, 2.15%, 01/25/2023	4,924
4,500	Series 2016-M6, Class A2, 2.49%, 05/25/2026	4,368
10,000	Series 2017-M3, Class A2, 2.57%, 12/25/2026 (z)	9,676
2,689	Series 2017-M5, Class A2, 3.30%, 04/25/2029	2,715
2,860	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	2,889
2,962	Series 2017-M12, Class A2, 3.18%, 06/25/2027 (z)	2,996
3,875	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	3,832
7,200	FORT CRE LLC, Series 2016-1A, Class D, 7.14%, 05/21/2036 (e) (z)	7,319
	FREMF Mortgage Trust,
1,143	Series 2013-K28, Class C, 3.61%, 06/25/2046 (e) (z) (bb)	1,121
3,099	Series 2014-K39, Class C, 4.28%, 08/25/2047 (e) (z) (bb)	3,091
2,125	Series 2014-K40, Class C, 4.21%, 11/25/2047 (e) (z) (bb)	2,091
1,830	Series 2014-K41, Class C, 3.96%, 11/25/2047 (e) (z)	1,779
2,510	Series 2015-K44, Class B, 3.81%, 01/25/2048 (e) (z)	2,544
5,075	Series 2015-K45, Class B, 3.71%, 04/25/2048 (e) (z)	5,072
3,000	Series 2015-K46, Class C, 3.82%, 04/25/2048 (e) (z) (bb)	2,865

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
5,545	Series 2015-K48, Class B, 3.76%, 08/25/2048 (e) (z) (bb)	5,607
5,000	Series 2015-K48, Class C, 3.76%, 08/25/2048 (e) (z)	4,750
3,000	Series 2015-K49, Class C, 3.85%, 10/25/2048 (e) (z)	2,864
2,100	Series 2015-K50, Class B, 3.91%, 10/25/2048 (e) (z) (bb)	2,135
1,000	Series 2015-K51, Class B, 4.09%, 10/25/2048 (e) (z) (bb)	1,025
6,000	Series 2015-K720, Class B, 3.50%, 07/25/2022 (e) (z) (bb)	6,006
1,902	Series 2016-K59, Class B, 3.70%, 11/25/2049 (e) (z) (bb)	1,885
3,563	Series 2016-K60, Class B, 3.66%, 12/25/2049 (e) (z) (bb)	3,520
5,250	Series 2016-K722, Class B, 3.97%, 07/25/2049 (e) (z)	5,353
2,536	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/2027 (e)	2,553
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, 1.44%, 06/05/2031 (e) (z) (bb)	329
2,579	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, 1.08%, 11/10/2039 (e) (z) (bb)	—	(h)
	JP Morgan Chase Commercial Mortgage Securities Trust,
13,265	Series 2006-CB15, Class X1, IO, 0.45%, 06/12/2043 (z) (bb)	15
600	Series 2006-LDP9, Class AMS, 5.34%, 05/15/2047	603
	JPMCC Re-REMIC Trust,
6,900	Series 2014-FRR1, Class A707, 4.35%, 01/27/2047 (e)	6,904
1,000	Series 2014-FRR1, Class B702, 4.23%, 04/27/2044 (e)	992
1,500	Series 2014-FRR1, Class BK10, 2.57%, 11/27/2049 (e) (z)	1,414
3,500	Series 2015-FRR2, Class AK36, 2.30%, 12/27/2046 (e) (z)	3,113
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (e)	2,799
2,622	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class XCL, IO, 0.40%, 02/15/2041 (e) (z) (bb)	—	(h)
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 02/15/2047	1,031
	Morgan Stanley Capital I Trust,
1,015	Series 2011-C3, Class A3, 4.05%, 07/15/2049	1,043
1,099	Series 2012-C4, Class A3, 2.99%, 03/15/2045	1,112
	Morgan Stanley Re-REMIC Trust,
1,162	Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (e)	1,166
2,711	Series 2012-XA, Class B, 0.25%, 07/27/2049 (e) (bb)	2,580
	PFP Ltd., (Cayman Islands),
318	Series 2015-2, Class A, 2.70%, 07/14/2034 (e) (z)	317
704	Series 2015-2, Class C, 4.50%, 07/14/2034 (e) (z) (bb)	705
487	Series 2015-2, Class D, 5.25%, 07/14/2034 (e) (z) (bb)	488
2,475	RAIT Trust, Series 2015-FL5, Class B, 5.15%, 01/15/2031 (e) (z) (bb)	2,478
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.26%, 03/11/2031 (e)	2,128
981	Resource Capital Corp. Ltd., (Cayman Islands), Series 2015-CRE4, Class B, 4.25%, 08/15/2032 (e) (z) (bb)	971
6,441	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, 2.27%, 05/10/2045 (e) (z)	474
3,015	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	3,065
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.53%, 05/10/2063	1,347
11,039	Series 2012-C2, Class XA, IO, 1.53%, 05/10/2063 (e) (z) (bb)	548
857	Series 2013-C6, Class A4, 3.24%, 04/10/2046	875
	VNDO Mortgage Trust,
2,991	Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)	3,024
2,500	Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	2,587
5,603	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, 0.11%, 03/15/2045 (e) (z) (bb)	—	(h)
	Wells Fargo Commercial Mortgage Trust,
3,000	Series 2013-120B, Class A, 2.80%, 03/18/2028 (e) (z)	3,009
1,458	Series 2015-C30, Class A4, 3.66%, 09/15/2058	1,513
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	1,316
1,200	Series 2012-C6, Class A4, 3.44%, 04/15/2045	1,235
750	Series 2013-C11, Class D, 4.41%, 03/15/2045 (e) (z) (bb)	712

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
		Total Commercial Mortgage-Backed Securities (Cost $273,691)	278,988

Corporate Bond — 0.1%
		Financials — 0.1%
		Diversified Financial Services — 0.1%
1,593		P Fin II LLC, (ICE LIBOR USD 1 Month + 4.35%), 5.59%, 05/20/2022 (aa) (bb) (Cost $1,593)	1,593

Mortgage-Backed Securities — 43.4%
		FHLMC,
88		ARM, 2.86%, 12/01/2033 (z)	94
122		ARM, 2.94%, 01/01/2035 (z)	129
93		ARM, 3.00%, 05/01/2037 (z)	96
121		ARM, 3.11%, 08/01/2036 (z)	126
106		ARM, 3.12%, 05/01/2036 (z)	112
161		ARM, 3.14%, 11/01/2036 (z)	169
69		ARM, 3.19%, 10/01/2036 (z)	72
195		ARM, 3.28%, 10/01/2036 (z)	204
59		ARM, 3.30%, 03/01/2035 (z)	61
323		ARM, 3.32%, 03/01/2037 (z)	340
98		ARM, 3.33%, 11/01/2036 (z)	103
10		ARM, 3.34%, 01/01/2030 (z)	10
37		ARM, 3.36%, 02/01/2037 (z)	39
315		ARM, 3.41%, 11/01/2036 (z)	332
93		ARM, 3.43%, 03/01/2036 (z)	98
136		ARM, 3.50%, 11/01/2036 (z)	143
81		ARM, 3.50%, 04/01/2034 (z)	85
110		ARM, 3.51%, 02/01/2037 (z)	116
33		ARM, 3.52%, 10/01/2037 (z)	35
104		ARM, 3.53%, 09/01/2036 (z)	109
67		ARM, 3.55%, 09/01/2037 (z)	70
98		ARM, 3.56%, 12/01/2035 (z)	104
72		ARM, 3.60%, 12/01/2036 (z)	76
72		ARM, 3.60%, 05/01/2038 (z)	76
323		ARM, 3.68%, 06/01/2036 - 07/01/2037 (z)	342
54		ARM, 3.72%, 02/01/2037 (z)	58
126		ARM, 3.77%, 04/01/2038 (z)	133
4		ARM, 3.81%, 10/01/2036 (z)	4
299		ARM, 3.94%, 10/01/2036 (z)	319
51		ARM, 3.96%, 02/01/2037 (z)	55
101		ARM, 4.16%, 03/01/2036 (z)	108
		FHLMC Gold Pools, 15 Year, Single Family,
3		4.50%, 10/01/2018	3
213		5.50%, 02/01/2021 - 12/01/2022	223
45		6.00%, 04/01/2018 - 03/01/2022	46
33		6.50%, 12/01/2017 - 03/01/2022	34
		FHLMC Gold Pools, 20 Year, Single Family,
1,287		4.00%, 02/01/2032	1,358
748		5.50%, 05/01/2027 - 03/01/2028	819
180		6.00%, 12/01/2022 - 02/01/2024	203
340		6.50%, 01/01/2028	380
		FHLMC Gold Pools, 30 Year, Single Family,
16,581		3.50%, 12/01/2045 - 08/01/2046	17,008
106		4.00%, 10/01/2033	111
9,307		4.50%, 05/01/2041 - 10/01/2041	9,929
8,162		5.00%, 11/01/2035 - 06/01/2044	8,887
1,679		5.50%, 01/01/2033 - 03/01/2040	1,875
300		6.00%, 11/01/2028 - 12/01/2033	340
1,603		6.50%, 05/01/2024 - 03/01/2038	1,820
611		7.00%, 07/01/2029 - 10/01/2036	689
40		7.50%, 09/01/2038	46
17		8.50%, 08/01/2030	17
		FHLMC Gold Pools, FHA/VA,
548		7.50%, 01/01/2032 - 12/01/2036	619
106		10.00%, 10/01/2030	113
		FHLMC Gold Pools, Other,
20,788		3.50%, 10/01/2032 - 06/01/2043	21,494
15,938		4.00%, 09/01/2032 - 01/01/2046	16,792
3,059		4.50%, 01/01/2046	3,295
84		5.50%, 02/01/2018 - 11/01/2035	87
848		6.00%, 02/01/2033 - 04/01/2036	904
1,891		6.50%, 11/01/2036 - 10/17/2038	2,135
10		10.50%, 07/20/2021	10
		FNMA,
7,329		ARM, 2.02%, 12/01/2025 (z)	7,323
3,547		ARM, 2.03%, 03/01/2022 (z)	3,554
6		ARM, 2.43%, 09/01/2027 (z)	6
336		ARM, 2.59%, 08/01/2034 (z)	344
–	(h)	ARM, 2.60%, 03/01/2019 (z)	—	(h)
147		ARM, 2.79%, 01/01/2033 (z)	152
93		ARM, 2.79%, 07/01/2033 (z)	96
93		ARM, 2.91%, 01/01/2036 (z)	98
1,066		ARM, 2.92%, 01/01/2035 (z)	1,105
85		ARM, 2.96%, 02/01/2035 (z)	88
130		ARM, 3.02%, 02/01/2035 (z)	136
457		ARM, 3.03%, 04/01/2035 (z)	484
100		ARM, 3.08%, 10/01/2034 (z)	104
286		ARM, 3.08%, 12/01/2037 (z)	300
206		ARM, 3.10%, 09/01/2036 (z)	214
95		ARM, 3.11%, 06/01/2035 (z)	99
127		ARM, 3.14%, 08/01/2034 (z)	133
80		ARM, 3.16%, 04/01/2034 (z)	83
212		ARM, 3.17%, 04/01/2035 (z)	223
329		ARM, 3.17%, 05/01/2035 (z)	341

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
152	ARM, 3.21%, 05/01/2034 (z)	161
66	ARM, 3.22%, 01/01/2034 (z)	69
226	ARM, 3.23%, 11/01/2033 (z)	236
183	ARM, 3.26%, 07/01/2033 (z)	192
160	ARM, 3.26%, 11/01/2037 (z)	167
114	ARM, 3.30%, 10/01/2034 (z)	120
93	ARM, 3.30%, 09/01/2035 (z)	97
131	ARM, 3.32%, 02/01/2034 (z)	139
106	ARM, 3.34%, 09/01/2034 (z)	112
211	ARM, 3.34%, 10/01/2034 (z)	221
91	ARM, 3.35%, 06/01/2034 (z)	95
174	ARM, 3.36%, 10/01/2034 (z)	185
180	ARM, 3.39%, 10/01/2036 (z)	189
115	ARM, 3.39%, 12/01/2036 (z)	120
43	ARM, 3.40%, 11/01/2033 (z)	45
25	ARM, 3.41%, 01/01/2038 (z)	26
68	ARM, 3.42%, 05/01/2035 (z)	71
76	ARM, 3.43%, 11/01/2036 (z)	80
257	ARM, 3.45%, 07/01/2037 (z)	269
43	ARM, 3.48%, 05/01/2035 (z)	45
229	ARM, 3.49%, 10/01/2034 (z)	242
72	ARM, 3.50%, 08/01/2034 (z)	76
37	ARM, 3.51%, 12/01/2036 (z)	39
163	ARM, 3.52%, 07/01/2036 (z)	172
113	ARM, 3.53%, 08/01/2036 (z)	119
118	ARM, 3.56%, 09/01/2033 (z)	124
82	ARM, 3.58%, 07/01/2037 (z)	86
293	ARM, 3.59%, 06/01/2036 (z)	309
74	ARM, 3.83%, 10/01/2036 (z)	79
1,641	ARM, 3.90%, 03/01/2036 (z)	1,764
15	ARM, 3.96%, 03/01/2029 (z)	16
	FNMA, 15 Year, Single Family,
29	4.50%, 03/01/2019	30
283	5.00%, 06/01/2018 - 08/01/2024	295
236	5.50%, 11/01/2018 - 11/01/2023	243
85	6.00%, 07/01/2018 - 08/01/2021	87
250	6.50%, 08/01/2020 - 02/01/2024	265
21	7.00%, 11/01/2018 - 08/01/2021	22
	FNMA, 20 Year, Single Family,
5,195	3.50%, 12/01/2030 - 08/01/2032	5,387
2,791	4.00%, 01/01/2035	2,971
176	6.00%, 09/01/2029	197
427	6.50%, 05/01/2022 - 12/01/2027	474
7	7.50%, 09/01/2021	8
	FNMA, 30 Year, FHA/VA,
44	6.00%, 09/01/2033	48
1,845	6.50%, 02/01/2029 - 08/01/2039	2,082
85	7.00%, 10/01/2028 - 02/01/2033	94
30	8.00%, 06/01/2028	33
6	8.50%, 03/01/2030 - 06/01/2030	7
53	9.00%, 11/01/2024 - 06/01/2031	56
2	10.00%, 07/01/2019	2
1	10.50%, 11/01/2018	1
3	11.00%, 04/01/2019	3
	FNMA, 30 Year, Single Family,
10,759	3.00%, 07/01/2043 - 08/01/2043	10,828
13,954	3.50%, 03/01/2043 - 09/01/2046	14,338
24,335	4.00%, 08/01/2033 - 06/01/2047	25,755
3,328	4.50%, 05/01/2029 - 10/01/2047 (w)	3,579
682	5.00%, 06/01/2033 - 09/01/2035	750
1,938	5.50%, 11/01/2032 - 05/01/2040	2,182
2,199	6.00%, 12/01/2028 - 11/01/2038	2,506
1,521	6.50%, 11/01/2029 - 09/01/2038	1,728
4,949	7.00%, 04/01/2020 - 02/01/2039	5,727
1,633	7.50%, 08/01/2036 - 04/01/2039	2,001
439	8.00%, 03/01/2027 - 10/01/2036	507
69	8.50%, 12/01/2027 - 02/01/2030	75
3	9.50%, 07/01/2028	3
2	10.00%, 02/01/2024	2
	FNMA, Other,
3,941	2.15%, 01/01/2023	3,892
1,597	2.24%, 12/01/2022	1,584
7,781	2.34%, 12/01/2022 - 01/01/2023	7,749
4,201	2.37%, 11/01/2022	4,162
1,825	2.38%, 11/01/2022	1,822
685	2.40%, 01/01/2022	683
3,000	2.40%, 02/01/2023	2,995
3,180	2.42%, 12/01/2022	3,179
2,850	2.47%, 09/01/2022 - 11/01/2022	2,856
915	2.51%, 06/01/2023	918
11,032	2.53%, 10/01/2022 - 12/01/2022	11,086
2,000	2.55%, 10/01/2028	1,928
4,500	2.59%, 11/01/2021 - 10/01/2028	4,444
8,875	2.60%, 06/01/2022 - 09/01/2028	8,801
2,600	2.63%, 09/01/2021 - 11/01/2021	2,611
4,361	2.64%, 04/01/2023 - 08/01/2028	4,309
10,320	2.65%, 08/01/2022 - 03/01/2023	10,402
2,000	2.66%, 12/01/2022	2,019
9,099	2.67%, 07/01/2022 - 12/01/2028	9,080
4,020	2.69%, 12/01/2028	3,909
10,000	2.71%, 11/01/2028	9,772
6,237	2.75%, 03/01/2022 - 07/01/2022	6,324
7,000	2.76%, 06/01/2022	7,101
5,440	2.79%, 06/01/2022 - 06/01/2027	5,508
1,730	2.81%, 05/01/2027	1,726
9,220	2.83%, 07/01/2022 - 05/01/2027	9,302
1,670	2.84%, 01/01/2025	1,693
7,689	2.86%, 05/01/2022 - 08/01/2022	7,834
1,300	2.87%, 09/01/2027	1,297
1,510	2.89%, 01/01/2025	1,530

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
3,892		2.90%, 09/01/2022 - 12/01/2024	3,962
3,000		2.92%, 05/01/2030	2,942
3,606		2.94%, 05/01/2022	3,682
6,500		2.95%, 12/01/2024 - 11/01/2025	6,588
1,977		2.96%, 06/01/2030	1,962
4,165		2.97%, 12/01/2024 - 06/01/2030	4,151
3,000		2.98%, 06/01/2022	3,067
10,932		2.99%, 02/01/2022 - 05/01/2031	10,989
7,769		3.00%, 05/01/2022 - 08/01/2043	7,836
5,996		3.02%, 05/01/2022 - 06/01/2025	6,137
26,686		3.03%, 12/01/2021 - 06/01/2031	26,923
2,000		3.04%, 12/01/2024	2,045
1,826		3.07%, 02/01/2027	1,859
4,702		3.08%, 05/01/2022 - 06/01/2027	4,807
6,994		3.09%, 01/01/2022	7,171
6,895		3.10%, 09/01/2025 - 08/01/2029	6,988
4,000		3.11%, 12/01/2024	4,108
11,368		3.12%, 01/01/2022 - 06/01/2035	11,582
12,889		3.13%, 01/01/2022 - 06/01/2030	13,049
11,086		3.14%, 02/01/2022 - 12/01/2026	11,397
6,060		3.17%, 01/01/2029	6,171
5,170		3.20%, 02/01/2022 - 06/01/2030	5,301
2,418		3.23%, 11/01/2020	2,480
4,733		3.24%, 01/01/2022	4,882
10,086		3.24%, 10/01/2026 - 02/01/2032	10,258
4,443		3.25%, 02/01/2027	4,556
1,877		3.27%, 11/01/2020	1,926
9,937		3.28%, 10/01/2020 - 11/01/2030	10,138
6,860		3.29%, 10/01/2020 - 08/01/2026	7,066
1,005		3.30%, 07/01/2030	1,026
4,419		3.32%, 08/01/2030 - 04/01/2032	4,511
4,560		3.34%, 04/01/2029	4,711
2,970		3.35%, 01/01/2029	3,059
3,569		3.36%, 10/01/2020	3,669
4,931		3.37%, 11/01/2020 - 09/01/2030	5,072
684		3.38%, 10/01/2020	703
1,500		3.38%, 12/01/2023	1,562
4,084		3.39%, 12/01/2029 - 09/01/2030	4,204
7,649		3.43%, 09/01/2020 - 11/01/2021	7,896
2,254		3.46%, 04/01/2027	2,332
2,429		3.48%, 12/01/2020	2,507
8,375		3.49%, 09/01/2023 - 01/01/2032	8,746
44,372		3.50%, 02/01/2033 - 06/01/2046	45,688
3,827		3.54%, 12/01/2020	3,948
2,000		3.55%, 02/01/2030	2,087
1,492		3.57%, 11/01/2034	1,546
3,703		3.59%, 12/01/2020 - 08/01/2023	3,886
2,668		3.60%, 09/01/2020	2,759
2,379		3.61%, 11/01/2034	2,490
1,916		3.63%, 10/01/2029	2,012
2,303		3.74%, 07/01/2020 - 07/01/2023	2,405
3,746		3.77%, 08/01/2021	3,924
5,000		3.77%, 12/01/2025	5,326
6,200		3.83%, 12/01/2021	6,540
1,754		3.84%, 09/01/2020	1,776
2,245		3.86%, 07/01/2021	2,356
2,920		3.87%, 01/01/2021	3,050
4,909		3.89%, 09/01/2021	5,168
3,361		3.93%, 07/01/2020 - 01/01/2021	3,507
4,000		3.94%, 07/01/2021	4,216
15,933		3.95%, 07/01/2020 - 07/01/2021	16,727
2,765		3.96%, 08/01/2020	2,880
5,466		3.97%, 06/01/2021 - 07/01/2021	5,755
2,138		3.99%, 07/01/2021	2,253
29,041		4.00%, 11/01/2033 - 05/01/2043	30,555
3,000		4.02%, 06/01/2021	3,167
1,600		4.04%, 10/01/2020	1,676
3,055		4.05%, 08/01/2021	3,229
7,844		4.06%, 07/01/2021	8,288
7,334		4.07%, 07/01/2020	7,650
2,159		4.07%, 10/01/2021	2,288
10,365		4.08%, 11/01/2026	11,123
2,143		4.16%, 03/01/2021	2,261
4,221		4.24%, 06/01/2021	4,480
2,000		4.25%, 04/01/2021	2,122
17,066		4.28%, 01/01/2020	17,671
678		4.28%, 01/01/2021	717
1,402		4.30%, 04/01/2021	1,488
1,405		4.30%, 06/01/2021	1,493
7,219		4.31%, 06/01/2021	7,676
2,583		4.33%, 02/01/2021 - 07/01/2021	2,745
9,000		4.34%, 06/01/2021	9,600
1,876		4.35%, 02/01/2021	1,988
2,612		4.38%, 04/01/2020	2,732
12,424		4.40%, 02/01/2020	12,917
5,813		4.48%, 02/01/2021 - 06/01/2021	6,178
3,059		4.55%, 08/01/2026	3,350
2,724		4.76%, 08/01/2026	3,011
3,462		4.97%, 02/01/2031	3,837
844		5.00%, 04/01/2022 - 01/01/2036	918
783		5.50%, 01/01/2033 - 04/01/2038	842
610		6.00%, 02/01/2036 - 11/01/2039	655
208		6.50%, 10/01/2035 - 06/01/2036	226
858		7.00%, 12/01/2036 - 11/01/2037	962
–	(h)	9.94%, 06/15/2021	—	(h)
1		11.00%, 08/20/2020	1
6		GNMA I, 15 Year, Single Family, 6.00%, 06/15/2018	6
		GNMA I, 30 Year, Single Family,
3,776		4.00%, 08/15/2046	3,997

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
49	6.38%, 08/15/2026	55
1,301	6.50%, 08/15/2022 - 04/15/2033	1,453
716	7.00%, 08/15/2023 - 03/15/2037	795
44	7.50%, 11/15/2022 - 01/15/2033	46
65	9.50%, 10/15/2024	69
	GNMA II, 30 Year, Single Family,
3,375	3.75%, 08/20/2046	3,513
1,880	4.00%, 03/20/2046	1,971
11,736	4.25%, 12/20/2044 - 11/20/2047 (w)	12,436
369	5.50%, 09/20/2039	416
1,522	6.00%, 08/20/2039	1,730
1,198	6.50%, 10/20/2033 - 01/20/2039	1,328
9	7.50%, 02/20/2028 - 09/20/2028	11
16	8.00%, 06/20/2026 - 10/20/2027	18
9	8.50%, 03/20/2025 - 05/20/2025	11
	GNMA II, Other,
1,589	3.75%, 12/20/2032	1,644
2,590	4.45%, 05/20/2063 (z)	2,692
1,940	4.46%, 05/20/2063 (z)	2,013
2,665	4.49%, 04/20/2063 (z)	2,776
70	6.00%, 11/20/2038	75

	Total Mortgage-Backed Securities (Cost $895,914)	903,626

U.S. Treasury Obligations — 1.1%
	U.S. Treasury Bonds,
200	4.38%, 02/15/2038	253
200	4.50%, 05/15/2038	258
	U.S. Treasury Notes,
5,000	1.50%, 10/31/2019	4,973
5,000	1.88%, 01/31/2022	4,957
	U.S. Treasury STRIPS Bonds,
15,000	2.82%, 05/15/2033 (n)	9,830
750	3.15%, 02/15/2033 (n)	496
500	3.44%, 08/15/2030 (n)	357
800	3.46%, 02/15/2030 (n)	580
800	3.53%, 08/15/2031 (n)	554
650	6.33%, 11/15/2030 (n)	460
500	6.46%, 02/15/2029 (n)	373

	Total U.S. Treasury Obligations (Cost $22,770)	23,091

Loan Assignments — 0.1% (cc)
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
2,577	Lila Mexican Holdings LLC, Tranche B, (ICE LIBOR USD 1 Month + 3.00%), 4.25%, 08/11/2022 (aa) (bb) (Cost $2,513)	2,540

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
31,369	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) (Cost $31,376)	31,376

	Total Investments — 100.4% (Cost $2,060,641)	2,091,992
	Liabilities in Excess of Other Assets — (0.4)%	(8,374)

	NET ASSETS — 100.0%	$2,083,618

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2017.
CSMC	—	Credit Suisse Mortgage Trust
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
USD	—	United States Dollar
VA	—	Veterans Administration
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2017.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

(n)	—	The rate shown is the effective yield as of November 30, 2017.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$–	$117,508	$158,405	$275,913
Collateralized Mortgage Obligations	–	560,008	14,857	574,865
Commercial Mortgage-Backed Securities	–	233,096	45,892	278,988
Corporate Bonds
Financials	–	–	1,593	1,593
Mortgage-Backed Securities	–	903,626	–	903,626
U.S. Treasury Obligations	–	23,091	–	23,091
Loan Assignment
Consumer Discretionary	–	–	2,540	2,540
Short-Term Investment
Investment Company	31,376	–	–	31,376

Total Investments in Securities	$31,376	$1,837,329	$223,287	$2,091,992

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Mortgage-Backed Securities Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities:
Asset-Backed Securities	$197,478	$870	$533	$(288)	$19,565	$(80,900)	$21,147	$—	$158,405
Collateralized Mortgage Obligations	21,929	286	(1,273)	(197)	—	(4,571)	—	(1,317)	14,857
Commercial Mortgage-Backed Securities	45,595	195	1,087	(326)	1,010	(746)	7,393	(8,316)	45,892
Corporate Bond — Financials	—	—	—	—	1,625	(32)	—	—	1,593
Loan Assignment — Consumer Discretionary	—	38	(19)	13	10	(1,471)	3,969	—	2,540

Total	$265,002	$1,389	$328	$(798)	$22,210	$(87,720)	$32,509	$(9,633)	$223,287

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $800,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$106,402	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (3.58%)
			Constant Default Rate	0.00% - 30.00% (0.60%)
			Yield (Discount Rate of Cash Flows)	2.44% - 6.40% (3.96%)
Asset-Backed Securities	106,402

	13,333	Discounted Cash Flow	PSA	300.00% (300.00%)
			Constant Prepayment Rate	0.00% - 28.00% (10.25%)
			Constant Default Rate	0.00% - 15.00% (4.83%)
			Yield (Discount Rate of Cash Flows)	0.14% - 199.00% (6.97%)

Collateralized Mortgage Obligations	13,333
	38,211	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (5.08%)
			Yield (Discount Rate of Cash Flows)	1.79% - 7.12% (4.21%)

Commercial Mortgage-Backed Securities	38,211

Total	$157,946

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2017, the value of these investments was approximately $65,341,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.4% (t)
	Alabama — 1.0%
	Utility — 1.0%
2,000	The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.00%, 09/01/2031	2,395

	Alaska — 0.4%
	Housing — 0.4%
945	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 3.50%, 06/01/2046	987

	Arizona — 2.2%
	Water & Sewer — 2.2%
2,645	City of Scottsdale, Water & Sewer System, Rev., 5.25%, 07/01/2022	3,045
2,150	City of Tucson, Water System, Rev., 5.00%, 07/01/2024	2,547

	Total Arizona	5,592

	California — 0.9%
	General Obligation — 0.4%
1,000	Salinas Union High School District, GO, BAN, Zero Coupon, 08/01/2020	949

	Hospital — 0.2%
410	California Municipal Finance Authority, Eisenhower Medical Center, Series B, Rev., 5.00%, 07/01/2026	478

	Other Revenue — 0.3%
715	State of California, Department of Veterans Affairs, Series B, Rev., 3.50%, 12/01/2045	751

	Total California	2,178

	Colorado — 1.5%
	Certificate of Participation/Lease — 0.3%
625	Pueblo County Judicial Complex Project, COP, AGM, 5.00%, 09/15/2021	693

	Education — 0.4%
	Colorado Educational & Cultural Facilities Authority, University Corp. for Atmospheric Research Project,
450	Rev., 4.00%, 09/01/2020	473
470	Rev., 5.00%, 09/01/2022	528

		1,001

	General Obligation — 0.4%
1,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.25%, 12/15/2020	1,103

	Hospital — 0.4%
1,000	University of Colorado Hospital Authority, Series C-1, Rev., 4.00%, 03/01/2020 (z)	1,037

	Housing — 0.0% (g)
55	Denver City & County, Single Family Home Mortgage, Metropolitan Mayors Caucus Program, Rev., GNMA COLL, 6.15%, 11/01/2034	56

	Total Colorado	3,890

	Connecticut — 3.0%
	Education — 1.6%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
760	Series A, Rev., 4.00%, 11/15/2019	783
1,560	Series A, Rev., 5.25%, 11/15/2023	1,709
1,500	Series A, Rev., 5.25%, 11/15/2024	1,644

		4,136

	Housing — 1.4%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
1,300	Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	1,397
550	Subseries A-1, Rev., 4.00%, 11/15/2045	589
490	Subseries A-1, Rev., 4.00%, 11/15/2047	524
925	Subseries E-1, Rev., 3.50%, 11/15/2046	963

		3,473

	Total Connecticut	7,609

	Delaware — 0.2%
	Housing — 0.2%
	Delaware State Housing Authority, Senior Single Family Mortgage,
330	Series A-1, Rev., AMT, 4.90%, 07/01/2029	345
185	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.63%, 01/01/2023	185

	Total Delaware	530

	District of Columbia — 1.8%
	Transportation — 0.5%
1,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds, Series B, Rev., 5.00%, 07/01/2025	1,195

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 1.3%
3,000	District of Columbia Water & Sewer Authority Public Utility, Subordinate Lien, Green Bonds, Series A, Rev., 5.00%, 10/01/2045	3,435

	Total District of Columbia	4,630

	Florida — 10.2%
	Certificate of Participation/Lease — 4.2%
4,000	Collier County School Board, Master Lease Program, COP, AGM, 5.25%, 02/15/2021	4,420
2,250	South Florida Water Management District, COP, 5.00%, 10/01/2032	2,615
3,000	The School Board of Miami-Dade County, Series D, COP, 5.00%, 02/01/2027	3,520

		10,555

	Hospital — 0.5%
1,100	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group, Rev., 5.00%, 12/01/2021	1,210

	Housing — 0.6%
280	Broward County Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 04/01/2027	280
	Florida Housing Finance Corp., Homeowner Mortgage, Special Program,
395	Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2028	404
440	Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 01/01/2029	452
445	Series B, Rev., GNMA COLL, 4.50%, 01/01/2029	453

		1,589

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
835	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.00%, 04/01/2024	929
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., 2.10%, 04/11/2019 (z)	501

		1,430

	Other Revenue — 0.9%
2,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series A, Rev., 5.00%, 02/01/2027	2,301

	Transportation — 0.7%
1,500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.00%, 07/01/2027	1,672

	Utility — 2.7%
5,000	City of Port St. Lucie, Utility Systems, Rev., NATL-RE, 5.25%, 09/01/2024	5,925
800	Florida Municipal Power Agency, All Requirements Power Supply Project, Series A, Rev., 5.00%, 10/01/2030	941

		6,866

	Total Florida	25,623

	Georgia — 1.2%
	Hospital — 0.4%
860	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, Rev., RAN, 5.00%, 02/15/2026	997

	Housing — 0.8%
	Georgia Housing & Finance Authority, Single Family Mortgage,
750	Series A, Rev., 4.00%, 12/01/2047	803
1,250	Series B, Rev., 4.00%, 12/01/2047	1,346

		2,149

	Total Georgia	3,146

	Guam — 0.3%
	Water & Sewer — 0.3%
	Guam Government Waterworks Authority, Water & Wastewater System,
375	Rev., 5.00%, 07/01/2023	421
300	Rev., 5.00%, 07/01/2024	341

	Total Guam	762

	Illinois — 0.8%
	Hospital — 0.2%
365	Illinois Finance Authority, Healthcare Enterprises, Inc., Series C, Rev., 5.00%, 03/01/2033	416

	Housing — 0.6%
	City of Aurora, Single Family Mortgage,
160	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/01/2039	162
151	Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/01/2039	154
15	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., GNMA COLL, 7.60%, 04/01/2027	15

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
1,170	Illinois Housing Development Authority, Homeowner Mortgage, Series C, Rev., 3.50%, 08/01/2046	1,221

		1,552

	Total Illinois	1,968

	Indiana — 2.4%
	Hospital — 0.8%
1,670	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., 5.00%, 11/15/2034	1,922

	Housing — 0.2%
430	Indiana Housing & Community Development Authority, Home First Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 06/01/2028	443

	Industrial Development Revenue/Pollution Control Revenue — 0.9%
1,880	County of St. Joseph, Economic Development, St. Mary’s College Project, Series A, Rev., 5.00%, 04/01/2026	2,211

	Water & Sewer — 0.5%
1,250	Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project, Series A, Rev., 5.00%, 10/01/2030	1,404

	Total Indiana	5,980

	Iowa — 1.6%
	Education — 0.5%
1,000	Iowa Student Loan Liquidity Corp., Student Loan, Series A, Rev., AMT, 5.00%, 12/01/2025	1,137

	Housing — 1.1%
	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
2,000	Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 01/01/2047	2,108
85	Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2028	85
590	Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2046	628

		2,821

	Total Iowa	3,958

	Kentucky — 0.4%
	Education — 0.2%
515	Kentucky Higher Education Student Loan Corp., Series A, Rev., AMT, 5.00%, 06/01/2020	545

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
500	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., 1.05%, 09/01/2019 (z)	492

	Total Kentucky	1,037

	Louisiana — 0.7%
	Housing — 0.2%
113	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/01/2039	115
260	Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.50%, 06/01/2040	265
70	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.60%, 12/01/2028	71

		451

	Other Revenue — 0.5%
670	Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 391 Project, Rev., 5.00%, 10/01/2028	808
	Louisiana Public Facilities Authority, Archdiocese of New Orleans Project,
165	Rev., 5.00%, 07/01/2021	178
250	Rev., 5.00%, 07/01/2022	274

		1,260

	Total Louisiana	1,711

	Maine — 0.6%
	Housing — 0.6%
	Maine State Housing Authority,
925	Series A, Rev., 4.00%, 11/15/2045	980
245	Series A-1, Rev., AMT, 4.50%, 11/15/2028	254
205	Series B, Rev., 4.00%, 11/15/2043	214

	Total Maine	1,448

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maryland — 0.6%
	Housing — 0.6%
1,500	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series A, Rev., 4.00%, 07/01/2048	1,609

	Massachusetts — 8.6%
	Education — 0.9%
1,000	Massachusetts Educational Financing Authority, Education Loan, Rev., AMT, 5.00%, 07/01/2021	1,089
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.25%, 07/01/2033	1,069

		2,158

	Housing — 0.3%
	Massachusetts Housing Finance Agency, Single Family Housing,
320	Series 169, Rev., 4.00%, 12/01/2044	332
445	Series 183, Rev., 3.50%, 12/01/2046	466

		798

	Water & Sewer — 7.4%
5,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.25%, 08/01/2024	6,030
	Massachusetts Water Resources Authority,
7,925	Series B, Rev., AGM, 5.25%, 08/01/2028	10,040
2,000	Series B, Rev., AGM, 5.25%, 08/01/2029	2,555

		18,625

	Total Massachusetts	21,581

	Michigan — 1.4%
	Education — 0.3%
575	Eastern Michigan University, Series A, Rev., 5.00%, 03/01/2030	675

	Housing — 0.5%
1,180	Michigan State Housing Development Authority, Single-Family Mortgage, Series B, Rev., 3.50%, 06/01/2047	1,231

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
570	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., 1.45%, 09/01/2021 (z)	552
1,075	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.00%, 12/01/2020	1,118

		1,670

	Total Michigan	3,576

	Minnesota — 2.8%
	General Obligation — 0.0% (g)
35	State of Minnesota, Series A, GO, 5.00%, 10/01/2021 (p)	39

	Housing — 2.8%
	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program,
355	Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 06/01/2035	369
296	Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/01/2040	297
14	Series B, Rev., GNMA/FNMA/FHLMC, 5.15%, 12/01/2038	14
405	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.10%, 09/01/2019	406
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
154	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/01/2040	156
440	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 03/01/2041	448
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
345	Series A, Rev., GNMA/FNMA/FHLMC, 4.25%, 07/01/2028	351
230	Series D, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2034	237
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.25%, 08/01/2024	1,135
1,070	Rev., 5.25%, 08/01/2025	1,197
825	Rev., 5.25%, 08/01/2026	922
	Minnesota Housing Finance Agency, Residential Housing Finance,
990	Series B, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 07/01/2047	1,058
300	Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2040	308

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued

		6,898

	Total Minnesota	6,937

	Mississippi — 0.4%
	Housing — 0.4%
420	Mississippi Home Corp., Home Ownership Mortgage, Series A, Rev., GNMA COLL, 4.50%, 12/01/2031	431
575	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.38%, 12/01/2038	582

	Total Mississippi	1,013

	Missouri — 0.8%
	Housing — 0.8%
1,810	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 05/01/2041	1,898
205	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/2027	211

	Total Missouri	2,109

	Nevada — 0.5%
	Hospital — 0.5%
	City of Carson, Carson Tahoe Regional Healthcare Project,
555	Rev., 5.00%, 09/01/2026 (w)	646
620	Rev., 5.00%, 09/01/2029 (w)	714

	Total Nevada	1,360

	New Hampshire — 2.2%
	Education — 2.1%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.50%, 06/01/2024	4,233
900	Rev., NATL-RE, 5.50%, 06/01/2027	1,115

		5,348

	Housing — 0.1%
145	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.63%, 07/01/2038	148

	Total New Hampshire	5,496

	New Jersey — 4.1%
	Education — 1.1%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.00%, 07/01/2018	255
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.00%, 12/01/2019	527
1,750	Series 1A, Rev., AMT, 5.00%, 12/01/2024	1,990

		2,772

	General Obligation — 0.6%
1,215	Egg Harbor Township Board of Education, GO, AGM, 5.75%, 07/15/2024	1,472

	Hospital — 1.3%
	New Jersey Health Care Facilities Financing Authority, University Hospital Issue,
1,000	Series A, Rev., AGM, 5.00%, 07/01/2022	1,128
820	Series A, Rev., AGM, 5.00%, 07/01/2023	940
1,095	Series A, Rev., AGM, 5.00%, 07/01/2026	1,278

		3,346

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc. Project, Series A, Rev., VRDO, 2.13%, 12/01/2017 (z)	500

	Transportation — 0.9%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.50%, 12/15/2021	2,204

	Total New Jersey	10,294

	New York — 9.4%
	Housing — 1.4%
	New York Mortgage Agency, Homeowner Mortgage,
1,625	Series 195, Rev., 4.00%, 10/01/2046	1,739
1,545	Series 197, Rev., 3.50%, 10/01/2044	1,624
235	New York State Mortgage Agency, 39th Series, Rev., 5.00%, 04/01/2028	239

		3,602

	Other Revenue — 1.9%
75	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.25%, 02/15/2024	78

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
4,000	New York State Dormitory Authority, State Sales Tax, Series B, Rev., 5.00%, 03/15/2030	4,753

		4,831

	Prerefunded — 0.0% (g)
5	New York State Dormitory Authority, Series A, Rev., 5.25%, 02/15/2019 (p)	5

	Transportation — 3.2%
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.00%, 11/15/2029	3,422
3,000	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.00%, 10/15/2030	3,550
1,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Rev., 5.00%, 11/15/2029	1,142

		8,114

	Water & Sewer — 2.9%
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.00%, 06/15/2031	1,175
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects - Second Resolution,
2,500	Series A, Rev., 5.25%, 06/15/2027	2,642
3,000	Series B, Rev., 5.00%, 06/15/2028	3,339

		7,156

	Total New York	23,708

	North Carolina — 2.5%
	Other Revenue — 0.5%
1,000	County of Randolph, Limited Obligation, Series B, Rev., 5.00%, 10/01/2026	1,204

	Prerefunded — 0.6%
1,355	University of North Carolina, Series A, Rev., 5.25%, 10/01/2019 (p)	1,440

	Water & Sewer — 1.4%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.25%, 07/01/2022	3,524

	Total North Carolina	6,168

	North Dakota — 3.0%
	Housing — 2.2%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
350	Series B, Rev., 5.00%, 07/01/2028	356
580	Series D, Rev., 3.50%, 07/01/2046	609
1,885	Series D, Rev., 4.00%, 07/01/2046	2,010
1,450	Series D, Rev., FHA, 4.00%, 01/01/2048	1,561
495	Series D, Rev., 4.50%, 01/01/2029	508
415	Series F, Rev., AMT, 4.50%, 01/01/2035	426

		5,470

	Utility — 0.8%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.88%, 07/01/2026	2,098

	Total North Dakota	7,568

	Ohio — 2.1%
	General Obligation — 0.7%
1,500	Lakota Local School District, Series A, GO, NATL-RE, 5.25%, 12/01/2025	1,836

	Housing — 0.6%
1,370	Ohio Housing Finance Agency Residential Mortgage, Mortgage-Backed Securities Program, Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 03/01/2047	1,448
20	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/2028	21

		1,469

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
1,615	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series B, Rev., 5.00%, 12/01/2029	1,924

	Utility — 0.0% (g)
75	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.25%, 02/15/2021	76

	Total Ohio	5,305

	Oklahoma — 0.3%
	Housing — 0.3%
465	Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.40%, 10/01/2038	477

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
320	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA COLL, 4.38%, 09/01/2027	332

		809

	Other Revenue — 0.0% (g)
30	IDK Partners III Trust, Mortgage Pass-Through Certificates, Class A, Rev., 5.10%, 08/01/2023 (bb)	30

	Total Oklahoma	839

	Oregon — 0.4%
	Housing — 0.4%
930	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.00%, 07/01/2030	977

	Pennsylvania — 4.1%
	Housing — 1.0%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
1,850	Series 121, Rev., 3.50%, 10/01/2046	1,928
565	Series 122, Rev., 4.00%, 10/01/2046	605

		2,533

	Industrial Development Revenue/Pollution Control Revenue — 2.0%
	Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project,
2,020	Rev., 5.00%, 12/01/2023	2,293
1,550	Rev., AGM, 5.00%, 12/01/2026	1,824
680	Rev., AGM, 5.00%, 12/01/2027	799

		4,916

	Other Revenue — 0.8%
2,000	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.00%, 04/15/2019	2,085

	Transportation — 0.3%
600	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., AMT, 5.00%, 01/01/2026	655

	Total Pennsylvania	10,189

	Rhode Island — 2.4%
	Education — 0.4%
1,000	Rhode Island Student Loan Authority, Student Loan Program, Series A, Rev., AMT, 5.00%, 12/01/2019	1,051

	Housing — 0.8%
2,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Series 1-A, Rev., 1.70%, 10/01/2019 (z)	1,989

	Transportation — 1.2%
2,600	Rhode Island Economic Development Corp., Series B, Rev., 5.00%, 07/01/2022	2,902

	Total Rhode Island	5,942

	South Carolina — 1.1%
	Housing — 0.6%
	South Carolina State Housing Finance & Development Authority,
230	Series 1, Rev., GNMA COLL, 5.00%, 01/01/2028	236
395	Series A, Rev., 4.00%, 01/01/2047	424
900	Series B, Rev., FHA, 4.00%, 07/01/2047	968

		1,628

	Other Revenue — 0.5%
1,000	Town of Hilton Head Island, Beach Preservation Fee Pledge, Rev., 5.00%, 08/01/2026	1,188

	Total South Carolina	2,816

	South Dakota — 0.9%
	Housing — 0.9%
2,040	South Dakota Housing Development Authority, Homeownership Mortgage, Series D, Rev., 4.00%, 11/01/2045	2,186

	Tennessee — 2.8%
	Housing — 1.0%
295	Tennessee Housing Development Agency, Housing Finance Program, Series A-1, Rev., 5.00%, 01/01/2027	299
	Tennessee Housing Development Agency, Residential Finance Program,
1,875	Rev., 3.50%, 01/01/2048	1,977
275	Series 2B, Rev., 4.00%, 07/01/2043	286

		2,562

	Utility — 0.9%
2,000	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.25%, 09/01/2021	2,222

	Water & Sewer — 0.9%
2,000	Nashville & Davidson County Metropolitan Government, Water & Sewer, Series A, Rev., AGM, 5.25%, 01/01/2021 (p)	2,211

	Total Tennessee	6,995

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — 5.1%
	General Obligation — 1.7%
1,450	Clear Creek Independent School District, School Building, Series B, GO, PSF-GTD, 1.45%, 08/14/2020 (z)	1,433
2,000	Socorro Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2024	2,370
450	State of Texas, Water Financial Assistance, Series D, GO, 5.00%, 05/15/2033	528

		4,331

	Hospital — 0.4%
	Irving Hospital Authority, Baylor Scott and White Medical Center,
250	Rev., 5.00%, 10/15/2026	288
500	Rev., 5.00%, 10/15/2027	573

		861

	Housing — 0.6%
1,040	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., 5.95%, 11/01/2023 (z)	1,041
505	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2029	524

		1,565

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
900	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project, Rev., 4.70%, 05/01/2018	911

	Other Revenue — 0.4%
1,000	Central Texas Regional Mobility Authority, Rev., 5.00%, 01/01/2046	1,107

	Transportation — 1.3%
2,800	Dallas Area Rapid Transit, Senior Lien, Series A, Rev., 5.00%, 12/01/2032	3,261

	Water & Sewer — 0.3%
665	City of Austin, Water & Wastewater System, Rev., 5.00%, 11/15/2027	815

	Total Texas	12,851

	Utah — 3.5%
	Housing — 2.2%
1,765	Utah Housing Corp., Single Family Mortgage, Series D, Rev., FHA, 4.00%, 01/01/2045	1,883
3,245	Utah State Board of Regents, Student Fee & Housing System, Rev., NATL-RE, 5.25%, 04/01/2023	3,770

		5,653

	Other Revenue — 0.5%
970	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.25%, 06/15/2029	1,230

	Utility — 0.8%
1,700	Utah Associated Municipal Power System, Horse Butte Wind Project, Series B, Rev., 5.00%, 09/01/2033	2,011

	Total Utah	8,894

	Vermont — 3.2%
	Education — 2.1%
	Vermont Student Assistance Corp., Education Loan,
1,000	Series A, Rev., AMT, 5.00%, 06/15/2023	1,113
1,400	Series A, Rev., AMT, 5.00%, 06/15/2024	1,577
2,150	Series A, Rev., AMT, 5.00%, 06/15/2025	2,438

		5,128

	Housing — 1.1%
	Vermont Housing Finance Agency, Multiple Purpose,
750	Series A, Rev., AMT, 4.00%, 11/01/2047	801
1,735	Series B, Rev., AMT, 3.75%, 11/01/2045	1,808
250	Series B, Rev., AMT, 4.13%, 11/01/2042	256

		2,865

	Total Vermont	7,993

	Washington — 3.7%
	General Obligation — 0.9%
2,000	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 07/01/2022	2,275

	Hospital — 1.4%
1,850	Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2035	2,143
1,125	Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2026	1,297

		3,440

	Housing — 1.4%
	Washington Housing Finance Commission, Single-Family Program,
450	Series 2A-R, Rev., AMT, 3.50%, 12/01/2046	468

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
2,850	Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 06/01/2047	2,997

		3,465

	Total Washington	9,180

	West Virginia — 1.2%
	Other Revenue — 1.2%
2,690	West Virginia Economic Development Authority, Lease, Correctional Juvenile & Public Safety Facilities, Series A, Rev., 5.00%, 06/01/2029	3,019

	Wisconsin — 2.1%
	Education — 2.1%
	Wisconsin Health & Educational Facilities Authority, Agnesian Healthcare, Inc.,
250	Rev., 5.00%, 07/01/2024	288
250	Rev., 5.00%, 07/01/2025	291
	Wisconsin Health & Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.,
520	Rev., 5.00%, 09/01/2022	575
550	Rev., 5.00%, 09/01/2023	616
580	Rev., 5.00%, 09/01/2024	656
235	Rev., 5.00%, 09/01/2025	267
385	Rev., 5.00%, 09/01/2026	440
535	Rev., 5.00%, 09/01/2027	614
	Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc.,
400	Series C, Rev., 5.00%, 02/15/2027	467
575	Series C, Rev., 5.00%, 02/15/2028	668
375	Series C, Rev., 5.00%, 02/15/2029	433

	Total Wisconsin	5,315

	Total Municipal Bonds (Cost $242,060)	247,364

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
3,690	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $3,690)	3,690

	Total Investments — 99.9% (Cost $245,750)	251,054
	Other Assets in Excess of Liabilities — 0.1%	333

	NET ASSETS — 100.0%	$251,387

Percentages indicated are based on net assets.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BRRH	—	Boca Raton Regional Hospital
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
COLL	—	Collateral
COP	—	Certificate of Participation
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (‘SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Utility	$—	$2,395	$—	$2,395
Alaska
Housing	—	987	—	987
Arizona
Water & Sewer	—	5,592	—	5,592
California
General Obligation	—	949	—	949
Hospital	—	478	—	478
Other Revenue	—	751	—	751

Total California	—	2,178	—	2,178

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colorado
Certificate of Participation/Lease	$—	$693	$—	$693
Education	—	1,001	—	1,001
General Obligation	—	1,103	—	1,103
Hospital	—	1,037	—	1,037
Housing	—	56	—	56

Total Colorado	—	3,890	—	3,890

Connecticut
Education	—	4,136	—	4,136
Housing	—	3,473	—	3,473

Total Connecticut	—	7,609	—	7,609

Delaware
Housing	—	530	—	530
District of Columbia
Transportation	—	1,195	—	1,195
Water & Sewer	—	3,435	—	3,435

Total District of Columbia	—	4,630	—	4,630

Florida
Certificate of Participation/Lease	—	10,555	—	10,555
Hospital	—	1,210	—	1,210
Housing	—	1,589	—	1,589
Industrial Development Revenue/Pollution Control Revenue	—	1,430	—	1,430
Other Revenue	—	2,301	—	2,301
Transportation	—	1,672	—	1,672
Utility	—	6,866	—	6,866

Total Florida	—	25,623	—	25,623

Georgia
Hospital	—	997	—	997
Housing	—	2,149	—	2,149

Total Georgia	—	3,146	—	3,146

Guam
Water & Sewer	—	762	—	762
Illinois
Hospital	—	416	—	416
Housing	—	1,552	—	1,552

Total Illinois	—	1,968	—	1,968

Indiana
Hospital	—	1,922	—	1,922
Housing	—	443	—	443
Industrial Development Revenue/Pollution Control Revenue	—	2,211	—	2,211
Water & Sewer	—	1,404	—	1,404

Total Indiana	—	5,980	—	5,980

Iowa
Education	—	1,137	—	1,137
Housing	—	2,821	—	2,821

Total Iowa	—	3,958	—	3,958

Kentucky
Education	—	545	—	545
Industrial Development Revenue/Pollution Control Revenue	—	492	—	492

Total Kentucky	—	1,037	—	1,037

Louisiana
Housing	—	451	—	451
Other Revenue	—	1,260	—	1,260

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Louisiana	$—	$1,711	$—	$1,711

Maine
Housing	—	1,448	—	1,448
Maryland
Housing	—	1,609	—	1,609
Massachusetts
Education	—	2,158	—	2,158
Housing	—	798	—	798
Water & Sewer	—	18,625	—	18,625

Total Massachusetts	—	21,581	—	21,581

Michigan
Education	—	675	—	675
Housing	—	1,231	—	1,231
Industrial Development Revenue/Pollution Control Revenue	—	1,670	—	1,670

Total Michigan	—	3,576	—	3,576

Minnesota
General Obligation	—	39	—	39
Housing	—	6,898	—	6,898

Total Minnesota	—	6,937	—	6,937

Mississippi
Housing	—	1,013	—	1,013
Missouri
Housing	—	2,109	—	2,109
Nevada
Hospital	—	1,360	—	1,360
New Hampshire
Education	—	5,348	—	5,348
Housing	—	148	—	148

Total New Hampshire	—	5,496	—	5,496

New Jersey
Education	—	2,772	—	2,772
General Obligation	—	1,472	—	1,472
Hospital	—	3,346	—	3,346
Industrial Development Revenue/Pollution Control Revenue	—	500	—	500
Transportation	—	2,204	—	2,204

Total New Jersey	—	10,294	—	10,294

New York
Housing	—	3,602	—	3,602
Other Revenue	—	4,831	—	4,831
Prerefunded	—	5	—	5
Transportation	—	8,114	—	8,114
Water & Sewer	—	7,156	—	7,156

Total New York	—	23,708	—	23,708

North Carolina
Other Revenue	—	1,204	—	1,204
Prerefunded	—	1,440	—	1,440
Water & Sewer	—	3,524	—	3,524

Total North Carolina	—	6,168	—	6,168

North Dakota
Housing	—	5,470	—	5,470
Utility	—	2,098	—	2,098

Total North Dakota	—	7,568	—	7,568

Ohio
General Obligation	—	1,836	—	1,836
Housing	—	1,469	—	1,469

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrial Development Revenue/Pollution Control Revenue	$—	$1,924	$—	$1,924
Utility	—	76	—	76

Total Ohio	—	5,305	—	5,305

Oklahoma
Housing	—	809	—	809
Other Revenue	—	—	30	30

Total Oklahoma	—	809	30	839

Oregon
Housing	—	977	—	977
Pennsylvania
Housing	—	2,533	—	2,533
Industrial Development Revenue/Pollution Control Revenue	—	4,916	—	4,916
Other Revenue	—	2,085	—	2,085
Transportation	—	655	—	655

Total Pennsylvania	—	10,189	—	10,189

Rhode Island
Education	—	1,051	—	1,051
Housing	—	1,989	—	1,989
Transportation	—	2,902	—	2,902

Total Rhode Island	—	5,942	—	5,942

South Carolina
Housing	—	1,628	—	1,628
Other Revenue	—	1,188	—	1,188

Total South Carolina	—	2,816	—	2,816

South Dakota
Housing	—	2,186	—	2,186
Tennessee
Housing	—	2,562	—	2,562
Utility	—	2,222	—	2,222
Water & Sewer	—	2,211	—	2,211

Total Tennessee	—	6,995	—	6,995

Texas
General Obligation	—	4,331	—	4,331
Hospital	—	861	—	861
Housing	—	1,565	—	1,565
Industrial Development Revenue/Pollution Control Revenue	—	911	—	911
Other Revenue	—	1,107	—	1,107
Transportation	—	3,261	—	3,261
Water & Sewer	—	815	—	815

Total Texas	—	12,851	—	12,851

Utah
Housing	—	5,653	—	5,653
Other Revenue	—	1,230	—	1,230
Utility	—	2,011	—	2,011

Total Utah	—	8,894	—	8,894

Vermont
Education	—	5,128	—	5,128
Housing	—	2,865	—	2,865

Total Vermont	—	7,993	—	7,993

Washington
General Obligation	—	2,275	—	2,275
Hospital	—	3,440	—	3,440
Housing	—	3,465	—	3,465

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Washington	$—	$9,180	$—	$9,180

West Virginia
Other Revenue	—	3,019	—	3,019
Wisconsin
Education	—	5,315	—	5,315

Total Municipal Bonds	—	247,334	30	247,364

Short-Term Investment
Investment Company	3,690	—	—	3,690

Total Investments in Securities	$3,690	$247,334	$30	$251,054

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 92.5%
	Arizona — 0.3%
5,435	Tender Option Bond Trust Receipts/CTFS, Series 2017-XM0563, Rev., VRDO, 1.04%, 12/07/2017 (z)	5,435

	California — 3.7%
2,000	Beverly Hills Public Financing Authority, Series 2016-XF2281, Rev., VRDO, LIQ: Citibank NA, 0.98%, 12/07/2017 (e) (z)	2,000
31,720	City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments, Series H-2, Rev., VRDO, LOC: Bank of China, 1.00%, 12/07/2017 (z)	31,720
1,400	City of Los Angeles, Multi-Family, Series I, Rev., VRDO, 1.03%, 12/07/2017 (z)	1,400
8,960	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, NATL, LOC: Societe Generale, 1.00%, 12/07/2017 (z)	8,960
1,425	Oxnard Housing Authority, Seawind Apartments Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.02%, 12/07/2017 (z)	1,425
	Tender Option Bond Trust Receipts/CTFS,
9,025	Series 2016-XF0452, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.99%, 12/07/2017 (e) (z)	9,025
500	Series 2016-XG0043, GO, VRDO, AGC, 0.98%, 12/07/2017 (e) (z)	500
5,000	Series 2017-XF0578, GO, VRDO, 1.02%, 12/07/2017 (e) (z)	5,000
6,600	Series 2017-XF0579, GO, VRDO, 0.99%, 12/07/2017 (e) (z)	6,600
3,375	Series 2017-XF0580, GO, VRDO, 0.99%, 12/07/2017 (e) (z)	3,375
2,375	Series 2017-ZF0581, Rev., VRDO, 1.02%, 12/07/2017 (z)	2,375
2,600	Series 2017-ZM0473, Rev., VRDO, LIQ: Royal Bank of Canada, 1.02%, 12/07/2017 (z)	2,600
1,465	Series 2017-ZM0487, Rev., VRDO, LIQ: Royal Bank of Canada, 1.02%, 12/07/2017 (e) (z)	1,465

		76,445

	Colorado — 3.4%
8,925	Colorado Housing & Finance Authority, Multi-Family Housing, Rev., VRDO, LOC: U.S. Bank NA, 1.04%, 12/07/2017 (z)	8,925
	Colorado Housing & Finance Authority, Single Family Mortgage,
15,795	Series A, Class I Shares, Rev., VRDO, AMT, 1.00%, 12/07/2017 (z)	15,795
5,125	Series B-3, Class 1, Rev., VRDO, AMT, FHLB, 1.01%, 12/07/2017 (z)	5,125
39,670	Tender Option Bond Trust Receipts/CTFS, Series 2016-ZF0467, Rev., VRDO, LIQ: Royal Bank of Canada, 1.04%, 12/07/2017 (e) (z)	39,670

		69,515

	Connecticut — 2.0%
11,695	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series E, Rev., VRDO, 1.03%, 12/07/2017 (z)	11,695
30,000	Connecticut State Development Authority, Rev., VRDO, LOC: Bank of Montreal, 1.02%, 12/07/2017 (z)	30,000

		41,695

	District of Columbia — 0.8%
15,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-108, GO, VRDO, 1.00%, 12/07/2017 (e) (z)	15,000
2,500	Tender Option Bond Trust Receipts/CTFS, Series 2017-ZM0554, Rev., VRDO, 1.03%, 12/07/2017 (e) (z)	2,500

		17,500

	Florida — 4.9%
3,330	Alachua County Housing Finance Authority, Rev., VRDO, 1.02%, 12/07/2017 (z)	3,330
17,800	Collier County IDA, Allete, Inc. Project, Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.01%, 12/07/2017 (z)	17,800
7,440	Collier County IDA, Ave Maria Utility Co. Project, Rev., VRDO, AMT, LOC: Northern Trust Co., 1.02%, 12/07/2017 (z)	7,440
2,870	Collier County, Housing Finance Authority, Series A, Rev., VRDO, FNMA, 1.05%, 12/07/2017 (z)	2,870
15,000	County of Okeechobee, Landfill, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.01%, 12/07/2017 (z)	15,000
6,590	County of Palm Beach, Florida Schood Board, Class A, COP, VRDO, LIQ: Citibank NA, 1.01%, 12/07/2017 (e) (z)	6,590
14,600	Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank NA, 1.03%, 12/07/2017 (z)	14,600
3,300	Hillsborough County, Housing Finance Authority, Multifamily Housing, Brandywine Apartments, Rev., VRDO, LOC: Citibank NA, 1.02%, 12/07/2017 (z)	3,300

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Florida — continued
9,800	Miami-Dade County Industrial Development Authority, Professional Modification Services Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.01%, 12/07/2017 (z)	9,800
16,000	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America NA, 1.03%, 12/07/2017 (z)	16,000
3,750	Tender Option Bond Trust Receipts/CTFS, Series 2017-ZF2503, Rev., VRDO, 1.03%, 12/07/2017 (z)	3,750

		100,480

	Georgia — 0.8%
14,800	Atkinson/Coffee Counties Joint Development Authority, Solid Waste Disposal, Langboard, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.01%, 12/07/2017 (z)	14,800
2,895	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 1.00%, 12/07/2017 (z)	2,895

		17,695

	Idaho — 1.2%
25,695	Idaho Housing & Finance Association, Single Family Mortgage, Series A-3, Class I Shares, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 1.00%, 12/07/2017 (z)	25,695

	Illinois — 1.2%
12,000	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Bank of Montreal, 1.02%, 12/07/2017 (z)	12,000
12,000	Illinois Finance Authority, St. Ignatius College Prep. Project, Rev., VRDO, LOC: PNC Bank NA, 0.97%, 12/07/2017 (z)	12,000

		24,000

	Indiana — 0.6%
6,375	City of Chicago, Gary International Airport Authority, Multi-Modal Special purpose Facility, Rev., VRDO, LOC: BMO Harris Bank NA, 1.02%, 12/07/2017 (z)	6,375
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America NA, 1.24%, 12/07/2017 (z)	4,100
2,500	Tender Option Bond Trust Receipts/CTFS , Series 2016-ZF0280, Rev., VRDO, LIQ: TD Bank NA, 1.01%, 12/07/2017 (z)	2,500

		12,975

	Iowa — 0.9%
10,910	Iowa Finance Authority, Multi-Family Housing, Series A, Rev., VRDO, AMT, 1.01%, 12/07/2017 (z)	10,910
7,970	Iowa Finance Authority, Wellness Facility, Community of MarshallTown Project, Rev., VRDO, 0.99%, 12/07/2017 (z)	7,970

		18,880

	Kansas — 1.7%
7,750	City of Mission, Multi-Family Housing, The Falls Apartments Project, Rev., VRDO, LOC: U.S. Bank NA, 1.06%, 12/07/2017 (z)	7,750
20,780	City of Wichita, Airport Facility, FlightSafety International, Inc., Series 2003, Rev., VRDO, 1.00%, 12/07/2017 (z)	20,780
6,950	Tender Option Bond Trust Receipts/CTFS, Series 2017-XF2507, Rev., VRDO, 1.02%, 12/07/2017 (z)	6,950

		35,480

	Kentucky — 3.7%
6,800	County of Carroll, Rev., VRDO, 1.03%, 12/07/2017 (z)	6,800
7,100	County of Carroll, Kentucky Environmental Facilities, Series A, Rev., VRDO, AMT, 1.03%, 12/07/2017 (z)	7,100
4,400	County of Kenton, Airport Board, Special Facilities, Series A, Class A, Rev., VRDO, 1.00%, 12/07/2017 (z)	4,400
39,200	Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project, Series A, Rev., VRDO, 1.00%, 12/01/2017 (z)	39,200
13,900	Louisville Regional Airport Authority, Airport System, Series B, Rev., VRDO, 1.01%, 12/01/2017 (z)	13,900
5,740	Maysville Industrial Bldg., Green Tokai Co., Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.04%, 12/07/2017 (z)	5,740

		77,140

	Maine — 2.6%
	Maine State Housing Mortgage Authority,
10,570	Series B2, Rev., VRDO, AMT, 1.04%, 12/07/2017 (z)	10,570
25,175	Series E-3, Rev., VRDO, AMT, 1.04%, 12/07/2017 (z)	25,175
17,090	Series G, Rev., VRDO, AMT, 1.07%, 12/07/2017 (z)	17,090

		52,835

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maryland — 4.8%
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
22,150	Series G, Rev., VRDO, AMT, 1.08%, 12/07/2017 (z)	22,150
47,500	Series J, Rev., VRDO, AMT, 1.01%, 12/07/2017 (z)	47,500
13,900	Prince Georges County Housing Authority, Multi-Family, Allentowne Apartments Project, Rev., VRDO, FHLMC, LOC: FHLMC, 1.03%, 12/07/2017 (z)	13,900
15,000	State of Maryland, Transportation Authority, Rev., VRDO, 1.02%, 12/07/2017 (z)	15,000

		98,550

	Massachusetts — 0.5%
9,850	Massachusetts State Development Finance Agency, Housing, Cordis Mills LLC, Rev., VRDO, FNMA, LIQ: FNMA, 1.02%, 12/07/2017 (z)	9,850

	Michigan — 6.0%
27,050	Kent Hospital Finance Authority, Spectrum Health System, Series C, Rev., VRDO, LOC: Bank of New York Mellon, 0.97%, 12/07/2017 (z)	27,050
4,415	Michigan State Housing Development Authority, Multi-Family Housing, Series A, Class A, Rev., VRDO, 1.02%, 12/07/2017 (z)	4,415
	Michigan State Housing Development Authority, Rental Housing,
24,060	Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.03%, 12/07/2017 (z)	24,060
10,200	Series D, Rev., VRDO, 1.10%, 12/07/2017 (z)	10,200
48,685	Michigan State Housing Development Authority, Single-Family Mortgage, Series B, Rev., VRDO, 1.08%, 12/07/2017 (z)	48,685
10,000	Rib Floater Trust, Series 2017-012, Rev., VRDO, LIQ: Barclays Bank plc, 1.02%, 12/07/2017 (e) (z)	10,000

		124,410

	Minnesota — 1.0%
13,200	Minnesota Housing Finance Agency, Residential Housing Finance, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, 1.02%, 12/07/2017 (z)	13,200
7,000	Oakdale Multifamily, Housing Cottage Homesteads, Rev., VRDO, FHLMC, LOC: FHLMC, 1.02%, 12/07/2017 (z)	7,000

		20,200

	Mississippi — 0.2%
5,050	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series H, Rev., VRDO, 1.02%, 12/01/2017 (z)	5,050

	Missouri — 3.2%
29,380	Rib Floater Trust, Series 2017-010, Rev., VRDO, LOC: Barclays Bank plc, 1.02%, 12/07/2017 (e) (z)	29,380
25,000	St. Charles County IDA, Country Club Apartments Project, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	25,000
12,100	St. Charles County IDA, Remington Apartments Project, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	12,100

		66,480

	Nebraska — 0.5%
10,000	Nebraska Investment Finance Authority, Multi-Family Housing, Series A, Rev., VRDO, LOC: Citibank NA, 1.04%, 12/07/2017 (z)	10,000

	Nevada — 3.3%
65,900	City of Reno, Sales Tax Revenue, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2008A, Rev., VRDO, LOC: Bank of New York Mellon, 1.01%, 12/01/2017 (z)	65,900
2,750	Clark County, Nevada Airport System, Series B-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 1.03%, 12/07/2017 (z)	2,750

		68,650

	New Jersey — 2.2%
	RBC Municipal Products, Inc. Trust, Floater Certificates,
10,000	Series E-102, Rev., VRDO, LIQ: Royal Bank of Canada, 1.00%, 12/07/2017 (e) (z)	10,000
35,500	Series E-103, Rev., VRDO, LIQ: Royal Bank of Canada, 1.00%, 12/07/2017 (e) (z)	35,500

		45,500

	New York — 10.9%
10,000	City of New York, Fiscal Year 2017, Series A, Subseries A-6, GO, VRDO, 0.99%, 12/01/2017 (z)	10,000
13,100	City of New York, Housing Development Corp., Series A, Rev., VRDO, FHLMC, 1.00%, 12/07/2017 (z)	13,100

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
13,310	Erie County Industrial Development Agency, Series 2008, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 1.07%, 12/07/2017 (z)	13,310
14,550	New York City Housing Development Corp., Multifamily Mortgage, 89 Murray Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	14,550
4,025	New York City Housing Development Corp., Multi-Family Mortgage, Bathgate Avenue Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.03%, 12/07/2017 (z)	4,025
10,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 1.07%, 12/07/2017 (z)	10,000
10,000	New York City Industrial Development Agency, 123 Washington LLC Project, Series 2007, Rev., VRDO, LOC: Bank of China, 0.96%, 12/01/2017 (z)	10,000
19,000	New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project, Rev., VRDO, LOC: Citibank NA, 1.01%, 12/07/2017 (z)	19,000
10,000	New York Liberty Development Corp., Series 2015-XF2023, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.02%, 12/07/2017 (e) (z)	10,000
16,500	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project, Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.02%, 12/07/2017 (z)	16,500
21,550	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 1.05%, 12/07/2017 (z)	21,550
20,400	New York State Housing Finance Agency, 250 West 93rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.01%, 12/07/2017 (z)	20,400
8,100	New York State Housing Finance Agency, 42nd and 10th Housing, Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 0.98%, 12/07/2017 (z)	8,100
4,800	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 1.00%, 12/01/2017 (z)	4,800
5,000	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	5,000
	New York State Mortgage Agency, Homeowner Mortgage,
10,810	Series 135, Rev., VRDO, AMT, 1.00%, 12/01/2017 (z)	10,810
3,665	Series 142, Rev., VRDO, AMT, 0.99%, 12/01/2017 (z)	3,665
9,505	Port Authority of New York & New Jersey, Series 2016-ZF2380, Rev., VRDO, LIQ: Citibank NA, 1.03%, 12/07/2017 (e) (z)	9,505
	Tender Option Bond Trust Receipts/CTFS,
2,500	Rev., VRDO, LIQ: Citibank NA, 1.02%, 12/07/2017 (z)	2,500
2,050	Series 2017-XG0156, Rev., VRDO, 0.99%, 12/07/2017 (z)	2,050
4,000	Series XF0566, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.99%, 12/07/2017 (e) (z)	4,000
4,000	Series XF0567, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.99%, 12/07/2017 (e) (z)	4,000
7,550	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., VRDO, LOC: TD Bank NA, 0.94%, 12/07/2017 (z)	7,550

		224,415

	North Carolina — 1.0%
5,475	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America NA, 1.03%, 12/07/2017 (z)	5,475
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 2016-ZM0153, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.00%, 12/07/2017 (e) (z)	5,000
10,000	Union County Industrial Facilities & Pollution Control Financing Authority, Series 2007, Rev., VRDO, 1.01%, 12/07/2017 (z)	10,000

		20,475

	North Dakota — 1.3%
27,055	North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage, Series B, Rev., VRDO, AMT, 1.01%, 12/07/2017 (z)	27,055

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oregon — 1.8%
36,835	Port of Portland, Oregon Portland International Airport, Series 18B, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 1.06%, 12/07/2017 (z)	36,835

	Pennsylvania — 3.8%
3,900	County of Allegheny, Residential Finance Authority, Single Family Mortgage, Series PP, Rev., VRDO, AMT, GNMA COLL, 1.23%, 12/07/2017 (z)	3,900
13,455	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LOC: Societe Generale, 1.00%, 12/07/2017 (e) (z)	13,455
10,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Rev., VRDO, 1.02%, 12/07/2017 (z)	10,000
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
13,160	Series 2004-83C, Rev., VRDO, AMT, 0.98%, 12/07/2017 (z)	13,160
800	Series 2005-88C, Rev., VRDO, AMT, 0.98%, 12/07/2017 (z)	800
15,865	Series 2006-93B, Rev., VRDO, AMT, 0.99%, 12/07/2017 (z)	15,865
17,425	Series 2007-98C, Rev., VRDO, AMT, 0.99%, 12/07/2017 (z)	17,425
4,840	Series 2007-99C, Rev., VRDO, AMT, 0.99%, 12/07/2017 (z)	4,840

		79,445

	Rhode Island — 0.1%
2,100	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.03%, 12/07/2017 (z)	2,100

	South Carolina — 0.3%
1,185	South Carolina State Housing Finance & Development Authority, Rental Housing, Rocky Creek, Rev., VRDO, 1.01%, 12/07/2017 (z)	1,185
5,000	Tender Option Bond Trust Receipts/CTFS, Series 2015-XF2204, Rev., VRDO, LIQ: Citibank NA, 1.00%, 12/07/2017 (e) (z)	5,000

		6,185

	Tennessee — 3.5%
650	Clarksville Public Building Authority, Rev., VRDO, LOC: Bank of America NA, 0.99%, 12/01/2017 (z)	650
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund,
10,000	Rev., VRDO, LOC: Bank of America NA, 0.99%, 12/01/2017 (z)	10,000
5,300	Series 2004, Rev., VRDO, LOC: Bank of America NA, 0.99%, 12/01/2017 (z)	5,300
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank NA, 1.04%, 12/07/2017 (z)	9,000
12,750	Metropolitan Government of Nashville & Davidson County Industrial Development Board, Multifamily Housing, Arbor Crest, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	12,750
10,860	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank NA, 1.04%, 12/07/2017 (z)	10,860
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
5,000	Series 2004, Rev., VRDO, LOC: Bank of America NA, 0.99%, 12/01/2017 (z)	5,000
4,910	Series 2006, Rev., VRDO, LOC: Bank of America NA, 0.99%, 12/01/2017 (z)	4,910
13,200	Wilson County, Tennessee Sports Authority, Rev., VRDO, LOC: PNC Bank NA, 0.98%, 12/07/2017 (z)	13,200

		71,670

	Texas — 7.2%
11,795	County of Harris, Series SGC-31, Class A, Rev., VRDO, LOC: Societe Generale, 1.00%, 12/07/2017 (z)	11,795
7,300	County of Harris, Cultural Education Facilities Finance Corp., Hospital, Memorial Hermann Health System, Rev., VRDO, 0.99%, 12/07/2017 (z)	7,300
7,825	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 1.04%, 12/07/2017 (z)	7,825
3,900	Mission Economic Development Corp., Solid Waste Disposal, Rev., VRDO, 1.05%, 12/07/2017 (z)	3,900
12,635	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank NA, 1.03%, 12/07/2017 (z)	12,635

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — continued
10,950	North Texas Tollway Authority, Series 2016-XF2220, Rev., VRDO, LIQ: Citibank NA, 1.00%, 12/07/2017 (e) (z)	10,950
4,500	San Jacinto Community College District, Series 2015-XF2010, GO, VRDO, LIQ: Morgan Stanley Bank, 1.00%, 12/07/2017 (e) (z)	4,500
8,200	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LOC: FNMA, 1.04%, 12/07/2017 (z)	8,200
20,820	State of Texas, Series C, GO, VRDO, 1.01%, 12/07/2017 (z)	20,820
6,965	SunAmerica Taxable Trust, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.03%, 12/07/2017 (z)	6,965
350	Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project, Series A, Rev., VRDO, 0.88%, 12/01/2017 (z)	350
	Tender Option Bond Trust Receipts/CTFS,
36,455	Series 2016-ZF0465, Rev., VRDO, LIQ: Royal Bank of Canada, 1.04%, 12/07/2017 (e) (z)	36,455
5,605	Series 2017-XG0155, GO, VRDO, PSF-GTD, 1.00%, 12/07/2017 (z)	5,605
11,495	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Texas Comptroller of Public Accounts, 0.99%, 12/07/2017 (z)	11,495

		148,795

	Utah — 4.7%
	Utah Housing Corp., Single Family Mortgage,
3,005	Series A-1, Class I Shares, Rev., VRDO, 1.00%, 12/07/2017 (z)	3,005
4,310	Series B, Class I Shares, Rev., VRDO, 1.00%, 12/07/2017 (z)	4,310
5,255	Series C-2, Class I Shares, Rev., VRDO, FHA, 1.00%, 12/07/2017 (z)	5,255
4,935	Series D-2, Class I Shares, Rev., VRDO, 1.00%, 12/07/2017 (z)	4,935
2,435	Utah Housing Finance Agency, Single Family Mortgage, Series A-2, Rev., VRDO, 1.00%, 12/07/2017 (z)	2,435
77,674	Wells Fargo Stage Trust, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.02%, 12/07/2017 (e) (z)	77,674

		97,614

	Virginia — 5.3%
	County of King George, IDA, Birchwood Power Partners,
3,800	Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.97%, 12/01/2017 (z)	3,800
9,200	Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.97%, 12/01/2017 (z)	9,200
	FHLMC, Multi-Family Housing,
40,085	Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.02%, 12/07/2017 (z)	40,085
12,915	Series M021, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.02%, 12/07/2017 (z)	12,915
20,670	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.03%, 12/07/2017 (z)	20,670
21,690	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.03%, 12/07/2017 (z)	21,690
1,300	Norfolk Redevelopment & Housing Authority, Student Housing Project, Rev., VRDO, 1.07%, 12/07/2017 (z)	1,300

		109,660

	Washington — 2.0%
10,000	Port Grays Harbor Industrial Development Corp., Murphy Co. Project, Rev., VRDO, LOC: U.S. Bank NA, 1.02%, 12/07/2017 (z)	10,000
16,935	Port of Seattle, Subordinate Lien, Series 2008, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.00%, 12/07/2017 (z)	16,935
1,500	Washington Economic Development Finance Authority, Rev., VRDO, 1.05%, 12/07/2017 (z)	1,500
5,350	Washington State Housing Finance Commission, Multi-Family Housing, Alderwood Court Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.04%, 12/07/2017 (z)	5,350
6,700	Washington State Housing Finance Commission, Multi-Family Housing, Meridian Court Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.04%, 12/07/2017 (z)	6,700

		40,485

	West Virginia — 0.4%
8,120	County of Harrison, Solid Waste Disposal, Waste Management of West Virginia, Inc. Project, Series A, Rev., VRDO, LOC: Bank of America NA, 1.03%, 12/07/2017 (z)	8,120

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Wisconsin — 0.1%
1,300	City of Appleton, Industrial Development, Series A, Rev., VRDO, 1.17%, 12/07/2017 (z)	1,300

	Wyoming — 0.6%
7,000	County of Laramie, Wyoming Industrial Development, Series B, Rev., VRDO, 0.99%, 12/07/2017 (z)	7,000
5,900	Wyoming Community Development Authority, Composite Reoffering Housing, Series 6, Rev., VRDO, AMT, 1.01%, 12/07/2017 (z)	5,900

		12,900

	Total Municipal Bonds (Cost $1,911,514)	1,911,514

SHARES
Variable Rate Demand Preferred Shares — 6.8%
	California — 0.7%
	Nuveen California Quality Municipal Income Fund
10,000	Series 4, LIQ: Royal Bank of Canada, 1.12%, 12/07/2017 # (e)	10,000
5,000	Series 6, LIQ: Citibank NA, 1.12%, 12/07/2017 # (e)	5,000

		15,000

	Other — 6.1%
	Nuveen AMT-Free Quality Municipal Income Fund
25,000	Series 3, LIQ: Toronto-Dominion Bank, 1.05%, 12/07/2017 # (e)	25,000
46,700	Series 4, LIQ: Barclays Bank plc, 1.07%, 12/07/2017 # (e)	46,700
	Nuveen Quality Municipal Income Fund
44,700	Series 1, LIQ: Barclays Bank plc, 1.12%, 12/07/2017 # (e)	44,700
9,700	Series 3, LIQ: Barclays Bank plc, 1.12%, 12/07/2017 # (e)	9,700

		126,100

	Total Variable Rate Demand Preferred Shares (Cost $141,100)	141,100

	Total Investments — 99.3% (Cost $2,052,614)*	2,052,614
	Other Assets in Excess of Liabilities — 0.7%	13,606

	NET ASSETS — 100.0%	$2,066,220

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2017.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature. The interest rate shown is the rate in effect as of November 30, 2017.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,052,614	$—	$2,052,614

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 58.1% (t)
	Ohio — 58.1%
	Education — 4.2%
1,915	Ohio State University, General Receipts, Unrefunded Balance, Series D, Rev., 5.00%, 12/01/2027	2,372

	General Obligation — 5.4%
2,500	County of Butler, Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.25%, 12/01/2024	3,015

	Hospital — 1.9%
1,000	State of Ohio, University Hospital Health System, Inc., Series A, Rev., 5.25%, 01/15/2023	1,068

	Housing — 0.7%
375	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series J, Rev., GNMA/FNMA/FHLMC, 5.90%, 09/01/2023	381

	Other Revenue — 2.4%
1,235	State of Ohio, Parks & Recreation Capital Facilities, Series II-A, Rev., 5.00%, 12/01/2020	1,352

	Prerefunded — 31.9%
1,000	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., AGC, 5.00%, 02/15/2019 (p)	1,041
1,530	Beavercreek City School District, Counties of Greene & Montgomery, School Improvement, GO, 5.00%, 06/01/2019 (p)	1,606
1,610	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax, GO, 5.00%, 06/01/2022 (p)	1,829
1,500	City of Columbus, Limited Tax, Various Purpose, Series B, GO, 5.00%, 08/15/2023 (p)	1,749
1,500	City of Columbus, Unlimited Tax, Various Purpose, Series A, GO, 5.00%, 07/01/2021 (p)	1,666
1,405	Delaware & Franklin Counties, Olentangy Local School District, School Facilities Construction & Improvement, GO, 5.00%, 06/01/2018 (p)	1,429
1,000	Franklin, Delaware & Union Counties, Dublin City School District, School Facilities Construction & Improvement, GO, 5.00%, 12/01/2018 (p)	1,034
1,835	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects, Series A, Rev., 5.00%, 04/01/2019 (p)	1,917
2,185	State of Ohio, Higher Educational Facility, Otterbein College 2008 Project, Series A, Rev., 5.50%, 12/01/2018 (p)	2,271
1,500	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group, Series B, Rev., 5.00%, 01/01/2019 (p)	1,556
1,750	State of Ohio, Infrastructure Improvement, Series A, GO, 5.38%, 03/01/2018 (p)	1,767

		17,865

	Transportation — 7.5%
2,000	City of Cleveland, Airport System, Series A, Rev., AGM-CR, AMBAC, 5.25%, 01/01/2020	2,145
2,000	Ohio State Turnpike Commission, Series A, Rev., 5.00%, 02/15/2022	2,082

		4,227

	Water & Sewer — 4.1%
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.50%, 12/01/2021	2,286

	Total Municipal Bonds (Cost $30,642)	32,566

SHARES
Short-Term Investment — 42.2%
	Investment Company — 42.2%
23,658	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $23,658)	23,658

	Total Investments — 100.3% (Cost $54,300)	56,224
	Liabilities in Excess of Other Assets — (0.3)%	(177)

	NET ASSETS — 100.0%	$56,047

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$23,658	$32,566	$—	$56,224

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 9.0%
514	Academic Loan Funding Trust, Series 2012-1A, Class A1, 2.13%, 12/27/2022 (e) (z)	515
	American Credit Acceptance Receivables Trust,
823	Series 2016-3, Class A, 1.70%, 11/12/2020 (e)	823
2,030	Series 2017-1, Class A, 1.72%, 06/15/2020 (e)	2,028
2,753	Series 2017-2, Class A, 1.84%, 07/13/2020 (e)	2,752
4,070	Series 2017-3, Class A, 1.82%, 03/10/2020 (e)	4,069
1,706	AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.81%, 10/08/2020	1,706
	AmeriCredit Automobile Receivables Trust,
2,179	Series 2017-1, Class A2A, 1.51%, 05/18/2020	2,176
1,597	Series 2017-1, Class A3, 1.87%, 08/18/2021	1,593
1,134	Series 2017-2, Class A3, 1.98%, 12/20/2021	1,132
3,967	Series 2017-3, Class A3, 1.90%, 03/18/2022	3,947
35	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, 2.45%, 08/25/2032 (z) (bb)	34
1,744	Ascentium Equipment Receivables Trust, Series 2017-2A, Class A2, 2.00%, 05/11/2020 (e)	1,741
1,371	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.90%, 03/20/2020 (e)	1,370
	Bear Stearns Asset-Backed Securities Trust,
276	Series 2003-SD2, Class 2A, 3.50%, 06/25/2043 (z) (bb)	263
184	Series 2006-SD1, Class A, 1.70%, 04/25/2036 (z) (bb)	180
790	BXG Receivables Note Trust, Series 2012-A, Class A, 2.66%, 12/02/2027 (e)	780
	Capital Auto Receivables Asset Trust,
1,115	Series 2015-4, Class A2, 1.62%, 03/20/2019	1,115
1,700	Series 2016-2, Class A3, 1.46%, 06/22/2020	1,696
2,000	Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7, 1.45%, 08/16/2021	1,994
	CarFinance Capital Auto Trust,
321	Series 2014-1A, Class B, 2.72%, 04/15/2020 (e)	321
1,038	Series 2015-1A, Class A, 1.75%, 06/15/2021 (e)	1,038
1,051	Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.39%, 05/17/2021	1,043
	CarMax Auto Owner Trust,
109	Series 2014-3, Class A3, 1.16%, 06/17/2019	109
694	Series 2014-4, Class A3, 1.25%, 11/15/2019	694
2,508	Series 2015-1, Class A3, 1.38%, 11/15/2019	2,505
3,543	Series 2016-1, Class A3, 1.61%, 11/16/2020	3,535
2,072	Series 2017-3, Class A3, 1.97%, 04/15/2022	2,065
1,272	Series 2017-4, Class A3, 2.11%, 10/17/2022	1,268
1,450	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.98%, 06/25/2031 (bb)	1,455
	Chrysler Capital Auto Receivables Trust,
2,194	Series 2015-BA, Class A3, 1.91%, 03/16/2020 (e)	2,197
15,300	Series 2016-AA, Class A3, 1.77%, 10/15/2020 (e)	15,298
3,500	Series 2016-AA, Class A4, 1.96%, 01/18/2022 (e)	3,495
1,287	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 05/15/2023 (e)	1,286
185	CIT Equipment Collateral, Series 2014-VT1, Class A3, 1.50%, 10/21/2019 (e)	185
4,410	CLUB Credit Trust, Series 2017-P2, Class A, 2.61%, 01/15/2024 (e)	4,410
	CNH Equipment Trust,
4,346	Series 2014-A, Class A4, 1.50%, 05/15/2020	4,345
1,010	Series 2016-B, Class A3, 1.63%, 08/15/2021	1,006
1,875	Series 2017-B, Class A3, 1.86%, 09/15/2022	1,864
5,675	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	5,657
	Continental Airlines Pass-Through Trust,
1,744	Series 2000-1, Class A-1, 8.05%, 11/01/2020	1,921
441	Series 2009-2, Class A, 7.25%, 11/10/2019	479
	CPS Auto Receivables Trust,
340	Series 2015-A, Class A, 1.53%, 07/15/2019 (e)	340
87	Series 2015-C, Class A, 1.77%, 06/17/2019 (e)	87

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,559	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	1,560
2,031	Series 2017-C, Class A, 1.78%, 09/15/2020 (e)	2,029
1,839	Series 2017-C, Class B, 2.30%, 07/15/2021 (e)	1,832
2,292	CPS Auto Trust, Series 2017-D, Class A, 1.87%, 03/15/2021 (e)	2,290
	Credit Acceptance Auto Loan Trust,
2,820	Series 2016-2A, Class A, 2.42%, 11/15/2023 (e)	2,827
2,462	Series 2017-1A, Class A, 2.56%, 10/15/2025 (e)	2,460
3,299	Series 2017-2A, Class A, 2.55%, 02/17/2026 (e)	3,283
3,771	Series 2017-3A, Class A, 2.65%, 06/15/2026 (e)	3,793
68	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.51%, 08/25/2032 (bb)	69
263	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, 2.23%, 10/25/2034 (z)	258
562	Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.82%, 08/10/2022	641
	Drive Auto Receivables Trust,
1,481	Series 2017-2, Class A3, 1.82%, 06/15/2020	1,480
3,075	Series 2017-2, Class B, 2.25%, 06/15/2021	3,079
4,941	Series 2017-3, Class A2A, 1.65%, 08/15/2019	4,940
	DT Auto Owner Trust,
1,332	Series 2017-1A, Class A, 1.56%, 06/15/2020 (e)	1,331
2,938	Series 2017-2A, Class B, 2.44%, 02/15/2021 (e)	2,944
3,375	Series 2017-3A, Class A, 1.73%, 08/17/2020 (e)	3,371
2,857	Series 2017-3A, Class B, 2.40%, 05/17/2021 (e)	2,852
5,239	Series 2017-4A, Class A, 1.85%, 08/17/2020 (e)	5,238
	Exeter Automobile Receivables Trust,
1,022	Series 2016-1A, Class A, 2.35%, 07/15/2020 (e)	1,023
2,128	Series 2017-3A, Class A, 2.05%, 12/15/2021 (e)	2,126
4	FHLMC Structured Pass-Through Securities Certificates, Series T-20, Class A6, SUB, 7.09%, 09/25/2029	4
2,891	Fifth Third Auto Trust, Series 2015-1, Class A3, 1.42%, 03/16/2020	2,888
	First Investors Auto Owner Trust,
1,343	Series 2016-1A, Class A1, 1.92%, 05/15/2020 (e)	1,343
1,416	Series 2016-2A, Class A1, 1.53%, 11/16/2020 (e)	1,415
1,105	Series 2017-1A, Class A2, 2.20%, 03/15/2022 (e)	1,101
3,189	Series 2017-2A, Class A1, 1.86%, 10/15/2021 (e)	3,187
5,398	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	5,373
	Flagship Credit Auto Trust,
1,030	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	1,030
1,777	Series 2017-1, Class A, 1.93%, 12/15/2021 (e)	1,775
3,453	Series 2017-2, Class A, 1.85%, 07/15/2021 (e)	3,448
3,013	Series 2017-4, Class A, 2.07%, 04/15/2022 (e)	3,009
	Ford Credit Auto Owner Trust,
459	Series 2015-A, Class A3, 1.28%, 09/15/2019	458
2,700	Series 2016-1, Class A, 2.31%, 08/15/2027 (e)	2,700
2,004	Series 2016-B, Class A3, 1.33%, 10/15/2020	1,995
	GLS Auto Receivables Trust,
684	Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	684
5,975	Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	5,971
	GM Financial Automobile Leasing Trust,
817	Series 2015-2, Class A3, 1.68%, 12/20/2018	817
5,000	Series 2016-3, Class A4, 1.78%, 05/20/2020	4,986
3,215	Series 2017-1, Class A3, 2.06%, 05/20/2020	3,215
790	Series 2017-3, Class A3, 2.01%, 11/20/2020	789
797	Series 2017-3, Class A4, 2.12%, 09/20/2021	795
725	GMAT Trust, Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	726
2,232	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class AT1, 2.38%, 10/15/2048 (e)	2,220
	Hyundai Auto Lease Securitization Trust,
552	Series 2015-B, Class A3, 1.40%, 11/15/2018 (e)	552
3,471	Series 2016-A, Class A3, 1.60%, 07/15/2019 (e)	3,471
1,500	Series 2016-B, Class A4, 1.68%, 04/15/2020 (e)	1,497
850	Series 2017-B, Class A3, 1.97%, 07/15/2020 (e)	849

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Hyundai Auto Receivables Trust,
664	Series 2015-B, Class A3, 1.12%, 11/15/2019	662
3,416	Series 2015-B, Class A4, 1.48%, 06/15/2021	3,401
61	John Deere Owner Trust, Series 2014-B, Class A3, 1.07%, 11/15/2018	61
22,324	LV Tower 52 Issuer, Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	22,324
4,442	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.62%, 02/20/2029 (e)	4,455
4,500	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A3, 1.79%, 04/15/2020	4,495
302	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, 3.58%, 03/25/2033 (z) (bb)	294
706	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.19%, 11/25/2022 (e)	708
3,040	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, 1.59%, 12/07/2020 (z)	3,042
	Nissan Auto Receivables Owner Trust,
1,304	Series 2015-B, Class A3, 1.34%, 03/16/2020	1,302
3,130	Series 2016-B, Class A3, 1.32%, 01/15/2021	3,109
2,814	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/2049 (e)	2,786
3,554	Ocwen Master Advance Receivables Trust, Series 2017-T1, Class AT1, 2.50%, 09/15/2048 (e)	3,560
1,012	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 01/15/2021 (e)	1,013
641	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.47%, 09/18/2024 (e)	641
19,336	Oportun Funding II LLC, Series 2016-A, Class A, 4.70%, 03/08/2021 (e)	19,533
10,518	Progress Residential Trust, Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	10,491
	Prosper Marketplace Issuance Trust,
2,096	Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	2,104
2,619	Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	2,624
8	RASC Trust, Series 2001-KS1, Class AI6, 6.35%, 03/25/2032 (bb)	8
2,003	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.69%, 10/25/2047 (e) (bb)	2,008
1,772	Santander Drive Auto Receivables Trust, Series 2016-2, Class A3, 1.56%, 05/15/2020	1,772
1,280	Santander Retail Auto Lease Trust, Series 2017-A, Class A3, 2.22%, 01/20/2021 (e)	1,278
900	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 01/18/2022 (e)	902
26	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.55%, 02/15/2020 (e)	26
	SoFi Consumer Loan Program LLC,
1,714	Series 2017-3, Class A, 2.77%, 05/25/2026 (e)	1,721
1,939	Series 2017-6, Class A1, 2.20%, 11/25/2026 (e)	1,937
2,520	Sprint Spectrum Co. LLC, 3.36%, 09/20/2021 (e)	2,540
2,504	TCF Auto Receivables Owner Trust, Series 2016-1A, Class A2, 1.39%, 11/15/2019 (e)	2,503
3,125	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A3, 1.78%, 11/15/2021	3,107
6,350	Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (e) (bb)	6,257
1,155	United Auto Credit Securitization Trust, Series 2017-1, Class A, 1.89%, 05/10/2019 (e)	1,155
	Verizon Owner Trust,
1,236	Series 2016-1A, Class A, 1.42%, 01/20/2021 (e)	1,228
2,137	Series 2017-3A, Class A1A, 2.06%, 04/20/2022 (e)	2,131
2,042	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	2,051
3,402	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.38%, 05/28/2047 (e) (bb)	3,413
1,071	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 04/25/2059 (e)	1,075
1,995	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e)	1,998
1,938	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.38%, 11/27/2045 (e) (bb)	1,944
	Westlake Automobile Receivables Trust,
673	Series 2016-2A, Class A2, 1.57%, 06/17/2019 (e)	673
5,847	Series 2017-1A, Class A2, 1.78%, 04/15/2020 (e)	5,846
3,312	Series 2017-2A, Class A2A, 1.80%, 07/15/2020 (e)	3,307

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
8,824		Series 2017-2A, Class B, 2.25%, 12/15/2020 (e)	8,789
		World Financial Network Credit Card Master Trust,
3,900		Series 2012-D, Class A, 2.15%, 04/17/2023	3,902
3,235		Series 2017-A, Class A, 2.12%, 03/15/2024	3,221
		World Omni Auto Receivables Trust,
10,432		Series 2016-B, Class A3, 1.30%, 02/15/2022	10,343
1,487		Series 2017-B, Class A3, 1.95%, 02/15/2023	1,477
3,527		World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.45%, 08/15/2019	3,510

		Total Asset-Backed Securities (Cost $359,164)	358,968

Collateralized Mortgage Obligations — 5.9%
28		Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	29
784		BCAP LLC Trust, Series 2013-RR4, Class A4A2, 2.00%, 02/13/2051 (e)	783
69		Bear Stearns ARM Trust, Series 2003-7, Class 3A, 3.39%, 10/25/2033 (z)	68
		CHL Mortgage Pass-Through Trust,
35		Series 2003-J15, Class 3A1, 5.00%, 01/25/2019	35
31		Series 2004-8, Class 2A1, 4.50%, 06/25/2019	31
137		Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/2021	141
		Citigroup Mortgage Loan Trust, Inc.,
49		Series 2003-UP3, Class A1, 7.00%, 09/25/2033	48
958		Series 2004-UST1, Class A6, 3.25%, 08/25/2034 (z)	935
86		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 09/25/2018	86
224		CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class 6A1, 4.50%, 12/25/2019	225
590		CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, 5.41%, 12/25/2014 (z)	350
		FHLMC - GNMA,
316		Series 31, Class Z, 8.00%, 04/25/2024	344
67		Series 56, Class Z, 7.50%, 09/20/2026	76
		FHLMC REMIC,
–	(h)	Series 12, Class A, 9.25%, 11/15/2019	—	(h)
1		Series 17, Class I Shares, 9.90%, 10/15/2019	1
3		Series 23, Class F, 9.60%, 04/15/2020	3
1		Series 26, Class F, 9.50%, 02/15/2020	2
–	(h)	Series 81, Class A, 8.13%, 11/15/2020	—	(h)
3		Series 85, Class C, 8.60%, 01/15/2021	3
2		Series 99, Class Z, 9.50%, 01/15/2021	2
1		Series 159, Class H, 4.50%, 09/15/2021	1
1		Series 189, Class D, 6.50%, 10/15/2021	1
–	(h)	Series 1045, Class G, HB, IO, 1,066.21%, 02/15/2021	—	(h)
1		Series 1053, Class G, 7.00%, 03/15/2021	1
2		Series 1056, Class KZ, 6.50%, 03/15/2021	2
–	(h)	Series 1074, Class H, 8.50%, 05/15/2021	—	(h)
2		Series 1082, Class C, 9.00%, 05/15/2021	2
2		Series 1087, Class I Shares, 8.50%, 06/15/2021	2
7		Series 1125, Class Z, 8.25%, 08/15/2021	8
6		Series 1142, Class IA, 7.00%, 10/15/2021	6
–	(h)	Series 1169, Class G, 7.00%, 11/15/2021	—	(h)
11		Series 1343, Class LA, 8.00%, 08/15/2022	12
2		Series 1424, Class F, 1.28%, 11/15/2022 (z)	2
53		Series 1480, Class LZ, 7.50%, 03/15/2023	57
126		Series 1560, Class Z, 7.00%, 08/15/2023	137
50		Series 1754, Class Z, 8.50%, 09/15/2024	56
103		Series 1779, Class Z, 8.50%, 04/15/2025	118
1		Series 1807, Class G, 9.00%, 10/15/2020	1
196		Series 1888, Class Z, 7.00%, 08/15/2026	216
208		Series 2418, Class MF, 6.00%, 02/15/2022	219
13		Series 2542, Class ES, 5.00%, 12/15/2017	13
13		Series 2546, Class C, 5.00%, 12/15/2017	13
632		Series 2638, Class JG, 5.00%, 02/15/2033	646

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,493		Series 2682, Class JG, 4.50%, 10/15/2023	2,627
204		Series 2707, Class PE, 5.00%, 11/15/2018	204
1,865		Series 2750, Class DE, 4.50%, 02/15/2019	1,875
220		Series 2761, Class CB, 4.00%, 03/15/2019	221
1,011		Series 2843, Class BC, 5.00%, 08/15/2019	1,022
343		Series 2864, Class NB, 5.50%, 07/15/2033	345
695		Series 2976, Class HZ, 4.50%, 05/15/2035	728
3,339		Series 2989, Class MU, IF, IO, 5.75%, 07/15/2034 (z)	546
3,936		Series 2989, Class TG, 5.00%, 06/15/2025	4,197
339		Series 2995, Class FT, 1.50%, 05/15/2029 (z)	337
677		Series 3002, Class BN, 5.00%, 07/15/2035	725
2,152		Series 3005, Class ED, 5.00%, 07/15/2025	2,288
36		Series 3005, Class PV, IF, 10.76%, 10/15/2033 (z)	40
816		Series 3305, Class IW, IF, IO, 5.20%, 04/15/2037 (z)	103
12,693		Series 3420, Class EI, SUB, 1.12%, 08/15/2037	514
1,297		Series 3429, Class S, IF, IO, 5.57%, 03/15/2038 (z)	168
1,486		Series 3546, Class A, 3.07%, 02/15/2039 (z)	1,531
65		Series 3564, Class JA, 4.00%, 01/15/2018	65
1,578		Series 3572, Class JS, IF, IO, 5.55%, 09/15/2039 (z)	197
5,450		Series 3609, Class SA, IF, IO, 5.09%, 12/15/2039 (z)	835
3,319		Series 3747, Class HI, IO, 4.50%, 07/15/2037	62
2,050		Series 3784, Class S, IF, IO, 5.35%, 07/15/2023 (z)	166
5,840		Series 3855, Class AM, 6.50%, 11/15/2036	6,487
2,956		Series 3977, Class AB, 3.00%, 09/15/2029	2,985
3,222		Series 4088, Class LE, 4.00%, 10/15/2040	3,261
12,181		Series 4141, Class BI, IO, 2.50%, 12/15/2027	969
18,907		Series 4229, Class MA, 3.50%, 05/15/2041	19,436
6,253		Series 4305, Class KA, 3.00%, 03/15/2038	6,296
13,271		Series 4374, Class NC, SUB, 3.75%, 02/15/2046	13,587
244		First Horizon Mortgage Pass-Through Trust, Series 2004-7, Class 2A1, 4.75%, 12/25/2019	244
		FNMA REMIC,
–	(h)	Series 1988-7, Class Z, 9.25%, 04/25/2018	—	(h)
–	(h)	Series 1988-13, Class C, 9.30%, 05/25/2018	—	(h)
–	(h)	Series 1988-15, Class A, 9.00%, 06/25/2018	—	(h)
–	(h)	Series 1988-16, Class B, 9.50%, 06/25/2018	—	(h)
1		Series 1989-2, Class D, 8.80%, 01/25/2019	1
3		Series 1989-27, Class Y, 6.90%, 06/25/2019	3
1		Series 1989-54, Class E, 8.40%, 08/25/2019	1
1		Series 1989-66, Class J, 7.00%, 09/25/2019	1
1		Series 1989-70, Class G, 8.00%, 10/25/2019	1
6		Series 1989-72, Class E, 9.35%, 10/25/2019	7
1		Series 1989-89, Class H, 9.00%, 11/25/2019	1
–	(h)	Series 1989-96, Class H, 9.00%, 12/25/2019	—	(h)
2		Series 1990-7, Class B, 8.50%, 01/25/2020	2
1		Series 1990-12, Class G, 4.50%, 02/25/2020	1
3		Series 1990-19, Class G, 9.75%, 02/25/2020	3
4		Series 1990-58, Class J, 7.00%, 05/25/2020	4
6		Series 1990-61, Class H, 7.00%, 06/25/2020	6
3		Series 1990-106, Class J, 8.50%, 09/25/2020	3
2		Series 1990-109, Class J, 7.00%, 09/25/2020	2
2		Series 1990-111, Class Z, 8.75%, 09/25/2020	2
1		Series 1990-117, Class E, 8.95%, 10/25/2020	1
2		Series 1990-123, Class G, 7.00%, 10/25/2020	2
2		Series 1990-132, Class Z, 7.00%, 11/25/2020	2
39		Series 1990-137, Class X, 9.00%, 12/25/2020	41
–	(h)	Series 1991-53, Class J, 7.00%, 05/25/2021	—	(h)

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
–	(h)	Series 1991-130, Class C, 9.00%, 09/25/2021	—	(h)
–	(h)	Series 1992-96, Class B, PO, 05/25/2022	—	(h)
421		Series 1992-131, Class KB, 8.00%, 08/25/2022	459
405		Series 1992-185, Class L Shares, 8.00%, 10/25/2022	442
2		Series 1993-165, Class SN, IF, 11.47%, 09/25/2023 (z)	2
11		Series 1993-235, Class G, PO, 09/25/2023	10
831		Series 1994-15, Class ZK, 5.50%, 02/25/2024	875
627		Series 1994-43, Class PK, 6.35%, 02/25/2024	658
339		Series 1999-6, Class PB, 6.00%, 03/25/2019	344
5,406		Series 2001-81, Class HE, 6.50%, 01/25/2032	6,086
4,521		Series 2002-64, Class PG, 5.50%, 10/25/2032	4,984
11		Series 2003-16, Class LJ, 5.00%, 03/25/2018	11
150		Series 2003-24, Class PD, 5.00%, 04/25/2018	150
440		Series 2003-42, Class CI, IO, 6.50%, 05/25/2033	97
625		Series 2003-49, Class IO, IO, 6.50%, 06/25/2033	123
76		Series 2003-57, Class IB, IO, 5.00%, 06/25/2018	1
86		Series 2003-92, Class HP, 4.50%, 09/25/2018	87
8		Series 2003-129, Class ME, 5.00%, 08/25/2023	8
468		Series 2004-60, Class PA, 5.50%, 04/25/2034	474
399		Series 2004-72, Class F, 1.83%, 09/25/2034 (z)	398
49		Series 2004-101, Class AR, 5.50%, 01/25/2035	53
1,834		Series 2005-19, Class PA, 5.50%, 07/25/2034	1,897
1,155		Series 2005-38, Class FK, 1.63%, 05/25/2035 (z)	1,155
65		Series 2005-84, Class MB, 5.75%, 10/25/2035	71
2,806		Series 2006-4, Class PB, 6.00%, 09/25/2035	3,009
355		Series 2006-58, Class ST, IF, IO, 5.82%, 07/25/2036 (z)	62
65		Series 2007-16, Class FC, 2.08%, 03/25/2037 (z)	66
116		Series 2007-22, Class SC, IF, IO, 4.75%, 03/25/2037 (z)	11
3,148		Series 2007-33, Class MS, IF, IO, 5.26%, 04/25/2037 (z)	496
434		Series 2007-54, Class FA, 1.73%, 06/25/2037 (z)	433
2,242		Series 2007-85, Class SH, IF, IO, 5.17%, 09/25/2037 (z)	239
511		Series 2007-106, Class A7, 6.09%, 10/25/2037 (z)	561
316		Series 2008-18, Class SE, IF, IO, 4.94%, 03/25/2038 (z)	43
206		Series 2008-72, Class IO, IO, 5.00%, 08/25/2028	20
723		Series 2008-93, Class AM, 5.50%, 06/25/2037	750
2,032		Series 2009-15, Class AC, 5.50%, 03/25/2029	2,237
2,783		Series 2009-29, Class LA, 1.29%, 05/25/2039 (z)	2,559
1,127		Series 2009-62, Class HJ, 6.00%, 05/25/2039	1,221
808		Series 2009-70, Class IN, IO, 4.50%, 08/25/2019	10
6,970		Series 2009-112, Class SW, IF, IO, 4.92%, 01/25/2040 (z)	1,009
425		Series 2010-58, Class MA, 5.50%, 12/25/2038	432
1,072		Series 2010-60, Class IO, IO, 4.00%, 06/25/2020	35
3,286		Series 2010-64, Class DM, 5.00%, 06/25/2040	3,536
151		Series 2010-111, Class AE, 5.50%, 04/25/2038	151
6,138		Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	439
404		Series 2011-36, Class PA, 4.00%, 02/25/2039	406
746		Series 2011-42, Class DE, 3.25%, 11/25/2028	746
23,066		Series 2012-46, Class KI, IO, 3.50%, 05/25/2027	2,573
4,996		Series 2013-1, Class BA, 3.00%, 02/25/2040	5,007
8,111		Series 2013-9, Class CB, 5.50%, 04/25/2042	8,905
2,672		Series 2013-55, Class BA, 3.00%, 06/25/2037	2,712
11,531		Series 2013-83, Class CA, 3.50%, 10/25/2037	11,796
9,245		Series 2013-92, Class A, 3.50%, 12/25/2038	9,437
2,944		Series 2013-96, Class CA, 4.00%, 04/25/2041	3,071
12,524		Series 2014-23, Class PA, 3.50%, 08/25/2036	12,866
5,658		Series 2016-2, Class GA, 3.00%, 02/25/2046	5,701

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1		Series G-11, Class Z, 8.50%, 05/25/2021	1
79		Series G92-19, Class M, 8.50%, 04/25/2022	84
6		Series G92-35, Class E, 7.50%, 07/25/2022	7
198		Series G92-35, Class EA, 8.00%, 07/25/2022	213
2		Series G92-40, Class ZC, 7.00%, 07/25/2022	2
1		Series G92-44, Class ZQ, 8.00%, 07/25/2022	1
5		Series G92-54, Class ZQ, 7.50%, 09/25/2022	5
1,087		Series G92-64, Class J, 8.00%, 11/25/2022	1,176
476		Series G92-66, Class K, 8.00%, 12/25/2022	515
410		Series G94-6, Class PJ, 8.00%, 05/17/2024	449
–	(h)	FNMA REMIC Trust, Series 1995-W3, Class A, 9.00%, 04/25/2025	—	(h)
		FNMA STRIPS,
–	(h)	Series 268, Class 2, IO, 9.00%, 02/25/2023	—	(h)
826		Series 334, Class 9, IO, 6.00%, 03/25/2033	173
331		Series 334, Class 13, IO, 6.00%, 03/25/2033 (z)	61
368		Series 334, Class 17, IO, 6.50%, 02/25/2033 (z)	72
1		Series 334, Class 24, IO, 5.00%, 02/25/2018 (z)	—	(h)
214		Series 343, Class 21, IO, 4.00%, 09/25/2018	2
74		Series 345, Class 22, IO, 4.50%, 05/25/2020 (z)	1
96		Series 351, Class 28, IO, 5.00%, 04/25/2019 (z)	2
274		Series 356, Class 16, IO, 5.50%, 06/25/2035 (z)	53
244		Series 359, Class 16, IO, 5.50%, 10/25/2035 (z)	44
355		Series 369, Class 19, IO, 6.00%, 10/25/2036 (z)	57
205		Series 369, Class 26, IO, 6.50%, 10/25/2036 (z)	44
456		Series 386, Class 20, IO, 6.50%, 08/25/2038 (z)	98
860		Series 394, Class C3, IO, 6.50%, 09/25/2038	169
3,764		FNMA, Whole Loan, Series 2007-W1, Class 1AF1, 1.59%, 11/25/2046 (z)	3,771
		GNMA,
483		Series 2004-39, Class IN, IO, 5.50%, 06/20/2033	66
2,948		Series 2006-23, Class S, IF, IO, 5.22%, 01/20/2036 (z)	114
9,806		Series 2006-26, Class S, IF, IO, 5.22%, 06/20/2036 (z)	1,794
6,226		Series 2007-16, Class KU, IF, IO, 5.37%, 04/20/2037 (z)	839
1,915		Series 2008-75, Class SP, IF, IO, 6.19%, 08/20/2038 (z)	328
2,377		Series 2009-14, Class KS, IF, IO, 5.02%, 03/20/2039 (z)	293
725		Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	194
5,732		Series 2009-14, Class SA, IF, IO, 4.80%, 03/20/2039 (z)	697
6,171		Series 2009-106, Class XL, IF, IO, 5.47%, 06/20/2037 (z)	632
135		Series 2010-14, Class QP, 6.00%, 12/20/2039	137
2,266		Series 2011-48, Class QA, 5.00%, 08/16/2039	2,338
2,216		Series 2012-84, Class AB, 5.00%, 07/16/2033	2,250
7,413		Series 2012-96, Class WP, 6.50%, 08/16/2042	8,326
10,859		Series 2013-H05, Class FB, 1.63%, 02/20/2062 (z)	10,860
1,767		Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.00%, 05/26/2053 (e) (bb)	1,764
		JP Morgan Mortgage Trust,
1,273		Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	1,226
1,893		Series 2006-A2, Class 4A1, 3.73%, 08/25/2034 (z)	1,911
		MASTR Alternative Loan Trust,
21		Series 2004-8, Class 6A1, 5.50%, 09/25/2019	22
320		Series 2004-8, Class 7A1, 5.00%, 09/25/2019	322
		MASTR Asset Securitization Trust,
35		Series 2003-11, Class 10A1, 5.00%, 12/25/2018	35
161		Series 2004-6, Class 6A1, 4.50%, 07/25/2019	161
–	(h)	ML Trust XLIV, Series 44, Class G, 9.00%, 08/20/2020 (bb)	—	(h)
6		Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.00%, 11/25/2018	6
		NCUA Guaranteed Notes Trust,
8,653		Series 2010-R3, Class 1A, 1.80%, 12/08/2020 (z)	8,698
2,055		Series 2010-R3, Class 3A, 2.40%, 12/08/2020	2,054

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,630	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR6, Class 4A1, 1.59%, 12/25/2035 (z)	739
357	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.75%, 07/25/2020	358
1	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.78%, 03/15/2021	1
236	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.50%, 10/25/2018	236
	Wells Fargo Mortgage-Backed Securities Trust,
628	Series 2003-K, Class 1A1, 3.57%, 11/25/2033 (z)	635
10	Series 2003-K, Class 1A2, 3.57%, 11/25/2033 (z)	10
1,660	Series 2003-M, Class A1, 3.70%, 12/25/2033 (z)	1,674
509	Series 2004-EE, Class 2A2, 3.42%, 12/25/2034 (z)	522
823	Series 2004-EE, Class 3A2, 3.76%, 12/25/2034 (z)	853
728	Series 2004-O, Class A1, 3.55%, 08/25/2034 (z)	746

	Total Collateralized Mortgage Obligations (Cost $234,200)	233,585

Commercial Mortgage-Backed Securities — 0.4%
	JP Morgan Chase Commercial Mortgage Securities Trust,
3,406	Series 2006-LDP9, Class AM, 5.37%, 05/15/2047	3,426
3,000	Series 2006-LDP9, Class AMS, 5.34%, 05/15/2047	3,016
2,861	Morgan Stanley Re-REMIC Trust, Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (e)	2,871
4,510	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, 2.70%, 07/14/2034 (e) (z)	4,511
3,643	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.48%, 08/15/2039 (z)	3,673

	Total Commercial Mortgage-Backed Securities (Cost $17,762)	17,497

Corporate Bonds — 31.5%
	Consumer Discretionary — 1.2%
	Auto Components — 0.0% (g)
1,000	Delphi Automotive plc, 3.15%, 11/19/2020	1,019

	Automobiles — 0.4%
2,199	BMW US Capital LLC, (Germany), 1.50%, 04/11/2019 (e)	2,185
	Daimler Finance North America LLC, (Germany),
1,175	2.00%, 08/03/2018 (e)	1,176
1,750	2.25%, 09/03/2019 (e)	1,748
5,000	2.25%, 03/02/2020 (e)	4,983
859	Hyundai Capital America, 2.00%, 07/01/2019 (e)	849
	Nissan Motor Acceptance Corp.,
2,280	2.35%, 03/04/2019 (e)	2,284
2,620	2.55%, 03/08/2021 (e)	2,618

		15,843

	Hotels, Restaurants & Leisure — 0.1%
830	McDonald’s Corp., 3.50%, 07/15/2020	855
1,095	Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	1,097

		1,952

	Household Durables — 0.0% (g)
970	Newell Brands, Inc., 3.15%, 04/01/2021	982

	Internet & Direct Marketing Retail — 0.1%
2,000	Amazon.com, Inc., 2.60%, 12/05/2019	2,023
1,320	Expedia, Inc., 7.46%, 08/15/2018	1,368

		3,391

	Media — 0.5%
2,655	21st Century Fox America, Inc., 4.50%, 02/15/2021	2,806
3,770	Charter Communications Operating LLC, 3.58%, 07/23/2020	3,832
248	Discovery Communications LLC, 2.20%, 09/20/2019	247
5,157	Grupo Televisa SAB, (Mexico), 6.00%, 05/15/2018	5,242
1,177	Scripps Networks Interactive, Inc., 2.75%, 11/15/2019	1,180
556	Sky plc, (United Kingdom), 2.63%, 09/16/2019 (e)	558
	Time Warner Cable LLC,
1,391	5.00%, 02/01/2020	1,457
675	6.75%, 07/01/2018	693
2,540	Time Warner, Inc., 4.00%, 01/15/2022	2,648
930	Viacom, Inc., 2.25%, 02/04/2022	884

		19,547

	Specialty Retail — 0.1%
1,200	Advance Auto Parts, Inc., 4.50%, 01/15/2022	1,259
	AutoZone, Inc.,
1,000	2.50%, 04/15/2021	993
1,020	4.00%, 11/15/2020	1,058
1,290	O’Reilly Automotive, Inc., 4.63%, 09/15/2021	1,373

		4,683

	Total Consumer Discretionary	47,417

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — continued
	Consumer Staples — 1.2%
	Beverages — 0.6%
2,816	Anheuser-Busch Cos. LLC, (Belgium), 5.00%, 03/01/2019	2,917
16,091	Anheuser-Busch InBev Finance, Inc., (Belgium), 2.65%, 02/01/2021	16,211
	Coca-Cola European Partners US LLC, (United Kingdom),
350	3.25%, 08/19/2021	359
1,460	3.50%, 09/15/2020	1,503
2,000	Constellation Brands, Inc., 2.25%, 11/06/2020	1,986
1,000	Molson Coors Brewing Co., 1.90%, 03/15/2019 (e)	996
600	Pernod Ricard SA, (France), 4.45%, 01/15/2022 (e)	640

		24,612

	Food & Staples Retailing — 0.2%
513	CK Hutchison International II Ltd., (Hong Kong), 2.25%, 09/29/2020 (e)	508
	Kroger Co. (The),
2,000	2.30%, 01/15/2019	2,004
2,810	2.80%, 08/01/2022	2,806
455	3.30%, 01/15/2021	465
700	Wesfarmers Ltd., (Australia), 1.87%, 03/20/2018 (e)	700

		6,483

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
1,774	3.50%, 11/24/2020	1,807
685	8.50%, 06/15/2019	747
	Kraft Heinz Foods Co.,
1,300	2.80%, 07/02/2020	1,310
2,500	3.50%, 06/06/2022	2,557
2,665	Mead Johnson Nutrition Co., (United Kingdom), 4.90%, 11/01/2019	2,800
	Smithfield Foods, Inc.,
800	2.70%, 01/31/2020 (e)	797
2,341	3.35%, 02/01/2022 (e)	2,345
3,000	Tyson Foods, Inc., 2.65%, 08/15/2019	3,016

		15,379

	Tobacco — 0.0% (g)
2,130	BAT Capital Corp., (United Kingdom), 2.30%, 08/14/2020 (e)	2,119

	Total Consumer Staples	48,593

	Energy — 3.3%
	Energy Equipment & Services — 0.1%
826	Baker Hughes a GE Co. LLC, 3.20%, 08/15/2021	845
2,099	Nabors Industries, Inc., 6.15%, 02/15/2018	2,099
3,380	Schlumberger Holdings Corp., 2.35%, 12/21/2018 (e)	3,394

		6,338

	Oil, Gas & Consumable Fuels — 3.2%
	Anadarko Petroleum Corp.,
1,195	6.95%, 06/15/2019	1,274
1,600	8.70%, 03/15/2019	1,724
9,050	Boardwalk Pipelines LP, 5.20%, 06/01/2018	9,163
1,000	BP Capital Markets America, Inc., 4.20%, 06/15/2018	1,012
	BP Capital Markets plc, (United Kingdom),
2,499	2.32%, 02/13/2020	2,508
470	4.50%, 10/01/2020	499
1,820	4.74%, 03/11/2021	1,954
	Buckeye Partners LP,
4,350	2.65%, 11/15/2018	4,367
2,600	6.05%, 01/15/2018	2,612
	Canadian Natural Resources Ltd., (Canada),
768	1.75%, 01/15/2018	768
1,620	5.90%, 02/01/2018	1,630
6,290	Cenovus Energy, Inc., (Canada), 5.70%, 10/15/2019	6,631
1,376	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.63%, 05/05/2020	1,374
515	Columbia Pipeline Group, Inc., 3.30%, 06/01/2020	523
4,617	ConocoPhillips Co., 4.20%, 03/15/2021	4,869
	Enbridge Energy Partners LP,
750	4.20%, 09/15/2021	783
400	5.20%, 03/15/2020	421
	Encana Corp., (Canada),
2,300	3.90%, 11/15/2021	2,370
670	6.50%, 05/15/2019	706
	Energy Transfer LP,
4,830	6.70%, 07/01/2018	4,956
730	9.00%, 04/15/2019	792
3,875	EnLink Midstream Partners LP, 2.70%, 04/01/2019	3,869
	Enterprise Products Operating LLC,
2,135	5.25%, 01/31/2020	2,262
5,000	Series N, 6.50%, 01/31/2019	5,237
	EOG Resources, Inc.,
930	4.40%, 06/01/2020	974
3,450	5.63%, 06/01/2019	3,622
928	EQT Corp., 4.88%, 11/15/2021	993
1,020	Gulf South Pipeline Co. LP, 4.00%, 06/15/2022	1,052
2,660	Husky Energy, Inc., (Canada), 7.25%, 12/15/2019	2,904

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Magellan Midstream Partners LP,
800	4.25%, 02/01/2021	838
1,775	6.55%, 07/15/2019	1,890
4,358	Marathon Oil Corp., 2.70%, 06/01/2020	4,336
1,350	Marathon Petroleum Corp., 3.40%, 12/15/2020	1,383
	ONEOK Partners LP,
5,000	3.20%, 09/15/2018	5,041
446	8.63%, 03/01/2019	478
	Pioneer Natural Resources Co.,
425	3.45%, 01/15/2021	436
1,480	6.88%, 05/01/2018	1,509
	Plains All American Pipeline LP,
1,896	2.60%, 12/15/2019	1,889
1,755	5.75%, 01/15/2020	1,855
5,605	6.50%, 05/01/2018	5,696
2,180	8.75%, 05/01/2019	2,355
1,250	Sabine Pass Liquefaction LLC, 5.63%, 02/01/2021	1,343
1,000	Sinopec Group Overseas Development 2013 Ltd., (China), 2.50%, 10/17/2018 (e)	1,002
2,000	Spectra Energy Capital LLC, 6.20%, 04/15/2018	2,029
2,819	Spectra Energy Partners LP, 2.95%, 09/25/2018	2,839
	Statoil ASA, (Norway),
2,480	2.25%, 11/08/2019	2,490
460	5.25%, 04/15/2019	479
3,350	Sunoco Logistics Partners Operations LP, 5.50%, 02/15/2020	3,548
	TransCanada PipeLines Ltd., (Canada),
4,454	3.13%, 01/15/2019	4,502
715	3.80%, 10/01/2020	741
	Western Gas Partners LP,
4,850	2.60%, 08/15/2018	4,861
450	5.38%, 06/01/2021	479
	Williams Partners LP,
2,717	4.00%, 11/15/2021	2,816
525	5.25%, 03/15/2020	557

		127,241

	Total Energy	133,579

	Financials — 17.8%
	Banks — 9.1%
	ABN AMRO Bank NV, (Netherlands),
2,060	2.45%, 06/04/2020 (e)	2,064
6,346	2.50%, 10/30/2018 (e)	6,375
3,000	ANZ New Zealand Int’l Ltd., (New Zealand), 2.88%, 01/25/2022 (e)	3,008
	Bank of America Corp.,
5,370	2.63%, 10/19/2020	5,391
7,045	5.00%, 05/13/2021	7,610
3,000	5.63%, 07/01/2020	3,237
2,875	5.65%, 05/01/2018	2,919
503	5.75%, 12/01/2017	503
10,590	7.63%, 06/01/2019	11,416
6,000	Series L, 2.25%, 04/21/2020	5,985
10,295	Series L, 2.60%, 01/15/2019	10,351
14,451	Series L, 2.65%, 04/01/2019	14,546
	Bank of Montreal, (Canada),
755	1.75%, 09/11/2019	749
2,000	2.10%, 06/15/2020	1,991
	Bank of Nova Scotia (The), (Canada),
1,293	2.05%, 06/05/2019	1,291
2,045	2.15%, 07/14/2020	2,037
3,814	2.45%, 03/22/2021	3,820
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
3,000	1.70%, 03/05/2018 (e)	3,001
400	2.15%, 09/14/2018 (e)	401
1,800	2.30%, 03/10/2019 (e)	1,803
2,031	Banque Federative du Credit Mutuel SA, (France), 2.20%, 07/20/2020 (e)	2,020
	Barclays Bank plc, (United Kingdom),
1,310	5.14%, 10/14/2020	1,389
1,400	10.18%, 06/12/2021 (e)	1,712
2,835	Barclays plc, (United Kingdom), 3.20%, 08/10/2021	2,860
	BB&T Corp.,
2,500	2.05%, 05/10/2021	2,466
1,890	2.45%, 01/15/2020	1,900
1,878	5.25%, 11/01/2019	1,978
1,684	BNZ International Funding Ltd., (New Zealand), 2.35%, 03/04/2019 (e)	1,687
300	Branch Banking & Trust Co., 2.85%, 04/01/2021	305
1,615	Canadian Imperial Bank of Commerce, (Canada), 2.10%, 10/05/2020	1,604
3,000	Capital One Bank USA NA, 2.15%, 11/21/2018	3,004
	Capital One NA,
4,472	2.35%, 08/17/2018	4,482
3,000	2.35%, 01/31/2020	2,990
2,500	2.40%, 09/05/2019	2,501
1,150	2.65%, 08/08/2022	1,136
1,850	Citibank NA, 2.13%, 10/20/2020	1,837
	Citigroup, Inc.,
5,000	1.70%, 04/27/2018	4,997
4,000	1.75%, 05/01/2018	4,000
16,290	2.40%, 02/18/2020	16,280
4,000	2.50%, 09/26/2018	4,015
2,500	2.70%, 03/30/2021	2,511

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Citizens Bank NA,
400	2.30%, 12/03/2018	401
3,640	2.55%, 05/13/2021	3,628
1,300	Citizens Financial Group, Inc., 2.38%, 07/28/2021	1,285
2,000	Comerica Bank, 2.50%, 06/02/2020	2,003
	Commonwealth Bank of Australia, (Australia),
3,450	2.25%, 03/13/2019	3,459
2,050	2.30%, 03/12/2020	2,049
1,564	Compass Bank, 2.75%, 09/29/2019	1,571
5,073	Cooperatieve Rabobank UA, (Netherlands), 2.25%, 01/14/2019	5,086
2,460	Credit Agricole SA, (France), 3.38%, 01/10/2022 (e)	2,497
5,211	Credit Suisse Group Funding Guernsey Ltd., (Switzerland), 3.45%, 04/16/2021	5,325
4,400	Danske Bank A/S, (Denmark), 1.65%, 09/06/2019 (e)	4,356
3,000	Discover Bank, 3.20%, 08/09/2021	3,048
5,288	Fifth Third Bancorp, 2.88%, 07/27/2020	5,353
470	First Horizon National Corp., 3.50%, 12/15/2020	480
	HSBC Bank plc, (United Kingdom),
2,000	1.50%, 05/15/2018 (e)	1,998
4,520	4.75%, 01/19/2021 (e)	4,821
13,360	HSBC Holdings plc, (United Kingdom), 2.65%, 01/05/2022	13,302
	Huntington Bancshares, Inc.,
3,390	2.60%, 08/02/2018	3,403
803	3.15%, 03/14/2021	816
1,815	7.00%, 12/15/2020	2,040
4,000	Huntington National Bank (The), 2.00%, 06/30/2018	4,004
1,400	ING Groep NV, (Netherlands), 3.15%, 03/29/2022	1,415
4,000	KeyCorp, 2.90%, 09/15/2020	4,047
4,800	Lloyds Bank plc, (United Kingdom), 2.70%, 08/17/2020	4,836
200	Lloyds Banking Group plc, (United Kingdom), 3.00%, 01/11/2022	201
	Manufacturers & Traders Trust Co.,
1,295	2.10%, 02/06/2020	1,291
1,000	2.25%, 07/25/2019	1,002
1,648	2.30%, 01/30/2019	1,651
2,635	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.67%, 07/25/2022	2,613
	Mizuho Bank Ltd., (Japan),
1,631	1.80%, 03/26/2018 (e)	1,632
1,189	2.65%, 09/25/2019 (e)	1,196
1,000	Mizuho Financial Group, Inc., (Japan), 2.95%, 02/28/2022	1,002
1,000	MUFG Union Bank NA, 2.63%, 09/26/2018	1,006
4,425	National City Corp., 6.88%, 05/15/2019	4,714
	PNC Bank NA,
1,315	2.30%, 06/01/2020	1,314
4,300	2.40%, 10/18/2019	4,315
1,000	2.60%, 07/21/2020	1,007
7,278	PNC Financial Services Group, Inc. (The), 5.13%, 02/08/2020	7,711
2,010	Regions Bank, 2.25%, 09/14/2018	2,013
1,340	Regions Financial Corp., 3.20%, 02/08/2021	1,365
	Royal Bank of Canada, (Canada),
5,960	1.63%, 04/15/2019	5,930
3,905	2.20%, 07/27/2018	3,913
5,000	Santander UK Group Holdings plc, (United Kingdom), 3.13%, 01/08/2021	5,056
8,249	Santander UK plc, (United Kingdom), 2.50%, 03/14/2019	8,285
	Skandinaviska Enskilda Banken AB, (Sweden),
884	1.75%, 03/19/2018 (e)	884
850	2.63%, 11/17/2020 (e)	856
2,850	Societe Generale SA, (France), 3.25%, 01/12/2022 (e)	2,882
	Sumitomo Mitsui Banking Corp., (Japan),
3,250	1.50%, 01/18/2018	3,250
775	2.50%, 07/19/2018	778
1,510	Sumitomo Mitsui Financial Group, Inc., (Japan), 2.78%, 07/12/2022	1,504
2,390	Sumitomo Mitsui Trust Bank Ltd., (Japan), 1.95%, 09/19/2019 (e)	2,376
	SunTrust Banks, Inc.,
5,000	2.50%, 05/01/2019	5,024
3,125	2.90%, 03/03/2021	3,161
1,096	Toronto-Dominion Bank (The), (Canada), 2.13%, 04/07/2021	1,085
	UBS Group Funding Switzerland AG, (Switzerland),
3,626	2.65%, 02/01/2022 (e)	3,592
2,871	3.00%, 04/15/2021 (e)	2,895
	Wells Fargo & Co.,
8,248	2.10%, 07/26/2021	8,114
12,634	2.50%, 03/04/2021	12,628
600	2.63%, 07/22/2022	595
13,648	Series N, 2.15%, 01/30/2020	13,607
	Westpac Banking Corp., (Australia),
1,202	2.25%, 01/17/2019	1,205
4,000	2.60%, 11/23/2020	4,025

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
3,106	4.88%, 11/19/2019	3,262

		364,335

	Capital Markets — 4.6%
	Bank of New York Mellon Corp. (The),
3,450	2.05%, 05/03/2021	3,389
5,040	2.50%, 04/15/2021	5,062
	Credit Suisse AG, (Switzerland),
9,000	1.70%, 04/27/2018	8,998
1,250	2.30%, 05/28/2019	1,253
12,000	Deutsche Bank AG, (Germany), 3.13%, 01/13/2021	12,077
	Goldman Sachs Group, Inc. (The),
1,015	2.60%, 04/23/2020	1,018
1,200	2.60%, 12/27/2020	1,203
5,810	2.63%, 04/25/2021	5,806
1,000	2.88%, 02/25/2021	1,007
27,314	5.38%, 03/15/2020	29,047
2,375	5.75%, 01/24/2022	2,640
18,799	7.50%, 02/15/2019	19,953
3,772	ING Bank NV, (Netherlands), 2.45%, 03/16/2020 (e)	3,779
3,210	Jefferies Group LLC, 5.13%, 04/13/2018	3,246
7,574	Macquarie Bank Ltd., (Australia), 2.60%, 06/24/2019 (e)	7,603
	Macquarie Group Ltd., (Australia),
3,080	3.00%, 12/03/2018 (e)	3,107
446	7.63%, 08/13/2019 (e)	483
	Morgan Stanley,
990	2.45%, 02/01/2019	993
6,706	2.50%, 04/21/2021	6,678
27,319	2.65%, 01/27/2020	27,491
5,400	5.50%, 01/26/2020	5,742
4,115	5.50%, 07/24/2020	4,424
2,836	5.75%, 01/25/2021	3,104
5,026	6.63%, 04/01/2018	5,102
4,861	7.30%, 05/13/2019	5,205
1,005	Nomura Holdings, Inc., (Japan), 2.75%, 03/19/2019	1,010
1,070	Northern Trust Co. (The), 6.50%, 08/15/2018	1,104
885	Northern Trust Corp., 3.45%, 11/04/2020	913
1,991	State Street Corp., 1.95%, 05/19/2021	1,952
500	TD Ameritrade Holding Corp., 5.60%, 12/01/2019	532
520	Thomson Reuters Corp., (Canada), 3.95%, 09/30/2021	539
	UBS AG, (Switzerland),
1,864	1.80%, 03/26/2018	1,865
8,000	2.20%, 06/08/2020 (e)	7,962

		184,287

	Consumer Finance — 2.2%
	AerCap Ireland Capital DAC, (Netherlands),
1,717	3.75%, 05/15/2019	1,747
1,105	3.95%, 02/01/2022	1,143
1,662	4.50%, 05/15/2021	1,745
2,150	4.63%, 10/30/2020	2,261
	American Express Co.,
2,000	2.50%, 08/01/2022	1,973
5,015	7.00%, 03/19/2018	5,089
1,395	8.13%, 05/20/2019	1,513
	American Express Credit Corp.,
3,234	2.25%, 05/05/2021	3,213
1,000	2.38%, 05/26/2020	1,002
2,001	Series F, 2.60%, 09/14/2020	2,015
	American Honda Finance Corp.,
2,095	1.95%, 07/20/2020	2,079
2,000	Series A, 2.15%, 03/13/2020	1,994
	Capital One Financial Corp.,
613	2.45%, 04/24/2019	614
5,340	3.05%, 03/09/2022	5,377
	Caterpillar Financial Services Corp.,
1,952	1.93%, 10/01/2021	1,912
760	7.15%, 02/15/2019	806
	Ford Motor Credit Co. LLC,
2,211	2.38%, 01/16/2018	2,212
5,620	2.60%, 11/04/2019	5,640
3,410	3.16%, 08/04/2020	3,459
4,156	3.34%, 03/18/2021	4,234
6,146	3.34%, 03/28/2022	6,225
500	5.00%, 05/15/2018	507
2,170	8.13%, 01/15/2020	2,417
	General Motors Financial Co., Inc.,
2,066	2.40%, 05/09/2019	2,066
2,490	2.45%, 11/06/2020	2,471
2,804	3.45%, 01/14/2022	2,845
3,504	3.45%, 04/10/2022	3,553
11,821	4.20%, 03/01/2021	12,322
1,260	John Deere Capital Corp., 1.70%, 01/15/2020	1,249
2,145	Synchrony Financial, 3.75%, 08/15/2021	2,202
3,394	Toyota Motor Credit Corp., 1.90%, 04/08/2021	3,351

		89,236

	Diversified Financial Services — 0.5%
1,960	EDP Finance BV, (Portugal), 4.13%, 01/15/2020 (e)	2,025
8,919	GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	8,891

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
1,115	National Rural Utilities Cooperative Finance Corp., 2.35%, 06/15/2020	1,118
	Nationwide Building Society, (United Kingdom),
1,269	2.45%, 07/27/2021 (e)	1,260
925	6.25%, 02/25/2020 (e)	1,001
908	ORIX Corp., (Japan), 2.90%, 07/18/2022	906
2,344	Protective Life Global Funding, 1.56%, 09/13/2019 (e)	2,319
1,682	Shell International Finance BV, (Netherlands), 2.13%, 05/11/2020	1,680

		19,200

	Insurance — 1.2%
1,490	Alterra Finance LLC, 6.25%, 09/30/2020	1,627
2,000	American International Group, Inc., 3.30%, 03/01/2021	2,043
2,045	Aon Corp., 5.00%, 09/30/2020	2,188
2,905	Athene Global Funding, 2.75%, 04/20/2020 (e)	2,915
1,180	AXIS Specialty Finance LLC, 5.88%, 06/01/2020	1,268
783	Chubb INA Holdings, Inc., 2.30%, 11/03/2020	784
2,000	CNA Financial Corp., 5.88%, 08/15/2020	2,162
1,150	Hartford Financial Services Group, Inc. (The), 5.50%, 03/30/2020	1,229
4,500	Jackson National Life Global Funding, 2.30%, 04/16/2019 (e)	4,503
800	Liberty Mutual Group, Inc., 5.00%, 06/01/2021 (e)	859
	Lincoln National Corp.,
470	6.25%, 02/15/2020	508
1,227	8.75%, 07/01/2019	1,346
1,500	Marsh & McLennan Cos., Inc., 2.35%, 09/10/2019	1,508
2,272	MassMutual Global Funding II, 2.00%, 04/15/2021 (e)	2,235
4,000	Metropolitan Life Global Funding I, 2.30%, 04/10/2019 (e)	4,007
707	Nationwide Financial Services, Inc., 5.38%, 03/25/2021 (e)	765
4,000	New York Life Global Funding, 2.15%, 06/18/2019 (e)	4,002
4,417	Pricoa Global Funding I, 2.55%, 11/24/2020 (e)	4,438
1,000	Principal Life Global Funding II, 1.50%, 04/18/2019 (e)	992
1,388	Reliance Standard Life Global Funding II, 3.05%, 01/20/2021 (e)	1,401
4,170	Suncorp-Metway Ltd., (Australia), 2.38%, 11/09/2020 (e)	4,153
500	WR Berkley Corp., 5.38%, 09/15/2020	536
2,050	XLIT Ltd., (Bermuda), 2.30%, 12/15/2018	2,052

		47,521

	Thrifts & Mortgage Finance — 0.2%
5,850	BPCE SA, (France), 3.00%, 05/22/2022 (e)	5,865

	Total Financials	710,444

	Health Care — 2.1%
	Biotechnology — 0.6%
14,065	AbbVie, Inc., 2.50%, 05/14/2020	14,137
4,000	Amgen, Inc., 2.20%, 05/22/2019	4,004
1,672	Biogen, Inc., 2.90%, 09/15/2020	1,696
2,170	Celgene Corp., 2.88%, 08/15/2020	2,190
	Gilead Sciences, Inc.,
2,073	2.05%, 04/01/2019	2,074
1,490	2.55%, 09/01/2020	1,504

		25,605

	Health Care Equipment & Supplies — 0.4%
	Becton Dickinson and Co.,
530	2.13%, 06/06/2019	528
960	2.40%, 06/05/2020	954
1,203	2.68%, 12/15/2019	1,208
3,100	Edwards Lifesciences Corp., 2.88%, 10/15/2018	3,123
2,915	Medtronic, Inc., 2.50%, 03/15/2020	2,938
3,500	Stryker Corp., 2.00%, 03/08/2019	3,495
2,702	Zimmer Biomet Holdings, Inc., 2.70%, 04/01/2020	2,704

		14,950

	Health Care Providers & Services — 0.5%
2,640	Aetna, Inc., 2.20%, 03/15/2019	2,638
	Anthem, Inc.,
2,670	2.25%, 08/15/2019	2,664
833	2.50%, 11/21/2020	833
815	4.35%, 08/15/2020	855
2,000	Cardinal Health, Inc., 1.95%, 06/14/2019	1,989
1,765	Coventry Health Care, Inc., 5.45%, 06/15/2021	1,914
3,250	Laboratory Corp. of America Holdings, 2.63%, 02/01/2020	3,263
2,688	McKesson Corp., 2.28%, 03/15/2019	2,691
3,014	Medco Health Solutions, Inc., 4.13%, 09/15/2020	3,135
1,340	Quest Diagnostics, Inc., 4.75%, 01/30/2020	1,404

		21,386

	Life Sciences Tools & Services — 0.1%
2,930	Thermo Fisher Scientific, Inc., 4.70%, 05/01/2020	3,081

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — 0.5%
3,798	Allergan Funding SCS, 3.45%, 03/15/2022	3,861
2,600	Bayer US Finance LLC, (Germany), 2.38%, 10/08/2019 (e)	2,601
	Mylan NV,
1,510	2.50%, 06/07/2019	1,509
2,400	3.15%, 06/15/2021	2,413
	Shire Acquisitions Investments Ireland DAC,
1,340	1.90%, 09/23/2019	1,327
3,970	2.40%, 09/23/2021	3,906
2,000	Teva Pharmaceutical Finance Co. BV, (Israel), Series 2, 3.65%, 11/10/2021	1,909
850	Teva Pharmaceutical Finance IV LLC, (Israel), 2.25%, 03/18/2020	815
1,085	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 2.20%, 07/21/2021	999
531	Zoetis, Inc., 3.45%, 11/13/2020	545

		19,885

	Total Health Care	84,907

	Industrials — 1.5%
	Aerospace & Defense — 0.3%
2,903	BAE Systems Holdings, Inc., (United Kingdom), 6.38%, 06/01/2019 (e)	3,073
1,772	L3 Technologies, Inc., 4.75%, 07/15/2020	1,869
5,000	Precision Castparts Corp., 2.25%, 06/15/2020	5,023
	Textron, Inc.,
655	5.60%, 12/01/2017	655
1,300	5.95%, 09/21/2021	1,438

		12,058

	Building Products — 0.1%
1,015	Johnson Controls International plc, 5.00%, 03/30/2020	1,063
815	Masco Corp., 3.50%, 04/01/2021	831

		1,894

	Commercial Services & Supplies — 0.1%
840	Republic Services, Inc., 5.50%, 09/15/2019	886
2,605	Waste Management, Inc., 4.75%, 06/30/2020	2,768

		3,654

	Industrial Conglomerates — 0.1%
	Roper Technologies, Inc.,
830	3.00%, 12/15/2020	843
1,045	6.25%, 09/01/2019	1,114

		1,957

	Machinery — 0.0% (g)
1,290	Stanley Black & Decker, Inc., 2.45%, 11/17/2018	1,296

	Road & Rail — 0.5%
465	Burlington Northern Santa Fe LLC, 8.13%, 04/15/2020	526
	Canadian Pacific Railway Co., (Canada),
2,900	6.50%, 05/15/2018	2,960
1,000	7.25%, 05/15/2019	1,069
2,000	JB Hunt Transport Services, Inc., 2.40%, 03/15/2019	2,004
1,200	Norfolk Southern Railway Co., 9.75%, 06/15/2020	1,409
2,047	Penske Truck Leasing Co. LP, 2.50%, 06/15/2019 (e)	2,054
	Ryder System, Inc.,
1,403	2.35%, 02/26/2019	1,405
1,865	2.45%, 09/03/2019	1,871
1,320	2.50%, 05/11/2020	1,325
5,600	SMBC Aviation Capital Finance DAC, (Ireland), 3.00%, 07/15/2022 (e)	5,550

		20,173

	Trading Companies & Distributors — 0.4%
	Air Lease Corp.,
3,303	2.13%, 01/15/2018	3,304
2,038	2.13%, 01/15/2020	2,026
1,915	2.63%, 09/04/2018	1,922
1,417	2.63%, 07/01/2022	1,398
	Aviation Capital Group LLC,
4,280	2.88%, 01/20/2022 (e)	4,270
800	4.63%, 01/31/2018 (e)	803
	International Lease Finance Corp.,
1,315	5.88%, 04/01/2019	1,373
1,700	8.25%, 12/15/2020	1,955

		17,051

	Total Industrials	58,083

	Information Technology — 0.4%
	Communications Equipment — 0.1%
3,000	Harris Corp., 2.00%, 04/27/2018	3,002

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
1,382	3.00%, 03/01/2018	1,385
664	6.00%, 04/01/2020	713

		2,098

	IT Services — 0.1%
3,120	Visa, Inc., 2.15%, 09/15/2022	3,075
2,435	Western Union Co. (The), 3.60%, 03/15/2022	2,472

		5,547

	Semiconductors & Semiconductor Equipment — 0.1%
3,935	Broadcom Corp., 2.38%, 01/15/2020 (e)	3,902

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — 0.1%
2,295	VMware, Inc., 2.30%, 08/21/2020	2,279

	Total Information Technology	16,828

	Materials — 0.4%
	Chemicals — 0.4%
1,540	Agrium, Inc., (Canada), 6.75%, 01/15/2019	1,613
2,648	Air Liquide Finance SA, (France), 1.38%, 09/27/2019 (e)	2,608
3,000	CF Industries, Inc., 6.88%, 05/01/2018	3,060
805	Dow Chemical Co. (The), 8.55%, 05/15/2019	876
1,000	Eastman Chemical Co., 5.50%, 11/15/2019	1,059
	Mosaic Co. (The),
427	3.25%, 11/15/2022	424
2,455	3.75%, 11/15/2021	2,515
2,025	RPM International, Inc., 6.13%, 10/15/2019	2,161
1,000	Westlake Chemical Corp., 4.63%, 02/15/2021	1,030

		15,346

	Construction Materials — 0.0% (g)
440	CRH America, Inc., (Ireland), 8.13%, 07/15/2018	456
700	Vulcan Materials Co., 7.50%, 06/15/2021	812

		1,268

	Metals & Mining — 0.0% (g)
1,260	Nucor Corp., 5.85%, 06/01/2018	1,284

	Total Materials	17,898

	Real Estate — 1.1%
	Equity Real Estate Investment Trusts (REITs) — 1.1%
	Alexandria Real Estate Equities, Inc.,
585	2.75%, 01/15/2020	588
1,000	4.60%, 04/01/2022	1,063
	American Tower Corp.,
1,590	3.30%, 02/15/2021	1,621
1,152	5.05%, 09/01/2020	1,226
2,267	Boston Properties LP, 4.13%, 05/15/2021	2,378
6,091	Crown Castle International Corp., 2.25%, 09/01/2021	5,991
1,720	DDR Corp., 3.50%, 01/15/2021	1,740
1,755	Digital Realty Trust LP, 3.40%, 10/01/2020	1,796
965	Duke Realty LP, 3.88%, 02/15/2021	999
1,117	EPR Properties, 7.75%, 07/15/2020	1,243
1,000	ERP Operating LP, 2.38%, 07/01/2019	1,003
1,804	Government Properties Income Trust, 4.00%, 07/15/2022	1,817
	HCP, Inc.,
5,410	2.63%, 02/01/2020	5,434
63	5.38%, 02/01/2021	68
2,390	National Retail Properties, Inc., 5.50%, 07/15/2021	2,593
1,995	Realty Income Corp., 3.25%, 10/15/2022	2,030
3,739	Simon Property Group LP, 2.20%, 02/01/2019	3,748
1,569	Ventas Realty LP, 2.00%, 02/15/2018	1,570
1,208	VEREIT Operating Partnership LP, 4.13%, 06/01/2021	1,256
	Welltower, Inc.,
735	2.25%, 03/15/2018	736
1,870	4.95%, 01/15/2021	1,996
1,200	6.13%, 04/15/2020	1,300

	Total Real Estate	42,196

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
13,000	3.00%, 06/30/2022	12,980
4,754	3.80%, 03/15/2022	4,918
1,900	5.00%, 03/01/2021	2,036
300	5.80%, 02/15/2019	312
1,000	Deutsche Telekom International Finance BV, (Germany), 6.75%, 08/20/2018	1,034
	Orange SA, (France),
1,391	2.75%, 02/06/2019	1,401
1,893	5.38%, 07/08/2019	1,985
14,000	Verizon Communications, Inc., 2.95%, 03/15/2022	14,080

	Total Telecommunication Services	38,746

	Utilities — 1.5%
	Electric Utilities — 0.9%
700	American Electric Power Co., Inc., 2.15%, 11/13/2020	697
	Arizona Public Service Co.,
1,000	2.20%, 01/15/2020	999
400	8.75%, 03/01/2019	431
500	Atlantic City Electric Co., 7.75%, 11/15/2018	526
5,365	Cleveland Electric Illuminating Co. (The), 8.88%, 11/15/2018	5,701
880	Commonwealth Edison Co., 4.00%, 08/01/2020	916
1,930	Emera US Finance LP, (Canada), 2.70%, 06/15/2021	1,930
3,100	Enel Finance International NV, (Italy), 2.88%, 05/25/2022 (e)	3,094
444	Entergy Corp., 5.13%, 09/15/2020	469

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Electric Utilities — continued
965		Entergy Gulf States Louisiana LLC, 6.00%, 05/01/2018	982
735		Entergy Louisiana LLC, 6.50%, 09/01/2018	760
850		Exelon Corp., 3.50%, 06/01/2022	870
530		Kentucky Utilities Co., 3.25%, 11/01/2020	545
		NextEra Energy Capital Holdings, Inc.,
224		2.70%, 09/15/2019	226
250		6.00%, 03/01/2019	261
631		Niagara Mohawk Power Corp., 4.88%, 08/15/2019 (e)	657
380		Oncor Electric Delivery Co. LLC, 2.15%, 06/01/2019	379
1,579		Pacific Gas & Electric Co., 8.25%, 10/15/2018	1,661
455		PPL Capital Funding, Inc., 1.90%, 06/01/2018	455
		Progress Energy, Inc.,
6,135		4.40%, 01/15/2021	6,423
865		4.88%, 12/01/2019	907
510		Public Service Co. of Oklahoma, 5.15%, 12/01/2019	536
1,068		Southern California Edison Co., 1.85%, 02/01/2022	1,060
2,610		Southern Co. (The), 2.75%, 06/15/2020	2,630
765		Southwestern Electric Power Co., 6.45%, 01/15/2019	799
2,167		State Grid Overseas Investment 2013 Ltd., (China), 1.75%, 05/22/2018 (e)	2,161

			36,075

		Gas Utilities — 0.3%
314		Atmos Energy Corp., 8.50%, 03/15/2019	339
2,400		CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	2,521
		Dominion Energy Gas Holdings LLC,
675		2.50%, 12/15/2019	676
7,023		2.80%, 11/15/2020	7,092

			10,628

		Independent Power and Renewable Electricity Producers — 0.0% (g)
		Exelon Generation Co. LLC,
1,798		2.95%, 01/15/2020	1,818
260		5.20%, 10/01/2019	273
495		Southern Power Co., Series 15A, 1.50%, 06/01/2018	494

			2,585

		Multi-Utilities — 0.3%
552		Ameren Corp., 2.70%, 11/15/2020	555
1,015		Berkshire Hathaway Energy Co., 2.40%, 02/01/2020	1,019
		CMS Energy Corp.,
1,675		6.25%, 02/01/2020	1,808
330		8.75%, 06/15/2019	361
1,100		Dominion Energy, Inc., 6.40%, 06/15/2018	1,127
729		NiSource Finance Corp., 6.80%, 01/15/2019	765
2,190		Public Service Enterprise Group, Inc., 2.65%, 11/15/2022	2,175
2,736		Sempra Energy, 9.80%, 02/15/2019	2,980
500		Southern Co. Gas Capital Corp., 3.50%, 09/15/2021	513
475		TECO Finance, Inc., 5.15%, 03/15/2020	503

			11,806

		Total Utilities	61,094

		Total Corporate Bonds (Cost $1,261,177)	1,259,785

Mortgage-Backed Securities — 4.0%
		FHLMC,
322		ARM, 2.51%, 08/01/2037 (z)	340
35		ARM, 2.87%, 01/01/2027 (z)	36
665		ARM, 2.94%, 12/01/2036 (z)	690
1,161		ARM, 3.00%, 05/01/2037 (z)	1,201
803		ARM, 3.04%, 03/01/2037 (z)	830
533		ARM, 3.14%, 12/01/2027 - 11/01/2036 (z)	558
547		ARM, 3.23%, 08/01/2036 (z)	571
135		ARM, 3.23%, 12/01/2036 (z)	142
400		ARM, 3.30%, 03/01/2037 (z)	417
549		ARM, 3.30%, 04/01/2037 (z)	579
99		ARM, 3.30%, 03/01/2035 (z)	104
1,554		ARM, 3.32%, 10/01/2036 (z)	1,620
187		ARM, 3.32%, 06/01/2036 (z)	195
965		ARM, 3.36%, 01/01/2037 (z)	1,012
130		ARM, 3.36%, 02/01/2037 (z)	136
401		ARM, 3.46%, 12/01/2036 (z)	420
827		ARM, 3.48%, 08/01/2036 (z)	873
496		ARM, 3.50%, 11/01/2037 (z)	521
–	(h)	ARM, 3.52%, 12/01/2017 (z)	—	(h)
494		ARM, 3.57%, 10/01/2037 (z)	520
92		ARM, 3.59%, 07/01/2036 (z)	96
91		ARM, 3.62%, 04/01/2037 (z)	96
677		ARM, 3.65%, 08/01/2037 (z)	712
1,714		ARM, 3.74%, 10/01/2035 (z)	1,839
2,874		ARM, 3.75%, 03/01/2035 (z)	3,082
1,068		ARM, 3.77%, 04/01/2038 (z)	1,131
760		ARM, 3.78%, 03/01/2036 (z)	803
905		ARM, 3.83%, 01/01/2038 (z)	960
1,520		ARM, 3.84%, 06/01/2037 (z)	1,603
3,578		ARM, 3.85%, 06/01/2037 (z)	3,787

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
492		ARM, 3.88%, 03/01/2037 (z)	524
449		ARM, 3.96%, 02/01/2037 (z)	480
251		ARM, 4.03%, 08/01/2037 (z)	261
1,178		ARM, 4.16%, 03/01/2036 (z)	1,261
2		ARM, 5.75%, 01/01/2027 (z)	2
		FHLMC Gold Pools, 15 Year, Single Family,
12,930		4.00%, 07/01/2018 - 06/01/2026	13,500
36		4.50%, 10/01/2018	37
904		5.00%, 03/01/2018 - 01/01/2021	921
6,895		5.50%, 08/01/2019 - 01/01/2024	7,245
734		6.00%, 11/01/2018 - 12/01/2023	753
11		6.50%, 08/01/2021	11
		FHLMC Gold Pools, 20 Year, Single Family,
382		6.00%, 01/01/2019 - 10/01/2024	429
6		6.50%, 08/01/2018 - 05/01/2021	5
		FHLMC Gold Pools, 30 Year, Single Family,
6,814		5.50%, 03/01/2034 - 07/01/2037	7,569
169		6.00%, 07/01/2032	190
244		7.00%, 08/01/2038	277
		FHLMC Gold Pools, FHA/VA,
5,860		7.50%, 12/01/2036	6,564
628		10.00%, 10/01/2030	669
		FNMA,
2		ARM, 1.87%, 01/01/2019 (z)	2
5		ARM, 2.29%, 07/01/2027 (z)	5
32		ARM, 2.40%, 08/01/2037 (z)	33
1,514		ARM, 2.55%, 08/01/2037 (z)	1,542
1		ARM, 2.60%, 03/01/2019 (z)	1
1,544		ARM, 2.71%, 07/01/2037 (z)	1,589
363		ARM, 2.75%, 04/01/2037 (z)	371
1,181		ARM, 2.82%, 01/01/2037 (z)	1,220
57		ARM, 2.84%, 04/01/2036 (z)	59
–	(h)	ARM, 2.88%, 08/01/2019 (z)	—	(h)
835		ARM, 2.88%, 02/01/2037 (z)	865
90		ARM, 2.92%, 01/01/2035 (z)	93
186		ARM, 3.02%, 07/01/2037 (z)	194
15		ARM, 3.04%, 06/01/2027 (z)	15
34		ARM, 3.09%, 07/01/2037 (z)	35
283		ARM, 3.11%, 05/01/2036 (z)	295
502		ARM, 3.17%, 08/01/2036 (z)	526
1,455		ARM, 3.19%, 12/01/2036 (z)	1,517
57		ARM, 3.21%, 12/01/2036 (z)	59
1,484		ARM, 3.22%, 11/01/2037 (z)	1,560
142		ARM, 3.24%, 01/01/2037 (z)	148
201		ARM, 3.27%, 10/01/2036 (z)	211
865		ARM, 3.31%, 11/01/2037 (z)	903
121		ARM, 3.32%, 12/01/2036 (z)	126
3		ARM, 3.33%, 08/01/2036 (z)	3
549		ARM, 3.35%, 12/01/2035 (z)	576
755		ARM, 3.36%, 12/01/2037 (z)	794
204		ARM, 3.39%, 09/01/2034 (z)	214
850		ARM, 3.40%, 07/01/2036 - 10/01/2036 (z)	895
8		ARM, 3.42%, 05/01/2025 (z)	8
772		ARM, 3.45%, 11/01/2037 (z)	807
282		ARM, 3.46%, 04/01/2037 (z)	296
150		ARM, 3.51%, 08/01/2036 (z)	158
515		ARM, 3.53%, 08/01/2036 (z)	541
13		ARM, 3.55%, 06/01/2036 (z)	13
1,314		ARM, 3.56%, 12/01/2036 - 03/01/2037 (z)	1,381
272		ARM, 3.58%, 03/01/2047 (z)	280
424		ARM, 3.67%, 08/01/2036 (z)	449
6		ARM, 3.85%, 10/01/2025 (z)	6
1,542		ARM, 3.89%, 03/01/2036 (z)	1,653
492		ARM, 3.93%, 04/01/2038 (z)	498
2,054		ARM, 4.10%, 03/01/2036 (z)	2,214
2,099		ARM, 4.13%, 03/01/2036 (z)	2,262
1,282		ARM, 4.17%, 10/01/2035 (z)	1,384
		FNMA, 15 Year, Single Family,
82		4.00%, 08/01/2018 - 01/01/2019	85
267		4.50%, 05/01/2018 - 05/01/2019	271
282		5.00%, 12/01/2017 - 07/01/2020	287
12,014		5.50%, 01/01/2018 - 07/01/2025	12,631
1,250		6.00%, 09/01/2019 - 12/01/2023	1,300
695		6.50%, 01/01/2023 - 03/01/2023	742
1		7.00%, 01/01/2018	1
54		5.00%, 12/01/2018	55
26		5.50%, 06/01/2020	26
2,569		6.00%, 09/01/2019 - 07/01/2024	2,728
		FNMA, 20 Year, Single Family,
451		5.50%, 05/01/2027	496
3		6.00%, 03/01/2018 - 07/01/2019	4
1,097		6.50%, 04/01/2018 - 03/01/2025	1,216
155		7.00%, 08/01/2020 - 08/01/2021	158
		FNMA, 30 Year, FHA/VA,
120		5.50%, 08/01/2034	130
9		8.50%, 03/01/2027	10
		FNMA, 30 Year, Single Family,
17,534		5.50%, 12/01/2032 - 04/01/2037	19,612
1,053		6.00%, 01/01/2038	1,185
4		6.50%, 03/01/2026	5
976		7.00%, 08/01/2037	1,157
51		8.00%, 12/01/2030	55
2		8.50%, 09/01/2021	2
22		9.00%, 02/01/2031	22

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
3,162		6.00%, 04/01/2035	3,602
6,332		6.50%, 10/01/2036 - 10/01/2038	7,192
1,794		7.00%, 04/01/2037	2,100
10		9.50%, 07/01/2028	11
2		10.00%, 02/01/2024	2
45		FNMA, Other, Pool, 4.50%, 12/01/2019	45
584		GNMA I, 15 Year, Single Family, 6.50%, 10/15/2023	621
		GNMA I, 30 Year, Single Family,
3,251		6.50%, 09/15/2038	3,897
7		8.50%, 04/15/2025	8
6		9.00%, 09/15/2024 - 10/15/2026	7
83		9.50%, 07/15/2020 - 12/15/2025	88
		GNMA II,
51		ARM, 2.25%, 11/20/2025 (z)	52
31		ARM, 2.37%, 03/20/2022 - 01/20/2028 (z)	32
2		ARM, 2.63%, 05/20/2021 (z)	2
32		ARM, 2.75%, 07/20/2021 - 09/20/2022 (z)	32
4		ARM, 3.00%, 04/20/2018 - 05/20/2020 (z)	4
–	(h)	ARM, 3.50%, 12/20/2017 (z)	—	(h)
1		ARM, 4.00%, 08/20/2018 (z)	1
		GNMA II, 30 Year, Single Family,
2,262		6.00%, 09/20/2038	2,526
5,217		7.00%, 08/20/2038 - 09/20/2038	6,052
9		7.50%, 09/20/2028	10
20		8.00%, 09/20/2026 - 12/20/2027	22
23		8.50%, 03/20/2025 - 04/20/2025	26

		Total Mortgage-Backed Securities (Cost $157,031)	159,883

U.S. Government Agency Securities — 9.2%
		FHLB,
7,500		0.88%, 06/29/2018	7,474
28,365		0.88%, 08/05/2019	27,924
23,950		1.00%, 09/26/2019	23,597
30,855		1.25%, 06/08/2018	30,816
35,345		1.75%, 12/14/2018	35,358
12,925		2.00%, 09/14/2018	12,963
		FHLMC,
19,310		0.88%, 10/12/2018	19,180
10,000		0.88%, 07/19/2019	9,848
30,000		1.50%, 01/17/2020	29,762
25,650		1.63%, 10/25/2019	25,544
20,000		4.88%, 06/13/2018	20,353
		FNMA,
19,105		1.13%, 07/20/2018	19,051
12,500		1.25%, 08/17/2021	12,153
33,500		2.00%, 01/05/2022	33,334
27,665		10.09%, 10/09/2019	26,642
32,690		Resolution Funding Corp. STRIPS, 1.48%, 10/15/2019 (n)	31,553

		Total U.S. Government Agency Securities (Cost $368,226)	365,552

U.S. Treasury Obligations — 40.0%
		U.S. Treasury Notes,
30,000		0.75%, 10/31/2018	29,754
30,000		0.88%, 10/15/2018	29,806
20,000		1.00%, 08/31/2019	19,735
25,000		1.13%, 04/30/2020	24,573
20,000		1.13%, 02/28/2021	19,473
110,000		1.25%, 10/31/2018	109,588
60,550		1.25%, 11/30/2018	60,290
55,000		1.25%, 01/31/2019	54,708
45,000		1.25%, 03/31/2019	44,703
45,000		1.25%, 06/30/2019	44,641
45,000		1.25%, 08/31/2019	44,592
10,000		1.25%, 03/31/2021	9,766
45,000		1.38%, 09/30/2018	44,909
10,000		1.38%, 02/28/2019	9,956
45,000		1.38%, 03/31/2020	44,518
10,000		1.38%, 04/30/2020	9,886
73,000		1.38%, 08/31/2020	72,011
80,000		1.38%, 09/30/2020	78,856
58,000		1.38%, 10/31/2020	57,123
85,000		1.38%, 01/31/2021	83,496
75,000		1.50%, 12/31/2018	74,836
80,690		1.50%, 01/31/2019	80,485
25,440		1.50%, 02/28/2019	25,366
178,010		1.50%, 05/31/2019	177,322
20,000		1.50%, 10/31/2019	19,889
40,000		1.50%, 11/30/2019	39,767
20,000		1.50%, 05/31/2020	19,823
105,650		1.63%, 04/30/2019	105,464
110,000		1.63%, 06/30/2019	109,751
10,000		1.63%, 08/31/2019	9,972
5,000		1.63%, 07/31/2020	4,967
25,000		1.75%, 12/31/2020	24,858
13,200		2.25%, 07/31/2021	13,305

		Total U.S. Treasury Obligations (Cost $1,609,669)	1,598,189

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.3%
	Investment Company — 0.3%
11,069	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $11,069)	11,069

	Total Investments — 100.3% (Cost $4,018,298)	4,004,528
	Liabilities in Excess of Other Assets — (0.3)%	(11,103)

	NET ASSETS — 100.0%	$3,993,425

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2017.
CSMC	—	Credit Suisse Mortgage Trust
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
USD	—	United States Dollar
VA	—	Veterans Administration

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$317,942	$41,026	$358,968
Collateralized Mortgage Obligations	—	231,821	1,764	233,585
Commercial Mortgage-Backed Securities	—	17,497	—	17,497
Corporate Bonds
Consumer Discretionary	—	47,417	—	47,417
Consumer Staples	—	48,593	—	48,593
Energy	—	133,579	—	133,579
Financials	—	710,444	—	710,444
Health Care	—	84,907	—	84,907

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrials	$—	$58,083	$—	$58,083
Information Technology	—	16,828	—	16,828
Materials	—	17,898	—	17,898
Real Estate	—	42,196	—	42,196
Telecommunication Services	—	38,746	—	38,746
Utilities	—	61,094	—	61,094

Total Corporate Bonds	—	1,259,785	—	1,259,785

Mortgage-Backed Securities	—	159,883	—	159,883
U.S. Government Agency Securities	—	365,552	—	365,552
U.S. Treasury Obligations	—	1,598,189	—	1,598,189
Short-Term Investment
Investment Company	11,069	—	—	11,069

Total Investments in Securities	$11,069	$3,950,669	$42,790	$4,004,528

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between level 2 and level 3 during the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Short Duration Bond Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities:
Asset-Backed Securities	$123,452	$61	$(29)	$13		$8,410	$(97,078)	$6,197	$—	$41,026
Collateralized Mortgage Obligations	3,228	—	— (a)	—	(a)	—	(1,464)	—	—	1,764

Total	$126,680	$61	$(29)	$13		$8,410	$(98,542)	$6,197	$—	$42,790

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $374,000.

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$18,703		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (7.40%)
				Constant Default Rate	0.00% - 30.00% (3.88%)
				Yield (Discount Rate of Cash Flows)	2.96% - 7.65% (3.82%)

Asset-Backed Securities	18,703
	—	(a)	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.79% (3.79%)

Collateralized Mortgage Obligations	—	(a)

Total	$18,703

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2017, the value of these investments was approximately $24,087,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
254	FNMA REMIC, Series 2002-36, Class FS, 1.83%, 06/25/2032 (z) (Cost $253)	257

Municipal Bonds — 98.4% (t)
	Alabama — 0.4%
	Other Revenue — 0.0% (g)
500	Montgomery County Public Building Authority, Revenue Refunding Warrants, Facilities Project, Rev., 5.00%, 03/01/2023	574

	Utility — 0.4%
7,675	The Black Belt Energy Gas District Gas Supply, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 06/01/2021 (z)	8,143

	Total Alabama	8,717

	Alaska — 0.6%
	General Obligation — 0.6%
14,220	Borough of North Slope, Series A, GO, 5.00%, 06/30/2021	15,330

	Utility — 0.0% (g)
500	City of Anchorage, Electric Utilities, Senior Lien, Series A, Rev., 5.00%, 12/01/2023	583

	Total Alaska	15,913

	Arizona — 1.4%
	Certificate of Participation/Lease — 0.0% (g)
500	Arizona School Facilities Board, COP, 5.00%, 09/01/2019	529

	General Obligation — 0.1%
2,550	City of Scottsdale, GO, 5.00%, 07/01/2022	2,912

	Hospital — 0.2%
3,540	Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals, Series A, Rev., 5.00%, 12/01/2025	4,143

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
	Maricopa County Industrial Development Authority, Banner Health,
7,370	Series B, Rev., 5.00%, 10/18/2022 (z)	8,384
9,000	Series C, Rev., 5.00%, 10/18/2024 (z)	10,567

		18,951

	Other Revenue — 0.0% (g)
	Town of Marana, Excise Tax,
75	Series B, Rev., 4.00%, 07/01/2020	79
100	Series B, Rev., 5.00%, 07/01/2021	111
100	Series B, Rev., 5.00%, 07/01/2022	113
160	Series B, Rev., 5.00%, 07/01/2023	185

		488

	Transportation — 0.3%
	City of Phoenix, Civic Improvement Corp.,
1,500	Series B, Rev., 5.00%, 07/01/2031	1,796
1,200	Series B, Rev., 5.00%, 07/01/2032	1,432
	Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund,
1,000	Rev., 5.25%, 07/01/2018	1,022
3,100	Rev., 5.25%, 07/01/2019	3,274

		7,524

	Water & Sewer — 0.0% (g)
1,000	Pima County, Sewer System, Rev., 5.00%, 07/01/2018	1,021

	Total Arizona	35,568

	Arkansas — 0.4%
	Education — 0.3%
	University of Arkansas, Uams Campus,
535	Rev., 5.00%, 03/01/2020	574
500	Rev., 5.00%, 03/01/2025	598
1,000	Rev., 5.00%, 03/01/2026	1,191
	University of Central Arkansas, Student Housing System,
1,600	Series A, Rev., 5.00%, 11/01/2021	1,777
710	Series A, Rev., 5.00%, 11/01/2022	803
1,760	Series A, Rev., 5.00%, 11/01/2023	2,021

		6,964

	Other Revenue — 0.1%
	City of Little Rock,
200	Rev., 5.00%, 10/01/2025	237
200	Rev., 5.00%, 10/01/2027	241
580	City of Little Rock, Hotel & Restaurant, Rev., 5.00%, 07/01/2020	624

		1,102

	Water & Sewer — 0.0% (g)
555	City of Little Rock, Sewer, Rev., 5.00%, 10/01/2025	648

	Total Arkansas	8,714

	California — 23.2%
	Certificate of Participation/Lease — 0.1%
	City of Chula Vista, Police Facility Project,
360	COP, 5.00%, 10/01/2021	404

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Certificate of Participation/Lease — continued
465	COP, 5.00%, 10/01/2022	532
1,000	COP, 5.00%, 10/01/2023	1,166
140	Goleta Water District, COP, AGM, 5.00%, 12/01/2020	154

		2,256

	Education — 0.7%
	California Educational Facilities Authority, Claremont Mckenna College,
1,575	Series A, Rev., 4.00%, 01/01/2023	1,751
1,675	Series A, Rev., 4.00%, 01/01/2024	1,886
11,505	Regents of the University of California, Series AK, Rev., 5.00%, 05/15/2023 (z)	13,480

		17,117

	General Obligation — 7.9%
	Albany Unified School District,
230	GO, 5.00%, 08/01/2025	278
760	GO, 5.00%, 08/01/2027	924
1,050	Allan Hancock Joint Community College District, GO, 5.00%, 08/01/2022	1,206
5,310	City & County of San Francisco, GO, 5.00%, 06/15/2025	6,060
5,845	City of Los Angeles, Series B, GO, 5.00%, 09/01/2018	6,005
5,000	County of Los Angeles, Community College District, Series C, GO, 5.00%, 06/01/2026	6,151
	County of Sacramento, San Juan Unified School District, Election of 2002,
395	GO, 5.00%, 08/01/2018	405
860	GO, 5.00%, 08/01/2019	909
775	GO, 5.00%, 08/01/2020	843
1,000	County of Santa Clara, Moreland School District, GO, 5.00%, 08/01/2021	1,119
6,055	County of Santa Clara, San Jose Evergreen Community College District, Series B, GO, 5.00%, 09/01/2018	6,219
1,500	Foothill-De Anza Community College District, GO, 5.00%, 08/01/2028	1,809
	Grossmont Healthcare District,
1,225	Series D, GO, 5.00%, 07/15/2026	1,474
1,285	Series D, GO, 5.00%, 07/15/2027	1,540
1,000	Grossmont Healthcare District, Election of 2006, Series C, GO, 5.00%, 07/15/2026	1,203
	Los Angeles Community College District, Election of 2008,
1,000	Series J, GO, 4.00%, 08/01/2025	1,146
1,000	Series J, GO, 5.00%, 08/01/2026	1,233
890	Series J, GO, 5.00%, 08/01/2027	1,110
1,000	Series J, GO, 5.00%, 08/01/2028	1,240
11,535	Los Angeles Unified School District, Series C, GO, 5.00%, 07/01/2021	12,867
300	Moulton-Niguel Water District Consolidated, GO, 5.00%, 09/01/2018	308
	Novato Unified School District,
535	GO, 4.00%, 02/01/2022	587
685	GO, 5.00%, 02/01/2023	797
870	GO, 5.00%, 02/01/2024	1,033
1,500	GO, 5.00%, 08/01/2025	1,789
1,800	GO, 5.00%, 08/01/2026	2,139
1,200	Oak Grove School District, GO, 5.00%, 08/01/2023	1,404
1,770	Placentia-Yorba Linda Unified School District, GO, 5.00%, 08/01/2025	2,140
2,000	Salinas Union High School District, GO, BAN, Zero Coupon, 08/01/2020	1,898
1,400	San Diego Community College District, GO, 5.00%, 08/01/2018	1,434
6,310	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series R-3, GO, 5.00%, 07/01/2019	6,658
550	San Diego Unified School District, Election of 2012, Series F, GO, 5.00%, 07/01/2029	658
	San Francisco Bay Area Rapid Transit District, Election of 2004,
2,735	Series D, GO, 3.00%, 08/01/2022	2,904
1,500	Series D, GO, 5.00%, 08/01/2027	1,814
1,685	Series D, GO, 5.00%, 08/01/2028	2,033
	San Francisco Unified School District,
30	Series A, GO, 4.00%, 08/01/2022	33
850	Series A, GO, 4.00%, 08/01/2030	952
825	Series A, GO, 4.00%, 08/01/2031	915
8,580	Series A, GO, 5.00%, 06/15/2018	8,752
300	Series B, GO, 4.00%, 08/01/2030	336
500	Series B, GO, 4.00%, 08/01/2031	554
50	Series B, GO, 5.00%, 08/01/2026	62
5,190	San Francisco Unified School District, Proposition A, Election of 2011, GO, 5.00%, 06/15/2024	5,935
	San Mateo County Community College District,
700	GO, 5.00%, 09/01/2025	838
1,095	GO, 5.00%, 09/01/2026	1,309

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Southwestern Community College District,
270	Series A, GO, 4.00%, 08/01/2031	298
250	Series A, GO, 4.00%, 08/01/2032	273
300	Series A, GO, 4.00%, 08/01/2033	326
375	Series A, GO, 4.00%, 08/01/2034	405
	State of California, Various Purpose,
4,000	GO, 4.00%, 08/01/2028	4,500
4,180	GO, 4.00%, 08/01/2029	4,658
10,000	GO, 4.00%, 08/01/2030	11,027
13,530	GO, 5.00%, 09/01/2022	15,499
3,560	GO, 5.00%, 11/01/2023	4,169
13,210	GO, 5.00%, 03/01/2026	15,723
4,900	GO, 5.00%, 09/01/2026	5,973
2,000	GO, 5.00%, 09/01/2027	2,230
2,500	GO, 5.00%, 09/01/2028	2,794
10,000	GO, 5.00%, 08/01/2029	12,006
2,810	Series B, GO, 5.00%, 09/01/2023	3,280
	Vacaville Unified School District, Election of 2014,
1,000	Series B, GO, 4.00%, 08/01/2019	1,041
250	Series B, GO, 4.00%, 08/01/2020	265
300	Series B, GO, 4.00%, 08/01/2021	325
275	Series B, GO, 4.00%, 08/01/2022	303
	Walnut Valley, Unified School District,
100	GO, 5.00%, 08/01/2024	119
150	GO, 5.00%, 08/01/2025	182
135	GO, 5.00%, 08/01/2026	166
245	GO, 5.00%, 08/01/2027	299
10,495	Whittier Union School District, GO, 5.00%, 08/01/2023	12,304

		199,188

	Hospital — 2.2%
1,850	California Health Facilities Financing Authority, Cedars-Sinal Medical Center, Rev., 5.00%, 11/15/2025	2,234
	California Health Facilities Financing Authority, Kaiser Permanente,
5,000	Series C, Rev., 5.00%, 11/01/2022 (z)	5,745
17,420	Series D, Rev., 5.00%, 11/01/2022 (z)	20,016
2,500	Subseries A-1, Rev., 5.00%, 11/01/2027	3,104
	California Health Facilities Financing Authority, Providence Health & Services,
750	Series A, Rev., 5.00%, 10/01/2021	841
1,500	Series A, Rev., 5.00%, 10/01/2022	1,721
	California Health Facilities Financing Authority, St. Joseph Health System,
5,000	Series C, Rev., 5.00%, 10/15/2019 (z)	5,317
12,870	Series D, Rev., 5.00%, 10/15/2020 (z)	14,075
	California Municipal Finance Authority, NorthBay Healthcare Group,
500	Series A, Rev., 5.00%, 11/01/2023	561
800	Series A, Rev., 5.00%, 11/01/2024	906
745	Series A, Rev., 5.00%, 11/01/2025	848

		55,368

	Housing — 0.2%
4,750	California Statewide Communities Development Authority, LA Puente Park Apartments, Series F, Rev., 1.20%, 10/01/2018 (z)	4,744

	Other Revenue — 3.4%
	Alameda County Transport Authority, Sales Tax,
3,095	Rev., 3.00%, 03/01/2018	3,109
5,000	Rev., 4.00%, 03/01/2019	5,166
5,000	Rev., 4.00%, 03/01/2022	5,480
1,240	Rev., 5.00%, 03/01/2020	1,336
3,000	Anaheim Housing & Public Improvements Authority, Electric Utility Distribution Systems Refunding & Improvements, Series A, Rev., 5.00%, 10/01/2032	3,355
1,010	California Infrastructure & Economic Development Bank, Segerstrom Center for the Arts, Series B, Rev., 5.00%, 07/01/2023	1,170
	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust,
10,800	Series A-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.28%, 12.00% Cap), 1.25%, 12/07/2017 (aa)	10,789
8,000	Series A-3, Rev., (ICE LIBOR USD 3 Month + 0.37%, 8.00% Cap), 1.41%, 01/02/2018 (aa)	7,999
7,000	Series A-4, Rev., (ICE LIBOR USD 3 Month + 0.37%, 8.00% Cap), 1.41%, 01/02/2018 (aa)	7,042
	California Municipal Finance Authority, Biola University,
205	Rev., 4.00%, 10/01/2019	213
370	Rev., 5.00%, 10/01/2021	409

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
4,500	California State Public Works Board, Department of General Services, Series F, Rev., 5.00%, 05/01/2021	4,978
	Contra Costa County Transportation Authority, Sales Tax,
3,420	Series A, Rev., 4.00%, 03/01/2023	3,812
3,830	Series A, Rev., 4.00%, 03/01/2025	4,362
2,420	Series A, Rev., 5.00%, 03/01/2023	2,818
2,000	Series A, Rev., 5.00%, 03/01/2024	2,375
1,250	Series A, Rev., 5.00%, 03/01/2025	1,508
1,000	Series B, Rev., 4.00%, 03/01/2018	1,007
1,600	Series B, Rev., 5.00%, 03/01/2018	1,615
1,750	Series B, Rev., 5.00%, 03/01/2019	1,830
1,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.00%, 06/01/2021	1,111
	Riverside Community Properties Development, Inc., Riverside County Law Building Project,
640	Rev., 5.00%, 10/15/2018 (p)	660
780	Rev., 5.00%, 10/15/2019 (p)	829
4,075	Riverside County Asset Leasing Corp., Leasehold Revenue, Southwest Justice Center, Series A, Rev., VRDO, AGC, LOC: Wells Fargo Bank NA, 0.95%, 12/07/2017 (z)	4,075
	San Diego County Regional Transportation Commission, Sales Tax,
250	Series A, Rev., 5.00%, 04/01/2021	277
100	Series A, Rev., 5.00%, 04/01/2022	114
	San Francisco Bay Area Rapid Transit District, Sales Tax,
525	Series A, Rev., 5.00%, 07/01/2024	627
905	Series A, Rev., 5.00%, 07/01/2025	1,098
1,700	San Francisco State Building Authority & Oakland State Building Authority, Elihu M. Harris State Office Building, Series A, Rev., 5.00%, 12/01/2022	1,938
1,225	Santa Clara County Financing Authority, Capital Projects, Rev., 5.00%, 02/01/2019	1,276
1,000	Santa Clara Valley Transportation Authority, Sales Tax, Series A, Rev., 5.00%, 04/01/2026	1,200
1,000	Sonoma County Transportation Authority, Sales Tax, Rev., 5.00%, 12/01/2024	1,206

		84,784

	Prerefunded — 0.2%
1,160	California State Public Works Board, California State University, Rev., 5.00%, 04/01/2019 (p)	1,214
2,820	California State Public Works Board, California State University, Davidson Library at Santa Barbara, Series C, Rev., 5.00%, 03/01/2023 (p)	3,279

		4,493

	Transportation — 4.6%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
7,550	Series C, Rev., 1.88%, 04/01/2019 (z)	7,566
9,000	Series G, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.60%, 12.00% Cap), 1.57%, 12/07/2017 (aa)	9,070
20,000	Series S-7, Rev., 4.00%, 04/01/2029	22,634
10,000	City of Long Beach Harbor, Series C, Rev., 5.00%, 11/15/2018	10,350
	City of Los Angeles Department of Airports,
1,590	Series A, Rev., AMT, 5.00%, 05/15/2021	1,755
315	Series B, Rev., 4.00%, 05/15/2023	350
365	Series B, Rev., 4.00%, 05/15/2024	410
1,015	Series C, Rev., 4.00%, 05/15/2018	1,027
1,000	Series C, Rev., 5.00%, 05/15/2019	1,051
750	Series C, Rev., 5.00%, 05/15/2022	852
700	Series C, Rev., 5.00%, 05/15/2024	828
3,380	Series D, Rev., AMT, 5.00%, 05/15/2022	3,814
2,700	Series D, Rev., AMT, 5.00%, 05/15/2027	3,158
1,950	Series D, Rev., AMT, 5.00%, 05/15/2028	2,275
2,550	Series D, Rev., AMT, 5.00%, 05/15/2029	2,966
	Los Angeles County Metropolitan Transportation Authority,
9,665	Series A, Rev., 5.00%, 07/01/2019	10,202
32,155	Series B, Rev., 5.00%, 07/01/2022	36,897
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.00%, 07/01/2027	1,194

		116,399

	Utility — 0.9%
3,500	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series E, Rev., 1.75%, 06/01/2022 (z)	3,449
10,000	City of Los Angeles Department of Water & Power, Power System, Series B, Rev., 5.00%, 12/01/2018	10,335

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
7,000	Southern California Public Power Authority, Magnolia Power Project, Series 1, Rev., 2.00%, 07/01/2020 (z)	7,075
1,000	Southern California, Public Power Authority Canyon Power Project, Series A, Rev., 5.00%, 07/01/2026	1,116
400	Walnut Energy Center Authority, Series A, Rev., 5.00%, 01/01/2023	463

		22,438

	Water & Sewer — 3.0%
	Burlingame Financing Authority Water & Wastewater,
250	Rev., 4.00%, 04/01/2020	264
200	Rev., 4.00%, 04/01/2021	216
	California State Department of Water Resources, Central Valley Project Water System,
130	Series AI, Rev., 5.00%, 12/01/2017 (p)	130
10,000	Series AU, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.22%, 8.00% Cap), 1.19%, 12/07/2017 (aa)	9,989
15,000	California State Department of Water Resources, Power Supply, Series L, Rev., 5.00%, 05/01/2019	15,733
	City of Los Angeles Wastewater System Subordinate,
1,500	Series A, Rev., 5.00%, 06/01/2018	1,528
1,250	Series A, Rev., 5.00%, 06/01/2019	1,316
2,750	Series A, Rev., 5.00%, 06/01/2022	3,149
	County of San Mateo, Silicon Valley Clean Water,
400	Rev., 4.00%, 02/01/2019	412
320	Rev., 5.00%, 02/01/2018	322
400	Rev., 5.00%, 08/01/2028	474
390	Rev., 5.00%, 08/01/2029	461
	East Bay Municipal Utility District, Wastewater System,
3,000	Series A, Rev., 5.00%, 06/01/2020	3,258
2,330	Series B, Rev., 5.00%, 06/01/2019	2,455
	Eastern Municipal Water District, Water & Wastewater,
2,530	Series C, Rev., 5.00%, 07/01/2021	2,830
1,700	Series C, Rev., 5.00%, 07/01/2022	1,950
2,000	Series C, Rev., 5.00%, 07/01/2023	2,345
	Metropolitan Water District of Southern California,
4,000	Series A, Rev., 5.00%, 07/01/2018	4,087
8,000	Series A, Rev., 5.00%, 07/01/2019	8,449
5,000	Series C, Rev., 5.00%, 07/01/2018	5,108
6,105	Series C-1, Rev., 3.00%, 10/01/2019 (z)	6,254
5,000	Orange County Sanitation District, Wastewater, Series A, Rev., 5.00%, 02/01/2030	6,070

		76,800

	Total California	583,587

	Colorado — 1.5%
	Certificate of Participation/Lease — 0.3%
	City of Aurora,
125	COP, 3.00%, 12/01/2020	129
300	COP, 4.00%, 12/01/2021	325
375	COP, 4.00%, 12/01/2022	411
200	COP, 4.00%, 12/01/2024	223
475	COP, 5.00%, 12/01/2028	568
525	COP, 5.00%, 12/01/2029	624
375	COP, 5.00%, 12/01/2030	444
	City of Longmont,
100	Series A, COP, 5.00%, 12/01/2021	112
100	Series A, COP, 5.00%, 12/01/2022	114
100	Series A, COP, 5.00%, 12/01/2024	116
	County of Boulder, Flood Reconstruction Projects,
720	COP, 5.00%, 12/01/2022	786
500	COP, 5.00%, 12/01/2023	545
500	COP, 5.00%, 12/01/2025	546
	County of Eagle,
500	COP, 3.00%, 12/01/2018	508
200	COP, 5.00%, 12/01/2022	229
	State of Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement,
250	COP, 3.00%, 06/15/2020	258
1,000	COP, 3.00%, 06/15/2021	1,039
450	COP, 5.00%, 06/15/2023	519
300	COP, 5.00%, 06/15/2024	351
615	COP, 5.00%, 06/15/2025	730

		8,577

	Education — 0.3%
650	Board of Governors of the University of Colorado, Enterprise System, Series B, Rev., 5.00%, 03/01/2029	777
	University of Colorado, University Enterprise,
3,150	Series A, Rev., 5.00%, 06/01/2022	3,578

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education –– continued
2,300	Series B-1, Rev., 5.00%, 06/01/2023	2,666

		7,021

	General Obligation — 0.1%
	Counties of Gunnison, Watershed School District No. 1,
300	GO, 4.00%, 12/01/2022	330
500	GO, 5.00%, 12/01/2026	592
1,000	Routt County, Colorado School District Re-2 Steamboat Springs Refunding, Series A, GO, 4.00%, 12/01/2018	1,025

		1,947

	Hospital — 0.2%
	Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project,
520	Rev., 5.00%, 09/01/2026	613
675	Rev., 5.00%, 09/01/2027	802
800	Rev., 5.00%, 09/01/2028	944
2,620	University of Colorado Hospital Authority, Series C-1, Rev., 4.00%, 03/01/2020 (z)	2,718

		5,077

	Housing — 0.2%
5,000	Adams County Colorado Housing Authority Multifamily Housing, Baker School Apartment Project, Rev., 1.50%, 11/01/2019 (z)	4,978

	Other Revenue — 0.1%
	City & County of Broomfield Co.,
485	Rev., 5.00%, 12/01/2027	596
735	Rev., 5.00%, 12/01/2029	891
	Denver Convention Center Hotel Authority,
375	Rev., 4.00%, 12/01/2019	388
500	Rev., 4.00%, 12/01/2020	525

		2,400

	Prerefunded — 0.2%
3,700	Regional Transportation District, Series A, COP, 5.00%, 06/01/2020 (p)	4,000

	Transportation — 0.1%
2,500	E-470 Public Highway Authority, Senior LIBOR Index, Series A, Rev., (ICE LIBOR USD 1 Month + 0.90%, 10.00% Cap), 1.82%, 12/07/2017 (aa)	2,502

	Water & Sewer — 0.0% (g)
1,000	Board of Water Works of Pueblo, Water, Rev., 2.00%, 11/01/2018	1,005

	Total Colorado	37,507

	Connecticut — 3.1%
	Education — 1.4%
	Connecticut State Health and Educational Facility Authority, Sacred Heart University,
350	Series I-1, Rev., 5.00%, 07/01/2029	413
400	Series I-1, Rev., 5.00%, 07/01/2030	469
400	Series I-1, Rev., 5.00%, 07/01/2031	466
15,000	State of Connecticut, Health & Educational Facilities Authority, Hartford Healthcare Issue, Series G, Rev., (ICE LIBOR USD 1 Month + 0.95%, 12.00% Cap), 1.88%, 01/02/2018 (aa)	14,680
18,775	State of Connecticut, Health & Educational Facility Authority, Series B, Rev., (ICE LIBOR USD 1 Month + 0.55%, 12.00% Cap), 1.46%, 01/02/2018 (aa)	18,722

		34,750

	General Obligation — 1.3%
23,000	Hartford County, Connecticut Metropolitan District, Series B, GO, BAN, 3.00%, 08/01/2018	23,142
6,500	State of Connecticut, Series B, GO, 5.00%, 05/15/2021	7,116
1,500	State of Connecticut, SIFMA Index, Series B, GO, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.49%, 10.00% Cap), 1.46%, 12/07/2017 (aa)	1,496

		31,754

	Special Tax — 0.4%
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.00%, 12/01/2017	4,265
5,750	Series B, Rev., 5.00%, 12/01/2017	5,751

		10,016

	Total Connecticut	76,520

	Delaware — 0.4%
	Education — 0.4%
10,410	University of Delaware, Rev., VRDO, 0.93%, 12/01/2017 (z)	10,410

	General Obligation — 0.0% (g)
120	State of Delaware, GO, 5.00%, 07/01/2019	126

	Total Delaware	10,536

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	District of Columbia — 0.4%
	Hospital — 0.1%
	District of Columbia Children’s Hospital,
1,100	Rev., 5.00%, 07/15/2020	1,190
500	Rev., 5.00%, 07/15/2021	554
850	Rev., 5.00%, 07/15/2022	961

		2,705

	Transportation — 0.3%
1,475	Metropolitan Washington Airports Authority, Airport System, Series C, Rev., 5.00%, 10/01/2021	1,652
5,060	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds, Series B, Rev., 5.00%, 07/01/2029	6,119

		7,771

	Total District of Columbia	10,476

	Florida — 1.8%
	Certificate of Participation/Lease — 0.6%
6,215	Hillsborough County School Board, Master Lease Program, COP, 5.00%, 07/01/2028	7,480
	School Board of Duval County,
1,035	Series B, COP, 5.00%, 07/01/2019	1,087
750	Series B, COP, 5.00%, 07/01/2021	828
	Seminole County School Board,
295	Series A, COP, 4.00%, 07/01/2018	299
200	Series A, COP, 5.00%, 07/01/2019	210
210	Series A, COP, 5.00%, 07/01/2020	226
	St. Johns County School Board, Master Lease Program,
1,500	COP, 5.00%, 07/01/2019	1,576
2,000	COP, 5.00%, 07/01/2020	2,156
1,750	COP, 5.00%, 07/01/2021	1,934
750	St. Lucie County School Board, Master Lease Program, Series A, COP, 5.00%, 07/01/2019	787

		16,583

	Education — 0.1%
1,660	Board of Governors of the University of Florida, Student Activity, Rev., 5.00%, 07/01/2020	1,794

	General Obligation — 0.2%
1,000	Reedy Creek Improvement District, Series B, GO, 4.00%, 06/01/2019	1,036
3,085	The School Board of Miami-Dade County, GO, 5.00%, 03/15/2020	3,310

		4,346

	Other Revenue — 0.2%
3,980	Florida State Board of Education, Lottery, Series A, Rev., 4.00%, 07/01/2027	4,313

	Prerefunded — 0.2%
230	Florida State Municipal Power Agency, Series A, Rev., 5.00%, 10/01/2018 (p)	237
4,500	Hillsborough County Industrial Development Authority, Health Facilities Projects, University Community Hospital, Series A, Rev., 5.63%, 08/15/2018 (p)	4,629

		4,866

	Transportation — 0.3%
	County of Broward, Airport System,
1,000	Rev., 5.00%, 10/01/2028	1,199
1,250	Rev., 5.00%, 10/01/2029	1,489
1,500	Rev., 5.00%, 10/01/2030	1,774
1,350	Rev., 5.00%, 10/01/2031	1,590
	Miami-Dade County Expressway Authority, Toll System,
1,550	Series A, Rev., 5.00%, 07/01/2020	1,675
625	Series A, Rev., 5.00%, 07/01/2022	707

		8,434

	Water & Sewer — 0.2%
	City of Miami Beach, Water and Sewer,
675	Rev., 5.00%, 09/01/2025 (w)	805
950	Rev., 5.00%, 09/01/2026 (w)	1,147
575	Rev., 5.00%, 09/01/2027 (w)	701
1,000	Rev., 5.00%, 09/01/2028 (w)	1,208
1,500	Rev., 5.00%, 09/01/2029 (w)	1,795

		5,656

	Total Florida	45,992

	Georgia — 2.7%
	General Obligation — 1.5%
1,000	City of Atlanta, Series A, GO, 4.00%, 12/01/2019	1,048
1,400	County of Sumter, Sales Tax, GO, 4.00%, 12/01/2018	1,435
	Douglas County, Sales Tax,
500	GO, 5.00%, 04/01/2018	506
1,120	GO, 5.00%, 04/01/2019	1,171
	State of Georgia,
6,750	Series E, GO, 5.00%, 12/01/2025	8,229
14,800	Series I, GO, 5.00%, 07/01/2018	15,106
1,250	Series I, GO, 5.00%, 07/01/2019	1,317
8,165	Series I, GO, 5.00%, 07/01/2021	9,091

		37,903

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.2%
700	Georgia Housing & Finance Authority, Single Family, Rev., 0.90%, 12/01/2017	700
	Gwinnett County Development Authority, Gwinnett College Student Housing Project,
250	Series A, Rev., 5.00%, 07/01/2023	287
500	Series A, Rev., 5.00%, 07/01/2024	582
725	Series A, Rev., 5.00%, 07/01/2025	856
700	Series A, Rev., 5.00%, 07/01/2026	837
1,000	Series A, Rev., 5.00%, 07/01/2027	1,203

		4,465

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant, Scherer Project, Rev., 2.00%, 06/21/2018 (z)	4,006

	Other Revenue — 0.3%
	Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien,
1,000	Series A-1, Rev., 5.00%, 07/01/2027	1,164
1,000	Series A-1, Rev., 5.00%, 07/01/2028	1,161
5,000	Fulton County Development Authority, Technology Athletic Association Project, Rev., 5.00%, 10/01/2022	5,617

		7,942

	Utility — 0.4%
	City of Dalton, Board of Water Light & Sinking Fund Commissioners,
500	Rev., 5.00%, 03/01/2025	590
500	Rev., 5.00%, 03/01/2026	597
3,310	Rev., 5.00%, 03/01/2029	3,943
2,080	Rev., 5.00%, 03/01/2030	2,463
2,000	Rev., 5.00%, 03/01/2031	2,357
1,095	Rev., 5.00%, 03/01/2032	1,287

		11,237

	Water & Sewer — 0.1%
3,000	City of Atlanta, Water & Wastewater, Revenue Refunding, Series A-1, Rev., (ICE LIBOR USD 1 Month + 1.50%, 10.00% Cap), 2.41%, 12/07/2017 (aa)	3,032

	Total Georgia	68,585

	Guam — 0.0% (g)
	Other Revenue — 0.0% (g)
750	Government of Guam, Limited Obligation Section 30, Series A, Rev., 5.00%, 12/01/2018	771

	Hawaii — 1.1%
	General Obligation — 1.1%
	City & County of Honolulu,
1,500	Series A, GO, 5.00%, 10/01/2018	1,544
3,700	Series B, GO, 5.00%, 10/01/2018	3,809
2,200	City & County of Honolulu, Rail Transit Project, GO, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.30%, 8.00% Cap), 1.27%, 12/07/2017 (aa)	2,190
	State of Hawaii,
10,160	Series DY, GO, 5.00%, 02/01/2020	10,886
7,640	Series EF, GO, 5.00%, 11/01/2021	8,578

	Total Hawaii	27,007

	Idaho — 0.0% (g)
	Education — 0.0% (g)
565	University of Idaho, Series A, Rev., 5.00%, 04/01/2022	639

	Illinois — 3.7%
	Education — 0.2%
5,000	Illinois Educational Facilities Authority, University of Chicago, Series B-2, Rev., 1.55%, 02/13/2020 (z)	4,947
	Illinois Finance Authority, Depaul University,
200	Rev., 5.00%, 10/01/2023	230
340	Rev., 5.00%, 10/01/2024	396
300	Rev., 5.00%, 10/01/2025	353
250	Rev., 5.00%, 10/01/2028	294

		6,220

	General Obligation — 1.9%
915	Champaign County Community Unit School District No. 4 Champaign, GO, 5.00%, 01/01/2031	1,051
5,000	City of Chicago, GO, 5.00%, 01/01/2022	5,357
4,740	City of Peoria, Tazewell County, Community College District No. 514, GO, 5.00%, 12/01/2019	5,026
5	Cook County Township High School District No. 225, Series A, GO, 5.00%, 12/01/2023	6
	County of Dupage, Courthouse Project,
335	GO, 5.00%, 01/01/2024	390

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
525	GO, 5.00%, 01/01/2027	622
250	GO, 5.00%, 01/01/2028	295
	County of Winnebago, Public Safety,
3,065	Series A, GO, 4.00%, 12/30/2019	3,199
395	Series A, GO, 4.00%, 12/30/2019 (p)	414
2,800	DuPage County Forest Preserve District, GO, 5.00%, 01/01/2021	3,066
355	Kane & DeKalb Counties Community Unit School District No. 301, GO, 5.00%, 01/01/2027	422
550	Kendall Kane & Will Counties Community Unit School District No. 308, Series B, GO, 5.00%, 10/01/2023	621
2,000	Lake & McHenry Counties Community Unit School District No. 118, GO, 5.00%, 01/01/2024	2,280
	Lincoln Land Community College District No. 526,
440	GO, 4.00%, 12/15/2022	470
305	GO, 5.00%, 12/15/2021	338
300	McHenry County, Woodstock Community Unit School District No. 200, GO, 5.00%, 01/15/2021	327
	State of Illinois,
2,500	GO, 4.00%, 02/01/2018	2,507
20,000	Series D, GO, 5.00%, 11/01/2020	21,091

		47,482

	Hospital — 0.7%
6,000	Illinois Finance Authority, Advocate Health Care, Series A-1, Rev., 5.00%, 01/15/2020 (z)	6,385
1,500	Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital, Rev., 5.00%, 08/15/2027	1,803
3,750	Illinois Finance Authority, Ascension Health Alliance Senior Credit Group, Series E-2, Rev., 1.75%, 04/01/2021 (z)	3,725
2,500	Illinois Finance Authority, Edward-Elmhurst Healthcare, Series A, Rev., 5.00%, 01/01/2030	2,857
	Illinois Finance Authority, Silver Cross Hospital & Medical Centers,
150	Series C, Rev., 5.00%, 08/15/2021	163
500	Series C, Rev., 5.00%, 08/15/2022	550
2,000	Southwestern Illinois Development Authority, Hospital Sisters Services, Inc. Obligated Group, Series A, Rev., 5.00%, 02/15/2027	2,386

		17,869

	Other Revenue — 0.2%
1,550	Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital, Rev., 5.00%, 08/15/2026	1,848
2,745	State of Illinois, Junior Obligation, Rev., 5.00%, 06/15/2018	2,791

		4,639

	Transportation — 0.4%
	City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding,
1,460	Series A, Rev., AMT, 5.00%, 01/01/2020	1,552
2,580	Series A, Rev., AMT, 5.00%, 01/01/2021	2,791
500	Series B, Rev., 5.00%, 01/01/2020	531
5,000	Illinois State Toll Highway Authority, Senior Priority, Series B, Rev., 5.00%, 12/01/2017	5,001

		9,875

	Utility — 0.2%
4,500	Illinois Municipal Electric Agency, Power Supply System, Series A, Rev., 5.00%, 02/01/2019	4,680

	Water & Sewer — 0.1%
2,515	Illinois Finance Authority, Clean Water Initiative, Rev., 5.00%, 01/01/2019	2,608

	Total Illinois	93,373

	Indiana — 0.8%
	Education — 0.1%
265	County of Elkhart, GCS School Building Corp. One, First Mortgage Refunding & Improvement, Rev., 5.00%, 07/15/2018	271
1,170	Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project, Series B, Rev., 5.00%, 02/01/2019	1,211
	New Albany Floyd County School Building Corp.,
700	Rev., 5.00%, 07/15/2021	776
835	Rev., 5.00%, 07/15/2022	946

		3,204

	Other Revenue — 0.4%
1,000	Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project, Rev., 5.00%, 08/01/2023	1,153
	Indiana State Finance Authority State Revolving Fund Program Refunding,
3,080	Series B, Rev., 5.00%, 02/01/2018	3,098
5,500	Series B, Rev., 5.00%, 02/01/2019	5,727

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
750	Indiana State Office Building Commission, Indiana State Museum Facility, Series C, Rev., NATL-RE, 5.25%, 07/01/2019 (p)	793

		10,771

	Utility — 0.3%
	Indiana Municipal Power Agency, Power Supply System,
1,000	Series A, Rev., 5.00%, 01/01/2018	1,003
1,250	Series A, Rev., 5.00%, 01/01/2019	1,298
1,000	Series A, Rev., 5.00%, 01/01/2029	1,209
2,500	Series A, Rev., 5.00%, 01/01/2030	2,996

		6,506

	Water & Sewer — 0.0% (g)
620	Evansville Local Public Improvement Bond Bank, Sewage Works Project, Series A, Rev., 5.00%, 07/01/2019	652

	Total Indiana	21,133

	Kansas — 0.6%
	General Obligation — 0.5%
200	Butler County, Unified School District No. 375, GO, 4.00%, 09/01/2024	215
625	Johnson County Unified School District No. 233, Series B, GO, 4.00%, 09/01/2025 (w)	696
	Seward County Unified School District No. 480,
1,140	Series B, GO, 5.00%, 09/01/2023 (w)	1,309
1,400	Series B, GO, 5.00%, 09/01/2024 (w)	1,629
1,750	Series B, GO, 5.00%, 09/01/2025 (w)	2,062
2,525	Series B, GO, 5.00%, 09/01/2026 (w)	2,956
2,500	Series B, GO, 5.00%, 09/01/2027 (w)	2,909

		11,776

	Hospital — 0.0% (g)
	University of Kansas Hospital Authority, Health System,
275	Series A, Rev., 5.00%, 03/01/2024	318
350	Series A, Rev., 5.00%, 03/01/2027	417

		735

	Water & Sewer — 0.1%
2,200	City of Wichita, Water & Sewer Utility, Series A, Rev., 5.00%, 10/01/2022	2,519

	Total Kansas	15,030

	Kentucky — 0.6%
	Education — 0.4%
1,185	Boyle County Educational Facilities, Centre College, Rev., 5.00%, 06/01/2024	1,363
6,980	University of Kentucky, Series D, Rev., 5.00%, 10/01/2021	7,798

		9,161

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,000	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., 1.05%, 09/01/2019 (z)	2,953

	Prerefunded — 0.1%
250	Carter County Kentucky School District Finance Corp., Rev., 4.50%, 02/01/2021 (p)	271
2,500	Louisville/Jefferson County Metro Government, Health Facilities, Jewish Hospital & St. Mary’s HealthCare, Inc. Project, Rev., 6.13%, 02/01/2018 (p)	2,521

		2,792

	Transportation — 0.0% (g)
345	Louisville Regional Airport Authority, Airport System, Series B, Rev., 4.00%, 07/01/2018	350

	Total Kentucky	15,256

	Louisiana — 0.9%
	Education — 0.2%
	Louisiana Public Facilities Authority, Tulane University Project,
230	Rev., 5.00%, 12/15/2022	263
315	Rev., 5.00%, 12/15/2023	366
300	Rev., 5.00%, 12/15/2024	353
250	Rev., 5.00%, 12/15/2025	298
300	Rev., 5.00%, 12/15/2026	360
600	Rev., 5.00%, 12/15/2027	726
260	Rev., 5.00%, 12/15/2028	313
200	Rev., 5.00%, 12/15/2029	238
150	Rev., 5.00%, 12/15/2030	178
390	Rev., 5.00%, 12/15/2031	461
165	Rev., 5.00%, 12/15/2032	194

		3,750

	General Obligation — 0.3%
	State of Louisiana,
360	Series A, GO, 5.00%, 08/01/2019 (p)	380
7,000	Series B, GO, 5.00%, 11/15/2018	7,237

		7,617

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.1%
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
300	Rev., 3.00%, 05/15/2018	302
400	Rev., 5.00%, 05/15/2023	458
500	Rev., 5.00%, 05/15/2024	580
600	Rev., 5.00%, 05/15/2025	703

		2,043

	Other Revenue — 0.1%
2,350	Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 391 Project, Rev., 5.00%, 10/01/2021	2,612

	Transportation — 0.0% (g)
100	New Orleans Aviation Board, General Airport, North Terminal Project, Series A, Rev., 5.00%, 01/01/2023	115

	Water & Sewer — 0.2%
1,100	City of New Orleans, Rev., 5.00%, 12/01/2018	1,134
4,690	East Baton Rouge Sewerage Commission, Series A, Rev., (ICE LIBOR USD 1 Month + 0.50%, 12.00% Cap), 1.45%, 01/02/2018 (aa)	4,689

		5,823

	Total Louisiana	21,960

	Maine — 0.3%
	General Obligation — 0.3%
6,000	State of Maine, Series B, GO, 5.00%, 06/01/2018	6,105

	Maryland — 2.6%
	Education — 0.5%
6,660	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Issue, Series D, Rev., VRDO, LOC: TD Bank NA, 0.88%, 12/01/2017 (z)	6,660
750	State of Maryland, Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Rev., 5.00%, 07/01/2022	844
5,540	University of Maryland, Auxiliary Facilities & Tuition System, Rev., 5.00%, 04/01/2020	5,969

		13,473

	General Obligation — 1.8%
1,010	City of Baltimore, Series B, GO, 5.00%, 10/15/2027	1,239
2,000	County of Montgomery, Public Improvement, Series A, GO, 5.00%, 08/01/2019	2,111
	State of Maryland, State & Local Facilities Loan,
12,795	Series A, GO, 5.00%, 08/01/2020	13,899
17,780	Series B, GO, 5.00%, 03/15/2018	17,962
7,550	State of Maryland, State & Local Facilities Loan of 2017, First Series, Series A, GO, 5.00%, 03/15/2026	9,217

		44,428

	Prerefunded — 0.3%
4,335	State of Maryland, State & Local Facilities Loan, Series C, GO, 5.00%, 03/01/2019 (p)	4,519
3,000	State of Maryland, State & Local Facilities Loan of 2015, Series A, GO, 5.00%, 03/01/2023 (p)	3,461

		7,980

	Total Maryland	65,881

	Massachusetts — 5.5%
	Education — 1.9%
46,900	Massachusetts State Health & Educational Facilities Authority, Tufts University, Series N-1, Rev., VRDO, 0.80%, 12/01/2017 (z)	46,900

	General Obligation — 2.3%
	City of Boston,
6,820	Series A, GO, 5.00%, 03/01/2022	7,740
7,360	Series A, GO, 5.00%, 03/01/2023	8,539
	Commonwealth of Massachusetts,
25,000	Series A, GO, 2.00%, 04/23/2018	25,070
13,000	Series B, GO, VRDO, 0.76%, 12/01/2017 (z)	13,000
4,310	Massachusetts State Consolidate Loan of 2014, Series 2, GO, 4.00%, 04/01/2018	4,347

		58,696

	Hospital — 0.0% (g)
450	Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group, Rev., 5.00%, 07/01/2018	458
500	Massachusetts State Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2026	541

		999

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.1%
3,250	Massachusetts Development Finance Agency, Caregroup, Series H-1, Rev., 5.00%, 07/01/2019	3,420

	Prerefunded — 0.8%
10,000	Commonwealth of Massachusetts, Series E, GO, 5.00%, 09/01/2022 (p)	11,455
7,515	Massachusetts Health & Educational Facilities Authority, Institute of Technology, Series O, Rev., 6.00%, 07/01/2018 (p)	7,714

		19,169

	Transportation — 0.1%
100	Commonwealth of Massachusetts, Rail Enhancement Program, Series A, Rev., 5.00%, 06/01/2020	108
1,200	Massachusetts Bay Transportation Authority, General Transportation System, Series A-2, Rev., VRDO, 0.96%, 12/07/2017 (z)	1,200

		1,308

	Water & Sewer — 0.3%
6,775	Massachusetts Water Pollution Abatement Trust, Rev., 5.00%, 08/01/2025	8,186

	Total Massachusetts	138,678

	Michigan — 0.8%
	Education — 0.2%
5,000	Regents of the University of Michigan, Series E, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.43%, 12.00% Cap), 1.40%, 12/07/2017 (aa)	4,985

	General Obligation — 0.2%
1,000	Kalamazoo Public Schools, GO, 5.00%, 05/01/2022	1,129
	Troy School District, School Building & Site,
875	GO, Q-SBLF, 4.00%, 05/01/2018	884
650	GO, Q-SBLF, 5.00%, 05/01/2019	680
500	GO, Q-SBLF, 5.00%, 05/01/2020	538
550	GO, Q-SBLF, 5.00%, 05/01/2021	606
500	GO, Q-SBLF, 5.00%, 05/01/2022	564

		4,401

	Hospital — 0.1%
2,250	Michigan State Hospital Finance Authority, Ascension Health Credit Group, Series B-4, Rev., 5.00%, 11/15/2027	2,633

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,600	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., 1.45%, 09/01/2021 (z)	2,520

	Other Revenue — 0.2%
2,250	Michigan Finance Authority, Clean Water Revolving Fund, Rev., 5.00%, 10/01/2021	2,520
	Michigan Finance Authority, Local Government Loan Program,
1,290	Series B, Rev., 4.00%, 11/01/2018	1,320
675	Series B, Rev., 4.00%, 11/01/2019	705
455	Series B, Rev., 4.00%, 11/01/2020	483

		5,028

	Water & Sewer — 0.0% (g)
350	City of Grand Rapids, Sanitary Sewer System Improvement, Rev., 5.00%, 01/01/2022	394

	Total Michigan	19,961

	Minnesota — 1.2%
	Education — 0.3%
350	Minnesota Higher Education Facilities Authority, Rev., 4.00%, 04/01/2020	367
	Minnesota Higher Education Facilities Authority, Macalester College,
175	Rev., 4.00%, 03/01/2025	197
230	Rev., 5.00%, 03/01/2024	270
150	Rev., 5.00%, 03/01/2026	181
150	Rev., 5.00%, 03/01/2027	183
400	Rev., 5.00%, 03/01/2028	484
150	Rev., 5.00%, 03/01/2029	180
175	Rev., 5.00%, 03/01/2030	209
4,500	University of Minnesota, Series A, Rev., 5.75%, 07/01/2018 (p)	4,612

		6,683

	General Obligation — 0.7%
	City of Minneapolis,
2,825	GO, 5.00%, 12/01/2021	3,175
2,675	GO, 5.00%, 12/01/2022	3,072
11,885	State of Minnesota, Series A, GO, 5.00%, 08/01/2018	12,170

		18,417

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.1%
	Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport,
750	Series A, Rev., 5.00%, 01/01/2018	752
220	Series A, Rev., 5.00%, 01/01/2020	235
1,000	Series A, Rev., 5.00%, 01/01/2022	1,126

		2,113

	Utility — 0.1%
	Western Minnesota Municipal Power Agency, Power Supply,
1,500	Series A, Rev., 5.00%, 01/01/2023	1,721
1,000	Series A, Rev., 5.00%, 01/01/2024	1,165

		2,886

	Total Minnesota	30,099

	Mississippi — 0.4%
	Education — 0.1%
1,745	Mississippi State University Educational Building Corp., New Facilities & Refinancing Project, Series A, Rev., 4.00%, 08/01/2018	1,774

	General Obligation — 0.1%
2,500	State of Mississippi, Series F, GO, 5.25%, 10/01/2023	2,951

	Other Revenue — 0.2%
	Mississippi Development Bank, Hinds County Bond Project,
400	Rev., 5.00%, 11/01/2027	481
600	Rev., 5.00%, 11/01/2028	717
500	Rev., 5.00%, 11/01/2029	594
400	Rev., 5.00%, 11/01/2030	472
	Mississippi Development Bank, Rankin County Bond Project,
750	Rev., 5.00%, 03/01/2023	853
1,080	Rev., 5.00%, 03/01/2024	1,246

		4,363

	Total Mississippi	9,088

	Missouri — 2.6%
	Certificate of Participation/Lease — 0.1%
1,000	City of Chesterfield, COP, 5.00%, 12/01/2021	1,120

	Education — 0.2%
	Health & Educational Facilities Authority,
450	Rev., 4.00%, 10/01/2018	459
625	Rev., 4.00%, 10/01/2019	650
300	Rev., 4.00%, 10/01/2020	317
300	Rev., 4.00%, 10/01/2021	323
	Missouri State Health & Educational Facilities Authority, Health Facilities, BJC Health System,
950	Rev., 5.00%, 01/01/2018	952
855	Rev., 5.00%, 01/01/2019	885
225	Rev., 5.00%, 01/01/2021	245

		3,831

	General Obligation — 0.1%
1,300	City of Kansas, Improvement & Refunding, Series A, GO, 5.00%, 02/01/2023	1,469
350	County of Clay, North Kansas City School District 74, Refunding & Improvement, Missouri Direct Deposit Program, GO, 5.00%, 03/01/2022	395
325	School District of the City of Ladue, GO, 4.00%, 03/01/2021	349

		2,213

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
550	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Rev., 5.00%, 07/01/2023	604
2,045	State of Missouri, Environmental Improvement & Energy Residual Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.00%, 01/01/2024	2,301

		2,905

	Other Revenue — 1.6%
350	City of Springfield, Series A, Rev., 4.00%, 09/01/2018	357
17,555	County of Jackson, Harry S. Truman Sports Complex Project, Rev., 5.00%, 12/01/2021	19,637
2,010	County of St. Louis, Regional Convention & Sports Complex Authority, Convention & Sports Facility, Series B, Rev., 5.00%, 08/15/2019	2,122
19,085	Missouri Development Finance Board, Nelson Gallery Foundation, Series A, Rev., VRDO, 0.87%, 12/01/2017 (z)	19,085

		41,201

	Prerefunded — 0.2%
2,895	Kansas City Industrial Development Authority, Series A, Rev., VRDO, AMBAC, 5.00%, 12/01/2017 (p) (z)	2,895

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
2,205	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Rev., 5.00%, 01/01/2021 (p)	2,414

		5,309

	Transportation — 0.3%
2,000	City of St. Louis, Lambert International Airport, Series A, Rev., AGM, 5.00%, 07/01/2021	2,221
1,250	Kansas City, Missouri Airport Refunding, General Improvement, Series B, Rev., 5.00%, 09/01/2018	1,284
	Missouri Airport Refunding, Lambert St. Louis International Airport,
1,575	Rev., 5.00%, 07/01/2021	1,726
1,000	Rev., 5.00%, 07/01/2022	1,119
1,080	Rev., 5.00%, 07/01/2023	1,230

		7,580

	Total Missouri	64,159

	Montana — 0.1%
	General Obligation — 0.1%
	State of Montana, Long-Range Building Program,
690	GO, 5.00%, 08/01/2021	769
1,000	GO, 5.00%, 08/01/2022	1,141
650	Yellowstone County, School District No. 2 Billings, School Building, GO, 5.00%, 06/15/2020	704

	Total Montana	2,614

	Nebraska — 0.5%
	Utility — 0.5%
9,750	Omaha Public Power District, Electric System, Series A, Rev., 5.00%, 02/01/2028	11,583

	Nevada — 0.9%
	General Obligation — 0.9%
	Washoe County School District, Limited Tax, School Improvement,
6,700	Series C, GO, 4.00%, 10/01/2032	7,197
6,975	Series C, GO, 4.00%, 10/01/2033	7,442
7,260	Series C, GO, 4.00%, 10/01/2034	7,718

		22,357

	Other Revenue — 0.0% (g)
1,250	County of Clark, Series A, Rev., 4.00%, 07/01/2018	1,269

	Total Nevada	23,626

	New Hampshire — 0.3%
	General Obligation — 0.1%
2,880	State of New Hampshire, Series A, GO, 5.00%, 03/01/2026	3,438

	Other Revenue — 0.2%
	New Hampshire Municipal Bond Bank,
440	Series A, Rev., 4.00%, 02/15/2018	442
900	Series A, Rev., 4.00%, 08/15/2018	916
520	Series A, Rev., 5.00%, 02/15/2019	542
2,985	Series A, Rev., 5.00%, 08/15/2019	3,156

		5,056

	Total New Hampshire	8,494

	New Jersey — 1.7%
	Education — 0.2%
	New Jersey Economic Development Authority, School Facilities Construction,
1,040	Series A, Rev., 5.25%, 12/15/2020	1,086
1,500	Series DDD, Rev., 5.00%, 06/15/2025	1,673
1,840	Series DDD, Rev., 5.00%, 06/15/2026	2,060
750	New Jersey Educational Facilities Authority, Rev., 5.00%, 06/01/2018	758

		5,577

	General Obligation — 0.7%
1,425	City of Bayonne, State of New Jersey Qualified General Improvement, GO, 5.00%, 07/01/2026	1,659
	County of Passaic,
3,030	GO, 5.00%, 02/01/2019	3,156
1,685	GO, 5.00%, 02/01/2020	1,807
90	GO, 5.00%, 02/01/2021	99
	State of New Jersey,
525	GO, AGM, 4.00%, 02/15/2020	552
10,075	Series Q, GO, 5.00%, 08/15/2020	10,842
425	Township of South Brunswick, GO, 5.00%, 09/01/2022	485

		18,600

	Other Revenue — 0.1%
2,225	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.00%, 09/01/2018	2,284

	Prerefunded — 0.1%
1,680	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 6.00%, 12/15/2018 (p)	1,758

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.6%
5,500	New Jersey Transportation Trust Fund Authority, Transportation Program, Series BB-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 1.00%, 12.00% Cap), 1.97%, 12/07/2017 (aa)	5,475
10,000	New Jersey Turnpike Authority, Series C-6, Rev., VRDO, 1.70%, 01/02/2018 (z)	10,000

		15,475

	Total New Jersey	43,694

	New Mexico — 0.1%
	Housing — 0.1%
2,500	County of Bernalillo, Arroyo Vista Apartments Project, Rev., 1.40%, 03/01/2019 (z)	2,491

	Other Revenue — 0.0% (g)
800	New Mexico Finance Authority, Senior Lien Public Project, Series B, Rev., 5.00%, 06/01/2021	888

	Total New Mexico	3,379

	New York — 11.7%
	Education — 0.2%
	New York State Dormitory Authority, Columbia University,
585	Series B, Rev., 5.00%, 10/01/2021	659
2,500	Series B, Rev., 5.00%, 10/01/2023	2,946
1,100	New York State Dormitory Authority, The New School, Series A, Rev., 5.00%, 07/01/2024	1,281

		4,886

	General Obligation — 1.2%
2,410	Bedford Central School District, GO, 5.00%, 11/15/2022	2,747
3,860	City of New York, Fiscal Year 2012, Subseries G-1, GO, 5.00%, 04/01/2020	4,148
3,695	City of New York, Fiscal Year 2013, Series B, GO, 4.00%, 08/01/2019	3,841
6,250	City of New York, Fiscal Year 2014, Series K, GO, 5.00%, 08/01/2019	6,598
2,030	Counties of Rockland & Orange, Ramapo Central School District, GO, 4.00%, 10/15/2019	2,121
285	County of Allegany, Public Improvement, GO, 4.00%, 09/15/2019	296
	County of Orange, Public Improvement,
195	Series A, GO, 5.00%, 06/15/2022	223
1,510	Series B, GO, 5.00%, 03/01/2021 (w)	1,671
1,000	Series B, GO, 5.00%, 03/01/2022	1,137
1,605	County of Suffolk, Town of Brookhaven, GO, 5.00%, 03/15/2023	1,868
2,025	Hampton Bays Union Free School District, GO, 5.00%, 09/15/2022	2,317
	Town of East Hampton,
1,000	GO, 5.00%, 05/15/2021	1,113
1,000	GO, 5.00%, 05/15/2023	1,167
1,550	White Plains City School District, GO, 5.00%, 05/15/2024	1,847

		31,094

	Hospital — 0.1%
	Build Resource Corp., The New York Methodist Hospital Project,
1,000	Rev., 5.00%, 07/01/2018	1,020
550	Rev., 5.00%, 07/01/2021	607
800	Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project, Series B, Rev., 5.00%, 07/01/2023	908

		2,535

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,000	New York State Energy Research & Development Authority, Pollution Control, Electric & Gas Corp., Project, Series C, Rev., 2.00%, 05/01/2020 (z)	2,985

	Other Revenue — 3.5%
	Battery Park City Authority,
3,450	Series A, Rev., 3.00%, 11/01/2018	3,505
2,500	Series A, Rev., 4.00%, 11/01/2019	2,621
500	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center, Series A, Rev., 5.00%, 07/15/2020	537
500	City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project, Rev., 5.00%, 08/01/2020	540
2,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.01%, 12/07/2017 (z)	2,000
2,750	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Series B, Rev., 5.00%, 02/01/2020	2,945
3,700	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Series A, Subseries A-1, Rev., 5.00%, 11/01/2020	4,044

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
5,000	New York Convention Center Development Corp. Hotel Unit Fee Secured, Rev., 5.00%, 11/15/2026	5,970
	New York Local Government Assistance Corp., Subordinated Lien,
2,845	Series A-5/6, Rev., 5.00%, 04/01/2018	2,880
1,500	Series A-5/6, Rev., 5.50%, 04/01/2019	1,580
5,000	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.00%, 02/15/2029	5,995
	New York State Dormitory Authority, State Sales Tax,
3,000	Series A, Rev., 5.00%, 03/15/2018	3,032
2,000	Series A, Rev., 5.00%, 03/15/2021	2,213
10,180	New York State Environmental Facilities Corp., Green Bonds, Series D, Rev., 5.00%, 09/15/2021	11,436
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
8,525	Series A, Rev., 5.00%, 10/15/2019	9,074
15,405	Series A, Rev., 5.00%, 10/15/2020	16,868
4,800	Series A, Rev., 5.00%, 10/15/2022	5,526
4,500	Series A, Rev., 5.00%, 10/15/2025	5,367
	Schenectady County Capital Resource Corp., Union College Project,
960	Rev., 5.00%, 01/01/2024	1,123
400	Rev., 5.00%, 01/01/2025	475

		87,731

	Prerefunded — 0.2%
4,305	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center, Rev., 6.38%, 01/15/2020 (p)	4,731

	Special Tax — 0.8%
1,110	New York State Dormitory Authority, Personal Income Tax, Series G, Rev., 5.00%, 08/15/2021	1,239
17,140	New York State Urban Development Corp., General Purpose, Series C, Rev., 5.00%, 03/15/2018	17,314

		18,553

	Transportation — 4.6%
	Buffalo & Fort Erie Public Bridge Authority, Toll Bridge System,
465	Rev., 5.00%, 01/01/2020	497
815	Rev., 5.00%, 01/01/2021	896
	Metropolitan Transportation Authority,
11,000	Series C, Rev., 4.00%, 11/15/2020 (z)	11,627
24,000	Series C-2D, Rev., BAN, 4.00%, 05/15/2019	24,810
2,770	Series D, Rev., 5.00%, 11/15/2018	2,861
1,435	Subseries A-1, Rev., 5.00%, 11/15/2020	1,566
2,000	Subseries C-1, Rev., 5.00%, 11/15/2019	2,125
3,000	Subseries C-1, Rev., 5.00%, 11/15/2024	3,545
4,000	Metropolitan Transportation Authority, Green Bonds, Series B-2, Rev., 4.00%, 11/15/2032	4,343
10,000	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.00%, 11/15/2046	10,539
	New York State Thruway Authority,
32,125	Series A, Rev., 5.00%, 05/01/2019	33,598
4,200	Series J, Rev., 5.00%, 01/01/2018	4,211
15,000	Triborough Bridge & Tunnel Authority, Subseries B-C, Rev., (ICE LIBOR USD 1 Month + 0.40%, 9.00% Cap), 1.31%, 01/02/2018 (aa)	15,035

		115,653

	Utility — 0.2%
5,000	Long Island Power Authority, Electric System, Series C, Rev., (ICE LIBOR USD 1 Month + 0.65%, 10.00% Cap), 1.60%, 01/02/2018 (aa)	5,015

	Water & Sewer — 0.8%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series EE, Rev., 5.00%, 06/15/2019	5,263
15,570	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA1-AA6, Rev., VRDO, 0.88%, 12/01/2017 (z)	15,570

		20,833

	Total New York	294,016

	North Carolina — 1.1%
	Education — 0.2%
5,750	University of North Carolina, Chapel Hill, Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%, 12.00% Cap), 1.31%, 01/02/2018 (aa)	5,694
445	Winston-Salem State University Foundation LLC, Rev., AGM, 5.00%, 10/01/2023	509

		6,203

	General Obligation — 0.7%
2,230	City of Durham, Series C, GO, 5.00%, 07/01/2018	2,276

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
5,100	County of Wake, Series A, GO, 5.00%, 02/01/2023	5,758
9,670	State of North Carolina, Series D, GO, 4.00%, 06/01/2020	10,223

		18,257

	Transportation — 0.2%
	City of Charlotte, Airport Revenue,
1,000	Series C, Rev., 4.00%, 07/01/2032	1,084
1,025	Series C, Rev., 5.00%, 07/01/2026	1,233
1,475	Series C, Rev., 5.00%, 07/01/2031	1,756

		4,073

	Total North Carolina	28,533

	Ohio — 1.7%
	Education — 0.1%
535	Ohio Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., 4.00%, 12/01/2019	558
	Ohio State Higher Educational Facility Commission, Oberlin College,
600	Rev., 4.00%, 10/01/2018	613
675	Rev., 4.00%, 10/01/2019	703
1,000	Rev., 5.00%, 10/01/2020	1,089

		2,963

	General Obligation — 0.4%
5,000	City of Columbus, Series 1, GO, 4.00%, 04/01/2030	5,595
200	City of Dublin, Various Purpose, GO, 4.00%, 12/01/2028	225
3,300	State of Ohio, Infrastructure Improvement, Series A, GO, VRDO, 1.00%, 12/07/2017 (z)	3,300

		9,120

	Hospital — 0.9%
375	Akron, Bath & Copley Joint Township Hospital District, Summa Health Obligated Group, Rev., 5.00%, 11/15/2021	406
10,800	County of Allen, Mercy Health, Series B, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.75%, 12.00% Cap), 1.72%, 12/07/2017 (aa)	10,769
	County of Lake, Hospital Facilities, Lake Hospital System, Inc.,
1,445	Rev., 5.00%, 08/15/2023	1,644
1,655	Rev., 5.00%, 08/15/2024	1,905
	State of Ohio, University Hospitals Health System, Inc.,
5,000	Series A, Rev., VRDO, 1.05%, 12/01/2017 (z)	5,000
2,500	Series B, Rev., VRDO, 1.05%, 12/01/2017 (z)	2,500

		22,224

	Other Revenue — 0.2%
1,165	County of Cuyahoga, Rev., 5.00%, 12/01/2022	1,339
200	RiverSouth Authority, Riversouth Area Redevelopment Refunding, Series A, Rev., 5.00%, 06/01/2022	228
	State of Ohio, Capital Facilities Lease-Appropriation,
1,000	Series A, Rev., 5.00%, 10/01/2018	1,030
1,000	Series A, Rev., 5.00%, 04/01/2023	1,154
875	Series A, Rev., 5.00%, 04/01/2024	1,027

		4,778

	Water & Sewer — 0.1%
	Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati,
500	Series A, Rev., 5.00%, 12/01/2018	518
640	Series A, Rev., 5.00%, 12/01/2019	683
1,375	Series A, Rev., 5.00%, 12/01/2021	1,546

		2,747

	Total Ohio	41,832

	Oklahoma — 1.0%
	Education — 0.6%
	Blaine County Educational Facilities Authority, Educational Facilities, Watonga Public Schools Project,
555	Rev., 5.00%, 12/01/2018	573
850	Rev., 5.00%, 12/01/2019	899
7,380	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Norman Public Schools Project, Rev., 5.00%, 07/01/2019	7,745
	Comanche County Educational Facilities Authority, Elgin Public Schools Project,
825	Series A, Rev., 4.00%, 12/01/2023	899
1,220	Series A, Rev., 5.00%, 12/01/2027	1,457
	Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project,
250	Rev., 4.00%, 09/01/2018	254
325	Rev., 5.00%, 09/01/2019	343

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education –– continued
2,000	Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.00%, 09/01/2021	2,219

		14,389

	Other Revenue — 0.3%
500	Cleveland County Justice Authority, Sales Tax, Detention Facility Project, Rev., 4.00%, 03/01/2020	513
700	Oklahoma Capitol Improvement Authority, Agency Facilities, Series C, Rev., 5.00%, 07/01/2019	736
	The Edmond Public Works Authority, Sales Tax and Utility System,
1,000	Rev., 4.00%, 07/01/2025	1,117
1,190	Rev., 4.00%, 07/01/2027	1,339
1,185	Rev., 4.00%, 07/01/2028	1,323
1,230	Rev., 4.00%, 07/01/2030	1,344
600	Rev., 5.00%, 07/01/2029	717
1,000	Rev., 5.00%, 07/01/2031	1,185

		8,274

	Utility — 0.1%
1,785	Oklahoma Municipal Power Authority, SIFMA Index, Series A, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.80%, 14.00% Cap), 1.77%, 12/07/2017 (aa)	1,787

	Total Oklahoma	24,450

	Oregon — 1.0%
	Education — 0.0% (g)
	Oregon State Facilities Authority, Reed College Project,
835	Series A, Rev., 4.00%, 07/01/2031	930
350	Series A, Rev., 4.00%, 07/01/2032	389
125	Series A, Rev., 5.00%, 07/01/2028	154

		1,473

	General Obligation — 0.6%
4,205	Clackamas County School District No. 12, Series B, GO, 5.00%, 06/15/2030	5,081
2,000	State of Oregon, Article XI-Q State Projects, Series H, GO, 5.00%, 05/01/2021	2,216
7,005	State of Oregon, Tax-Exempt Refunding, Series L, GO, 5.00%, 11/01/2019	7,453

		14,750

	Prerefunded — 0.3%
6,210	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.25%, 04/01/2019 (p)	6,510

	Transportation — 0.1%
	Port of Portland, International Airport,
1,000	Series 23, Rev., 5.00%, 07/01/2023	1,158
1,595	Series 23, Rev., 5.00%, 07/01/2024	1,878

		3,036

	Water & Sewer — 0.0% (g)
40	City of Portland, Sewer System, First Lien, Series A, Rev., 5.00%, 10/01/2023	47

	Total Oregon	25,816

	Pennsylvania — 5.0%
	Education — 0.8%
5,055	Pennsylvania State Higher Educational Facilities Authority, Trustees of the University, Series B, Rev., 5.00%, 10/01/2022	5,794
	State Public School Building Authority, Community College of Philadelphia Project,
2,760	Rev., 5.00%, 06/15/2021	3,013
2,625	Rev., 5.00%, 06/15/2024	3,008
2,860	State Public School Building Authority, Montgomery County Community College, Rev., 5.00%, 05/01/2019	2,993
	University of Pennsylvania, Higher Educational Facilities Authority, Health System,
1,000	Series A, Rev., 5.00%, 08/15/2027 (w)	1,207
1,000	Series A, Rev., 5.00%, 08/15/2028 (w)	1,201
1,600	Series A, Rev., 5.00%, 08/15/2029 (w)	1,906

		19,122

	General Obligation — 0.5%
	City of Philadelphia,
2,000	Series A, GO, 5.00%, 08/01/2019	2,110
1,000	Series A, GO, 5.00%, 08/01/2020	1,083
4,500	Series A, GO, 5.00%, 08/01/2021	4,988
2,200	Commonwealth of Pennsylvania, First Series, GO, 5.00%, 07/01/2018	2,245
350	Schuylkill Valley School District, GO, 5.00%, 04/01/2022	394
1,045	Souderton Area School District, Series A, GO, 4.00%, 11/15/2018	1,069

		11,889

	Hospital — 1.3%
	Berks County Industrial Development Authority, Tower Health Project,
2,500	Rev., 4.00%, 11/01/2031	2,624

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
1,400	Rev., 4.00%, 11/01/2032	1,455
1,000	Rev., 5.00%, 11/01/2023	1,146
1,000	Rev., 5.00%, 11/01/2024	1,159
500	Rev., 5.00%, 11/01/2029	583
750	Rev., 5.00%, 11/01/2030	869
23,520	County of Montour, Geisinger Health System, Series B, Rev., VRDO, 0.85%, 12/01/2017 (z)	23,520
1,400	Southcentral General Authority, Hanover Hospital, Inc., Rev., 5.00%, 12/01/2026	1,579
380	Southcentral General Authority, Wellspan Health Obligation Group, Series A, Rev., 5.00%, 06/01/2024	440

		33,375

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	Lehigh County Industrial Development Authority, Pollution Control,
4,000	Rev., 1.80%, 08/15/2022 (z)	3,934
2,500	Rev., 1.80%, 09/01/2022 (z)	2,452

		6,386

	Other Revenue — 0.6%
1,000	Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project, Rev., 2.00%, 04/30/2020 (z)	1,001
14,950	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B, Rev., 5.00%, 07/01/2021	15,061

		16,062

	Transportation — 0.5%
	Pennsylvania Turnpike Commission,
5,000	Series A, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.68%, 12.00% Cap), 1.65%, 12/07/2017 (aa)	4,983
1,525	Series A-2, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.50%, 12.00% Cap), 1.47%, 12/07/2017 (aa)	1,524
2,500	Subseries A-2, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.80%, 10.00% Cap), 1.77%, 12/07/2017 (aa)	2,501
	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts,
1,000	Rev., 5.00%, 06/01/2027	1,210
3,000	Rev., 5.00%, 06/01/2028	3,607

		13,825

	Water & Sewer — 1.0%
	Allegheny County Sanitary Authority, Sewer,
3,500	Rev., 5.00%, 12/01/2021	3,915
3,000	Rev., 5.00%, 12/01/2022	3,421
4,000	Rev., 5.00%, 12/01/2023	4,641
	City of Philadelphia, Water & Wastewater,
8,530	Series A, Rev., 5.00%, 01/01/2020	9,105
1,510	Series A, Rev., 5.00%, 07/01/2022	1,711
2,595	Series A, Rev., 5.00%, 07/01/2024	3,041

		25,834

	Total Pennsylvania	126,493

	Rhode Island — 0.2%
	General Obligation — 0.2%
	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan,
1,000	Series A, GO, 5.00%, 10/15/2018	1,031
1,475	Series A, GO, 5.00%, 10/15/2019 (p)	1,568
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.00%, 11/01/2019	1,063

		3,662

	Hospital — 0.0% (g)
365	Rhode Island Health & Educational Building Corp., Public Schools Financing Program, Town of Tiverton Issue, Rev., 5.00%, 05/15/2024	424

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
590	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Green Bonds, Series A, Rev., 5.00%, 10/01/2026	695

	Total Rhode Island	4,781

	South Carolina — 1.0%
	Education — 0.2%
3,840	SCAGO Educational Facilities Corp., School District of Pickens County Project, Rev., 5.00%, 12/01/2020	4,183

	General Obligation — 0.7%
14,605	County of Charleston, Series C, GO, 4.00%, 11/01/2028	16,644
	State of South Carolina,
1,310	Series B, GO, 5.00%, 04/01/2018	1,326

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,110	Series D, GO, 5.00%, 04/01/2018	1,123

		19,093

	Other Revenue — 0.1%
	County of Charleston,
645	Rev., 5.00%, 12/01/2018	668
1,000	Rev., 5.00%, 12/01/2019	1,065

		1,733

	Total South Carolina	25,009

	South Dakota — 0.1%
	Education — 0.1%
	South Dakota Health & Educational Facilities Authority,
625	Series B, Rev., 4.00%, 11/01/2020	662
500	Series B, Rev., 4.00%, 11/01/2021	538
375	Series B, Rev., 5.00%, 11/01/2022	426

		1,626

	Other Revenue — 0.0% (g)
	South Dakota State Building Authority,
500	Series B, Rev., 5.00%, 06/01/2019	525
485	Series B, Rev., 5.00%, 06/01/2021	536

		1,061

	Total South Dakota	2,687

	Tennessee — 1.6%
	General Obligation — 1.0%
420	City of Germantown, GO, 5.00%, 08/01/2023	489
16,925	County of Shelby, Series B, GO, VRDO, 0.97%, 12/07/2017 (z)	16,925
	Williamson County, District School Bonds, Public Improvement,
3,300	GO, 5.00%, 04/01/2024	3,903
2,205	GO, 5.00%, 04/01/2024	2,602

		23,919

	Other Revenue — 0.0% (g)
5	Metropolitan Government of Nashville & Davidson, County Sports Authority, Public Improvement, Rev., 5.00%, 07/01/2020	5

	Utility — 0.6%
800	City of Chattanooga, Electric System, Series A, Rev., 5.00%, 09/01/2022	916
	Tennessee Energy Acquisition Corp., Gas Project,
1,460	Series A, Rev., 4.00%, 05/01/2022	1,568
10,000	Series A, Rev., 4.00%, 05/01/2023 (z)	10,832
1,400	Series A, Rev., 4.00%, 05/01/2023	1,515

		14,831

	Total Tennessee	38,755

	Texas — 6.7%
	Education — 1.4%
1,000	Arlington Higher Education Finance Corp., Uplift Education, Series A, Rev., PSF-GTD, 4.00%, 12/01/2029	1,091
790	Austin Community College District, Combined Fee, Series A, Rev., 5.00%, 02/01/2021	865
7,500	County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital, Series 3, Rev., (ICE LIBOR USD 1 Month + 0.85%, 12.00% Cap), 1.78%, 12/07/2017 (aa)	7,569
790	Stephen F. Austin State University, Board of Regents, Revenue Financing System, Rev., 4.00%, 10/15/2018	807
5,365	Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project, Series A, Rev., VRDO, LOC: TD Bank NA, 0.88%, 12/01/2017 (z)	5,365
1,520	Texas A&M University, Financing System, Series B, Rev., 5.00%, 05/15/2022	1,725
	Texas State University, Financing System,
5,100	Series A, Rev., 5.00%, 03/15/2030	6,082
4,365	Series A, Rev., 5.00%, 03/15/2032	5,161
6,735	University of Texas, Financing System, Series I, Rev., 5.00%, 08/15/2023	7,848

		36,513

	General Obligation — 2.1%
840	Argyle Independent School District, School Building, GO, PSF-GTD, 3.00%, 08/15/2019	859
5,340	Austin Community College District, GO, 4.00%, 08/01/2032	5,812
1,630	Austin Independent School District, Series B, GO, 5.00%, 08/01/2022	1,858
2,500	Austin Independent School District, School Building, GO, PSF-GTD, 4.00%, 08/01/2031	2,723
475	City of Abilene, Taylor & Jones Counties, GO, 5.00%, 02/15/2021	522
	City of Colony,
620	GO, 5.00%, 08/15/2019	655
610	GO, 5.00%, 08/15/2020	662

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	City of Conroe,
270	Series A, GO, 5.00%, 03/01/2023	310
430	Series B, GO, 5.00%, 11/15/2023	500
1,045	City of Denton, GO, 5.00%, 02/15/2023	1,199
	City of El Paso, Refunding & Improvement,
530	GO, 5.00%, 08/15/2021	589
4,035	GO, 5.00%, 08/15/2025	4,807
	City of Fort Worth, Certificates of Obligation,
500	Series A, GO, 4.00%, 03/01/2018	503
785	Series A, GO, 4.00%, 03/01/2019	810
	City of Fort Worth, Refunding & Improvement, General Purpose,
1,000	GO, 4.00%, 03/01/2018	1,006
1,060	GO, 4.00%, 03/01/2019	1,093
	City of Lubbock, Waterworks System,
250	Series A, GO, 5.00%, 02/15/2022	281
595	Series A, GO, 5.00%, 02/15/2023	684
185	City of Mesquite, County of Dallas, GO, 4.00%, 02/15/2018	186
355	City of Mesquite, County of Dallas, Certificates of Obligation, GO, 3.00%, 02/15/2018	356
	Judson Independent School District,
420	GO, PSF-GTD, 4.00%, 02/01/2018	422
595	Series A, GO, 5.00%, 02/01/2019	617
	Katy Independent School District, School Building,
500	GO, PSF-GTD, 5.00%, 02/15/2023	574
3,735	Series A, GO, PSF-GTD, 5.00%, 02/15/2021	4,099
	Southside Independent School District, School Building,
250	GO, PSF-GTD, 5.00%, 08/15/2022	285
150	GO, PSF-GTD, 5.00%, 08/15/2023	174
	State of Texas, Transportation Commission Mobility,
3,000	GO, 5.00%, 10/01/2019	3,180
17,500	Series B, GO, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.38%, 9.00% Cap), 1.35%, 12/07/2017 (aa)	17,483

		52,249

	Hospital — 0.2%
	Irving Hospital Authority, Baylor Scott and White Medical Center,
1,750	Rev., VRDO, 12/07/2017 (w) (z)	1,750
250	Rev., 5.00%, 10/15/2022	280
250	Rev., 5.00%, 10/15/2028	284
500	Rev., 5.00%, 10/15/2029	565
1,000	Rev., 5.00%, 10/15/2031	1,119

		3,998

	Other Revenue — 0.3%
	Austin Convention Enterprises, Inc., Convention Center Hotel First Tier,
500	Series A, Rev., 5.00%, 01/01/2021	540
750	Series A, Rev., 5.00%, 01/01/2022	828
800	Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier, Series B, Rev., 5.00%, 01/01/2021	857
4,700	Lower Colorado River Authority, Series B, Rev., 5.00%, 05/15/2023	5,299

		7,524

	Prerefunded — 0.2%
5,605	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.25%, 12/01/2018 (p)	5,921
60	Lower Colorado River Authority, Series B, Rev., 5.00%, 05/15/2022 (p)	68

		5,989

	Transportation — 1.0%
	City of Austin, Airport System,
1,095	Series B, Rev., AMT, 5.00%, 11/15/2026	1,291
585	Series B, Rev., AMT, 5.00%, 11/15/2027	687
630	Series B, Rev., AMT, 5.00%, 11/15/2028	735
2,500	Harris County, Toll Road, Senior Lien, Series A, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.78%, 12.00% Cap), 1.75%, 12/07/2017 (aa)	2,507
500	Love Field Airport Modernization Corp., Rev., AMT, 5.00%, 11/01/2018	515
	North Texas Tollway Authority System, First Tier,
2,500	Series A, Rev., 4.00%, 01/01/2033	2,664
6,000	Series C, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.67%, 9.00% Cap), 1.64%, 12/07/2017 (aa)	5,985
	North Texas Tollway Authority System, Second Tier,
3,500	Series B, Rev., 5.00%, 01/01/2023	4,007
2,500	Series B, Rev., 5.00%, 01/01/2024	2,850

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
2,500	Series B, Rev., 5.00%, 01/01/2025	2,841

		24,082

	Utility — 0.9%
5,800	City of Austin, Electric Utility System, Rev., AGM, 5.00%, 11/15/2020	5,816
	City of Cedar Park, Utility System,
820	Rev., 5.00%, 08/15/2021	912
560	Rev., 5.00%, 08/15/2022	637
5,000	City of Houston, Utility System Revenue Refunding, Series C, Rev., 5.00%, 05/15/2020	5,394
2,000	City of San Antonio, Electric & Gas Systems, Rev., 5.00%, 02/01/2026	2,415
6,480	City of San Antonio, Electric & Gas Systems, Junior Lien, Series B, Rev., 2.00%, 12/01/2021 (z)	6,447
	City of Victoria, Utility System,
160	Rev., 2.00%, 12/01/2018	161
150	Rev., 2.50%, 12/01/2019	152

		21,934

	Water & Sewer — 0.6%
3,520	City of Dallas, Waterworks & Sewer System, Series A, Rev., 5.00%, 10/01/2019	3,733
	City of Galveston, Waterworks & Sewer System,
180	Rev., 4.00%, 05/01/2018	182
205	Rev., 5.00%, 05/01/2019	215
245	Rev., 5.00%, 05/01/2020	263
265	Rev., 5.00%, 05/01/2021	292
380	Rev., 5.00%, 05/01/2024	442
	City of San Antonio, Water System, Junior Lien,
2,670	Series A, Rev., 4.00%, 05/15/2034	2,877
1,000	Series E, Rev., 5.00%, 05/15/2019	1,050
1,035	North Harris County, Regional Water Authority, Senior Lien, Rev., 5.00%, 12/15/2019	1,104
3,500	Texas Water Development Board, Water Implementation Fund, Series A, Rev., 4.00%, 10/15/2032	3,847
1,500	Trinity River Authority Central Regional Wastewater System, Rev., 5.00%, 08/01/2018	1,535

		15,540

	Total Texas	167,829

	Utah — 1.5%
	General Obligation — 0.4%
	State of Utah,
4,925	GO, 5.00%, 07/01/2021	5,497
4,855	Series C, GO, 5.00%, 07/01/2018	4,958

		10,455

	Other Revenue — 0.2%
	West Valley City Municipal Building Authority,
495	Rev., AGM, 4.00%, 02/01/2023	540
500	Rev., AGM, 4.00%, 02/01/2024	549
250	Rev., AGM, 5.00%, 02/01/2025	292
720	Rev., AGM, 5.00%, 02/01/2027	856
1,070	Rev., AGM, 5.00%, 02/01/2029	1,257
500	Rev., AGM, 5.00%, 02/01/2030	584

		4,078

	Transportation — 0.9%
	Salt Lake City Corp. Airport Revenue,
1,000	Series A, Rev., AMT, 5.00%, 07/01/2022	1,134
5,250	Series A, Rev., AMT, 5.00%, 07/01/2029	6,225
5,000	Series A, Rev., AMT, 5.00%, 07/01/2031	5,855
5,105	Series A, Rev., AMT, 5.00%, 07/01/2032	5,956
4,260	Series A, Rev., AMT, 5.00%, 07/01/2033	4,952

		24,122

	Total Utah	38,655

	Vermont — 0.1%
	Education — 0.1%
	University of Vermont & State Agricultural College,
750	Rev., 5.00%, 10/01/2021	836
855	Rev., 5.00%, 10/01/2022	974

		1,810

	Other Revenue — 0.0% (g)
	Vermont Municipal Bond Bank,
545	Series 2, Rev., 5.00%, 12/01/2017	545
400	Series 3, Rev., 5.00%, 12/01/2021	450

		995

	Total Vermont	2,805

	Virginia — 2.3%
	Education — 0.1%
2,900	Virginia Public School Authority, Special Obligation, Rev., 5.00%, 07/15/2019	3,062

	General Obligation — 1.4%
3,940	City of Alexandria, GO, 4.25%, 06/15/2018	4,002

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
5,390	County of Arlington, Series B, GO, 5.00%, 08/15/2022	6,175
	County of Fairfax, Public Improvement,
5,590	Series A, GO, 5.00%, 10/01/2024	6,532
10,215	Series A, GO, 5.00%, 10/01/2025	11,914
6,000	Series A, GO, 5.00%, 10/01/2026	7,367

		35,990

	Other Revenue — 0.3%
2,150	Fairfax County Economic Development Authority, County Facilities Projects, Series A, Rev., 4.00%, 10/01/2018	2,195
1,300	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.00%, 11/01/2018	1,343
2,250	Virginia Resources Authority, Infrastructure Pooled Financing Program, Series C, Rev., 5.00%, 11/01/2020	2,463

		6,001

	Water & Sewer — 0.5%
1,340	City of Norfolk, Water Revenue, Rev., 5.00%, 11/01/2018	1,384
3,190	County of Fairfax, Sewer Revenue, Rev., 5.00%, 07/15/2019	3,368
5,615	Fairfax County Water Authority, Series B, Rev., 5.25%, 04/01/2024	6,756

		11,508

	Total Virginia	56,561

	Washington — 1.7%
	Certificate of Participation/Lease — 0.3%
	State of Washington, State & Local Agency Real & Personal Property,
2,555	Series D, COP, 5.00%, 07/01/2018	2,608
3,125	Series D, COP, 5.00%, 07/01/2019	3,290

		5,898

	Education — 0.0% (g)
125	University of Washington, Rev., 1.75%, 04/01/2019	125

	General Obligation — 0.5%
	King County Public Hospital District No. 2, Evergreenhealth,
1,370	GO, 5.00%, 12/01/2018	1,416
870	GO, 5.00%, 12/01/2019	924
2,730	King County School District No. 411, Issaquah, GO, 5.00%, 12/01/2032	3,234
2,780	King County School District No. 412, Shoreline, GO, 5.00%, 12/01/2019	2,964
1,400	Snohomish County School District No. 002, Everett Refunding, GO, 4.00%, 12/01/2017	1,400
300	State of Washington, Various Purpose, Series R-2011A, GO, 5.00%, 01/01/2023	329
	Whatcom County School District No. 501 Bellingham,
1,000	GO, 5.00%, 12/01/2031	1,209
715	GO, 5.00%, 12/01/2032	861

		12,337

	Hospital — 0.1%
	Washington Health Care Facilities Authority, Multicare Health System,
675	Series B, Rev., 5.00%, 08/15/2028	813
600	Series B, Rev., 5.00%, 08/15/2029	716
1,000	Series B, Rev., 5.00%, 08/15/2030	1,185

		2,714

	Transportation — 0.5%
5,000	Central Puget Sound Regional Transit Authority, Sales Tax, Series S-2A, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.70%, 12.00% Cap), 1.67%, 12/07/2017 (aa)	5,016
	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax,
685	Series S-1, Rev., 5.00%, 11/01/2023	801
720	Series S-1, Rev., 5.00%, 11/01/2024	857
2,000	Series S-1, Rev., 5.00%, 11/01/2034	2,370
4,000	Port of Seattle, Intermediate Lien, Series B, Rev., 5.00%, 03/01/2019	4,174

		13,218

	Utility — 0.3%
7,500	City of Seattle, Municipal Light & Power, Series B-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.68%, 12.00% Cap), 1.65%, 12/07/2017 (aa)	7,521
500	County of Snohomish, Public Utility District No. 1, Electric System, Rev., 5.00%, 12/01/2025	598

		8,119

	Total Washington	42,411

	West Virginia — 0.1%
	Hospital — 0.1%
	Monongalia County Building Commission, Health System,
1,545	Rev., 5.00%, 07/01/2018	1,574

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
1,565	Rev., 5.00%, 07/01/2022	1,743

	Total West Virginia	3,317

	Wisconsin — 1.0%
	Certificate of Participation/Lease — 0.0% (g)
1,125	State of Wisconsin, Master Lease, COP, 5.00%, 09/01/2018	1,154

	Education — 0.4%
5,815	Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senior Credit Group, Series B-2, Rev., 4.00%, 05/30/2019 (z)	6,013
	Wisconsin Health & Educational Facilities Authority, Aspirus, Inc., Obligated Group,
420	Rev., 5.00%, 08/15/2023	484
200	Rev., 5.00%, 08/15/2024	233
325	Rev., 5.00%, 08/15/2025	383
200	Rev., 5.00%, 08/15/2026	238
150	Rev., 5.00%, 08/15/2027	180
1,250	Wisconsin Health & Educational Facilities Authority, Thedacare, Inc., Rev., 5.00%, 12/15/2020	1,363

		8,894

	General Obligation — 0.1%
	City of Racine,
285	GO, 4.00%, 12/01/2024	318
300	GO, 4.00%, 12/01/2025	336
1,990	State of Wisconsin, Series A, GO, 5.00%, 05/01/2018	2,019

		2,673

	Prerefunded — 0.4%
8,440	State of Wisconsin, Series A, GO, 5.00%, 05/01/2021 (p)	9,372

	Transportation — 0.1%
	County of Milwaukee, Airport,
1,400	Series A, Rev., AMT, 5.00%, 12/01/2018	1,445
1,000	Series A, Rev., AMT, 5.00%, 12/01/2028	1,160

		2,605

	Total Wisconsin	24,698

	Total Municipal Bonds (Cost $2,468,609)	2,473,293

SHARES
Short-Term Investment — 2.7%
	Investment Company — 2.7%
66,697	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $66,697)	66,697

	Total Investments — 101.1% (Cost $2,535,559)	2,540,247
	Liabilities in Excess of Other Assets — (1.1)%	(27,319)

	NET ASSETS — 100.0%	$2,512,928

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
COP	—	Certificate of Participation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$66,697	$2,473,550	$—	$2,540,247

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.3% (t)
	Alabama — 0.9%
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
150	Alabama Capital Region Solid Waste Disposal Authority, Tax-Exempt Solid Waste Disposal, IREP-Montgomery MRF, LLC Project, Series A, Rev., AMT, 4.50%, 06/15/2034	152

	Other Revenue — 0.4%
1,000	Montgomery County Public Building Authority, Warrants, Facilities Project, Rev., 5.00%, 03/01/2029	1,150

	Transportation — 0.5%
1,350	Alabama Federal Aid Highway Finance Authority, Series A, Rev., 4.00%, 06/01/2037	1,450

	Total Alabama	2,752

	Alaska — 3.0%
	Prerefunded — 1.7%
2,500	Alaska Municipal Bond Bank Authority, Rev., 5.75%, 09/01/2018 (p)	2,576
1,745	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 6.00%, 09/01/2019 (p)	1,871
1,005	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Unrefunded Balance, Rev., AGC, 6.00%, 09/01/2019 (p)	1,078

		5,525

	Utility — 1.3%
3,915	Alaska Energy Authority, Power, Bradley Lake Hydroelectric Project, Fourth Series, Rev., AGM, 6.00%, 07/01/2019	4,170

	Total Alaska	9,695

	Arkansas — 0.1%
	Education — 0.1%
185	Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus, Series A, Rev., 5.00%, 11/01/2037	215
100	University of Arkansas, Student Fee, UALR Campus, Rev., 5.00%, 10/01/2029	119

	Total Arkansas	334

	California — 18.7%
	Certificate of Participation/Lease — 0.5%
1,500	Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project, COP, AGM, 5.00%, 06/01/2033	1,697

	Education — 0.6%
500	California Educational Facilities Authority, Claremont McKenna College, Series A, Rev., 4.00%, 01/01/2039	531
1,510	California State University, Systemwide, Series A, Rev., 3.13%, 11/01/2036	1,483

		2,014

	General Obligation — 7.0%
110	Alta Loma School District, Series A, GO, 5.00%, 08/01/2032	133
30	County of Santa Clara, Campbell Union High School District, GO, 3.00%, 08/01/2031	30
1,180	Los Angeles Community College District, GO, 5.00%, 08/01/2038	1,388
	Los Angeles Unified School District,
1,000	Series B, GO, 5.00%, 07/01/2030	1,203
5,000	Series D, GO, 5.00%, 01/01/2034	5,262
1,000	Mount San Antonio Community College District, GO, BAN, Zero Coupon, 04/01/2022	925
7,150	Mount San Antonio Community College District, Election of 2008, Series A, GO, Zero Coupon, 08/01/2043	5,839
1,025	Pittsburg Unified School District, GO, 4.00%, 08/01/2032	1,112
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.10%, 02/01/2020	55
2,450	Santa Maria Joint Union High School District, Santa Barbara & San Luis Obispo, GO, Zero Coupon, 08/01/2037	1,007
100	Santa Monica-Malibu Unified School District, GO, 4.00%, 08/01/2021	109
5,000	State of California, Various Purpose, GO, 6.50%, 04/01/2033	5,325

		22,388

	Hospital — 1.2%
1,500	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.00%, 11/15/2028	1,799
250	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.00%, 11/15/2041	288
	California Public Finance Authority, Henry Mayo Newhall Hospital,
500	Rev., 5.00%, 10/15/2037	556
1,000	Rev., 5.00%, 10/15/2047	1,108

		3,751

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 1.2%
2,250	San Diego Regional Building Authority, County Operations Center, Series A, Rev., 5.00%, 10/15/2034	2,624
1,035	San Francisco Bay Area Rapid Transit District, Sales Tax, Series A, Rev., 4.00%, 07/01/2033	1,125

		3,749

	Prerefunded — 3.1%
40	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.50%, 10/01/2018 (p)	42
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.50%, 10/01/2018 (p)	2,042
7,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.25%, 05/15/2019 (p)	7,905

		9,989

	Transportation — 1.2%
800	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Rev., 4.00%, 04/01/2032	878
1,250	City of Los Angeles, Department of Airports, Series A, Rev., AMT, 5.00%, 05/15/2038	1,395
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.00%, 07/01/2027	1,194
415	Los Angeles Harbor Department, Rev., 7.60%, 10/01/2018 (p)	436

		3,903

	Utility — 3.5%
	City of Los Angeles, Department of Water & Power, Power System,
1,700	Series A, Rev., 5.00%, 07/01/2035	2,008
375	Series B, Rev., 5.00%, 07/01/2036	441
610	Series D, Rev., 5.00%, 07/01/2033	712
2,500	Subseries A-1, Rev., 5.25%, 07/01/2038	2,556
2,450	East Bay Municipal Utility District, Wastewater System, Series A, Rev., 5.00%, 06/01/2036	2,874
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.25%, 11/15/2021	2,205
430	Northern California Transmission Agency, Transmission Project, Series A, Rev., 5.00%, 05/01/2031	508

		11,304

	Water & Sewer — 0.4%
515	East Bay Municipal Utility District Water System, Green Bonds, Series B, Rev., 5.00%, 06/01/2033	609
650	Orange County Water District, Series A, Rev., 5.00%, 08/15/2034	778

		1,387

	Total California	60,182

	Colorado — 4.4%
	Certificate of Participation/Lease — 1.4%
3,200	Adams County, Colorado Refunding & Improvement, COP, 4.00%, 12/01/2040	3,326
1,000	Colorado Department of Transportation Headquarters Facilities, COP, 5.00%, 06/15/2041	1,144

		4,470

	Education — 0.0% (g)
150	Board of Governors of the University of Colorado, Enterprise System, Series E-1, Rev., 5.00%, 03/01/2035	174

	General Obligation — 0.5%
1,000	Adams and Arapahoe Joint School District 28J Aurora, Series A, GO, 5.00%, 12/01/2030	1,198
245	Adams and Weld Counties School District No 27J Brighton, GO, 5.00%, 12/01/2038	290

		1,488

	Hospital — 0.7%
1,095	Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 01/15/2045	1,124
1,000	Denver Health & Hospital Authority, Series A, Rev., 5.25%, 12/01/2045	1,084

		2,208

	Prerefunded — 1.8%
	Colorado Water Resources & Power Development Authority, Water & Wastewater Utility Enterprise Project,
1,000	Series A, Rev., AGC, 5.13%, 12/01/2018 (p)	1,036
1,000	Series A, Rev., AGC, 5.25%, 12/01/2018 (p)	1,037
2,000	State of Colorado, Building Excellent Schools Today, Series G, COP, 5.00%, 03/15/2021 (p)	2,198

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
1,500	University of Colorado, University Enterprise, Series A, Rev., 5.38%, 06/01/2019 (p)	1,586

		5,857

	Total Colorado	14,197

	Connecticut — 0.0% (g)
	Education — 0.0% (g)
15	University of Connecticut, Series A, Rev., 5.00%, 02/15/2028	17

	Delaware — 0.9%
	Education — 0.3%
	The Delaware Economic Development Authority, Newark Charter School, Inc. Project,
500	Series A, Rev., 5.00%, 09/01/2036	547
500	Series A, Rev., 5.00%, 09/01/2046	541

		1,088

	Hospital — 0.6%
555	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., 6.90%, 01/01/2018 (p)	557
1,300	Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A, Rev., 4.00%, 07/01/2043	1,349

		1,906

	Total Delaware	2,994

	District of Columbia — 2.2%
	Education — 0.3%
	District of Columbia,
500	Series A, Rev., 6.00%, 07/01/2043	573
500	Series A, Rev., 6.00%, 07/01/2048	569

		1,142

	General Obligation — 1.9%
	District of Columbia,
1,500	Series A, GO, 5.00%, 06/01/2037	1,770
3,965	Series B, GO, NATL-RE, 6.00%, 06/01/2019	4,230

		6,000

	Total District of Columbia	7,142

	Florida — 2.9%
	Certificate of Participation/Lease — 0.0% (g)
10	Broward County School Board, Series A, COP, AGM, 4.00%, 07/01/2018	10

	General Obligation — 0.9%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.25%, 07/01/2025	2,865

	Hospital — 0.1%
215	Orange County Health Facilities Authority, Series B, Rev., 4.00%, 10/01/2045	218

	Transportation — 1.0%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, 6.00%, 10/01/2018	3,326

	Utility — 0.9%
2,820	Tohopekaliga Water Authority, Utility System Revenue, Series A, Rev., 4.00%, 10/01/2041	2,986

	Total Florida	9,405

	Georgia — 2.1%
	Hospital — 2.1%
3,845	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.50%, 08/15/2026	4,330
2,150	Fulton County Georgia Development Authority, Hospital Revenue Health System, Rev., 5.00%, 04/01/2042	2,437

	Total Georgia	6,767

	Hawaii — 1.5%
	General Obligation — 1.5%
1,970	City & County of Honolulu, Series A, GO, 5.00%, 10/01/2037	2,289
2,000	State of Hawaii, Series FK, GO, 5.00%, 05/01/2027	2,457

	Total Hawaii	4,746

	Illinois — 3.0%
	Education — 0.6%
1,750	Chicago Public Building Commission, Board of Education, Series A, Rev., NATL-RE, 7.00%, 01/01/2020 (p)	1,887

	General Obligation — 1.1%
295	Cook County Forest Preserve District, Limited Tax Project, Series B, GO, 5.00%, 12/15/2037	311
3,000	State of Illinois, GO, 5.50%, 07/01/2038	3,232

		3,543

	Hospital — 0.2%
	Illinois Finance Authority, Healthcare Enterprises, Inc.,
305	Series C, Rev., 5.00%, 03/01/2033	347
205	Series C, Rev., 5.00%, 03/01/2034	233

		580

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.4%
1,260	City of Chicago, O’Hare International Airport, Third Lien, Series A, Rev., 5.75%, 01/01/2021 (p)	1,409

	Transportation — 0.7%
240	City of Chicago, O’Hare International Airport, Third Lien, Series A, Rev., 5.75%, 01/01/2039	268
1,780	Regional Transportation Authority, Series D, Rev., NATL-RE, 7.75%, 06/01/2019	1,885

		2,153

	Total Illinois	9,572

	Indiana — 1.7%
	Education — 0.3%
800	Indiana Finance Authority, Educational Facilities, Valparaiso University, Rev., 5.00%, 10/01/2026	949

	Prerefunded — 1.4%
4,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.00%, 02/01/2022 (p)	4,505

	Total Indiana	5,454

	Louisiana — 0.7%
	Hospital — 0.4%
1,055	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2047	1,204

	Other Revenue — 0.3%
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.25%, 05/15/2035	1,079

	Total Louisiana	2,283

	Maine — 1.9%
	Prerefunded — 1.9%
5,675	Maine Turnpike Authority, Rev., 6.00%, 07/01/2019 (p)	6,062

	Maryland — 0.8%
	General Obligation — 0.8%
1,215	Baltimore County, Consolidated Public Improvement, GO, 5.00%, 08/01/2026	1,460
995	City of Baltimore, Series B, GO, 5.00%, 10/15/2030	1,199

	Total Maryland	2,659

	Massachusetts — 3.6%
	General Obligation — 3.4%
	Commonwealth of Massachusetts,
1,500	Series A, GO, 5.00%, 03/01/2032	1,737
4,135	Series B, GO, 5.00%, 07/01/2028	5,148
3,690	Commonwealth of Massachusetts, Consolidated Loan of 2016, Series J, GO, 4.00%, 12/01/2039	3,926

		10,811

	Transportation — 0.2%
500	Massachusetts Bay Transportation Authority, Series A-1, Rev., 5.00%, 07/01/2035	592

	Water & Sewer — 0.0% (g)
25	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.25%, 08/01/2028	32

	Total Massachusetts	11,435

	Michigan — 0.5%
	Transportation — 0.5%
1,500	Michigan State Trunk Line, Rev., 5.00%, 11/15/2036	1,667

	Minnesota — 0.6%
	Education — 0.5%
	Minnesota Higher Education Facilities Authority, Carleton College,
1,000	Rev., 4.00%, 03/01/2032	1,089
500	Rev., 4.00%, 03/01/2033	540

		1,629

	Utility — 0.1%
250	City of Rochester, Electric Utility, Series A, Rev., 5.00%, 12/01/2028	299

	Total Minnesota	1,928

	Mississippi — 0.4%
	Water & Sewer — 0.4%
1,000	Mississippi Development Bank, Water & Sewer System Project, Special Obligation, Rev., AGM, 6.88%, 12/01/2040	1,240

	Montana — 0.1%
	Prerefunded — 0.1%
400	City of Helena, COP, 5.00%, 01/01/2019 (p)	415

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Nebraska — 0.1%
	Utility — 0.1%
185	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A, Rev., 5.00%, 01/01/2034	213

	New Jersey — 2.3%
	Transportation — 2.3%
10,355	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/2036	4,463
2,670	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Series A-1, Rev., 5.00%, 06/15/2027	2,984

	Total New Jersey	7,447

	New York — 17.7%
	Education — 0.3%
800	State Dormitory Authority, New York University, Series A, Rev., 5.00%, 07/01/2028	964

	General Obligation — 2.9%
3,500	City of New York, Fiscal Year 2006, Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.88%, 12/01/2017 (z)	3,500
5,000	City of New York, Fiscal Year 2014, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.88%, 12/01/2017 (z)	5,000
650	Gorham-Middlesex Central School District, GO, 3.00%, 06/15/2021	678

		9,178

	Other Revenue — 4.7%
	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center,
625	Series A, Rev., 5.00%, 07/15/2026	729
565	Series A, Rev., 5.00%, 07/15/2028	656
1,750	Hudson Yards Infrastructure Corp., Series A, Rev., 5.00%, 02/15/2042	2,023
195	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Subseries E-1, Rev., 5.00%, 02/01/2035	217
1,300	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series B, Subseries B-1, Rev., 5.00%, 08/01/2036	1,519
1,160	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018, Series B-1, Rev., 5.00%, 08/01/2045	1,355
	New York Convention Center Development Corp., Subordinated Lien Hotel Unit fee,
4,970	Series B, Rev., Zero Coupon, 11/15/2055	1,083
6,500	Series B, Rev., Zero Coupon, 11/15/2056	1,358
	New York Counties Tobacco Trust VI Tobacco Settlement Pass-Through Bonds,
300	Series B, Rev., 5.00%, 06/01/2025	344
150	Series B, Rev., 5.00%, 06/01/2028	171
155	Series B, Rev., 5.00%, 06/01/2029	175
4,450	New York State Dormitory Authority, Sales Tax, Series A, Rev., 5.00%, 03/15/2026	5,310

		14,940

	Prerefunded — 0.4%
1,150	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.75%, 06/15/2018 (p)	1,177

	Transportation — 4.3%
	Metropolitan Transportation Authority,
250	Series D, Rev., 5.00%, 11/15/2029	297
400	Series D, Rev., 5.00%, 11/15/2030	473
400	Series D, Rev., 5.00%, 11/15/2031	472
7,915	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.13%, 06/01/2094	9,707
2,500	Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels, Series C-2, Rev., 5.00%, 11/15/2042	2,948

		13,897

	Utility — 1.5%
4,250	Utility Debt Securitization Authority, Series TE, Rev., 5.00%, 12/15/2041	4,909

	Water & Sewer — 3.6%
3,030	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.75%, 06/15/2040	3,102
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-4, Rev., VRDO, 0.87%, 12/01/2017 (z)	5,000
1,250	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2017, Series DD, Rev., 5.00%, 06/15/2047	1,454

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
1,750	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution, Series A, Rev., 5.00%, 06/15/2037	2,078

		11,634

	Total New York	56,699

	North Dakota — 0.0% (g)
	General Obligation — 0.0% (g)
30	West Fargo Public School District No. 6, Series A, GO, 3.00%, 05/01/2025	31

	Ohio — 2.2%
	Education — 0.6%
	Miami University, A State University of Ohio,
375	Rev., 5.00%, 09/01/2029	446
500	Rev., 5.00%, 09/01/2030	591
650	Rev., 5.00%, 09/01/2031	765

		1,802

	General Obligation — 0.7%
	Greenville City School District, School Improvement,
1,000	GO, 5.25%, 01/01/2038	1,116
1,000	GO, 5.25%, 01/01/2041	1,112

		2,228

	Hospital — 0.3%
1,000	County of Warren, Otterbein Homes Obligated Group, Healthcare Facilities, Series A, Rev., 5.50%, 07/01/2039	1,118

	Prerefunded — 0.5%
	County of Richland, Correctional Facilities Improvement,
500	GO, AGC, 5.88%, 12/01/2018 (p)	521
400	GO, AGC, 6.00%, 12/01/2018 (p)	418
650	GO, AGC, 6.13%, 12/01/2018 (p)	680

		1,619

	Water & Sewer — 0.1%
140	Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., 5.00%, 12/01/2029	170

	Total Ohio	6,937

	Oklahoma — 1.8%
	Other Revenue — 0.6%
1,800	The Edmond Public Works Authority, Sales Tax And Utility System, Rev., 4.00%, 07/01/2041	1,902

	Prerefunded — 0.6%
2,000	Oklahoma City Water Utilities Trust, Water & Sewer System, Series A, Rev., 5.00%, 07/01/2019 (p)	2,106

	Transportation — 0.6%
1,665	Oklahoma Turnpike Authority, Turnpike System, Second Senior, Series A, Rev., 5.00%, 01/01/2037	1,912

	Total Oklahoma	5,920

	Oregon — 0.9%
	Other Revenue — 0.9%
2,500	Oregon State Department of Administrative Services, Lottery, Series C, Rev., 5.00%, 04/01/2031	3,010

	Pennsylvania — 1.1%
	General Obligation — 0.8%
730	City of Pittsburgh, GO, 4.00%, 09/01/2031	779
1,245	Nazareth Area School District, Series E, GO, 5.00%, 11/15/2037	1,430
250	Upper Merion Area School District, GO, 5.00%, 01/15/2036	290

		2,499

	Hospital — 0.3%
	Lancaster County Hospital Authority, Health Center, Masonic Villages Project,
510	Rev., 5.00%, 11/01/2036	580
250	Rev., 5.00%, 11/01/2037	284

		864

	Total Pennsylvania	3,363

	South Carolina — 6.3%
	General Obligation — 0.0% (g)
10	York County, Capital Improvement, GO, 5.00%, 04/01/2018	10

	Prerefunded — 3.1%
9,515	Laurens County School District No. 056, GO, AGC, SCSDE, 6.13%, 03/01/2019 (p)	10,050

	Utility — 2.9%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.75%, 01/01/2020 (p)	4,290

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.75%, 01/01/2020	5,072

		9,362

	Water & Sewer — 0.3%
220	City of Anderson, South Carolina Water & Sewer System, Rev., 5.00%, 07/01/2029	261
415	City of Spartanburg Sc, Waterworks and Improvement System, Series B, Rev., 5.00%, 06/01/2039	483

		744

	Total South Carolina	20,166

	South Dakota — 0.1%
	Other Revenue — 0.1%
300	South Dakota State Building Authority, Series A, Rev., 5.00%, 06/01/2022	339

	Texas — 8.6%
	Education — 2.1%
	Clifton Higher Education Finance Corp., Idea Public Schools,
1,250	Rev., 6.00%, 08/15/2033	1,459
500	Series B, Rev., 4.00%, 08/15/2023	535
345	Series B, Rev., 5.00%, 08/15/2024	391
460	Series B, Rev., 5.00%, 08/15/2025	525
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital,
1,000	Rev., 5.13%, 09/01/2033	1,095
2,300	Rev., 5.50%, 09/01/2043	2,592
210	University of Texas System, Series A, Rev., 5.00%, 07/01/2031	247

		6,844

	General Obligation — 0.2%
535	City of Carrollton, GO, 5.00%, 08/15/2026	564

	Hospital — 0.3%
940	Harris County Health Facilities Development Corp., Texas Children’s Hospital Project, Rev., 5.50%, 10/01/2019 (p)	988

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
3,500	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Mobil Oil Corp. Project, Series 2010, Rev., VRDO, 0.86%, 12/01/2017 (z)	3,500

	Prerefunded — 2.6%
2,200	City of Forney, Independent School District, Series A, GO, PSF-GTD, 5.75%, 08/15/2018 (p)	2,265
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.25%, 12/01/2018 (p)	3,697
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.00%, 09/01/2021 (p)	2,302

		8,264

	Transportation — 0.6%
1,965	Dallas-Fort Worth International Airport, Joint Improvement, Series A, Rev., 5.00%, 11/01/2042	2,125

	Utility — 0.6%
1,535	City of Houston, Utility System, Series B, Rev., 5.00%, 11/15/2036	1,791
35	City of San Antonio, Electric & Gas Systems, Rev., 5.00%, 02/01/2032	41

		1,832

	Water & Sewer — 1.1%
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.75%, 12/01/2032 (p)	3,501

	Total Texas	27,618

	Utah — 0.4%
	Water & Sewer — 0.4%
1,000	Utah Water Finance Agency, Loan Financing Program, Series A, Rev., 5.00%, 03/01/2027	1,216

	Virginia — 1.2%
	General Obligation — 0.7%
1,930	City of Richmond, Public Improvement, Series B, GO, 5.00%, 07/15/2026	2,349

	Transportation — 0.5%
	Capital Region Airport Commission (Richmond International Airport),
350	Series A, Rev., 4.00%, 07/01/2035	369
320	Series A, Rev., 4.00%, 07/01/2036	336
750	Series A, Rev., 4.00%, 07/01/2038	786

		1,491

	Total Virginia	3,840

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Washington — 5.6%
	Education — 1.6%
4,705	Western Washington University, Housing & Dining System, Junior Lien, Series A, Rev., AMBAC, 5.50%, 10/01/2022	5,162

	General Obligation — 2.4%
	State of Washington, Various Purpose,
5,745	Series A, GO, 5.00%, 08/01/2041	6,681
1,000	Series C, GO, 5.00%, 02/01/2034	1,170

		7,851

	Prerefunded — 1.6%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.00%, 08/15/2018 (p)	5,123

	Total Washington	18,136

	Total Municipal Bonds (Cost $299,189)	315,881

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
2,221	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $2,221)	2,221

	Total Investments — 99.0% (Cost $301,410)	318,102
	Other Assets in Excess of Liabilities — 1.0%	3,202

	NET ASSETS — 100.0%	$321,304

Percentages indicated are based on net assets.

Futures contracts outstanding as of November 30, 2017:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(56)	03/2018	USD	(6,947)	21

					21

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
USD	—	United States Dollar
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,221	$315,881	$—	$318,102

Appreciation in Other Financial Instruments
Futures Contracts (a)	$21	$—	$—	$21

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 121.4%
	Investment Company — 121.4%
46,562	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.93%, 12/31/2049 (b) (l) (Cost $46,562)	46,562

	Total Investments — 121.4% (Cost $46,562)	46,562
	Liabilities in Excess of Other Assets — (21.4)%	(8,210)

	NET ASSETS — 100.0%	$38,352

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$46,562	—	—	$46,562

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 37.2%
	FFCB — 1.7%
200,000	(ICE LIBOR USD 1 Month - 0.07%), 1.24%, 12/23/2017 (aa)	200,000
500,000	(ICE LIBOR USD 1 Month + 0.09%), 1.33%, 12/02/2017 (aa)	499,992
250,000	(ICE LIBOR USD 1 Month + 0.07%), 1.33%, 12/16/2017 (aa)	249,994
400,000	(ICE LIBOR USD 1 Month + 0.02%), 1.34%, 12/27/2017 (aa)	400,000
375,000	(ICE LIBOR USD 1 Month + 0.09%), 1.37%, 12/19/2017 (aa)	375,000
350,000	(ICE LIBOR USD 1 Month + 0.06%), 1.41%, 12/29/2017 (aa)	350,000
300,000	(Federal Reserve Bank Prime Loan Rate US - 2.83%), 1.42%, 12/01/2017 (aa)	300,000
36,425	(ICE LIBOR USD 1 Month + 0.16%), 1.49%, 12/26/2017 (aa)	36,450
100,000	DN, 1.19%, 01/31/2018 (n)	99,798

		2,511,234

	FHLB — 33.0%
500,000	(ICE LIBOR USD 3 Month - 0.39%), 0.98%, 01/24/2018 (aa)	500,000
195,000	(ICE LIBOR USD 3 Month - 0.39%), 0.98%, 01/25/2018 (aa)	195,000
350,000	(ICE LIBOR USD 3 Month - 0.39%), 0.98%, 01/25/2018 (aa)	350,001
965,000	(ICE LIBOR USD 3 Month - 0.39%), 0.98%, 01/25/2018 (aa)	965,000
525,000	(ICE LIBOR USD 3 Month - 0.33%), 0.99%, 12/08/2017 (aa)	525,000
500,000	(ICE LIBOR USD 3 Month - 0.33%), 0.99%, 12/10/2017 (aa)	500,000
500,000	(ICE LIBOR USD 3 Month - 0.38%), 0.99%, 01/24/2018 (aa)	500,000
550,000	(ICE LIBOR USD 3 Month - 0.38%), 1.00%, 01/30/2018 (aa)	550,000
500,000	(ICE LIBOR USD 3 Month - 0.38%), 1.00%, 02/02/2018 (aa)	500,000
439,000	(ICE LIBOR USD 3 Month - 0.32%), 1.01%, 12/30/2017 (aa)	439,000
400,000	(ICE LIBOR USD 3 Month - 0.38%), 1.01%, 02/07/2018 (aa)	400,000
225,000	(ICE LIBOR USD 3 Month - 0.38%), 1.02%, 02/08/2018 (aa)	225,000
250,000	(ICE LIBOR USD 3 Month - 0.38%), 1.02%, 02/09/2018 (aa)	250,000
500,000	(ICE LIBOR USD 3 Month - 0.32%), 1.03%, 01/11/2018 (aa)	500,000
500,000	(ICE LIBOR USD 3 Month - 0.33%), 1.03%, 01/12/2018 (aa)	500,000
110,000	(ICE LIBOR USD 1 Month - 0.18%), 1.07%, 12/09/2017 (aa)	109,999
500,000	(ICE LIBOR USD 1 Month - 0.13%), 1.11%, 12/09/2017 (aa)	500,000
500,000	(ICE LIBOR USD 1 Month - 0.13%), 1.11%, 12/10/2017 (aa)	500,000
225,000	(ICE LIBOR USD 1 Month - 0.12%), 1.12%, 12/01/2017 (aa)	225,000
500,000	(ICE LIBOR USD 1 Month - 0.12%), 1.12%, 12/01/2017 (aa)	500,000
1,150,000	(ICE LIBOR USD 1 Month - 0.12%), 1.12%, 12/01/2017 (aa)	1,150,000
500,000	(ICE LIBOR USD 1 Month - 0.13%), 1.12%, 12/10/2017 (aa)	500,000
500,000	(ICE LIBOR USD 1 Month - 0.13%), 1.12%, 12/15/2017 (aa)	500,000
750,000	(ICE LIBOR USD 1 Month - 0.12%), 1.13%, 12/13/2017 (aa)	750,000
500,000	(ICE LIBOR USD 1 Month - 0.11%), 1.14%, 12/09/2017 (aa)	500,000
500,000	(ICE LIBOR USD 1 Month - 0.10%), 1.14%, 12/09/2017 (aa)	500,000
395,000	(ICE LIBOR USD 1 Month - 0.11%), 1.14%, 12/11/2017 (aa)	395,000
500,000	(ICE LIBOR USD 1 Month - 0.11%), 1.14%, 12/11/2017 (aa)	500,000
625,000	(ICE LIBOR USD 3 Month - 0.17%), 1.15%, 12/06/2017 (aa)	624,991
425,000	(ICE LIBOR USD 1 Month - 0.09%), 1.15%, 12/11/2017 (aa)	425,000
350,000	(ICE LIBOR USD 1 Month - 0.08%), 1.16%, 12/04/2017 (aa)	350,000
250,000	(ICE LIBOR USD 1 Month - 0.09%), 1.16%, 12/14/2017 (aa)	250,000
204,000	(ICE LIBOR USD 1 Month - 0.09%), 1.16%, 12/14/2017 (aa)	204,045
225,000	(ICE LIBOR USD 1 Month - 0.09%), 1.16%, 12/14/2017 (aa)	225,000
2,370,000	(ICE LIBOR USD 1 Month - 0.13%), 1.16%, 12/20/2017 (aa)	2,370,000
250,000	(ICE LIBOR USD 1 Month - 0.13%), 1.16%, 12/21/2017 (aa)	250,000
1,100,000	(ICE LIBOR USD 1 Month - 0.13%), 1.16%, 12/21/2017 (aa)	1,100,000
900,000	(ICE LIBOR USD 1 Month - 0.16%), 1.16%, 12/23/2017 (aa)	900,000
400,000	(ICE LIBOR USD 3 Month - 0.19%), 1.16%, 01/17/2018 (aa)	400,000
200,000	(ICE LIBOR USD 3 Month - 0.19%), 1.16%, 01/18/2018 (aa)	200,000
225,000	(ICE LIBOR USD 3 Month - 0.21%), 1.16%, 01/24/2018 (aa)	225,000
250,000	(ICE LIBOR USD 3 Month - 0.21%), 1.16%, 01/24/2018 (aa)	250,000
250,000	(ICE LIBOR USD 3 Month - 0.21%), 1.16%, 01/25/2018 (aa)	250,000
1,975,000	(ICE LIBOR USD 1 Month - 0.08%), 1.17%, 12/11/2017 (aa)	1,975,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	FHLB — continued
450,000	(ICE LIBOR USD 1 Month - 0.11%), 1.17%, 12/19/2017 (aa)	450,000
250,000	(ICE LIBOR USD 1 Month - 0.12%), 1.17%, 12/21/2017 (aa)	250,000
250,000	(ICE LIBOR USD 1 Month - 0.12%), 1.17%, 12/21/2017 (aa)	250,000
1,000,000	(ICE LIBOR USD 1 Month - 0.12%), 1.17%, 12/21/2017 (aa)	1,000,000
528,000	(ICE LIBOR USD 1 Month - 0.16%), 1.17%, 12/22/2017 (aa)	528,000
250,000	(ICE LIBOR USD 1 Month - 0.16%), 1.17%, 12/25/2017 (aa)	250,000
500,000	(ICE LIBOR USD 1 Month - 0.08%), 1.18%, 12/16/2017 (aa)	500,000
500,000	(ICE LIBOR USD 1 Month - 0.08%), 1.18%, 12/16/2017 (aa)	500,000
200,000	(ICE LIBOR USD 1 Month - 0.12%), 1.20%, 12/17/2017 (aa)	200,000
500,000	(ICE LIBOR USD 1 Month - 0.12%), 1.20%, 12/23/2017 (aa)	500,000
500,000	(ICE LIBOR USD 1 Month - 0.12%), 1.20%, 12/24/2017 (aa)	500,000
428,000	(ICE LIBOR USD 1 Month - 0.13%), 1.20%, 12/25/2017 (aa)	428,000
500,000	(ICE LIBOR USD 1 Month - 0.15%), 1.20%, 12/28/2017 (aa)	500,000
480,000	(ICE LIBOR USD 1 Month - 0.15%), 1.20%, 12/28/2017 (aa)	480,000
150,000	(ICE LIBOR USD 1 Month - 0.12%), 1.21%, 12/27/2017 (aa)	150,000
250,000	(ICE LIBOR USD 1 Month - 0.12%), 1.21%, 12/28/2017 (aa)	250,000
500,000	(ICE LIBOR USD 3 Month - 0.16%), 1.21%, 01/20/2018 (aa)	500,000
1,470,000	(ICE LIBOR USD 1 Month - 0.11%), 1.22%, 12/24/2017 (aa)	1,470,000
1,285,000	(ICE LIBOR USD 1 Month - 0.12%), 1.22%, 12/28/2017 (aa)	1,285,000
350,000	(ICE LIBOR USD 1 Month - 0.10%), 1.23%, 12/27/2017 (aa)	349,962
350,000	(ICE LIBOR USD 1 Month - 0.10%), 1.24%, 12/29/2017 (aa)	350,000
100,000	(ICE LIBOR USD 3 Month - 0.06%), 1.26%, 12/17/2017 (aa)	100,013
450,000	(ICE LIBOR USD 3 Month - 0.15%), 1.26%, 02/12/2018 (aa)	450,000
250,000	(ICE LIBOR USD 3 Month - 0.05%), 1.27%, 12/07/2017 (aa)	250,000
500,000	(ICE LIBOR USD 3 Month - 0.06%), 1.27%, 12/15/2017 (aa)	500,000
525,000	(ICE LIBOR USD 3 Month - 0.15%), 1.27%, 02/15/2018 (aa)	525,000
975,000	(ICE LIBOR USD 3 Month - 0.15%), 1.27%, 02/16/2018 (aa)	975,000
225,000	(ICE LIBOR USD 3 Month - 0.15%), 1.27%, 02/16/2018 (aa)	225,000
250,000	(ICE LIBOR USD 3 Month - 0.04%), 1.28%, 12/07/2017 (aa)	250,000
150,000	(ICE LIBOR USD 3 Month - 0.04%), 1.28%, 12/07/2017 (aa)	150,000
175,000	(ICE LIBOR USD 3 Month - 0.10%), 1.28%, 02/02/2018 (aa)	175,000
385,700	(ICE LIBOR USD 3 Month - 0.15%), 1.30%, 02/23/2018 (aa)	385,705
60,580	(ICE LIBOR USD 1 Month + 0.07%), 1.31%, 12/05/2017 (aa)	60,580
250,000	(ICE LIBOR USD 1 Month + 0.07%), 1.32%, 12/15/2017 (aa)	250,000
500,000	(ICE LIBOR USD 1 Month + 0.02%), 1.35%, 12/26/2017 (aa)	500,000
20,175	(ICE LIBOR USD 1 Month + 0.04%), 1.37%, 12/29/2017 (aa)	20,180
220,000	DN, 1.00%, 12/06/2017 (n)	219,969
1,000,000	DN, 1.03%, 12/15/2017 (n)	999,596
699,229	DN, 1.04%, 12/14/2017 (n)	698,968
2,069,000	DN, 1.04%, 12/20/2017 (n)	2,067,860
152,000	DN, 1.05%, 12/19/2017 (n)	151,920
2,826,771	DN, 1.06%, 12/22/2017 (n)	2,825,041
100,000	DN, 1.07%, 12/07/2017 (n)	99,982
270,000	DN, 1.07%, 12/08/2017 (n)	269,944
1,108,000	DN, 1.12%, 03/07/2018 (n)	1,104,691
500,000	DN, 1.21%, 03/20/2018 (n)	498,183
107,000	DN, 1.25%, 04/20/2018 (n)	106,484
730,000	DN, 1.29%, 04/04/2018 (n)	726,781

		48,804,895

	FHLMC — 1.8%
465,000	(ICE LIBOR USD 3 Month - 0.25%), 1.11%, 01/24/2018 (aa)	465,000
1,175,000	(ICE LIBOR USD 3 Month - 0.03%), 1.32%, 01/08/2018 (aa)	1,175,000
83,500	(ICE LIBOR USD 3 Month - 0.03%), 1.33%, 01/12/2018 (aa)	83,500
675,000	(ICE LIBOR USD 3 Month + 0.02%), 1.34%, 12/08/2017 (aa)	675,000
305,953	DN, 1.17%, 03/16/2018 (n)	304,918

		2,703,418

	FNMA — 0.7%
25,000	0.88%, 12/20/2017	24,997
516,954	0.88%, 02/08/2018	516,837
500,000	(ICE LIBOR USD 3 Month - 0.05%), 1.28%, 12/21/2017 (aa)	500,047

		1,041,881

	Total U.S. Government Agency Securities (Cost $55,061,428)	55,061,428

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 3.7%
	U.S. Treasury Notes — 3.7%
1,000,000	0.75%, 12/31/2017	999,695
500,000	0.75%, 01/31/2018	499,634
805,000	0.75%, 09/30/2018	799,852
1,000,000	1.38%, 07/31/2018	999,070
1,927,000	1.38%, 09/30/2018	1,923,836
200,000	2.63%, 01/31/2018	200,468

	Total U.S. Treasury Obligations (Cost $5,422,555)	5,422,555

Repurchase Agreements — 52.5%
8,350,000	Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.04% - 1.05%, dated 11/30/2017, due 12/01/2017, repurchase price $8,350,243. [1]	8,350,000
572,613	Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 1.05%, dated 11/30/2017, due 12/01/2017, repurchase price $572,630. [2]	572,613
250,000	Bank of America Corp., 1.05%, dated 11/30/2017, due 12/01/2017, repurchase price $250,007, collateralized by GNMA, 3.00% - 4.00%, due 05/20/2043 - 06/20/2044, with a value of $255,000.	250,000
750,000	Barclays Capital, Inc., 1.02%, dated 11/30/2017, due 12/06/2017, repurchase price $750,128, collateralized by GNMA, 2.50% - 11.00%, due 06/15/2018 - 10/20/2047, with a value of $765,000.	750,000
300,000	Barclays Capital, Inc., 1.03%, dated 11/30/2017, due 12/01/2017, repurchase price $300,009, collateralized by FNMA, 1.00% - 1.50%, due 10/24/2019 - 07/30/2020, Tennessee Valley Authority, 0.00% - 5.38%, due 12/15/2017 - 09/15/2065, and U.S. Treasury Securities, 1.63% - 2.88%, due 02/15/2026 - 11/15/2046, with a value of $306,000.	300,000
300,000	Barclays Capital, Inc., 1.03%, dated 11/30/2017, due 12/01/2017, repurchase price $300,009, collateralized by GNMA, 3.00%, due 05/20/2046, with a value of $306,000.	300,000
500,000	Barclays Capital, Inc., 1.05%, dated 11/30/2017, due 12/04/2017, repurchase price $500,058, collateralized by FNMA, 6.50%, due 10/25/2031, and GNMA, 3.50% - 3.50%, due 05/20/2045 - 11/20/2047, with a value of $510,000.	500,000
750,000	Barclays Capital, Inc., 1.06%, dated 11/30/2017, due 12/01/2017, repurchase price $750,022, collateralized by FHLMC, 3.50% - 6.00%, due 02/25/2024 - 05/25/2050, FNMA, 6.50% - 6.60%, due 03/18/2027 - 10/25/2031, and GNMA, 3.00% - 4.50%, due 07/20/2043 - 07/20/2047, with a value of $765,448.	750,000
250,000	Barclays Capital, Inc., 1.30%, dated 11/30/2017, due 01/16/2018, repurchase price $250,424, collateralized by U.S. Treasury Securities, 0.00% - 3.13%, due 08/15/2019 - 02/15/2043, with a value of $255,000.	250,000
1,000,000	BNP Paribas SA, 1.07%, dated 11/30/2017, due 12/07/2017, repurchase price $1,000,208, collateralized by FFCB, 1.10%, due 10/15/2018, FHLB, 1.88% - 2.18%, due 11/29/2021 - 11/30/2022, FHLMC, 1.50% - 6.50%, due 10/01/2027 - 11/01/2047, FNMA, 1.10% - 7.50%, due 03/13/2018 - 10/01/2047, GNMA, 1.77% - 7.00%, due 11/20/2026 - 11/20/2047 and U.S. Treasury Securities, 0.00% - 3.88%, due 02/08/2018 - 08/15/2046, with a value of $1,022,449.	1,000,000
500,000	BNP Paribas SA, 1.07%, dated 11/30/2017, due 12/07/2017, repurchase price $500,104, collateralized by FHLMC, 2.50% - 5.00%, due 07/01/2026 - 11/01/2047, FNMA, 2.50% - 4.50%, due 09/01/2025 - 10/01/2047, GNMA, 2.38% - 4.00%, due 08/20/2021 - 10/20/2047 and U.S. Treasury Securities, 0.75% - 3.88%, due 08/31/2018 - 05/15/2046, with a value of $510,927.	500,000
1,000,000	BNP Paribas SA, 1.10%, dated 11/30/2017, due 12/07/2017, repurchase price $1,000,214, collateralized by FHLMC, 2.50% - 7.50%, due 05/01/2021 - 11/01/2047, FNMA, 2.50% - 7.00%, due 06/01/2023 - 04/01/2053, GNMA, 2.25% - 8.00%, due 04/20/2025 - 10/20/2047 and U.S. Treasury Securities, 0.75% - 3.75%, due 09/30/2018 - 08/15/2046, with a value of $1,022,838.	1,000,000
1,000,000	BNP Paribas SA, 1.10%, dated 11/30/2017, due 12/07/2017, repurchase price $1,000,214, collateralized by FHLMC, 2.15% - 6.50%, due 07/15/2032 - 10/01/2047, FNMA, 2.50% - 7.00%, due 01/01/2026 - 11/01/2047, GNMA, 1.92% - 5.00%, due 09/15/2024 - 08/20/2047 and U.S. Treasury Securities, 0.00% - 2.13%, due 02/01/2018 - 12/31/2022, with a value of $1,023,600.	1,000,000
750,000	BNP Paribas SA, 1.11%, dated 11/30/2017, due 12/18/2017, repurchase price $750,416, collateralized by FHLB, 4.00%, due 09/01/2028, FHLMC, 0.00% - 7.00%, due 12/11/2025 - 11/01/2047, FNMA, 1.50% - 7.50%, due 11/01/2023 - 11/01/2047, GNMA, 1.77% - 4.50%, due 04/20/2019 - 05/20/2047, and U.S. Treasury Securities, 0.00% - 2.75%, due 01/25/2018 - 05/15/2047, with a value of $766,790.	750,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
1,250,000	BNP Paribas SA, 1.12%, dated 11/30/2017, due 12/07/2017, repurchase price $1,250,272, collateralized by FHLMC, 1.50% - 4.50%, due 01/01/2026 - 10/01/2047, FNMA, 0.00% - 7.00%, due 10/01/2025 - 10/01/2047, GNMA, 2.25% - 7.00%, due 06/20/2025 - 08/20/2047 and U.S. Treasury Securities, 0.00% - 3.88%, due 04/30/2018 - 05/15/2046, with a value of $1,280,009.	1,250,000
1,500,000	BNP Paribas SA, 1.12%, dated 11/30/2017, due 12/07/2017, repurchase price $1,500,327, collateralized by FFCB, 1.63% - 1.68%, due 04/03/2020 - 05/09/2022, FHLB, 3.59%, due 03/16/2037, FHLMC, 0.00% - 7.00%, due 09/30/2019 - 11/01/2047, FNMA, 2.50% - 7.00%, due 11/01/2018 - 10/01/2047, GNMA, 1.92% - 6.45%, due 11/20/2029 - 02/20/2047 and U.S. Treasury Securities, 0.00%, due 03/01/2018, with a value of $1,537,110.	1,500,000
500,000	BNP Paribas SA, 1.14%, dated 11/30/2017, due 12/07/2017, repurchase price $500,111, collateralized by U.S. Treasury Securities, 0.00% - 3.75%, due 05/10/2018 - 11/15/2045, with a value of $512,600.	500,000
1,500,000	BNP Paribas SA, 1.14%, dated 11/30/2017, due 12/07/2017, repurchase price $1,500,333, collateralized by FFCB, 1.65% - 2.80%, due 06/01/2020 - 08/28/2026, FHLB, 2.18% - 5.00%, due 11/28/2022 - 09/28/2029, FHLMC, 0.00% - 7.00%, due 01/02/2018 - 11/01/2047, FNMA, 1.50% - 7.00%, due 06/01/2020 - 10/01/2047, GNMA, 1.50% - 10.00%, due 04/15/2018 - 05/15/2059 and U.S. Treasury Securities, 2.88% - 3.00%, due 11/15/2044 - 08/15/2045, with a value of $1,537,661.	1,500,000
1,000,000	BNP Paribas SA, 1.15%, dated 11/30/2017, due 12/07/2017, repurchase price $1,000,224, collateralized by FHLMC, 1.79% - 6.50%, due 11/01/2028 - 11/01/2047, FNMA, 1.50% - 6.50%, due 11/01/2024 - 08/01/2047, GNMA, 1.78% - 6.50%, due 01/20/2025 - 08/20/2047 and U.S. Treasury Securities, 0.63% - 2.38%, due 07/31/2018 - 01/15/2026, with a value of $1,025,559.	1,000,000
1,000,000	BNP Paribas SA, 1.15%, dated 11/30/2017, due 12/07/2017, repurchase price $1,000,224, collateralized by FFCB, 2.50% - 3.84%, due 03/26/2026 - 06/09/2036, FHLB, 0.00% - 3.00%, due 12/13/2017 - 10/18/2027, FHLMC, 1.63% - 7.00%, due 06/29/2020 - 12/01/2047, FNMA, 0.88% - 7.00%, due 12/27/2017 - 11/01/2047, GNMA, 1.77% - 5.00%, due 12/15/2026 - 10/20/2067 and U.S. Treasury Securities, 2.13% - 2.25%, due 01/31/2021 - 08/15/2046, with a value of $1,025,294.	1,000,000
1,350,000	BNP Paribas SA, 1.15%, dated 11/30/2017, due 12/07/2017, repurchase price $1,350,302, collateralized by FFCB, 1.10% - 2.72%, due 10/15/2018 - 11/15/2024, FHLB, 0.00% - 2.13%, due 12/04/2017 - 11/29/2022, FHLMC, 1.50% - 7.50%, due 09/27/2019 - 11/01/2047, FNMA, 1.76% - 8.00%, due 08/01/2023 - 12/01/2047, GNMA, 1.78% - 10.00%, due 02/15/2018 - 10/20/2047 and U.S. Treasury Securities, 2.38%, due 08/15/2024, with a value of $1,384,451.	1,350,000
500,000	Credit Agricole Corporate & Investment Bank SA, 1.03%, dated 11/30/2017, due 12/01/2017, repurchase price $500,014, collateralized by U.S. Treasury Securities, 2.00% - 3.00%, due 10/31/2021 - 11/15/2044, with a value of $510,000.	500,000
5,000,000	Credit Suisse Securities USA LLC, 1.03%, dated 11/30/2017, due 12/01/2017, repurchase price $5,000,143, collateralized by U.S. Treasury Securities, 0.13% - 6.13%, due 04/15/2018 - 11/15/2047, with a value of $5,084,167.	5,000,000
750,000	Credit Suisse Securities USA LLC, 1.04%, dated 11/30/2017, due 12/01/2017, repurchase price $750,022, collateralized by GNMA, 2.50% - 8.00%, due 12/20/2025 - 01/15/2060, with a value of $762,856.	750,000
250,000	Credit Suisse Securities USA LLC, 1.05%, dated 11/30/2017, due 12/01/2017, repurchase price $250,007, collateralized by FHLMC, 4.69%, due 03/15/2044, FNMA, 0.05% - 11.68%, due 09/25/2036 - 12/25/2057, and GNMA, 0.05% - 5.37%, due 01/20/2035 - 11/20/2045, with a value of $256,306.	250,000
100,000	Credit Suisse Securities USA LLC, 1.05%, dated 11/30/2017, due 12/06/2017, repurchase price $100,018, collateralized by FHLMC, 4.50% - 8.00%, due 04/15/2021 - 12/15/2040, FNMA, 4.00% - 5.00%, due 07/25/2040 - 11/25/2047, and GNMA, 0.05% - 5.39%, due 09/16/2034 - 10/16/2045, with a value of $102,203.	100,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
1,250,000	Credit Suisse Securities USA LLC, 1.23%, dated 11/30/2017, due 01/04/2018, repurchase price $1,251,498, collateralized by FHLMC, 0.00% - 12.76%, due 04/15/2027 - 07/15/2047, FNMA, 0.00% - 6.50%, due 12/25/2019 - 11/25/2047, and GNMA, 0.00% - 6.50%, due 04/20/2035 - 01/16/2060, with a value of $1,277,109.	1,250,000
3,000,000	Daiwa Capital Markets America, Inc., 1.06%, dated 11/30/2017, due 12/01/2017, repurchase price $3,000,088, collateralized by FFCB, 1.12% - 2.72%, due 02/07/2019 - 11/20/2025, FHLB, 2.88%, due 09/13/2024, FHLMC, 1.60% - 4.50%, due 10/15/2018 - 11/01/2047, FNMA, 1.68% - 6.00%, due 10/25/2018 - 09/25/2057, GNMA, 1.58% - 6.00%, due 12/16/2025 - 11/20/2047 and U.S. Treasury Securities, 0.00% - 2.38%, due 12/14/2017 - 05/15/2027, with a value of $3,062,974.	3,000,000
900,000	Deutsche Bank Securities, Inc., 1.04%, dated 11/30/2017, due 12/01/2017, repurchase price $900,026, collateralized by U.S. Treasury Securities, 0.00%, due 08/15/2018 - 11/15/2044, with a value of $918,000.	900,000
1,000,000	Deutsche Bank Securities, Inc., 1.04%, dated 11/30/2017, due 12/01/2017, repurchase price $1,000,029, collateralized by U.S. Treasury Securities, 0.00% - 1.75%, due 07/15/2018 - 02/15/2031, with a value of $1,020,000.	1,000,000
650,000	Deutsche Bank Securities, Inc., 1.05%, dated 11/30/2017, due 12/01/2017, repurchase price $650,019, collateralized by FNMA, 3.50%, due 07/25/2042, GNMA, 1.41% - 4.50%, due 06/20/2047 - 01/16/2054, and U.S. Treasury Securities, 0.00%, due 05/15/2040, with a value of $663,003.	650,000
3,000,000	Deutsche Bank Securities, Inc., 1.05%, dated 11/30/2017, due 12/06/2017, repurchase price $3,000,525, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, due 01/11/2018 - 11/15/2047, with a value of $3,060,001.	3,000,000
1,625,000	Deutsche Bank Securities, Inc., 1.06%, dated 11/30/2017, due 12/06/2017, repurchase price $1,625,287, collateralized by FFCB, 0.75% - 3.95%, due 01/22/2018 - 04/06/2045, FHLB, 0.00% - 5.63%, due 12/08/2017 - 03/14/2036, FHLMC, 0.00% - 6.75%, due 12/15/2017 - 06/15/2042, FNMA, 0.00% - 7.25%, due 12/20/2017 - 05/25/2043 and Tennessee Valley Authority, 1.75% - 5.98%, due 04/01/2018 - 09/15/2065, with a value of $1,658,311.	1,625,000
2,000,000	Federal Reserve Bank of New York, 1.00%, dated 11/30/2017, due 12/01/2017, repurchase price $2,000,056, collateralized by U.S. Treasury Securities, 1.50% - 7.63%, due 07/31/2020 - 08/15/2026, with a value of $2,000,056.	2,000,000
9,000,000	Federal Reserve Bank of New York, 1.00%, dated 11/30/2017, due 12/01/2017, repurchase price $9,000,250, collateralized by U.S. Treasury Securities, 1.50% - 7.63%, due 07/31/2020 - 08/15/2026, with a value of $9,000,250.	9,000,000
1,000,000	Goldman Sachs & Co. LLC, 1.03%, dated 11/30/2017, due 12/01/2017, repurchase price $1,000,029, collateralized by FHLMC, 2.50% - 6.00%, due 01/01/2024 - 11/01/2047, and FNMA, 2.00% - 9.00%, due 07/01/2025 - 05/01/2056, with a value of $1,020,000.	1,000,000
1,250,000	HSBC Securities USA, Inc., 1.04%, dated 11/30/2017, due 12/01/2017, repurchase price $1,250,036, collateralized by FHLB, 1.13%, due 06/21/2019, and FNMA, 2.50% - 6.50%, due 10/01/2022 - 11/01/2047, with a value of $1,271,285.	1,250,000
500,000	HSBC Securities USA, Inc., 1.04%, dated 11/30/2017, due 12/01/2017, repurchase price $500,014, collateralized by FNMA, 3.50% - 4.50%, due 10/01/2040 - 11/01/2047, with a value of $508,532.	500,000
2,800,000	Nomura Securities Co. Ltd., 1.04%, dated 11/30/2017, due 12/01/2017, repurchase price $2,800,081, collateralized by U.S. Treasury Securities, 0.00% - 7.88%, due 01/11/2018 - 08/15/2047, with a value of $2,856,083.	2,800,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
6,000,000	Nomura Securities Co. Ltd., 1.05%, dated 11/30/2017, due 12/01/2017, repurchase price $6,000,175, collateralized by FHLMC, 1.68% - 8.00%, due 12/15/2017 - 12/01/2047, FNMA, 1.78% - 8.50%, due 12/25/2017 - 02/01/2057, GNMA, 2.00% - 9.00%, due 12/15/2017 - 10/20/2067, Tennessee Valley Authority, 4.25% - 5.50%, due 06/15/2038 - 09/15/2065 and U.S. Treasury Securities, 0.00% - 5.00%, due 02/15/2018 - 08/15/2047, with a value of $6,120,179.	6,000,000
1,000,000	Nomura Securities Co. Ltd., 1.06%, dated 11/30/2017, due 12/05/2017, repurchase price $1,000,147, collateralized by FHLMC, 2.50% - 5.00%, due 09/01/2027 - 11/01/2047, FNMA, 2.50% - 6.00%, due 04/01/2026 - 11/01/2047, and GNMA, 3.00% - 4.67%, due 02/15/2042 - 12/20/2060, with a value of $1,020,210.	1,000,000
200,000	Norinchukin Bank, 1.15%, dated 11/30/2017, due 12/07/2017, repurchase price $200,045, collateralized by U.S. Treasury Securities, 1.50%, due 08/15/2026, with a value of $203,053.	200,000
250,000	Norinchukin Bank, 1.15%, dated 11/30/2017, due 12/11/2017, repurchase price $250,088, collateralized by U.S. Treasury Securities, 1.88%, due 06/30/2020, with a value of $253,031.	250,000
250,000	Norinchukin Bank, 1.15%, dated 11/30/2017, due 12/12/2017, repurchase price $250,096, collateralized by U.S. Treasury Securities, 1.88%, due 06/30/2020, with a value of $253,031.	250,000
200,000	Norinchukin Bank, 1.17%, dated 11/30/2017, due 12/04/2017, repurchase price $200,026, collateralized by U.S. Treasury Securities, 1.50%, due 08/15/2026, with a value of $203,053.	200,000
250,000	Norinchukin Bank, 1.17%, dated 11/30/2017, due 12/05/2017, repurchase price $250,041, collateralized by U.S. Treasury Securities, 0.13% - 3.63%, due 02/15/2020 - 04/15/2020, with a value of $254,386.	250,000
500,000	Norinchukin Bank, 1.30%, dated 11/30/2017, due 01/30/2018, repurchase price $501,101, collateralized by U.S. Treasury Securities, 3.63%, due 04/15/2028, with a value of $508,217.	500,000
250,000	Norinchukin Bank, 1.30%, dated 11/30/2017, due 01/31/2018, repurchase price $250,560, collateralized by U.S. Treasury Securities, 0.13%, due 04/15/2020, with a value of $254,976.	250,000
300,000	Norinchukin Bank, 1.30%, dated 11/30/2017, due 02/01/2018, repurchase price $300,683, collateralized by U.S. Treasury Securities, 0.13%, due 04/15/2020, with a value of $305,969.	300,000
200,000	Norinchukin Bank, 1.31%, dated 11/30/2017, due 02/02/2018, repurchase price $200,466, collateralized by U.S. Treasury Securities, 1.50%, due 08/15/2026, with a value of $203,053.	200,000
200,000	Norinchukin Bank, 1.31%, dated 11/30/2017, due 02/05/2018, repurchase price $200,488, collateralized by U.S. Treasury Securities, 1.50% - 1.88%, due 06/30/2020 - 08/15/2026, with a value of $202,971.	200,000
400,000	Norinchukin Bank, 1.32%, dated 11/30/2017, due 02/06/2018, repurchase price $400,997, collateralized by U.S. Treasury Securities, 1.13%, due 01/15/2021, with a value of $406,338.	400,000
250,000	Norinchukin Bank, 1.32%, dated 11/30/2017, due 02/08/2018, repurchase price $250,642, collateralized by U.S. Treasury Securities, 1.88% - 3.63%, due 02/15/2020 - 06/30/2020, with a value of $252,590.	250,000
250,000	Norinchukin Bank, 1.34%, dated 11/30/2017, due 02/15/2018, repurchase price $250,717, collateralized by U.S. Treasury Securities, 1.88%, due 06/30/2020, with a value of $253,031.	250,000
700,000	RBC Capital Markets LLC, 1.04%, dated 11/30/2017, due 12/01/2017, repurchase price $700,020, collateralized by FHLMC, 3.50%, due 01/15/2045, and U.S. Treasury Securities, 0.00% - 2.00%, due 05/31/2018 - 07/15/2027, with a value of $714,005.	700,000
250,000	RBC Capital Markets LLC, 1.10%, dated 11/30/2017, due 12/07/2017, repurchase price $250,053, collateralized by FHLMC, 3.00% - 4.00%, due 11/01/2032 - 12/01/2047, FNMA, 1.73% - 6.00%, due 07/01/2018 - 11/01/2047, GNMA, 3.00% - 7.00%, due 02/20/2032 - 11/20/2047, and Tennessee Valley Authority, 5.25% - 5.88%, due 04/01/2036 - 09/15/2039, with a value of $255,006.	250,000
1,000,000	RBC Capital Markets LLC, 1.19%, dated 11/30/2017, due 12/07/2017, repurchase price $1,000,231, collateralized by FHLMC, 2.50% - 4.00%, due 01/01/2029 - 12/01/2047, FNMA, 2.35% - 4.00%, due 09/01/2026 - 12/25/2047, GNMA, 3.00% - 7.50%, due 11/20/2025 - 11/20/2047, and U.S. Treasury Securities, 0.00% - 3.88%, due 03/01/2018 - 04/15/2029, with a value of $1,020,199.	1,000,000
1,050,000	Royal Bank of Scotland plc, 1.03%, dated 11/30/2017, due 12/01/2017, repurchase price $1,050,030, collateralized by U.S. Treasury Securities, 0.00% - 1.00%, due 12/15/2017 - 01/15/2024, with a value of $1,069,314.	1,050,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
1,250,000	Sumitomo Mitsui Banking Corp., 1.05%, dated 11/30/2017, due 12/01/2017, repurchase price $1,250,036, collateralized by U.S. Treasury Securities, 2.38%, due 08/15/2024, with a value of $1,275,037.	1,250,000
3,000,000	Sumitomo Mitsui Banking Corp., 1.06%, dated 11/30/2017, due 12/01/2017, repurchase price $3,000,088, collateralized by GNMA, 3.50%, due 02/20/2046 - 03/20/2046, with a value of $3,060,090.	3,000,000
300,000	TD Securities USA LLC, 1.03%, dated 11/30/2017, due 12/01/2017, repurchase price $300,009, collateralized by U.S. Treasury Securities, 2.00% - 3.38%, due 04/30/2024 - 05/15/2044, with a value of $306,009.	300,000
78,598	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.03% - 1.04%, dated 11/30/2017, due 12/01/2017, repurchase price $78,600. [3]	78,598
250,000	Wells Fargo Securities LLC, 1.02%, dated 11/30/2017, due 12/06/2017, repurchase price $250,043, collateralized by U.S. Treasury Securities, 1.38% - 8.75%, due 01/15/2018 - 02/15/2044, with a value of $255,051.	250,000
400,000	Wells Fargo Securities LLC, 1.03%, dated 11/30/2017, due 12/06/2017, repurchase price $400,069, collateralized by FHLMC, 3.50% - 4.50%, due 11/01/2032 - 11/01/2047, and FNMA, 3.50% - 4.50%, due 11/01/2032 - 10/01/2047, with a value of $408,082.	400,000

	Total Repurchase Agreements (Cost $77,726,211)	77,726,211

Short-Term Investments — 3.7%
	U.S. Treasury Obligations — 3.7%
	U.S. Treasury Bills — 3.7% (n)
1,500,000	1.23%, 04/12/2018	1,493,287
1,500,000	1.24%, 04/19/2018	1,492,835
2,500,000	1.25%, 04/26/2018	2,487,406
	Total Short-Term Investments (Cost $5,473,528)	5,473,528
	Total Investments — 97.1% (Cost $143,683,722)*	143,683,722
	Other Assets in Excess of Liabilities — 2.9%	4,276,836

	NET ASSETS — 100.0%	$147,960,558

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
USD	—	United States Dollar
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Additional Investment Information:

[1]	Agency Joint Trading Account I — At November 30, 2017, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of December 01, 2017, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$8,350,000	$8,350,243	$8,518,290

Repurchase Agreements — At November 30, 2017, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows:

Counterparty	Interest Rate	U.S. Government Money Market Fund
BNP Paribas	1.05%	$1,100,000
Credit Agricole Corporate & Investment Bank SA	1.05%	750,000
MUFG Securities Americas, Inc.	1.04%	750,000
Societe Generale SA	1.05%	300,000
TD Securities USA LLC	1.05%	1,750,000
Wells Fargo Securities, LLC	1.05%	3,700,000

Total		$8,350,000

At November 30, 2017, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	0.00% - 3.93%	01/02/2018 - 08/01/2044
FHLB	0.00% - 5.50%	12/01/2017 - 07/15/2036
FHLMC	0.00% - 7.00%	01/12/2018 - 11/01/2047
FNMA	0.00% - 7.13%	02/01/2018 - 07/25/2054
GNMA	1.34% - 7.00%	06/20/2019 - 11/20/2047
Tennessee Valley Authority	2.88% - 6.25%	12/15/2017 - 09/15/2065
U.S. Treasury Securities	0.00% - 4.25%	01/15/2018 - 08/15/2047

[2]	Agency Joint Trading Account II — At November 30, 2017, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of December 01, 2017, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$572,613	$572,630	$584,065

Repurchase Agreements — At November 30, 2017, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows:

Counterparty	Interest Rate	U.S. Government Money Market Fund
Citibank NA	1.05%	$136,336
Citigroup Global Markets, Inc.	1.05%	136,336
Merrill Lynch PFS, Inc.	1.05%	299,941

Total		$572,613

At November 30, 2017, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	3.00% - 5.00%	08/01/2026 - 04/01/2046
FNMA	2.50% - 4.50%	05/01/2026 - 09/01/2046
GNMA	3.50% - 4.00%	05/20/2047 - 11/20/2047
U.S. Treasury Securities	0.00% - 2.38%	02/08/2018 - 11/15/2027

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

[3]	Treasury Joint Trading Account I — At November 30, 2017, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of December 01, 2017, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$78,598	$78,600	$80,172

Repurchase Agreements — At November 30, 2017, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows:

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Citibank NA	1.03%	$12,092
Wells Fargo Securities, LLC	1.04%	66,506

Total		$78,598

At November 30, 2017, the Treasury Joint Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 6.25%	12/14/2017 - 11/15/2047

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$143,683,722	$—	$143,683,722

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 23.4%
	U.S. Treasury Floating Rate Notes — 21.9%
300,000	(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.34%, 12/01/2017 (aa)	299,998
300,000	(US Treasury 3 Month Bill Money Market Yield + 0.06%), 1.35%, 12/01/2017 (aa)	300,000
700,000	(US Treasury 3 Month Bill Money Market Yield + 0.07%), 1.36%, 12/01/2017 (aa)	700,072
500,000	(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.43%, 12/01/2017 (aa)	500,309
939,000	(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.46%, 12/01/2017 (aa)	939,634
600,000	(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.46%, 12/01/2017 (aa)	600,221
750,000	(US Treasury 3 Month Bill Money Market Yield + 0.19%), 1.48%, 12/01/2017 (aa)	750,028
387,000	(US Treasury 3 Month Bill Money Market Yield + 0.27%), 1.56%, 12/01/2017 (aa)	387,028

		4,477,290

U.S. Treasury Notes — 1.5%
139,000	1.38%, 07/31/2018	138,873
100,000	1.38%, 09/30/2018	99,820
64,000	2.25%, 07/31/2018	64,311

		303,004

	Total U.S. Treasury Obligations (Cost $4,780,294)	4,780,294

	Repurchase Agreements — 68.7%
500,000	Bank of Nova Scotia (The), 1.03%, dated 11/30/2017, due 12/01/2017, repurchase price $500,014, collateralized by U.S. Treasury Securities, 0.00% - 5.25%, due 12/21/2017 - 05/15/2046, with a value of $510,000.	500,000
100,000	Barclays Capital, Inc., 1.03%, dated 11/30/2017, due 12/01/2017, repurchase price $100,003, collateralized by U.S. Treasury Securities, 1.13%, due 02/28/2019, with a value of $102,000.	100,000
2,000,000	BNP Paribas SA, 1.03%, dated 11/30/2017, due 12/01/2017, repurchase price $2,000,057, collateralized by U.S. Treasury Securities, 0.00% - 9.13%, due 01/04/2018 - 05/15/2047, with a value of $2,040,058.	2,000,000
650,000	BNP Paribas SA, 1.07%, dated 11/30/2017, due 12/07/2017, repurchase price $650,135, collateralized by U.S. Treasury Securities, 0.00% - 3.00%, due 03/22/2018 - 02/15/2046, with a value of $663,690.	650,000
500,000	BNP Paribas SA, 1.09%, dated 11/30/2017, due 12/07/2017, repurchase price $500,106, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 08/31/2018 - 05/15/2047, with a value of $511,405.	500,000
500,000	BNP Paribas SA, 1.09%, dated 11/30/2017, due 12/07/2017, repurchase price $500,106, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 01/11/2018 - 05/15/2047, with a value of $511,405.	500,000
250,000	Citigroup Global Markets Holdings, Inc., 1.02%, dated 11/30/2017, due 12/06/2017, repurchase price $250,043, collateralized by U.S. Treasury Securities, 1.25% - 4.38%, due 11/15/2018 - 11/15/2039, with a value of $255,000.	250,000
350,000	Citigroup Global Markets Holdings, Inc., 1.03%, dated 11/30/2017, due 12/01/2017, repurchase price $350,010, collateralized by U.S. Treasury Securities, 1.00% - 4.75%, due 07/31/2018 - 02/15/2037, with a value of $357,000.	350,000
774,300	Credit Agricole Corporate & Investment Bank SA, 1.03%, dated 11/30/2017, due 12/01/2017, repurchase price $774,322, collateralized by U.S. Treasury Securities, 1.63% - 2.88%, due 08/31/2022 - 05/15/2043, with a value of $789,786.	774,300
1,000,000	Deutsche Bank Securities, Inc., 1.04%, dated 11/30/2017, due 12/01/2017, repurchase price $1,000,029, collateralized by U.S. Treasury Securities, 0.00%, due 02/15/2018 - 08/15/2047, with a value of $1,020,000.	1,000,000
300,000	HSBC Securities USA, Inc., 1.02%, dated 11/30/2017, due 12/06/2017, repurchase price $300,051, collateralized by U.S. Treasury Securities, 2.00% - 2.13%, due 07/31/2024 - 02/15/2025, with a value of $304,074.	300,000
250,000	JPMorgan Securities LLC, 1.04%, dated 11/30/2017, due 12/01/2017, repurchase price $250,007, collateralized by U.S. Treasury Securities, 2.25% - 3.13%, due 12/31/2023 - 11/15/2041, with a value of $253,630.	250,000

JP Morgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Repurchase Agreements — continued
300,000	Mizuho Securities USA LLC, 1.04%, dated 11/30/2017, due 12/01/2017, repurchase price $300,009, collateralized by U.S. Treasury Securities, 0.00% - 2.25%, due 05/31/2018 - 11/15/2027, with a value of $306,000.	300,000
1,200,000	Nomura Securities Co. Ltd., 1.04%, dated 11/30/2017, due 12/01/2017, repurchase price $1,200,035, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 05/15/2018 - 11/15/2047, with a value of $1,224,035.	1,200,000
150,000	Norinchukin Bank, 1.17%, dated 11/30/2017, due 12/05/2017, repurchase price $150,024, collateralized by U.S. Treasury Securities, 1.50%, due 08/15/2026, with a value of $152,291.	150,000
250,000	Norinchukin Bank, 1.30%, dated 11/30/2017, due 01/31/2018, repurchase price $250,560, collateralized by U.S. Treasury Securities, 1.88%, due 06/30/2020, with a value of $253,031.	250,000
100,000	Norinchukin Bank, 1.32%, dated 11/30/2017, due 02/06/2018, repurchase price $100,249, collateralized by U.S. Treasury Securities, 1.50%, due 08/15/2026, with a value of $101,529.	100,000
500,000	RBC Capital Markets LLC, 1.04%, dated 11/30/2017, due 12/07/2017, repurchase price $500,101, collateralized by U.S. Treasury Securities, 0.00% - 7.88%, due 01/31/2018 - 02/15/2047, with a value of $510,000.	500,000
750,000	RBC Capital Markets LLC, 1.11%, dated 11/30/2017, due 12/07/2017, repurchase price $750,162, collateralized by U.S. Treasury Securities, 0.00% - 9.00%, due 02/15/2018 - 08/15/2047, with a value of $765,000.	750,000
450,000	RBS Securities, Inc., 1.03%, dated 11/30/2017, due 12/01/2017, repurchase price $450,013, collateralized by U.S. Treasury Securities, 1.38% - 3.63%, due 02/28/2018 - 08/15/2046, with a value of $457,143.	450,000
550,000	Royal Bank of Scotland plc, 1.03%, dated 11/30/2017, due 12/01/2017, repurchase price $550,016, collateralized by U.S. Treasury Securities, 0.00%, due 01/04/2018 - 05/17/2018, with a value of $561,003.	550,000
200,000	Societe Generale SA, 1.03%, dated 11/30/2017, due 12/01/2017, repurchase price $200,006, collateralized by U.S. Treasury Securities, 0.00% - 9.00%, due 04/19/2018 - 11/15/2046, with a value of $204,000.	200,000
750,000	Sumitomo Mitsui Banking Corp., 1.05%, dated 11/30/2017, due 12/01/2017, repurchase price $750,022, collateralized by U.S. Treasury Securities, 2.13%, due 06/30/2022, with a value of $765,022.	750,000
1,144,688	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.03% - 1.04%, dated 11/30/2017, due 12/01/2017, repurchase price $1,144,721. [1]	1,144,688
500,000	UBS Securities LLC, 1.06%, dated 11/30/2017, due 12/01/2017, repurchase price $500,015, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 12/07/2017 - 05/15/2047, with a value of $510,000.	500,000

	Total Repurchase Agreements (Cost $14,018,988)	14,018,988

Short-Term Investments — 5.9%
	U.S. Treasury Obligations — 5.9%
	U.S. Treasury Bills — 5.9% (n)
200,000	1.14%, 03/08/2018	199,385
400,000	1.15%, 03/15/2018	398,680
250,000	1.23%, 04/12/2018	248,881
370,000	1.25%, 04/26/2018	368,135

	Total Short-Term Investments (Cost $1,215,081)	1,215,081

	Total Investments — 98.0% (Cost $20,014,363)*	20,014,363
	Other Assets in Excess of Liabilities — 2.0%	401,156

	NET ASSETS — 100.0%	$20,415,519

Percentages indicated are based on net assets.

JP Morgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(n)	—	The rate shown is the effective yield as of November 30, 2017.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1]	Treasury Joint Trading Account I — At November 30, 2017, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of December 01, 2017, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$1,144,688	$1,144,721	$1,167,610

Repurchase Agreements — At November 30, 2017, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows:

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Citibank NA	1.03%	$176,106
Wells Fargo Securities, LLC	1.04%	968,582

Total		$1,144,688

At November 30, 2017, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% to 6.25%	12/14/2017 to 11/15/2047

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JP Morgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$20,014,363	$—	$20,014,363

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 26, 2018

By:	/s/ Matthew J. Plastina
Matthew J. Plastina
Acting Treasurer and Principal Financial Officer
January 26, 2018